      As filed with the Securities and Exchange Commission on April 8, 2008


                                           REGISTRATION STATEMENT NO. 333-147895

                                                                       811-08223

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]


PRE-EFFECTIVE AMENDMENT NO.                                                  [ ]

POST-EFFECTIVE AMENDMENT NO. 1                                               [X]


                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 39                                                             [X]

                        (Check Appropriate box or boxes.)

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

     ONE CITYPLACE, 185 ASYLUM STREET, 3CP, HARTFORD, CONNECTICUT 06103-3415

              (Address of Depositor's Principal Executive Offices) Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      VINTAGE XTRA(SM) ANNUITY PROSPECTUS:

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes VINTAGE XTRA ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Growth and Income
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Lord Abbett Mid Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Met/AIM Capital Appreciation
  Franklin Income Securities Fund                     Portfolio -- Class A
  Templeton Foreign Securities Fund                Met/AIM Small Cap Growth Portfolio -- Class
JANUS ASPEN SERIES -- SERVICE SHARES                  A
  Mid Cap Growth Portfolio                         MFS(R) Emerging Markets Equity
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Aggressive          PIMCO Inflation Protected Bond
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Fund Portfolio -- Class A
     Portfolio -- Class I                          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Capital and            A
     Income Portfolio -- Class II                  Third Avenue Small Cap Value
  Legg Mason Partners Variable Equity Index           Portfolio -- Class B
     Portfolio -- Class II                       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Global Equity       BlackRock Aggressive Growth
     Portfolio                                        Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class E
     Portfolio -- Class I                          Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core           Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Adjustable          MetLife Aggressive Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Conservative Allocation
     Portfolio                                        Portfolio -- Class B
  Legg Mason Partners Variable Money Market        MetLife Conservative to Moderate Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B
                                                 PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio





     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.



We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Purchase Payment Credits................................................    16
Accumulation Units......................................................    16
The Variable Funding Options............................................    17
FIXED ACCOUNT...........................................................    23
CHARGES AND DEDUCTIONS..................................................    23
General.................................................................    23
Withdrawal Charge.......................................................    24
Free Withdrawal Allowance...............................................    24
Transfer Charge.........................................................    24
Administrative Charges..................................................    25
Mortality and Expense Risk Charge.......................................    25
Variable Liquidity Benefit Charge.......................................    25
Enhanced Stepped-Up Provision Charge....................................    25
Guaranteed Minimum Withdrawal Benefit Charge............................    26
Variable Funding Option Expenses........................................    26
Premium Tax.............................................................    26
Changes in Taxes Based upon Premium or Value............................    26
TRANSFERS...............................................................    26
Market Timing/Excessive Trading.........................................    26
Dollar Cost Averaging...................................................    28
ACCESS TO YOUR MONEY....................................................    29
Systematic Withdrawals..................................................    30
OWNERSHIP PROVISIONS....................................................    30
Types of Ownership......................................................    30
Contract Owner..........................................................    30
Beneficiary.............................................................    30
Annuitant...............................................................    31
DEATH BENEFIT...........................................................    31
Death Proceeds before the Maturity Date.................................    31
Enhanced Stepped-Up Provision ("E.S.P.")................................    32
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    35
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    36
LIVING BENEFITS.........................................................    36
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    36
THE ANNUITY PERIOD......................................................    42
Maturity Date...........................................................    42
Allocation of Annuity...................................................    42
Variable Annuity........................................................    42
Fixed Annuity...........................................................    43
PAYMENTS OPTIONS........................................................    43
Election of Options.....................................................    43
Annuity Options.........................................................    43
Variable Liquidity Benefit..............................................    44
MISCELLANEOUS CONTRACT PROVISIONS.......................................    44
Right to Return.........................................................    44
Termination.............................................................    44
Required Reports........................................................    45
Suspension of Payments..................................................    45
THE SEPARATE ACCOUNTS...................................................    45
Performance Information.................................................    46
FEDERAL TAX CONSIDERATIONS..............................................    46
General Taxation of Annuities...........................................    46
Types of Contracts: Qualified and Non-qualified.........................    47
Qualified Annuity Contracts.............................................    47
Taxation of Qualified Annuity Contracts.................................    48
Mandatory Distributions for Qualified Plans.............................    48
Individual Retirement Annuities.........................................    48
Roth IRAs...............................................................    49
TSAs (ERISA and Non-ERISA)..............................................    49
Non-qualified Annuity Contracts.........................................    51
Diversification Requirements for Variable Annuities.....................    52
Ownership of the Investments............................................    52
Taxation of Death Benefit Proceeds......................................    53
Other Tax Considerations................................................    53
Treatment of Charges for Optional Benefits..............................    53
Guaranteed Minimum Withdrawal Benefits..................................    53
Puerto Rico Tax Considerations..........................................    53
Non-Resident Aliens.....................................................    54
Tax Credits and Deductions..............................................    54
OTHER INFORMATION.......................................................    54
The Insurance Company...................................................    54
Financial Statements....................................................    55
Distribution of Variable Annuity Contracts..............................    55
Conformity with State and Federal Laws..................................    56
Voting Rights...........................................................    56
Restrictions on Financial Transactions..................................    56
Legal Proceedings.......................................................    56
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD
  III FOR VARIABLE ANNUITIES............................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD IV
  FOR VARIABLE ANNUITIES................................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.


CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.


CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.


DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.


FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                              VINTAGE XTRA ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Fund BD IV was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Fund BD
IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV.



THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.



For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to "Payment Options" for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and any
  associated Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 years+                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 years+                                      0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II,, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                                   STANDARD DEATH    ENHANCED DEATH
                                                                       BENEFIT           BENEFIT
                                                                   --------------    --------------
Mortality and Expense ("M & E") Risk Charge....................       1.25%(5)          1.45%(5)
Administrative Expense Charge..................................       0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES
  SELECTED.....................................................       1.40%             1.60%
Optional E.S.P. Charge.........................................       0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.....................................................       1.60%             1.80%
Optional GMWB I Charge (maximum upon reset)....................       1.00%(6)          1.00%(6)
Optional GMWB II Charge (maximum upon reset)...................       1.00%(6)          1.00%(6)
Optional GMWB III Charge.......................................       0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.....................................................       2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.....................................................       2.40%             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
  SELECTED.....................................................       1.65%             1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
  SELECTED.....................................................       2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
  SELECTED.....................................................       2.60%             2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
  SELECTED.....................................................       1.85%             2.05%


---------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, and an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid-Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.52%      1.52%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..    0.56%       0.10%      0.09%           --          0.75%          --           0.75%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................    0.45%       0.25%      0.02%           --          0.72%          --           0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%          1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --           0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class II++.....    0.69%       0.25%      0.20%         0.01%         1.15%          --           1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --           1.13%
  Legg Mason Partners Variable
     Capital Portfolio++.........    0.75%       0.25%      0.11%           --          1.11%          --           1.11%(2)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++++...............    0.65%         --       0.33%           --          0.98%          --           0.98%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Global Equity Portfolio.....    0.75%       0.25%      0.19%           --          1.19%          --           1.19%(2)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --           1.11%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++++....    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I++......    0.75%         --       0.26%           --          1.01%          --           1.01%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I+.......    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+..................    0.65%         --       0.36%           --          1.01%          --           1.01%(2)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --           0.75%(2)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.08%           --          0.53%          --           0.53%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(4)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --           1.00%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --           1.52%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(4)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --           1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class E........    0.38%       0.15%      0.06%           --          0.59%        0.01%          0.58%(6)
  Capital Guardian U.S. Equity
     Portfolio -- Class A........    0.66%         --       0.05%           --          0.71%          --           0.71%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  Jennison Growth
     Portfolio -- Class A+.......    0.63%         --       0.04%           --          0.67%          --           0.67%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(7)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(7)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(7)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(7)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(7)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(8)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.




(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                                                                    IF CONTRACT IS NOT SURRENDERED OR
                                       IF CONTRACT IS SURRENDERED                    ANNUITIZED AT THE END OF PERIOD
                                       AT THE END OF PERIOD SHOWN                                 SHOWN
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,255      $2,092      $2,927      $4,648       $455       $1,372      $2,927      $4,648
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,151      $1,784      $2,424      $3,699       $351       $1,064      $1,794      $3,699



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Vintage XTRA Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity

Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.



The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                         Age 80
Enhanced Death Benefit                                                         Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                         Age 75



Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.


We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York

Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



PURCHASE PAYMENT CREDITS


For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information.

ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.

In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks capital appreciation.        Fidelity Management & Research
  Portfolio -- Service Class                                          Company
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while     Franklin Advisers, Inc.
                                   maintaining prospects for capital
                                   appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund+
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  II++                                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation         Legg Mason Partners Fund Advisor,
  Capital Portfolio++              through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio++    principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I++           consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth;    Legg Mason Partners Fund Advisor,
  Global Equity Portfolio          dividend income, if any, is        LLC
                                   incidental to this goal.           Subadviser: Batterymarch
                                                                      Financial Management, Inc.
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio+                                              Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I++                                              Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I+                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable       Seeks high current income.         Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                        LLC
  Portfolio+                                                          Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------




We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 + years                                     0%


For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then


     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then


     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings


Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Managed Distribution Program


     -    under the Nursing Home Confinement provision (as described in Appendix
          E)

FREE WITHDRAWAL ALLOWANCE




Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We reserve the right to not permit the provision on a full surrender.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES




There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 + years                                     0%



Please refer to "Payment Options" for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE




If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP




CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE



STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

     (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

     (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

     (3)  the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations

(provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies) or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary who may
                                                             elect to continue the
                                                             Contract.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT OWNER)
The beneficiary (ies), or if  Unless, the beneficiary        Yes
  none, to the Contract       elects to continue the
  Owner. If the Contract      Contract rather than receive
  Owner is not living, then   a lump sum distribution.
  to the joint owner. If
  none, then to the Contract
  Owner's estate.
                                                             But if there is a Contingent
                                                             Annuitant, then the
                                                             Contingent Annuitant becomes
                                                             the Annuitant and the
                                                             Contract continues in effect
                                                             (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         Yes
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original

Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE




If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------




GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.


The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:


     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:


     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/115,500) =    90,000/100,000)] =               10,000/94,500) =     89,418/100,000)] =
(PWR)                           $8,658                 $500                           $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,582
OF THE
WITHDRAWAL                  (10,000>8,658)                                        (10,582>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $105,500         $90,000               $4,500          $84,500         $89,418               $4,471
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,342               $4,567                          $89,417               $4,471
AFTER
WITHDRAWAL                [100,000 - (100,000         [(5,000                   [100,000 - (100,000        [5,000 x
               $105,500    x10,000/115,500)]     x91,342/100,000)]    $84,500    x10,000/94,500)]      (89,417/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,658                 $433           $10,000         $10,583                $529
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB

          Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.




Reset (GMWB I and GMWB II Only). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.


If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.



COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN



You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION



We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Fund BD III and Fund BD IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV. (See "The Insurance Company" .) Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Fund BD III and Fund BD IV with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to

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

determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.




Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



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

TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).



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

WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------



Vintage XTRA is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Fund BD IV, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Fund BD IV and its assets. Pursuant to the merger, therefore, Fund BD IV became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.

FINANCIAL STATEMENTS




The financial statements for the Company and its Separate Account Fund BD IV are located in the Statement of Additional Information.



The financial statements for the Separate Account Fund BD III are attached.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




              FOR METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.081          1.159                --
                                                       2006      1.000          1.081           458,007

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.816          0.857                --
                                                       2005      0.783          0.816           689,725
                                                       2004      0.751          0.783           835,150
                                                       2003      0.609          0.751           895,510
                                                       2002      0.885          0.609           994,353
                                                       2001      1.000          0.885           421,659

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.162          1.215                --
                                                       2005      1.127          1.162           146,657
                                                       2004      1.027          1.127            77,989
                                                       2003      0.788          1.027            72,029
                                                       2002      1.000          0.788             6,028

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.756          0.741                --
                                                       2005      0.668          0.756           889,375
                                                       2004      0.625          0.668         1,057,694
                                                       2003      0.514          0.625         1,190,268
                                                       2002      0.753          0.514         1,278,582
                                                       2001      0.925          0.753           892,135
                                                       2000      1.127          0.925            96,323
                                                       1999      1.000          1.127            76,688

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.478          1.674           826,161
                                                       2006      1.245          1.478           722,596
                                                       2005      1.106          1.245           813,522
                                                       2004      0.989          1.106           820,524
                                                       2003      0.741          0.989           734,396
                                                       2002      0.880          0.741           699,143
                                                       2001      1.041          0.880           358,085
                                                       2000      1.301          1.041             4,990
                                                       1999      1.000          1.301                --

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.366          1.514         1,288,648
                                                       2006      1.257          1.366         1,550,556
                                                       2005      1.097          1.257         1,757,373
                                                       2004      0.989          1.097         1,620,395
                                                       2003      0.733          0.989         1,423,815
                                                       2002      0.984          0.733           997,632
                                                       2001      1.220          0.984           537,903
                                                       2000      1.184          1.220           112,468
                                                       1999      1.000          1.184                --

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.507          1.560         1,593,425
                                                       2006      1.326          1.507         1,467,842
                                                       2005      1.271          1.326         1,352,898
                                                       2004      1.167          1.271         1,515,560
                                                       2003      0.894          1.167         1,322,363
                                                       2002      1.110          0.894           697,242
                                                       2001      1.098          1.110           343,429
                                                       2000      1.000          1.098                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.676          0.670                --
                                                       2005      0.580          0.676         1,156,794
                                                       2004      0.492          0.580         1,259,417
                                                       2003      0.400          0.492         1,688,768
                                                       2002      0.541          0.400         1,612,958
                                                       2001      0.742          0.541         1,770,037
                                                       2000      1.000          0.742           189,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.347          3.069                --
                                                       2005      2.221          2.347           576,119
                                                       2004      1.714          2.221           585,483
                                                       2003      1.297          1.714           586,611
                                                       2002      1.258          1.297           542,919
                                                       2001      1.173          1.258           169,706
                                                       2000      1.000          1.173             7,111

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.315          1.431                --
                                                       2005      1.210          1.315            38,446
                                                       2004      1.074          1.210            54,657
                                                       2003      1.000          1.074             1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.312          1.463                --
                                                       2005      1.208          1.312            14,119
                                                       2004      1.068          1.208            11,133
                                                       2003      1.000          1.068             1,000

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (12/99)............................................  2007      1.475          1.709           305,007
                                                       2006      1.341          1.475           397,347
                                                       2005      1.163          1.341           361,133
                                                       2004      1.023          1.163           237,852
                                                       2003      0.808          1.023           231,570
                                                       2002      0.905          0.808           195,760
                                                       2001      1.047          0.905            73,692
                                                       2000      1.138          1.047            64,462
                                                       1999      1.000          1.138            64,462

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.972          2.243           573,503
                                                       2006      1.779          1.972           592,553
                                                       2005      1.529          1.779           576,226
                                                       2004      1.244          1.529           449,306
                                                       2003      0.912          1.244           393,509
                                                       2002      1.000          0.912           397,241

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.227          1.255            69,458
                                                       2006      1.052          1.227            46,177
                                                       2005      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/00)........................  2007      0.935          1.025           144,910
                                                       2006      0.872          0.935           208,235
                                                       2005      0.844          0.872           353,739
                                                       2004      0.768          0.844           419,907
                                                       2003      0.567          0.768           318,777
                                                       2002      0.807          0.567           250,433
                                                       2001      0.965          0.807           194,095
                                                       2000      1.000          0.965                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.262          1.474                --
                                                       2005      1.158          1.262           546,575
                                                       2004      1.043          1.158           646,673
                                                       2003      0.845          1.043           457,584
                                                       2002      1.000          0.845           119,273

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.826          3.589           223,521
                                                       2006      2.238          2.826           219,867
                                                       2005      1.781          2.238           158,202
                                                       2004      1.448          1.781            54,824
                                                       2003      1.000          1.448             1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.408          1.603           578,296
                                                       2006      1.176          1.408           491,487
                                                       2005      1.082          1.176           517,884
                                                       2004      0.926          1.082           322,771
                                                       2003      0.710          0.926           249,365
                                                       2002      0.884          0.710           169,930
                                                       2001      1.068          0.884            49,286
                                                       2000      1.000          1.068                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.267          1.522                --
                                                       2005      1.180          1.267           344,861
                                                       2004      1.032          1.180           238,864
                                                       2003      0.792          1.032           107,706
                                                       2002      1.000          0.792             1,558

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.554          0.666            66,012
                                                       2006      0.496          0.554            66,020
                                                       2005      0.449          0.496            66,029
                                                       2004      0.378          0.449           126,196
                                                       2003      0.284          0.378           140,217
                                                       2002      0.401          0.284           140,241
                                                       2001      0.674          0.401           130,619
                                                       2000      1.000          0.674                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.552          1.745                --
                                                       2005      1.513          1.552            11,233
                                                       2004      1.336          1.513             6,516
                                                       2003      1.000          1.336             1,000

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.963          1.025                --
                                                       2006      0.910          0.963                --
                                                       2005      0.868          0.910                --
                                                       2004      0.855          0.868                --
                                                       2003      0.646          0.855                --
                                                       2002      0.894          0.646            46,696
                                                       2001      1.000          0.894             3,327

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (12/99)............................................  2007      1.473          1.475         1,152,421
                                                       2006      1.373          1.473         1,183,798
                                                       2005      1.247          1.373         1,299,665
                                                       2004      1.150          1.247         1,428,438
                                                       2003      0.867          1.150         1,486,898
                                                       2002      1.306          0.867         1,440,052
                                                       2001      1.381          1.306           986,917
                                                       2000      1.210          1.381           174,362
                                                       1999      1.000          1.210            66,995

  LMPVET Appreciation Subaccount (Class I) (4/00)....  2007      1.211          1.295           493,014
                                                       2006      1.070          1.211           613,260
                                                       2005      1.040          1.070           857,887
                                                       2004      0.970          1.040           905,772
                                                       2003      0.789          0.970           881,907
                                                       2002      0.971          0.789           819,902
                                                       2001      1.025          0.971           430,775
                                                       2000      1.000          1.025                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.677          1.674             3,462

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.448          1.505           121,831
                                                       2006      1.329          1.448           124,737
                                                       2005      1.293          1.329           124,782
                                                       2004      1.249          1.293           250,045
                                                       2003      1.038          1.249           233,589
                                                       2002      1.000          1.038             8,122

  LMPVET Capital Subaccount (10/02)..................  2007      1.682          1.690           323,432
                                                       2006      1.502          1.682           333,157
                                                       2005      1.447          1.502           413,219
                                                       2004      1.376          1.447           656,505
                                                       2003      1.061          1.376           761,481
                                                       2002      1.000          1.061           149,827

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.927          0.973             9,604
                                                       2006      0.797          0.927            10,449
                                                       2005      0.810          0.797            10,462
                                                       2004      0.794          0.810            41,242
                                                       2003      0.652          0.794            44,649
                                                       2002      0.894          0.652            50,344
                                                       2001      1.000          0.894            12,958

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.005          1.040         1,701,666
                                                       2006      0.885          1.005         1,580,311
                                                       2005      0.861          0.885         1,763,552
                                                       2004      0.792          0.861         1,872,075
                                                       2003      0.629          0.792         1,945,736
                                                       2002      0.822          0.629         1,408,585
                                                       2001      1.000          0.822         1,012,410

  LMPVET Fundamental Value Subaccount (Class I)
  (4/01).............................................  2007      1.567          1.565         1,829,322
                                                       2006      1.361          1.567           650,001
                                                       2005      1.317          1.361           790,939
                                                       2004      1.234          1.317           863,864
                                                       2003      0.903          1.234           856,122
                                                       2002      1.163          0.903           787,045
                                                       2001      1.000          1.163           422,215

  LMPVET Global Equity Subaccount (10/02)............  2007      1.808          1.871            51,324
                                                       2006      1.592          1.808            52,419
                                                       2005      1.515          1.592            54,475
                                                       2004      1.394          1.515            55,373
                                                       2003      1.074          1.394             1,790
                                                       2002      1.000          1.074             1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (4/00).............................................  2007      0.918          0.962           207,475
                                                       2006      0.739          0.918           218,529
                                                       2005      0.671          0.739           230,643
                                                       2004      0.577          0.671           242,158
                                                       2003      0.459          0.577           229,296
                                                       2002      0.627          0.459           364,700
                                                       2001      0.924          0.627           252,361
                                                       2000      1.000          0.924           118,688

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.438          1.473         1,302,028
                                                       2006      1.233          1.438         1,169,729
                                                       2005      1.174          1.233         1,327,979
                                                       2004      1.078          1.174         1,484,092
                                                       2003      0.826          1.078         1,479,023
                                                       2002      1.089          0.826         1,316,924
                                                       2001      1.000          1.089           505,781

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.986          1.024           426,257
                                                       2006      0.956          0.986           446,832
                                                       2005      0.922          0.956           513,161
                                                       2004      0.931          0.922           595,960
                                                       2003      0.640          0.931           598,968
                                                       2002      0.863          0.640           531,515
                                                       2001      1.000          0.863           318,778
                                                       2000      1.090          1.000            28,368
                                                       1999      1.000          1.090            11,616

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.617          1.708           515,730
                                                       2006      1.428          1.617           540,887
                                                       2005      1.337          1.428           551,078
                                                       2004      1.228          1.337           572,261
                                                       2003      0.959          1.228           585,602
                                                       2002      1.203          0.959           693,336
                                                       2001      1.355          1.203           253,170
                                                       2000      1.166          1.355             8,807
                                                       1999      1.000          1.166             4,746

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.619          1.652                --
                                                       2006      1.462          1.619             3,482
                                                       2005      1.432          1.462            12,442
                                                       2004      1.360          1.432             4,270
                                                       2003      1.069          1.360             3,645
                                                       2002      1.000          1.069             1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.577          1.711           399,340
                                                       2006      1.419          1.577           281,974
                                                       2005      1.371          1.419           317,776
                                                       2004      1.208          1.371           305,465
                                                       2003      0.823          1.208           348,334
                                                       2002      1.278          0.823           374,428
                                                       2001      1.000          1.278           166,046

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.033          1.033           108,722
                                                       2006      1.006          1.033           117,416
                                                       2005      0.997          1.006            73,496
                                                       2004      0.999          0.997            55,729
                                                       2003      1.000          0.999             1,000

  LMPVIT Diversified Srategic Income Subaccount
  (2/01).............................................  2007      1.298          1.306           283,775
                                                       2006      1.249          1.298           334,286
                                                       2005      1.235          1.249           360,032
                                                       2004      1.174          1.235           424,696
                                                       2003      1.065          1.174           593,401
                                                       2002      1.030          1.065           130,685
                                                       2001      1.000          1.030           155,980

  LMPVIT High Income Subaccount (5/01)...............  2007      1.264          1.250           449,255
                                                       2006      1.155          1.264           510,672
                                                       2005      1.141          1.155           546,583
                                                       2004      1.048          1.141           716,219
                                                       2003      0.833          1.048           829,906
                                                       2002      0.873          0.833           350,349
                                                       2001      1.000          0.873           100,742

  LMPVIT Money Market Subaccount (7/00)..............  2007      1.109          1.148           285,499
                                                       2006      1.075          1.109           428,680
                                                       2005      1.060          1.075           385,628
                                                       2004      1.066          1.060           508,616
                                                       2003      1.074          1.066           537,567
                                                       2002      1.075          1.074           903,444
                                                       2001      1.052          1.075           353,750
                                                       2000      1.000          1.052                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.274          1.360                --
                                                       2006      1.144          1.274           171,918
                                                       2005      1.106          1.144           173,974
                                                       2004      0.970          1.106           175,987
                                                       2003      0.693          0.970           181,669
                                                       2002      0.945          0.693           161,469
                                                       2001      1.000          0.945                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.564          1.642                --
                                                       2006      1.343          1.564         1,411,841
                                                       2005      1.309          1.343         1,491,826
                                                       2004      1.225          1.309         1,743,085
                                                       2003      0.894          1.225         1,680,295
                                                       2002      1.209          0.894         1,672,013
                                                       2001      1.000          1.209           894,987

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.247          1.311                --
                                                       2006      1.069          1.247           416,025
                                                       2005      1.018          1.069           431,822
                                                       2004      0.933          1.018           448,566
                                                       2003      0.742          0.933           485,974
                                                       2002      1.008          0.742           545,220
                                                       2001      1.114          1.008           296,057
                                                       2000      0.998          1.114                --
                                                       1999      1.000          0.998                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.628          1.693                --
                                                       2006      1.408          1.628           151,685
                                                       2005      1.382          1.408           111,507
                                                       2004      1.244          1.382            84,102
                                                       2003      1.000          1.244            17,546

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.820          2.007                --
                                                       2006      1.644          1.820           123,865
                                                       2005      1.541          1.644           120,350
                                                       2004      1.260          1.541            41,464
                                                       2003      1.000          1.260             5,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.014          1.064                --
                                                       2006      0.956          1.014           252,737

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.055          1.064           198,008

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.328            10,389
                                                       2006      1.274          1.360                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.168          1.142           492,623
                                                       2006      1.058          1.168           414,286

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.688          0.884         1,248,240
                                                       2006      0.670          0.688         1,215,285

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.289          1.144            18,932

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.077          1.102           553,859
                                                       2006      1.001          1.077           590,014

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.073          1.065           261,254
                                                       2006      1.002          1.073            14,956

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.982          1.083           253,330
                                                       2006      0.992          0.982           301,961

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.302          1.430            33,848
                                                       2006      1.310          1.302            11,990

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.518          1.596           204,392

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.410          1.496            58,405
                                                       2006      1.274          1.410            81,484

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.222          1.026         1,095,236
                                                       2006      1.003          1.222         1,264,844

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.153          1.223           562,282

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.593          1.650             2,301
                                                       2006      1.480          1.593            14,375

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.304                --
                                                       2006      1.120          1.180                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.471          1.547           517,980
                                                       2006      1.419          1.471           430,588

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.030          0.985         1,877,755
                                                       2006      1.003          1.030            98,467

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.595          0.707         1,169,859
                                                       2006      0.609          0.595         1,385,443

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.256          1.315           580,456
                                                       2006      1.209          1.256           603,946

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.756          0.745           438,546
                                                       2006      0.735          0.756            45,437

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.853          0.875         1,097,956
                                                       2006      0.841          0.853         1,227,158

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.380          1.417         1,934,887
                                                       2006      1.344          1.380         2,296,388

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.081            11,223
                                                       2006      1.002          1.062                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.087                --
                                                       2006      1.001          1.044                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.086            43,678
                                                       2006      1.002          1.051                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.086            92,783
                                                       2006      1.002          1.056            71,218

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.086                --
                                                       2006      1.002          1.061                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.506          1.547         4,688,598
                                                       2006      1.407          1.506         5,144,852

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.052          1.103           546,113
                                                       2006      0.996          1.052           593,295

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.152           620,010
                                                       2006      0.998          1.070           657,592

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.125          1.148                --
                                                       2006      1.133          1.125           390,124
                                                       2005      1.125          1.133           366,843
                                                       2004      1.048          1.125           235,306
                                                       2003      1.000          1.048            29,952

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.255          1.346         3,149,976
                                                       2006      1.226          1.255         3,972,302
                                                       2005      1.213          1.226         4,364,209
                                                       2004      1.173          1.213         6,033,661
                                                       2003      1.132          1.173         6,603,100
                                                       2002      1.053          1.132         5,715,152
                                                       2001      1.000          1.053         1,027,250

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.895          0.974            74,699
                                                       2006      0.817          0.895           258,094
                                                       2005      0.773          0.817           263,361
                                                       2004      0.728          0.773           303,680
                                                       2003      0.560          0.728           322,550
                                                       2002      0.806          0.560           354,885
                                                       2001      1.000          0.806            90,017

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.408          1.526                --
                                                       2006      1.118          1.408           236,400
                                                       2005      1.011          1.118           227,235
                                                       2004      0.882          1.011           177,298
                                                       2003      0.696          0.882           174,431
                                                       2002      0.857          0.696           120,823
                                                       2001      1.000          0.857           172,126

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.967          2.102                --
                                                       2006      1.701          1.967         1,100,216
                                                       2005      1.611          1.701         1,174,869
                                                       2004      1.295          1.611         1,251,913
                                                       2003      0.877          1.295         1,304,358
                                                       2002      1.088          0.877         1,111,270
                                                       2001      1.000          1.088           218,519

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.931          0.992                --
                                                       2005      0.869          0.931           332,768
                                                       2004      0.827          0.869           463,100
                                                       2003      0.649          0.827           436,166
                                                       2002      0.864          0.649           153,676
                                                       2001      1.000          0.864            53,578

  Travelers Equity Income Subaccount (4/00)..........  2006      1.278          1.344                --
                                                       2005      1.240          1.278         2,764,524
                                                       2004      1.145          1.240         3,118,779
                                                       2003      0.885          1.145         3,246,588
                                                       2002      1.043          0.885         2,913,402
                                                       2001      1.133          1.043         1,567,212
                                                       2000      1.000          1.133           197,368

  Travelers Large Cap Subaccount (11/99).............  2006      0.815          0.841                --
                                                       2005      0.761          0.815           281,674
                                                       2004      0.724          0.761           335,600
                                                       2003      0.589          0.724           350,858
                                                       2002      0.774          0.589           292,511
                                                       2001      0.949          0.774           201,210
                                                       2000      1.126          0.949            72,389
                                                       1999      1.000          1.126             7,030

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.148                --
                                                       2005      1.000          1.078                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.032          1.037                --
                                                       2005      1.022          1.032                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.085                --
                                                       2005      1.002          1.047                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.066          1.113                --
                                                       2005      1.000          1.066                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.039          1.060                --
                                                       2005      1.000          1.039                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (5/01).........  2006      1.220          1.209                --
                                                       2005      1.220          1.220           569,778
                                                       2004      1.203          1.220           650,112
                                                       2003      1.125          1.203           598,298
                                                       2002      1.116          1.125           339,945
                                                       2001      1.000          1.116            99,793

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      0.900          0.956                --
                                                       2005      0.815          0.900           288,511
                                                       2004      0.713          0.815           357,722
                                                       2003      0.597          0.713           361,013
                                                       2002      0.808          0.597           331,234
                                                       2001      1.057          0.808           253,154
                                                       2000      1.000          1.057             8,995

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.575          0.609                --
                                                       2005      0.566          0.575         1,435,861
                                                       2004      0.503          0.566           853,578
                                                       2003      0.372          0.503           874,458
                                                       2002      0.737          0.372           765,147
                                                       2001      0.980          0.737           619,700
                                                       2000      1.000          0.980            15,819

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.362          1.407                --
                                                       2005      1.342          1.362         4,565,755
                                                       2004      1.221          1.342         5,170,815
                                                       2003      1.062          1.221         5,160,068
                                                       2002      1.137          1.062         3,995,198
                                                       2001      1.153          1.137         1,997,966
                                                       2000      1.000          1.153            99,711

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.178          1.274                --
                                                       2005      1.122          1.178            92,575
                                                       2004      1.000          1.122            25,036

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.921          1.058                --
                                                       2005      0.853          0.921           461,470
                                                       2004      0.747          0.853           422,641
                                                       2003      0.589          0.747           432,727
                                                       2002      0.686          0.589           289,734
                                                       2001      0.943          0.686           286,652
                                                       2000      1.000          0.943                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.394          1.480                --
                                                       2005      1.334          1.394            12,988
                                                       2004      1.217          1.334                --
                                                       2003      1.000          1.217             1,000

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.063          1.120                --
                                                       2005      1.020          1.063                --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.404          1.419                --
                                                       2005      1.373          1.404           415,323
                                                       2004      1.255          1.373           377,848
                                                       2003      1.065          1.255           133,615
                                                       2002      1.020          1.065           134,078
                                                       2001      0.992          1.020           499,291
                                                       2000      1.000          0.992             7,948

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.741          0.774                --
                                                       2005      0.737          0.741         1,288,013
                                                       2004      0.678          0.737         1,601,573
                                                       2003      0.519          0.678         1,832,344
                                                       2002      0.792          0.519         1,656,273
                                                       2001      0.927          0.792         1,087,180
                                                       2000      1.149          0.927            50,352
                                                       1999      1.000          1.149            11,645

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.137          1.310                --
                                                       2005      1.000          1.137                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.110          1.274                --
                                                       2005      0.987          1.110                --

  Travelers Van Kampen Enterprise Subaccount (8/00)..  2006      0.707          0.735                --
                                                       2005      0.665          0.707            45,456
                                                       2004      0.649          0.665            45,757
                                                       2003      0.524          0.649            45,389
                                                       2002      0.753          0.524            44,642
                                                       2001      0.970          0.753            10,867
                                                       2000      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/00)..........................................  2007      0.794          0.916            91,731
                                                       2006      0.783          0.794           145,680
                                                       2005      0.735          0.783           225,555
                                                       2004      0.697          0.735           260,528
                                                       2003      0.555          0.697           266,750
                                                       2002      0.834          0.555           274,192
                                                       2001      1.234          0.834           275,388
                                                       2000      1.000          1.234             6,477






                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.084          1.136               --
                                                       2005      1.050          1.084               --
                                                       2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           44,721
                                                       2006      1.241          1.461           56,920
                                                       2005      1.113          1.241           57,308
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.329          1.459           40,593
                                                       2006      1.233          1.329           56,333
                                                       2005      1.086          1.233           40,949
                                                       2004      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.240          1.273           53,166
                                                       2006      1.102          1.240           69,798
                                                       2005      1.065          1.102           41,477
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349            8,790
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (12/99)............................................  2007      1.380          1.584           17,050
                                                       2006      1.265          1.380           17,053
                                                       2005      1.108          1.265           17,056
                                                       2004      1.000          1.108               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753              932
                                                       2006      1.416          1.555           10,241
                                                       2005      1.227          1.416           10,559
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.209          1.226           18,915
                                                       2006      1.046          1.209           18,915
                                                       2005      1.000          1.046           11,132

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/00)........................  2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189           10,294
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           21,604
                                                       2006      1.572          1.967           21,607
                                                       2005      1.262          1.572           21,611
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.478          1.667           26,436
                                                       2006      1.245          1.478           36,849
                                                       2005      1.156          1.245           37,211
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145               --
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (12/99)............................................  2007      1.237          1.227           36,306
                                                       2006      1.164          1.237           36,312
                                                       2005      1.066          1.164           36,319
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (4/00)....  2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.179          1.176               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.135          1.168           65,384
                                                       2006      1.051          1.135           65,384
                                                       2005      1.031          1.051           53,553
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.187          1.181           39,653
                                                       2006      1.069          1.187           39,653
                                                       2005      1.039          1.069           10,168
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/01).............................................  2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.251          1.282            9,501
                                                       2006      1.111          1.251            9,501
                                                       2005      1.067          1.111            2,462
                                                       2004      1.000          1.067               --

  LMPVET International All Cap Opportunity Subaccount
  (4/00).............................................  2007      1.552          1.613               --
                                                       2006      1.262          1.552               --
                                                       2005      1.156          1.262               --
                                                       2004      1.000          1.156               --

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.318          1.417           16,972
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006           15,370
                                                       2006      0.998          1.016           15,377
                                                       2005      0.998          0.998           15,385
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (2/01).............................................  2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

  LMPVIT High Income Subaccount (5/01)...............  2007      1.180          1.157            1,116
                                                       2006      1.088          1.180           12,092
                                                       2005      1.085          1.088           12,468
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (7/00)..............  2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           16,938
                                                       2005      1.170          1.199           16,941
                                                       2004      1.000          1.170               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.301          1.364               --
                                                       2006      1.126          1.301               --
                                                       2005      1.081          1.126               --
                                                       2004      1.000          1.081               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272           18,078
                                                       2005      1.100          1.110           10,841
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           27,623
                                                       2005      1.161          1.228           27,966
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085           43,146
                                                       2006      1.001          1.071           21,688

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           22,291
                                                       2006      1.002          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           21,224
                                                       2006      1.003          1.214           21,224

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           20,164

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317           17,817
                                                       2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           23,063
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071           61,646
                                                       2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070           21,493
                                                       2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           31,505
                                                       2005      1.068          1.065           23,901
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128           20,443
                                                       2006      1.046          1.061           31,802
                                                       2005      1.045          1.046           24,113
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.214          1.309               --
                                                       2006      1.118          1.214               --
                                                       2005      1.067          1.118               --
                                                       2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           16,396
                                                       2005      1.193          1.248           16,399
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (4/00)..........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.026          1.028               --
                                                       2005      1.020          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.002          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Managed Income Subaccount (5/01).........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.000          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133           10,627
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.058          1.110               --
                                                       2005      1.019          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299               --
                                                       2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      0.986          1.103               --

  Travelers Van Kampen Enterprise Subaccount (8/00)..  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/00)..........................................  2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




               FOR METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.081          1.159                 --
                                                       2006      1.000          1.081          1,322,287

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.816          0.857                 --
                                                       2005      0.783          0.816          1,550,953
                                                       2004      0.751          0.783          1,746,250
                                                       2003      0.609          0.751          2,078,822
                                                       2002      0.885          0.609          1,958,680
                                                       2001      1.000          0.885            772,623

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.162          1.215                 --
                                                       2005      1.127          1.162            836,628
                                                       2004      1.027          1.127            821,546
                                                       2003      0.788          1.027            805,689
                                                       2002      1.000          0.788            288,171

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.756          0.741                 --
                                                       2005      0.668          0.756         13,620,446
                                                       2004      0.625          0.668         16,701,254
                                                       2003      0.514          0.625         20,289,834
                                                       2002      0.753          0.514         22,920,668
                                                       2001      0.925          0.753         30,657,551
                                                       2000      1.127          0.925         26,711,914
                                                       1999      1.000          1.127          2,118,594

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.478          1.674          9,442,927
                                                       2006      1.245          1.478         10,059,936
                                                       2005      1.106          1.245         10,391,145
                                                       2004      0.989          1.106         10,671,866
                                                       2003      0.741          0.989          9,954,233
                                                       2002      0.880          0.741         10,006,380
                                                       2001      1.041          0.880         10,783,872
                                                       2000      1.301          1.041          9,193,213
                                                       1999      1.000          1.301            496,228

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.366          1.514         27,026,066
                                                       2006      1.257          1.366         29,940,315
                                                       2005      1.097          1.257         30,770,173
                                                       2004      0.989          1.097         31,399,627
                                                       2003      0.733          0.989         30,519,238
                                                       2002      0.984          0.733         29,254,703
                                                       2001      1.220          0.984         24,168,621
                                                       2000      1.184          1.220         17,763,993
                                                       1999      1.000          1.184            790,492

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.507          1.560         17,730,876
                                                       2006      1.326          1.507         19,404,004
                                                       2005      1.271          1.326         21,463,117
                                                       2004      1.167          1.271         22,247,206
                                                       2003      0.894          1.167         20,672,145
                                                       2002      1.110          0.894         19,762,828
                                                       2001      1.098          1.110         17,618,589
                                                       2000      1.031          1.098         10,615,411
                                                       1999      1.000          1.031          1,022,054

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.676          0.670                 --
                                                       2005      0.580          0.676          7,869,627
                                                       2004      0.492          0.580          8,682,856
                                                       2003      0.400          0.492          9,196,896
                                                       2002      0.541          0.400         10,337,045
                                                       2001      0.742          0.541         14,174,851
                                                       2000      0.928          0.742          9,685,366

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.347          3.069                 --
                                                       2005      2.221          2.347          1,426,888
                                                       2004      1.714          2.221          1,614,681
                                                       2003      1.297          1.714          1,701,015
                                                       2002      1.258          1.297          1,710,144
                                                       2001      1.173          1.258            481,199
                                                       2000      1.042          1.173             48,709

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.315          1.431                 --
                                                       2005      1.210          1.315             67,656
                                                       2004      1.074          1.210             26,986
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.312          1.463                 --
                                                       2005      1.208          1.312            192,466
                                                       2004      1.068          1.208            131,916
                                                       2003      1.000          1.068             16,802

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.475          1.709          5,230,198
                                                       2006      1.341          1.475          5,667,769
                                                       2005      1.163          1.341          5,806,998
                                                       2004      1.023          1.163          5,854,650
                                                       2003      0.808          1.023          6,421,472
                                                       2002      0.905          0.808          6,685,142
                                                       2001      1.047          0.905          6,912,959
                                                       2000      1.138          1.047          6,333,548
                                                       1999      1.000          1.138          1,210,535

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.972          2.243          2,956,511
                                                       2006      1.779          1.972          3,711,973
                                                       2005      1.529          1.779          3,337,201
                                                       2004      1.244          1.529          2,878,436
                                                       2003      0.912          1.244          1,954,640
                                                       2002      1.000          0.912            844,778

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.227          1.255          1,650,986
                                                       2006      1.052          1.227            957,045
                                                       2005      1.028          1.052            175,707

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.935          1.025          2,692,980
                                                       2006      0.872          0.935          3,034,179
                                                       2005      0.844          0.872          3,790,175
                                                       2004      0.768          0.844          4,212,277
                                                       2003      0.567          0.768          4,510,872
                                                       2002      0.807          0.567          4,835,041
                                                       2001      0.965          0.807          5,511,086
                                                       2000      1.173          0.965          4,678,792
                                                       1999      1.000          1.173            719,638

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.262          1.474                 --
                                                       2005      1.158          1.262          1,699,785
                                                       2004      1.043          1.158          1,557,424
                                                       2003      0.845          1.043          1,274,575
                                                       2002      1.000          0.845            633,273

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.826          3.589            983,544
                                                       2006      2.238          2.826            958,426
                                                       2005      1.781          2.238            708,466
                                                       2004      1.448          1.781            259,549
                                                       2003      1.000          1.448            157,913

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.408          1.603          6,272,498
                                                       2006      1.176          1.408          6,709,019
                                                       2005      1.082          1.176          6,083,715
                                                       2004      0.926          1.082          5,996,738
                                                       2003      0.710          0.926          5,855,211
                                                       2002      0.884          0.710          5,959,767
                                                       2001      1.068          0.884          6,615,238
                                                       2000      1.109          1.068          5,495,504
                                                       1999      1.000          1.109            445,419

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.267          1.522                 --
                                                       2005      1.180          1.267          1,340,280
                                                       2004      1.032          1.180            886,673
                                                       2003      0.792          1.032            675,020
                                                       2002      0.981          0.792            180,014

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.554          0.666          3,811,814
                                                       2006      0.496          0.554          4,280,411
                                                       2005      0.449          0.496          5,414,722
                                                       2004      0.378          0.449          6,161,479
                                                       2003      0.284          0.378          7,020,554
                                                       2002      0.401          0.284          7,331,562
                                                       2001      0.674          0.401          9,326,574
                                                       2000      1.000          0.674          6,961,748

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.552          1.745                 --
                                                       2005      1.513          1.552            893,526
                                                       2004      1.336          1.513            698,253
                                                       2003      1.000          1.336            134,336

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.963          1.025                 --
                                                       2006      0.910          0.963            556,538
                                                       2005      0.868          0.910            565,531
                                                       2004      0.855          0.868            632,895
                                                       2003      0.646          0.855            620,411
                                                       2002      0.894          0.646            606,029
                                                       2001      1.000          0.894            226,185

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.473          1.475         13,184,742
                                                       2006      1.373          1.473         14,772,667
                                                       2005      1.247          1.373         17,148,499
                                                       2004      1.150          1.247         18,826,641
                                                       2003      0.867          1.150         20,242,471
                                                       2002      1.306          0.867         20,165,150
                                                       2001      1.381          1.306         19,643,514
                                                       2000      1.210          1.381         13,025,930
                                                       1999      1.000          1.210          1,210,115

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.211          1.295          7,113,752
                                                       2006      1.070          1.211          7,601,782
                                                       2005      1.040          1.070          8,344,794
                                                       2004      0.970          1.040          9,119,515
                                                       2003      0.789          0.970          9,487,337
                                                       2002      0.971          0.789          9,050,877
                                                       2001      1.025          0.971          5,617,721
                                                       2000      1.044          1.025          3,282,703
                                                       1999      1.000          1.044            407,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.677          1.674            367,762

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.448          1.505          2,110,569
                                                       2006      1.329          1.448          2,699,543
                                                       2005      1.293          1.329          2,737,615
                                                       2004      1.249          1.293          2,880,403
                                                       2003      1.038          1.249          2,438,742
                                                       2002      1.000          1.038            195,141

  LMPVET Capital Subaccount (10/02)..................  2007      1.682          1.690          1,666,895
                                                       2006      1.502          1.682          2,270,739
                                                       2005      1.447          1.502          2,635,196
                                                       2004      1.376          1.447          2,959,547
                                                       2003      1.061          1.376          2,337,352
                                                       2002      1.000          1.061            224,978

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.927          0.973            174,377
                                                       2006      0.797          0.927            205,332
                                                       2005      0.810          0.797            387,532
                                                       2004      0.794          0.810            203,625
                                                       2003      0.652          0.794            191,601
                                                       2002      0.894          0.652             95,273
                                                       2001      1.000          0.894             78,232

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.005          1.040         13,956,126
                                                       2006      0.885          1.005         15,620,766
                                                       2005      0.861          0.885         16,905,236
                                                       2004      0.792          0.861         18,836,125
                                                       2003      0.629          0.792         19,589,108
                                                       2002      0.822          0.629         17,735,675
                                                       2001      0.951          0.822         14,784,877
                                                       2000      1.063          0.951          9,919,249
                                                       1999      1.000          1.063            638,959

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.567          1.565         13,277,286
                                                       2006      1.361          1.567          8,978,416
                                                       2005      1.317          1.361         10,599,477
                                                       2004      1.234          1.317         11,843,618
                                                       2003      0.903          1.234         12,622,271
                                                       2002      1.163          0.903         12,486,442
                                                       2001      1.245          1.163          8,723,448
                                                       2000      1.048          1.245          2,061,001
                                                       1999      1.000          1.048             29,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.808          1.871            598,994
                                                       2006      1.592          1.808            624,329
                                                       2005      1.515          1.592            615,702
                                                       2004      1.394          1.515            562,421
                                                       2003      1.074          1.394            427,680
                                                       2002      1.000          1.074             31,725

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.918          0.962          2,965,007
                                                       2006      0.739          0.918          3,309,795
                                                       2005      0.671          0.739          3,920,607
                                                       2004      0.577          0.671          4,382,954
                                                       2003      0.459          0.577          6,412,697
                                                       2002      0.627          0.459          5,876,699
                                                       2001      0.924          0.627          7,629,713
                                                       2000      1.230          0.924          6,638,564
                                                       1999      1.000          1.230            945,011

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.438          1.473          7,320,259
                                                       2006      1.233          1.438          4,097,564
                                                       2005      1.174          1.233          5,504,348
                                                       2004      1.078          1.174          6,005,375
                                                       2003      0.826          1.078          7,816,635
                                                       2002      1.089          0.826          7,795,316
                                                       2001      1.152          1.089          6,793,914
                                                       2000      1.014          1.152          2,942,606
                                                       1999      1.000          1.014             69,063

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.986          1.024         12,456,754
                                                       2006      0.956          0.986         14,358,357
                                                       2005      0.922          0.956         16,386,536
                                                       2004      0.931          0.922         18,390,200
                                                       2003      0.640          0.931         20,579,752
                                                       2002      0.863          0.640         21,331,286
                                                       2001      1.000          0.863         22,512,692
                                                       2000      1.090          1.000         17,218,164
                                                       1999      1.000          1.090          2,526,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.617          1.708          3,325,055
                                                       2006      1.428          1.617          4,075,706
                                                       2005      1.337          1.428          4,677,175
                                                       2004      1.228          1.337          5,286,958
                                                       2003      0.959          1.228          6,086,848
                                                       2002      1.203          0.959          6,634,416
                                                       2001      1.355          1.203          6,353,871
                                                       2000      1.166          1.355          4,114,813
                                                       1999      1.000          1.166            501,324

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.619          1.652                 --
                                                       2006      1.462          1.619            328,207
                                                       2005      1.432          1.462            339,470
                                                       2004      1.360          1.432            347,413
                                                       2003      1.069          1.360            310,732
                                                       2002      1.000          1.069              3,641

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.711          1,745,114
                                                       2006      1.419          1.577          1,754,006
                                                       2005      1.371          1.419          1,951,209
                                                       2004      1.208          1.371          2,193,044
                                                       2003      0.823          1.208          2,776,264
                                                       2002      1.278          0.823          2,106,333
                                                       2001      1.397          1.278          2,044,688
                                                       2000      1.213          1.397          1,826,310
                                                       1999      1.000          1.213             56,346

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.033          1.033            608,737
                                                       2006      1.006          1.033            597,801
                                                       2005      0.997          1.006            443,529
                                                       2004      0.999          0.997            350,365
                                                       2003      1.000          0.999              3,637

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.298          1.306          3,586,464
                                                       2006      1.249          1.298          4,736,059
                                                       2005      1.235          1.249          5,421,715
                                                       2004      1.174          1.235          5,871,619
                                                       2003      1.065          1.174          7,014,816
                                                       2002      1.030          1.065          6,437,646
                                                       2001      1.013          1.030          5,810,704
                                                       2000      0.999          1.013          4,456,819
                                                       1999      1.000          0.999            156,084

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.264          1.250          3,807,547
                                                       2006      1.155          1.264          4,590,234
                                                       2005      1.141          1.155          5,546,534
                                                       2004      1.048          1.141          6,636,147
                                                       2003      0.833          1.048          7,127,999
                                                       2002      0.873          0.833          5,888,462
                                                       2001      0.920          0.873          5,392,288
                                                       2000      1.015          0.920          3,364,568
                                                       1999      1.000          1.015            222,226

  LMPVIT Money Market Subaccount (11/99).............  2007      1.109          1.148          9,463,043
                                                       2006      1.075          1.109          9,763,038
                                                       2005      1.060          1.075          9,714,014
                                                       2004      1.066          1.060         10,724,738
                                                       2003      1.074          1.066         13,369,673
                                                       2002      1.075          1.074         23,858,907
                                                       2001      1.052          1.075         34,802,834
                                                       2000      1.006          1.052         16,551,256
                                                       1999      1.000          1.006          2,574,330

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.274          1.360                 --
                                                       2006      1.144          1.274            396,827
                                                       2005      1.106          1.144            523,941
                                                       2004      0.970          1.106            477,894
                                                       2003      0.693          0.970            734,566
                                                       2002      0.945          0.693            646,552
                                                       2001      1.000          0.945            301,808

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.564          1.642                 --
                                                       2006      1.343          1.564          6,401,773
                                                       2005      1.309          1.343          7,424,062
                                                       2004      1.225          1.309          8,139,285
                                                       2003      0.894          1.225          9,114,126
                                                       2002      1.209          0.894          9,606,077
                                                       2001      1.204          1.209          7,452,708
                                                       2000      1.032          1.204          2,476,774
                                                       1999      1.000          1.032             42,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.247          1.311                 --
                                                       2006      1.069          1.247          4,930,667
                                                       2005      1.018          1.069          5,614,792
                                                       2004      0.933          1.018          6,472,999
                                                       2003      0.742          0.933          6,987,013
                                                       2002      1.008          0.742          8,814,849
                                                       2001      1.114          1.008          9,311,478
                                                       2000      0.998          1.114          5,501,375
                                                       1999      1.000          0.998          1,119,883

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.628          1.693                 --
                                                       2006      1.408          1.628          1,152,385
                                                       2005      1.382          1.408          1,064,845
                                                       2004      1.244          1.382            674,660
                                                       2003      1.000          1.244            305,344

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.820          2.007                 --
                                                       2006      1.644          1.820          1,301,598
                                                       2005      1.541          1.644          1,611,204
                                                       2004      1.260          1.541          1,323,373
                                                       2003      1.000          1.260            557,395

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.014          1.064                 --
                                                       2006      0.956          1.014          2,494,173

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.055          1.064          2,112,013

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.328            338,218
                                                       2006      1.274          1.360             81,035

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.168          1.142          2,817,743
                                                       2006      1.058          1.168          2,837,194

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.688          0.884          5,642,981
                                                       2006      0.670          0.688          6,008,022

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.289          1.144             88,671

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.077          1.102          3,319,904
                                                       2006      1.001          1.077          2,310,974

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.073          1.065          2,059,005
                                                       2006      1.015          1.073            145,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.982          1.083            367,502
                                                       2006      0.992          0.982            334,912

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.302          1.430            167,357
                                                       2006      1.310          1.302             17,177

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.518          1.596          2,435,021

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.410          1.496          1,423,007
                                                       2006      1.274          1.410          1,270,916

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.222          1.026          2,201,414
                                                       2006      1.003          1.222          3,748,896

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.153          1.223          1,091,753

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.593          1.650            119,887
                                                       2006      1.480          1.593             50,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.304                 --
                                                       2006      1.120          1.180             80,429

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.471          1.547          1,799,547
                                                       2006      1.419          1.471          1,811,159

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.030          0.985          6,004,180
                                                       2006      1.003          1.030          2,145,581

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.595          0.707          6,205,422
                                                       2006      0.609          0.595          7,417,952

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.256          1.315          6,012,568
                                                       2006      1.209          1.256          6,637,824

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.756          0.745          3,467,703
                                                       2006      0.735          0.756          2,029,379

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.853          0.875         10,662,488
                                                       2006      0.841          0.853         12,430,624

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.380          1.417          8,075,013
                                                       2006      1.344          1.380          9,129,051

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.081            400,688
                                                       2006      1.002          1.062            406,646

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.087            407,688
                                                       2006      1.001          1.044             10,382

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.086            897,916
                                                       2006      1.002          1.051            150,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.086            761,517
                                                       2006      1.002          1.056            499,638

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.086          1,379,680
                                                       2006      1.002          1.061            342,858

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.506          1.547         17,549,549
                                                       2006      1.407          1.506         20,141,839

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.052          1.103          2,823,848
                                                       2006      0.996          1.052          2,440,606

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.152          7,225,458
                                                       2006      0.998          1.070          8,415,627

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.125          1.148                 --
                                                       2006      1.133          1.125          1,706,678
                                                       2005      1.125          1.133          1,601,094
                                                       2004      1.048          1.125          1,424,929
                                                       2003      1.000          1.048            487,410

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.255          1.346         11,370,678
                                                       2006      1.226          1.255         12,823,268
                                                       2005      1.213          1.226         13,636,234
                                                       2004      1.173          1.213         14,874,186
                                                       2003      1.132          1.173         17,564,278
                                                       2002      1.053          1.132         17,039,505
                                                       2001      1.000          1.053          3,528,611

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.895          0.974            166,723
                                                       2006      0.817          0.895            171,492
                                                       2005      0.773          0.817            180,170
                                                       2004      0.728          0.773            189,012
                                                       2003      0.560          0.728            219,075
                                                       2002      0.806          0.560            193,101
                                                       2001      1.000          0.806             82,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.408          1.526                 --
                                                       2006      1.118          1.408          2,433,151
                                                       2005      1.011          1.118          2,357,610
                                                       2004      0.882          1.011          2,418,477
                                                       2003      0.696          0.882          3,509,039
                                                       2002      0.857          0.696          3,188,678
                                                       2001      1.000          0.857            239,877

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.967          2.102                 --
                                                       2006      1.701          1.967          2,792,090
                                                       2005      1.611          1.701          3,265,401
                                                       2004      1.295          1.611          3,517,982
                                                       2003      0.877          1.295          3,647,627
                                                       2002      1.088          0.877          3,088,400
                                                       2001      1.000          1.088          1,040,422

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.931          0.992                 --
                                                       2005      0.869          0.931            804,530
                                                       2004      0.827          0.869            806,240
                                                       2003      0.649          0.827            872,264
                                                       2002      0.864          0.649            711,965
                                                       2001      1.000          0.864            630,256

  Travelers Equity Income Subaccount (11/99).........  2006      1.278          1.344                 --
                                                       2005      1.240          1.278          9,917,573
                                                       2004      1.145          1.240         11,001,456
                                                       2003      0.885          1.145         11,397,574
                                                       2002      1.043          0.885         10,600,886
                                                       2001      1.133          1.043         10,046,727
                                                       2000      1.052          1.133          4,977,279
                                                       1999      1.000          1.052            174,100

  Travelers Large Cap Subaccount (11/99).............  2006      0.815          0.841                 --
                                                       2005      0.761          0.815          4,989,786
                                                       2004      0.724          0.761          6,116,510
                                                       2003      0.589          0.724          6,858,228
                                                       2002      0.774          0.589          6,842,860
                                                       2001      0.949          0.774          7,970,781
                                                       2000      1.126          0.949          6,001,335
                                                       1999      1.000          1.126            500,514

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.148                 --
                                                       2005      1.007          1.078                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.032          1.037                 --
                                                       2005      1.000          1.032             33,294

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.085                 --
                                                       2005      1.000          1.047            346,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.066          1.113                 --
                                                       2005      0.999          1.066            185,975

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.039          1.060                 --
                                                       2005      1.008          1.039                 --

  Travelers Managed Income Subaccount (11/99)........  2006      1.220          1.209                 --
                                                       2005      1.220          1.220          7,206,827
                                                       2004      1.203          1.220          8,127,637
                                                       2003      1.125          1.203          9,137,556
                                                       2002      1.116          1.125          8,505,979
                                                       2001      1.061          1.116          5,960,679
                                                       2000      0.997          1.061          2,191,946
                                                       1999      1.000          0.997            194,554

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.900          0.956                 --
                                                       2005      0.815          0.900          2,796,240
                                                       2004      0.713          0.815          3,089,053
                                                       2003      0.597          0.713          3,688,680
                                                       2002      0.808          0.597          4,148,896
                                                       2001      1.057          0.808          4,279,316
                                                       2000      1.135          1.057          3,766,401
                                                       1999      1.000          1.135            307,732

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.575          0.609                 --
                                                       2005      0.566          0.575          9,346,433
                                                       2004      0.503          0.566          2,634,584
                                                       2003      0.372          0.503          3,413,182
                                                       2002      0.737          0.372          3,504,601
                                                       2001      0.980          0.737          3,647,107
                                                       2000      0.929          0.980          2,539,453

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.362          1.407                 --
                                                       2005      1.342          1.362         21,085,686
                                                       2004      1.221          1.342         23,762,190
                                                       2003      1.062          1.221         24,417,025
                                                       2002      1.137          1.062         22,713,962
                                                       2001      1.153          1.137         16,974,046
                                                       2000      1.003          1.153          5,181,152
                                                       1999      1.000          1.003            229,693

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.178          1.274                 --
                                                       2005      1.122          1.178            665,186
                                                       2004      0.994          1.122            365,637

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.921          1.058                 --
                                                       2005      0.853          0.921          2,661,031
                                                       2004      0.747          0.853          2,599,833
                                                       2003      0.589          0.747          1,473,404
                                                       2002      0.686          0.589          1,220,371
                                                       2001      0.943          0.686            885,468
                                                       2000      0.957          0.943            356,321

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.394          1.480                 --
                                                       2005      1.334          1.394            112,741
                                                       2004      1.217          1.334             78,072
                                                       2003      1.000          1.217             62,749

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063             39,090

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.404          1.419                 --
                                                       2005      1.373          1.404          1,440,006
                                                       2004      1.255          1.373            930,528
                                                       2003      1.065          1.255            878,773
                                                       2002      1.020          1.065            990,950
                                                       2001      0.992          1.020          1,000,776
                                                       2000      0.994          0.992            165,623

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.741          0.774                 --
                                                       2005      0.737          0.741         10,759,065
                                                       2004      0.678          0.737         13,177,851
                                                       2003      0.519          0.678         14,897,916
                                                       2002      0.792          0.519         16,106,829
                                                       2001      0.927          0.792         19,754,119
                                                       2000      1.149          0.927         15,438,160
                                                       1999      1.000          1.149          1,333,895

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.137          1.310                 --
                                                       2005      1.032          1.137                314

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.110          1.274                 --
                                                       2005      1.000          1.110             12,521

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.707          0.735                 --
                                                       2005      0.665          0.707          2,332,726
                                                       2004      0.649          0.665          2,734,839
                                                       2003      0.524          0.649          3,147,706
                                                       2002      0.753          0.524          3,402,420
                                                       2001      0.970          0.753          3,768,278
                                                       2000      1.152          0.970          4,201,961
                                                       1999      1.000          1.152            614,555

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.794          0.916          5,520,812
                                                       2006      0.783          0.794          6,468,041
                                                       2005      0.735          0.783          7,374,304
                                                       2004      0.697          0.735          8,593,546
                                                       2003      0.555          0.697         10,823,223
                                                       2002      0.834          0.555         12,482,675
                                                       2001      1.234          0.834         14,221,625
                                                       2000      1.393          1.234         13,192,232
                                                       1999      1.000          1.393          1,613,716






                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.084          1.136               --
                                                       2005      1.050          1.084               --
                                                       2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           68,097
                                                       2006      1.241          1.461           68,097
                                                       2005      1.113          1.241           68,097
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.329          1.459           39,573
                                                       2006      1.233          1.329           49,475
                                                       2005      1.086          1.233           10,301
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.273           44,100
                                                       2006      1.102          1.240           55,209
                                                       2005      1.065          1.102           11,556
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           36,512
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.380          1.584           16,789
                                                       2006      1.265          1.380           16,789
                                                       2005      1.108          1.265           16,789
                                                       2004      1.000          1.108               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753               --
                                                       2006      1.416          1.555               --
                                                       2005      1.227          1.416               --
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.209          1.226               --
                                                       2006      1.046          1.209               --
                                                       2005      1.027          1.046               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189               --
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           35,523
                                                       2006      1.572          1.967           38,716
                                                       2005      1.262          1.572           38,853
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.478          1.667           52,733
                                                       2006      1.245          1.478           52,733
                                                       2005      1.156          1.245           52,733
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.227           24,410
                                                       2006      1.164          1.237           24,414
                                                       2005      1.066          1.164           24,417
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.179          1.176               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.135          1.168          156,235
                                                       2006      1.051          1.135           47,620
                                                       2005      1.031          1.051           47,644
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.187          1.181          253,762
                                                       2006      1.069          1.187          265,617
                                                       2005      1.039          1.069          230,528
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.251          1.282               --
                                                       2006      1.111          1.251               --
                                                       2005      1.067          1.111               --
                                                       2004      1.000          1.067               --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.552          1.613               --
                                                       2006      1.262          1.552               --
                                                       2005      1.156          1.262               --
                                                       2004      1.000          1.156               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.318          1.417           13,294
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006               --
                                                       2006      0.998          1.016               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.180          1.157               --
                                                       2006      1.088          1.180               --
                                                       2005      1.085          1.088               --
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           13,265
                                                       2005      1.170          1.199           13,265
                                                       2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.301          1.364               --
                                                       2006      1.126          1.301               --
                                                       2005      1.081          1.126               --
                                                       2004      1.000          1.081               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272               --
                                                       2005      1.100          1.110               --
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           44,386
                                                       2005      1.161          1.228           44,386
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           56,066
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           52,985
                                                       2006      1.003          1.214           52,985

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           44,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317               --
                                                       2006      1.199          1.283               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           32,436
                                                       2006      1.003          1.024            7,768

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           54,015
                                                       2005      1.068          1.065           54,415
                                                       2004      1.000          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128            6,765
                                                       2006      1.046          1.061           16,227
                                                       2005      1.045          1.046           16,638
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.214          1.309               --
                                                       2006      1.118          1.214               --
                                                       2005      1.067          1.118               --
                                                       2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           17,538
                                                       2005      1.193          1.248           17,538
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.002          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------



                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital
     Discipline Portfolio -- All Cap Growth         Portfolio
     and Value
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Global Equity
     Discipline Portfolio -- Global All Cap         Portfolio
     Growth and Value
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Legg Mason Partners Variable Multiple     Legg Mason Partners Variable Appreciation
       Discipline Portfolio -- Large Cap            Portfolio -- Class II
       Growth and Value
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity
     Fund -- Class 2                                Portfolio -- Class B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Strategic Growth Portfolio -- Class I        Jennison Growth Portfolio -- Class A

                                   APPENDIX D

--------------------------------------------------------------------------------


THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------


            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF ENHANCED DEATH BENEFIT IS ELECTED AND THE ANNUITANT IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm



          Financial Statements


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-05-09-86.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:




[ ] MLAC-Book-05-09-86

              PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY PROSPECTUS:

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Lord Abbett Mid Cap Value
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class B
  Contrafund(R) Portfolio                          Met/AIM Capital Appreciation
  Mid Cap Portfolio                                   Portfolio -- Class A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     Met/AIM Small Cap Growth Portfolio -- Class
  TRUST -- CLASS 2                                    A
  Templeton Foreign Securities Fund                PIMCO Inflation Protected Bond
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class A
  Global Technology Portfolio                      Pioneer Fund Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Aggressive             A
     Growth Portfolio -- Class I                   Third Avenue Small Cap Value
  Legg Mason Partners Variable Appreciation           Portfolio -- Class B
     Portfolio -- Class I                        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Equity Index        BlackRock Aggressive Growth
     Portfolio -- Class II                            Portfolio -- Class D
  Legg Mason Partners Variable Fundamental         BlackRock Bond Income Portfolio -- Class A
     Value Portfolio -- Class I                    BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Investors           Davis Venture Value Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Large Cap           FI Value Leaders Portfolio -- Class D
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Partners Variable Small Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   MetLife Conservative Allocation
  Legg Mason Partners Variable Social                 Portfolio -- Class B
     Awareness Portfolio                           MetLife Conservative to Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Moderate Allocation
     Rate Income Portfolio                            Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate to Aggressive Allocation
  BlackRock High Yield Portfolio -- Class A           Portfolio -- Class B
  BlackRock Large Cap Core Portfolio -- Class      MFS(R) Total Return Portfolio -- Class F
     E                                             MFS(R) Value Portfolio -- Class A
  Clarion Global Real Estate                       Oppenheimer Global Equity
     Portfolio -- Class A                             Portfolio -- Class B
  Dreman Small Cap Value Portfolio -- Class A      T. Rowe Price Small Cap Growth
  Harris Oakmark International                        Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
  Janus Forty Portfolio -- Class A                    Portfolio -- Class A
  Lazard Mid Cap Portfolio -- Class B            PIMCO VARIABLE INSURANCE
  Legg Mason Partners Managed Assets               TRUST -- ADMINISTRATIVE CLASS
     Portfolio -- Class A                          Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio



     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.




This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9368 or access the SEC's website (http://www.sec.gov). See Appendix F for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    14
THE ANNUITY CONTRACT....................................................    14
Contract Owner Inquiries................................................    15
Purchase Payments.......................................................    15
Purchase Payment Credits................................................    16
Accumulation Units......................................................    17
The Variable Funding Options............................................    17
FIXED ACCOUNT...........................................................    23
CHARGES AND DEDUCTIONS..................................................    23
General.................................................................    23
Withdrawal Charge.......................................................    24
Free Withdrawal Allowance...............................................    25
Transfer Charge.........................................................    25
Administrative Charges..................................................    25
Mortality and Expense Risk Charge.......................................    25
Variable Liquidity Benefit Charge.......................................    25
Enhanced Stepped-Up Provision Charge....................................    26
Guaranteed Minimum Withdrawal Benefit Charge............................    26
Variable Funding Option Expenses........................................    26
Premium Tax.............................................................    26
Changes in Taxes Based upon Premium or Value............................    26
TRANSFERS...............................................................    26
Market Timing/Excessive Trading.........................................    27
Dollar Cost Averaging...................................................    29
ACCESS TO YOUR MONEY....................................................    29
Systematic Withdrawals..................................................    30
OWNERSHIP PROVISIONS....................................................    30
Types of Ownership......................................................    30
Contract Owner..........................................................    30
Beneficiary.............................................................    31
Annuitant...............................................................    31
DEATH BENEFIT...........................................................    31
Death Proceeds before the Maturity Date.................................    32
Enhanced Stepped-Up Provision ("E.S.P.")................................    32
Payment of Proceeds.....................................................    33
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    35
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    35
Planned Death Benefit...................................................    36
Death Proceeds after the Maturity Date..................................    36
LIVING BENEFITS.........................................................    36
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    36
THE ANNUITY PERIOD......................................................    42
Maturity Date...........................................................    42
Allocation of Annuity...................................................    42
Variable Annuity........................................................    43
Fixed Annuity...........................................................    43
PAYMENTS OPTIONS........................................................    43
Election of Options.....................................................    43
Annuity Options.........................................................    44
Variable Liquidity Benefit..............................................    44
MISCELLANEOUS CONTRACT PROVISIONS.......................................    44
Right to Return.........................................................    44
Termination.............................................................    45
Required Reports........................................................    45
Suspension of Payments..................................................    45
THE SEPARATE ACCOUNTS...................................................    45
Performance Information.................................................    46
FEDERAL TAX CONSIDERATIONS..............................................    46
General Taxation of Annuities...........................................    47
Types of Contracts: Qualified and Non-qualified.........................    48
Qualified Annuity Contracts.............................................    48
Taxation of Qualified Annuity Contracts.................................    48
Mandatory Distributions for Qualified Plans.............................    48
Individual Retirement Annuities.........................................    49
Roth IRAs...............................................................    49
TSAs (ERISA and Non-ERISA)..............................................    50
Non-qualified Annuity Contracts.........................................    51
Diversification Requirements for Variable Annuities.....................    53
Ownership of the Investments............................................    53
Taxation of Death Benefit Proceeds......................................    53
Other Tax Considerations................................................    53
Treatment of Charges for Optional Benefits..............................    53
Guaranteed Minimum Withdrawal Benefits..................................    53
Puerto Rico Tax Considerations..........................................    54
Non-Resident Aliens.....................................................    54
Tax Credits and Deductions..............................................    54
OTHER INFORMATION.......................................................    54
The Insurance Company...................................................    54
Financial Statements....................................................    55
Distribution of Variable Annuity Contracts..............................    55
Conformity with State and Federal Laws..................................    56
Voting Rights...........................................................    56
Restrictions on Financial Transactions..................................    57
Legal Proceedings.......................................................    57
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD
  III FOR VARIABLE ANNUITIES............................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD IV
  FOR VARIABLE ANNUITIES................................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT....   E-1
APPENDIX F: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   F-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.


CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.


CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, 408A or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                    PORTFOLIO ARCHITECT XTRA VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Fund BD IV was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Fund BD
IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV.



THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.



For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.25% for the Standard Death Benefit and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual Contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.20% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%. The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and associated
  Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(as a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGE

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 9 years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 years+                                      0%


(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9 years+                                      0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.25% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                                           STANDARD DEATH BENEFIT    ENHANCED DEATH BENEFIT
                                                           ----------------------    ----------------------
Mortality and Expense Risk Charge......................           1.25%(5)                  1.45%(5)
Administrative Expense Charge..........................           0.15%                     0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
  FEATURES SELECTED....................................           1.40%                     1.60%
Optional E.S.P. Charge.................................           0.20%                     0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY
  SELECTED.............................................           1.60%                     1.80%
Optional GMWB I Charge(maximum upon reset).............           1.00%(6)                  1.00%(6)
Optional GMWB II Charge(maximum upon reset)............           1.00%(6)                  1.00%(6)
Optional GMWB III Charge...............................           0.25%                     0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
  SELECTED.............................................           2.40%                     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
  SELECTED.............................................           2.40%                     2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III
  ONLY SELECTED........................................           1.65%                     1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB I SELECTED......................................           2.60%                     2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB II SELECTED.....................................           2.60%                     2.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND
  GMWB III SELECTED....................................           1.85%                     2.05%


---------

(5) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio, 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in the T.Rowe Price Small Cap Growth Portfolio, an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity Portfolio, and an amount equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid-Cap Growth Portfolio.

(6) The current charges for the available GMWB riders with a reset feature (see "Access to Your Money -- Guaranteed Minimum Withdrawal Benefit") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.40%      1.52%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --           0.90%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.23%           --          1.04%          --           1.04%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Global Life Sciences
     Portfolio+..................    0.64%       0.25%      0.45%           --          1.34%          --           1.34%
  Global Technology Portfolio....    0.64%       0.25%      0.18%         0.01%         1.08%          --           1.08%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --           1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --           0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(4)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class A+.......    0.69%         --       0.07%           --          0.76%          --           0.76%
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --           1.00%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --           0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    1.00%         --       0.25%           --          1.25%          --           1.25%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B++......    1.00%       0.25%      0.27%           --          1.52%          --           1.52%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(4)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --           1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%          0.43%(6)
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%          0.39%(7)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+.......    0.66%         --       0.05%           --          0.71%          --           0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --           0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(8)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(8)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(8)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(8)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(8)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(9)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --           0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --           0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --           0.84%
  Enterprise Portfolio+..........    0.50%       0.25%      0.17%           --          0.92%          --           0.92%



---------



* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.


++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.


(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(8) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.


(9) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies in all Contract Years).

                                                                                    IF CONTRACT IS NOT SURRENDERED OR
                                      IF CONTRACT IS SURRENDERED AT                  ANNUITIZED AT THE END OF PERIOD
                                         THE END OF PERIOD SHOWN                                  SHOWN
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,199      $2,044      $2,845      $4,477       $439       $1,324      $2,215      $4,477
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,088      $1,715      $2,308      $3,462       $328         $995      $1,678      $3,462



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Portfolio Architect XTRA Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options.


The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Standard Death Benefit                                                         Age 80
Enhanced Death Benefit                                                         Age 75
Enhanced Stepped-Up Provision (E.S.P.)                                         Age 75




Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.



Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.



CONTRACT OWNER INQUIRIES



Any questions you have about your Contract should be directed to our Home Office at 800-842-9368.



PURCHASE PAYMENTS



Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Where permitted by state law, we may restrict Purchase Payments into the Fixed Account whenever the current credited interest rate for the Fixed Account is equal to the minimum guaranteed rate specified in your Contract. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a

Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")


We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).


IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



PURCHASE PAYMENT CREDITS


For each Purchase Payment you make, we will add a credit to your Contract Value. For the initial Purchase Payment, and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time of such Purchase Payment. For those additional Purchase Payments, if the greater attained age is 69 or less, the credit is 5% and if the greater attained age is 70 through age 80, the credit is 4%.

We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.

Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information.

ACCUMULATION UNITS



The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9368 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks capital appreciation.        Fidelity Management & Research
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Global Life Sciences Portfolio+    Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
Global Technology Portfolio        Seeks long-term capital growth.    Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A+                               capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B++                                              Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Enterprise Portfolio+              Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------




We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.


                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9+ years                                      0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then


     (d)  any Contract earnings


Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:

     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years



     -    under the Managed Distribution Program

     -    under the Nursing Home Confinement provision (as described in Appendix
          E)



FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. We reserve the right to not permit the provision on a full surrender.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ADMINISTRATIVE CHARGES




There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.25% annually. If you choose the Enhanced Death Benefit, the M&E charge is equal to 1.45% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                4 years               8%
         4 years                5 years               7%
         5 years                6 years               6%
         6 years                7 years               5%
         7 years                8 years               3%
         8 years                9 years               1%
        9+ years                                      0%



Please refer to "Payment Options" for a description of this benefit.


ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.20% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



VARIABLE FUNDING OPTION EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.


MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Templeton Foreign Securities Fund, Janus Aspen Global Life Sciences Portfolio, Janus Aspen Global Technology Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, Oppenheimer Global Equity Portfolio, and T. Rowe Price Small Cap Growth Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored

Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.


We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------




TYPES OF OWNERSHIP


CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.


Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Annual Step-Up"). We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuation ("Death Report Date).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE



STANDARD DEATH BENEFIT: We will pay the beneficiary an amount equal to the greater of (1) or (2) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death or

     (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract

ENHANCED DEATH BENEFIT: We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted:

     (1) your Contract Value, less any Purchase Payment Credits we applied within 12 months of the death

     (2) the total Purchase Payments less the total amount of partial withdrawals you made under the Contract or

     (3)  the "step-up value" as described below

STEP-UP VALUE. The step-up value will initially equal the initial Purchase Payment. When you make an additional Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. On each Contract anniversary before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the step-up value, we will reset the step-up value to equal that greater amount. We will not reduce the step-up value on these anniversary recalculations (provided no withdrawals or surrenders are made on that day). The only changes we will make to the step-up value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or withdrawals.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value before the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal, less any Purchase Payment Credits applied within 12 months of the surrender.

For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1)200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2)your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

Your new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000 -- 16,666 = $33,334.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT)             none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS THE ANNUITANT)
The beneficiary (ies) or, if  The spouse elects to           Yes
  none, to the surviving      continue the Contract.
  joint owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             continue the Contract and
                                                             instruct the Company to pay
                                                             the beneficiary who may
                                                             elect to continue the
                                                             Contract.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE     The beneficiary (ies), or if   Unless, the beneficiary        Yes
CONTRACT OWNER)               none, to the Contract Owner.   elects to continue the
                              If the Contract Owner is not   Contract rather than receive
                              living, then to the joint      a lump sum distribution.
                              owner. If none, then to the
                              Contract Owner's estate.
                                                             But if there is a Contingent
                                                             Annuitant, then the
                                                             Contingent Annuitant becomes
                                                             the Annuitant and the
                                                             Contract continues in effect
                                                             (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) or if                                   Yes (Death of
NONNATURAL ENTITY/TRUST)      none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         Yes
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------

                               QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan

     -    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.


PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE




If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------




GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")


For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.

CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.



ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.


The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:


     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:


     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.


We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/115,500) =    90,000/100,000)] =               10,000/94,500) =     89,418/100,000)] =
(PWR)                           $8,658                 $500                           $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,582
OF THE
WITHDRAWAL                  (10,000>8,658)                                        (10,582>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $105,500         $90,000               $4,500          $84,500         $89,418               $4,471
-------------------------------------------------------------------------------------------------------------------------

                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,342               $4,567                          $89,417               $4,471
AFTER
WITHDRAWAL                [100,000 - (100,000         [(5,000                   [100,000 - (100,000        [5,000 x
               $105,500    x10,000/115,500)]     x91,342/100,000)]    $84,500    x10,000/94,500)]      (89,417/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,658                 $433           $10,000         $10,583                $529
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.




Reset (GMWB I and GMWB II Only). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------



MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.


Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------



                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.


Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us).

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.


Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable

Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.


We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Fund BD III and Fund BD IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV. (See "The Insurance Company" .) Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Fund BD III and Fund BD IV with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.




Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.



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

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.



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MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon
the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).

Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


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TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).

If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------




THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Fund BD IV, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Fund BD IV and its assets. Pursuant to the merger, therefore, Fund BD IV became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS




The financial statements for the Company and its Separate Account Fund BD IV are located in the Statement of Additional Information.



The financial statements for the Separate Account Fund BD III are attached.


DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds that may be offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




              FOR METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.081          1.159                 --
                                                       2006      1.000          1.081            458,007

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.816          0.857                 --
                                                       2005      0.783          0.816            689,725
                                                       2004      0.751          0.783            835,150
                                                       2003      0.609          0.751            895,510
                                                       2002      0.885          0.609            994,353
                                                       2001      1.000          0.885            421,659

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.756          0.741                 --
                                                       2005      0.668          0.756            889,375
                                                       2004      0.625          0.668          1,057,694
                                                       2003      0.514          0.625          1,190,268
                                                       2002      0.753          0.514          1,278,582
                                                       2001      0.925          0.753            892,135
                                                       2000      1.127          0.925             96,323

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.478          1.674            826,161
                                                       2006      1.245          1.478            722,596
                                                       2005      1.106          1.245            813,522
                                                       2004      0.989          1.106            820,524
                                                       2003      0.741          0.989            734,396
                                                       2002      0.880          0.741            699,143
                                                       2001      1.041          0.880            358,085
                                                       2000      1.301          1.041              4,990
                                                       1999      1.087          1.301                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.366          1.514          1,288,648
                                                       2006      1.257          1.366          1,550,556
                                                       2005      1.097          1.257          1,757,373
                                                       2004      0.989          1.097          1,620,395
                                                       2003      0.733          0.989          1,423,815
                                                       2002      0.984          0.733            997,632
                                                       2001      1.220          0.984            537,903
                                                       2000      1.184          1.220            112,468
                                                       1999      1.060          1.184                 --

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.507          1.560          1,593,425
                                                       2006      1.326          1.507          1,467,842
                                                       2005      1.271          1.326          1,352,898
                                                       2004      1.167          1.271          1,515,560
                                                       2003      0.894          1.167          1,322,363
                                                       2002      1.110          0.894            697,242
                                                       2001      1.098          1.110            343,429
                                                       2000      1.051          1.098                 --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.676          0.670                 --
                                                       2005      0.580          0.676          1,156,794
                                                       2004      0.492          0.580          1,259,417
                                                       2003      0.400          0.492          1,688,768
                                                       2002      0.541          0.400          1,612,958
                                                       2001      0.742          0.541          1,770,037
                                                       2000      1.000          0.742            189,085

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.664          1.744                 --
                                                       2006      1.273          1.664             66,586
                                                       2005      1.009          1.273             69,096
                                                       2004      0.819          1.009             71,547
                                                       2003      0.581          0.819             70,125
                                                       2002      0.667          0.581             23,079
                                                       2001      0.748          0.667            246,451
                                                       2000      1.000          0.748                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      2.347          3.069                 --
                                                       2005      2.221          2.347            576,119
                                                       2004      1.714          2.221            585,483
                                                       2003      1.297          1.714            586,611
                                                       2002      1.258          1.297            542,919
                                                       2001      1.173          1.258            169,706
                                                       2000      1.000          1.173              7,111

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.050          1.109            348,659
                                                       2006      0.914          1.050            475,667
                                                       2005      0.888          0.914            533,163
                                                       2004      0.857          0.888            580,657
                                                       2003      0.717          0.857            659,588
                                                       2002      0.873          0.717            537,694
                                                       2001      0.977          0.873            175,799
                                                       2000      1.000          0.977              6,817

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.160          1.017            868,410
                                                       2006      1.133          1.160            981,664
                                                       2005      1.086          1.133          1,060,735
                                                       2004      0.989          1.086          1,242,192
                                                       2003      0.762          0.989          1,336,406
                                                       2002      0.955          0.762          1,207,213
                                                       2001      1.032          0.955            472,852
                                                       2000      1.000          1.032                 --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.315          1.431                 --
                                                       2005      1.210          1.315             38,446
                                                       2004      1.074          1.210             54,657
                                                       2003      1.000          1.074              1,000

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.312          1.463                 --
                                                       2005      1.208          1.312             14,119
                                                       2004      1.068          1.208             11,133
                                                       2003      1.000          1.068              1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.288          1.490          1,168,221
                                                       2006      1.172          1.288          1,243,120
                                                       2005      1.019          1.172          1,311,850
                                                       2004      0.897          1.019          1,376,127
                                                       2003      0.710          0.897          1,573,114
                                                       2002      0.796          0.710          1,486,472
                                                       2001      0.922          0.796            869,188
                                                       2000      1.000          0.922            180,188

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.263          1.330             47,788
                                                       2006      1.126          1.263            106,915
                                                       2005      0.946          1.126            103,844
                                                       2004      0.947          0.946            103,057
                                                       2003      0.769          0.947            103,711
                                                       2002      0.843          0.769             78,854
                                                       2001      1.000          0.843                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.972          2.243            573,503
                                                       2006      1.779          1.972            592,553
                                                       2005      1.529          1.779            576,226
                                                       2004      1.244          1.529            449,306
                                                       2003      0.912          1.244            393,509
                                                       2002      1.028          0.912            397,241
                                                       2001      1.000          1.028            107,418

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.262          1.474                 --
                                                       2005      1.158          1.262            546,575
                                                       2004      1.043          1.158            646,673
                                                       2003      0.845          1.043            457,584
                                                       2002      1.000          0.845            119,273

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.826          3.589            223,521
                                                       2006      2.238          2.826            219,867
                                                       2005      1.781          2.238            158,202
                                                       2004      1.448          1.781             54,824
                                                       2003      1.000          1.448              1,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.408          1.603            578,296
                                                       2006      1.176          1.408            491,487
                                                       2005      1.082          1.176            517,884
                                                       2004      0.926          1.082            322,771
                                                       2003      0.710          0.926            249,365
                                                       2002      0.884          0.710            169,930
                                                       2001      1.068          0.884             49,286
                                                       2000      1.082          1.068                 --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.267          1.522                 --
                                                       2005      1.180          1.267            344,861
                                                       2004      1.032          1.180            238,864
                                                       2003      0.792          1.032            107,706
                                                       2002      1.000          0.792              1,558

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.069          1.094                 --
                                                       2005      1.070          1.069             27,511
                                                       2004      1.000          1.070             12,731

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.066          1.102                 --
                                                       2005      1.004          1.066          1,690,499
                                                       2004      0.941          1.004          1,915,626
                                                       2003      0.839          0.941          2,255,765
                                                       2002      0.911          0.839          2,455,936
                                                       2001      0.972          0.911          1,563,586
                                                       2000      1.000          0.972            493,338

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.053          1.264            318,273
                                                       2006      1.004          1.053            319,907
                                                       2005      0.907          1.004            352,715
                                                       2004      0.805          0.907            414,066
                                                       2003      0.647          0.805            486,503
                                                       2002      0.931          0.647            327,504
                                                       2001      1.135          0.931            179,330
                                                       2000      1.000          1.135                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.405          0.486            530,928
                                                       2006      0.381          0.405            567,589
                                                       2005      0.346          0.381            659,484
                                                       2004      0.349          0.346            819,133
                                                       2003      0.242          0.349            922,256
                                                       2002      0.415          0.242            947,203
                                                       2001      0.672          0.415            631,575
                                                       2000      1.000          0.672             30,577

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.679          0.732            534,240
                                                       2006      0.584          0.679            592,680
                                                       2005      0.561          0.584            642,087
                                                       2004      0.544          0.561            770,248
                                                       2003      0.446          0.544            915,111
                                                       2002      0.609          0.446          1,080,320
                                                       2001      0.798          0.609            919,187
                                                       2000      1.000          0.798            381,642

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.552          1.745                 --
                                                       2005      1.513          1.552             11,233
                                                       2004      1.336          1.513              6,516
                                                       2003      1.000          1.336              1,000

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.527          1.475          1,152,421

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.249          1.295            493,014

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.005          1.040          1,701,666
                                                       2006      0.885          1.005          1,580,311
                                                       2005      0.861          0.885          1,763,552
                                                       2004      0.792          0.861          1,872,075
                                                       2003      0.629          0.792          1,945,736
                                                       2002      0.822          0.629          1,408,585
                                                       2001      0.951          0.822          1,012,410

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.632          1.565          1,829,322

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.438          1.473          1,302,028
                                                       2006      1.233          1.438          1,169,729
                                                       2005      1.174          1.233          1,327,979
                                                       2004      1.078          1.174          1,484,092
                                                       2003      0.826          1.078          1,479,023
                                                       2002      1.089          0.826          1,316,924
                                                       2001      1.152          1.089            505,781

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.022          1.024            426,257

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.577          1.711            399,340
                                                       2006      1.419          1.577            281,974
                                                       2005      1.371          1.419            317,776
                                                       2004      1.208          1.371            305,465
                                                       2003      0.823          1.208            348,334
                                                       2002      1.278          0.823            374,428
                                                       2001      1.397          1.278            166,046

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.184          1.295             22,838
                                                       2006      1.115          1.184             21,004
                                                       2005      1.083          1.115             25,877
                                                       2004      1.000          1.083             23,686

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.033          1.033            108,722
                                                       2006      1.006          1.033            117,416
                                                       2005      0.997          1.006             73,496
                                                       2004      0.999          0.997             55,729
                                                       2003      1.000          0.999              1,000

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.564          1.642                 --
                                                       2006      1.343          1.564          1,411,841
                                                       2005      1.309          1.343          1,491,826
                                                       2004      1.225          1.309          1,743,085
                                                       2003      0.894          1.225          1,680,295
                                                       2002      1.209          0.894          1,672,013
                                                       2001      1.204          1.209            894,987

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.205          1.257                 --
                                                       2006      1.173          1.205             28,470
                                                       2005      1.130          1.173             24,656
                                                       2004      1.140          1.130             64,596
                                                       2003      0.800          1.140             63,373
                                                       2002      1.000          0.800             20,665

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.337          1.385                 --
                                                       2006      1.220          1.337            125,786
                                                       2005      1.126          1.220             98,050
                                                       2004      1.047          1.126            114,646
                                                       2003      0.758          1.047             75,568
                                                       2002      1.000          0.758             18,468

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.243          1.300                 --
                                                       2006      1.122          1.243             47,733
                                                       2005      1.098          1.122             48,490
                                                       2004      1.027          1.098             48,617
                                                       2003      0.800          1.027             51,399
                                                       2002      1.000          0.800              8,717

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.628          1.693                 --
                                                       2006      1.408          1.628            151,685
                                                       2005      1.382          1.408            111,507
                                                       2004      1.244          1.382             84,102
                                                       2003      1.000          1.244             17,546

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.820          2.007                 --
                                                       2006      1.644          1.820            123,865
                                                       2005      1.541          1.644            120,350
                                                       2004      1.260          1.541             41,464
                                                       2003      1.000          1.260              5,686

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.104          1.140                 --
                                                       2005      1.078          1.104            178,420
                                                       2004      1.000          1.078            129,391

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.465          1.532            419,520
                                                       2006      1.537          1.465            416,263

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.402            667,918
                                                       2006      1.311          1.384            739,949

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.014          1.064                 --
                                                       2006      0.956          1.014            252,737

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.055          1.064            198,008

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.328             10,389
                                                       2006      1.274          1.360                 --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.168          1.142            492,623
                                                       2006      1.058          1.168            414,286

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.688          0.884          1,248,240
                                                       2006      0.670          0.688          1,215,285

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.289          1.144             18,932

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.206          1.265            189,522
                                                       2006      1.140          1.206            165,530

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.404            659,069
                                                       2006      1.270          1.332            771,153

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.079          1.106            634,816
                                                       2006      1.001          1.079            503,264

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.073          1.065            261,254
                                                       2006      1.002          1.073             14,956

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.982          1.083            253,330
                                                       2006      0.992          0.982            301,961

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.302          1.430             33,848
                                                       2006      1.310          1.302             11,990

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.733          2.187            112,820

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.518          1.596            204,392

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.410          1.496             58,405
                                                       2006      1.274          1.410             81,484

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.222          1.026          1,095,236
                                                       2006      1.003          1.222          1,264,844

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.153          1.223            562,282

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.593          1.650              2,301
                                                       2006      1.480          1.593             14,375

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.304                 --
                                                       2006      1.120          1.180                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.471          1.547            517,980
                                                       2006      1.419          1.471            430,588

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.030          0.985          1,877,755
                                                       2006      1.003          1.030             98,467

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.595          0.707          1,169,859
                                                       2006      0.609          0.595          1,385,443

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.284          1.346          1,728,116
                                                       2006      1.235          1.284          2,017,910

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.201          1.245         16,783,819
                                                       2006      1.174          1.201          2,432,710

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.786          0.745            438,546

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.853          0.875          1,097,956
                                                       2006      0.841          0.853          1,227,158

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.380          1.417          1,934,887
                                                       2006      1.344          1.380          2,296,388

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.081             11,223
                                                       2006      1.002          1.062                 --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.087                 --
                                                       2006      1.001          1.044                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.086             43,678
                                                       2006      1.002          1.051                 --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.086             92,783
                                                       2006      1.002          1.056             71,218

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.086                 --
                                                       2006      1.002          1.061                 --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.506          1.547          4,688,598
                                                       2006      1.407          1.506          5,144,852

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.052          1.103            546,113
                                                       2006      0.996          1.052            593,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.152            620,010
                                                       2006      0.998          1.070            657,592

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.163          1.209                 --
                                                       2006      1.094          1.163             50,035

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.082          1.115             76,416
                                                       2006      1.044          1.082             14,766

Money Market Portfolio
  Money Market Subaccount (2/98).....................  2006      1.162          1.174                 --
                                                       2005      1.146          1.162          1,943,467
                                                       2004      1.150          1.146          1,934,132
                                                       2003      1.157          1.150          2,696,830
                                                       2002      1.158          1.157          3,968,056
                                                       2001      1.131          1.158          3,881,543
                                                       2000      1.080          1.131            293,012

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.120          1.184                 --
                                                       2005      1.074          1.120                 --
                                                       2004      1.000          1.074              2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.125          1.148                 --
                                                       2006      1.133          1.125            390,124
                                                       2005      1.125          1.133            366,843
                                                       2004      1.048          1.125            235,306
                                                       2003      1.000          1.048             29,952

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.255          1.346          3,149,976
                                                       2006      1.226          1.255          3,972,302
                                                       2005      1.213          1.226          4,364,209
                                                       2004      1.173          1.213          6,033,661
                                                       2003      1.132          1.173          6,603,100
                                                       2002      1.053          1.132          5,715,152
                                                       2001      1.000          1.053          1,027,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.895          0.974             74,699
                                                       2006      0.817          0.895            258,094
                                                       2005      0.773          0.817            263,361
                                                       2004      0.728          0.773            303,680
                                                       2003      0.560          0.728            322,550
                                                       2002      0.806          0.560            354,885
                                                       2001      1.000          0.806             90,017

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.408          1.526                 --
                                                       2006      1.118          1.408            236,400
                                                       2005      1.011          1.118            227,235
                                                       2004      0.882          1.011            177,298
                                                       2003      0.696          0.882            174,431
                                                       2002      0.857          0.696            120,823
                                                       2001      1.000          0.857            172,126

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.967          2.102                 --
                                                       2006      1.701          1.967          1,100,216
                                                       2005      1.611          1.701          1,174,869
                                                       2004      1.295          1.611          1,251,913
                                                       2003      0.877          1.295          1,304,358
                                                       2002      1.088          0.877          1,111,270
                                                       2001      1.000          1.088            218,519

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.931          0.992                 --
                                                       2005      0.869          0.931            332,768
                                                       2004      0.827          0.869            463,100
                                                       2003      0.649          0.827            436,166
                                                       2002      0.864          0.649            153,676
                                                       2001      1.000          0.864             53,578

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.190          1.270                 --
                                                       2005      1.203          1.190            951,186
                                                       2004      1.148          1.203          1,104,384
                                                       2003      0.922          1.148          1,173,473
                                                       2002      1.005          0.922            869,622
                                                       2001      1.028          1.005            836,858
                                                       2000      1.000          1.028             70,310

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.406          1.537                 --
                                                       2005      1.268          1.406            461,853
                                                       2004      1.104          1.268            520,514
                                                       2003      0.837          1.104            521,073
                                                       2002      0.991          0.837            609,372
                                                       2001      1.047          0.991            213,661
                                                       2000      1.000          1.047                 --

  Travelers Equity Income Subaccount (4/00)..........  2006      1.278          1.344                 --
                                                       2005      1.240          1.278          2,764,524
                                                       2004      1.145          1.240          3,118,779
                                                       2003      0.885          1.145          3,246,588
                                                       2002      1.043          0.885          2,913,402
                                                       2001      1.133          1.043          1,567,212
                                                       2000      1.052          1.133            197,368

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.278          1.311                 --
                                                       2005      1.263          1.278            867,177
                                                       2004      1.161          1.263          1,384,768
                                                       2003      0.962          1.161          1,434,675
                                                       2002      0.940          0.962            714,245
                                                       2001      0.935          0.940             76,897
                                                       2000      1.000          0.935                 --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.189          1.232                 --
                                                       2005      1.145          1.189            222,943
                                                       2004      1.050          1.145            322,323
                                                       2003      0.834          1.050            350,988
                                                       2002      1.049          0.834            384,838
                                                       2001      1.046          1.049            543,886
                                                       2000      1.000          1.046                 --

  Travelers Large Cap Subaccount (11/99).............  2006      0.815          0.841                 --
                                                       2005      0.761          0.815            281,674
                                                       2004      0.724          0.761            335,600
                                                       2003      0.589          0.724            350,858
                                                       2002      0.774          0.589            292,511
                                                       2001      0.949          0.774            201,210
                                                       2000      1.126          0.949             72,389

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.148                 --
                                                       2005      1.000          1.078                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.032          1.037                 --
                                                       2005      1.022          1.032                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.085                 --
                                                       2005      1.002          1.047                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.066          1.113                 --
                                                       2005      1.000          1.066                 --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.039          1.060                 --
                                                       2005      1.000          1.039                 --

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      0.900          0.956                 --
                                                       2005      0.815          0.900            288,511
                                                       2004      0.713          0.815            357,722
                                                       2003      0.597          0.713            361,013
                                                       2002      0.808          0.597            331,234
                                                       2001      1.057          0.808            253,154
                                                       2000      1.135          1.057              8,995

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.575          0.609                 --
                                                       2005      0.566          0.575          1,435,861
                                                       2004      0.503          0.566            853,578
                                                       2003      0.372          0.503            874,458
                                                       2002      0.737          0.372            765,147
                                                       2001      0.980          0.737            619,700
                                                       2000      1.000          0.980             15,819

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.362          1.407                 --
                                                       2005      1.342          1.362          4,565,755
                                                       2004      1.221          1.342          5,170,815
                                                       2003      1.062          1.221          5,160,068
                                                       2002      1.137          1.062          3,995,198
                                                       2001      1.153          1.137          1,997,966
                                                       2000      1.003          1.153             99,711

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.178          1.274                 --
                                                       2005      1.122          1.178             92,575
                                                       2004      1.000          1.122             25,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.921          1.058                 --
                                                       2005      0.853          0.921            461,470
                                                       2004      0.747          0.853            422,641
                                                       2003      0.589          0.747            432,727
                                                       2002      0.686          0.589            289,734
                                                       2001      0.943          0.686            286,652
                                                       2000      1.000          0.943                 --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.394          1.480                 --
                                                       2005      1.334          1.394             12,988
                                                       2004      1.217          1.334                 --
                                                       2003      1.000          1.217              1,000

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.063          1.120                 --
                                                       2005      1.020          1.063                 --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.404          1.419                 --
                                                       2005      1.373          1.404            415,323
                                                       2004      1.255          1.373            377,848
                                                       2003      1.065          1.255            133,615
                                                       2002      1.020          1.065            134,078
                                                       2001      0.992          1.020            499,291
                                                       2000      1.000          0.992              7,948

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.245          1.235                 --
                                                       2005      1.243          1.245          2,359,889
                                                       2004      1.220          1.243          3,062,300
                                                       2003      1.156          1.220          3,360,059
                                                       2002      1.108          1.156          3,173,200
                                                       2001      1.049          1.108          2,094,699
                                                       2000      1.000          1.049            137,637

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.741          0.774                 --
                                                       2005      0.737          0.741          1,288,013
                                                       2004      0.678          0.737          1,601,573
                                                       2003      0.519          0.678          1,832,344
                                                       2002      0.792          0.519          1,656,273
                                                       2001      0.927          0.792          1,087,180
                                                       2000      1.000          0.927             50,352

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.137          1.310                 --
                                                       2005      1.000          1.137                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.110          1.274                 --
                                                       2005      0.987          1.110                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.083          1.044                 --
                                                       2005      1.052          1.083             50,659
                                                       2004      1.000          1.052             64,098

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.273          1.226            482,138
                                                       2006      1.113          1.273            534,920
                                                       2005      1.084          1.113            526,153
                                                       2004      0.936          1.084            496,072
                                                       2003      0.726          0.936            457,049
                                                       2002      0.914          0.726            352,819
                                                       2001      1.000          0.914            167,638

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.896          0.994             70,396
                                                       2006      0.851          0.896             77,777
                                                       2005      0.800          0.851                721
                                                       2004      0.782          0.800                796
                                                       2003      0.631          0.782              7,547
                                                       2002      0.908          0.631              4,269
                                                       2001      1.000          0.908                 --






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.084          1.136               --
                                                       2005      1.050          1.084               --
                                                       2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           44,721
                                                       2006      1.241          1.461           56,920
                                                       2005      1.113          1.241           57,308
                                                       2004      1.000          1.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.329          1.459           40,593
                                                       2006      1.233          1.329           56,333
                                                       2005      1.086          1.233           40,949
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.240          1.273           53,166
                                                       2006      1.102          1.240           69,798
                                                       2005      1.065          1.102           41,477
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.084          2.179               --
                                                       2006      1.609          2.084               --
                                                       2005      1.287          1.609               --
                                                       2004      1.000          1.287               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349            8,790
                                                       2004      1.000          1.288               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.188          1.243               --
                                                       2006      1.043          1.188               --
                                                       2005      1.023          1.043               --
                                                       2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.147          0.997               --
                                                       2006      1.131          1.147               --
                                                       2005      1.094          1.131               --
                                                       2004      1.000          1.094               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.375          1.576               --
                                                       2006      1.262          1.375               --
                                                       2005      1.107          1.262               --
                                                       2004      1.000          1.107               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.365          1.423               --
                                                       2006      1.227          1.365               --
                                                       2005      1.040          1.227               --
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753              932
                                                       2006      1.416          1.555           10,241
                                                       2005      1.227          1.416           10,559
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189           10,294
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           21,604
                                                       2006      1.572          1.967           21,607
                                                       2005      1.262          1.572           21,611
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.478          1.667           26,436
                                                       2006      1.245          1.478           36,849
                                                       2005      1.156          1.245           37,211
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (5/04).......................  2006      1.066          1.087               --
                                                       2005      1.076          1.066               --
                                                       2004      1.000          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.124          1.159               --
                                                       2005      1.069          1.124               --
                                                       2004      1.000          1.069               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.185          1.410               --
                                                       2006      1.141          1.185               --
                                                       2005      1.039          1.141               --
                                                       2004      1.000          1.039               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.210          1.438               --
                                                       2006      1.148          1.210               --
                                                       2005      1.053          1.148               --
                                                       2004      1.000          1.053               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.293          1.382               --
                                                       2006      1.122          1.293               --
                                                       2005      1.087          1.122               --
                                                       2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145               --
                                                       2004      1.000          1.126               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.279          1.227           36,306

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.243          1.280               --

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.284          1.224               --

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.075          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.318          1.417           16,972
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.155          1.252               --
                                                       2006      1.097          1.155               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006           15,370
                                                       2006      0.998          1.016           15,377
                                                       2005      0.998          0.998           15,385
                                                       2004      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (5/02).............................................  2007      1.038          1.079               --
                                                       2006      1.019          1.038               --
                                                       2005      0.991          1.019               --
                                                       2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (5/02).............................................  2007      1.229          1.270               --
                                                       2006      1.133          1.229               --
                                                       2005      1.055          1.133               --
                                                       2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (5/02).............................................  2007      1.186          1.236               --
                                                       2006      1.079          1.186               --
                                                       2005      1.066          1.079               --
                                                       2004      1.000          1.066               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272           18,078
                                                       2005      1.100          1.110           10,841
                                                       2004      1.000          1.100               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           27,623
                                                       2005      1.161          1.228           27,966
                                                       2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (5/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.000          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.270          1.316               --
                                                       2006      1.340          1.270               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.160          1.165               --
                                                       2006      1.106          1.160               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.224               --
                                                       2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.134          1.184               --
                                                       2006      1.087          1.134               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           22,291
                                                       2006      1.002          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.165          2.715               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           21,224
                                                       2006      1.003          1.214           21,224

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           20,164

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317           17,817
                                                       2006      1.199          1.283           17,817

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           23,063
                                                       2006      1.003          1.024               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.048          1.088               --
                                                       2006      1.013          1.048               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.024          1.052               --
                                                       2006      1.006          1.024               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.199          1.130               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071           61,646
                                                       2006      1.001          1.038           61,676

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070           21,493
                                                       2006      1.002          1.050           21,530

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.149          1.191               --
                                                       2006      1.087          1.149               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.084          1.107               --
                                                       2006      1.052          1.084               --

Money Market Portfolio
  Money Market Subaccount (2/98).....................  2006      1.000          1.006               --
                                                       2005      0.994          1.000               --
                                                       2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.099          1.158               --
                                                       2005      1.063          1.099               --
                                                       2004      1.000          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           31,505
                                                       2005      1.068          1.065           23,901
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128           20,443
                                                       2006      1.046          1.061           31,802
                                                       2005      1.045          1.046           24,113
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.214          1.309               --
                                                       2006      1.118          1.214               --
                                                       2005      1.067          1.118               --
                                                       2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           16,396
                                                       2005      1.193          1.248           16,399
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Convertible Securities Subaccount
  (5/00).............................................  2006      1.023          1.087               --
                                                       2005      1.043          1.023               --
                                                       2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.230          1.340               --
                                                       2005      1.119          1.230               --
                                                       2004      1.000          1.119               --

  Travelers Equity Income Subaccount (4/00)..........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (5/00)...  2006      1.081          1.106               --
                                                       2005      1.079          1.081               --
                                                       2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.111          1.148               --
                                                       2005      1.080          1.111               --
                                                       2004      1.000          1.080               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.000          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.026          1.028               --
                                                       2005      1.020          1.026           60,113

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.002          1.042           20,075

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      1.000          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.033          1.051               --
                                                       2005      1.000          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.000          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133           10,627
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.058          1.110               --
                                                       2005      1.019          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025               --
                                                       2004      1.000          1.032               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.131          1.299               --
                                                       2005      1.000          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      0.986          1.103               --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.094          1.052               --
                                                       2005      1.073          1.094               --
                                                       2004      1.000          1.073               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.306          1.246               --
                                                       2006      1.151          1.306               --
                                                       2005      1.131          1.151               --
                                                       2004      1.000          1.131               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      1.142          1.255               --
                                                       2006      1.094          1.142               --
                                                       2005      1.038          1.094               --
                                                       2004      1.000          1.038               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




               FOR METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.40%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.081          1.159                 --
                                                       2006      1.000          1.081          1,322,287

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.816          0.857                 --
                                                       2005      0.783          0.816          1,550,953
                                                       2004      0.751          0.783          1,746,250
                                                       2003      0.609          0.751          2,078,822
                                                       2002      0.885          0.609          1,958,680
                                                       2001      1.000          0.885            772,623

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.756          0.741                 --
                                                       2005      0.668          0.756         13,620,446
                                                       2004      0.625          0.668         16,701,254
                                                       2003      0.514          0.625         20,289,834
                                                       2002      0.753          0.514         22,920,668
                                                       2001      0.925          0.753         30,657,551
                                                       2000      1.127          0.925         26,711,914

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.478          1.674          9,442,927
                                                       2006      1.245          1.478         10,059,936
                                                       2005      1.106          1.245         10,391,145
                                                       2004      0.989          1.106         10,671,866
                                                       2003      0.741          0.989          9,954,233
                                                       2002      0.880          0.741         10,006,380
                                                       2001      1.041          0.880         10,783,872
                                                       2000      1.301          1.041          9,193,213
                                                       1999      1.000          1.301            496,228

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.366          1.514         27,026,066
                                                       2006      1.257          1.366         29,940,315
                                                       2005      1.097          1.257         30,770,173
                                                       2004      0.989          1.097         31,399,627
                                                       2003      0.733          0.989         30,519,238
                                                       2002      0.984          0.733         29,254,703
                                                       2001      1.220          0.984         24,168,621
                                                       2000      1.184          1.220         17,763,993
                                                       1999      1.000          1.184            790,492

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.507          1.560         17,730,876
                                                       2006      1.326          1.507         19,404,004
                                                       2005      1.271          1.326         21,463,117
                                                       2004      1.167          1.271         22,247,206
                                                       2003      0.894          1.167         20,672,145
                                                       2002      1.110          0.894         19,762,828
                                                       2001      1.098          1.110         17,618,589
                                                       2000      1.031          1.098         10,615,411
                                                       1999      1.000          1.031          1,022,054

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.676          0.670                 --
                                                       2005      0.580          0.676          7,869,627
                                                       2004      0.492          0.580          8,682,856
                                                       2003      0.400          0.492          9,196,896
                                                       2002      0.541          0.400         10,337,045
                                                       2001      0.742          0.541         14,174,851
                                                       2000      1.000          0.742          9,685,366

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.664          1.744                 --
                                                       2006      1.273          1.664            488,369
                                                       2005      1.009          1.273            527,746
                                                       2004      0.819          1.009            635,421
                                                       2003      0.581          0.819            555,146
                                                       2002      0.667          0.581            447,939
                                                       2001      0.748          0.667            952,771
                                                       2000      1.000          0.748            221,321

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.347          3.069                 --
                                                       2005      2.221          2.347          1,426,888
                                                       2004      1.714          2.221          1,614,681
                                                       2003      1.297          1.714          1,701,015
                                                       2002      1.258          1.297          1,710,144
                                                       2001      1.173          1.258            481,199
                                                       2000      1.000          1.173             48,709

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.050          1.109            588,498
                                                       2006      0.914          1.050            785,922
                                                       2005      0.888          0.914            956,723
                                                       2004      0.857          0.888          1,171,173
                                                       2003      0.717          0.857          1,459,140
                                                       2002      0.873          0.717          1,209,492
                                                       2001      0.977          0.873            644,927
                                                       2000      1.000          0.977            277,656

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.160          1.017          1,900,807
                                                       2006      1.133          1.160          2,206,755
                                                       2005      1.086          1.133          2,634,327
                                                       2004      0.989          1.086          3,007,955
                                                       2003      0.762          0.989          3,892,680
                                                       2002      0.955          0.762          3,571,507
                                                       2001      1.032          0.955          3,011,491
                                                       2000      1.000          1.032          1,460,554

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.315          1.431                 --
                                                       2005      1.210          1.315             67,656
                                                       2004      1.074          1.210             26,986
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.312          1.463                 --
                                                       2005      1.208          1.312            192,466
                                                       2004      1.068          1.208            131,916
                                                       2003      1.000          1.068             16,802

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.288          1.490          2,668,434
                                                       2006      1.172          1.288          3,627,546
                                                       2005      1.019          1.172          4,357,217
                                                       2004      0.897          1.019          3,489,469
                                                       2003      0.710          0.897          4,090,792
                                                       2002      0.796          0.710          4,138,442
                                                       2001      0.922          0.796          3,578,211
                                                       2000      1.000          0.922          1,364,359

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.263          1.330             87,083
                                                       2006      1.126          1.263            158,860
                                                       2005      0.946          1.126            158,278
                                                       2004      0.947          0.946             71,506
                                                       2003      0.769          0.947             69,403
                                                       2002      0.843          0.769             49,412
                                                       2001      1.000          0.843             11,149

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.972          2.243          2,956,511
                                                       2006      1.779          1.972          3,711,973
                                                       2005      1.529          1.779          3,337,201
                                                       2004      1.244          1.529          2,878,436
                                                       2003      0.912          1.244          1,954,640
                                                       2002      1.028          0.912            844,778
                                                       2001      1.000          1.028            145,421

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.262          1.474                 --
                                                       2005      1.158          1.262          1,699,785
                                                       2004      1.043          1.158          1,557,424
                                                       2003      0.845          1.043          1,274,575
                                                       2002      1.000          0.845            633,273

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.826          3.589            983,544
                                                       2006      2.238          2.826            958,426
                                                       2005      1.781          2.238            708,466
                                                       2004      1.448          1.781            259,549
                                                       2003      1.000          1.448            157,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.408          1.603          6,272,498
                                                       2006      1.176          1.408          6,709,019
                                                       2005      1.082          1.176          6,083,715
                                                       2004      0.926          1.082          5,996,738
                                                       2003      0.710          0.926          5,855,211
                                                       2002      0.884          0.710          5,959,767
                                                       2001      1.068          0.884          6,615,238
                                                       2000      1.109          1.068          5,495,504
                                                       1999      1.000          1.109            445,419

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.267          1.522                 --
                                                       2005      1.180          1.267          1,340,280
                                                       2004      1.032          1.180            886,673
                                                       2003      0.792          1.032            675,020
                                                       2002      1.000          0.792            180,014

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.069          1.094                 --
                                                       2005      1.070          1.069            123,653
                                                       2004      0.998          1.070                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.066          1.102                 --
                                                       2005      1.004          1.066          2,733,942
                                                       2004      0.941          1.004          3,466,803
                                                       2003      0.839          0.941          4,671,651
                                                       2002      0.911          0.839          5,125,827
                                                       2001      0.972          0.911          5,320,731
                                                       2000      1.000          0.972          2,631,110

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.053          1.264            795,870
                                                       2006      1.004          1.053            844,398
                                                       2005      0.907          1.004          1,020,240
                                                       2004      0.805          0.907          1,260,902
                                                       2003      0.647          0.805          1,458,984
                                                       2002      0.931          0.647          1,671,734
                                                       2001      1.135          0.931          1,835,830
                                                       2000      1.000          1.135          1,720,549

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.405          0.486          1,369,986
                                                       2006      0.381          0.405          1,626,571
                                                       2005      0.346          0.381          1,960,433
                                                       2004      0.349          0.346          2,448,720
                                                       2003      0.242          0.349          3,147,082
                                                       2002      0.415          0.242          3,998,130
                                                       2001      0.672          0.415          4,187,835
                                                       2000      1.000          0.672          4,483,704

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.679          0.732          2,669,054
                                                       2006      0.584          0.679          3,036,947
                                                       2005      0.561          0.584          3,479,400
                                                       2004      0.544          0.561          4,422,385
                                                       2003      0.446          0.544          5,176,878
                                                       2002      0.609          0.446          6,179,894
                                                       2001      0.798          0.609          6,907,600
                                                       2000      1.000          0.798          6,625,173

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.552          1.745                 --
                                                       2005      1.513          1.552            893,526
                                                       2004      1.336          1.513            698,253
                                                       2003      1.000          1.336            134,336

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.527          1.475         13,184,742

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.249          1.295          7,113,752

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.005          1.040         13,956,126
                                                       2006      0.885          1.005         15,620,766
                                                       2005      0.861          0.885         16,905,236
                                                       2004      0.792          0.861         18,836,125
                                                       2003      0.629          0.792         19,589,108
                                                       2002      0.822          0.629         17,735,675
                                                       2001      0.951          0.822         14,784,877
                                                       2000      1.063          0.951          9,919,249

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.632          1.565         13,277,286

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.438          1.473          7,320,259
                                                       2006      1.233          1.438          4,097,564
                                                       2005      1.174          1.233          5,504,348
                                                       2004      1.078          1.174          6,005,375
                                                       2003      0.826          1.078          7,816,635
                                                       2002      1.089          0.826          7,795,316
                                                       2001      1.152          1.089          6,793,914
                                                       2000      1.014          1.152          2,942,606

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.022          1.024         12,456,754

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.711          1,745,114
                                                       2006      1.419          1.577          1,754,006
                                                       2005      1.371          1.419          1,951,209
                                                       2004      1.208          1.371          2,193,044
                                                       2003      0.823          1.208          2,776,264
                                                       2002      1.278          0.823          2,106,333
                                                       2001      1.397          1.278          2,044,688
                                                       2000      1.000          1.397          1,826,310

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.184          1.295                 --
                                                       2006      1.115          1.184                 --
                                                       2005      1.083          1.115                 --
                                                       2004      1.000          1.083                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.033          1.033            608,737
                                                       2006      1.006          1.033            597,801
                                                       2005      0.997          1.006            443,529
                                                       2004      0.999          0.997            350,365
                                                       2003      1.000          0.999              3,637

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.564          1.642                 --
                                                       2006      1.343          1.564          6,401,773
                                                       2005      1.309          1.343          7,424,062
                                                       2004      1.225          1.309          8,139,285
                                                       2003      0.894          1.225          9,114,126
                                                       2002      1.209          0.894          9,606,077
                                                       2001      1.204          1.209          7,452,708
                                                       2000      1.032          1.204          2,476,774

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.205          1.257                 --
                                                       2006      1.173          1.205            343,871
                                                       2005      1.130          1.173            451,750
                                                       2004      1.140          1.130            462,036
                                                       2003      0.800          1.140            490,140
                                                       2002      1.000          0.800             40,847

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.337          1.385                 --
                                                       2006      1.220          1.337            360,300
                                                       2005      1.126          1.220            532,144
                                                       2004      1.047          1.126            408,372
                                                       2003      0.758          1.047            320,263
                                                       2002      1.000          0.758             74,555

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.243          1.300                 --
                                                       2006      1.122          1.243            255,299
                                                       2005      1.098          1.122            267,908
                                                       2004      1.027          1.098            267,341
                                                       2003      0.800          1.027            397,457
                                                       2002      1.000          0.800             26,471

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.628          1.693                 --
                                                       2006      1.408          1.628          1,152,385
                                                       2005      1.382          1.408          1,064,845
                                                       2004      1.244          1.382            674,660
                                                       2003      1.000          1.244            305,344

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.820          2.007                 --
                                                       2006      1.644          1.820          1,301,598
                                                       2005      1.541          1.644          1,611,204
                                                       2004      1.260          1.541          1,323,373
                                                       2003      1.000          1.260            557,395

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.104          1.140                 --
                                                       2005      1.078          1.104             84,928
                                                       2004      1.009          1.078             16,658

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.465          1.532            921,920
                                                       2006      1.537          1.465            926,129

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.384          1.402            819,870
                                                       2006      1.311          1.384          1,051,085

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.014          1.064                 --
                                                       2006      0.956          1.014          2,494,173

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.055          1.064          2,112,013

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.328            338,218
                                                       2006      1.274          1.360             81,035

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.168          1.142          2,817,743
                                                       2006      1.058          1.168          2,837,194

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.688          0.884          5,642,981
                                                       2006      0.670          0.688          6,008,022

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.289          1.144             88,671

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.206          1.265            120,795
                                                       2006      1.140          1.206            116,971

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.404          1,237,619
                                                       2006      1.270          1.332          1,570,206

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.079          1.106          1,562,327
                                                       2006      1.001          1.079          2,065,870

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.073          1.065          2,059,005
                                                       2006      1.015          1.073            145,137

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.982          1.083            367,502
                                                       2006      0.992          0.982            334,912

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.302          1.430            167,357
                                                       2006      1.310          1.302             17,177

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.733          2.187            481,231

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.518          1.596          2,435,021

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.410          1.496          1,423,007
                                                       2006      1.274          1.410          1,270,916

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.222          1.026          2,201,414
                                                       2006      1.003          1.222          3,748,896

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.153          1.223          1,091,753

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.593          1.650            119,887
                                                       2006      1.480          1.593             50,500

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.304                 --
                                                       2006      1.120          1.180             80,429

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.471          1.547          1,799,547
                                                       2006      1.419          1.471          1,811,159

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.030          0.985          6,004,180
                                                       2006      1.003          1.030          2,145,581

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.595          0.707          6,205,422
                                                       2006      0.609          0.595          7,417,952

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.284          1.346          2,526,369
                                                       2006      1.235          1.284          2,967,617

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.201          1.245         21,620,543
                                                       2006      1.174          1.201         11,977,963

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.786          0.745          3,467,703

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.853          0.875         10,662,488
                                                       2006      0.841          0.853         12,430,624

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.380          1.417          8,075,013
                                                       2006      1.344          1.380          9,129,051

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.062          1.081            400,688
                                                       2006      1.002          1.062            406,646

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.044          1.087            407,688
                                                       2006      1.001          1.044             10,382

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.051          1.086            897,916
                                                       2006      1.002          1.051            150,233

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.086            761,517
                                                       2006      1.002          1.056            499,638

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.061          1.086          1,379,680
                                                       2006      1.002          1.061            342,858

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.506          1.547         17,549,549
                                                       2006      1.407          1.506         20,141,839

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.052          1.103          2,823,848
                                                       2006      0.996          1.052          2,440,606

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.152          7,225,458
                                                       2006      0.998          1.070          8,415,627

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.163          1.209                 --
                                                       2006      1.094          1.163            119,434

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.082          1.115             59,200
                                                       2006      1.044          1.082              8,712

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.162          1.174                 --
                                                       2005      1.146          1.162          7,710,607
                                                       2004      1.150          1.146          6,452,252
                                                       2003      1.157          1.150          8,807,998
                                                       2002      1.158          1.157         10,222,059
                                                       2001      1.131          1.158          9,720,708
                                                       2000      1.080          1.131          2,307,960

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.120          1.184                 --
                                                       2005      1.074          1.120             74,794
                                                       2004      1.038          1.074                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.125          1.148                 --
                                                       2006      1.133          1.125          1,706,678
                                                       2005      1.125          1.133          1,601,094
                                                       2004      1.048          1.125          1,424,929
                                                       2003      1.000          1.048            487,410

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.255          1.346         11,370,678
                                                       2006      1.226          1.255         12,823,268
                                                       2005      1.213          1.226         13,636,234
                                                       2004      1.173          1.213         14,874,186
                                                       2003      1.132          1.173         17,564,278
                                                       2002      1.053          1.132         17,039,505
                                                       2001      1.000          1.053          3,528,611

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.895          0.974            166,723
                                                       2006      0.817          0.895            171,492
                                                       2005      0.773          0.817            180,170
                                                       2004      0.728          0.773            189,012
                                                       2003      0.560          0.728            219,075
                                                       2002      0.806          0.560            193,101
                                                       2001      1.000          0.806             82,991

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.408          1.526                 --
                                                       2006      1.118          1.408          2,433,151
                                                       2005      1.011          1.118          2,357,610
                                                       2004      0.882          1.011          2,418,477
                                                       2003      0.696          0.882          3,509,039
                                                       2002      0.857          0.696          3,188,678
                                                       2001      1.000          0.857            239,877

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.967          2.102                 --
                                                       2006      1.701          1.967          2,792,090
                                                       2005      1.611          1.701          3,265,401
                                                       2004      1.295          1.611          3,517,982
                                                       2003      0.877          1.295          3,647,627
                                                       2002      1.088          0.877          3,088,400
                                                       2001      1.000          1.088          1,040,422

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.931          0.992                 --
                                                       2005      0.869          0.931            804,530
                                                       2004      0.827          0.869            806,240
                                                       2003      0.649          0.827            872,264
                                                       2002      0.864          0.649            711,965
                                                       2001      1.000          0.864            630,256

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.190          1.270                 --
                                                       2005      1.203          1.190          1,891,693
                                                       2004      1.148          1.203          2,541,991
                                                       2003      0.922          1.148          3,117,515
                                                       2002      1.005          0.922          2,874,307
                                                       2001      1.028          1.005          3,106,317
                                                       2000      1.000          1.028          1,037,545

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.406          1.537                 --
                                                       2005      1.268          1.406          1,122,616
                                                       2004      1.104          1.268          1,155,790
                                                       2003      0.837          1.104          1,310,615
                                                       2002      0.991          0.837          1,446,554
                                                       2001      1.047          0.991          1,422,625
                                                       2000      1.000          1.047            570,805

  Travelers Equity Income Subaccount (11/99).........  2006      1.278          1.344                 --
                                                       2005      1.240          1.278          9,917,573
                                                       2004      1.145          1.240         11,001,456
                                                       2003      0.885          1.145         11,397,574
                                                       2002      1.043          0.885         10,600,886
                                                       2001      1.133          1.043         10,046,727
                                                       2000      1.052          1.133          4,977,279

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.278          1.311                 --
                                                       2005      1.263          1.278          1,189,759
                                                       2004      1.161          1.263          1,498,182
                                                       2003      0.962          1.161          1,585,600
                                                       2002      0.940          0.962          1,710,702
                                                       2001      0.935          0.940            913,761
                                                       2000      1.000          0.935            127,420

  Travelers Federated Stock Subaccount (5/00)........  2006      1.189          1.232                 --
                                                       2005      1.145          1.189            510,628
                                                       2004      1.050          1.145            622,486
                                                       2003      0.834          1.050            954,385
                                                       2002      1.049          0.834            703,223
                                                       2001      1.046          1.049            732,741
                                                       2000      1.000          1.046            128,343

  Travelers Large Cap Subaccount (11/99).............  2006      0.815          0.841                 --
                                                       2005      0.761          0.815          4,989,786
                                                       2004      0.724          0.761          6,116,510
                                                       2003      0.589          0.724          6,858,228
                                                       2002      0.774          0.589          6,842,860
                                                       2001      0.949          0.774          7,970,781
                                                       2000      1.126          0.949          6,001,335

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.148                 --
                                                       2005      1.007          1.078                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.032          1.037                 --
                                                       2005      1.000          1.032             33,294

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.085                 --
                                                       2005      1.000          1.047            346,342

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.066          1.113                 --
                                                       2005      0.999          1.066            185,975

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.039          1.060                 --
                                                       2005      1.008          1.039                 --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.900          0.956                 --
                                                       2005      0.815          0.900          2,796,240
                                                       2004      0.713          0.815          3,089,053
                                                       2003      0.597          0.713          3,688,680
                                                       2002      0.808          0.597          4,148,896
                                                       2001      1.057          0.808          4,279,316
                                                       2000      1.135          1.057          3,766,401

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.575          0.609                 --
                                                       2005      0.566          0.575          9,346,433
                                                       2004      0.503          0.566          2,634,584
                                                       2003      0.372          0.503          3,413,182
                                                       2002      0.737          0.372          3,504,601
                                                       2001      0.980          0.737          3,647,107
                                                       2000      1.000          0.980          2,539,453

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.362          1.407                 --
                                                       2005      1.342          1.362         21,085,686
                                                       2004      1.221          1.342         23,762,190
                                                       2003      1.062          1.221         24,417,025
                                                       2002      1.137          1.062         22,713,962
                                                       2001      1.153          1.137         16,974,046
                                                       2000      1.003          1.153          5,181,152

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.178          1.274                 --
                                                       2005      1.122          1.178            665,186
                                                       2004      0.994          1.122            365,637

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.921          1.058                 --
                                                       2005      0.853          0.921          2,661,031
                                                       2004      0.747          0.853          2,599,833
                                                       2003      0.589          0.747          1,473,404
                                                       2002      0.686          0.589          1,220,371
                                                       2001      0.943          0.686            885,468
                                                       2000      1.000          0.943            356,321

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.394          1.480                 --
                                                       2005      1.334          1.394            112,741
                                                       2004      1.217          1.334             78,072
                                                       2003      1.000          1.217             62,749

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063             39,090

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.404          1.419                 --
                                                       2005      1.373          1.404          1,440,006
                                                       2004      1.255          1.373            930,528
                                                       2003      1.065          1.255            878,773
                                                       2002      1.020          1.065            990,950
                                                       2001      0.992          1.020          1,000,776
                                                       2000      1.000          0.992            165,623

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.245          1.235                 --
                                                       2005      1.243          1.245          3,325,831
                                                       2004      1.220          1.243          4,265,659
                                                       2003      1.156          1.220          5,440,623
                                                       2002      1.108          1.156          6,049,382
                                                       2001      1.049          1.108          4,591,755
                                                       2000      1.000          1.049          4,047,115

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.741          0.774                 --
                                                       2005      0.737          0.741         10,759,065
                                                       2004      0.678          0.737         13,177,851
                                                       2003      0.519          0.678         14,897,916
                                                       2002      0.792          0.519         16,106,829
                                                       2001      0.927          0.792         19,754,119
                                                       2000      1.149          0.927         15,438,160

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.137          1.310                 --
                                                       2005      1.032          1.137                314

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.110          1.274                 --
                                                       2005      1.000          1.110             12,521

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.083          1.044                 --
                                                       2005      1.052          1.083             10,164
                                                       2004      0.990          1.052                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.273          1.226          1,393,934
                                                       2006      1.113          1.273          1,586,047
                                                       2005      1.084          1.113          1,867,184
                                                       2004      0.936          1.084          1,918,478
                                                       2003      0.726          0.936          2,253,123
                                                       2002      0.914          0.726          1,228,918
                                                       2001      1.000          0.914            644,900

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.896          0.994            156,144
                                                       2006      0.851          0.896            177,010
                                                       2005      0.800          0.851            266,842
                                                       2004      0.782          0.800            272,959
                                                       2003      0.631          0.782            282,743
                                                       2002      0.908          0.631            121,490
                                                       2001      1.000          0.908             11,890






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.075          1.148               --
                                                       2006      1.000          1.075               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.084          1.136               --
                                                       2005      1.050          1.084               --
                                                       2004      1.000          1.050               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           68,097
                                                       2006      1.241          1.461           68,097
                                                       2005      1.113          1.241           68,097
                                                       2004      1.000          1.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.329          1.459           39,573
                                                       2006      1.233          1.329           49,475
                                                       2005      1.086          1.233           10,301
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.273           44,100
                                                       2006      1.102          1.240           55,209
                                                       2005      1.065          1.102           11,556
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.084          2.179               --
                                                       2006      1.609          2.084               --
                                                       2005      1.287          1.609               --
                                                       2004      1.000          1.287               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           36,512
                                                       2004      1.000          1.288               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.188          1.243               --
                                                       2006      1.043          1.188               --
                                                       2005      1.023          1.043               --
                                                       2004      1.000          1.023               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.147          0.997               --
                                                       2006      1.131          1.147               --
                                                       2005      1.094          1.131               --
                                                       2004      1.000          1.094               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.375          1.576               --
                                                       2006      1.262          1.375               --
                                                       2005      1.107          1.262               --
                                                       2004      1.000          1.107               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.365          1.423               --
                                                       2006      1.227          1.365               --
                                                       2005      1.040          1.227               --
                                                       2004      1.000          1.040               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753               --
                                                       2006      1.416          1.555               --
                                                       2005      1.227          1.416               --
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189               --
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           35,523
                                                       2006      1.572          1.967           38,716
                                                       2005      1.262          1.572           38,853
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.478          1.667           52,733
                                                       2006      1.245          1.478           52,733
                                                       2005      1.156          1.245           52,733
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.066          1.087               --
                                                       2005      1.076          1.066               --
                                                       2004      1.009          1.076               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.124          1.159               --
                                                       2005      1.069          1.124               --
                                                       2004      1.000          1.069               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.185          1.410               --
                                                       2006      1.141          1.185               --
                                                       2005      1.039          1.141               --
                                                       2004      1.000          1.039               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.210          1.438               --
                                                       2006      1.148          1.210               --
                                                       2005      1.053          1.148               --
                                                       2004      1.000          1.053               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.293          1.382               --
                                                       2006      1.122          1.293               --
                                                       2005      1.087          1.122               --
                                                       2004      1.000          1.087               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.279          1.227           24,410

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.243          1.280               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.284          1.224               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.075          1.071               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.318          1.417           13,294
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.155          1.252               --
                                                       2006      1.097          1.155               --
                                                       2005      1.076          1.097               --
                                                       2004      1.000          1.076               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006               --
                                                       2006      0.998          1.016               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.038          1.079               --
                                                       2006      1.019          1.038               --
                                                       2005      0.991          1.019               --
                                                       2004      1.000          0.991               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.229          1.270               --
                                                       2006      1.133          1.229               --
                                                       2005      1.055          1.133               --
                                                       2004      1.000          1.055               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.186          1.236               --
                                                       2006      1.079          1.186               --
                                                       2005      1.066          1.079               --
                                                       2004      1.000          1.066               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272               --
                                                       2005      1.100          1.110               --
                                                       2004      1.000          1.100               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           44,386
                                                       2005      1.161          1.228           44,386
                                                       2004      1.000          1.161               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.088          1.120               --
                                                       2005      1.072          1.088               --
                                                       2004      1.008          1.072               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.270          1.316               --
                                                       2006      1.340          1.270               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.160          1.165               --
                                                       2006      1.106          1.160               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.178          1.224               --
                                                       2006      1.120          1.178               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.134          1.184               --
                                                       2006      1.087          1.134               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.090               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           56,066
                                                       2006      1.015          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.165          2.715               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           52,985
                                                       2006      1.003          1.214           52,985

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           44,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317               --
                                                       2006      1.199          1.283               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           32,436
                                                       2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.048          1.088               --
                                                       2006      1.013          1.048               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.024          1.052               --
                                                       2006      1.006          1.024               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.199          1.130               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.149          1.191               --
                                                       2006      1.087          1.149               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.084          1.107               --
                                                       2006      1.052          1.084               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.000          1.006               --
                                                       2005      0.994          1.000               --
                                                       2004      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.099          1.158               --
                                                       2005      1.063          1.099               --
                                                       2004      1.029          1.063               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           54,015
                                                       2005      1.068          1.065           54,415
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128            6,765
                                                       2006      1.046          1.061           16,227
                                                       2005      1.045          1.046           16,638
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.214          1.309               --
                                                       2006      1.118          1.214               --
                                                       2005      1.067          1.118               --
                                                       2004      1.000          1.067               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           17,538
                                                       2005      1.193          1.248           17,538
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.023          1.087               --
                                                       2005      1.043          1.023               --
                                                       2004      1.000          1.043               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.230          1.340               --
                                                       2005      1.119          1.230               --
                                                       2004      1.000          1.119               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.081          1.106               --
                                                       2005      1.079          1.081               --
                                                       2004      1.000          1.079               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.111          1.148               --
                                                       2005      1.080          1.111               --
                                                       2004      1.000          1.080               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.002          1.127               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.025          1.013               --
                                                       2005      1.032          1.025               --
                                                       2004      1.000          1.032               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.094          1.052               --
                                                       2005      1.073          1.094               --
                                                       2004      1.014          1.073               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.306          1.246               --
                                                       2006      1.151          1.306               --
                                                       2005      1.131          1.151               --
                                                       2004      1.000          1.131               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.142          1.255               --
                                                       2006      1.094          1.142               --
                                                       2005      1.038          1.094               --
                                                       2004      1.000          1.038               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A



UNDERLYING FUND MERGERS/REORGANIZATIONS

The following former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                   Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A



UNDERLYING FUND SUBSTITUTIONS
The following new Underlying Funds were substituted for the former Underlying Funds.

            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio -- Initial Shares     Davis Venture Value Portfolio -- Class A
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Developing Leaders Portfolio -- Initial      T. Rowe Price Small Cap Growth
     Shares                                         Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity
     Fund -- Class 2                                Portfolio -- Class B
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio -- Service        Oppenheimer Global Equity Portfolio -- Class
     Shares                                         B
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

(AVAILABLE ONLY IF THE OWNER IS AGE 70 OR YOUNGER ON THE DATE THE CONTRACT IS ISSUED.)

If, after the first Contract Year and before the Maturity Date, and you begin confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

We will not waive withdrawal charges if confinement is due to one or more of the following causes:

     (a) mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

     (b) the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

     (c) the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

     (d) sensitivity to drugs voluntarily taken, unless prescribed by a physician

     (e) drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payment made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX F

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


                     The Insurance Company
                     Principal Underwriter
                     Distribution and Principal Underwriting Agreement Valuation of Assets
                     Federal Tax Considerations
                     Independent Registered Public Accounting Firm Condensed Financial Information
                     Financial Statements

--------------------------------------------------------------------------------


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-05-09-86.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:




[ ] MLAC-Book-05-09-86

            VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY PROSPECTUS:

                METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                 APRIL 28, 2008



This prospectus describes VINTAGE XTRA (SERIES II) VARIABLE ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."



You can choose to have your premium ("Purchase Payments") and any associated Purchase Payment Credits accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available as of April 28, 2008 are:


AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Harris Oakmark International
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Janus Forty Portfolio -- Class A
  American Funds Growth-Income Fund                Lazard Mid Cap Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE PRODUCTS            Lord Abbett Growth and Income
  Contrafund(R) Portfolio -- Service Class            Portfolio -- Class B
  Mid Cap Portfolio -- Service Class 2             Lord Abbett Mid Cap Value
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS        Portfolio -- Class B
  TRUST -- CLASS 2                                 Met/AIM Capital Appreciation
  Franklin Income Securities Fund                     Portfolio -- Class A
  Templeton Foreign Securities Fund                Met/AIM Small Cap Growth Portfolio -- Class
JANUS ASPEN SERIES -- SERVICE SHARES                  A
  Mid Cap Growth Portfolio                         MFS(R) Emerging Markets Equity
LEGG MASON PARTNERS VARIABLE EQUITY TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Aggressive          PIMCO Inflation Protected Bond
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason Partners Variable Appreciation        Pioneer Fund Portfolio -- Class A
     Portfolio -- Class I                          Pioneer Strategic Income Portfolio -- Class
  Legg Mason Partners Variable Capital and            A
     Income Portfolio -- Class II                  Third Avenue Small Cap Value
  Legg Mason Partners Variable Equity Index           Portfolio -- Class B
     Portfolio -- Class II                       METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Global Equity       BlackRock Aggressive Growth
     Portfolio                                        Portfolio -- Class D
  Legg Mason Partners Variable Investors           BlackRock Bond Income Portfolio -- Class E
     Portfolio -- Class I                          Capital Guardian U.S. Equity
  Legg Mason Partners Variable Mid Cap Core           Portfolio -- Class A
     Portfolio -- Class I                          FI Large Cap Portfolio -- Class A
LEGG MASON PARTNERS VARIABLE INCOME TRUST          FI Value Leaders Portfolio -- Class D
  Legg Mason Partners Variable Adjustable          MetLife Aggressive Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Conservative Allocation
     Portfolio                                        Portfolio -- Class B
  Legg Mason Partners Variable Money Market        MetLife Conservative to Moderate Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Moderate Allocation
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             MetLife Moderate to Aggressive Allocation
  Clarion Global Real Estate                          Portfolio -- Class B
     Portfolio -- Class A                          MFS(R) Total Return Portfolio -- Class F
  Dreman Small Cap Value Portfolio -- Class A      MFS(R) Value Portfolio -- Class A
                                                   Oppenheimer Global Equity
                                                      Portfolio -- Class B
                                                 PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio



     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds" for more information.


THE CONTRACT IS NO LONGER OFFERED TO NEW PURCHASERS.


We also offer variable annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.




This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at P.O. Box 10366, Des Moines, IA 50306-0366, call 800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                                TABLE OF CONTENTS






                                                                          PAGE
                                                                          ----
GLOSSARY................................................................     3
SUMMARY.................................................................     5
FEE TABLE...............................................................     9
CONDENSED FINANCIAL INFORMATION.........................................    15
THE ANNUITY CONTRACT....................................................    15
Contract Owner Inquiries................................................    16
Purchase Payments.......................................................    16
Purchase Payment Credits................................................    17
Accumulation Units......................................................    17
The Variable Funding Options............................................    18
FIXED ACCOUNT...........................................................    24
CHARGES AND DEDUCTIONS..................................................    24
General.................................................................    24
Withdrawal Charge.......................................................    24
Free Withdrawal Allowance...............................................    25
Transfer Charge.........................................................    26
Administrative Charges..................................................    26
Mortality and Expense Risk Charge.......................................    26
Variable Liquidity Benefit Charge.......................................    26
Enhanced Stepped-Up Provision Charge....................................    27
Guaranteed Minimum Withdrawal Benefit Charge............................    27
Guaranteed Minimum Accumulation Benefit Charge..........................    27
Variable Funding Option Expenses........................................    27
Premium Tax.............................................................    27
Changes in Taxes Based upon Premium or Value............................    27
TRANSFERS...............................................................    27
Market Timing/Excessive Trading.........................................    28
Dollar Cost Averaging...................................................    29
ACCESS TO YOUR MONEY....................................................    30
Systematic Withdrawals..................................................    31
OWNERSHIP PROVISIONS....................................................    31
Types of Ownership......................................................    31
Contract Owner..........................................................    31
Beneficiary.............................................................    32
Annuitant...............................................................    32
DEATH BENEFIT...........................................................    32
Death Proceeds before the Maturity Date.................................    33
Enhanced Stepped-Up Provision ("E.S.P.")................................    35
Payment of Proceeds.....................................................    36
Spousal Contract Continuance (subject to availability--does not apply if
  a non-spouse is a joint owner)........................................    38
Beneficiary Contract Continuance (not permitted for non-natural
  beneficiaries)........................................................    38
Planned Death Benefit...................................................    39
Death Proceeds after the Maturity Date..................................    39
LIVING BENEFITS.........................................................    39
Guaranteed Minimum Withdrawal Benefit ("GMWB" or "Principal
  Guarantee")...........................................................    39
THE ANNUITY PERIOD......................................................    50
Maturity Date...........................................................    50
Allocation of Annuity...................................................    51
Variable Annuity........................................................    51
Fixed Annuity...........................................................    52
PAYMENTS OPTIONS........................................................    52
Election of Options.....................................................    52
Annuity Options.........................................................    52
Variable Liquidity Benefit..............................................    53
MISCELLANEOUS CONTRACT PROVISIONS.......................................    53
Right to Return.........................................................    53
Termination.............................................................    53
Required Reports........................................................    54
Suspension of Payments..................................................    54
THE SEPARATE ACCOUNTS...................................................    54
Performance Information.................................................    55
FEDERAL TAX CONSIDERATIONS..............................................    55
General Taxation of Annuities...........................................    55
Types of Contracts: Qualified and Non-qualified.........................    56
Qualified Annuity Contracts.............................................    56
Taxation of Qualified Annuity Contracts.................................    56
Mandatory Distributions for Qualified Plans.............................    57
Individual Retirement Annuities.........................................    57
Roth IRAs...............................................................    58
TSAs (ERISA and Non-ERISA)..............................................    58
Non-qualified Annuity Contracts.........................................    60
Diversification Requirements for Variable Annuities.....................    61
Ownership of the Investments............................................    61
Taxation of Death Benefit Proceeds......................................    62
Other Tax Considerations................................................    62
Treatment of Charges for Optional Benefits..............................    62
Guaranteed Minimum Withdrawal Benefits..................................    62
Puerto Rico Tax Considerations..........................................    62
Non-Resident Aliens.....................................................    63
Tax Credits and Deductions..............................................    63
OTHER INFORMATION.......................................................    63
The Insurance Company...................................................    63
Financial Statements....................................................    63
Distribution of Variable Annuity Contracts..............................    64
Conformity with State and Federal Laws..................................    65
Voting Rights...........................................................    65
Restrictions on Financial Transactions..................................    65
Legal Proceedings.......................................................    65
APPENDIX A: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD
  III FOR VARIABLE ANNUITIES............................................   A-1
APPENDIX B: CONDENSED FINANCIAL INFORMATION FOR METLIFE OF CT FUND BD IV
  FOR VARIABLE ANNUITIES................................................   B-1
APPENDIX C: ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS...........   C-1
APPENDIX D: THE FIXED ACCOUNT...........................................   D-1
APPENDIX E: CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION.........   E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page) as the owner of the Contract.


CONTRACT VALUE -- Purchase Payments, plus any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.


CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or any other office that we may designate for the purpose of administering this Contract. For transfer, withdrawal, surrender, and (if applicable) loan requests, our Home Office address is: MetLife, P.O. Box 10366, Des Moines, IA 50306-0366 (for overnight delivery or courier service only: 4700 Westown Parkway, Suite 200, West Des Moines, IA 50266). For Purchase Payments and (if applicable) loan repayments, our Home Office address is: MetLife, P.O. Box 371857, Pittsburgh, PA 15250-7857.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.


QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.


SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You" is the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust.

                                    SUMMARY:

                    VINTAGE XTRA (SERIES II) VARIABLE ANNUITY



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is MetLife Insurance Company of Connecticut ("the Company," "We" or "Us"). The Company sponsors MetLife of CT Fund BD III for Variable Annuities ("Fund BD III") and MetLife of CT Fund BD IV for Variable Annuities ("Fund BD IV"), each a segregated account ("Separate Account"). Prior to December 7, 2007, Fund BD IV was sponsored by MetLife Life and Annuity Company of Connecticut ("MLACC"). On that date, MLACC merged with and into the Company, and the Company became the sponsor of Fund BD
IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV.



THE CONTRACT IS NO LONGER AVAILABLE FOR SALE. It does continue to accept Purchase Payments from existing Contract Owners.



For contracts issued in New York, a waiver of the withdrawal charge may apply to all Annuity Payments.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), 408(b) or 408A of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.



The Contract is no longer available for sale. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds. If your Contract was issued as a Qualified Contract under Section 403(b) of the Code in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted) as significant adverse tax consequences may result from such additional payments. (See "Federal Tax Considerations.")


CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds) minus any Purchase Payment Credits applied. Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.



If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment, minus any Purchase Payment Credits applied. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed) minus any Purchase Payment Credits applied. We will determine your Contract Value at the close of business (generally, 4:00 p.m., Eastern Time) on the day we receive a Written Request for a refund.



During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.


CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.


You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Where permitted by state law, we also reserve the right to restrict transfers into the Fixed Account if the credited interest rate is equal to the minimum guaranteed interest rate specified under the Contract. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge each business day from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.40% for the Standard Death Benefit, 1.50% for the Step-Up Death Benefit and 1.70% for the Roll-Up Death Benefit. For Contracts with a value of less than $100,000, we also deduct an annual contract administrative charge of $40. Each Underlying Fund also charges for management costs and other expenses.


We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.)


If you select the Enhanced Stepped-Up Provision ("E.S.P."), an additional 0.15% annually will be deducted each business day from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted each business day from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.


If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted each business day from amounts allocated to the Variable Funding Options.


HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments , Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.


For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts (see "Access to Your Money -- Systematic Withdrawals").


HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary or spousal contract continuance. Please refer to the Death Benefit section in the Prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - PURCHASE PAYMENT CREDITS. For each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal at least 4% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.


          For Contracts issued between June 1, 2004 and August 31, 2004, and Contracts issued on or after December 1, 2004, the current Purchase Payment Credit is equal to 6% of each Purchase Payment received. This Purchase Payment Credit increase does not apply retroactively to contracts issued before June 1, 2004 or between September 1, 2004 and November 30, 2004. For contracts issued from December 1, 2004 until the date we change or rescind this Purchase Payment Credit increase, the 6% Purchase Payment Credit will apply to your initial purchase payment and each subsequent purchase payment received by us whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received.



          For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and any Contracts issued when a Purchase Payment Credit increase is not in effect, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.

          The expenses for a Contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may offset the amount of the Purchase Payment Credit.

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

     - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

     - ENHANCED STEPPED-UP PROVISION ("E.S.P."). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

     - SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.


     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary may elect to continue his/her portion of the Contract and take required distributions over time, rather than have the death benefit paid to the beneficiary in a lump sum.


     - GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

     - GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE

--------------------------------------------------------------------------------



The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE.......................................   8%(1)
(as a percentage of the Purchase Payments and any
  associated Purchase Payment Credits withdrawn)



TRANSFER CHARGE.........................................   $10(2)
(assessed on transfers that exceed 12 per year)



VARIABLE LIQUIDITY BENEFIT CHARGE.......................   8%(3)
(As a percentage of the present value of the remaining
  Annuity Payments that are surrendered. The interest
  rate used to calculate this present value is 1% higher
  than the Assumed (Daily) Net Investment Factor used to
  calculate the Annuity Payments.)



The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE...................   $40(4)


---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for nine years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9+ years                   --                 0%


(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after nine years. The charge is as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 + years                  --                 0%


(4) We do not assess this charge if Contract Value is $100,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a mortality and expense risk charge ("M&E") of 1.40% and a administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB
III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:

                                              STANDARD DEATH BENEFIT    STEP-UP DEATH BENEFIT    ROLL-UP DEATH BENEFIT
                                              ----------------------    ---------------------    ---------------------
Mortality and Expense Risk Charge.........           1.40%(5)                  1.50%(5)                 1.70%(5)
Administrative Expense Charge.............           0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  NO OPTIONAL FEATURES SELECTED...........           1.55%                     1.65%                    1.85%
Optional E.S.P. Charge....................           0.15%                     0.15%                    0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. ONLY SELECTED....................           1.70%                     1.80%                    2.00%
Optional GMAB Charge......................           0.50%                     0.50%                    0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMAB ONLY SELECTED......................           2.05%                     2.15%                    2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMAB SELECTED((6))...........           2.20%                     2.30%                    2.50%
Optional GMWB I Charge (maximum upon
  reset)..................................           1.00%(7)                  1.00%(7)                 1.00%(7)
Optional GMWB II Charge (maximum upon
  reset)..................................           1.00%(7)                  1.00%(7)                 1.00%(7)

                                              STANDARD DEATH BENEFIT    STEP-UP DEATH BENEFIT    ROLL-UP DEATH BENEFIT
                                              ----------------------    ---------------------    ---------------------
Optional GMWB III Charge..................    0.25%                     0.25%                    0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB I ONLY SELECTED....................    2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB II ONLY SELECTED...................    2.55%                     2.65%                    2.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  GMWB III ONLY SELECTED..................    1.80%                     1.90%                    2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB I SELECTED..............    2.70%                     2.80%                    3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB II SELECTED.............    2.70%                     2.80%                    3.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
  E.S.P. AND GMWB III SELECTED............    1.95%                     2.05%                    2.25%


---------

(5) We are waiving the Mortality and Expense Risk charge in an amount equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio, an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio, and an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio.

(6)   GMAB and GMWB cannot both be elected.
(7) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):



The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.52%      1.52%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --           0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --           0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --           0.52%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
  Contrafund(R)
     Portfolio -- Service Class..    0.56%       0.10%      0.09%           --          0.75%          --           0.75%
  Mid Cap Portfolio -- Service
     Class 2.....................    0.56%       0.25%      0.10%           --          0.91%          --           0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Income Securities
     Fund........................    0.45%       0.25%      0.02%           --          0.72%          --           0.72%
  Franklin Small-Mid Cap Growth
     Securities Fund+............    0.47%       0.25%      0.28%         0.01%         1.01%        0.01%          1.00%(1)
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%          1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --           0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I++......    0.75%         --       0.07%           --          0.82%          --           0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --           0.81%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class II++.....    0.69%       0.25%      0.20%         0.01%         1.15%          --           1.15%(2)
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class II.......    0.75%       0.25%      0.13%           --          1.13%          --           1.13%
  Legg Mason Partners Variable
     Capital Portfolio++.........    0.75%       0.25%      0.11%           --          1.11%          --           1.11%(2)
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio++++...............    0.65%         --       0.33%           --          0.98%          --           0.98%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --           0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I++......    0.75%         --       0.08%           --          0.83%          --           0.83%(2)
  Legg Mason Partners Variable
     Global Equity Portfolio.....    0.75%       0.25%      0.19%           --          1.19%          --           1.19%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --           0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++++....    0.75%         --       0.15%           --          0.90%          --           0.90%(3)
  Legg Mason Partners Variable
     Mid Cap Core
     Portfolio -- Class I++......    0.75%         --       0.26%           --          1.01%          --           1.01%(2)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I+.......    0.75%         --       0.35%           --          1.10%          --           1.10%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --           1.40%(2)
  Legg Mason Partners Variable
     Diversified Strategic Income
     Portfolio+..................    0.65%         --       0.36%           --          1.01%          --           1.01%(2)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --           0.75%(2)
  Legg Mason Partners Variable
     Money Market Portfolio++....    0.45%         --       0.08%           --          0.53%          --           0.53%(2)
MET INVESTORS SERIES TRUST
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --           0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --           0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --           0.92%(4)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --           0.86%

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --           0.70%
  Lazard Mid Cap
     Portfolio -- Class B........    0.69%       0.25%      0.06%           --          1.00%          --           1.00%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --           0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --           1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --           0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --           0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class B........    1.00%       0.25%      0.27%           --          1.52%          --           1.52%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --           1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --           0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --           0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --           0.69%(4)
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --           1.01%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --           0.86%
  BlackRock Bond Income
     Portfolio -- Class E........    0.38%       0.15%      0.06%           --          0.59%        0.01%          0.58%(6)
  Capital Guardian U.S. Equity
     Portfolio -- Class A........    0.66%         --       0.05%           --          0.71%          --           0.71%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --           0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --           0.81%
  Jennison Growth
     Portfolio -- Class A+.......    0.63%         --       0.04%           --          0.67%          --           0.67%
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%          1.08%(7)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%          0.94%(7)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%          0.99%(7)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --           1.01%(7)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --           1.04%(7)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --           0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%          0.70%(8)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --           0.86%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B+.......    0.60%       0.25%      0.07%           --          0.92%          --           0.92%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --           0.83%



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been Restated to reflect change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.




(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.



EXAMPLE

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. This example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

This example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes you have elected all of the available optional benefits and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. The example assumes that the maximum charge of 1.00% for the Guaranteed Minimum Withdrawal Benefit (GMWB I or II) applies in all contract years. Your actual expenses will be less than those shown if you do not elect all of the optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the GMWB I or GMWB II (assuming the maximum charge of 1.00% applies in all contract years).

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                           END OF PERIOD SHOWN                      ANNUITIZED AT END OF PERIOD SHOWN
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........    $1,279      $2,160      $2,948      $4,856       $479       $1,440      $2,408      $4,856
Underlying Fund with
Minimum Total Annual
Operating Expenses.........    $1,173      $1,851      $2,446      $3,918       $373       $1,131      $1,906      $3,918

                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------



See Appendices A and B.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------



Vintage XTRA (Series II) Variable Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

The Contract is not available to new purchasers. However, you may continue to make additional Purchase Payments or transfer Contract Value among the Variable Funding Options. The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you.


                                                          MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
            DEATH BENEFIT/OPTIONAL FEATURE                      ANNUITANT ON THE CONTRACT/RIDER DATE
------------------------------------------------------    -----------------------------------------------
Deferred Annual Step Up Death Benefit (Standard Death
  Benefit)                                                                       80
Step Up Death Benefit                                                            75
Roll Up Death Benefit                                                            75
Enhanced Stepped-Up Provision (E.S.P.)                                           75




Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.





Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.



CONTRACT OWNER INQUIRIES





Any questions you have about your Contract should be directed to our Home Office at 800-842-9325.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before the date Annuity Payments begin.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.")



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We will credit any subsequent Purchase Payment to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).



IF YOU SEND YOUR PURCHASE PAYMENTS OR TRANSACTION REQUESTS TO AN ADDRESS OTHER THAN THE ONE WE HAVE DESIGNATED FOR RECEIPT OF SUCH PURCHASE PAYMENTS OR REQUESTS, WE MAY RETURN THE PURCHASE PAYMENT TO YOU, OR THERE MAY BE A DELAY IN APPLYING THE PURCHASE PAYMENT OR TRANSACTION TO YOUR CONTRACT.



QUALIFIED CONTRACTS UNDER SECTION 403(B). If your Contract was issued as a Qualified Contract under Section 403(b) of the Code (also called a "tax sheltered annuity" or "TSA") in a 90-24 transfer completed on or before September 24,

2007, we urge you to consult with your tax advisor prior to making additional purchase payments. Such additional payments may have significant adverse tax consequences. (See "Federal Tax Consequences.")



PURCHASE PAYMENT CREDITS


For Contracts issued before June 1, 2004, Contracts issued between September 1, 2004 and November 30, 2004, and Contracts issued on or after June 10, 2006, for the initial Purchase Payment and for any additional Purchase Payments made during the first Contract Year, we will determine the amount of the credit based on the greater age of the Contract Owner or the Annuitant at the time the Contract is issued. For additional Purchase Payments made subsequent to the first Contract Year, the amount of the credit will be determined by the greater attained age of the Contract Owner or the Annuitant at the time we receive the Purchase Payment. If the greater attained age is 69 or less, the credit is 5%. If the greater attained age is 70 through age 80, the credit is 4%.


For Contracts issued between June 1, 2004 and August 31, 2004 and Contracts issued between December 1, 2004 and June 9, 2006, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.


We will apply the Purchase Payment Credit to the funding options in the same ratio as the applicable Purchase Payment.

We will deduct the Purchase Payment Credit associated with any Purchase Payment from any proceeds paid if:

     (a)  you return your Contract during the right to return period;

     (b) you (or the Annuitant, with no Contingent Annuitant surviving) die during the 12 months following the application of the Purchase Payment Credit; or

     (c) you surrender or terminate your Contract during the 12 months following the application of the Purchase Payment Credit.

When a Purchase Payment Credit is deducted from a refund amount as described above, the amount we return to you will include any investment gains on the credit. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT. Additionally, if a Purchase Payment Credit is deducted from a refund amount, no withdrawal charge will be assessed on that Purchase Payment Credit. We will not recapture Purchase Payment Credits from any partial withdrawal. The Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether a deduction of Purchase Payment Credits is consistent with those requirements. Please consult a tax advisor.

You should know that over time, particularly in a positive market, the costs associated with the Purchase Payment Credits may exceed the sum of the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Contract.


Purchase Payment Credits may not be included in your Remaining Benefit Base under GMWB. Please refer to the description of GMWB for more information. Purchase Payment Credits are not included in your Base Calculation Amount under the GMAB. Please refer to the description of GMAB for more information.



ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or, liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or, taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open.

After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same as the retail mutual funds offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable product in cooperation with a fund family or distributor (e.g. a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.



WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.


In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (both of which are now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predate the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of its affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts, and, in the Company's role as an intermediary, with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of its affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee
Table -- Underlying Fund Fees and Expenses" and "Other
Information -- Distribution of Variable Annuity Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor, MetLife Investors Distribution Company. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.





We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 800-842-9325 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS
Contrafund(R)                      Seeks capital appreciation.        Fidelity Management & Research
  Portfolio -- Service Class                                          Company
Mid Cap Portfolio -- Service       Seeks long-term growth of          Fidelity Management & Research
  Class 2                          capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Income Securities Fund    Seeks to maximize income while     Franklin Advisers, Inc.
                                   maintaining prospects for capital
                                   appreciation.
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.    Franklin Advisers, Inc.
  Securities Fund+
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  II++                                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class II            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation         Legg Mason Partners Fund Advisor,
  Capital Portfolio++              through investment in securities   LLC
                                   which the portfolio managers       Subadviser: ClearBridge Advisors,
                                   believe have above-average         LLC
                                   capital appreciation potential.
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio++    principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I++           consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term capital growth;    Legg Mason Partners Fund Advisor,
  Global Equity Portfolio          dividend income, if any, is        LLC
                                   incidental to this goal.           Subadviser: Batterymarch
                                                                      Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I++                                              Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable Mid   Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Cap Core Portfolio -- Class I    capital.                           LLC
                                                                      Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I+                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable       Seeks high current income.         Legg Mason Partners Fund Advisor,
  Diversified Strategic Income                                        LLC
  Portfolio+                                                          Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks to maximize current income   Legg Mason Partners Fund Advisor,
  Money Market Portfolio           consistent with preservation of    LLC
                                   capital.                           Subadviser: Western Asset
                                                                      Management Company
MET INVESTORS SERIES TRUST
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  B                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B                                                Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class E             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A             capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
T. Rowe Price Large Cap Growth     Seeks long-term growth of capital  MetLife Advisers, LLC
  Portfolio -- Class B+            and, secondarily, dividend         Subadviser: T. Rowe Price
                                   income.                            Associates, Inc.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.



---------
+ Not available under all Contracts. Availability depends on Contract issue date.

++ Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Certain Variable Funding Options may have been subject to a merger, substitution or other change. Please see "Appendix C -- Additional Information Regarding Underlying Funds."

                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix D for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL


We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts

     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)


     -    administration of the annuity options available under the Contracts


     -    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts


     - sales and marketing expenses including commission payments to your registered representative


     -    other costs of doing business

Risks we assume include:

     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established


     - that the amount of the death benefit will be greater than the Contract Value


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE




We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any associated Purchase Payment Credits are withdrawn before they have been in the Contract for nine years. (This includes withdrawals resulting from a request to divide the Contract Value due to divorce.) We will assess the charge as a percentage of the Purchase Payment and any associated Purchase Payment Credits withdrawn as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 + years                                     0%



For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:


     (a) any Purchase Payment and any associated Purchase Payment Credits to which no withdrawal charge applies, then


     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then


     (c) any remaining Purchase Payment and any associated Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then



     (d)  any Contract earnings





We will not deduct a withdrawal charge if Purchase Payments and associated credits are distributed:


     - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)


     - in the form of lifetime Annuity Payments or Annuity Payments for a fixed period of at least five years


     -    under the Managed Distribution Program




Partial withdrawals will be prorated from all Underlying Funds unless you specify otherwise on the Surrender Request Form. If you request a Partial Withdrawal, the amount that you receive may be less than your requested withdrawal amount because we will deduct applicable taxes and charges, including the Withdrawal Charge, from your requested withdrawal amount. If you want the full requested withdrawal amount you must check the "Net" box on the Surrender Request Form and we will deduct the amount of applicable taxes and charges from your Contract Value so you can receive your full requested withdrawal amount.


FREE WITHDRAWAL ALLOWANCE



Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge. We calculate the available withdrawal amount as of the end of the previous Contract Year. If you have Purchase Payments, and any associated Purchase Payment Credits, that are no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance or (b) the total amount of Purchase Payments, and any associated Purchase Payment Credits, no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments, and any associated Purchase Payment Credits no longer subject to a withdrawal charge. The free withdrawal allowance applies to any partial or full withdrawal. The free withdrawal allowance is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE



We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


ADMINISTRATIVE CHARGES



There are two administrative charges: the $40 annual Contract administrative charge and the administrative expense charge. The annual Contract administrative charge will be deducted on a pro-rata basis from amounts allocated to the Variable Funding Options. We will deduct this charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a Contract administrative charge from the Fixed Account, if it is available, or:


     (1)  from the distribution of death proceeds;

     (2)  after an annuity payout has begun; or

     (3) if the Contract Value on the date of assessment equals or is greater than $100,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts held in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is equal to 1.40% annually. If you choose the Annual Step-Up Death Benefit, the M&E charge is equal to 1.50% annually. If you choose the Roll-Up Death Benefit, the M&E charge is equal to 1.70% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your registered representative.


VARIABLE LIQUIDITY BENEFIT CHARGE



If the Variable Liquidity Benefit is selected, there is a maximum charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

   YEARS SINCE INITIAL PURCHASE PAYMENT
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                3 years               8%
         3 years                4 years               7%
         4 years                5 years               6%
         5 years                6 years               5%
         6 years                7 years               4%
         7 years                8 years               3%
         8 years                9 years               2%
        9 + years                                     0%



Please refer to "Payment Options" for a description of this benefit.

ENHANCED STEPPED-UP PROVISION CHARGE



If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.15% of the amounts held in each funding option. The E.S.P. option is available if the owner and Annuitant are both age 75 or younger on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE




If you elect to add a GMWB rider to your Contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%. These GMWB riders may be elected only at the time of your initial purchase of the Contract.



GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE



If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, 0.50% of the amounts held in each funding option.


VARIABLE FUNDING OPTION EXPENSES



We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX



Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------



Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., American Funds Global Growth Fund, Franklin Small-Mid Cap Growth Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Variable Global Equity Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable High Income Portfolio, Clarion Global Real Estate Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Met/AIM Small Cap Growth Portfolio, MFS(R) Emerging Markets Equity Portfolio, MFS(R) Research International Portfolio, Pioneer Strategic Income Portfolio, Third Avenue Small Cap Value Portfolio, and Oppenheimer Global Equity Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.


We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.

AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or

     - reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.


In addition, Contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as separate accounts funding variable insurance contracts or retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

DOLLAR COST AVERAGING



Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract.

Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under a 6 Month, 12 Month or 24 Month Special DCA Program. The programs may have different credited interest rates. We must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Under each program, the interest will accrue only on the remaining amounts in the Special DCA Program. For example, under the 12 Month program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.


You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.


You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.


All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA Program.


                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, and any premium tax not previously deducted. Unless you submit a Written Request specifying the Variable Funding Option(s) and/or the Fixed Account from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of surrender or withdrawal proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS



Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law). There is currently no additional fee for electing systematic withdrawals.

Each systematic withdrawal is subject to federal income taxes on the taxable portion and may be subject to Contract charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.


MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP




CONTRACT OWNER


The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, or make additional Purchase Payments.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY



You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT



The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living:

     -    the death benefit will not be payable upon the Annuitant's death

     -    the Contingent Annuitant becomes the Annuitant

     -    all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of spousal contract continuance or beneficiary contract continuance ("Death Report Date").

There are age restrictions on certain death benefits (see The Annuity Contract section).

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEFERRED ANNUAL STEP-UP (STANDARD DEATH BENEFIT)

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

          your adjusted Purchase Payment (see below) or*


          the Step-Up Value (if any, as described below)**


STEP-UP DEATH BENEFIT

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

     (1)  the Contract Value on the Death Report Date

     (2)  your adjusted Purchase Payment (see below) or*


     (3)  the Step-Up Value (if any, as described below)**


ROLL-UP DEATH BENEFIT

-------------------------------------------------------------------------------------
If the Annuitant dies before
age 80, the death benefit will
be the greatest of:                 -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)*;
                                    -  the Step-Up Value, if any, as described
                                       below**
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)**
-------------------------------------------------------------------------------------
If the Annuitant dies on or
after age 80, the death benefit
will be the greatest of:            -  the Contract Value on the Death Report Date;
                                    -  your adjusted Purchase Payment (see below)* or
                                    -  the Step-Up Value, if any, as described
                                       below,** or
                                    -  the Roll-Up Death Benefit Value (as described
                                       below)** on the Annuitant's 80(th) birthday,
                                       plus any additional Purchase Payments and
                                       minus any partial surrender reductions (as
                                       described below) that occur after the
                                       Annuitant's 80(th) birthday.
-------------------------------------------------------------------------------------



---------

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.


** Your Step-Up Value or your Roll-Up Death Benefit Value will be subject to the partial surrender reduction below even if you have elected a GMWB Rider (Principal Guarantee).


ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a Partial Surrender Reduction, described below. Purchase Payment Credits are not considered Purchase Payments for the purposes of this calculation.

STEP-UP VALUE (FOR STANDARD DEATH BENEFIT)



The Step-Up Value will initially equal the Contract Value on the ninth Contract Date Anniversary that occurs before the Annuitant's 80(th) birthday and before the Death Report Date, less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below. If the Death Report Date or the Annuitant's 80(th) birthday is before the ninth Contract Date Anniversary, there is no Step-Up Value

STEP-UP VALUE (FOR STEP-UP AND ROLL-UP DEATH BENEFITS)



The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary less any Purchase Payment Credits applied within the last 12 months. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value less any Purchase Payment Credits applied within the last 12 months is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value less any Purchase Payment Credits applied within the last 12 months. If the Step-Up Value is greater than the Contract Value less any Purchase Payment Credits applied within the last 12 months, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or partial surrenders as described below.

ROLL-UP DEATH BENEFIT VALUE



On the Contract Date, the Roll-Up Death Benefit Value is equal to the Purchase Payment. On each Contract Date anniversary, the Roll-Up Death Benefit Value will be recalculated to equal a) plus b) minus c), increased by 5%, where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b)  is any Purchase Payment made during the previous Contract Year

     (c) is any Partial Surrender Reduction (as described below) during the previous Contract Year.

On dates other than the Contract Date anniversary, the Roll-Up Death Benefit Value will equal a) plus b) minus c) where:

     (a) is the Roll-Up Death Benefit Value as of the previous Contract Date anniversary

     (b) is any Purchase Payment made since the previous Contract Date anniversary

     (c) is any Partial Surrender Reduction (as described below) since the previous Contract Date anniversary


The maximum Roll-Up Death Benefit equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).




PARTIAL SURRENDER REDUCTION.

ADJUSTED PURCHASE PAYMENT: The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

STEP-UP AND ROLL-UP VALUE: The Partial Surrender Reduction equals (1) the death benefit (Step-Up or Roll-Up Value) in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender less any Purchase Payment Credits applied within 12 months of the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

           50,000 x (10,000/55,000) = $9,090

Your new adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current adjusted Purchase Payment, Step-Up Value or Roll-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the adjusted Purchase Payment, Step-Up Value or Roll-Up Value as follows:

           50,000 x (10,000/30,000) = $16,666

Your new Adjusted Purchase Payment, Step-Up Value or Roll-Up Value would be 50,000-16,666, or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")



THIS PROVISION IS NOT AVAILABLE TO A CUSTOMER WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/55,000) = $9,090

You new modified Purchase Payment would be 50,000 -- 9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

           50,000 x (10,000/30,000) = $16,666

Your new modified Purchase Payment would be 50,000-16,666 = $33,334.

If you elect GMWB at the time you purchase your Contract, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit. Instead, if you have made withdrawals under your contract, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

Likewise, if you elect GMWB after your Contract Date, and your death benefit is equal to a return of your Purchase Payments reduced by any applicable partial surrender reduction, the partial surrender reduction will not be applied to your death benefit as of the date you elect the GMWB. Instead, if you have made withdrawals under your contract after you have elected GMWB, your death benefit will be reduced by the amount of those withdrawals and any premium tax not previously deducted.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

NON-QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE         The beneficiary (ies), or if   The beneficiary elects to      Yes
ANNUITANT) (WITH NO JOINT     none, to the Contract          continue the Contract rather
OWNER)                        Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)  The beneficiary (ies), or if   The beneficiary elects to      Yes
(WITH NO JOINT OWNER)         none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The surviving joint owner.                                    Yes
IS NOT THE ANNUITANT)

--------------------------------------------------------------------------------------------------------------
NON-SPOUSAL JOINT OWNER (WHO  The beneficiary(ies), or if    The beneficiary elects to      Yes
IS THE ANNUITANT )            none, to the surviving joint   continue the Contract rather
                              owner.                         than receive a lump sum
                                                             distribution.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The surviving joint owner.     The spouse elects to           Yes
NOT THE ANNUITANT)                                           continue the Contract.

--------------------------------------------------------------------------------------------------------------
SPOUSAL JOINT OWNER (WHO IS   The beneficiary (ies) or, if   The spouse elects to           Yes
THE ANNUITANT)                none, to the surviving joint   continue the Contract.
                              owner.
                                                             A spouse who is not the
                                                             beneficiary may decline to
                                                             receive the proceeds and
                                                             instruct the Company to pay
                                                             the beneficiary who may
                                                             elect to continue the
                                                             Contract.

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE CONTRACT OWNER)
The beneficiary (ies), or if  Unless, the beneficiary        Yes
  none, to the Contract       elects to continue the
  Owner.                      Contract rather than receive
                              a lump sum distribution.
                                                             But, if there is a
                                                             Contingent Annuitant, then
                                                             the Contingent Annuitant
                                                             becomes the Annuitant and
                                                             the Contract continues in
                                                             effect (generally using the
                                                             original Maturity Date). The
                                                             proceeds will then be paid
                                                             upon the death of the
                                                             Contingent Annuitant or
                                                             owner.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE         See death of "owner who is                                    Yes
CONTRACT OWNER)               the Annuitant" above.

--------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A   The beneficiary (ies) or if                                   Yes (Death of
NON-NATURAL ENTITY/TRUST)     none, to the owner.                                           Annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)

--------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT          No death proceeds are                                         Yes
(ASSUMING ANNUITANT IS STILL  payable; Contract continues.
ALIVE)

--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
                                                                                                 MANDATORY
  BEFORE THE MATURITY DATE,         THE COMPANY WILL                                           PAYOUT RULES
    UPON THE DEATH OF THE         PAY THE PROCEEDS TO:       UNLESS...                            APPLY*
--------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT               The beneficiary (ies), or if   The beneficiary elects to      Yes
                              none, to the Contract          continue the Contract rather
                              Owner's estate.                than receive a lump sum
                                                             distribution.
--------------------------------------------------------------------------------------------------------------
BENEFICIARY                   No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY        No death proceeds are                                         N/A
                              payable; Contract continues.
--------------------------------------------------------------------------------------------------------------



---------
* Certain payout rules of the Code are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the Annuitant's death, the 5-year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)



Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract as Contract Owner, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.


The terms and conditions that applied to the original Contract (including Contract fees and charges) will also apply to the continued Contract, with certain exceptions described in the Contract. Any Purchase Payment and associated credits made before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments and any associated credits made to the Contract after the Death Report Date will be subject to the withdrawal charge. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract. For purposes of the death benefit on the continued Contract, the death benefit will be calculated the same as prior to continuance except all values used to calculate the death benefit, which may include a Step-Up Value or Roll-Up Death Benefit Value (depending on the optional benefit), are reset on the date the spouse continues the contract.



Spousal continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. In addition, because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Please consult a tax advisor before electing this option.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)



If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    transfer ownership

     -    take a loan


     -    make additional Purchase Payments


The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. The E.S.P. option is not available to a beneficiary continuing the Contract under this provision. All other fees and charges applicable to the original Contract will also apply to the continued Contract; the E.S.P. charge no longer applies. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT


You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - as a variable or fixed annuity for life or a period that does not exceed the beneficiary's life expectancy, or

     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.


                                 LIVING BENEFITS

--------------------------------------------------------------------------------



GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")



For an additional charge, you may elect an optional rider for your Contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your Contract each year.


AVAILABILITY AND ELIGIBILITY We offer several different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers several different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The several GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III" ; we may refer to any one of these as GMWB. The availability of each rider is shown below.


--------------------------------------------------------------------------------------------------------------
         NAME OF RIDER:                    GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
ALSO CALLED:                         Principal Guarantee       Principal Guarantee       Principal Guarantee
                                                                                                Value
--------------------------------------------------------------------------------------------------------------
AVAILABILITY:                         Not available for       Available on or after     Available on or after
                                    purchase on or after        March 28, 2005 if         March 28, 2005 if
                                   March 28, 2005, unless    approved in your state    approved in your state
                                   GMWB II is not approved
                                        in your state
--------------------------------------------------------------------------------------------------------------



CURRENTLY, YOU MAY ELECT A GMWB RIDER ONLY AT THE TIME OF YOUR INITIAL PURCHASE OF THE CONTRACT. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.



REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment. If you added the GMWB after the initial purchase of the Contract, the Initial RBB is the Contract Value on the date the GMWB was added. Your initial RBB does not include Purchase Payment Credits. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.


The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
If you make your first                    5% of RBB                 5% of RBB                 5% of RBB
withdrawal before the 3rd
anniversary
after you purchase GMWB:
--------------------------------------------------------------------------------------------------------------
If you make your first                   10% of RBB                10% of RBB                 5% of RBB
withdrawal on or after the 3(rd)
anniversary after you purchase
GMWB:
--------------------------------------------------------------------------------------------------------------



ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment, not including any Purchase Payment Credits. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:


     - To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:


     - To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by 2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal, minus any Purchase Payment Credits applied within 12 months of the withdrawal.


     - To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.


WITHDRAWAL EXAMPLES. The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the Variable Funding Options selected by you. The example does not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties, but does reflect a 5.00% Purchase Payment Credit (see "The Annuity Contract -- Purchase Payment Credits"). Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

                   WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
PARTIAL
WITHDRAWAL        N/A         (100,000 x           [5,000 x (1-         N/A         (100,000 x           [5,000 x (1-
REDUCTION                  10,000/115,500) =    90,000/100,000)] =               10,000/94,500) =     89,418/100,000)] =
(PWR)                           $8,658                 $500                           $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
GREATER OF
PWR OR THE
DOLLAR AMOUNT                   $10,000                                               $10,582
OF THE
WITHDRAWAL                  (10,000>8,658)                                        (10,582>10,000)
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $10,000                $500           $10,000         $10,582                $529
-------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
AFTER
WITHDRAWAL     $105,500         $90,000               $4,500          $84,500         $89,418               $4,471
-------------------------------------------------------------------------------------------------------------------------


                          WITHDRAWAL EXAMPLE FOR GMWB I

-------------------------------------------------------------------------------------------------------------------------
                          ASSUMES 10% GAIN ON INVESTMENT                        ASSUMES 10% LOSS ON INVESTMENT
-------------------------------------------------------------------------------------------------------------------------
               CONTRACT                                              CONTRACT
                 VALUE            RBB                AWB (5%)          VALUE            RBB                AWB (5%)
-------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
-------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE       $105,000        $100,000               $5,000         $105,000        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY
PRIOR TO
WITHDRAWAL     $115,500        $100,000               $5,000          $94,500        $100,000               $5,000
-------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY                     $91,342               $4,567                          $89,417               $4,471
AFTER
WITHDRAWAL                [100,000 - (100,000         [(5,000                   [100,000 - (100,000        [5,000 x
               $105,500    x10,000/115,500)]     x91,342/100,000)]    $84,500    x10,000/94,500)]      (89,417/100,000)]
-------------------------------------------------------------------------------------------------------------------------
CHANGE IN
VALUE DUE TO
WITHDRAWAL
(PARTIAL
SURRENDER
REDUCTION)      $10,000         $8,658                 $433           $10,000         $10,583                $529
-------------------------------------------------------------------------------------------------------------------------


TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY). If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

     - Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

          -    a qualified retirement plan (Code Section 401),

          -    a tax-sheltered annuity (Code Section 403(b)),

          -    an individual retirement account (Code Sections 408(a)),

          -    an individual retirement annuity (Code Section 408(b)), or

          -    a qualified deferred compensation plan (Code Section 457).

          Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

     - Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

     - Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or


     - Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004-9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).


You are subject to the following limitations if you are taking distributions under a Tax-Qualified Distribution Program:

     - YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select the frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age
          70 1/2 before the first GMWB anniversary.

          You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two Contract Years after which time you can choose an alternate mode of distribution.

     - ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.


Reset (GMWB I and GMWB II Only). If you select GMWB I or GMWB II, you may choose to reset your RBB starting with the 5th year anniversary date of your GMWB purchase. In accordance with the terms of the rider we have established the following procedures for resets. If you elect to reset within 30 days prior to the end of the 5th contract year, your new RBB will be reset to equal your current Contract Value, minus any Purchase Payment Credits received 12 months before the date you reset. If you do not reset on the 5th year anniversary, you will have the opportunity to elect to reset during the 30-day period prior to each anniversary following the date of your 5th year anniversary of your GMWB purchase. In the event that you elect a reset you will be eligible to reset your RBB again provided that 5 contract years have elapsed since the most recent reset, so long as your election is made during the 30-day period prior to the anniversary date of your GMWB purchase.


Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.


Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the charge may increase if you elect to reset the RBB. (In such cases, the charge will never exceed the guaranteed maximum charge.) Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.


INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE. The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted each business day from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
Current Annual Charge                       0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
Maximum Annual Charge After a               1.00%                     1.00%                      N/A
Reset
--------------------------------------------------------------------------------------------------------------


MAXIMUM RBB. Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments and any Purchase Payment Credits into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION. Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5(th) anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB. If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

     - The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

     - The total annual payment amount will equal the AWB and will never exceed your RBB, and

     - We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.


COMPARISON OF IMPORTANT DIFFERENCES AMONG THE GMWB RIDERS


The following chart may help you decide which version of GMWB is best for you.

--------------------------------------------------------------------------------------------------------------
                                           GMWB I                    GMWB II                  GMWB III
--------------------------------------------------------------------------------------------------------------
AWB                                  5% of RBB if first        5% of RBB if first             5% of RBB
                                   withdrawal before 3(rd)   withdrawal before 3(rd)
                                   anniversary 10% of RBB    anniversary 10% of RBB
                                   if first withdrawal on    if first withdrawal on
                                       or after 3(rd)            or after 3(rd)
                                         anniversary               anniversary
--------------------------------------------------------------------------------------------------------------
ANNUAL CHARGE                               0.40%                     0.50%                     0.25%
--------------------------------------------------------------------------------------------------------------
RESET                                        Yes                       Yes                       No
--------------------------------------------------------------------------------------------------------------
CAN I CANCEL MY GMWB?                        No               Yes, after the 5(th)      Yes, after the 5(th)
                                                               anniversary of GMWB       anniversary of GMWB
                                                                    purchase                  purchase
--------------------------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS                      No                        Yes                       Yes
--------------------------------------------------------------------------------------------------------------
WAIVER OF RECALCULATION OF AWB               No                        Yes                       Yes
FOR DISTRIBUTIONS FROM TAX-
QUALIFIED PLANS
--------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER DESCRIBED BELOW IS BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. CERTAIN TERMS AND CONDITIONS MAY DIFFER BETWEEN JURISDICTIONS ONCE APPROVED.

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

Benefit Base: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

Base Calculation Amount: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. The Base Calculation Amount will not include any credits we applied to your Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

     - If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. The Base Calculation Amount will not include any credits we applied to any additional Purchase Payments you make. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. Therefore, Purchase payments made more than 12 months after the Rider Effective Date may have a significant impact on whether a benefit is due under the GMAB Rider. Even if Purchase Payments made prior to and during the 12-month period after the Rider Effective Date lose significant value, if on the Rider Maturity Date the Contract Value, which includes all Purchase Payments, is equal to or greater than the Benefit Base, which includes all the Purchase Payments prior to or during that 12-month period, then no benefit is due. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date. The GMAB Rider may not be appropriate for you if you anticipate making Purchase Payments after the 12-month period.


     - If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal, minus Purchase Payment Credits received within 12 months prior to the partial withdrawal, if any. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any withdrawal charges and taxes that were deducted at the time of the partial withdrawal.

Rider Maturity Date: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

Rider Period: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

-------------------------------------------------------------------------------------------------------------------
                           INCREASING CONTRACT VALUE                           DECLINING CONTRACT VALUE
-------------------------------------------------------------------------------------------------------------------
                                      BASE                                               BASE
                   CONTRACT       CALCULATION                         CONTRACT       CALCULATION
                    VALUE            AMOUNT        BENEFIT BASE        VALUE            AMOUNT        BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $105,000         $100,000      Not Applicable      $105,000         $100,000      Not Applicable
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
RIDER
MATURITY DATE      $120,750         $100,000         $100,000         $89,250          $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
AMOUNT
APPLIED TO
CONTRACT
VALUE DUE TO
GMAB RIDER                           $0(1)                                            $10,750(2)
-------------------------------------------------------------------------------------------------------------------



(1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.
(2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.

The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS -- IMPACT ON BASE CALCULATION AMOUNT

-------------------------------------------------------------------------------------------------------------------
                  ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS       ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
-------------------------------------------------------------------------------------------------------------------
                                                       BASE                                               BASE
                   CONTRACT         PURCHASE       CALCULATION        CONTRACT         PURCHASE       CALCULATION
                    VALUE           PAYMENT           AMOUNT           VALUE           PAYMENT           AMOUNT
-------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE               $105,000         $100,000         $100,000         $105,000         $100,000         $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE
PAYMENT            $115,500      Not Applicable      $100,000         $115,500      Not Applicable      $100,000
-------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE
PAYMENT            $126,000         $10,000          $110,000         $126,000         $10,000          $100,000
-------------------------------------------------------------------------------------------------------------------


The example below illustrates the impact of making a $10,000 partial withdrawal at least 12 months after the Rider Effective Date while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

      EXAMPLES OF PARTIAL WITHDRAWALS -- IMPACT ON BASE CALCULATION AMOUNT

---------------------------------------------------------------------------------------------------------------------------
                                                    ASSUMING INCREASING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $105,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL           $115,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/115,500]
WITHDRAWAL           $105,500               $90,000               $10,000               $8,658                $10,000
---------------------------------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------------------------------
                                                     ASSUMING DECLINING CONTRACT VALUE
---------------------------------------------------------------------------------------------------------------------------
                                             BASE                                                        REDUCTION TO BASE
                     CONTRACT             CALCULATION       PARTIAL WITHDRAWAL     PARTIAL SURRENDER        CALCULATION
                       VALUE                AMOUNT                AMOUNT               REDUCTION              AMOUNT
---------------------------------------------------------------------------------------------------------------------------
VALUE AS OF
GMAB RIDER
EFFECTIVE
DATE                 $105,000              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY
PRIOR TO
PARTIAL
WITHDRAWAL            $94,500              $100,000           Not Applicable        Not Applicable        Not Applicable
---------------------------------------------------------------------------------------------------------------------------
VALUE
IMMEDIATELY                                                                           [100,000 x
FOLLOWING
PARTIAL                                                                             10,000/94,500]
WITHDRAWAL            $84,500               $89,418               $10,000               $10,582               $10,582
---------------------------------------------------------------------------------------------------------------------------



INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B.

We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owner who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

     - You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

     - You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.


     - If you make an additional Purchase Payment, you can only allocate up to 80% of the Purchase Payment to Subaccounts that we classify as Class A.



     - If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payment to Subaccounts that we classify as Class B.


Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

Rebalancing: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.


Below is a list of the Subaccounts that are currently classified as Class B Subaccounts. All remaining Subaccounts offered under the Contract are classified as Class A Subaccounts.

                                      CLASS B SUBACCOUNTS/
                                        UNDERLYING FUNDS
                    --------------------------------------------------------
                          FRANKLIN TEMPLETON VARIABLE INSURANCE
                            PRODUCTS TRUST
                            Franklin Income Securities Fund
                          LEGG MASON PARTNERS VARIABLE INCOME TRUST
                            Legg Mason Partners Variable Adjustable
                               Rate Income Portfolio
                            Legg Mason Partners Variable High Income
                               Portfolio
                            Legg Mason Partners Variable Money Market
                               Portfolio
                          MET INVESTORS SERIES TRUST
                            Pioneer Strategic Income Portfolio
                            PIMCO Inflation Protected Bond Portfolio
                          METROPOLITAN SERIES FUND, INC.
                            BlackRock Bond Income Portfolio
                          PIMCO VARIABLE INSURANCE TRUST
                            Total Return Portfolio


GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of withdrawal charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB Rider Exchange Option -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

          Exchange for New GMAB Rider: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB

          Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

          Exchange for GMWB Rider: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB


If you elect the GMAB Rider, we will deduct an additional charge on each business day that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.


ADDITIONAL CONSIDERATIONS

     - Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

     - If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

     - Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

     - If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE


Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life;
(b) for life with a minimum number of payments assured; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states. Please be aware that once the Contract is annuitized, you are ineligible to receive the death benefit you have selected and any living benefit rider is terminated.



You may choose to annuitize at any time thirteen months after the Contract Date. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90(th) birthday or ten years after the effective date of the Contract, if later (this requirement may be changed by us). (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90(th) birthday.)


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY



You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

--------------------------------------------------------------------------------




ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract. (See "Annuity Options.")

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected. This option may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT



This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------




RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) minus any Purchase Payment Credits within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment minus any Purchase Payment Credits in full; during the remainder of the right to return period, we will refund the Contract Value (including charges) minus any Purchase Payment Credits.


During the right to return period, you will not bear any contract fees associated with the Purchase Payment Credits. The amount we return to you will include any investment gains on the credit during the right to return period. HOWEVER, IF YOU HAVE INVESTMENT LOSSES ON THE CREDIT DURING THE RIGHT TO RETURN PERIOD, WE WILL RECOVER THE ORIGINAL AMOUNT OF THE CREDIT.


We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value (less any Purchase Payment Credits applied within 12 months of termination) less any applicable taxes. In certain states, we may be required to pay you the Contract Value. Federal tax law may impose additional restrictions on our right to terminate your traditional IRA, Roth IRA or other Qualified Contract.

REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS



The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS

--------------------------------------------------------------------------------


The Company sponsors Fund BD III and Fund BD IV. When we refer to the Separate Account, we are referring to Fund BD III, except where the Contract was originally issued by MLACC, in which case, we are referring to Fund BD IV. (See "The Insurance Company" .) Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.





We anticipate merging Fund BD III and Fund BD IV with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.



We hold the assets of the Separate Account for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims-paying ability of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

We reserve the right to transfer assets of the Separate Account to another separate account, and/or to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


PERFORMANCE INFORMATION


In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.



Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------



The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

You are responsible for determining whether your purchase of a Contract, withdrawals, income payments and any other transaction under your Contract satisfy applicable tax law. We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


GENERAL TAXATION OF ANNUITIES



Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Under current federal tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%). The tax law provides deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time. Please consult your own tax advisor.


STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Purchasers and prospective purchasers of the Contract should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.


PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% tax penalty is in addition to any other penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life insurance policy, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.



FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED




QUALIFIED ANNUITY CONTRACTS



If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or retirement savings plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs (including Roth IRAs), tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension, retirement savings, and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.



The Contract has been submitted to the IRS for review and is awaiting approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.


TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract generally have not yet been taxed, the full amount of any distributions (including the amount attributable to Purchase Payments), whether paid in the form of lump sum

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withdrawals or Annuity Payments, are generally taxed at ordinary income tax rates unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified funding vehicles generally are not subject to current taxation.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for participants who are 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, including the Enhanced Stepped-Up Provision, as well as all living benefits such as GMAB and GMWB , if available in your contract) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your personal tax advisor as to how these rules affect your Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within five years from the date of death or minimum distributions may be taken over the life expectancy of the individual beneficiaries (or in the case of certain trusts that are contract beneficiaries, over the life expectancy of the individuals who are the beneficiaries of the trust), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 408 OR 457, INCLUDING IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for any higher limits to be effective at a state income tax level. In other words, the permissible contribution limits for federal and state income tax purposes may be different. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.


INDIVIDUAL RETIREMENT ANNUITIES




To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 in 2007 and $5,000 in 2008, and it may be indexed for inflation in years after 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).


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Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


TSAS (ERISA AND NON-ERISA)


GENERAL. TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.

In general contributions to sec.403(b) arrangements are subject to limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).




Recently, the IRS announced new regulations affecting sec.403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under sec.403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under sec.403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed after September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made after September 24, 2007, to a contract that was funded by a 90-24 transfer on or before September 24, 2007, may subject the contract to this new employer requirement.





If your Contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax advisor prior to making additional purchase payments (if permitted).


WITHDRAWALS AND INCOME PAYMENTS. If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:


     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments);


     - Is directly transferred to another permissible investment under sec.403(b) arrangements;

     -    Relates to amounts that are not salary reduction elective deferrals;

     - Occurs after you die, leave your job or become disabled (as defined by the Code); or


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     -    Is for financial hardship (but only to the extent of Purchase
          Payments) if your plan allows it.


DESIGNATED ROTH ACCOUNT FOR 403(B) PLANS. Effective January 1, 2006, employers that established and maintain a TSA/403(b) plan ("the Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after-tax contributions as part of the TSA plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract under the following conditions:

     (1) The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.

     (2) In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.

     (3) All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).

     (4) In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.

     (5) No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     (6) If permitted under the federal tax law, we may permit both pre-tax contributions under a 403(b) plan as well as after-tax contributions under the Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law.

     (7) We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.

Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.

The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:

The employer must permit contributions under a pre-tax 403(b) plan in order to permit contributions to be irrevocably designated and made part of a Qualified Roth Contribution Program.

Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (relating to age 50 and over catch-up contributions) as well as contribution limits that apply under the Plan.

In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan as apply to the traditional pre-tax accounts under the plan (e.g., death or disability of participant, severance from employment, attainment of age 59 1/2 and hardship withdrawals only with respect to contributions (if permitted under the Plan)).


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If the amounts have been held under any Designated Roth Account of a participant for at least five years and are made on account of death, disability or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distributions").

Unlike Roth IRAs, withdrawal, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.

Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.

LOANS. If your TSA Contract permits loans, such loans will be made only from any Fixed Interest Account balance and only up to certain limits. In that case, we credit your Fixed Interest Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.

The Code and applicable income tax regulations limit the amount that may be borrowed from your Contract and all you employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a proscribed term.


Your Contract will indicate whether loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.


NON-QUALIFIED ANNUITY CONTRACTS



If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal made prior to the Maturity Date or in the form of periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.

Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.

Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed, but the remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:

     -    a non-taxable return of your Purchase Payment; or

     -    a taxable payment of earnings.

We generally will tell you how much of each Annuity Payment is a non-taxable return of your Purchase Payments. However, it is possible that the IRS could conclude that the taxable portion of Annuity Payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payments equals your Purchase Payments, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your Annuity Payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the Joint Owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things,

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upon whether an annuity option is elected or whether the succeeding Contract
Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by a non-natural person (e.g., a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if the Contract is transferred to another person or entity without adequate consideration, all deferred increases in value will be treated as income for federal income tax purposes at the time of the transfer.


PARTIAL WITHDRAWALS: If you make a partial withdrawal of your Contract Value, the distribution generally will be taxed as first coming from earnings (income in the Contract) and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See "Penalty Tax for Premature Distributions" below.) Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a Guaranteed Minimum Withdrawal Benefit (GMWB). Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a GMWB.


PARTIAL ANNUITIZATIONS (IF AVAILABLE WITH YOUR CONTRACT): At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is applied to a payment option. Currently, we will treat the application of less than your entire Contract Value under a Non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received under that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.

We will determine the excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES



The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company constantly monitors the diversification of investments and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the Separate Account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.


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TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS




TREATMENT OF CHARGES FOR OPTIONAL BENEFITS



The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFITS





If you have purchased the Guaranteed Minimum Withdrawal Benefit Rider, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, the Company intends to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



In the event that the Contract Value goes to zero, and the Remaining Benefit Base is paid out in fixed installments, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.



The Company reserves the right to change its tax reporting practices where it determines they are not in accordance with IRS guidance (whether formal or informal).


PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


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NON-RESIDENT ALIENS



Distributions to non resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

TAX CREDITS AND DEDUCTIONS




The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.


                                OTHER INFORMATION

--------------------------------------------------------------------------------




Vintage XTRA II is a service mark of Citigroup, Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.



THE INSURANCE COMPANY




Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.




Before December 7, 2007, certain of the Contracts were issued by MetLife Life and Annuity Company of Connecticut, a stock life insurance company chartered in 1973 in Connecticut. These Contracts were funded through Fund BD IV, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended. On December 7, 2007, MLACC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLACC's corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including Fund BD IV and its assets. Pursuant to the merger, therefore, Fund BD IV became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under the Contract as initially issued by MLACC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger. The Contract has thereby become a variable contract funded by a separate account of the Company, and each owner thereof has become a Contract Owner of the Company.


FINANCIAL STATEMENTS




The financial statements for the Company and its Separate Account Fund BD IV are located in the Statement of Additional Information.



The financial statements for the Separate Account Fund BD III are attached.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers but it continues to accept Purchase Payments from Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the funds in the American Funds Insurance Series for services it provides in marketing the Funds' shares in connection with the Contract.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products.


CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


RESTRICTIONS ON FINANCIAL TRANSACTIONS



Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




              FOR METLIFE OF CT FUND BD III FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are attached. The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.266          1.323                --
                                                       2005      1.229          1.266            18,397
                                                       2004      1.122          1.229             1,134
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.321          1.293                --
                                                       2005      1.168          1.321                --
                                                       2004      1.095          1.168                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.771          2.003           882,769
                                                       2006      1.494          1.771           981,568
                                                       2005      1.330          1.494           919,518
                                                       2004      1.190          1.330           265,601
                                                       2003      1.000          1.190            24,552

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.584          1.752         3,309,372
                                                       2006      1.459          1.584         3,495,960
                                                       2005      1.275          1.459         3,195,144
                                                       2004      1.151          1.275           948,771
                                                       2003      1.000          1.151                --

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.476          1.527         3,836,797
                                                       2006      1.301          1.476         4,301,602
                                                       2005      1.249          1.301         3,896,963
                                                       2004      1.149          1.249         1,091,818
                                                       2003      1.000          1.149            51,496

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.571          1.555                --
                                                       2005      1.350          1.571             2,536
                                                       2004      1.147          1.350                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.564          2.042                --
                                                       2005      1.482          1.564            84,460
                                                       2004      1.145          1.482                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.311          1.425                --
                                                       2005      1.208          1.311            38,227
                                                       2004      1.074          1.208                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.458                --
                                                       2005      1.206          1.308           464,382
                                                       2004      1.067          1.206            22,440
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (12/99)............................................  2007      1.641          1.899           989,964
                                                       2006      1.494          1.641           902,505
                                                       2005      1.298          1.494           854,842
                                                       2004      1.143          1.298           101,498
                                                       2003      1.000          1.143            12,014

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.895          2.152           787,142
                                                       2006      1.712          1.895           885,308
                                                       2005      1.473          1.712           812,104
                                                       2004      1.200          1.473            61,601
                                                       2003      1.000          1.200                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.224          1.250           994,310
                                                       2006      1.051          1.224           712,553
                                                       2005      1.000          1.051           578,931

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/00)........................  2007      1.448          1.586            62,928
                                                       2006      1.353          1.448           158,620
                                                       2005      1.312          1.353           160,591
                                                       2004      1.195          1.312            99,869
                                                       2003      1.000          1.195            39,634

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.352          1.576                --
                                                       2005      1.242          1.352           997,660
                                                       2004      1.120          1.242           350,111
                                                       2003      1.000          1.120            32,295

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.459          3.118           268,936
                                                       2006      1.950          2.459           274,250
                                                       2005      1.554          1.950           222,775
                                                       2004      1.265          1.554            40,974
                                                       2003      1.000          1.265             4,046

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.783          2.027           538,779
                                                       2006      1.491          1.783           513,491
                                                       2005      1.375          1.491           462,207
                                                       2004      1.178          1.375           123,692
                                                       2003      1.000          1.178                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.425          1.709                --
                                                       2005      1.329          1.425           374,384
                                                       2004      1.164          1.329           129,232
                                                       2003      1.000          1.164                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.670          2.002            48,291
                                                       2006      1.497          1.670            48,294
                                                       2005      1.357          1.497            48,297
                                                       2004      1.144          1.357            38,247
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.362          1.529                --
                                                       2005      1.330          1.362           354,916
                                                       2004      1.175          1.330            49,369
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.293          1.376                --
                                                       2006      1.223          1.293             6,613
                                                       2005      1.168          1.223             6,625
                                                       2004      1.153          1.168             5,559
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (12/99)............................................  2007      1.451          1.450         1,604,596
                                                       2006      1.354          1.451         1,737,438
                                                       2005      1.232          1.354         1,285,092
                                                       2004      1.138          1.232           420,598
                                                       2003      1.000          1.138           148,383

  LMPVET Appreciation Subaccount (Class I) (4/00)....  2007      1.395          1.489           646,442
                                                       2006      1.234          1.395           681,919
                                                       2005      1.202          1.234           694,178
                                                       2004      1.122          1.202           119,369
                                                       2003      1.000          1.122                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.379          1.376           209,635

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.260          1.307           852,759
                                                       2006      1.158          1.260         1,410,324
                                                       2005      1.128          1.158         1,443,199
                                                       2004      1.091          1.128           464,025
                                                       2003      1.000          1.091                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.377          1.381         1,103,252
                                                       2006      1.231          1.377         1,181,596
                                                       2005      1.188          1.231         1,228,040
                                                       2004      1.131          1.188           586,708
                                                       2003      1.000          1.131            65,025

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.282          1.344                --
                                                       2006      1.104          1.282                --
                                                       2005      1.123          1.104                --
                                                       2004      1.104          1.123                --
                                                       2003      1.000          1.104                --

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.430          1.477           120,072
                                                       2006      1.261          1.430           121,614
                                                       2005      1.229          1.261           125,996
                                                       2004      1.132          1.229            24,820
                                                       2003      1.000          1.132                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/01).............................................  2007      1.481          1.476           506,349
                                                       2006      1.287          1.481           404,504
                                                       2005      1.248          1.287           406,931
                                                       2004      1.171          1.248           234,554
                                                       2003      1.000          1.171           112,291

  LMPVET Global Equity Subaccount (10/02)............  2007      1.476          1.524           466,924
                                                       2006      1.301          1.476           509,649
                                                       2005      1.240          1.301           520,959
                                                       2004      1.142          1.240            47,901
                                                       2003      1.000          1.142                --

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.526          1.561            14,832
                                                       2006      1.310          1.526            15,045
                                                       2005      1.249          1.310            16,862
                                                       2004      1.149          1.249                --
                                                       2003      1.000          1.149                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.235          1.280           425,267
                                                       2006      1.199          1.235           575,294
                                                       2005      1.157          1.199           557,052
                                                       2004      1.171          1.157           183,540
                                                       2003      1.000          1.171            59,809

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.522          1.605           102,167
                                                       2006      1.346          1.522           117,425
                                                       2005      1.262          1.346           126,407
                                                       2004      1.161          1.262            48,415
                                                       2003      1.000          1.161            35,990

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.332          1.358                --
                                                       2006      1.205          1.332           253,587
                                                       2005      1.182          1.205           247,003
                                                       2004      1.125          1.182            84,155
                                                       2003      1.000          1.125                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.611          1.744            96,350
                                                       2006      1.451          1.611            55,257
                                                       2005      1.404          1.451            55,261
                                                       2004      1.239          1.404            33,580
                                                       2003      1.000          1.239                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.028          1.026           975,470
                                                       2006      1.003          1.028           994,921
                                                       2005      0.995          1.003           968,781
                                                       2004      0.999          0.995           274,938
                                                       2003      1.000          0.999                --

  LMPVIT Diversified Srategic Income Subaccount
  (2/01).............................................  2007      1.167          1.172           112,953
                                                       2006      1.124          1.167           122,634
                                                       2005      1.114          1.124           130,514
                                                       2004      1.059          1.114            83,592
                                                       2003      1.000          1.059                --

  LMPVIT High Income Subaccount (5/01)...............  2007      1.325          1.309           713,795
                                                       2006      1.213          1.325           742,441
                                                       2005      1.200          1.213           705,117
                                                       2004      1.104          1.200           138,502
                                                       2003      1.000          1.104                --

  LMPVIT Money Market Subaccount (7/00)..............  2007      1.032          1.066         2,441,674
                                                       2006      1.002          1.032         1,049,836
                                                       2005      0.989          1.002         1,585,525
                                                       2004      0.996          0.989           291,360
                                                       2003      1.000          0.996                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.617          1.726                --
                                                       2006      1.454          1.617            41,321
                                                       2005      1.408          1.454            29,023
                                                       2004      1.237          1.408             8,122
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.490          1.563                --
                                                       2006      1.281          1.490           157,290
                                                       2005      1.250          1.281           157,514
                                                       2004      1.172          1.250           158,621
                                                       2003      1.000          1.172                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.488          1.547                --
                                                       2006      1.289          1.488           531,038
                                                       2005      1.267          1.289           555,355
                                                       2004      1.143          1.267           110,727
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.666          1.836                --
                                                       2006      1.507          1.666           861,515
                                                       2005      1.415          1.507           766,283
                                                       2004      1.158          1.415           156,682
                                                       2003      1.000          1.158            50,861

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.546          1.622                --
                                                       2006      1.460          1.546               367

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.608          1.621               366

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.356          1.322           150,301
                                                       2006      1.272          1.356             3,799

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.807          1.764           149,084
                                                       2006      1.639          1.807           147,482

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.595          2.048            26,592
                                                       2006      1.555          1.595            10,409

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.286          1.140            20,484

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.099         1,982,375
                                                       2006      1.001          1.076         1,610,295

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.062         1,347,534
                                                       2006      1.002          1.072            15,418

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.346          1.483            71,904
                                                       2006      1.362          1.346            76,275

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.299          1.424             3,649
                                                       2006      1.308          1.299             3,652

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.025          2.127            38,336

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.404          1.488           375,650
                                                       2006      1.270          1.404           455,481

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.221          1.024           359,385
                                                       2006      1.003          1.221           193,764

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.147          1.215         1,315,653

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.472          1.522            17,381
                                                       2006      1.368          1.472            30,382

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.178          1.300                --
                                                       2006      1.118          1.178            56,636

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.325           712,535
                                                       2006      1.218          1.262           774,697

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.983         1,158,456
                                                       2006      1.003          1.029         1,261,199

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.336          1.584            66,524
                                                       2006      1.368          1.336            45,948

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.072          1.120           238,100
                                                       2006      1.033          1.072           170,596

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.311          1.289                --
                                                       2006      1.275          1.311                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.321          1.351           135,301
                                                       2006      1.302          1.321           135,526

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.362          1.396            74,819
                                                       2006      1.327          1.362            78,084

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.078            26,090
                                                       2006      1.002          1.061                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.084                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.050          1.083                --
                                                       2006      1.002          1.050           250,385

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.084            85,271
                                                       2006      1.002          1.055            89,638

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.084            34,040
                                                       2006      1.002          1.060            34,076

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.328          1.362         2,145,242
                                                       2006      1.242          1.328         2,149,446

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.100           811,969
                                                       2006      0.996          1.051           754,555

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.149                --
                                                       2006      0.998          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.120          1.143                --
                                                       2006      1.130          1.120         1,672,277
                                                       2005      1.124          1.130         1,595,604
                                                       2004      1.048          1.124            71,606
                                                       2003      1.000          1.048                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.093          1.171         2,919,819
                                                       2006      1.070          1.093         3,415,819
                                                       2005      1.060          1.070         3,029,108
                                                       2004      1.027          1.060           490,262
                                                       2003      1.000          1.027           197,225

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.880          2.036                --
                                                       2006      1.495          1.880            23,608
                                                       2005      1.353          1.495            23,608
                                                       2004      1.183          1.353            23,608
                                                       2003      1.000          1.183            23,608

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.874          2.001                --
                                                       2006      1.623          1.874            88,851
                                                       2005      1.540          1.623            90,687
                                                       2004      1.239          1.540            42,778
                                                       2003      1.000          1.239                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.279          1.362                --
                                                       2005      1.194          1.279            76,214
                                                       2004      1.139          1.194            41,500
                                                       2003      1.000          1.139                --

  Travelers Equity Income Subaccount (4/00)..........  2006      1.263          1.327                --
                                                       2005      1.228          1.263           140,237
                                                       2004      1.135          1.228            65,694
                                                       2003      1.000          1.135                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.264          1.302                --
                                                       2005      1.181          1.264            57,974
                                                       2004      1.126          1.181            42,333
                                                       2003      1.000          1.126                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.146                --
                                                       2005      1.000          1.078                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.031          1.035                --
                                                       2005      1.022          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.084                --
                                                       2005      1.002          1.046            89,997

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      1.000          1.065            30,759

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.038          1.058                --
                                                       2005      1.000          1.038           237,088

  Travelers Managed Income Subaccount (5/01).........  2006      1.042          1.033                --
                                                       2005      1.044          1.042           171,548
                                                       2004      1.031          1.044            88,769
                                                       2003      1.000          1.031            26,120

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      1.375          1.460                --
                                                       2005      1.246          1.375                --
                                                       2004      1.092          1.246                --
                                                       2003      1.000          1.092                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.293          1.368                --
                                                       2005      1.274          1.293            45,948
                                                       2004      1.134          1.274                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.202          1.242                --
                                                       2005      1.186          1.202         2,009,291
                                                       2004      1.081          1.186           178,242
                                                       2003      1.000          1.081           111,833

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.175          1.270                --
                                                       2005      1.121          1.175           443,734
                                                       2004      1.000          1.121             5,479

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.427          1.639                --
                                                       2005      1.323          1.427           134,364
                                                       2004      1.161          1.323            18,552
                                                       2003      1.000          1.161                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.290          1.368                --
                                                       2005      1.236          1.290            24,737
                                                       2004      1.129          1.236            13,934
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.062          1.118                --
                                                       2005      1.020          1.062             9,705

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.206          1.218                --
                                                       2005      1.181          1.206           523,775
                                                       2004      1.081          1.181            39,846
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.220          1.273                --
                                                       2005      1.214          1.220            79,169
                                                       2004      1.119          1.214            35,718
                                                       2003      1.000          1.119                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.136          1.308                --
                                                       2005      1.000          1.136             3,655

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.272                --
                                                       2005      0.987          1.109                --

  Travelers Van Kampen Enterprise Subaccount (8/00)..  2006      1.228          1.275                --
                                                       2005      1.157          1.228                --
                                                       2004      1.131          1.157                --
                                                       2003      1.000          1.131                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/00)..........................................  2007      1.268          1.460             4,622
                                                       2006      1.252          1.268            62,390
                                                       2005      1.178          1.252            62,305
                                                       2004      1.118          1.178            57,806
                                                       2003      1.000          1.118                --

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.50% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102               --
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.454          1.628            7,451
                                                       2006      1.238          1.454           15,955
                                                       2005      1.112          1.238           15,965
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (12/99)............................................  2007      1.322          1.448            2,886
                                                       2006      1.230          1.322            2,891
                                                       2005      1.085          1.230            2,896
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (3/00).............................................  2007      1.234          1.264           39,116
                                                       2006      1.098          1.234           48,031
                                                       2005      1.064          1.098           40,942
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/00).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345               --
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (11/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (12/99)............................................  2007      1.373          1.573            4,408
                                                       2006      1.261          1.373            4,415
                                                       2005      1.107          1.261            4,424
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.547          1.741            3,308
                                                       2006      1.411          1.547            3,312
                                                       2005      1.226          1.411            3,317
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.205          1.219               --
                                                       2006      1.045          1.205               --
                                                       2005      1.000          1.045               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (4/00)........................  2007      1.175          1.274           10,423
                                                       2006      1.108          1.175           10,423
                                                       2005      1.084          1.108           10,423
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.957          2.458               --
                                                       2006      1.567          1.957           20,200
                                                       2005      1.260          1.567           20,213
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (4/00)...................................  2007      1.470          1.655           11,936
                                                       2006      1.241          1.470           11,943
                                                       2005      1.155          1.241           11,951
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (12/99)............................................  2007      1.231          1.218           27,732
                                                       2006      1.160          1.231           27,739
                                                       2005      1.065          1.160           27,746
                                                       2004      1.000          1.065               --

  LMPVET Appreciation Subaccount (Class I) (4/00)....  2007      1.202          1.271               --
                                                       2006      1.074          1.202               --
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.171          1.168               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.129          1.160          219,668
                                                       2006      1.048          1.129          219,668
                                                       2005      1.030          1.048          189,241
                                                       2004      1.000          1.030               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.181          1.173               --
                                                       2006      1.065          1.181               --
                                                       2005      1.038          1.065               --
                                                       2004      1.000          1.038               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPVET Equity Index Subaccount (Class II) (2/01)...  2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/01).............................................  2007      1.231          1.215               --
                                                       2006      1.080          1.231            9,129
                                                       2005      1.057          1.080            9,134
                                                       2004      1.000          1.057               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.244          1.273               --
                                                       2006      1.107          1.244               --
                                                       2005      1.066          1.107               --
                                                       2004      1.000          1.066               --

  LMPVET Investors Subaccount (Class I) (5/01).......  2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (10/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (3/01).............................................  2007      1.311          1.407           14,686
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (2/01).............................................  2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (5/01)...............  2007      1.174          1.148               --
                                                       2006      1.085          1.174               --
                                                       2005      1.084          1.085               --
                                                       2004      1.000          1.084               --

  LMPVIT Money Market Subaccount (7/00)..............  2007      1.016          1.039           91,346
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316           14,666
                                                       2005      1.168          1.195           14,679
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/01).........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266            8,894
                                                       2005      1.099          1.106            8,901
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           27,364
                                                       2005      1.160          1.224           20,818
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.418          1.420               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.289               --
                                                       2006      1.260          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.533          1.482           13,954
                                                       2006      1.400          1.533           13,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.262          1.112               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.082           10,510
                                                       2006      1.001          1.069               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.045           34,431
                                                       2006      1.002          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.165          1.272               --
                                                       2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.279          1.389               --
                                                       2006      1.296          1.279               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.695          1.769               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.452            4,773
                                                       2006      1.259          1.383            4,779

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008               --
                                                       2006      1.003          1.213               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.065          1.121           17,260

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.276               --
                                                       2006      1.108          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.203               --
                                                       2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.967            5,019
                                                       2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.036          1.072               --
                                                       2006      1.004          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.150          1.165               --
                                                       2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061           15,760
                                                       2006      1.002          1.054           15,771

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066              462
                                                       2006      1.002          1.053              464

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.202          1.221           21,714
                                                       2006      1.132          1.202           21,714

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.083               --
                                                       2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043           36,960
                                                       2005      1.067          1.062           36,983
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.056          1.120           39,406
                                                       2006      1.043          1.056           39,409
                                                       2005      1.043          1.043           23,897
                                                       2004      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424            3,585
                                                       2005      1.192          1.244            3,590
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (4/00)..........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.136               --
                                                       2005      1.000          1.072           13,915

  Travelers Managed Allocation Series: Conservative
  Subaccount (8/05)..................................  2006      1.025          1.025               --
                                                       2005      1.019          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.075               --
                                                       2005      1.002          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.059          1.101               --
                                                       2005      1.000          1.059              424

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (5/05).....................  2006      1.032          1.049               --
                                                       2005      1.000          1.032               --

  Travelers Managed Income Subaccount (5/01).........  2006      1.016          1.004               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (8/00).............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (6/00)....  2006      1.099          1.132               --
                                                       2005      1.095          1.099            7,334
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.168          1.259               --
                                                       2005      1.125          1.168            4,785
                                                       2004      1.000          1.125               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222           13,954
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (6/05)..  2006      1.056          1.108               --
                                                       2005      1.019          1.056               --

  Travelers Pioneer Strategic Income Subaccount
  (5/00).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (5/05)..................................  2006      1.129          1.296               --
                                                       2005      1.000          1.129               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260               --
                                                       2005      0.986          1.102               --

  Travelers Van Kampen Enterprise Subaccount (8/00)..  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (4/00)..........................................  2007      1.117          1.275            5,206
                                                       2006      1.114          1.117            5,206
                                                       2005      1.058          1.114            5,206
                                                       2004      1.000          1.058               --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION




               FOR METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.55%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.266          1.323                --
                                                       2005      1.229          1.266             9,913
                                                       2004      1.122          1.229             4,609
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.321          1.293                --
                                                       2005      1.168          1.321                --
                                                       2004      1.095          1.168                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.771          2.003           378,857
                                                       2006      1.494          1.771           422,203
                                                       2005      1.330          1.494           479,708
                                                       2004      1.190          1.330           400,538
                                                       2003      1.000          1.190            42,005

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.584          1.752         1,947,152
                                                       2006      1.459          1.584         2,033,562
                                                       2005      1.275          1.459         2,116,122
                                                       2004      1.151          1.275         1,285,673
                                                       2003      1.000          1.151           254,192

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.476          1.527         2,198,855
                                                       2006      1.301          1.476         2,393,571
                                                       2005      1.249          1.301         2,389,748
                                                       2004      1.149          1.249         1,589,364
                                                       2003      1.000          1.149           227,254

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.571          1.555                --
                                                       2005      1.350          1.571            17,457
                                                       2004      1.147          1.350                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.564          2.042                --
                                                       2005      1.482          1.564             5,030
                                                       2004      1.145          1.482                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.311          1.425                --
                                                       2005      1.208          1.311             2,136
                                                       2004      1.074          1.208                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.308          1.458                --
                                                       2005      1.206          1.308            54,084
                                                       2004      1.067          1.206            20,057
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.641          1.899           501,304
                                                       2006      1.494          1.641           522,604
                                                       2005      1.298          1.494           394,637
                                                       2004      1.143          1.298            52,591
                                                       2003      1.000          1.143            24,487

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.895          2.152           211,339
                                                       2006      1.712          1.895           216,298
                                                       2005      1.473          1.712           188,340
                                                       2004      1.200          1.473            68,250
                                                       2003      1.000          1.200            38,077

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.224          1.250            85,040
                                                       2006      1.051          1.224            87,283
                                                       2005      1.028          1.051            39,493

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.448          1.586           207,303
                                                       2006      1.353          1.448           208,841
                                                       2005      1.312          1.353           210,472
                                                       2004      1.195          1.312           253,598
                                                       2003      1.000          1.195            14,061

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.352          1.576                --
                                                       2005      1.242          1.352           342,680
                                                       2004      1.120          1.242           111,096
                                                       2003      1.000          1.120            36,855

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.459          3.118           172,154
                                                       2006      1.950          2.459           162,784
                                                       2005      1.554          1.950           203,708
                                                       2004      1.265          1.554            36,684
                                                       2003      1.000          1.265                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.783          2.027           269,255
                                                       2006      1.491          1.783           311,088
                                                       2005      1.375          1.491           320,922
                                                       2004      1.178          1.375            63,124
                                                       2003      1.000          1.178                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.425          1.709                --
                                                       2005      1.329          1.425           136,463
                                                       2004      1.164          1.329             7,952
                                                       2003      1.000          1.164                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.670          2.002            21,248
                                                       2006      1.497          1.670            21,248
                                                       2005      1.357          1.497             9,669
                                                       2004      1.144          1.357                --
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.362          1.529                --
                                                       2005      1.330          1.362            61,287
                                                       2004      1.175          1.330             5,180
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.293          1.376                --
                                                       2006      1.223          1.293                --
                                                       2005      1.168          1.223                --
                                                       2004      1.153          1.168                --
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.451          1.450           559,773
                                                       2006      1.354          1.451           610,772
                                                       2005      1.232          1.354           571,526
                                                       2004      1.138          1.232           344,503
                                                       2003      1.000          1.138           137,904

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.395          1.489           585,046
                                                       2006      1.234          1.395           595,993
                                                       2005      1.202          1.234           561,913
                                                       2004      1.122          1.202           406,156
                                                       2003      1.000          1.122            22,558

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.379          1.376           197,938

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.260          1.307         1,915,401
                                                       2006      1.158          1.260         1,754,295
                                                       2005      1.128          1.158         1,856,659
                                                       2004      1.091          1.128         1,328,505
                                                       2003      1.000          1.091            77,813

  LMPVET Capital Subaccount (10/02)..................  2007      1.377          1.381         1,279,430
                                                       2006      1.231          1.377         1,500,840
                                                       2005      1.188          1.231         1,788,724
                                                       2004      1.131          1.188         1,341,726
                                                       2003      1.000          1.131           184,912

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.282          1.344           144,817
                                                       2006      1.104          1.282            37,066
                                                       2005      1.123          1.104            35,460
                                                       2004      1.104          1.123                --
                                                       2003      1.000          1.104                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.430          1.477           264,996
                                                       2006      1.261          1.430           367,996
                                                       2005      1.229          1.261           350,374
                                                       2004      1.132          1.229           172,339
                                                       2003      1.000          1.132            30,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.481          1.476           291,171
                                                       2006      1.287          1.481           199,573
                                                       2005      1.248          1.287           210,593
                                                       2004      1.171          1.248           166,277
                                                       2003      1.000          1.171            42,225

  LMPVET Global Equity Subaccount (10/02)............  2007      1.476          1.524           638,312
                                                       2006      1.301          1.476           684,479
                                                       2005      1.240          1.301           693,875
                                                       2004      1.142          1.240           397,332
                                                       2003      1.000          1.142                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.526          1.561            12,190
                                                       2006      1.310          1.526            12,144
                                                       2005      1.249          1.310            11,994
                                                       2004      1.149          1.249             2,893
                                                       2003      1.000          1.149                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.235          1.280           339,018
                                                       2006      1.199          1.235           367,703
                                                       2005      1.157          1.199           405,906
                                                       2004      1.171          1.157           150,328
                                                       2003      1.000          1.171            76,777

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.522          1.605             9,633
                                                       2006      1.346          1.522             9,950
                                                       2005      1.262          1.346            12,390
                                                       2004      1.161          1.262            18,996
                                                       2003      1.000          1.161            14,157

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.332          1.358                --
                                                       2006      1.205          1.332           198,376
                                                       2005      1.182          1.205           200,295
                                                       2004      1.125          1.182           201,745
                                                       2003      1.000          1.125            27,801

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.611          1.744            30,532
                                                       2006      1.451          1.611            26,736
                                                       2005      1.404          1.451            26,742
                                                       2004      1.239          1.404            23,832
                                                       2003      1.000          1.239            20,816

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.028          1.026           421,226
                                                       2006      1.003          1.028           646,188
                                                       2005      0.995          1.003           783,523
                                                       2004      0.999          0.995           545,645
                                                       2003      1.000          0.999           100,362

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.167          1.172            72,223
                                                       2006      1.124          1.167           135,234
                                                       2005      1.114          1.124           197,303
                                                       2004      1.059          1.114           206,006
                                                       2003      1.000          1.059            31,509

  LMPVIT High Income Subaccount (11/99)..............  2007      1.325          1.309           347,112
                                                       2006      1.213          1.325           337,944
                                                       2005      1.200          1.213           416,550
                                                       2004      1.104          1.200           277,946
                                                       2003      1.000          1.104             3,470

  LMPVIT Money Market Subaccount (11/99).............  2007      1.032          1.066         1,380,339
                                                       2006      1.002          1.032         1,454,418
                                                       2005      0.989          1.002         1,231,934
                                                       2004      0.996          0.989           431,217
                                                       2003      1.000          0.996            11,254

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.617          1.726                --
                                                       2006      1.454          1.617            20,283
                                                       2005      1.408          1.454            20,614
                                                       2004      1.237          1.408             5,954
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.490          1.563                --
                                                       2006      1.281          1.490           104,082
                                                       2005      1.250          1.281           104,427
                                                       2004      1.172          1.250            70,783
                                                       2003      1.000          1.172            66,409

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.488          1.547                --
                                                       2006      1.289          1.488           184,211
                                                       2005      1.267          1.289           142,853
                                                       2004      1.143          1.267            85,538
                                                       2003      1.000          1.143            75,228

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.666          1.836                --
                                                       2006      1.507          1.666           276,285
                                                       2005      1.415          1.507           295,763
                                                       2004      1.158          1.415           137,212
                                                       2003      1.000          1.158             9,197

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.546          1.622                --
                                                       2006      1.460          1.546                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.608          1.621                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.356          1.322            25,100
                                                       2006      1.272          1.356            25,817

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.807          1.764           198,647
                                                       2006      1.639          1.807           184,187

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.595          2.048            41,829
                                                       2006      1.555          1.595            17,457

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.286          1.140               119

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.099           562,900
                                                       2006      1.001          1.076           444,127

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.062           438,740
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.346          1.483            24,786
                                                       2006      1.362          1.346            24,789

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.299          1.424            30,597
                                                       2006      1.308          1.299             9,415

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.025          2.127                --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.404          1.488           274,929
                                                       2006      1.270          1.404           241,705

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.221          1.024             9,273
                                                       2006      1.003          1.221            10,537

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.147          1.215           215,524

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.472          1.522            72,663
                                                       2006      1.368          1.472            72,975

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.178          1.300                --
                                                       2006      1.118          1.178                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.262          1.325           233,404
                                                       2006      1.218          1.262           259,037

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.983           266,330
                                                       2006      1.003          1.029           177,062

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.336          1.584            75,606
                                                       2006      1.368          1.336            75,606

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.072          1.120           554,839
                                                       2006      1.033          1.072           745,959

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.311          1.289             2,016
                                                       2006      1.275          1.311             2,024

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.321          1.351            17,886
                                                       2006      1.302          1.321            18,218

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.362          1.396           288,279
                                                       2006      1.327          1.362           323,791

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.061          1.078             9,484
                                                       2006      1.002          1.061            10,058

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.084                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.050          1.083           136,129
                                                       2006      1.002          1.050           143,088

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.084           222,127
                                                       2006      1.002          1.055           224,338

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.060          1.084            70,808
                                                       2006      1.002          1.060            71,018

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.328          1.362           515,584
                                                       2006      1.242          1.328           619,921

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.100           333,598
                                                       2006      0.996          1.051           352,579

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.149                --
                                                       2006      0.998          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.120          1.143                --
                                                       2006      1.130          1.120           358,757
                                                       2005      1.124          1.130           319,081
                                                       2004      1.048          1.124           123,851
                                                       2003      1.000          1.048            23,365

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.093          1.171         1,145,951
                                                       2006      1.070          1.093         1,215,883
                                                       2005      1.060          1.070         1,142,261
                                                       2004      1.027          1.060           817,340
                                                       2003      1.000          1.027           236,561

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.880          2.036                --
                                                       2006      1.495          1.880                --
                                                       2005      1.353          1.495                --
                                                       2004      1.183          1.353                --
                                                       2003      1.000          1.183             9,809

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.874          2.001                --
                                                       2006      1.623          1.874            50,176
                                                       2005      1.540          1.623            52,239
                                                       2004      1.239          1.540            20,094
                                                       2003      1.000          1.239            20,094

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.279          1.362                --
                                                       2005      1.194          1.279            24,792
                                                       2004      1.139          1.194            19,007
                                                       2003      1.000          1.139                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.263          1.327                --
                                                       2005      1.228          1.263           394,333
                                                       2004      1.135          1.228           325,993
                                                       2003      1.000          1.135            69,396

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.264          1.302                --
                                                       2005      1.181          1.264            14,609
                                                       2004      1.126          1.181             5,191
                                                       2003      1.000          1.126             5,614

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.078          1.146                --
                                                       2005      1.007          1.078                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.084                --
                                                       2005      1.000          1.046           173,944

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      0.999          1.065            26,645

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.038          1.058                --
                                                       2005      1.008          1.038                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.042          1.033                --
                                                       2005      1.044          1.042           793,924
                                                       2004      1.031          1.044           206,790
                                                       2003      1.000          1.031            27,413

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.375          1.460                --
                                                       2005      1.246          1.375                --
                                                       2004      1.092          1.246                --
                                                       2003      1.000          1.092                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.293          1.368                --
                                                       2005      1.274          1.293            75,606
                                                       2004      1.134          1.274                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.202          1.242                --
                                                       2005      1.186          1.202           612,546
                                                       2004      1.081          1.186           397,389
                                                       2003      1.000          1.081            16,891

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.175          1.270                --
                                                       2005      1.121          1.175           250,194
                                                       2004      0.994          1.121            30,121

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.427          1.639                --
                                                       2005      1.323          1.427           257,082
                                                       2004      1.161          1.323            31,915
                                                       2003      1.000          1.161             2,995

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.290          1.368                --
                                                       2005      1.236          1.290            73,004
                                                       2004      1.129          1.236             7,358
                                                       2003      1.000          1.129             6,024

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.206          1.218                --
                                                       2005      1.181          1.206           212,582
                                                       2004      1.081          1.181            35,789
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.220          1.273                --
                                                       2005      1.214          1.220             3,506
                                                       2004      1.119          1.214                --
                                                       2003      1.000          1.119                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.308                --
                                                       2005      1.032          1.136             9,415

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.109          1.272                --
                                                       2005      1.000          1.109             9,646

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.228          1.275                --
                                                       2005      1.157          1.228               893
                                                       2004      1.131          1.157               896
                                                       2003      1.000          1.131                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.268          1.460                --
                                                       2006      1.252          1.268                --
                                                       2005      1.178          1.252             2,191
                                                       2004      1.118          1.178            39,155
                                                       2003      1.000          1.118             2,197

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.50% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.102          1.148               --
                                                       2005      1.080          1.102           18,757
                                                       2004      1.000          1.080               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.184          1.148               --
                                                       2005      1.057          1.184               --
                                                       2004      1.000          1.057               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.454          1.628            3,829
                                                       2006      1.238          1.454            3,838
                                                       2005      1.112          1.238              686
                                                       2004      1.000          1.112               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.322          1.448           16,160
                                                       2006      1.230          1.322           16,452
                                                       2005      1.085          1.230            5,824
                                                       2004      1.000          1.085               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.234          1.264            4,504
                                                       2006      1.098          1.234            4,514
                                                       2005      1.064          1.098              780
                                                       2004      1.000          1.064               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.347          1.329               --
                                                       2005      1.168          1.347               --
                                                       2004      1.000          1.168               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.345          1.740               --
                                                       2005      1.287          1.345            5,334
                                                       2004      1.000          1.287               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.199          1.300               --
                                                       2005      1.116          1.199               --
                                                       2004      1.000          1.116               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.201          1.335               --
                                                       2005      1.118          1.201               --
                                                       2004      1.000          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.373          1.573           11,039
                                                       2006      1.261          1.373           11,477
                                                       2005      1.107          1.261           12,007
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.547          1.741            3,002
                                                       2006      1.411          1.547            3,122
                                                       2005      1.226          1.411               --
                                                       2004      1.000          1.226               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.205          1.219            4,076
                                                       2006      1.045          1.205               --
                                                       2005      1.027          1.045               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.175          1.274               --
                                                       2006      1.108          1.175               --
                                                       2005      1.084          1.108               --
                                                       2004      1.000          1.084               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.185          1.369               --
                                                       2005      1.099          1.185               --
                                                       2004      1.000          1.099               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.957          2.458               --
                                                       2006      1.567          1.957               --
                                                       2005      1.260          1.567               --
                                                       2004      1.000          1.260               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.470          1.655            5,305
                                                       2006      1.241          1.470            5,516
                                                       2005      1.155          1.241               --
                                                       2004      1.000          1.155               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.188          1.411               --
                                                       2005      1.119          1.188               --
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.363          1.619               --
                                                       2006      1.234          1.363               --
                                                       2005      1.129          1.234               --
                                                       2004      1.000          1.129               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.141          1.271               --
                                                       2005      1.125          1.141               --
                                                       2004      1.000          1.125               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.113          1.181               --
                                                       2006      1.063          1.113               --
                                                       2005      1.025          1.063               --
                                                       2004      1.000          1.025               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.218            3,946
                                                       2006      1.160          1.231               --
                                                       2005      1.065          1.160               --
                                                       2004      1.000          1.065               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.202          1.271            6,240
                                                       2006      1.074          1.202            6,488
                                                       2005      1.056          1.074               --
                                                       2004      1.000          1.056               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.171          1.168               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.129          1.160               --
                                                       2006      1.048          1.129               --
                                                       2005      1.030          1.048               --
                                                       2004      1.000          1.030               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.181          1.173           16,923
                                                       2006      1.065          1.181           16,933
                                                       2005      1.038          1.065           16,944
                                                       2004      1.000          1.038               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.137          1.180               --
                                                       2006      0.988          1.137               --
                                                       2005      1.015          0.988               --
                                                       2004      1.000          1.015               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.220          1.249               --
                                                       2006      1.087          1.220               --
                                                       2005      1.069          1.087               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.215               --
                                                       2006      1.080          1.231               --
                                                       2005      1.057          1.080               --
                                                       2004      1.000          1.057               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.244          1.273           10,983
                                                       2006      1.107          1.244           10,989
                                                       2005      1.066          1.107           10,997
                                                       2004      1.000          1.066               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.293          1.310               --
                                                       2006      1.121          1.293               --
                                                       2005      1.079          1.121               --
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.036          1.064               --
                                                       2006      1.015          1.036               --
                                                       2005      0.989          1.015               --
                                                       2004      1.000          0.989               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.294          1.352               --
                                                       2006      1.155          1.294               --
                                                       2005      1.094          1.155               --
                                                       2004      1.000          1.094               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.141          1.154               --
                                                       2006      1.042          1.141               --
                                                       2005      1.032          1.042               --
                                                       2004      1.000          1.032               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.311          1.407               --
                                                       2006      1.192          1.311               --
                                                       2005      1.165          1.192               --
                                                       2004      1.000          1.165               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          0.999               --
                                                       2006      0.995          1.011               --
                                                       2005      0.997          0.995               --
                                                       2004      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.100          1.094               --
                                                       2006      1.070          1.100               --
                                                       2005      1.069          1.070               --
                                                       2004      1.000          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.174          1.148               --
                                                       2006      1.085          1.174               --
                                                       2005      1.084          1.085               --
                                                       2004      1.000          1.084               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.016          1.039               --
                                                       2006      0.995          1.016               --
                                                       2005      0.993          0.995               --
                                                       2004      1.000          0.993               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.316          1.400               --
                                                       2006      1.195          1.316               --
                                                       2005      1.168          1.195               --
                                                       2004      1.000          1.168               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.235          1.292               --
                                                       2006      1.072          1.235               --
                                                       2005      1.056          1.072               --
                                                       2004      1.000          1.056               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.266          1.311               --
                                                       2006      1.106          1.266               --
                                                       2005      1.099          1.106               --
                                                       2004      1.000          1.099               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.340          1.473               --
                                                       2006      1.224          1.340           19,227
                                                       2005      1.160          1.224           19,889
                                                       2004      1.000          1.160               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.430               --
                                                       2006      1.299          1.368            7,396

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.418          1.420            7,112

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.335          1.289            3,541
                                                       2006      1.260          1.335               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.533          1.482            6,137
                                                       2006      1.400          1.533               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.354          1.723               --
                                                       2006      1.329          1.354               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.262          1.112               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.082           36,027
                                                       2006      1.001          1.069           20,849

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.065          1.045           23,505
                                                       2006      1.015          1.065               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.165          1.272               --
                                                       2006      1.187          1.165               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.279          1.389               --
                                                       2006      1.296          1.279               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.695          1.769               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.383          1.452               --
                                                       2006      1.259          1.383               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.213          1.008            7,090
                                                       2006      1.003          1.213            7,371

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.065          1.121            5,540

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.277          1.307               --
                                                       2006      1.195          1.277               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.160          1.276               --
                                                       2006      1.108          1.160               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.156          1.203               --
                                                       2006      1.123          1.156               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.967               --
                                                       2006      1.003          1.023               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.104          1.296               --
                                                       2006      1.137          1.104               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.036          1.072            7,490
                                                       2006      1.004          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.152          1.122               --
                                                       2006      1.127          1.152               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.150          1.165               --
                                                       2006      1.141          1.150               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.199          1.217               --
                                                       2006      1.176          1.199               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.061            6,485
                                                       2006      1.002          1.054            6,489

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.036          1.067               --
                                                       2006      1.001          1.036               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.043          1.066               --
                                                       2006      1.002          1.043               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.048          1.067               --
                                                       2006      1.002          1.048               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.053          1.066               --
                                                       2006      1.002          1.053               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.202          1.221           15,067
                                                       2006      1.132          1.202           15,665

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.083               --
                                                       2006      0.996          1.045               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.062          1.131               --
                                                       2006      0.998          1.062               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.043          1.061               --
                                                       2006      1.062          1.043            5,543
                                                       2005      1.067          1.062            5,547
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.056          1.120            8,565
                                                       2006      1.043          1.056            8,906
                                                       2005      1.043          1.043               --
                                                       2004      1.000          1.043               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.579          1.704               --
                                                       2006      1.267          1.579               --
                                                       2005      1.158          1.267               --
                                                       2004      1.000          1.158               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.424          1.516               --
                                                       2006      1.244          1.424               --
                                                       2005      1.192          1.244               --
                                                       2004      1.000          1.192               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.118          1.187               --
                                                       2005      1.054          1.118               --
                                                       2004      1.000          1.054               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.122          1.176               --
                                                       2005      1.101          1.122               --
                                                       2004      1.000          1.101               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.111          1.141               --
                                                       2005      1.048          1.111               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.136               --
                                                       2005      1.007          1.072            5,724

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.025               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.075               --
                                                       2005      1.000          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.059          1.101               --
                                                       2005      0.999          1.059               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.032          1.049               --
                                                       2005      1.007          1.032               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.016          1.004               --
                                                       2005      1.028          1.016               --
                                                       2004      1.000          1.028               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.227          1.299               --
                                                       2005      1.123          1.227               --
                                                       2004      1.000          1.123               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.078          1.137               --
                                                       2005      1.073          1.078               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.099          1.132               --
                                                       2005      1.095          1.099           16,388
                                                       2004      1.000          1.095               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.168          1.259               --
                                                       2005      1.125          1.168               --
                                                       2004      1.002          1.125               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.222          1.400               --
                                                       2005      1.144          1.222               --
                                                       2004      1.000          1.144               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.129          1.195               --
                                                       2005      1.092          1.129               --
                                                       2004      1.000          1.092               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.056          1.108               --
                                                       2005      1.000          1.056               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.115          1.123               --
                                                       2005      1.103          1.115               --
                                                       2004      1.000          1.103               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.092          1.136               --
                                                       2005      1.097          1.092               --
                                                       2004      1.000          1.097               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.129          1.296               --
                                                       2005      1.031          1.129               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.102          1.260               --
                                                       2005      1.000          1.102               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.089          1.127               --
                                                       2005      1.036          1.089               --
                                                       2004      1.000          1.036               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.117          1.275               --
                                                       2006      1.114          1.117               --
                                                       2005      1.058          1.114               --
                                                       2004      1.000          1.058               --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts Owners in payout phase, where appropriate.


If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-MET/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-MET/AIM Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.


Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.




Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.





Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------





                ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Certain Underlying Funds were subject to a merger, substitution or other change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and new name of the trust of which the Underlying Fund is a part.



UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Capital
     Discipline Portfolio -- All Cap Growth         Portfolio
     and Value
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  Legg Mason Partners Variable Multiple          Legg Mason Partners Variable Global Equity
     Discipline Portfolio -- Global All Cap         Portfolio
     Growth and Value
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The following former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST      LEGG MASON PARTNERS VARIABLE EQUITY TRUST
     Legg Mason Partners Variable Multiple     Legg Mason Partners Variable Appreciation
       Discipline Portfolio -- Large Cap            Portfolio -- Class II
       Growth and Value
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A




UNDERLYING FUND SUBSTITUTIONS


The following new Underlying Funds were substituted for the former Underlying Funds.




            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE          MET INVESTORS SERIES TRUST
  PRODUCTS TRUST
  Templeton Developing Markets Securities      MFS(R) Emerging Markets Equity
     Fund -- Class 2                                Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Strategic Growth Portfolio -- Class I        Jennison Growth Portfolio -- Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------




                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein are not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------




               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and MetLife Insurance Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:


          The Insurance Company

          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Federal Tax Considerations

          Independent Registered Public Accounting Firm



          Financial Statements


Copies of the Statement of Additional Information dated April 28, 2008 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to MetLife Insurance Company of Connecticut, P.O. Box 10366, Des Moines, IA 50306-0366. For the Statement of Additional Information for the contracts issued by the former MetLife Life and Annuity Company of Connecticut please request MLAC-Book-05-09-86.


Name: -------------------------------------------------

Address: ----------------------------------------------

CHECK BOX:




[ ] MLAC-Book-05-09-86

                                  VINTAGE XTRA
                            VINTAGE XTRA (SERIES II)
                            PORTFOLIO ARCHITECT XTRA


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                 APRIL 28, 2008


                                       FOR

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contracts") offered by MetLife Insurance Company of Connecticut (the "Company", "we" or "our").



This SAI is not a prospectus but relates to, and should be read in conjunction with the Prospectus dated April 28, 2008. A copy of the Individual Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Investor Services, P.O. Box 103666, Des Moines, IA 50306-0366 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS


                                                                                 ITEM
                                                                                 ----

THE INSURANCE COMPANY..........................................................     2

PRINCIPAL UNDERWRITER..........................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT..............................     2

VALUATION OF ASSETS............................................................     4

FEDERAL TAX CONSIDERATIONS.....................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..................................     8

CONDENSED FINANCIAL INFORMATION--Vintage XTRA..................................     9

CONDENSED FINANCIAL INFORMATION--Vintage Xtra (Series II)......................   160

CONDENSED FINANCIAL INFORMATION--Portfolio Architect XTRA......................   322
FINANCIAL STATEMENTS...........................................................     1

                              THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. Prior to May 1, 2006, the Company was known as The Travelers Insurance Company. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007, all Contracts were issued by MetLife Life and Annuity Company of Connecticut ("MLACC"), a stock life insurance company chartered in 1973 in Connecticut. Prior to May 1, 2006, MLACC was known as The Travelers Life and Annuity Company. On December 7, 2007, MLACC, an indirect wholly-owned subsidiary of MetLife, Inc. and a direct wholly-owned subsidiary of the Company, merged with and into the Company. Upon consummation of the merger, MLACC's separate corporate existence ceased by operation of law, and the Company assumed legal ownership of all of the assets of MLACC, including the Separate Account and its assets. As a result of the merger, the Company also has become responsible for all of MLACC's liabilities and obligations, including those created under Contracts initially issued by MLACC and outstanding on the date of the merger. Such Contracts have thereby become variable contracts funded by a separate account of the Company, and each Owner thereof has become a contract owner of the Company.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                           COMPANY(+)                        DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007............................            $128,229,602                           $0

2006............................            $ 62,664,480                           $0

2005............................            $ 90,942,874                           $0




(+)MLACC merged with and into the Company on December 7, 2007. Underwriting commissions paid before that date were paid by MLACC.


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

CALCULATION OF MONEY MARKET YIELD

From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:


           Effective Yield = ((Base Return + 1) to the power of (365 / 7)) -- 1


Where:

Base Return = (AUV Change -- Contract Charge Adjustment) / Prior AUV.

AUV Change = Current AUV -- Prior AUV.

Contract Charge Adjustment = Average AUV * Period Charge.

Average AUV = (Current AUV + Prior AUV) / 2.

Period Charge = Annual Contract Fee * (7/365).

Prior AUV = Unit value as of 7 days prior.

Current AUV = Unit value as of the reporting period (last day of the month).

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:

Base Return = AUV Change / Prior AUV

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1(st) of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any contribution limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make contributions, which in some cases may be deductible, to an individual retirement annuity (IRA). The applicable limit is $4,000 for calendar year 2007, $5,000 for 2008, and may be indexed for inflation in future years. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.


The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $46,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.


SIMPLE PLAN IRA FORM


Employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit is $10,500 in 2008 (which may be indexed for inflation for future years). (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.


ROTH IRAS

Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.


The annual limits that apply to the amounts that may be contributed to a defined contribution plan for 2008 is $46,000. The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") is $15,500 in 2008. The annual limit may be indexed for inflation in future years. Additional "catch-up contributions" may be made by individuals age 50 or over.


Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS


Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($15,500 in 2008).


Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the close of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

     (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

     (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

     (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

     (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S. citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.

                 CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA

--------------------------------------------------------------------------------




The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080            21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                --
                                                       2005      0.777          0.808            26,568
                                                       2004      0.747          0.777            26,582
                                                       2003      0.607          0.747            47,692
                                                       2002      0.884          0.607            66,257
                                                       2001      1.000          0.884            38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                --
                                                       2005      1.121          1.154                --
                                                       2004      1.024          1.121                --
                                                       2003      0.787          1.024                --
                                                       2002      1.000          0.787                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733                --
                                                       2005      0.663          0.749           587,791
                                                       2004      0.622          0.663           435,517
                                                       2003      0.512          0.622           526,492
                                                       2002      0.752          0.512           553,711
                                                       2001      1.000          0.752           472,388

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.651           155,396
                                                       2006      1.233          1.461           378,365
                                                       2005      1.098          1.233           362,506
                                                       2004      0.983          1.098           259,242
                                                       2003      0.738          0.983           186,566
                                                       2002      0.879          0.738           225,675
                                                       2001      1.000          0.879            39,649

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.351          1.493           655,341
                                                       2006      1.245          1.351           832,088
                                                       2005      1.089          1.245           817,588
                                                       2004      0.984          1.089           822,055
                                                       2003      0.731          0.984           716,651
                                                       2002      0.983          0.731           665,207
                                                       2001      1.000          0.983           507,376

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.489          1.539           413,323
                                                       2006      1.314          1.489           506,326
                                                       2005      1.261          1.314           593,898
                                                       2004      1.161          1.261           692,311
                                                       2003      0.891          1.161           677,603
                                                       2002      1.109          0.891           637,610
                                                       2001      1.000          1.109           176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663                --
                                                       2005      0.576          0.670            61,171
                                                       2004      0.490          0.576             5,194
                                                       2003      0.398          0.490             5,201
                                                       2002      0.540          0.398            73,462
                                                       2001      0.635          0.540            63,779

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.325          3.034                --
                                                       2005      2.204          2.325            68,548
                                                       2004      1.704          2.204            68,141
                                                       2003      1.292          1.704            62,491
                                                       2002      1.256          1.292            39,432
                                                       2001      1.147          1.256             6,450

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                --
                                                       2005      1.207          1.309                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                --
                                                       2005      1.205          1.306            19,564
                                                       2004      1.067          1.205            14,089
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.458          1.686            57,905
                                                       2006      1.328          1.458            25,365
                                                       2005      1.155          1.328            25,383
                                                       2004      1.017          1.155           117,221
                                                       2003      0.805          1.017           114,696
                                                       2002      0.903          0.805            36,293
                                                       2001      1.000          0.903            81,469

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213            48,181
                                                       2006      1.763          1.950            38,034
                                                       2005      1.518          1.763            41,237
                                                       2004      1.237          1.518            44,749
                                                       2003      0.909          1.237            53,053
                                                       2002      1.027          0.909            16,792

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.223          1.249           196,279
                                                       2006      1.051          1.223            24,308
                                                       2005      1.028          1.051            25,265

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.924          1.011            90,682
                                                       2006      0.864          0.924            97,574
                                                       2005      0.837          0.864           101,968
                                                       2004      0.763          0.837           106,831
                                                       2003      0.565          0.763           108,362
                                                       2002      0.805          0.565            63,012
                                                       2001      1.000          0.805            11,089

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                --
                                                       2005      1.152          1.253            84,767
                                                       2004      1.039          1.152            61,625
                                                       2003      0.844          1.039            80,317
                                                       2002      1.000          0.844            63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556             4,300
                                                       2006      2.226          2.806             6,366
                                                       2005      1.775          2.226                --
                                                       2004      1.446          1.775                --
                                                       2003      1.000          1.446                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.392          1.582           571,459
                                                       2006      1.165          1.392           629,814
                                                       2005      1.074          1.165           643,897
                                                       2004      0.921          1.074           490,264
                                                       2003      0.708          0.921           362,736
                                                       2002      0.883          0.708           363,371
                                                       2001      1.000          0.883           372,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                --
                                                       2005      1.174          1.258            22,978
                                                       2004      1.028          1.174                --
                                                       2003      0.791          1.028                --
                                                       2002      0.980          0.791                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.548          0.657                --
                                                       2006      0.492          0.548                --
                                                       2005      0.446          0.492                --
                                                       2004      0.376          0.446             4,188
                                                       2003      0.283          0.376             4,654
                                                       2002      0.401          0.283             5,449
                                                       2001      1.000          0.401            37,119

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                --
                                                       2005      1.508          1.544             3,347
                                                       2004      1.334          1.508            65,979
                                                       2003      1.000          1.334            62,628

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                --
                                                       2006      0.901          0.952                --
                                                       2005      0.861          0.901                --
                                                       2004      0.851          0.861                --
                                                       2003      0.644          0.851                --
                                                       2002      0.893          0.644                --
                                                       2001      1.000          0.893                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.455           373,650
                                                       2006      1.360          1.456           405,494
                                                       2005      1.238          1.360           451,277
                                                       2004      1.144          1.238           557,887
                                                       2003      0.864          1.144           580,565
                                                       2002      1.304          0.864           639,967
                                                       2001      1.000          1.304           665,934

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.197          1.277            52,880
                                                       2006      1.060          1.197            53,599
                                                       2005      1.032          1.060            54,396
                                                       2004      0.964          1.032            80,910
                                                       2003      0.787          0.964            83,342
                                                       2002      0.969          0.787            81,729
                                                       2001      1.000          0.969            67,228

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.660          1.657            36,352

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.436          1.489           129,910
                                                       2006      1.321          1.436           131,093
                                                       2005      1.287          1.321           133,427
                                                       2004      1.245          1.287           133,489
                                                       2003      1.038          1.245           128,703
                                                       2002      1.000          1.038            11,625

  LMPVET Capital Subaccount (10/02)..................  2007      1.668          1.672            37,712
                                                       2006      1.492          1.668            40,543
                                                       2005      1.440          1.492            40,543
                                                       2004      1.372          1.440            21,787
                                                       2003      1.061          1.372                --
                                                       2002      1.000          1.061                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.916          0.960             6,000
                                                       2006      0.789          0.916             6,007
                                                       2005      0.804          0.789             6,016
                                                       2004      0.790          0.804             6,025
                                                       2003      0.650          0.790            26,689
                                                       2002      0.893          0.650            27,520
                                                       2001      1.000          0.893            18,613

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.994          1.026            49,310
                                                       2006      0.877          0.994            69,147
                                                       2005      0.855          0.877            67,852
                                                       2004      0.788          0.855           135,502
                                                       2003      0.627          0.788           143,048
                                                       2002      0.820          0.627            50,016
                                                       2001      1.000          0.820            18,820

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.549          1.544           469,731
                                                       2006      1.348          1.549           319,625
                                                       2005      1.307          1.348           392,782
                                                       2004      1.227          1.307           520,325
                                                       2003      0.899          1.227           514,487
                                                       2002      1.161          0.899           537,929
                                                       2001      1.000          1.161           394,244

  LMPVET Global Equity Subaccount (10/02)............  2007      1.793          1.851                --
                                                       2006      1.582          1.793            13,368
                                                       2005      1.508          1.582            13,393
                                                       2004      1.390          1.508            13,419
                                                       2003      1.074          1.390            13,448
                                                       2002      1.000          1.074                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.907          0.949            20,489
                                                       2006      0.732          0.907            22,807
                                                       2005      0.666          0.732            22,817
                                                       2004      0.574          0.666            22,828
                                                       2003      0.458          0.574            22,840
                                                       2002      0.626          0.458            22,854
                                                       2001      1.000          0.626            18,316

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.421          1.453           192,644
                                                       2006      1.221          1.421           228,253
                                                       2005      1.165          1.221           227,875
                                                       2004      1.072          1.165           243,422
                                                       2003      0.823          1.072           295,422
                                                       2002      1.087          0.823           166,026
                                                       2001      1.000          1.087           118,438

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.975          1.010           132,422
                                                       2006      0.947          0.975           185,933
                                                       2005      0.915          0.947           290,684
                                                       2004      0.926          0.915           280,446
                                                       2003      0.638          0.926           304,246
                                                       2002      0.861          0.638           314,292
                                                       2001      1.000          0.861           261,322

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.598          1.685            93,475
                                                       2006      1.414          1.598           116,456
                                                       2005      1.327          1.414           117,120
                                                       2004      1.221          1.327           139,054
                                                       2003      0.956          1.221           140,986
                                                       2002      1.201          0.956           170,504
                                                       2001      1.000          1.201           116,293

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.605          1.635                --
                                                       2006      1.453          1.605            36,352
                                                       2005      1.425          1.453            36,352
                                                       2004      1.357          1.425            26,947
                                                       2003      1.069          1.357                --
                                                       2002      1.000          1.069                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.559          1.688            14,594
                                                       2006      1.405          1.559            14,568
                                                       2005      1.361          1.405            15,629
                                                       2004      1.201          1.361            15,192
                                                       2003      0.820          1.201            13,436
                                                       2002      1.276          0.820            28,961
                                                       2001      1.000          1.276            15,650

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            55,141
                                                       2006      1.002          1.026            59,269
                                                       2005      0.994          1.002            59,269
                                                       2004      0.999          0.994                --
                                                       2003      1.000          0.999                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.284          1.288            78,704
                                                       2006      1.238          1.284           111,510
                                                       2005      1.226          1.238           117,393
                                                       2004      1.167          1.226           143,956
                                                       2003      1.061          1.167           138,958
                                                       2002      1.029          1.061            71,933
                                                       2001      1.000          1.029            19,815

  LMPVIT High Income Subaccount (11/99)..............  2007      1.249          1.233           236,204
                                                       2006      1.144          1.249           254,864
                                                       2005      1.133          1.144           257,876
                                                       2004      1.042          1.133           374,788
                                                       2003      0.830          1.042           443,505
                                                       2002      0.872          0.830           533,727
                                                       2001      1.000          0.872           245,081

  LMPVIT Money Market Subaccount (11/99).............  2007      1.097          1.132            43,161
                                                       2006      1.065          1.097            47,640
                                                       2005      1.052          1.065            50,261
                                                       2004      1.060          1.052            50,303
                                                       2003      1.070          1.060            50,347
                                                       2002      1.074          1.070           261,045
                                                       2001      1.000          1.074           429,755

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                --
                                                       2006      1.134          1.259             4,251
                                                       2005      1.098          1.134             4,254
                                                       2004      0.965          1.098            31,381
                                                       2003      0.691          0.965            37,499
                                                       2002      0.944          0.691            29,678
                                                       2001      1.000          0.944            13,580

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622                --
                                                       2006      1.330          1.546           389,440
                                                       2005      1.299          1.330           318,767
                                                       2004      1.219          1.299           364,905
                                                       2003      0.891          1.219           390,414
                                                       2002      1.208          0.891           338,073
                                                       2001      1.000          1.208           267,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.233          1.296                --
                                                       2006      1.059          1.233           106,014
                                                       2005      1.010          1.059           115,169
                                                       2004      0.928          1.010           130,827
                                                       2003      0.739          0.928           143,039
                                                       2002      1.007          0.739           159,945
                                                       2001      1.000          1.007           133,560

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                --
                                                       2006      1.400          1.616                --
                                                       2005      1.378          1.400                --
                                                       2004      1.243          1.378                --
                                                       2003      1.000          1.243                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                --
                                                       2006      1.636          1.807            51,049
                                                       2005      1.536          1.636            64,733
                                                       2004      1.258          1.536            50,181
                                                       2003      1.000          1.258            44,319

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051                --
                                                       2006      0.947          1.002            35,730

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.042          1.050            35,490

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321             5,535
                                                       2006      1.271          1.355                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.152          1.124         1,648,075
                                                       2006      1.046          1.152         1,554,940

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.680          0.872           165,196
                                                       2006      0.663          0.680            64,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             1,213

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.098            86,698
                                                       2006      1.001          1.076           126,066

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061            18,144
                                                       2006      1.015          1.072                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069                --
                                                       2006      0.982          0.971                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423                --
                                                       2006      1.307          1.298                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575            40,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485            10,677
                                                       2006      1.269          1.402                --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            68,018
                                                       2006      1.003          1.220           201,566

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211            79,484

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634                --
                                                       2006      1.471          1.582                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                --
                                                       2006      1.118          1.177                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.455          1.526            30,308
                                                       2006      1.404          1.455            54,184

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982            41,406
                                                       2006      1.003          1.029            33,372

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.588          0.697           133,836
                                                       2006      0.603          0.588           166,896

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.242          1.297            32,624
                                                       2006      1.196          1.242            65,987

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.747          0.735            51,129
                                                       2006      0.727          0.747            51,444

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.844          0.863           187,810
                                                       2006      0.832          0.844           214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.397           126,317
                                                       2006      1.330          1.364           177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077                --
                                                       2006      1.002          1.060                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083                --
                                                       2006      1.001          1.043                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082           235,067
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083            67,813
                                                       2006      1.002          1.054            67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083                --
                                                       2006      1.002          1.059                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.489          1.527           346,080
                                                       2006      1.393          1.489           370,563

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148           362,118
                                                       2006      0.998          1.069           407,590

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                --
                                                       2006      1.127          1.117             9,383
                                                       2005      1.122          1.127           101,465
                                                       2004      1.046          1.122             9,383
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328           256,667
                                                       2006      1.214          1.241           284,670
                                                       2005      1.204          1.214           350,967
                                                       2004      1.167          1.204           655,940
                                                       2003      1.129          1.167           668,500
                                                       2002      1.051          1.129           428,795
                                                       2001      1.000          1.051           133,797

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            11,352
                                                       2006      0.810          0.885            11,362
                                                       2005      0.767          0.810            11,374
                                                       2004      0.724          0.767            11,387
                                                       2003      0.558          0.724            34,347
                                                       2002      0.805          0.558            35,744
                                                       2001      1.000          0.805            20,652

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                --
                                                       2006      1.108          1.393           114,334
                                                       2005      1.003          1.108            13,188
                                                       2004      0.877          1.003            13,200
                                                       2003      0.694          0.877            12,398
                                                       2002      0.856          0.694            12,408
                                                       2001      1.000          0.856            12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                --
                                                       2006      1.685          1.945            92,301
                                                       2005      1.599          1.685           120,081
                                                       2004      1.288          1.599            62,695
                                                       2003      0.874          1.288            65,416
                                                       2002      1.087          0.874            99,145
                                                       2001      1.000          1.087            19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                --
                                                       2005      0.862          0.923                --
                                                       2004      0.823          0.862                --
                                                       2003      0.646          0.823            19,478
                                                       2002      0.863          0.646                --
                                                       2001      1.000          0.863                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330                --
                                                       2005      1.231          1.266           206,627
                                                       2004      1.138          1.231           220,797
                                                       2003      0.882          1.138           263,231
                                                       2002      1.041          0.882           179,228
                                                       2001      1.000          1.041           147,790

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832                --
                                                       2005      0.755          0.808           172,921
                                                       2004      0.720          0.755           180,057
                                                       2003      0.587          0.720           179,411
                                                       2002      0.773          0.587           177,655
                                                       2001      1.000          0.773           129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                --
                                                       2005      1.000          1.031                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                --
                                                       2005      0.999          1.065                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.208          1.196                --
                                                       2005      1.211          1.208            71,559
                                                       2004      1.196          1.211            79,135
                                                       2003      1.121          1.196            82,468
                                                       2002      1.115          1.121            92,965
                                                       2001      1.000          1.115            49,595

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947                --
                                                       2005      0.808          0.891            18,532
                                                       2004      0.709          0.808            19,382
                                                       2003      0.594          0.709            19,501
                                                       2002      0.807          0.594            18,731
                                                       2001      1.000          0.807            60,196

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603                --
                                                       2005      0.561          0.569           164,440
                                                       2004      0.500          0.561            43,464
                                                       2003      0.371          0.500            39,281
                                                       2002      0.736          0.371            34,171
                                                       2001      0.849          0.736            29,507

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393                --
                                                       2005      1.332          1.350           503,733
                                                       2004      1.214          1.332           536,015
                                                       2003      1.059          1.214           539,413
                                                       2002      1.136          1.059           498,176
                                                       2001      1.000          1.136           418,483

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                --
                                                       2005      1.121          1.174                --
                                                       2004      0.994          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048                --
                                                       2005      0.846          0.912            23,507
                                                       2004      0.743          0.846            23,976
                                                       2003      0.587          0.743            24,841
                                                       2002      0.685          0.587            25,850
                                                       2001      0.893          0.685            25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                --
                                                       2005      1.329          1.386                --
                                                       2004      1.215          1.329                --
                                                       2003      1.000          1.215                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.390          1.404                --
                                                       2005      1.363          1.390            72,521
                                                       2004      1.248          1.363            15,251
                                                       2003      1.061          1.248            25,250
                                                       2002      1.018          1.061            27,197
                                                       2001      1.033          1.018             8,403

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766                --
                                                       2005      0.731          0.734            58,711
                                                       2004      0.674          0.731            95,314
                                                       2003      0.517          0.674           219,977
                                                       2002      0.790          0.517           213,950
                                                       2001      1.000          0.790           300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                --
                                                       2005      1.032          1.136                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.701          0.727                --
                                                       2005      0.660          0.701            51,456
                                                       2004      0.646          0.660            51,474
                                                       2003      0.522          0.646            51,815
                                                       2002      0.752          0.522            53,325
                                                       2001      1.000          0.752            74,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.785          0.903           257,998
                                                       2006      0.775          0.785           258,010
                                                       2005      0.730          0.775           274,148
                                                       2004      0.693          0.730           274,208
                                                       2003      0.553          0.693           393,232
                                                       2002      0.832          0.553           393,325
                                                       2001      1.000          0.832           422,164






               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            317,819

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808            612,796
                                                       2004      0.747          0.777            622,723
                                                       2003      0.607          0.747            669,878
                                                       2002      0.884          0.607            647,408
                                                       2001      1.000          0.884            672,046

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.154          1.206                 --
                                                       2005      1.121          1.154            674,921
                                                       2004      1.024          1.121            683,668
                                                       2003      0.787          1.024            644,830
                                                       2002      1.000          0.787            210,350

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         14,626,122
                                                       2004      0.620          0.661         17,458,468
                                                       2003      0.511          0.620         20,231,448
                                                       2002      0.750          0.511         23,790,186
                                                       2001      0.923          0.750         29,036,887
                                                       2000      1.127          0.923         28,034,507
                                                       1999      1.000          1.127          5,273,207

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.457          1.647         19,183,765
                                                       2006      1.229          1.457         19,776,634
                                                       2005      1.095          1.229         19,285,993
                                                       2004      0.980          1.095         19,534,649
                                                       2003      0.736          0.980         19,281,519
                                                       2002      0.877          0.736         18,146,401
                                                       2001      1.039          0.877         18,176,320
                                                       2000      1.301          1.039         17,191,023
                                                       1999      1.000          1.301          1,335,904

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.347          1.489         30,203,794
                                                       2006      1.242          1.347         33,918,597
                                                       2005      1.086          1.242         36,160,240
                                                       2004      0.981          1.086         37,953,580
                                                       2003      0.728          0.981         39,131,474
                                                       2002      0.980          0.728         37,722,692
                                                       2001      1.217          0.980         38,023,813
                                                       2000      1.183          1.217         27,954,276
                                                       1999      1.000          1.183          4,513,981

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.485          1.535         26,356,379
                                                       2006      1.310          1.485         29,002,433
                                                       2005      1.258          1.310         30,202,180
                                                       2004      1.158          1.258         31,453,754
                                                       2003      0.888          1.158         31,844,180
                                                       2002      1.105          0.888         29,371,372
                                                       2001      1.095          1.105         27,111,322
                                                       2000      1.031          1.095         18,696,964
                                                       1999      1.000          1.031          2,847,709

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          2,658,924
                                                       2004      0.489          0.575          2,729,895
                                                       2003      0.398          0.489          2,896,937
                                                       2002      0.539          0.398          4,241,626
                                                       2001      0.741          0.539          5,279,528
                                                       2000      0.928          0.741          4,763,562

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            285,298
                                                       2004      1.701          2.200            209,914
                                                       2003      1.290          1.701            223,691
                                                       2002      1.254          1.290            468,581
                                                       2001      1.171          1.254            208,173
                                                       2000      1.042          1.171            156,666

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            213,917
                                                       2004      1.074          1.207             62,688
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            146,198
                                                       2004      1.067          1.205             47,630
                                                       2003      1.000          1.067             15,770

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.454          1.682          8,218,946
                                                       2006      1.324          1.454          8,624,885
                                                       2005      1.151          1.324          9,121,839
                                                       2004      1.014          1.151          8,727,904
                                                       2003      0.803          1.014          8,962,714
                                                       2002      0.901          0.803          9,326,096
                                                       2001      1.045          0.901          9,656,771
                                                       2000      1.138          1.045         10,233,244
                                                       1999      1.000          1.138          3,185,580

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213          1,653,101
                                                       2006      1.763          1.950          1,788,070
                                                       2005      1.518          1.763          1,983,789
                                                       2004      1.237          1.518          1,776,115
                                                       2003      0.909          1.237          1,361,791
                                                       2002      1.027          0.909            910,419

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.223          1.249          1,595,696
                                                       2006      1.051          1.223          1,286,694
                                                       2005      1.028          1.051            727,079

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.921          1.009          3,911,725
                                                       2006      0.861          0.921          4,382,956
                                                       2005      0.835          0.861          5,253,374
                                                       2004      0.761          0.835          6,096,216
                                                       2003      0.564          0.761          7,092,605
                                                       2002      0.803          0.564          7,343,903
                                                       2001      0.963          0.803          7,990,242
                                                       2000      1.172          0.963          7,481,600
                                                       1999      1.000          1.172          1,075,985

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,085,945
                                                       2004      1.039          1.152          1,872,962
                                                       2003      0.844          1.039          1,312,095
                                                       2002      1.000          0.844            528,176

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556          1,067,643
                                                       2006      2.226          2.806          1,367,536
                                                       2005      1.775          2.226            753,422
                                                       2004      1.446          1.775            431,376
                                                       2003      1.000          1.446            176,686

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.388          1.577          6,656,198
                                                       2006      1.162          1.388          7,115,909
                                                       2005      1.071          1.162          6,722,221
                                                       2004      0.918          1.071          6,539,777
                                                       2003      0.706          0.918          6,430,070
                                                       2002      0.881          0.706          6,448,965
                                                       2001      1.065          0.881          6,421,300
                                                       2000      1.109          1.065          4,608,384
                                                       1999      1.000          1.109            940,873

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258            903,404
                                                       2004      1.028          1.174            248,943
                                                       2003      0.791          1.028            120,308
                                                       2002      0.980          0.791             31,749

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.547          0.655          4,913,202
                                                       2006      0.491          0.547          4,945,933
                                                       2005      0.445          0.491          5,536,915
                                                       2004      0.375          0.445          6,040,871
                                                       2003      0.283          0.375          6,730,744
                                                       2002      0.400          0.283          7,940,507
                                                       2001      0.673          0.400         11,884,574
                                                       2000      1.000          0.673          9,173,879

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            561,389
                                                       2004      1.334          1.508            364,644
                                                       2003      1.000          1.334            186,971

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.952          1.013                 --
                                                       2006      0.901          0.952            484,010
                                                       2005      0.861          0.901            509,518
                                                       2004      0.851          0.861            613,341
                                                       2003      0.644          0.851            761,598
                                                       2002      0.893          0.644          1,136,435
                                                       2001      1.000          0.893            480,035

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.452          1.451         15,757,776
                                                       2006      1.356          1.452         18,304,360
                                                       2005      1.234          1.356         21,281,918
                                                       2004      1.141          1.234         25,400,804
                                                       2003      0.862          1.141         27,534,631
                                                       2002      1.300          0.862         27,508,553
                                                       2001      1.377          1.300         32,746,985
                                                       2000      1.209          1.377         15,970,239
                                                       1999      1.000          1.209          1,899,455

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.194          1.274          6,321,737
                                                       2006      1.057          1.194          7,080,051
                                                       2005      1.029          1.057          7,772,308
                                                       2004      0.962          1.029          9,010,428
                                                       2003      0.784          0.962          9,470,557
                                                       2002      0.966          0.784          8,688,026
                                                       2001      1.023          0.966          6,870,740
                                                       2000      1.043          1.023          4,390,631
                                                       1999      1.000          1.043          1,032,853

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.660          1.657            455,120

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.436          1.489          1,902,543
                                                       2006      1.321          1.436          2,425,611
                                                       2005      1.287          1.321          3,081,062
                                                       2004      1.245          1.287          3,093,149
                                                       2003      1.038          1.245          2,703,470
                                                       2002      1.000          1.038            371,070

  LMPVET Capital Subaccount (10/02)..................  2007      1.668          1.672          2,268,576
                                                       2006      1.492          1.668          2,874,107
                                                       2005      1.440          1.492          3,922,862
                                                       2004      1.372          1.440          4,804,973
                                                       2003      1.061          1.372          4,292,958
                                                       2002      1.000          1.061            466,163

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.916          0.960            405,510
                                                       2006      0.789          0.916            320,727
                                                       2005      0.804          0.789            349,010
                                                       2004      0.790          0.804            348,769
                                                       2003      0.650          0.790            341,967
                                                       2002      0.893          0.650            229,970
                                                       2001      1.000          0.893            144,460

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.991          1.023          4,836,606
                                                       2006      0.875          0.991          5,326,021
                                                       2005      0.853          0.875          6,345,475
                                                       2004      0.786          0.853          7,817,980
                                                       2003      0.625          0.786          8,846,088
                                                       2002      0.818          0.625          9,715,715
                                                       2001      0.949          0.818          8,473,335
                                                       2000      1.063          0.949          4,565,965
                                                       1999      1.000          1.063          1,331,138

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.545          1.540         13,941,874
                                                       2006      1.344          1.545         10,037,608
                                                       2005      1.304          1.344         11,737,156
                                                       2004      1.224          1.304         14,278,728
                                                       2003      0.897          1.224         15,405,051
                                                       2002      1.158          0.897         15,584,731
                                                       2001      1.243          1.158         11,718,159
                                                       2000      1.048          1.243          2,753,940
                                                       1999      1.000          1.048            193,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.793          1.851            243,952
                                                       2006      1.582          1.793            394,191
                                                       2005      1.508          1.582            605,025
                                                       2004      1.390          1.508            578,480
                                                       2003      1.074          1.390            340,044
                                                       2002      1.000          1.074            216,556

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.905          0.947          2,612,123
                                                       2006      0.730          0.905          2,987,411
                                                       2005      0.664          0.730          3,163,838
                                                       2004      0.573          0.664          3,979,179
                                                       2003      0.457          0.573          4,545,607
                                                       2002      0.624          0.457          5,451,530
                                                       2001      0.922          0.624          6,861,761
                                                       2000      1.229          0.922          6,991,811
                                                       1999      1.000          1.229            456,157

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.418          1.449          7,892,197
                                                       2006      1.218          1.418          2,786,619
                                                       2005      1.162          1.218          3,326,998
                                                       2004      1.069          1.162          4,126,063
                                                       2003      0.821          1.069          4,429,588
                                                       2002      1.084          0.821          4,799,603
                                                       2001      1.150          1.084          4,504,340
                                                       2000      1.014          1.150          1,547,583
                                                       1999      1.000          1.014            323,132

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.972          1.008         11,936,103
                                                       2006      0.945          0.972         13,761,207
                                                       2005      0.912          0.945         15,420,659
                                                       2004      0.924          0.912         18,175,449
                                                       2003      0.636          0.924         19,715,753
                                                       2002      0.859          0.636         19,430,483
                                                       2001      0.998          0.859         20,224,489
                                                       2000      1.090          0.998         15,577,436
                                                       1999      1.000          1.090          2,543,458

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.680          4,496,464
                                                       2006      1.410          1.594          5,396,803
                                                       2005      1.323          1.410          6,513,491
                                                       2004      1.218          1.323          7,726,947
                                                       2003      0.953          1.218          8,410,792
                                                       2002      1.198          0.953          9,372,595
                                                       2001      1.352          1.198          9,076,242
                                                       2000      1.165          1.352          5,564,635
                                                       1999      1.000          1.165            583,087

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.605          1.635                 --
                                                       2006      1.453          1.605            561,836
                                                       2005      1.425          1.453            470,082
                                                       2004      1.357          1.425            526,905
                                                       2003      1.069          1.357            567,397
                                                       2002      1.000          1.069              9,113

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.555          1.683          1,820,498
                                                       2006      1.401          1.555          1,713,292
                                                       2005      1.357          1.401          2,032,093
                                                       2004      1.198          1.357          2,216,423
                                                       2003      0.817          1.198          2,308,032
                                                       2002      1.272          0.817          2,406,334
                                                       2001      1.394          1.272          2,141,864
                                                       2000      1.213          1.394          1,757,555
                                                       1999      1.000          1.213            334,378

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            439,337
                                                       2006      1.002          1.026            470,841
                                                       2005      0.994          1.002            740,724
                                                       2004      0.999          0.994            307,514
                                                       2003      1.000          0.999                 --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.280          1.285          3,803,238
                                                       2006      1.234          1.280          4,466,449
                                                       2005      1.223          1.234          4,917,449
                                                       2004      1.164          1.223          5,832,423
                                                       2003      1.058          1.164          6,154,468
                                                       2002      1.026          1.058          6,504,597
                                                       2001      1.010          1.026          6,858,336
                                                       2000      0.999          1.010          2,959,211
                                                       1999      1.000          0.999            315,232

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.246          1.230          4,048,393
                                                       2006      1.141          1.246          4,679,569
                                                       2005      1.130          1.141          5,167,125
                                                       2004      1.039          1.130          6,422,403
                                                       2003      0.828          1.039          7,008,707
                                                       2002      0.870          0.828          5,047,118
                                                       2001      0.918          0.870          4,622,624
                                                       2000      1.015          0.918          2,271,887
                                                       1999      1.000          1.015            431,806

  LMPVIT Money Market Subaccount (11/99).............  2007      1.093          1.129         10,271,950
                                                       2006      1.062          1.093          9,887,362
                                                       2005      1.050          1.062          9,651,734
                                                       2004      1.057          1.050         12,246,592
                                                       2003      1.067          1.057         14,812,268
                                                       2002      1.071          1.067         24,649,125
                                                       2001      1.049          1.071         20,703,283
                                                       2000      1.005          1.049          9,983,343
                                                       1999      1.000          1.005          4,261,461

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.259          1.344                 --
                                                       2006      1.134          1.259            484,102
                                                       2005      1.098          1.134            597,003
                                                       2004      0.965          1.098            551,177
                                                       2003      0.691          0.965            647,899
                                                       2002      0.944          0.691            719,832
                                                       2001      1.000          0.944             84,932

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          6,385,593
                                                       2005      1.296          1.327          7,391,810
                                                       2004      1.215          1.296          8,771,738
                                                       2003      0.888          1.215          9,793,869
                                                       2002      1.204          0.888         10,775,602
                                                       2001      1.201          1.204          8,547,628
                                                       2000      1.032          1.201          3,343,972
                                                       1999      1.000          1.032            144,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.229          1.292                 --
                                                       2006      1.056          1.229          7,416,823
                                                       2005      1.007          1.056          8,214,230
                                                       2004      0.925          1.007         10,081,023
                                                       2003      0.737          0.925         11,246,174
                                                       2002      1.004          0.737         11,266,892
                                                       2001      1.111          1.004         11,961,528
                                                       2000      0.998          1.111          6,078,392
                                                       1999      1.000          0.998            676,689

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,079,868
                                                       2005      1.378          1.400            936,461
                                                       2004      1.243          1.378            809,362
                                                       2003      1.000          1.243            229,799

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,240,529
                                                       2005      1.536          1.636          1,372,077
                                                       2004      1.258          1.536            979,299
                                                       2003      1.000          1.258            495,913

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          3,997,351

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.039          1.047          3,293,521

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            253,992
                                                       2006      1.271          1.355            142,969

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.154          1.126              1,296
                                                       2006      1.048          1.154                 --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.678          0.871          2,241,881
                                                       2006      0.662          0.678          2,168,032

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             62,624

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.098          3,919,569
                                                       2006      1.001          1.076          3,176,911

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061          2,319,332
                                                       2006      1.015          1.072            250,296

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069            410,332
                                                       2006      0.982          0.971            366,388

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423            109,358
                                                       2006      1.307          1.298             76,565

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575          1,034,787

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485          1,441,798
                                                       2006      1.269          1.402          1,201,313

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            928,088
                                                       2006      1.003          1.220          1,148,222

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211          1,099,444

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634            162,189
                                                       2006      1.471          1.582            131,639

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.452          1.524          1,191,726
                                                       2006      1.402          1.452          1,028,046

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982          3,479,210
                                                       2006      1.003          1.029          1,282,676

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.587          0.696          5,379,836
                                                       2006      0.601          0.587          6,129,204

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.238          1.293          3,474,887
                                                       2006      1.193          1.238          3,875,048

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.745          0.733          2,747,777
                                                       2006      0.725          0.745          2,486,801

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.841          0.861         10,390,845
                                                       2006      0.830          0.841         12,075,524

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.361          1.394          3,811,702
                                                       2006      1.326          1.361          4,497,198

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            544,942
                                                       2006      1.002          1.060            486,418

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083          1,303,744
                                                       2006      1.001          1.043          1,108,097

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082            682,055
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083          1,679,410
                                                       2006      1.002          1.054          1,332,449

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083          1,343,117
                                                       2006      1.002          1.059          1,135,681

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.485          1.522         12,945,772
                                                       2006      1.389          1.485         14,619,974

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          8,030,829
                                                       2006      0.998          1.069          9,371,222

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,239,409
                                                       2005      1.122          1.127          1,537,058
                                                       2004      1.046          1.122          1,221,214
                                                       2003      1.000          1.046            462,507

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328         12,065,855
                                                       2006      1.214          1.241         13,091,146
                                                       2005      1.204          1.214         14,134,110
                                                       2004      1.167          1.204         14,780,009
                                                       2003      1.129          1.167         16,838,317
                                                       2002      1.051          1.129         18,004,391
                                                       2001      1.000          1.051          4,242,977

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            386,182
                                                       2006      0.810          0.885            214,674
                                                       2005      0.767          0.810            177,501
                                                       2004      0.724          0.767            181,548
                                                       2003      0.558          0.724            175,579
                                                       2002      0.805          0.558            197,673
                                                       2001      1.000          0.805            124,658

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,181,497
                                                       2005      1.003          1.108            986,287
                                                       2004      0.877          1.003          1,233,206
                                                       2003      0.694          0.877          1,354,191
                                                       2002      0.856          0.694          1,800,769
                                                       2001      1.000          0.856            749,754

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          1,747,195
                                                       2005      1.599          1.685          2,065,988
                                                       2004      1.288          1.599          1,944,449
                                                       2003      0.874          1.288          1,886,162
                                                       2002      1.087          0.874          2,220,650
                                                       2001      1.000          1.087            839,211

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923            425,111
                                                       2004      0.823          0.862            440,180
                                                       2003      0.646          0.823            497,831
                                                       2002      0.863          0.646            355,655
                                                       2001      1.000          0.863            295,944

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          5,616,164
                                                       2004      1.135          1.228          5,913,660
                                                       2003      0.879          1.135          5,904,217
                                                       2002      1.038          0.879          5,817,969
                                                       2001      1.130          1.038          5,670,567
                                                       2000      1.052          1.130          3,655,356
                                                       1999      1.000          1.052            581,591

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          4,571,202
                                                       2004      0.718          0.753          5,226,240
                                                       2003      0.585          0.718          5,685,645
                                                       2002      0.771          0.585          5,323,665
                                                       2001      0.947          0.771          6,056,750
                                                       2000      1.125          0.947          4,871,712
                                                       1999      1.000          1.125            715,311

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.007          1.077                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            501,967

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            312,286

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      0.999          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                 --
                                                       2005      1.008          1.037            642,758

  Travelers Managed Income Subaccount (11/99)........  2006      1.205          1.193                 --
                                                       2005      1.207          1.205          4,916,899
                                                       2004      1.193          1.207          5,275,822
                                                       2003      1.118          1.193          5,866,646
                                                       2002      1.112          1.118          6,368,871
                                                       2001      1.058          1.112          5,448,475
                                                       2000      0.997          1.058          1,590,702
                                                       1999      1.000          0.997            346,462

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,211,631
                                                       2004      0.707          0.806          4,709,694
                                                       2003      0.593          0.707          5,233,477
                                                       2002      0.805          0.593          5,820,389
                                                       2001      1.055          0.805          6,519,866
                                                       2000      1.135          1.055          5,293,596
                                                       1999      1.000          1.135            648,369

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568          7,662,188
                                                       2004      0.499          0.560          1,478,253
                                                       2003      0.370          0.499          1,596,673
                                                       2002      0.735          0.370          1,768,966
                                                       2001      0.978          0.735          1,549,655
                                                       2000      0.929          0.978            805,876

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         16,014,386
                                                       2004      1.211          1.328         18,088,224
                                                       2003      1.056          1.211         18,653,914
                                                       2002      1.132          1.056         17,726,342
                                                       2001      1.151          1.132         15,105,160
                                                       2000      1.002          1.151          6,755,149
                                                       1999      1.000          1.002            421,734

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            347,774
                                                       2004      0.994          1.121            187,778

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,296,681
                                                       2004      0.742          0.845          1,560,195
                                                       2003      0.586          0.742            740,372
                                                       2002      0.684          0.586            456,329
                                                       2001      0.942          0.684            559,918
                                                       2000      0.957          0.942            154,822

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             62,762
                                                       2004      1.215          1.329             61,089
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388            954,234
                                                       2004      1.246          1.360            173,019
                                                       2003      1.059          1.246             70,780
                                                       2002      1.016          1.059             74,246
                                                       2001      0.991          1.016            299,331
                                                       2000      0.994          0.991             74,942

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         10,540,702
                                                       2004      0.672          0.729         12,016,100
                                                       2003      0.515          0.672         13,185,712
                                                       2002      0.788          0.515         14,018,634
                                                       2001      0.925          0.788         18,452,438
                                                       2000      1.149          0.925         15,213,070
                                                       1999      1.000          1.149          2,482,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.032          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.699          0.725                 --
                                                       2005      0.658          0.699          2,790,814
                                                       2004      0.644          0.658          3,291,418
                                                       2003      0.521          0.644          3,585,079
                                                       2002      0.749          0.521          3,895,303
                                                       2001      0.967          0.749          4,424,482
                                                       2000      1.152          0.967          4,320,274
                                                       1999      1.000          1.152            436,721

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.783          0.901          8,233,236
                                                       2006      0.773          0.783          9,517,889
                                                       2005      0.728          0.773         11,458,639
                                                       2004      0.691          0.728         13,673,152
                                                       2003      0.551          0.691         16,133,329
                                                       2002      0.830          0.551         18,222,088
                                                       2001      1.231          0.830         21,447,162
                                                       2000      1.392          1.231         20,721,308
                                                       1999      1.000          1.392          4,621,812






                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            29,292
                                                       2004      1.122          1.227             9,015
                                                       2003      1.000          1.122                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.050          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.636          1.891           916,727
                                                       2006      1.490          1.636           808,956
                                                       2005      1.297          1.490           538,450
                                                       2004      1.143          1.297           258,331
                                                       2003      1.000          1.143            25,783

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.222          1.247            14,640
                                                       2006      1.051          1.222            14,658
                                                       2005      1.028          1.051            14,677

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.443          1.579            37,287
                                                       2006      1.350          1.443            48,350
                                                       2005      1.310          1.350            53,082
                                                       2004      1.194          1.310             6,435
                                                       2003      1.000          1.194                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.665          1.993            85,765
                                                       2006      1.493          1.665            91,573
                                                       2005      1.355          1.493            47,020
                                                       2004      1.144          1.355            12,979
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288                --
                                                       2005      1.167          1.220                --
                                                       2004      1.153          1.167                --
                                                       2003      1.000          1.153                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.444           455,138
                                                       2006      1.351          1.446           473,159
                                                       2005      1.230          1.351           393,060
                                                       2004      1.138          1.230           272,936
                                                       2003      1.000          1.138            12,684

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.390          1.482           579,765
                                                       2006      1.231          1.390           599,388
                                                       2005      1.200          1.231           619,523
                                                       2004      1.121          1.200           134,945
                                                       2003      1.000          1.121             4,692

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.373          1.370           367,948

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.256          1.301           345,062
                                                       2006      1.155          1.256           345,518
                                                       2005      1.127          1.155           374,750
                                                       2004      1.091          1.127           370,676
                                                       2003      1.000          1.091           100,086

  LMPVET Capital Subaccount (10/02)..................  2007      1.372          1.375         1,124,377
                                                       2006      1.228          1.372         1,270,516
                                                       2005      1.186          1.228         1,350,277
                                                       2004      1.131          1.186         1,236,377
                                                       2003      1.000          1.131           308,447

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.278          1.338            69,065
                                                       2006      1.101          1.278            66,314
                                                       2005      1.122          1.101            66,759
                                                       2004      1.103          1.122            16,895
                                                       2003      1.000          1.103             9,413

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.476          1.470           307,471
                                                       2006      1.284          1.476           308,877
                                                       2005      1.246          1.284           313,762
                                                       2004      1.171          1.246           129,712
                                                       2003      1.000          1.171            32,521

  LMPVET Global Equity Subaccount (10/02)............  2007      1.471          1.518           268,723
                                                       2006      1.298          1.471           268,743
                                                       2005      1.238          1.298           708,403
                                                       2004      1.142          1.238           223,979
                                                       2003      1.000          1.142                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.854          1.939                --
                                                       2006      1.498          1.854                --
                                                       2005      1.363          1.498                --
                                                       2004      1.176          1.363                --
                                                       2003      1.000          1.176                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.274           172,434
                                                       2006      1.196          1.231           226,289
                                                       2005      1.156          1.196           267,693
                                                       2004      1.171          1.156            93,001
                                                       2003      1.000          1.171             8,693

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.516          1.598            37,595
                                                       2006      1.343          1.516            38,354
                                                       2005      1.260          1.343           252,410
                                                       2004      1.160          1.260            28,139
                                                       2003      1.000          1.160             3,339

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           374,105
                                                       2005      1.180          1.202           370,405
                                                       2004      1.124          1.180           115,972
                                                       2003      1.000          1.124             7,079

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.163          1.167            42,207
                                                       2006      1.122          1.163            43,450
                                                       2005      1.112          1.122            43,467
                                                       2004      1.059          1.112            43,484
                                                       2003      1.000          1.059               210

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.320          1.303           504,319
                                                       2006      1.210          1.320           510,187
                                                       2005      1.198          1.210           520,291
                                                       2004      1.103          1.198           455,720
                                                       2003      1.000          1.103            38,218

  LMPVIT Money Market Subaccount (11/99).............  2007      1.028          1.061           139,675
                                                       2006      0.999          1.028            90,227
                                                       2005      0.988          0.999            90,227
                                                       2004      0.996          0.988            10,361
                                                       2003      1.000          0.996           124,217

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611             1,849
                                                       2005      1.406          1.451            12,567
                                                       2004      1.237          1.406             1,998
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.524          1.601                --
                                                       2006      1.310          1.524                --
                                                       2005      1.250          1.310                --
                                                       2004      1.149          1.250                --
                                                       2003      1.000          1.149                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.097           520,056
                                                       2006      1.001          1.075           235,684

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.115            80,598
                                                       2006      1.030          1.068            80,598

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.306          1.284                --
                                                       2006      1.271          1.306                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040            80,598
                                                       2004      1.031          1.043            80,598
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225                --
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.399          1.462                --
                                                       2005      1.362          1.399           160,194
                                                       2004      1.247          1.362           158,670
                                                       2003      0.960          1.247           158,430
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           343,889
                                                       2004      1.148          1.222           335,426
                                                       2003      0.948          1.148           303,021
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.932          2.180           595,217
                                                       2006      1.634          1.932           594,758
                                                       2005      1.458          1.634           423,223
                                                       2004      1.308          1.458           391,637
                                                       2003      0.984          1.308           331,023
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.944         2,479,382
                                                       2006      1.628          1.762         2,801,814
                                                       2005      1.426          1.628         2,685,092
                                                       2004      1.291          1.426         2,613,580
                                                       2003      0.961          1.291         2,130,194
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.611          1.662         2,739,488
                                                       2006      1.424          1.611         2,774,071
                                                       2005      1.370          1.424         2,824,669
                                                       2004      1.263          1.370         2,800,733
                                                       2003      0.971          1.263         2,191,185
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           244,334
                                                       2004      1.188          1.395           245,288
                                                       2003      0.968          1.188           238,033
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           239,775
                                                       2004      1.323          1.708           260,396
                                                       2003      1.005          1.323           259,814
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.781          2.056           519,040
                                                       2006      1.625          1.781           701,441
                                                       2005      1.416          1.625           561,718
                                                       2004      1.250          1.416           480,832
                                                       2003      0.992          1.250           450,547
                                                       2002      1.000          0.992                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.099          2.377           667,755
                                                       2006      1.901          2.099           911,516
                                                       2005      1.640          1.901         1,041,220
                                                       2004      1.339          1.640         1,018,483
                                                       2003      0.986          1.339           869,633
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242           211,946
                                                       2006      1.050          1.219           184,947
                                                       2005      1.028          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.571          1.716           170,441
                                                       2006      1.472          1.571           232,708
                                                       2005      1.430          1.472           233,188
                                                       2004      1.306          1.430           235,507
                                                       2003      0.969          1.306           274,176
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           425,632
                                                       2004      1.222          1.352           461,125
                                                       2003      0.994          1.222           352,384
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           173,937
                                                       2006      2.214          2.785           174,027
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.930          2.188           434,084
                                                       2006      1.618          1.930           464,250
                                                       2005      1.495          1.618           434,471
                                                       2004      1.284          1.495           359,092
                                                       2003      0.989          1.284           277,388
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.885          2.254           142,435
                                                       2006      1.694          1.885           149,607
                                                       2005      1.540          1.694           148,014
                                                       2004      1.301          1.540           101,124
                                                       2003      0.983          1.301            98,450
                                                       2002      1.000          0.983                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.408          1.498                --
                                                       2006      1.336          1.408            20,304
                                                       2005      1.279          1.336            54,915
                                                       2004      1.266          1.279            72,418
                                                       2003      0.960          1.266            58,660
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.590          1.585         1,130,092
                                                       2006      1.488          1.590         1,283,400
                                                       2005      1.357          1.488         1,364,535
                                                       2004      1.256          1.357         1,404,790
                                                       2003      0.951          1.256         1,087,857
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.475          1.571           568,041
                                                       2006      1.308          1.475           633,084
                                                       2005      1.277          1.308           646,275
                                                       2004      1.195          1.277           665,648
                                                       2003      0.977          1.195           595,688
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.479          1.476            76,143

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.345          1.391         1,090,036
                                                       2006      1.239          1.345         1,687,559
                                                       2005      1.210          1.239         1,669,648
                                                       2004      1.173          1.210         1,667,278
                                                       2003      0.980          1.173         1,220,235
                                                       2002      1.000          0.980                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.512          1.512         1,200,264
                                                       2006      1.355          1.512         1,478,819
                                                       2005      1.311          1.355         1,807,103
                                                       2004      1.251          1.311         1,973,412
                                                       2003      0.969          1.251         1,578,436
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.347          1.408            39,508
                                                       2006      1.163          1.347            47,542
                                                       2005      1.186          1.163            75,697
                                                       2004      1.168          1.186            75,714
                                                       2003      0.963          1.168            75,729
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.521          1.567           479,799
                                                       2006      1.345          1.521           674,343
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           741,960
                                                       2003      0.967          1.213           721,895
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.650          1.641           630,119
                                                       2006      1.439          1.650           560,360
                                                       2005      1.398          1.439           740,959
                                                       2004      1.315          1.398           788,242
                                                       2003      0.966          1.315           689,484
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.595          1.643           210,807
                                                       2006      1.410          1.595           209,048
                                                       2005      1.347          1.410           225,231
                                                       2004      1.244          1.347           225,311
                                                       2003      0.963          1.244           300,233
                                                       2002      1.000          0.963                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.938          2.024            20,467
                                                       2006      1.568          1.938            20,922
                                                       2005      1.429          1.568            21,012
                                                       2004      1.234          1.429            21,026
                                                       2003      0.986          1.234            12,763
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.642          1.675           163,577
                                                       2006      1.413          1.642           168,886
                                                       2005      1.351          1.413           192,356
                                                       2004      1.246          1.351           200,936
                                                       2003      0.959          1.246            39,902
                                                       2002      1.000          0.959                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.435          1.484           306,961
                                                       2006      1.397          1.435           261,922
                                                       2005      1.352          1.397           318,471
                                                       2004      1.371          1.352           397,009
                                                       2003      0.946          1.371           293,892
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.620          1.704            77,537
                                                       2006      1.436          1.620           193,270
                                                       2005      1.350          1.436           212,365
                                                       2004      1.245          1.350           213,334
                                                       2003      0.977          1.245           179,023
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.433          1.457                --
                                                       2006      1.299          1.433           665,001
                                                       2005      1.277          1.299           718,545
                                                       2004      1.218          1.277           748,544
                                                       2003      0.962          1.218           529,593
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.830          1.977           204,771
                                                       2006      1.652          1.830           184,956
                                                       2005      1.604          1.652           177,985
                                                       2004      1.418          1.604           175,643
                                                       2003      0.970          1.418            69,052
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.212          1.214            99,985
                                                       2006      1.171          1.212           103,283
                                                       2005      1.162          1.171           356,545
                                                       2004      1.109          1.162           384,855
                                                       2003      1.010          1.109           387,976
                                                       2002      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.504          1.481         1,068,779
                                                       2006      1.379          1.504         1,036,854
                                                       2005      1.369          1.379         1,239,744
                                                       2004      1.262          1.369         1,262,902
                                                       2003      1.007          1.262         1,143,869
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.016          1.047         1,984,911
                                                       2006      0.989          1.016           455,127
                                                       2005      0.979          0.989           610,767
                                                       2004      0.988          0.979           735,221
                                                       2003      1.000          0.988           597,608
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.763          1.880                --
                                                       2006      1.590          1.763            36,433
                                                       2005      1.543          1.590           121,679
                                                       2004      1.359          1.543           150,826
                                                       2003      0.975          1.359           165,350
                                                       2002      1.000          0.975                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           417,242
                                                       2005      1.395          1.425           396,412
                                                       2004      1.311          1.395           470,075
                                                       2003      0.960          1.311           460,823
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.604          1.685                --
                                                       2006      1.380          1.604                --
                                                       2005      1.320          1.380                --
                                                       2004      1.215          1.320                --
                                                       2003      0.969          1.215                --
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           405,915
                                                       2005      1.373          1.393           375,409
                                                       2004      1.241          1.373           347,456
                                                       2003      1.000          1.241           331,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           284,527
                                                       2005      1.531          1.627           358,390
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            17,599

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.692          1.702            17,148

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109           698,065
                                                       2006      1.035          1.139           573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.640          2.101           116,867
                                                       2006      1.601          1.640           253,919

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             6,730

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094           761,892
                                                       2006      1.001          1.074           504,236

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058           456,934
                                                       2006      1.015          1.071            35,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.440          1.583           116,218
                                                       2006      1.460          1.440           126,872

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.131          2.235           190,488

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474           202,516
                                                       2006      1.264          1.395           206,971

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           448,086

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200           276,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.436           232,282
                                                       2006      1.326          1.371           172,003

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979         1,127,921
                                                       2006      1.003          1.027           322,776

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.533          1.813           136,900
                                                       2006      1.573          1.533           147,439

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.115          1.162           791,747
                                                       2006      1.075          1.115           863,830

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.371          1.346             7,331
                                                       2006      1.336          1.371             1,828

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.378          1.407           286,226
                                                       2006      1.361          1.378           319,211

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.504           275,993
                                                       2006      1.436          1.471           412,381

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079           406,305
                                                       2006      1.002          1.058           291,452

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.407         1,717,836
                                                       2006      1.289          1.376         2,095,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096           206,808
                                                       2006      0.996          1.050           403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           361,231
                                                       2006      0.998          1.067           501,531

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           290,204
                                                       2005      1.118          1.121           287,094
                                                       2004      1.045          1.118           320,774
                                                       2003      1.000          1.045           287,921

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.104          1.179         2,905,179
                                                       2006      1.082          1.104         3,028,632
                                                       2005      1.075          1.082         3,093,826
                                                       2004      1.044          1.075         3,486,677
                                                       2003      1.012          1.044         2,727,021
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           173,392
                                                       2005      1.433          1.579           120,905
                                                       2004      1.255          1.433           119,645
                                                       2003      0.994          1.255           119,420
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           487,356
                                                       2005      1.780          1.871           489,753
                                                       2004      1.436          1.780           474,438
                                                       2003      0.977          1.436           306,882
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            45,533
                                                       2004      1.228          1.285            49,918
                                                       2003      0.967          1.228            33,110
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           579,568
                                                       2004      1.235          1.333           640,163
                                                       2003      0.958          1.235           530,915
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      0.999          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                --
                                                       2005      1.008          1.036                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.086          1.075                --
                                                       2005      1.091          1.086           820,804
                                                       2004      1.080          1.091         1,021,410
                                                       2003      1.014          1.080           787,177
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            37,100
                                                       2004      1.158          1.318            59,739
                                                       2003      0.973          1.158            73,087
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           149,347
                                                       2004      1.311          1.469            78,618
                                                       2003      0.974          1.311            58,567
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         1,951,130
                                                       2004      1.128          1.235         2,014,082
                                                       2003      0.986          1.128         1,900,092
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      0.993          1.119                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           268,177
                                                       2004      1.262          1.366           329,178
                                                       2003      0.970          1.262           326,199
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.288          1.336                --
                                                       2005      1.216          1.288             1,830
                                                       2004      1.192          1.216             1,832
                                                       2003      0.966          1.192             1,542
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.351          1.552            15,899
                                                       2006      1.338          1.351            20,375
                                                       2005      1.262          1.338            17,911
                                                       2004      1.200          1.262            76,371
                                                       2003      0.960          1.200            75,068
                                                       2002      1.000          0.960                --






               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            168,472
                                                       2004      1.020          1.115            148,290
                                                       2003      0.786          1.020            148,070
                                                       2002      1.000          0.786            193,818

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      1.000          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.000          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.000          1.104          2,553,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.438          1.659          1,335,478
                                                       2006      1.312          1.438          1,199,063
                                                       2005      1.143          1.312          1,150,674
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      1.000          0.900            549,352

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.000          0.906            307,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242            716,066
                                                       2006      1.050          1.219            364,583
                                                       2005      1.028          1.050            255,534

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.911          0.995            321,654
                                                       2006      0.853          0.911            246,241
                                                       2005      0.829          0.853            251,441
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      1.000          0.802            263,943

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.000          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      0.980          0.790             14,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.541          0.647            473,816
                                                       2006      0.486          0.541            499,430
                                                       2005      0.442          0.486            479,290
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      1.000          0.399            957,864

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431          5,063,184
                                                       2006      1.344          1.436          6,770,801
                                                       2005      1.225          1.344          7,517,429
                                                       2004      1.135          1.225          7,989,741
                                                       2003      0.859          1.135          8,426,576
                                                       2002      1.298          0.859          7,951,344
                                                       2001      1.000          1.298          4,928,732

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.180          1.257          2,741,508
                                                       2006      1.047          1.180          3,012,917
                                                       2005      1.022          1.047          3,208,097
                                                       2004      0.956          1.022          3,542,077
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.000          0.965          1,776,997

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.643          1.640            156,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.424          1.473          2,118,495
                                                       2006      1.312          1.424          2,102,595
                                                       2005      1.281          1.312          1,943,861
                                                       2004      1.242          1.281          1,469,076
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

  LMPVET Capital Subaccount (10/02)..................  2007      1.654          1.654            652,563
                                                       2006      1.482          1.654            808,923
                                                       2005      1.434          1.482            961,372
                                                       2004      1.369          1.434          1,130,241
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.000          0.891             50,962

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.528          1.519          6,572,810
                                                       2006      1.332          1.528          5,544,971
                                                       2005      1.294          1.332          6,348,605
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.000          1.157          4,922,412

  LMPVET Global Equity Subaccount (10/02)............  2007      1.778          1.832            359,479
                                                       2006      1.571          1.778            361,800
                                                       2005      1.502          1.571            444,497
                                                       2004      1.387          1.502            375,028
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      0.894          0.934            248,545
                                                       2006      0.724          0.894            254,392
                                                       2005      0.659          0.724            245,456
                                                       2004      0.570          0.659            266,699
                                                       2003      0.455          0.570            260,523
                                                       2002      0.623          0.455            280,757
                                                       2001      1.000          0.623            200,904

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.000          1.083          1,074,948

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.961          0.994          2,987,839
                                                       2006      0.936          0.961          3,448,306
                                                       2005      0.905          0.936          3,967,847
                                                       2004      0.918          0.905          4,418,490
                                                       2003      0.634          0.918          4,722,739
                                                       2002      0.858          0.634          3,981,401
                                                       2001      1.000          0.858          4,414,564

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.575          1.658            869,988
                                                       2006      1.397          1.575          1,003,790
                                                       2005      1.313          1.397          1,079,722
                                                       2004      1.211          1.313          1,323,755
                                                       2003      0.950          1.211          1,414,246
                                                       2002      1.196          0.950          1,135,832
                                                       2001      1.000          1.196            964,441

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            161,382
                                                       2005      1.419          1.443            175,841
                                                       2004      1.353          1.419            181,446
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.000          1.024            893,723

  LMPVIT High Income Subaccount (11/99)..............  2007      1.231          1.213            969,988
                                                       2006      1.130          1.231          1,084,539
                                                       2005      1.121          1.130          1,273,841
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      1.000          0.868            839,928

  LMPVIT Money Market Subaccount (11/99).............  2007      1.081          1.114          3,842,505
                                                       2006      1.052          1.081          3,283,341
                                                       2005      1.042          1.052          2,013,835
                                                       2004      1.051          1.042          2,677,978
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.000          1.069          3,792,004

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,374
                                                       2005      1.090          1.123            242,488
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      1.000          0.943             17,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.000          1.203          1,624,219

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.215          1.276                 --
                                                       2006      1.046          1.215          1,893,870
                                                       2005      1.000          1.046          2,047,088
                                                       2004      0.920          1.000          2,506,380
                                                       2003      0.734          0.920          2,752,666
                                                       2002      1.002          0.734          2,810,984
                                                       2001      1.000          1.002          2,109,710

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.954          1.903            167,420
                                                       2006      1.775          1.954            153,202

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094            892,261
                                                       2006      1.001          1.074            872,387

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.224          1.276            843,921
                                                       2006      1.181          1.224            856,155

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            178,860
                                                       2006      0.996          1.050            257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193            992,587
                                                       2004      1.186          1.198          1,256,804
                                                       2003      1.114          1.186          2,050,418
                                                       2002      1.110          1.114          1,264,864
                                                       2001      1.000          1.110            630,893

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.000          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      1.000          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.000          0.829          1,864,780






                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257                --
                                                       2004      1.121          1.224                --
                                                       2003      1.000          1.121                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.625          1.874           106,953
                                                       2006      1.483          1.625           106,958
                                                       2005      1.293          1.483           106,968
                                                       2004      1.142          1.293            65,466
                                                       2003      1.000          1.142                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.218          1.240            40,069
                                                       2006      1.049          1.218                --
                                                       2005      1.027          1.049                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.434          1.565            16,832
                                                       2006      1.344          1.434            19,101
                                                       2005      1.306          1.344            19,104
                                                       2004      1.193          1.306            19,107
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            12,173
                                                       2005      1.164          1.214            12,175
                                                       2004      1.152          1.164            12,177
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431            89,884
                                                       2006      1.345          1.436           128,256
                                                       2005      1.227          1.345           126,773
                                                       2004      1.137          1.227           117,319
                                                       2003      1.000          1.137            24,476

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.381          1.469            95,649
                                                       2006      1.225          1.381            99,147
                                                       2005      1.197          1.225           101,192
                                                       2004      1.120          1.197            90,153
                                                       2003      1.000          1.120            25,015

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.361          1.358             2,181

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.247          1.290            59,713
                                                       2006      1.150          1.247            59,742
                                                       2005      1.124          1.150            59,773
                                                       2004      1.090          1.124            59,805
                                                       2003      1.000          1.090                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.363          1.363           601,195
                                                       2006      1.222          1.363           601,288
                                                       2005      1.183          1.222           601,392
                                                       2004      1.130          1.183           749,006
                                                       2003      1.000          1.130           365,894

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.269          1.326            21,508
                                                       2006      1.096          1.269            26,358
                                                       2005      1.119          1.096            26,361
                                                       2004      1.102          1.119            26,364
                                                       2003      1.000          1.102                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.466          1.457            58,393
                                                       2006      1.278          1.466           123,720
                                                       2005      1.243          1.278           125,924
                                                       2004      1.170          1.243           223,940
                                                       2003      1.000          1.170            43,361

  LMPVET Global Equity Subaccount (10/02)............  2007      1.461          1.504           442,972
                                                       2006      1.292          1.461           506,407
                                                       2005      1.235          1.292           467,506
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.842          1.923                --
                                                       2006      1.491          1.842                --
                                                       2005      1.359          1.491                --
                                                       2004      1.175          1.359                --
                                                       2003      1.000          1.175                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.222          1.263            10,206
                                                       2006      1.190          1.222            10,214
                                                       2005      1.152          1.190            10,223
                                                       2004      1.170          1.152             9,503
                                                       2003      1.000          1.170                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319             2,183
                                                       2005      1.177          1.197             2,184
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.155          1.156             7,477
                                                       2006      1.116          1.155             7,839
                                                       2005      1.109          1.116             8,178
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.312          1.291            10,913
                                                       2006      1.204          1.312            34,308
                                                       2005      1.195          1.204            35,763
                                                       2004      1.102          1.195            16,389
                                                       2003      1.000          1.102             5,662

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.052                --
                                                       2006      0.994          1.021                --
                                                       2005      0.985          0.994            66,407
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600             1,945
                                                       2005      1.402          1.444             1,947
                                                       2004      1.236          1.402             1,948
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.513          1.589                --
                                                       2006      1.303          1.513                --
                                                       2005      1.247          1.303                --
                                                       2004      1.148          1.247                --
                                                       2003      1.000          1.148                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093            87,733
                                                       2006      1.001          1.074           118,473

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.061          1.106            68,099
                                                       2006      1.024          1.061            70,649

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.297          1.273                --
                                                       2006      1.264          1.297                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            72,576
                                                       2004      1.030          1.040            72,586
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219                --
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.243          1.433            8,336
                                                       2006      1.136          1.243            8,336
                                                       2005      1.000          1.136            8,340

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.217          1.239           34,948
                                                       2006      1.049          1.217           34,967
                                                       2005      1.027          1.049           26,268

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.125          1.227            8,631
                                                       2006      1.055          1.125            8,631
                                                       2005      1.000          1.055            8,635

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.186          1.181           17,481
                                                       2006      1.111          1.186            2,120
                                                       2005      1.000          1.111            1,784

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            8,395

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.160          1.157           25,337

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET Capital Subaccount (10/02)..................  2007      1.166          1.165          110,989
                                                       2006      1.046          1.166          283,159
                                                       2005      1.000          1.046          273,181

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.194          1.186            2,797
                                                       2006      1.042          1.194            2,805
                                                       2005      1.000          1.042            2,355

  LMPVET Global Equity Subaccount (10/02)............  2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.346          1.404               --
                                                       2006      1.090          1.346               --
                                                       2005      1.000          1.090               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Money Market Subaccount (11/99).............  2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.217          1.278               --
                                                       2006      1.049          1.217               --
                                                       2005      1.000          1.049               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093          386,060
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.016          1.057               --
                                                       2006      0.980          1.016               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --






               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452               --
                                                       2005      1.356          1.391               --
                                                       2004      1.244          1.356               --
                                                       2003      0.960          1.244               --
                                                       2002      1.000          0.960               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035               --
                                                       2006      1.615          1.767               --
                                                       2005      1.410          1.615               --
                                                       2004      1.247          1.410               --
                                                       2003      0.991          1.247               --
                                                       2002      1.000          0.991               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236               --
                                                       2006      1.048          1.215               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699               --
                                                       2006      1.463          1.558               --
                                                       2005      1.424          1.463               --
                                                       2004      1.303          1.424               --
                                                       2003      0.969          1.303               --
                                                       2002      1.000          0.969               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

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       VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A) (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231               --
                                                       2006      1.684          1.870               --
                                                       2005      1.533          1.684               --
                                                       2004      1.298          1.533               --
                                                       2003      0.983          1.298               --
                                                       2002      1.000          0.983               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485               --
                                                       2006      1.328          1.397               --
                                                       2005      1.274          1.328               --
                                                       2004      1.263          1.274               --
                                                       2003      0.960          1.263               --
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569           11,855
                                                       2006      1.479          1.577           10,527
                                                       2005      1.351          1.479           10,534
                                                       2004      1.254          1.351           10,542
                                                       2003      0.951          1.254           10,550
                                                       2002      1.000          0.951               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555               --
                                                       2006      1.300          1.463               --
                                                       2005      1.272          1.300               --
                                                       2004      1.193          1.272               --
                                                       2003      0.977          1.193               --
                                                       2002      1.000          0.977               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377               --
                                                       2006      1.231          1.334               --
                                                       2005      1.205          1.231               --
                                                       2004      1.171          1.205               --
                                                       2003      0.979          1.171               --
                                                       2002      1.000          0.979               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497               --
                                                       2006      1.347          1.500               --
                                                       2005      1.305          1.347               --
                                                       2004      1.249          1.305               --
                                                       2003      0.969          1.249               --
                                                       2002      1.000          0.969               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394               --
                                                       2006      1.156          1.336               --
                                                       2005      1.181          1.156               --
                                                       2004      1.166          1.181               --
                                                       2003      0.963          1.166               --
                                                       2002      1.000          0.963               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625            9,575
                                                       2006      1.430          1.637               --
                                                       2005      1.392          1.430               --
                                                       2004      1.312          1.392               --
                                                       2003      0.966          1.312               --
                                                       2002      1.000          0.966               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627               --
                                                       2006      1.401          1.582               --
                                                       2005      1.341          1.401               --
                                                       2004      1.241          1.341               --
                                                       2003      0.963          1.241               --
                                                       2002      1.000          0.963               --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.922          2.003               --
                                                       2006      1.558          1.922               --
                                                       2005      1.423          1.558               --
                                                       2004      1.231          1.423               --
                                                       2003      0.986          1.231               --
                                                       2002      1.000          0.986               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469               --
                                                       2006      1.388          1.424               --
                                                       2005      1.346          1.388               --
                                                       2004      1.369          1.346               --
                                                       2003      0.946          1.369               --
                                                       2002      1.000          0.946               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687               --
                                                       2006      1.428          1.607               --
                                                       2005      1.345          1.428               --
                                                       2004      1.242          1.345               --
                                                       2003      0.977          1.242               --
                                                       2002      1.000          0.977               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443               --
                                                       2006      1.291          1.421               --
                                                       2005      1.272          1.291               --
                                                       2004      1.216          1.272               --
                                                       2003      0.962          1.216               --
                                                       2002      1.000          0.962               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202               --
                                                       2006      1.164          1.202               --
                                                       2005      1.158          1.164               --
                                                       2004      1.106          1.158               --
                                                       2003      1.010          1.106               --
                                                       2002      1.000          1.010               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466            5,736
                                                       2006      1.371          1.491            5,740
                                                       2005      1.363          1.371            5,744
                                                       2004      1.259          1.363            5,748
                                                       2003      1.007          1.259            5,752
                                                       2002      1.000          1.007               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037               --
                                                       2006      0.983          1.008               --
                                                       2005      0.975          0.983               --
                                                       2004      0.986          0.975               --
                                                       2003      1.000          0.986               --
                                                       2002      1.000          1.000               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864               --
                                                       2006      1.580          1.749               --
                                                       2005      1.537          1.580               --
                                                       2004      1.356          1.537               --
                                                       2003      0.974          1.356               --
                                                       2002      1.000          0.974               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670               --
                                                       2006      1.372          1.591               --
                                                       2005      1.314          1.372               --
                                                       2004      1.212          1.314               --
                                                       2003      0.969          1.212               --
                                                       2002      1.000          0.969               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091               --
                                                       2006      1.001          1.073               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054               --
                                                       2006      1.015          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150               --
                                                       2006      1.068          1.106               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332               --
                                                       2006      1.327          1.360               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.007          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054               --
                                                       2005      1.008          1.035               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068               --
                                                       2005      1.087          1.080           23,350
                                                       2004      1.078          1.087           13,913
                                                       2003      1.014          1.078            9,585
                                                       2002      1.000          1.014               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      0.993          1.118               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303               --
                                                       2005      1.032          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537               --
                                                       2006      1.329          1.340               --
                                                       2005      1.257          1.329               --
                                                       2004      1.198          1.257               --
                                                       2003      0.959          1.198               --
                                                       2002      1.000          0.959               --

               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            47,989
                                                       2004      1.244          1.356            64,717
                                                       2003      0.960          1.244            56,384
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035           372,655
                                                       2006      1.615          1.767           339,713
                                                       2005      1.410          1.615           324,355
                                                       2004      1.247          1.410           298,724
                                                       2003      0.991          1.247           269,026
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236           182,332
                                                       2006      1.048          1.215           173,553
                                                       2005      1.027          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231           106,650
                                                       2006      1.684          1.870           107,057
                                                       2005      1.533          1.684           101,732
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569         1,377,897
                                                       2006      1.479          1.577         1,531,737
                                                       2005      1.351          1.479         1,809,745
                                                       2004      1.254          1.351         1,816,909
                                                       2003      0.951          1.254         1,298,237
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555           937,091
                                                       2006      1.300          1.463           976,227
                                                       2005      1.272          1.300         1,085,449
                                                       2004      1.193          1.272         1,128,648
                                                       2003      0.977          1.193           921,298
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461           102,623

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377         1,131,419
                                                       2006      1.231          1.334         1,209,899
                                                       2005      1.205          1.231         1,256,843
                                                       2004      1.171          1.205         1,461,710
                                                       2003      0.979          1.171         1,099,017
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497         3,432,326
                                                       2006      1.347          1.500         3,717,729
                                                       2005      1.305          1.347         4,165,660
                                                       2004      1.249          1.305         4,713,968
                                                       2003      0.969          1.249         3,197,280
                                                       2002      1.000          0.969                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625           694,811
                                                       2006      1.430          1.637           555,906
                                                       2005      1.392          1.430           606,298
                                                       2004      1.312          1.392           638,547
                                                       2003      0.966          1.312           404,104
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627           489,698
                                                       2006      1.401          1.582           389,097
                                                       2005      1.341          1.401           378,089
                                                       2004      1.241          1.341           460,907
                                                       2003      0.963          1.241           351,981
                                                       2002      1.000          0.963                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.922          2.003            15,786
                                                       2006      1.558          1.922            15,788
                                                       2005      1.423          1.558            15,792
                                                       2004      1.231          1.423            40,407
                                                       2003      0.986          1.231            38,851
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469           289,058
                                                       2006      1.388          1.424           381,905
                                                       2005      1.346          1.388           426,543
                                                       2004      1.369          1.346           454,406
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           414,770
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           105,166
                                                       2005      1.272          1.291           131,126
                                                       2004      1.216          1.272           174,476
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202           181,253
                                                       2006      1.164          1.202           177,397
                                                       2005      1.158          1.164           171,178
                                                       2004      1.106          1.158           162,450
                                                       2003      1.010          1.106           136,928
                                                       2002      1.000          1.010                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466           611,942
                                                       2006      1.371          1.491           657,969
                                                       2005      1.363          1.371           660,536
                                                       2004      1.259          1.363           626,071
                                                       2003      1.007          1.259           963,403
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           762,624
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.591          1.670                --
                                                       2006      1.372          1.591            32,871
                                                       2005      1.314          1.372            32,871
                                                       2004      1.212          1.314            32,871
                                                       2003      0.969          1.212            32,871
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091         1,154,384
                                                       2006      1.001          1.073           763,296

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --






                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                --
                                                       2005      1.152          1.193                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                --
                                                       2005      1.220          1.251           132,406
                                                       2004      1.120          1.220            10,536
                                                       2003      1.000          1.120                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.614          1.858           693,182
                                                       2006      1.476          1.614           734,913
                                                       2005      1.289          1.476           718,779
                                                       2004      1.141          1.289           213,311
                                                       2003      1.000          1.141             5,137

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.214          1.234           787,441
                                                       2006      1.048          1.214           727,038
                                                       2005      1.027          1.048           358,736

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.424          1.552           164,457
                                                       2006      1.337          1.424           224,038
                                                       2005      1.302          1.337           309,962
                                                       2004      1.193          1.302           151,606
                                                       2003      1.000          1.193            44,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.642          1.958            57,218
                                                       2006      1.479          1.642           139,773
                                                       2005      1.348          1.479           142,414
                                                       2004      1.142          1.348            57,533
                                                       2003      1.000          1.142            18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                --
                                                       2006      1.209          1.271           124,082
                                                       2005      1.160          1.209           124,107
                                                       2004      1.151          1.160            53,839
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.427          1.419         1,466,444
                                                       2006      1.338          1.427         1,513,671
                                                       2005      1.224          1.338         1,587,584
                                                       2004      1.136          1.224         1,214,648
                                                       2003      1.000          1.136           201,480

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.371          1.457           650,529
                                                       2006      1.219          1.371           694,135
                                                       2005      1.193          1.219           739,363
                                                       2004      1.120          1.193           201,625
                                                       2003      1.000          1.120            13,897

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.350          1.346           181,690

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.239          1.279         3,816,046
                                                       2006      1.144          1.239         3,880,028
                                                       2005      1.120          1.144         3,933,304
                                                       2004      1.089          1.120         2,918,367
                                                       2003      1.000          1.089           413,007

  LMPVET Capital Subaccount (10/02)..................  2007      1.354          1.351         2,727,064
                                                       2006      1.216          1.354         3,143,509
                                                       2005      1.179          1.216         3,412,786
                                                       2004      1.129          1.179         2,834,916
                                                       2003      1.000          1.129           247,777

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.260          1.314            27,557
                                                       2006      1.091          1.260            27,557
                                                       2005      1.116          1.091            44,406
                                                       2004      1.101          1.116            31,123
                                                       2003      1.000          1.101                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.444         1,533,286
                                                       2006      1.272          1.456         1,339,105
                                                       2005      1.239          1.272         1,502,679
                                                       2004      1.169          1.239         1,130,419
                                                       2003      1.000          1.169           199,202

  LMPVET Global Equity Subaccount (10/02)............  2007      1.451          1.491           531,295
                                                       2006      1.286          1.451           578,119
                                                       2005      1.232          1.286           608,747
                                                       2004      1.140          1.232           180,396
                                                       2003      1.000          1.140                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.829          1.906                --
                                                       2006      1.484          1.829                --
                                                       2005      1.355          1.484                --
                                                       2004      1.174          1.355                --
                                                       2003      1.000          1.174                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.214          1.252           708,136
                                                       2006      1.185          1.214           807,257
                                                       2005      1.149          1.185           969,284
                                                       2004      1.169          1.149           506,016
                                                       2003      1.000          1.169           100,648

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.496          1.570            77,414
                                                       2006      1.330          1.496           184,292
                                                       2005      1.253          1.330           284,316
                                                       2004      1.158          1.253           147,795
                                                       2003      1.000          1.158                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.310          1.329                --
                                                       2006      1.191          1.310           197,390
                                                       2005      1.174          1.191           248,950
                                                       2004      1.122          1.174           171,012
                                                       2003      1.000          1.122                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.147          1.146           606,202
                                                       2006      1.111          1.147           744,777
                                                       2005      1.106          1.111           784,129
                                                       2004      1.057          1.106           581,383
                                                       2003      1.000          1.057            22,587

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.303          1.280           633,096
                                                       2006      1.198          1.303           639,415
                                                       2005      1.192          1.198           647,641
                                                       2004      1.101          1.192           411,650
                                                       2003      1.000          1.101           143,452

  LMPVIT Money Market Subaccount (11/99).............  2007      1.014          1.043           765,993
                                                       2006      0.990          1.014           784,624
                                                       2005      0.983          0.990           364,509
                                                       2004      0.994          0.983           333,535
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                --
                                                       2006      1.437          1.590           133,773
                                                       2005      1.398          1.437           154,444
                                                       2004      1.235          1.398            90,724
                                                       2003      1.000          1.235            33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.503          1.578                --
                                                       2006      1.297          1.503                --
                                                       2005      1.243          1.297                --
                                                       2004      1.147          1.243                --
                                                       2003      1.000          1.147                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         2,037,094
                                                       2006      1.001          1.073         1,136,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.054          1.096           613,926
                                                       2006      1.019          1.054           619,253

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.289          1.261                --
                                                       2006      1.257          1.289                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.357          1.467                --
                                                       2006      1.247          1.357                --
                                                       2005      1.187          1.247                --
                                                       2004      1.126          1.187                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                --
                                                       2005      1.037          1.030           531,729
                                                       2004      1.029          1.037           419,827
                                                       2003      1.000          1.029             6,725

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                --
                                                       2005      1.149          1.213                --
                                                       2004      1.129          1.149                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.247          1.428            21,074
                                                       2006      1.237          1.247            21,074
                                                       2005      1.170          1.237            13,261
                                                       2004      1.116          1.170            13,267
                                                       2003      1.000          1.116                --

                 VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.049          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.611          1.854            8,733
                                                       2006      1.474          1.611            8,737
                                                       2005      1.288          1.474            8,741
                                                       2004      1.141          1.288            8,746
                                                       2003      1.000          1.141            8,748

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.213          1.232               --
                                                       2006      1.048          1.213               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

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         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.639          1.954               --
                                                       2006      1.478          1.639               --
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

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         VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.415            8,376
                                                       2006      1.337          1.424               --
                                                       2005      1.223          1.337               --
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.369          1.453            2,347
                                                       2006      1.218          1.369            2,458
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          322,377
                                                       2006      1.143          1.237          333,035
                                                       2005      1.120          1.143          352,158
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348           12,054
                                                       2006      1.215          1.352           12,059
                                                       2005      1.179          1.215           12,066
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.826          1.902               --
                                                       2006      1.482          1.826               --
                                                       2005      1.354          1.482               --
                                                       2004      1.173          1.354               --
                                                       2003      1.000          1.173               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           12,728
                                                       2005      1.252          1.328           20,292
                                                       2004      1.158          1.252            6,960
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308               --
                                                       2005      1.173          1.189               --
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.300          1.277            3,495
                                                       2006      1.197          1.300            3,661
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.013          1.040               --
                                                       2006      0.989          1.013               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.501          1.575               --
                                                       2006      1.296          1.501               --
                                                       2005      1.242          1.296               --
                                                       2004      1.147          1.242               --
                                                       2003      1.000          1.147               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089           62,933
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.094            5,205
                                                       2006      1.017          1.052            5,205

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            4,772
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --






               VINTAGE XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382            87,681
                                                       2004      1.242          1.351            53,488
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.753          2.015            89,781
                                                       2006      1.606          1.753           113,109
                                                       2005      1.405          1.606           111,224
                                                       2004      1.245          1.405           123,753
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.211          1.229           210,061
                                                       2006      1.047          1.211            34,644
                                                       2005      1.027          1.047                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.546          1.682            41,736
                                                       2006      1.454          1.546            56,156
                                                       2005      1.418          1.454            58,906
                                                       2004      1.300          1.418            56,400
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.855          2.209            17,950
                                                       2006      1.674          1.855            18,867
                                                       2005      1.527          1.674            27,542
                                                       2004      1.296          1.527            25,628
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.564          1.553           271,215
                                                       2006      1.470          1.564           319,844
                                                       2005      1.346          1.470           331,153
                                                       2004      1.251          1.346           333,858
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.451          1.539           214,546
                                                       2006      1.292          1.451           128,547
                                                       2005      1.267          1.292           137,911
                                                       2004      1.190          1.267           130,325
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.451          1.447            58,131

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.323          1.363         1,145,154
                                                       2006      1.224          1.323         1,365,232
                                                       2005      1.200          1.224         1,377,552
                                                       2004      1.168          1.200         1,374,620
                                                       2003      0.979          1.168         1,016,318
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.488          1.482           773,476
                                                       2006      1.339          1.488           799,557
                                                       2005      1.300          1.339         1,005,196
                                                       2004      1.246          1.300         1,120,270
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.325          1.380            10,445
                                                       2006      1.149          1.325            16,365
                                                       2005      1.176          1.149            16,173
                                                       2004      1.163          1.176             6,295
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.624          1.609           354,564
                                                       2006      1.421          1.624           208,073
                                                       2005      1.386          1.421           244,750
                                                       2004      1.310          1.386           255,757
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.569          1.610           847,563
                                                       2006      1.392          1.569           853,067
                                                       2005      1.336          1.392           621,873
                                                       2004      1.239          1.336           294,992
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET International All Cap Opportunity Subaccount
  (11/99)............................................  2007      1.907          1.983             1,894
                                                       2006      1.549          1.907             2,008
                                                       2005      1.417          1.549             2,008
                                                       2004      1.229          1.417             2,008
                                                       2003      0.986          1.229                --
                                                       2002      1.000          0.986                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.412          1.455           144,412
                                                       2006      1.380          1.412           156,218
                                                       2005      1.341          1.380           186,768
                                                       2004      1.366          1.341           198,544
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.670            11,287
                                                       2006      1.419          1.594            19,944
                                                       2005      1.339          1.419            42,942
                                                       2004      1.240          1.339            42,958
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            68,918
                                                       2005      1.267          1.284            68,969
                                                       2004      1.213          1.267            68,535
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           169,179
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.479          1.452           562,737
                                                       2006      1.363          1.479           556,949
                                                       2005      1.358          1.363           592,813
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.000          1.026           234,454
                                                       2006      0.977          1.000           259,784
                                                       2005      0.971          0.977            37,008
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            13,206
                                                       2005      1.531          1.571            65,581
                                                       2004      1.353          1.531            68,766
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Portfolios III, Inc.
  LMPVPIII Large Cap Value Subaccount (11/99)........  2007      1.578          1.655                --
                                                       2006      1.364          1.578            23,866
                                                       2005      1.309          1.364            23,886
                                                       2004      1.210          1.309            23,907
                                                       2003      0.969          1.210            23,931
                                                       2002      1.000          0.969                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.087           484,074
                                                       2006      1.001          1.072           418,886

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.097          1.139           104,599
                                                       2006      1.061          1.097           114,070

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           296,846
                                                       2004      1.076          1.082           297,600
                                                       2003      1.014          1.076           267,025
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, AIM Variable Insurance Fund-AIM VI Premier Equity Fund merged into AIM Variable Insurance Fund-AIM VI Core Equity Fund and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund, Inc.-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- VINTAGE XTRA (SERIES II)

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.263          1.320                --
                                                       2005      1.227          1.263            29,292
                                                       2004      1.122          1.227             9,015
                                                       2003      1.000          1.122                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.636          1.891           916,727
                                                       2006      1.490          1.636           808,956
                                                       2005      1.297          1.490           538,450
                                                       2004      1.143          1.297           258,331
                                                       2003      1.000          1.143            25,783

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.222          1.247            14,640
                                                       2006      1.051          1.222            14,658
                                                       2005      1.028          1.051            14,677

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.443          1.579            37,287
                                                       2006      1.350          1.443            48,350
                                                       2005      1.310          1.350            53,082
                                                       2004      1.194          1.310             6,435
                                                       2003      1.000          1.194                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.665          1.993            85,765
                                                       2006      1.493          1.665            91,573
                                                       2005      1.355          1.493            47,020
                                                       2004      1.144          1.355            12,979
                                                       2003      1.000          1.144                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.288          1.371                --
                                                       2006      1.220          1.288                --
                                                       2005      1.167          1.220                --
                                                       2004      1.153          1.167                --
                                                       2003      1.000          1.153                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.444           455,138
                                                       2006      1.351          1.446           473,159
                                                       2005      1.230          1.351           393,060
                                                       2004      1.138          1.230           272,936
                                                       2003      1.000          1.138            12,684

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.390          1.482           579,765
                                                       2006      1.231          1.390           599,388
                                                       2005      1.200          1.231           619,523
                                                       2004      1.121          1.200           134,945
                                                       2003      1.000          1.121             4,692

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.373          1.370           367,948

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.256          1.301           345,062
                                                       2006      1.155          1.256           345,518
                                                       2005      1.127          1.155           374,750
                                                       2004      1.091          1.127           370,676
                                                       2003      1.000          1.091           100,086

  LMPVET Capital Subaccount (10/02)..................  2007      1.372          1.375         1,124,377
                                                       2006      1.228          1.372         1,270,516
                                                       2005      1.186          1.228         1,350,277
                                                       2004      1.131          1.186         1,236,377
                                                       2003      1.000          1.131           308,447

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.278          1.338            69,065
                                                       2006      1.101          1.278            66,314
                                                       2005      1.122          1.101            66,759
                                                       2004      1.103          1.122            16,895
                                                       2003      1.000          1.103             9,413

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.476          1.470           307,471
                                                       2006      1.284          1.476           308,877
                                                       2005      1.246          1.284           313,762
                                                       2004      1.171          1.246           129,712
                                                       2003      1.000          1.171            32,521

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.471          1.518           268,723
                                                       2006      1.298          1.471           268,743
                                                       2005      1.238          1.298           708,403
                                                       2004      1.142          1.238           223,979
                                                       2003      1.000          1.142                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.231          1.274           172,434
                                                       2006      1.196          1.231           226,289
                                                       2005      1.156          1.196           267,693
                                                       2004      1.171          1.156            93,001
                                                       2003      1.000          1.171             8,693

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.516          1.598            37,595
                                                       2006      1.343          1.516            38,354
                                                       2005      1.260          1.343           252,410
                                                       2004      1.160          1.260            28,139
                                                       2003      1.000          1.160             3,339

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.328          1.352                --
                                                       2006      1.202          1.328           374,105
                                                       2005      1.180          1.202           370,405
                                                       2004      1.124          1.180           115,972
                                                       2003      1.000          1.124             7,079

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.163          1.167            42,207
                                                       2006      1.122          1.163            43,450
                                                       2005      1.112          1.122            43,467
                                                       2004      1.059          1.112            43,484
                                                       2003      1.000          1.059               210

  LMPVIT High Income Subaccount (11/99)..............  2007      1.320          1.303           504,319
                                                       2006      1.210          1.320           510,187
                                                       2005      1.198          1.210           520,291
                                                       2004      1.103          1.198           455,720
                                                       2003      1.000          1.103            38,218

  LMPVIT Money Market Subaccount (11/99).............  2007      1.028          1.061           139,675
                                                       2006      0.999          1.028            90,227
                                                       2005      0.988          0.999            90,227
                                                       2004      0.996          0.988            10,361
                                                       2003      1.000          0.996           124,217

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.611          1.719                --
                                                       2006      1.451          1.611             1,849
                                                       2005      1.406          1.451            12,567
                                                       2004      1.237          1.406             1,998
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.097           520,056
                                                       2006      1.001          1.075           235,684

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.068          1.115            80,598
                                                       2006      1.030          1.068            80,598

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.306          1.284                --
                                                       2006      1.271          1.306                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.040          1.030                --
                                                       2005      1.043          1.040            80,598
                                                       2004      1.031          1.043            80,598
                                                       2003      1.000          1.031            70,293

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.225          1.271                --
                                                       2005      1.155          1.225                --
                                                       2004      1.130          1.155                --
                                                       2003      1.000          1.130                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.264          1.454                --
                                                       2006      1.249          1.264           292,462
                                                       2005      1.176          1.249           231,197
                                                       2004      1.117          1.176                --
                                                       2003      1.000          1.117                --

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           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.70%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.261          1.318               --
                                                       2005      1.226          1.261               --
                                                       2004      1.122          1.226               --
                                                       2003      1.000          1.122               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.316          1.286               --
                                                       2005      1.166          1.316               --
                                                       2004      1.095          1.166               --
                                                       2003      1.000          1.095               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.989           35,047
                                                       2006      1.488          1.762           32,901
                                                       2005      1.327          1.488           32,922
                                                       2004      1.189          1.327           32,946
                                                       2003      1.000          1.189           15,170

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.576          1.740           62,330
                                                       2006      1.454          1.576           62,353
                                                       2005      1.273          1.454           62,381
                                                       2004      1.151          1.273           64,426
                                                       2003      1.000          1.151           11,767

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.469          1.517           43,601
                                                       2006      1.297          1.469           43,613
                                                       2005      1.246          1.297           43,627
                                                       2004      1.148          1.246           43,641
                                                       2003      1.000          1.148               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.566          1.549               --
                                                       2005      1.347          1.566               --
                                                       2004      1.146          1.347               --
                                                       2003      1.000          1.146               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.558          2.032               --
                                                       2005      1.479          1.558               --
                                                       2004      1.145          1.479               --
                                                       2003      1.000          1.145               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.306          1.420               --
                                                       2005      1.206          1.306               --
                                                       2004      1.074          1.206               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.304          1.453               --
                                                       2005      1.204          1.304               --
                                                       2004      1.067          1.204               --
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.633          1.887               --
                                                       2006      1.489          1.633               --
                                                       2005      1.296          1.489               --
                                                       2004      1.143          1.296               --
                                                       2003      1.000          1.143               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.885          2.138           27,670
                                                       2006      1.706          1.885           27,692
                                                       2005      1.470          1.706           27,718
                                                       2004      1.200          1.470           30,307
                                                       2003      1.000          1.200           16,388

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.221          1.245               --
                                                       2006      1.050          1.221               --
                                                       2005      1.028          1.050               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.441          1.576           17,926
                                                       2006      1.348          1.441           17,948
                                                       2005      1.309          1.348           17,972
                                                       2004      1.194          1.309           26,630
                                                       2003      1.000          1.194           13,504

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.347          1.568               --
                                                       2005      1.239          1.347           10,616
                                                       2004      1.119          1.239           10,631
                                                       2003      1.000          1.119            6,729

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.447          3.097            5,823
                                                       2006      1.943          2.447            5,292
                                                       2005      1.551          1.943            5,292
                                                       2004      1.265          1.551            7,888
                                                       2003      1.000          1.265               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.774          2.014           26,731
                                                       2006      1.486          1.774           18,185
                                                       2005      1.372          1.486           12,042
                                                       2004      1.177          1.372            6,932
                                                       2003      1.000          1.177            6,935

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.420          1.700               --
                                                       2005      1.326          1.420            5,230
                                                       2004      1.163          1.326               --
                                                       2003      1.000          1.163               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.662          1.989               --
                                                       2006      1.492          1.662               --
                                                       2005      1.354          1.492               --
                                                       2004      1.143          1.354               --
                                                       2003      1.000          1.143               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.357          1.521               --
                                                       2005      1.327          1.357               --
                                                       2004      1.175          1.327               --
                                                       2003      1.000          1.175               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.286          1.369               --
                                                       2006      1.219          1.286               --
                                                       2005      1.166          1.219               --
                                                       2004      1.153          1.166               --
                                                       2003      1.000          1.153               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.444          1.441           17,558
                                                       2006      1.350          1.444            9,176
                                                       2005      1.230          1.350            1,870
                                                       2004      1.137          1.230               --
                                                       2003      1.000          1.137               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.388          1.479               --
                                                       2006      1.230          1.388               --
                                                       2005      1.199          1.230               --
                                                       2004      1.121          1.199               --
                                                       2003      1.000          1.121               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.370          1.367               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.254          1.299            8,498
                                                       2006      1.154          1.254            8,498
                                                       2005      1.126          1.154               --
                                                       2004      1.091          1.126               --
                                                       2003      1.000          1.091               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.370          1.372            5,803
                                                       2006      1.226          1.370            5,803
                                                       2005      1.185          1.226            5,812
                                                       2004      1.130          1.185               --
                                                       2003      1.000          1.130               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.276          1.335               --
                                                       2006      1.100          1.276               --
                                                       2005      1.121          1.100               --
                                                       2004      1.103          1.121               --
                                                       2003      1.000          1.103               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.422          1.467               --
                                                       2006      1.257          1.422               --
                                                       2005      1.226          1.257               --
                                                       2004      1.131          1.226               --
                                                       2003      1.000          1.131               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.473          1.467               --
                                                       2006      1.283          1.473               --
                                                       2005      1.245          1.283               --
                                                       2004      1.170          1.245               --
                                                       2003      1.000          1.170               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.468          1.514               --
                                                       2006      1.296          1.468               --
                                                       2005      1.238          1.296               --
                                                       2004      1.142          1.238               --
                                                       2003      1.000          1.142               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.518          1.550           10,565
                                                       2006      1.305          1.518           10,577
                                                       2005      1.246          1.305           10,591
                                                       2004      1.149          1.246           10,606
                                                       2003      1.000          1.149           10,611

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.228          1.272               --
                                                       2006      1.195          1.228               --
                                                       2005      1.155          1.195               --
                                                       2004      1.170          1.155               --
                                                       2003      1.000          1.170               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.514          1.595               --
                                                       2006      1.341          1.514               --
                                                       2005      1.259          1.341               --
                                                       2004      1.160          1.259               --
                                                       2003      1.000          1.160               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.326          1.349               --
                                                       2006      1.201          1.326               --
                                                       2005      1.180          1.201               --
                                                       2004      1.124          1.180               --
                                                       2003      1.000          1.124               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.602          1.733               --
                                                       2006      1.445          1.602               --
                                                       2005      1.401          1.445               --
                                                       2004      1.238          1.401               --
                                                       2003      1.000          1.238               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.023          1.019               --
                                                       2006      0.999          1.023               --
                                                       2005      0.993          0.999               --
                                                       2004      0.998          0.993               --
                                                       2003      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.161          1.164               --
                                                       2006      1.120          1.161               --
                                                       2005      1.111          1.120               --
                                                       2004      1.059          1.111               --
                                                       2003      1.000          1.059               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.318          1.300            7,759
                                                       2006      1.208          1.318            7,759
                                                       2005      1.198          1.208            7,759
                                                       2004      1.103          1.198            9,214
                                                       2003      1.000          1.103               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.027          1.059           57,266
                                                       2006      0.998          1.027           57,266
                                                       2005      0.987          0.998           57,266
                                                       2004      0.995          0.987               --
                                                       2003      1.000          0.995            6,903

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.609          1.716               --
                                                       2006      1.449          1.609               --
                                                       2005      1.405          1.449               --
                                                       2004      1.236          1.405               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.482          1.554               --
                                                       2006      1.276          1.482               --
                                                       2005      1.248          1.276               --
                                                       2004      1.172          1.248               --
                                                       2003      1.000          1.172               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.480          1.538               --
                                                       2006      1.284          1.480               --
                                                       2005      1.265          1.284               --
                                                       2004      1.142          1.265               --
                                                       2003      1.000          1.142               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.657          1.826               --
                                                       2006      1.502          1.657               --
                                                       2005      1.412          1.502               --
                                                       2004      1.158          1.412               --
                                                       2003      1.000          1.158               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.538          1.613               --
                                                       2006      1.454          1.538               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.599          1.610               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.353          1.317               --
                                                       2006      1.270          1.353               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.798          1.752               --
                                                       2006      1.632          1.798               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.587          2.035               --
                                                       2006      1.549          1.587               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.282          1.135               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.096           26,138
                                                       2006      1.001          1.075           15,260

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.059               --
                                                       2006      1.015          1.071               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.339          1.473               --
                                                       2006      1.356          1.339               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.296          1.419               --
                                                       2006      1.306          1.296               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.014          2.113               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.398          1.480               --
                                                       2006      1.266          1.398               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.219          1.021               --
                                                       2006      1.003          1.219               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.141          1.208               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.464          1.512            5,796
                                                       2006      1.363          1.464            5,802

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.175          1.296               --
                                                       2006      1.117          1.175               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.255          1.316               --
                                                       2006      1.213          1.255               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.980           10,744
                                                       2006      1.003          1.028               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.329          1.574               --
                                                       2006      1.363          1.329               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.067          1.113               --
                                                       2006      1.028          1.067               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.304          1.281               --
                                                       2006      1.269          1.304               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.314          1.342               --
                                                       2006      1.297          1.314               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.355          1.387               --
                                                       2006      1.322          1.355               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.076               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.081               --
                                                       2006      1.001          1.042               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.080               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.081               --
                                                       2006      1.002          1.054               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.081               --
                                                       2006      1.002          1.059               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.321          1.353            3,654
                                                       2006      1.237          1.321            3,661

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.097           32,733
                                                       2006      0.996          1.050           18,356

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.146               --
                                                       2006      0.998          1.068               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.114          1.136               --
                                                       2006      1.126          1.114               --
                                                       2005      1.121          1.126               --
                                                       2004      1.047          1.121               --
                                                       2003      1.000          1.047               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.088          1.163               --
                                                       2006      1.066          1.088               --
                                                       2005      1.058          1.066               --
                                                       2004      1.026          1.058               --
                                                       2003      1.000          1.026               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.871          2.024               --
                                                       2006      1.490          1.871               --
                                                       2005      1.350          1.490               --
                                                       2004      1.182          1.350               --
                                                       2003      1.000          1.182               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.864          1.990               --
                                                       2006      1.617          1.864            5,886
                                                       2005      1.536          1.617            5,886
                                                       2004      1.238          1.536               --
                                                       2003      1.000          1.238               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.274          1.356               --
                                                       2005      1.192          1.274               --
                                                       2004      1.138          1.192               --
                                                       2003      1.000          1.138               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.258          1.322               --
                                                       2005      1.225          1.258               --
                                                       2004      1.134          1.225               --
                                                       2003      1.000          1.134               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.259          1.297               --
                                                       2005      1.178          1.259               --
                                                       2004      1.125          1.178               --
                                                       2003      1.000          1.125               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.144               --
                                                       2005      1.007          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034               --
                                                       2005      1.000          1.030               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.082               --
                                                       2005      1.000          1.045               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110               --
                                                       2005      0.999          1.064               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057               --
                                                       2005      1.008          1.037               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.039          1.028               --
                                                       2005      1.042          1.039               --
                                                       2004      1.031          1.042               --
                                                       2003      1.000          1.031               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.370          1.454               --
                                                       2005      1.243          1.370               --
                                                       2004      1.091          1.243               --
                                                       2003      1.000          1.091               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.288          1.363               --
                                                       2005      1.272          1.288               --
                                                       2004      1.133          1.272               --
                                                       2003      1.000          1.133               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.198          1.237               --
                                                       2005      1.184          1.198            3,668
                                                       2004      1.080          1.184            3,677
                                                       2003      1.000          1.080            3,680

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.266               --
                                                       2005      1.120          1.172               --
                                                       2004      0.993          1.120               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.422          1.632               --
                                                       2005      1.320          1.422               --
                                                       2004      1.160          1.320               --
                                                       2003      1.000          1.160               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.285          1.363               --
                                                       2005      1.233          1.285            5,809
                                                       2004      1.129          1.233            5,817
                                                       2003      1.000          1.129            5,820

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.117               --
                                                       2005      1.000          1.061               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.201          1.213               --
                                                       2005      1.179          1.201               --
                                                       2004      1.081          1.179               --
                                                       2003      1.000          1.081               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.216          1.268               --
                                                       2005      1.212          1.216               --
                                                       2004      1.118          1.212               --
                                                       2003      1.000          1.118               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.306               --
                                                       2005      1.032          1.135               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.270               --
                                                       2005      1.000          1.108               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.223          1.269               --
                                                       2005      1.154          1.223               --
                                                       2004      1.130          1.154               --
                                                       2003      1.000          1.130               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.261          1.450               --
                                                       2006      1.247          1.261               --
                                                       2005      1.175          1.247               --
                                                       2004      1.117          1.175               --
                                                       2003      1.000          1.117               --






         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.80% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.145          1.196                 --
                                                       2005      1.115          1.145            168,472
                                                       2004      1.020          1.115            148,290
                                                       2003      0.786          1.020            148,070
                                                       2002      0.980          0.786            193,818

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      0.836          0.749          2,203,655

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.121          1.104          2,553,991

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      0.634          0.538            649,555

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.146          1.252             11,465

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.438          1.659          1,335,478
                                                       2006      1.312          1.438          1,199,063
                                                       2005      1.143          1.312          1,150,674
                                                       2004      1.009          1.143          1,099,601
                                                       2003      0.800          1.009            569,672
                                                       2002      0.900          0.800            850,748
                                                       2001      0.956          0.900            549,352

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      0.992          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.219          1.242            716,066
                                                       2006      1.050          1.219            364,583
                                                       2005      1.028          1.050            255,534

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      0.911          0.995            321,654
                                                       2006      0.853          0.911            246,241
                                                       2005      0.829          0.853            251,441
                                                       2004      0.757          0.829            278,131
                                                       2003      0.562          0.757            316,594
                                                       2002      0.802          0.562            279,521
                                                       2001      0.826          0.802            263,943

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      0.996          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      0.980          0.790             14,815

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.541          0.647            473,816
                                                       2006      0.486          0.541            499,430
                                                       2005      0.442          0.486            479,290
                                                       2004      0.373          0.442            504,404
                                                       2003      0.282          0.373            577,215
                                                       2002      0.399          0.282            768,122
                                                       2001      0.535          0.399            957,864

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.941          1.001                 --
                                                       2006      0.893          0.941            212,210
                                                       2005      0.855          0.893            213,006
                                                       2004      0.846          0.855            296,625
                                                       2003      0.641          0.846            353,158
                                                       2002      0.892          0.641            325,735
                                                       2001      1.000          0.892            254,423

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431          5,063,184
                                                       2006      1.344          1.436          6,770,801
                                                       2005      1.225          1.344          7,517,429
                                                       2004      1.135          1.225          7,989,741
                                                       2003      0.859          1.135          8,426,576
                                                       2002      1.298          0.859          7,951,344
                                                       2001      1.316          1.298          4,928,732

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.180          1.257          2,741,508
                                                       2006      1.047          1.180          3,012,917
                                                       2005      1.022          1.047          3,208,097
                                                       2004      0.956          1.022          3,542,077
                                                       2003      0.782          0.956          3,677,132
                                                       2002      0.965          0.782          3,047,877
                                                       2001      1.009          0.965          1,776,997

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.643          1.640            156,746

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.424          1.473          2,118,495
                                                       2006      1.312          1.424          2,102,595
                                                       2005      1.281          1.312          1,943,861
                                                       2004      1.242          1.281          1,469,076
                                                       2003      1.037          1.242          1,212,059
                                                       2002      1.000          1.037             85,778

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.654          1.654            652,563
                                                       2006      1.482          1.654            808,923
                                                       2005      1.434          1.482            961,372
                                                       2004      1.369          1.434          1,130,241
                                                       2003      1.060          1.369          1,552,275
                                                       2002      1.000          1.060             64,335

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.906          0.947            284,921
                                                       2006      0.782          0.906            301,436
                                                       2005      0.798          0.782            370,785
                                                       2004      0.786          0.798            311,117
                                                       2003      0.648          0.786            308,611
                                                       2002      0.891          0.648            438,194
                                                       2001      1.008          0.891             50,962

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      0.885          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.528          1.519          6,572,810
                                                       2006      1.332          1.528          5,544,971
                                                       2005      1.294          1.332          6,348,605
                                                       2004      1.217          1.294          7,138,888
                                                       2003      0.894          1.217          7,499,816
                                                       2002      1.157          0.894          7,710,583
                                                       2001      1.232          1.157          4,922,412

  LMPVET Global Equity Subaccount (10/02)............  2007      1.778          1.832            359,479
                                                       2006      1.571          1.778            361,800
                                                       2005      1.502          1.571            444,497
                                                       2004      1.387          1.502            375,028
                                                       2003      1.073          1.387            202,888
                                                       2002      1.000          1.073             33,025

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.168          1.083          1,074,948

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      0.961          0.994          2,987,839
                                                       2006      0.936          0.961          3,448,306
                                                       2005      0.905          0.936          3,967,847
                                                       2004      0.918          0.905          4,418,490
                                                       2003      0.634          0.918          4,722,739
                                                       2002      0.858          0.634          3,981,401
                                                       2001      0.916          0.858          4,414,564

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.575          1.658            869,988
                                                       2006      1.397          1.575          1,003,790
                                                       2005      1.313          1.397          1,079,722
                                                       2004      1.211          1.313          1,323,755
                                                       2003      0.950          1.211          1,414,246
                                                       2002      1.196          0.950          1,135,832
                                                       2001      1.260          1.196            964,441

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.592          1.619                 --
                                                       2006      1.443          1.592            161,382
                                                       2005      1.419          1.443            175,841
                                                       2004      1.353          1.419            181,446
                                                       2003      1.068          1.353            123,563
                                                       2002      1.000          1.068                 --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.276          1.270            272,556

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.265          1.267            810,237
                                                       2006      1.222          1.265          1,005,802
                                                       2005      1.214          1.222          1,078,926
                                                       2004      1.157          1.214          1,402,899
                                                       2003      1.055          1.157          1,827,618
                                                       2002      1.024          1.055            839,370
                                                       2001      1.045          1.024            893,723

  LMPVIT High Income Subaccount (11/99)..............  2007      1.231          1.213            969,988
                                                       2006      1.130          1.231          1,084,539
                                                       2005      1.121          1.130          1,273,841
                                                       2004      1.033          1.121          1,472,120
                                                       2003      0.825          1.033          1,602,990
                                                       2002      0.868          0.825          1,194,393
                                                       2001      0.994          0.868            839,928

  LMPVIT Money Market Subaccount (11/99).............  2007      1.081          1.114          3,842,505
                                                       2006      1.052          1.081          3,283,341
                                                       2005      1.042          1.052          2,013,835
                                                       2004      1.051          1.042          2,677,978
                                                       2003      1.063          1.051          3,107,302
                                                       2002      1.069          1.063          6,655,526
                                                       2001      1.057          1.069          3,792,004

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.245          1.328                 --
                                                       2006      1.123          1.245            270,374
                                                       2005      1.090          1.123            242,488
                                                       2004      0.960          1.090            231,928
                                                       2003      0.688          0.960            199,188
                                                       2002      0.943          0.688             98,063
                                                       2001      0.987          0.943             17,285

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.252          1.203          1,624,219

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.094            892,261
                                                       2006      1.001          1.074            872,387

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.224          1.276            843,921
                                                       2006      1.181          1.224            856,155

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      0.737          0.723            486,918
                                                       2006      0.718          0.737            161,739

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            206,808
                                                       2006      0.996          1.050            403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.009          1.050          1,040,045

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      0.982          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.047          1.086            141,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      0.972          0.862            898,773

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.099          1.037            993,080

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      0.864          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Managed Income Subaccount (11/99)........  2006      1.193          1.181                 --
                                                       2005      1.198          1.193            992,587
                                                       2004      1.186          1.198          1,256,804
                                                       2003      1.114          1.186          2,050,418
                                                       2002      1.110          1.114          1,264,864
                                                       2001      1.095          1.110            630,893

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      0.951          0.803            662,621

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      0.847          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.155          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      0.891          0.683             25,354

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.031          1.015              7,608

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      0.916          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      0.692          0.718                 --
                                                       2005      0.653          0.692            142,322
                                                       2004      0.641          0.653            162,682
                                                       2003      0.519          0.641            211,308
                                                       2002      0.748          0.519            239,297
                                                       2001      0.819          0.748            269,829

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      0.774          0.889          1,041,877
                                                       2006      0.766          0.774          1,012,027
                                                       2005      0.722          0.766          1,132,121
                                                       2004      0.687          0.722          1,326,872
                                                       2003      0.549          0.687          1,838,477
                                                       2002      0.829          0.549          2,153,337
                                                       2001      1.026          0.829          1,864,780






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.257          1.313                --
                                                       2005      1.224          1.257                --
                                                       2004      1.121          1.224                --
                                                       2003      1.000          1.121                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.625          1.874           106,953
                                                       2006      1.483          1.625           106,958
                                                       2005      1.293          1.483           106,968
                                                       2004      1.142          1.293            65,466
                                                       2003      1.000          1.142                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.218          1.240            40,069
                                                       2006      1.049          1.218                --
                                                       2005      1.027          1.049                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.434          1.565            16,832
                                                       2006      1.344          1.434            19,101
                                                       2005      1.306          1.344            19,104
                                                       2004      1.193          1.306            19,107
                                                       2003      1.000          1.193                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.653          1.976                --
                                                       2006      1.486          1.653                --
                                                       2005      1.351          1.486                --
                                                       2004      1.143          1.351                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.280          1.361                --
                                                       2006      1.214          1.280            12,173
                                                       2005      1.164          1.214            12,175
                                                       2004      1.152          1.164            12,177
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.436          1.431            89,884
                                                       2006      1.345          1.436           128,256
                                                       2005      1.227          1.345           126,773
                                                       2004      1.137          1.227           117,319
                                                       2003      1.000          1.137            24,476

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.381          1.469            95,649
                                                       2006      1.225          1.381            99,147
                                                       2005      1.197          1.225           101,192
                                                       2004      1.120          1.197            90,153
                                                       2003      1.000          1.120            25,015

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.361          1.358             2,181

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.247          1.290            59,713
                                                       2006      1.150          1.247            59,742
                                                       2005      1.124          1.150            59,773
                                                       2004      1.090          1.124            59,805
                                                       2003      1.000          1.090                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.363          1.363           601,195
                                                       2006      1.222          1.363           601,288
                                                       2005      1.183          1.222           601,392
                                                       2004      1.130          1.183           749,006
                                                       2003      1.000          1.130           365,894

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.269          1.326            21,508
                                                       2006      1.096          1.269            26,358
                                                       2005      1.119          1.096            26,361
                                                       2004      1.102          1.119            26,364
                                                       2003      1.000          1.102                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.466          1.457            58,393
                                                       2006      1.278          1.466           123,720
                                                       2005      1.243          1.278           125,924
                                                       2004      1.170          1.243           223,940
                                                       2003      1.000          1.170            43,361

  LMPVET Global Equity Subaccount (10/02)............  2007      1.461          1.504           442,972
                                                       2006      1.292          1.461           506,407
                                                       2005      1.235          1.292           467,506
                                                       2004      1.141          1.235            88,305
                                                       2003      1.000          1.141                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.222          1.263            10,206
                                                       2006      1.190          1.222            10,214
                                                       2005      1.152          1.190            10,223
                                                       2004      1.170          1.152             9,503
                                                       2003      1.000          1.170                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.506          1.584            68,656
                                                       2006      1.336          1.506            74,121
                                                       2005      1.257          1.336            74,707
                                                       2004      1.159          1.257            74,720
                                                       2003      1.000          1.159            21,686

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.319          1.341                --
                                                       2006      1.197          1.319             2,183
                                                       2005      1.177          1.197             2,184
                                                       2004      1.123          1.177             2,186
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.155          1.156             7,477
                                                       2006      1.116          1.155             7,839
                                                       2005      1.109          1.116             8,178
                                                       2004      1.058          1.109             9,681
                                                       2003      1.000          1.058             5,840

  LMPVIT High Income Subaccount (11/99)..............  2007      1.312          1.291            10,913
                                                       2006      1.204          1.312            34,308
                                                       2005      1.195          1.204            35,763
                                                       2004      1.102          1.195            16,389
                                                       2003      1.000          1.102             5,662

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.052                --
                                                       2006      0.994          1.021                --
                                                       2005      0.985          0.994            66,407
                                                       2004      0.995          0.985                --
                                                       2003      1.000          0.995                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.600          1.707                --
                                                       2006      1.444          1.600             1,945
                                                       2005      1.402          1.444             1,947
                                                       2004      1.236          1.402             1,948
                                                       2003      1.000          1.236                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093            87,733
                                                       2006      1.001          1.074           118,473

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.061          1.106            68,099
                                                       2006      1.024          1.061            70,649

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.297          1.273                --
                                                       2006      1.264          1.297                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.035          1.024                --
                                                       2005      1.040          1.035            72,576
                                                       2004      1.030          1.040            72,586
                                                       2003      1.000          1.030            72,590

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.219          1.264                --
                                                       2005      1.152          1.219                --
                                                       2004      1.129          1.152                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.255          1.441             4,474
                                                       2006      1.243          1.255            27,729
                                                       2005      1.173          1.243            27,732
                                                       2004      1.116          1.173             4,483
                                                       2003      1.000          1.116                --






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.011          1.056               --
                                                       2005      1.000          1.011               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.243          1.433            8,336
                                                       2006      1.136          1.243            8,336
                                                       2005      1.000          1.136            8,340

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.217          1.239           34,948
                                                       2006      1.049          1.217           34,967
                                                       2005      1.027          1.049           26,268

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.125          1.227            8,631
                                                       2006      1.055          1.125            8,631
                                                       2005      1.000          1.055            8,635

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.230          1.469               --
                                                       2006      1.107          1.230               --
                                                       2005      1.000          1.107               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.101          1.171               --
                                                       2006      1.046          1.101               --
                                                       2005      1.000          1.046               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.186          1.181           17,481
                                                       2006      1.111          1.186            2,120
                                                       2005      1.000          1.111            1,784

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.145          1.218            8,391
                                                       2006      1.016          1.145            8,391
                                                       2005      1.000          1.016            8,395

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.160          1.157           25,337

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.119          1.156          284,544
                                                       2006      1.032          1.119          284,552
                                                       2005      1.000          1.032          211,715

  LMPVET Capital Subaccount (10/02)..................  2007      1.166          1.165          110,989
                                                       2006      1.046          1.166          283,159
                                                       2005      1.000          1.046          273,181

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.136          1.186               --
                                                       2006      0.982          1.136               --
                                                       2005      1.000          0.982               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.194          1.186            2,797
                                                       2006      1.042          1.194            2,805
                                                       2005      1.000          1.042            2,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.194          1.229          286,954
                                                       2006      1.056          1.194          282,605
                                                       2005      1.000          1.056          219,327

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.086          1.121           35,844
                                                       2006      1.058          1.086           35,852
                                                       2005      1.000          1.058           35,861

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.208          1.269            2,743
                                                       2006      1.072          1.208            2,751
                                                       2005      1.000          1.072            2,312

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.124          1.142               --
                                                       2006      1.021          1.124           25,337
                                                       2005      1.000          1.021               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.032          1.033               --
                                                       2006      0.998          1.032               --
                                                       2005      1.000          0.998               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.089          1.072           36,578
                                                       2006      1.000          1.089           36,587
                                                       2005      1.000          1.000           36,596

  LMPVIT Money Market Subaccount (11/99).............  2007      1.036          1.066               --
                                                       2006      1.009          1.036               --
                                                       2005      1.000          1.009               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.194          1.273               --
                                                       2006      1.078          1.194           41,796
                                                       2005      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.074          1.093          386,060
                                                       2006      1.001          1.074          231,203

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.016          1.057               --
                                                       2006      0.980          1.016               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.142          1.120               --
                                                       2006      1.114          1.142               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Managed Income Subaccount (11/99)........  2006      0.991          0.980               --
                                                       2005      1.000          0.991               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.074          1.114               --
                                                       2005      1.000          1.074               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.087          1.247               --
                                                       2006      1.077          1.087               --
                                                       2005      1.000          1.077               --






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.95%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.254          1.309                --
                                                       2005      1.222          1.254           146,548
                                                       2004      1.120          1.222            65,437
                                                       2003      1.000          1.120            45,121

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.309          1.275                --
                                                       2005      1.162          1.309             3,750
                                                       2004      1.093          1.162             2,637
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.747          1.968           670,001
                                                       2006      1.479          1.747           650,167
                                                       2005      1.322          1.479           573,376
                                                       2004      1.188          1.322           414,965
                                                       2003      1.000          1.188            81,207

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.562          1.721         2,417,092
                                                       2006      1.445          1.562         2,703,918
                                                       2005      1.268          1.445         2,677,860
                                                       2004      1.150          1.268         2,080,101
                                                       2003      1.000          1.150            87,037

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.456          1.500         2,832,437
                                                       2006      1.289          1.456         3,103,758
                                                       2005      1.242          1.289         3,316,642
                                                       2004      1.147          1.242         2,433,489
                                                       2003      1.000          1.147           231,645

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.556          1.538                --
                                                       2005      1.342          1.556                --
                                                       2004      1.145          1.342                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.549          2.015                --
                                                       2005      1.473          1.549            12,706
                                                       2004      1.144          1.473                --
                                                       2003      1.000          1.144                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.299          1.412                --
                                                       2005      1.203          1.299            23,421
                                                       2004      1.074          1.203            35,834
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.297          1.444                --
                                                       2005      1.201          1.297           133,118
                                                       2004      1.067          1.201            35,341
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.619          1.866           572,083
                                                       2006      1.480          1.619           504,134
                                                       2005      1.291          1.480           363,652
                                                       2004      1.141          1.291           279,773
                                                       2003      1.000          1.141                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.870          2.114           369,126
                                                       2006      1.696          1.870           331,494
                                                       2005      1.465          1.696           274,857
                                                       2004      1.198          1.465           176,584
                                                       2003      1.000          1.198            16,825

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.216          1.237           221,758
                                                       2006      1.049          1.216           144,047
                                                       2005      1.027          1.049           103,372

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.429          1.559           190,829
                                                       2006      1.340          1.429           200,859
                                                       2005      1.304          1.340           211,994
                                                       2004      1.193          1.304           165,319
                                                       2003      1.000          1.193            28,154

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.339          1.554                --
                                                       2005      1.235          1.339           548,587
                                                       2004      1.118          1.235           249,153
                                                       2003      1.000          1.118            46,651

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.426          3.064           440,967
                                                       2006      1.931          2.426           467,391
                                                       2005      1.545          1.931           449,668
                                                       2004      1.263          1.545           398,702
                                                       2003      1.000          1.263            16,979

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.759          1.992           560,083
                                                       2006      1.477          1.759           543,945
                                                       2005      1.367          1.477           471,195
                                                       2004      1.176          1.367           321,548
                                                       2003      1.000          1.176            83,958

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.411          1.686                --
                                                       2005      1.322          1.411           112,618
                                                       2004      1.162          1.322            59,279
                                                       2003      1.000          1.162                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.648          1.967            35,417
                                                       2006      1.483          1.648            35,217
                                                       2005      1.350          1.483            86,898
                                                       2004      1.142          1.350            74,506
                                                       2003      1.000          1.142            10,492

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.349          1.509                --
                                                       2005      1.322          1.349           111,336
                                                       2004      1.174          1.322           127,693
                                                       2003      1.000          1.174            75,427

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.275          1.356                --
                                                       2006      1.212          1.275                --
                                                       2005      1.162          1.212            64,117
                                                       2004      1.152          1.162            51,288
                                                       2003      1.000          1.152                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.431          1.425         1,316,228
                                                       2006      1.342          1.431         1,537,124
                                                       2005      1.225          1.342         1,597,505
                                                       2004      1.136          1.225         1,218,182
                                                       2003      1.000          1.136            74,170

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.376          1.463           537,884
                                                       2006      1.222          1.376           560,316
                                                       2005      1.195          1.222           581,658
                                                       2004      1.120          1.195           406,541
                                                       2003      1.000          1.120            40,612

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.355          1.352            17,256

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.243          1.284         1,754,749
                                                       2006      1.147          1.243         1,944,303
                                                       2005      1.122          1.147         2,098,122
                                                       2004      1.090          1.122         1,737,780
                                                       2003      1.000          1.090                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.358          1.357         1,411,251
                                                       2006      1.219          1.358         1,478,211
                                                       2005      1.181          1.219         1,666,775
                                                       2004      1.129          1.181         1,607,093
                                                       2003      1.000          1.129           575,122

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.265          1.320            75,062
                                                       2006      1.094          1.265            75,534
                                                       2005      1.117          1.094            93,167
                                                       2004      1.102          1.117            97,154
                                                       2003      1.000          1.102            24,582

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.411          1.451            56,435
                                                       2006      1.249          1.411            23,109
                                                       2005      1.222          1.249            41,555
                                                       2004      1.130          1.222            21,301
                                                       2003      1.000          1.130                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.461          1.451           525,028
                                                       2006      1.275          1.461           430,963
                                                       2005      1.241          1.275           440,652
                                                       2004      1.169          1.241           383,453
                                                       2003      1.000          1.169            75,311

  LMPVET Global Equity Subaccount (10/02)............  2007      1.456          1.498           529,817
                                                       2006      1.289          1.456           615,064
                                                       2005      1.233          1.289           630,138
                                                       2004      1.141          1.233           575,815
                                                       2003      1.000          1.141            59,078

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.505          1.533           162,544
                                                       2006      1.298          1.505           194,096
                                                       2005      1.242          1.298           192,581
                                                       2004      1.148          1.242           145,092
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.218          1.258           390,676
                                                       2006      1.187          1.218           504,125
                                                       2005      1.151          1.187           622,953
                                                       2004      1.169          1.151           610,877
                                                       2003      1.000          1.169           192,810

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.501          1.577           134,247
                                                       2006      1.333          1.501           134,267
                                                       2005      1.255          1.333           157,065
                                                       2004      1.159          1.255           153,438
                                                       2003      1.000          1.159            53,650

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.314          1.335                --
                                                       2006      1.194          1.314            41,213
                                                       2005      1.175          1.194           105,514
                                                       2004      1.123          1.175            68,157
                                                       2003      1.000          1.123                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.589          1.714           368,578
                                                       2006      1.437          1.589            21,022
                                                       2005      1.397          1.437            21,008
                                                       2004      1.237          1.397            14,973
                                                       2003      1.000          1.237             6,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.015          1.008         1,107,344
                                                       2006      0.994          1.015         1,116,562
                                                       2005      0.990          0.994         1,132,423
                                                       2004      0.998          0.990           883,264
                                                       2003      1.000          0.998             4,700

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.151          1.151           171,092
                                                       2006      1.114          1.151           195,860
                                                       2005      1.107          1.114           196,602
                                                       2004      1.058          1.107           156,661
                                                       2003      1.000          1.058            17,034

  LMPVIT High Income Subaccount (11/99)..............  2007      1.307          1.286           858,728
                                                       2006      1.201          1.307           911,201
                                                       2005      1.193          1.201           922,315
                                                       2004      1.102          1.193           772,168
                                                       2003      1.000          1.102           110,507

  LMPVIT Money Market Subaccount (11/99).............  2007      1.018          1.047         1,459,591
                                                       2006      0.992          1.018         1,427,283
                                                       2005      0.984          0.992           271,137
                                                       2004      0.995          0.984           490,044
                                                       2003      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.595          1.700                --
                                                       2006      1.441          1.595           372,469
                                                       2005      1.400          1.441           446,245
                                                       2004      1.235          1.400           417,656
                                                       2003      1.000          1.235                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.470          1.540                --
                                                       2006      1.269          1.470           122,955
                                                       2005      1.243          1.269           231,836
                                                       2004      1.170          1.243           115,796
                                                       2003      1.000          1.170            39,467

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.468          1.524                --
                                                       2006      1.276          1.468           363,401
                                                       2005      1.260          1.276           342,505
                                                       2004      1.141          1.260           194,530
                                                       2003      1.000          1.141            47,318

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.644          1.809                --
                                                       2006      1.493          1.644         1,029,183
                                                       2005      1.407          1.493         1,074,219
                                                       2004      1.156          1.407           764,539
                                                       2003      1.000          1.156            26,607

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.525          1.598                --
                                                       2006      1.444          1.525            43,956

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.584          1.593            43,949

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.347          1.308            22,962
                                                       2006      1.267          1.347            19,754

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.783          1.733           157,663
                                                       2006      1.621          1.783           163,306

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.573          2.013            27,694
                                                       2006      1.538          1.573                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.276          1.128             1,144

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.092         1,283,895
                                                       2006      1.001          1.073         1,003,137

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.055         1,345,466
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.328          1.457             7,838
                                                       2006      1.347          1.328            18,191

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.290          1.410             1,034
                                                       2006      1.303          1.290             1,035

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.995          2.090            21,063

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.389          1.466           162,054
                                                       2006      1.260          1.389           142,882

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.017            41,686
                                                       2006      1.003          1.217            44,926

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.131          1.194           306,913

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.452          1.495            16,454
                                                       2006      1.354          1.452            16,457

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.170          1.290                --
                                                       2006      1.114          1.170             1,145

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.245          1.302           121,184
                                                       2006      1.205          1.245           121,188

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.976           461,871
                                                       2006      1.003          1.026           349,748

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.318          1.557            18,654
                                                       2006      1.354          1.318            19,914

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.058          1.101           372,449
                                                       2006      1.021          1.058           637,437

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.293          1.267            31,972
                                                       2006      1.261          1.293            31,978

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.303          1.328            26,539
                                                       2006      1.288          1.303            26,557

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.344          1.371            87,016
                                                       2006      1.313          1.344           133,083

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.071                --
                                                       2006      1.002          1.058                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.077            66,364
                                                       2006      1.001          1.040            66,368

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.076                --
                                                       2006      1.002          1.047                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076            55,125
                                                       2006      1.002          1.052            46,342

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.076            37,749
                                                       2006      1.002          1.057            40,551

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.310          1.338           929,395
                                                       2006      1.228          1.310           899,555

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.093           176,135
                                                       2006      0.996          1.049           226,995

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.141             4,870
                                                       2006      0.998          1.066             4,877

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.105          1.126                --
                                                       2006      1.119          1.105           308,478
                                                       2005      1.118          1.119           303,601
                                                       2004      1.046          1.118           124,574
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.079          1.150           896,215
                                                       2006      1.059          1.079           898,557
                                                       2005      1.054          1.059           959,659
                                                       2004      1.025          1.054           832,375
                                                       2003      1.000          1.025           140,689

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.855          2.006                --
                                                       2006      1.481          1.855            21,065
                                                       2005      1.346          1.481            21,068
                                                       2004      1.181          1.346            35,821
                                                       2003      1.000          1.181            26,757

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.849          1.972                --
                                                       2006      1.607          1.849            60,540
                                                       2005      1.531          1.607            58,918
                                                       2004      1.237          1.531            33,748
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.267          1.347                --
                                                       2005      1.188          1.267            18,207
                                                       2004      1.137          1.188            18,745
                                                       2003      1.000          1.137             2,263

  Travelers Equity Income Subaccount (11/99).........  2006      1.251          1.313                --
                                                       2005      1.221          1.251           231,804
                                                       2004      1.133          1.221           142,814
                                                       2003      1.000          1.133            40,947

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.251          1.288                --
                                                       2005      1.174          1.251            27,324
                                                       2004      1.124          1.174            27,335
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028            60,029

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080                --
                                                       2005      1.000          1.044            37,869

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.107                --
                                                       2005      0.999          1.063            37,530

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.032          1.021                --
                                                       2005      1.039          1.032           807,189
                                                       2004      1.030          1.039           511,115
                                                       2003      1.000          1.030            50,709

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.361          1.444                --
                                                       2005      1.239          1.361            42,582
                                                       2004      1.090          1.239             9,597
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.281          1.354                --
                                                       2005      1.267          1.281            26,193
                                                       2004      1.132          1.267                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.191          1.228                --
                                                       2005      1.180          1.191           991,840
                                                       2004      1.079          1.180           667,946
                                                       2003      1.000          1.079            87,122

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.167          1.260                --
                                                       2005      1.118          1.167            86,646
                                                       2004      0.993          1.118             8,241

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   VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 1.95% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.413          1.621                --
                                                       2005      1.316          1.413           174,710
                                                       2004      1.159          1.316           177,528
                                                       2003      1.000          1.159            22,094

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.277          1.354                --
                                                       2005      1.229          1.277            68,525
                                                       2004      1.127          1.229            70,008
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.194          1.205                --
                                                       2005      1.174          1.194           125,045
                                                       2004      1.079          1.174            18,371
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.208          1.260                --
                                                       2005      1.208          1.208            76,057
                                                       2004      1.117          1.208            17,780
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.267                --
                                                       2005      1.000          1.106                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.216          1.261                --
                                                       2005      1.150          1.216            31,984
                                                       2004      1.129          1.150             2,264
                                                       2003      1.000          1.129             2,265

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.251          1.435            47,903
                                                       2006      1.240          1.251            49,007
                                                       2005      1.171          1.240            56,968
                                                       2004      1.116          1.171            26,461
                                                       2003      1.000          1.116             8,739

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.00% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.391          1.452                --
                                                       2005      1.356          1.391            47,989
                                                       2004      1.244          1.356            64,717
                                                       2003      0.960          1.244            56,384
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.767          2.035           372,655
                                                       2006      1.615          1.767           339,713
                                                       2005      1.410          1.615           324,355
                                                       2004      1.247          1.410           298,724
                                                       2003      0.991          1.247           269,026
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.215          1.236           182,332
                                                       2006      1.048          1.215           173,553
                                                       2005      1.027          1.048                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.558          1.699           143,040
                                                       2006      1.463          1.558           192,908
                                                       2005      1.424          1.463           208,273
                                                       2004      1.303          1.424           215,079
                                                       2003      0.969          1.303           201,494
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.870          2.231           106,650
                                                       2006      1.684          1.870           107,057
                                                       2005      1.533          1.684           101,732
                                                       2004      1.298          1.533           113,467
                                                       2003      0.983          1.298            99,969
                                                       2002      1.000          0.983                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.397          1.485                --
                                                       2006      1.328          1.397            43,087
                                                       2005      1.274          1.328            43,087
                                                       2004      1.263          1.274            43,087
                                                       2003      0.960          1.263            36,370
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.577          1.569         1,377,897
                                                       2006      1.479          1.577         1,531,737
                                                       2005      1.351          1.479         1,809,745
                                                       2004      1.254          1.351         1,816,909
                                                       2003      0.951          1.254         1,298,237
                                                       2002      1.000          0.951                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.463          1.555           937,091
                                                       2006      1.300          1.463           976,227
                                                       2005      1.272          1.300         1,085,449
                                                       2004      1.193          1.272         1,128,648
                                                       2003      0.977          1.193           921,298
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.465          1.461           102,623

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.334          1.377         1,131,419
                                                       2006      1.231          1.334         1,209,899
                                                       2005      1.205          1.231         1,256,843
                                                       2004      1.171          1.205         1,461,710
                                                       2003      0.979          1.171         1,099,017
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.500          1.497         3,432,326
                                                       2006      1.347          1.500         3,717,729
                                                       2005      1.305          1.347         4,165,660
                                                       2004      1.249          1.305         4,713,968
                                                       2003      0.969          1.249         3,197,280
                                                       2002      1.000          0.969                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.336          1.394            48,606
                                                       2006      1.156          1.336            48,632
                                                       2005      1.181          1.156            49,847
                                                       2004      1.166          1.181            49,884
                                                       2003      0.963          1.166            45,863
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.637          1.625           694,811
                                                       2006      1.430          1.637           555,906
                                                       2005      1.392          1.430           606,298
                                                       2004      1.312          1.392           638,547
                                                       2003      0.966          1.312           404,104
                                                       2002      1.000          0.966                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.582          1.627           489,698
                                                       2006      1.401          1.582           389,097
                                                       2005      1.341          1.401           378,089
                                                       2004      1.241          1.341           460,907
                                                       2003      0.963          1.241           351,981
                                                       2002      1.000          0.963                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.469           289,058
                                                       2006      1.388          1.424           381,905
                                                       2005      1.346          1.388           426,543
                                                       2004      1.369          1.346           454,406
                                                       2003      0.946          1.369           213,469
                                                       2002      1.000          0.946                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.607          1.687           250,439
                                                       2006      1.428          1.607           261,845
                                                       2005      1.345          1.428           398,914
                                                       2004      1.242          1.345           414,770
                                                       2003      0.977          1.242           186,432
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.421          1.443                --
                                                       2006      1.291          1.421           105,166
                                                       2005      1.272          1.291           131,126
                                                       2004      1.216          1.272           174,476
                                                       2003      0.962          1.216           152,815
                                                       2002      1.000          0.962                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.202          1.202           181,253
                                                       2006      1.164          1.202           177,397
                                                       2005      1.158          1.164           171,178
                                                       2004      1.106          1.158           162,450
                                                       2003      1.010          1.106           136,928
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.491          1.466           611,942
                                                       2006      1.371          1.491           657,969
                                                       2005      1.363          1.371           660,536
                                                       2004      1.259          1.363           626,071
                                                       2003      1.007          1.259           963,403
                                                       2002      1.000          1.007                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.037           899,817
                                                       2006      0.983          1.008           886,641
                                                       2005      0.975          0.983           762,624
                                                       2004      0.986          0.975           533,026
                                                       2003      1.000          0.986           152,315
                                                       2002      1.000          1.000                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.749          1.864                --
                                                       2006      1.580          1.749           140,991
                                                       2005      1.537          1.580           131,036
                                                       2004      1.356          1.537           164,400
                                                       2003      0.974          1.356            94,319
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.091         1,154,384
                                                       2006      1.001          1.073           763,296

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.106          1.150           378,055
                                                       2006      1.068          1.106           390,131

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.360          1.332            26,623
                                                       2006      1.327          1.360            22,159

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Managed Income Subaccount (11/99)........  2006      1.080          1.068                --
                                                       2005      1.087          1.080           357,710
                                                       2004      1.078          1.087           383,293
                                                       2003      1.014          1.078           331,511
                                                       2002      1.000          1.014                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.280          1.327                --
                                                       2005      1.211          1.280             9,882
                                                       2004      1.190          1.211             9,882
                                                       2003      0.966          1.190             9,882
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.340          1.537            21,973
                                                       2006      1.329          1.340            22,661
                                                       2005      1.257          1.329            32,908
                                                       2004      1.198          1.257            32,860
                                                       2003      0.959          1.198            32,305
                                                       2002      1.000          0.959                --

           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.251          1.305                --
                                                       2005      1.220          1.251           132,406
                                                       2004      1.120          1.220            10,536
                                                       2003      1.000          1.120                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.614          1.858           693,182
                                                       2006      1.476          1.614           734,913
                                                       2005      1.289          1.476           718,779
                                                       2004      1.141          1.289           213,311
                                                       2003      1.000          1.141             5,137

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.214          1.234           787,441
                                                       2006      1.048          1.214           727,038
                                                       2005      1.027          1.048           358,736

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.424          1.552           164,457
                                                       2006      1.337          1.424           224,038
                                                       2005      1.302          1.337           309,962
                                                       2004      1.193          1.302           151,606
                                                       2003      1.000          1.193            44,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.642          1.958            57,218
                                                       2006      1.479          1.642           139,773
                                                       2005      1.348          1.479           142,414
                                                       2004      1.142          1.348            57,533
                                                       2003      1.000          1.142            18,494

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.271          1.351                --
                                                       2006      1.209          1.271           124,082
                                                       2005      1.160          1.209           124,107
                                                       2004      1.151          1.160            53,839
                                                       2003      1.000          1.151                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.427          1.419         1,466,444
                                                       2006      1.338          1.427         1,513,671
                                                       2005      1.224          1.338         1,587,584
                                                       2004      1.136          1.224         1,214,648
                                                       2003      1.000          1.136           201,480

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.371          1.457           650,529
                                                       2006      1.219          1.371           694,135
                                                       2005      1.193          1.219           739,363
                                                       2004      1.120          1.193           201,625
                                                       2003      1.000          1.120            13,897

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.350          1.346           181,690

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.239          1.279         3,816,046
                                                       2006      1.144          1.239         3,880,028
                                                       2005      1.120          1.144         3,933,304
                                                       2004      1.089          1.120         2,918,367
                                                       2003      1.000          1.089           413,007

  LMPVET Capital Subaccount (10/02)..................  2007      1.354          1.351         2,727,064
                                                       2006      1.216          1.354         3,143,509
                                                       2005      1.179          1.216         3,412,786
                                                       2004      1.129          1.179         2,834,916
                                                       2003      1.000          1.129           247,777

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.260          1.314            27,557
                                                       2006      1.091          1.260            27,557
                                                       2005      1.116          1.091            44,406
                                                       2004      1.101          1.116            31,123
                                                       2003      1.000          1.101                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.456          1.444         1,533,286
                                                       2006      1.272          1.456         1,339,105
                                                       2005      1.239          1.272         1,502,679
                                                       2004      1.169          1.239         1,130,419
                                                       2003      1.000          1.169           199,202

  LMPVET Global Equity Subaccount (10/02)............  2007      1.451          1.491           531,295
                                                       2006      1.286          1.451           578,119
                                                       2005      1.232          1.286           608,747
                                                       2004      1.140          1.232           180,396
                                                       2003      1.000          1.140                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.214          1.252           708,136
                                                       2006      1.185          1.214           807,257
                                                       2005      1.149          1.185           969,284
                                                       2004      1.169          1.149           506,016
                                                       2003      1.000          1.169           100,648

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.496          1.570            77,414
                                                       2006      1.330          1.496           184,292
                                                       2005      1.253          1.330           284,316
                                                       2004      1.158          1.253           147,795
                                                       2003      1.000          1.158                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.310          1.329                --
                                                       2006      1.191          1.310           197,390
                                                       2005      1.174          1.191           248,950
                                                       2004      1.122          1.174           171,012
                                                       2003      1.000          1.122                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.147          1.146           606,202
                                                       2006      1.111          1.147           744,777
                                                       2005      1.106          1.111           784,129
                                                       2004      1.057          1.106           581,383
                                                       2003      1.000          1.057            22,587

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.303          1.280           633,096
                                                       2006      1.198          1.303           639,415
                                                       2005      1.192          1.198           647,641
                                                       2004      1.101          1.192           411,650
                                                       2003      1.000          1.101           143,452

  LMPVIT Money Market Subaccount (11/99).............  2007      1.014          1.043           765,993
                                                       2006      0.990          1.014           784,624
                                                       2005      0.983          0.990           364,509
                                                       2004      0.994          0.983           333,535
                                                       2003      1.000          0.994                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.590          1.694                --
                                                       2006      1.437          1.590           133,773
                                                       2005      1.398          1.437           154,444
                                                       2004      1.235          1.398            90,724
                                                       2003      1.000          1.235            33,485

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.073          1.090         2,037,094
                                                       2006      1.001          1.073         1,136,012

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.054          1.096           613,926
                                                       2006      1.019          1.054           619,253

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.289          1.261                --
                                                       2006      1.257          1.289                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Managed Income Subaccount (11/99)........  2006      1.030          1.019                --
                                                       2005      1.037          1.030           531,729
                                                       2004      1.029          1.037           419,827
                                                       2003      1.000          1.029             6,725

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.213          1.257                --
                                                       2005      1.149          1.213                --
                                                       2004      1.129          1.149                --
                                                       2003      1.000          1.129                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.247          1.428            21,074
                                                       2006      1.237          1.247            21,074
                                                       2005      1.170          1.237            13,261
                                                       2004      1.116          1.170            13,267
                                                       2003      1.000          1.116                --






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.249          1.304               --
                                                       2005      1.220          1.249               --
                                                       2004      1.120          1.220               --
                                                       2003      1.000          1.120               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.000          1.067               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.611          1.854            8,733
                                                       2006      1.474          1.611            8,737
                                                       2005      1.288          1.474            8,741
                                                       2004      1.141          1.288            8,746
                                                       2003      1.000          1.141            8,748

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.213          1.232               --
                                                       2006      1.048          1.213               --
                                                       2005      1.027          1.048               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.422          1.548            7,822
                                                       2006      1.336          1.422            7,831
                                                       2005      1.302          1.336            7,843
                                                       2004      1.192          1.302            7,433
                                                       2003      1.000          1.192            6,551

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

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   VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)






                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.639          1.954               --
                                                       2006      1.478          1.639               --
                                                       2005      1.347          1.478               --
                                                       2004      1.142          1.347               --
                                                       2003      1.000          1.142               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.269          1.349               --
                                                       2006      1.207          1.269            9,233
                                                       2005      1.160          1.207            8,498
                                                       2004      1.151          1.160               --
                                                       2003      1.000          1.151               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.424          1.415            8,376
                                                       2006      1.337          1.424               --
                                                       2005      1.223          1.337               --
                                                       2004      1.136          1.223               --
                                                       2003      1.000          1.136               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.369          1.453            2,347
                                                       2006      1.218          1.369            2,458
                                                       2005      1.192          1.218            2,581
                                                       2004      1.119          1.192               --
                                                       2003      1.000          1.119               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.347          1.343               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.237          1.276          322,377
                                                       2006      1.143          1.237          333,035
                                                       2005      1.120          1.143          352,158
                                                       2004      1.089          1.120          357,916
                                                       2003      1.000          1.089          292,892

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.352          1.348           12,054
                                                       2006      1.215          1.352           12,059
                                                       2005      1.179          1.215           12,066
                                                       2004      1.129          1.179           12,072
                                                       2003      1.000          1.129           12,074

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.258          1.312               --
                                                       2006      1.090          1.258               --
                                                       2005      1.115          1.090               --
                                                       2004      1.101          1.115               --
                                                       2003      1.000          1.101               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.453          1.441           46,876
                                                       2006      1.271          1.453           41,018
                                                       2005      1.238          1.271           42,517
                                                       2004      1.169          1.238           14,741
                                                       2003      1.000          1.169               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.449          1.488           49,125
                                                       2006      1.284          1.449           51,122
                                                       2005      1.231          1.284           52,677
                                                       2004      1.140          1.231           55,062
                                                       2003      1.000          1.140            9,003

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.212          1.250            6,057
                                                       2006      1.183          1.212            6,346
                                                       2005      1.148          1.183           14,223
                                                       2004      1.169          1.148            7,565
                                                       2003      1.000          1.169               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.494          1.567           12,190
                                                       2006      1.328          1.494           12,728
                                                       2005      1.252          1.328           20,292
                                                       2004      1.158          1.252            6,960
                                                       2003      1.000          1.158               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.308          1.327               --
                                                       2006      1.189          1.308               --
                                                       2005      1.173          1.189               --
                                                       2004      1.122          1.173               --
                                                       2003      1.000          1.122               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.145          1.144               --
                                                       2006      1.110          1.145               --
                                                       2005      1.105          1.110               --
                                                       2004      1.057          1.105               --
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.300          1.277            3,495
                                                       2006      1.197          1.300            3,661
                                                       2005      1.191          1.197            3,844
                                                       2004      1.101          1.191               --
                                                       2003      1.000          1.101               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.013          1.040               --
                                                       2006      0.989          1.013               --
                                                       2005      0.982          0.989               --
                                                       2004      0.994          0.982               --
                                                       2003      1.000          0.994               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.587          1.691               --
                                                       2006      1.436          1.587               --
                                                       2005      1.397          1.436            6,229
                                                       2004      1.234          1.397            6,233
                                                       2003      1.000          1.234               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.089           62,933
                                                       2006      1.001          1.072               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.052          1.094            5,205
                                                       2006      1.017          1.052            5,205

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.287          1.259               --
                                                       2006      1.256          1.287               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.029          1.017               --
                                                       2005      1.036          1.029            4,772
                                                       2004      1.029          1.036               --
                                                       2003      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.212          1.256               --
                                                       2005      1.148          1.212               --
                                                       2004      1.128          1.148               --
                                                       2003      1.000          1.128               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.244          1.425               --
                                                       2006      1.236          1.244               --
                                                       2005      1.169          1.236               --
                                                       2004      1.115          1.169               --
                                                       2003      1.000          1.115               --






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.15%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.108          1.156                --
                                                       2005      1.082          1.108           124,480
                                                       2004      1.000          1.082                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.191          1.158                --
                                                       2005      1.059          1.191                --
                                                       2004      1.000          1.059                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.467          1.648           335,983
                                                       2006      1.244          1.467           321,792
                                                       2005      1.114          1.244           268,672
                                                       2004      1.000          1.114                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.334          1.466         1,784,210
                                                       2006      1.236          1.334         1,752,398
                                                       2005      1.087          1.236         1,267,579
                                                       2004      1.000          1.087                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.245          1.280         1,961,147
                                                       2006      1.104          1.245         1,906,663
                                                       2005      1.066          1.104         1,526,602
                                                       2004      1.000          1.066                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.354          1.338                --
                                                       2005      1.171          1.354            51,411
                                                       2004      1.000          1.171                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.352          1.755                --
                                                       2005      1.289          1.352            17,125
                                                       2004      1.000          1.289                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.206          1.309                --
                                                       2005      1.118          1.206            39,269
                                                       2004      1.000          1.118                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.208          1.344                --
                                                       2005      1.121          1.208            70,914
                                                       2004      1.000          1.121                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.385          1.593           272,543
                                                       2006      1.268          1.385           266,665
                                                       2005      1.109          1.268           197,661
                                                       2004      1.000          1.109                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.561          1.762           118,708
                                                       2006      1.419          1.561           117,304
                                                       2005      1.228          1.419           105,188
                                                       2004      1.000          1.228                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.212          1.231            73,305
                                                       2006      1.047          1.212            75,606
                                                       2005      1.027          1.047            49,789

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.185          1.290             5,940
                                                       2006      1.114          1.185             6,096
                                                       2005      1.086          1.114             5,038
                                                       2004      1.000          1.086                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.192          1.381                --
                                                       2005      1.101          1.192           298,938
                                                       2004      1.000          1.101                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.975          2.489            69,670
                                                       2006      1.575          1.975           100,175
                                                       2005      1.263          1.575            46,650
                                                       2004      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.483          1.676           343,456
                                                       2006      1.248          1.483           334,709
                                                       2005      1.157          1.248           253,947
                                                       2004      1.000          1.157                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.194          1.424                --
                                                       2005      1.121          1.194           125,786
                                                       2004      1.000          1.121                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.375          1.639            65,102
                                                       2006      1.240          1.375            30,026
                                                       2005      1.131          1.240            26,698
                                                       2004      1.000          1.131                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.147          1.281                --
                                                       2005      1.127          1.147            87,939
                                                       2004      1.000          1.127                --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.123          1.193                --
                                                       2006      1.069          1.123                --
                                                       2005      1.027          1.069                --
                                                       2004      1.000          1.027                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.242          1.234           127,555
                                                       2006      1.166          1.242           186,416
                                                       2005      1.067          1.166           132,519
                                                       2004      1.000          1.067                --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.213          1.287           182,741
                                                       2006      1.080          1.213           180,102
                                                       2005      1.058          1.080           177,669
                                                       2004      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.185          1.182                --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.139          1.174            90,655
                                                       2006      1.053          1.139            90,655
                                                       2005      1.032          1.053            90,692
                                                       2004      1.000          1.032                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.191          1.187         1,086,135
                                                       2006      1.071          1.191         1,109,431
                                                       2005      1.040          1.071           907,116
                                                       2004      1.000          1.040                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.147          1.195            26,571
                                                       2006      0.994          1.147            26,587
                                                       2005      1.017          0.994            19,939
                                                       2004      1.000          1.017                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.231          1.264            15,301
                                                       2006      1.093          1.231            16,010
                                                       2005      1.071          1.093            16,804
                                                       2004      1.000          1.071                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.242          1.231            61,528
                                                       2006      1.086          1.242            61,562
                                                       2005      1.059          1.086            57,572
                                                       2004      1.000          1.059                --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.255          1.289            17,971
                                                       2006      1.113          1.255            17,971
                                                       2005      1.068          1.113            17,971
                                                       2004      1.000          1.068                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.304          1.326            20,137
                                                       2006      1.127          1.304            20,963
                                                       2005      1.081          1.127            21,894
                                                       2004      1.000          1.081                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.045          1.077             3,503
                                                       2006      1.021          1.045            58,317
                                                       2005      0.991          1.021            23,650
                                                       2004      1.000          0.991                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.305          1.369            23,997
                                                       2006      1.161          1.305            24,179
                                                       2005      1.096          1.161            24,318
                                                       2004      1.000          1.096                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.152          1.168                --
                                                       2006      1.048          1.152                --
                                                       2005      1.034          1.048            14,628
                                                       2004      1.000          1.034                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.323          1.424            27,160
                                                       2006      1.198          1.323                --
                                                       2005      1.167          1.198                --
                                                       2004      1.000          1.167                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.011            22,751
                                                       2006      1.001          1.020            22,760
                                                       2005      0.999          1.001            22,776
                                                       2004      1.000          0.999                --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.109          1.107             5,750
                                                       2006      1.075          1.109             5,756
                                                       2005      1.071          1.075             5,763
                                                       2004      1.000          1.071                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.184          1.163           146,860
                                                       2006      1.090          1.184           147,174
                                                       2005      1.086          1.090           114,137
                                                       2004      1.000          1.086                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.025          1.052            54,756
                                                       2006      1.001          1.025           664,130
                                                       2005      0.995          1.001            51,624
                                                       2004      1.000          0.995                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.328          1.415                --
                                                       2006      1.202          1.328            27,105
                                                       2005      1.170          1.202            27,876
                                                       2004      1.000          1.170                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.246          1.305                --
                                                       2006      1.078          1.246                --
                                                       2005      1.058          1.078                --
                                                       2004      1.000          1.058                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.277          1.325                --
                                                       2006      1.112          1.277           190,930
                                                       2005      1.101          1.112           197,024
                                                       2004      1.000          1.101                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.352          1.487                --
                                                       2006      1.231          1.352           159,734
                                                       2005      1.162          1.231           134,734
                                                       2004      1.000          1.162                --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.380          1.444                --
                                                       2006      1.308          1.380            21,571

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.432          1.438            54,056

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.343          1.301             4,902
                                                       2006      1.264          1.343                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.547          1.501            66,420
                                                       2006      1.409          1.547            96,944

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.366          1.744            25,082
                                                       2006      1.338          1.366            24,119

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.271          1.122            37,396

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.088           899,018
                                                       2006      1.001          1.072           675,907

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           201,194
                                                       2006      1.015          1.068                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.175          1.287                --
                                                       2006      1.194          1.175                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.286          1.402               473
                                                       2006      1.301          1.286               475

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.712          1.792             6,061

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.470            65,629
                                                       2006      1.267          1.395           113,583

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014            91,293
                                                       2006      1.003          1.216            24,155

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.076          1.135           294,380

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.288          1.324            17,292
                                                       2006      1.202          1.288            17,292

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.166          1.285                --
                                                       2006      1.112          1.166            38,401

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.218           307,055
                                                       2006      1.130          1.167           311,443

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.973           340,766
                                                       2006      1.003          1.025           317,037

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.113          1.312               605
                                                       2006      1.145          1.113               606

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.045          1.085             4,543
                                                       2006      1.010          1.045             4,549

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.162          1.136                --
                                                       2006      1.134          1.162                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.160          1.180                --
                                                       2006      1.149          1.160                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.209          1.232            63,709
                                                       2006      1.183          1.209            63,906

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.068             2,618
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.073                --
                                                       2006      1.001          1.039                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.072             2,157
                                                       2006      1.002          1.045             2,161

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.073           165,183
                                                       2006      1.002          1.051           165,183

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.073            75,839
                                                       2006      1.002          1.055            75,546

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.213          1.237         1,017,126
                                                       2006      1.139          1.213         1,030,586

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.089           219,096
                                                       2006      0.996          1.047           217,827

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.137             9,221
                                                       2006      0.998          1.065                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.052          1.072                --
                                                       2006      1.068          1.052           303,167
                                                       2005      1.069          1.068           266,278
                                                       2004      1.000          1.069                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.065          1.134           277,970
                                                       2006      1.048          1.065           278,390
                                                       2005      1.045          1.048           202,033
                                                       2004      1.000          1.045                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.593          1.721                --
                                                       2006      1.274          1.593                --
                                                       2005      1.160          1.274                --
                                                       2004      1.000          1.160                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.436          1.531                --
                                                       2006      1.251          1.436            32,497
                                                       2005      1.194          1.251            26,570
                                                       2004      1.000          1.194                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.124          1.194                --
                                                       2005      1.056          1.124                --
                                                       2004      1.000          1.056                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.128          1.183                --
                                                       2005      1.103          1.128            52,283
                                                       2004      1.000          1.103                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.117          1.149                --
                                                       2005      1.050          1.117                --
                                                       2004      1.000          1.050                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140                --
                                                       2005      1.007          1.074                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027             7,282

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078                --
                                                       2005      1.000          1.043           153,519

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.105                --
                                                       2005      0.999          1.061            56,819

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.008          1.034             2,060

  Travelers Managed Income Subaccount (11/99)........  2006      1.022          1.010                --
                                                       2005      1.030          1.022            18,856
                                                       2004      1.000          1.030                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.234          1.308                --
                                                       2005      1.125          1.234            13,222
                                                       2004      1.000          1.125                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.084          1.145                --
                                                       2005      1.075          1.084                --
                                                       2004      1.000          1.075                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.105          1.139                --
                                                       2005      1.097          1.105           900,374
                                                       2004      1.000          1.097                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.175          1.267                --
                                                       2005      1.127          1.175            74,412
                                                       2004      1.002          1.127                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.229          1.409                --
                                                       2005      1.146          1.229            53,537
                                                       2004      1.000          1.146                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.135          1.202                --
                                                       2005      1.094          1.135            17,292
                                                       2004      1.000          1.094                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.112                --
                                                       2005      1.000          1.059            15,405

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.121          1.130                --
                                                       2005      1.105          1.121           295,861
                                                       2004      1.000          1.105                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.098          1.143                --
                                                       2005      1.099          1.098                --
                                                       2004      1.000          1.099                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301                --
                                                       2005      1.032          1.132             7,671

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104             7,199

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.095          1.134                --
                                                       2005      1.038          1.095                --
                                                       2004      1.000          1.038                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.127          1.290                --
                                                       2006      1.120          1.127                --
                                                       2005      1.060          1.120                --
                                                       2004      1.000          1.060                --




         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.20% (B)


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.382          1.442                --
                                                       2005      1.351          1.382            87,681
                                                       2004      1.242          1.351            53,488
                                                       2003      0.960          1.242             8,543
                                                       2002      1.000          0.960                --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.753          2.015            89,781
                                                       2006      1.606          1.753           113,109
                                                       2005      1.405          1.606           111,224
                                                       2004      1.245          1.405           123,753
                                                       2003      0.991          1.245            55,188
                                                       2002      1.000          0.991                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.211          1.229           210,061
                                                       2006      1.047          1.211            34,644
                                                       2005      1.027          1.047                --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.546          1.682            41,736
                                                       2006      1.454          1.546            56,156
                                                       2005      1.418          1.454            58,906
                                                       2004      1.300          1.418            56,400
                                                       2003      0.969          1.300            29,124
                                                       2002      1.000          0.969                --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.855          2.209            17,950
                                                       2006      1.674          1.855            18,867
                                                       2005      1.527          1.674            27,542
                                                       2004      1.296          1.527            25,628
                                                       2003      0.983          1.296            18,539
                                                       2002      1.000          0.983                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.386          1.472                --
                                                       2006      1.320          1.386                --
                                                       2005      1.269          1.320            20,272
                                                       2004      1.261          1.269                --
                                                       2003      0.960          1.261                --
                                                       2002      1.000          0.960                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.564          1.553           271,215
                                                       2006      1.470          1.564           319,844
                                                       2005      1.346          1.470           331,153
                                                       2004      1.251          1.346           333,858
                                                       2003      0.951          1.251           177,260
                                                       2002      1.000          0.951                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.451          1.539           214,546
                                                       2006      1.292          1.451           128,547
                                                       2005      1.267          1.292           137,911
                                                       2004      1.190          1.267           130,325
                                                       2003      0.977          1.190           108,325
                                                       2002      1.000          0.977                --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.451          1.447            58,131

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.323          1.363         1,145,154
                                                       2006      1.224          1.323         1,365,232
                                                       2005      1.200          1.224         1,377,552
                                                       2004      1.168          1.200         1,374,620
                                                       2003      0.979          1.168         1,016,318
                                                       2002      1.000          0.979                --

  LMPVET Capital Subaccount (10/02)..................  2007      1.488          1.482           773,476
                                                       2006      1.339          1.488           799,557
                                                       2005      1.300          1.339         1,005,196
                                                       2004      1.246          1.300         1,120,270
                                                       2003      0.969          1.246           559,967
                                                       2002      1.000          0.969                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.325          1.380            10,445
                                                       2006      1.149          1.325            16,365
                                                       2005      1.176          1.149            16,173
                                                       2004      1.163          1.176             6,295
                                                       2003      0.963          1.163             6,109
                                                       2002      1.000          0.963                --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.624          1.609           354,564
                                                       2006      1.421          1.624           208,073
                                                       2005      1.386          1.421           244,750
                                                       2004      1.310          1.386           255,757
                                                       2003      0.966          1.310           109,298
                                                       2002      1.000          0.966                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Global Equity Subaccount (10/02)............  2007      1.569          1.610           847,563
                                                       2006      1.392          1.569           853,067
                                                       2005      1.336          1.392           621,873
                                                       2004      1.239          1.336           294,992
                                                       2003      0.962          1.239                --
                                                       2002      1.000          0.962                --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.412          1.455           144,412
                                                       2006      1.380          1.412           156,218
                                                       2005      1.341          1.380           186,768
                                                       2004      1.366          1.341           198,544
                                                       2003      0.946          1.366           106,645
                                                       2002      1.000          0.946                --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.594          1.670            11,287
                                                       2006      1.419          1.594            19,944
                                                       2005      1.339          1.419            42,942
                                                       2004      1.240          1.339            42,958
                                                       2003      0.977          1.240            27,736
                                                       2002      1.000          0.977                --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.410          1.429                --
                                                       2006      1.284          1.410            68,918
                                                       2005      1.267          1.284            68,969
                                                       2004      1.213          1.267            68,535
                                                       2003      0.961          1.213                --
                                                       2002      1.000          0.961                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.193          1.190            37,384
                                                       2006      1.157          1.193            40,392
                                                       2005      1.153          1.157           201,480
                                                       2004      1.104          1.153           199,486
                                                       2003      1.010          1.104           169,179
                                                       2002      1.000          1.010                --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.479          1.452           562,737
                                                       2006      1.363          1.479           556,949
                                                       2005      1.358          1.363           592,813
                                                       2004      1.256          1.358           550,689
                                                       2003      1.007          1.256           282,296
                                                       2002      1.000          1.007                --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.000          1.026           234,454
                                                       2006      0.977          1.000           259,784
                                                       2005      0.971          0.977            37,008
                                                       2004      0.984          0.971            35,476
                                                       2003      0.999          0.984            17,168
                                                       2002      1.000          0.999                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.735          1.848                --
                                                       2006      1.571          1.735            13,206
                                                       2005      1.531          1.571            65,581
                                                       2004      1.353          1.531            68,766
                                                       2003      0.974          1.353            18,794
                                                       2002      1.000          0.974                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.072          1.087           484,074
                                                       2006      1.001          1.072           418,886

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.097          1.139           104,599
                                                       2006      1.061          1.097           114,070

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.349          1.319             6,394
                                                       2006      1.318          1.349                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Managed Income Subaccount (11/99)........  2006      1.073          1.061                --
                                                       2005      1.082          1.073           296,846
                                                       2004      1.076          1.082           297,600
                                                       2003      1.014          1.076           267,025
                                                       2002      1.000          1.014                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.272          1.318                --
                                                       2005      1.206          1.272                --
                                                       2004      1.187          1.206                --
                                                       2003      0.966          1.187                --
                                                       2002      1.000          0.966                --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.330          1.521            23,206
                                                       2006      1.321          1.330            24,855
                                                       2005      1.251          1.321            25,581
                                                       2004      1.195          1.251            28,191
                                                       2003      0.959          1.195            27,256
                                                       2002      1.000          0.959                --






         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.25% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.245          1.298               --
                                                       2005      1.217          1.245           16,198
                                                       2004      1.119          1.217           14,086
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.299          1.262               --
                                                       2005      1.157          1.299               --
                                                       2004      1.092          1.157               --
                                                       2003      1.000          1.092               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.730          1.942          117,920
                                                       2006      1.469          1.730          115,113
                                                       2005      1.317          1.469          100,572
                                                       2004      1.187          1.317           84,658
                                                       2003      1.000          1.187           35,982

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.546          1.699          300,337
                                                       2006      1.435          1.546          378,510
                                                       2005      1.263          1.435          367,323
                                                       2004      1.148          1.263          182,999
                                                       2003      1.000          1.148           24,955

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.442          1.480          388,232
                                                       2006      1.280          1.442          530,741
                                                       2005      1.237          1.280          459,535
                                                       2004      1.146          1.237          371,564
                                                       2003      1.000          1.146           61,915

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.545          1.526               --
                                                       2005      1.337          1.545               --
                                                       2004      1.144          1.337               --
                                                       2003      1.000          1.144               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.538          1.994               --
                                                       2005      1.467          1.538               --
                                                       2004      1.142          1.467               --
                                                       2003      1.000          1.142               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.291          1.401               --
                                                       2005      1.199          1.291               --
                                                       2004      1.073          1.199               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.289          1.433               --
                                                       2005      1.197          1.289            5,887
                                                       2004      1.067          1.197               --
                                                       2003      1.000          1.067               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.603          1.842           36,894
                                                       2006      1.469          1.603           12,178
                                                       2005      1.286          1.469           12,347
                                                       2004      1.140          1.286           12,526
                                                       2003      1.000          1.140            2,436

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.851          2.087           21,526
                                                       2006      1.684          1.851           65,899
                                                       2005      1.459          1.684           85,140
                                                       2004      1.197          1.459           83,256
                                                       2003      1.000          1.197           53,786

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.210          1.227          128,514
                                                       2006      1.047          1.210           72,427
                                                       2005      1.027          1.047           72,427

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.414          1.538           83,745
                                                       2006      1.331          1.414           84,074
                                                       2005      1.299          1.331           83,937
                                                       2004      1.192          1.299           19,793
                                                       2003      1.000          1.192           10,110

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.329          1.539               --
                                                       2005      1.230          1.329          328,303
                                                       2004      1.117          1.230          233,510
                                                       2003      1.000          1.117           58,994

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.402          3.024           77,760
                                                       2006      1.917          2.402           76,787
                                                       2005      1.539          1.917           84,494
                                                       2004      1.262          1.539           25,618
                                                       2003      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.742          1.966           70,627
                                                       2006      1.467          1.742          131,955
                                                       2005      1.361          1.467          142,163
                                                       2004      1.175          1.361          102,534
                                                       2003      1.000          1.175           43,980

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.401          1.669               --
                                                       2005      1.316          1.401           63,647
                                                       2004      1.160          1.316            3,322
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.631          1.941               --
                                                       2006      1.472          1.631               --
                                                       2005      1.344          1.472               --
                                                       2004      1.141          1.344               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.339          1.494               --
                                                       2005      1.317          1.339               --
                                                       2004      1.172          1.317               --
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.262          1.341               --
                                                       2006      1.203          1.262               --
                                                       2005      1.157          1.203               --
                                                       2004      1.150          1.157               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.417          1.406          313,575
                                                       2006      1.332          1.417          384,325
                                                       2005      1.220          1.332          397,297
                                                       2004      1.135          1.220          306,530
                                                       2003      1.000          1.135          135,782

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.362          1.444          220,256
                                                       2006      1.213          1.362          226,641
                                                       2005      1.190          1.213          267,726
                                                       2004      1.119          1.190          235,097
                                                       2003      1.000          1.119           35,970

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.338          1.334           33,579

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.231          1.268          598,740
                                                       2006      1.139          1.231          613,890
                                                       2005      1.117          1.139          635,877
                                                       2004      1.088          1.117          931,761
                                                       2003      1.000          1.088          320,144

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Capital Subaccount (10/02)..................  2007      1.345          1.339          611,871
                                                       2006      1.210          1.345          627,973
                                                       2005      1.176          1.210          802,826
                                                       2004      1.128          1.176          660,981
                                                       2003      1.000          1.128            4,696

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.252          1.303            7,628
                                                       2006      1.086          1.252            8,475
                                                       2005      1.113          1.086            8,482
                                                       2004      1.101          1.113            6,616
                                                       2003      1.000          1.101            2,853

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.396          1.432            3,266
                                                       2006      1.240          1.396            3,539
                                                       2005      1.217          1.240            3,542
                                                       2004      1.129          1.217            3,546
                                                       2003      1.000          1.129              600

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.446          1.432          124,265
                                                       2006      1.266          1.446          120,615
                                                       2005      1.236          1.266          166,729
                                                       2004      1.168          1.236          149,510
                                                       2003      1.000          1.168           82,968

  LMPVET Global Equity Subaccount (10/02)............  2007      1.441          1.478            6,263
                                                       2006      1.280          1.441            6,758
                                                       2005      1.228          1.280            9,454
                                                       2004      1.139          1.228            9,102
                                                       2003      1.000          1.139            2,441

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.490          1.513               --
                                                       2006      1.288          1.490               --
                                                       2005      1.237          1.288               --
                                                       2004      1.146          1.237            6,963
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.206          1.241           83,408
                                                       2006      1.179          1.206           83,807
                                                       2005      1.146          1.179           92,992
                                                       2004      1.168          1.146           77,868
                                                       2003      1.000          1.168           11,125

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.486          1.557           52,587
                                                       2006      1.324          1.486           55,427
                                                       2005      1.250          1.324           81,772
                                                       2004      1.158          1.250           67,514
                                                       2003      1.000          1.158           29,696

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.301          1.318               --
                                                       2006      1.185          1.301           33,612
                                                       2005      1.171          1.185           65,618
                                                       2004      1.122          1.171           74,904
                                                       2003      1.000          1.122            4,725

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.573          1.692           28,230
                                                       2006      1.426          1.573            8,013
                                                       2005      1.391          1.426           19,688
                                                       2004      1.236          1.391           14,484
                                                       2003      1.000          1.236            1,223

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.005          0.995            8,376
                                                       2006      0.987          1.005            9,074
                                                       2005      0.986          0.987            9,083
                                                       2004      0.997          0.986          279,946
                                                       2003      1.000          0.997            3,430

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.140          1.136           47,872
                                                       2006      1.106          1.140           56,778
                                                       2005      1.103          1.106           76,254
                                                       2004      1.057          1.103           45,843
                                                       2003      1.000          1.057               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.294          1.269           89,181
                                                       2006      1.192          1.294          118,354
                                                       2005      1.189          1.192          153,029
                                                       2004      1.101          1.189          102,204
                                                       2003      1.000          1.101           31,438

  LMPVIT Money Market Subaccount (11/99).............  2007      1.008          1.034          278,150
                                                       2006      0.985          1.008          291,012
                                                       2005      0.980          0.985           12,917
                                                       2004      0.993          0.980           12,973
                                                       2003      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.579          1.681               --
                                                       2006      1.430          1.579           23,250
                                                       2005      1.394          1.430           46,739
                                                       2004      1.234          1.394           34,057
                                                       2003      1.000          1.234            1,294

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.455          1.523               --
                                                       2006      1.260          1.455            7,011
                                                       2005      1.238          1.260            7,014
                                                       2004      1.169          1.238            5,312
                                                       2003      1.000          1.169               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.453          1.507               --
                                                       2006      1.267          1.453          222,585
                                                       2005      1.255          1.267          225,080
                                                       2004      1.140          1.255           77,831
                                                       2003      1.000          1.140               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.627          1.789               --
                                                       2006      1.483          1.627           70,855
                                                       2005      1.401          1.483           62,354
                                                       2004      1.155          1.401           57,580
                                                       2003      1.000          1.155           12,721

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.510          1.580               --
                                                       2006      1.432          1.510               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.567          1.572               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.341          1.298           10,722
                                                       2006      1.263          1.341           16,757

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.765          1.711           60,920
                                                       2006      1.608          1.765           65,105

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.557          1.986               --
                                                       2006      1.526          1.557               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.268          1.119           31,793

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.086          646,842
                                                       2006      1.001          1.071          497,065

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.050          108,800
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.314          1.438           76,454
                                                       2006      1.336          1.314           76,468

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.284          1.399               --
                                                       2006      1.299          1.284               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.973          2.063               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.378          1.450           30,572
                                                       2006      1.252          1.378           42,969

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.012           82,855
                                                       2006      1.003          1.215           79,157

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.118          1.179            3,372

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.437          1.476           38,804
                                                       2006      1.343          1.437           39,607

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.164          1.283               --
                                                       2006      1.111          1.164               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.232          1.285          124,997
                                                       2006      1.195          1.232           17,465

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.971           22,229
                                                       2006      1.003          1.024            8,413

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.305          1.536               --
                                                       2006      1.343          1.305               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.047          1.086           89,951
                                                       2006      1.013          1.047           92,814

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.280          1.250           19,076
                                                       2006      1.251          1.280           18,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.290          1.310            5,588
                                                       2006      1.278          1.290            5,372

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.330          1.353           16,470
                                                       2006      1.302          1.330           63,550

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.066               --
                                                       2006      1.002          1.056               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.070               --
                                                       2006      1.002          1.045               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.071               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.071          259,518
                                                       2006      1.002          1.055               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.297          1.320           98,464
                                                       2006      1.218          1.297          204,341

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.087           96,661
                                                       2006      0.996          1.046           96,880

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.094          1.113               --
                                                       2006      1.111          1.094           13,713
                                                       2005      1.113          1.111           12,904
                                                       2004      1.045          1.113           12,535
                                                       2003      1.000          1.045            8,697

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.068          1.135          296,952
                                                       2006      1.052          1.068          242,917
                                                       2005      1.050          1.052          430,409
                                                       2004      1.024          1.050           39,973
                                                       2003      1.000          1.024            2,626

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.836          1.983               --
                                                       2006      1.470          1.836               --
                                                       2005      1.340          1.470               --
                                                       2004      1.179          1.340               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.830          1.950               --
                                                       2006      1.596          1.830            8,175
                                                       2005      1.525          1.596           23,414
                                                       2004      1.235          1.525           24,487
                                                       2003      1.000          1.235            9,446

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.258          1.336               --
                                                       2005      1.183          1.258           78,350
                                                       2004      1.136          1.183            8,460
                                                       2003      1.000          1.136               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.242          1.302               --
                                                       2005      1.216          1.242           64,182
                                                       2004      1.132          1.216           57,086
                                                       2003      1.000          1.132           35,179

  Travelers Large Cap Subaccount (11/99).............  2006      1.243          1.278               --
                                                       2005      1.169          1.243               --
                                                       2004      1.123          1.169               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.139               --
                                                       2005      1.007          1.073               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077               --
                                                       2005      1.000          1.042               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104               --
                                                       2005      0.999          1.061               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Income Subaccount (11/99)........  2006      1.025          1.013               --
                                                       2005      1.034          1.025          118,075
                                                       2004      1.028          1.034          104,403
                                                       2003      1.000          1.028               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.352          1.432               --
                                                       2005      1.234          1.352               --
                                                       2004      1.089          1.234               --
                                                       2003      1.000          1.089               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.272          1.343               --
                                                       2005      1.262          1.272               --
                                                       2004      1.131          1.262               --
                                                       2003      1.000          1.131               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.183          1.218               --
                                                       2005      1.175          1.183          221,362
                                                       2004      1.078          1.175          214,552
                                                       2003      1.000          1.078           73,796

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.162          1.252               --
                                                       2005      1.116          1.162               --
                                                       2004      0.992          1.116               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.403          1.608               --
                                                       2005      1.310          1.403           14,625
                                                       2004      1.158          1.310            4,686
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.268          1.343               --
                                                       2005      1.224          1.268           40,603
                                                       2004      1.126          1.224           40,130
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.111               --
                                                       2005      1.000          1.058               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.186          1.195               --
                                                       2005      1.170          1.186           19,123
                                                       2004      1.078          1.170            1,155
                                                       2003      1.000          1.078               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.200          1.249               --
                                                       2005      1.203          1.200            5,498
                                                       2004      1.116          1.203               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.263               --
                                                       2005      1.000          1.104               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.207          1.251               --
                                                       2005      1.145          1.207           54,061
                                                       2004      1.128          1.145           43,204
                                                       2003      1.000          1.128           43,224

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.238          1.416            9,685
                                                       2006      1.231          1.238            9,685
                                                       2005      1.167          1.231            9,685
                                                       2004      1.115          1.167            9,685
                                                       2003      1.000          1.115            9,685






           VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.30%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.105          1.153               --
                                                       2005      1.081          1.105               --
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.188          1.154               --
                                                       2005      1.059          1.188               --
                                                       2004      1.000          1.059               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.640           68,097
                                                       2006      1.241          1.461           68,097
                                                       2005      1.113          1.241           68,097
                                                       2004      1.000          1.113               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.329          1.459           39,573
                                                       2006      1.233          1.329           49,475
                                                       2005      1.086          1.233           10,301
                                                       2004      1.000          1.086               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.273           44,100
                                                       2006      1.102          1.240           55,209
                                                       2005      1.065          1.102           11,556
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.351          1.334               --
                                                       2005      1.170          1.351               --
                                                       2004      1.000          1.170               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.349          1.749               --
                                                       2005      1.288          1.349           36,512
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.203          1.305               --
                                                       2005      1.117          1.203               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.205          1.340               --
                                                       2005      1.120          1.205               --
                                                       2004      1.000          1.120               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.380          1.584           16,789
                                                       2006      1.265          1.380           16,789
                                                       2005      1.108          1.265           16,789
                                                       2004      1.000          1.108               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.555          1.753               --
                                                       2006      1.416          1.555               --
                                                       2005      1.227          1.416               --
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.209          1.226               --
                                                       2006      1.046          1.209               --
                                                       2005      1.027          1.046               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.181          1.283               --
                                                       2006      1.111          1.181               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.189          1.376               --
                                                       2005      1.100          1.189               --
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.967          2.476           35,523
                                                       2006      1.572          1.967           38,716
                                                       2005      1.262          1.572           38,853
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.478          1.667           52,733
                                                       2006      1.245          1.478           52,733
                                                       2005      1.156          1.245           52,733
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.418               --
                                                       2005      1.120          1.191               --
                                                       2004      1.000          1.120               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.370          1.630               --
                                                       2006      1.237          1.370               --
                                                       2005      1.130          1.237               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.145          1.277               --
                                                       2005      1.126          1.145            6,109
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.119          1.188               --
                                                       2006      1.066          1.119               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.227           24,410
                                                       2006      1.164          1.237           24,414
                                                       2005      1.066          1.164           24,417
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.209          1.280               --
                                                       2006      1.077          1.209               --
                                                       2005      1.057          1.077               --
                                                       2004      1.000          1.057               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.179          1.176               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.135          1.168          156,235
                                                       2006      1.051          1.135           47,620
                                                       2005      1.031          1.051           47,644
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.187          1.181          253,762
                                                       2006      1.069          1.187          265,617
                                                       2005      1.039          1.069          230,528
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.143          1.188               --
                                                       2006      0.991          1.143               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.227          1.258               --
                                                       2006      1.090          1.227               --
                                                       2005      1.070          1.090               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.237          1.224               --
                                                       2006      1.084          1.237               --
                                                       2005      1.058          1.084               --
                                                       2004      1.000          1.058               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.251          1.282               --
                                                       2006      1.111          1.251               --
                                                       2005      1.067          1.111               --
                                                       2004      1.000          1.067               --

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.299          1.319               --
                                                       2006      1.124          1.299               --
                                                       2005      1.080          1.124               --
                                                       2004      1.000          1.080               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.041          1.071               --
                                                       2006      1.018          1.041               --
                                                       2005      0.990          1.018               --
                                                       2004      1.000          0.990               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.300          1.361               --
                                                       2006      1.159          1.300               --
                                                       2005      1.095          1.159               --
                                                       2004      1.000          1.095               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.147          1.162               --
                                                       2006      1.046          1.147               --
                                                       2005      1.033          1.046               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.318          1.417           13,294
                                                       2006      1.196          1.318               --
                                                       2005      1.166          1.196               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.016          1.006               --
                                                       2006      0.998          1.016               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.105          1.101               --
                                                       2006      1.073          1.105               --
                                                       2005      1.071          1.073               --
                                                       2004      1.000          1.071               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.180          1.157               --
                                                       2006      1.088          1.180               --
                                                       2005      1.085          1.088               --
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.021          1.047               --
                                                       2006      0.998          1.021               --
                                                       2005      0.994          0.998               --
                                                       2004      1.000          0.994               --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.323          1.408               --
                                                       2006      1.199          1.323           13,265
                                                       2005      1.170          1.199           13,265
                                                       2004      1.000          1.170               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.241          1.299               --
                                                       2006      1.075          1.241               --
                                                       2005      1.057          1.075               --
                                                       2004      1.000          1.057               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.272          1.319               --
                                                       2006      1.110          1.272               --
                                                       2005      1.100          1.110               --
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.347          1.481               --
                                                       2006      1.228          1.347           44,386
                                                       2005      1.161          1.228           44,386
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.375          1.438               --
                                                       2006      1.304          1.375               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.426          1.430               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.340          1.296               --
                                                       2006      1.263          1.340               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.541          1.493               --
                                                       2006      1.405          1.541               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.361          1.735               --
                                                       2006      1.334          1.361               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.267          1.117               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.071          1.085               --
                                                       2006      1.001          1.071               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.049           56,066
                                                       2006      1.015          1.067               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.171          1.281               --
                                                       2006      1.191          1.171               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.283          1.397               --
                                                       2006      1.299          1.283               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.705          1.782               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.390          1.462               --
                                                       2006      1.264          1.390               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.011           52,985
                                                       2006      1.003          1.214           52,985

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.071          1.129           44,737

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.283          1.317               --
                                                       2006      1.199          1.283               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.163          1.281               --
                                                       2006      1.110          1.163               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.211               --
                                                       2006      1.127          1.162               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           32,436
                                                       2006      1.003          1.024            7,768

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.109          1.305               --
                                                       2006      1.142          1.109               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.041          1.079               --
                                                       2006      1.008          1.041               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.157          1.130               --
                                                       2006      1.131          1.157               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.156          1.174               --
                                                       2006      1.145          1.156               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.205          1.225               --
                                                       2006      1.180          1.205               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.065               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.071               --
                                                       2006      1.001          1.038               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.070               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.070               --
                                                       2006      1.002          1.050               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.070               --
                                                       2006      1.002          1.054               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.208          1.230               --
                                                       2006      1.136          1.208               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.086               --
                                                       2006      0.996          1.046               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.135               --
                                                       2006      0.998          1.064               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.048          1.067               --
                                                       2006      1.065          1.048           54,015
                                                       2005      1.068          1.065           54,415
                                                       2004      1.000          1.068               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.061          1.128            6,765
                                                       2006      1.046          1.061           16,227
                                                       2005      1.045          1.046           16,638
                                                       2004      1.000          1.045               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.587          1.714               --
                                                       2006      1.271          1.587               --
                                                       2005      1.159          1.271               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.431          1.525               --
                                                       2006      1.248          1.431           17,538
                                                       2005      1.193          1.248           17,538
                                                       2004      1.000          1.193               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.121          1.191               --
                                                       2005      1.055          1.121               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.126          1.180               --
                                                       2005      1.102          1.126               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.114          1.145               --
                                                       2005      1.049          1.114               --
                                                       2004      1.000          1.049               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.028               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.076               --
                                                       2005      1.000          1.042               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.051               --
                                                       2005      1.007          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.020          1.008               --
                                                       2005      1.029          1.020               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.231          1.304               --
                                                       2005      1.124          1.231               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.142               --
                                                       2005      1.074          1.081               --
                                                       2004      1.000          1.074               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.103          1.136               --
                                                       2005      1.096          1.103               --
                                                       2004      1.000          1.096               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.172          1.264               --
                                                       2005      1.127          1.172               --
                                                       2004      1.002          1.127               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.226          1.405               --
                                                       2005      1.145          1.226               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.133          1.199               --
                                                       2005      1.093          1.133               --
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.110               --
                                                       2005      1.000          1.058               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.119          1.127               --
                                                       2005      1.104          1.119               --
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.095          1.140               --
                                                       2005      1.098          1.095               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.131          1.299               --
                                                       2005      1.031          1.131               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.263               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.092          1.131               --
                                                       2005      1.037          1.092               --
                                                       2004      1.000          1.037               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.123          1.284               --
                                                       2006      1.117          1.123               --
                                                       2005      1.059          1.117               --
                                                       2004      1.000          1.059               --






         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.35% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.104          1.152               --
                                                       2005      1.081          1.104            5,812
                                                       2004      1.000          1.081               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.187          1.152               --
                                                       2005      1.058          1.187               --
                                                       2004      1.000          1.058               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.459          1.637               84
                                                       2006      1.240          1.459               --
                                                       2005      1.113          1.240               --
                                                       2004      1.000          1.113               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.327          1.456           72,666
                                                       2006      1.232          1.327           76,378
                                                       2005      1.086          1.232           71,771
                                                       2004      1.000          1.086               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.239          1.271           23,554
                                                       2006      1.101          1.239           25,969
                                                       2005      1.065          1.101           21,455
                                                       2004      1.000          1.065               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.350          1.333               --
                                                       2005      1.169          1.350               --
                                                       2004      1.000          1.169               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.348          1.746               --
                                                       2005      1.288          1.348               --
                                                       2004      1.000          1.288               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.202          1.304               --
                                                       2005      1.117          1.202               --
                                                       2004      1.000          1.117               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.204          1.339               --
                                                       2005      1.119          1.204           21,064
                                                       2004      1.000          1.119               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.378          1.581           29,644
                                                       2006      1.264          1.378           31,160
                                                       2005      1.107          1.264           30,537
                                                       2004      1.000          1.107               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.553          1.750           34,591
                                                       2006      1.415          1.553           36,876
                                                       2005      1.227          1.415           36,435
                                                       2004      1.000          1.227               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.208          1.224           56,581
                                                       2006      1.046          1.208           54,957
                                                       2005      1.027          1.046           51,848

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.179          1.281               --
                                                       2006      1.111          1.179               --
                                                       2005      1.085          1.111               --
                                                       2004      1.000          1.085               --

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.188          1.374               --
                                                       2005      1.100          1.188           28,733
                                                       2004      1.000          1.100               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.965          2.471               --
                                                       2006      1.570          1.965               --
                                                       2005      1.262          1.570               --
                                                       2004      1.000          1.262               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.476          1.664           40,586
                                                       2006      1.244          1.476           34,890
                                                       2005      1.156          1.244           35,770
                                                       2004      1.000          1.156               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.191          1.417               --
                                                       2005      1.119          1.191           27,706
                                                       2004      1.000          1.119               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.368          1.627               --
                                                       2006      1.236          1.368               --
                                                       2005      1.130          1.236               --
                                                       2004      1.000          1.130               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.144          1.275               --
                                                       2005      1.126          1.144               --
                                                       2004      1.000          1.126               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.117          1.186               --
                                                       2006      1.066          1.117               --
                                                       2005      1.026          1.066               --
                                                       2004      1.000          1.026               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.236          1.225           66,915
                                                       2006      1.163          1.236           66,954
                                                       2005      1.066          1.163           66,988
                                                       2004      1.000          1.066               --

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.207          1.278           29,761
                                                       2006      1.076          1.207           29,771
                                                       2005      1.057          1.076           29,781
                                                       2004      1.000          1.057               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.177          1.174               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.133          1.166               --
                                                       2006      1.050          1.133               --
                                                       2005      1.031          1.050               --
                                                       2004      1.000          1.031               --

  LMPVET Capital Subaccount (10/02)..................  2007      1.185          1.179           25,139
                                                       2006      1.068          1.185           24,315
                                                       2005      1.039          1.068           23,881
                                                       2004      1.000          1.039               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.141          1.186               --
                                                       2006      0.991          1.141               --
                                                       2005      1.016          0.991               --
                                                       2004      1.000          1.016               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.225          1.255               --
                                                       2006      1.089          1.225               --
                                                       2005      1.070          1.089               --
                                                       2004      1.000          1.070               --

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.235          1.222            2,823
                                                       2006      1.083          1.235            2,826
                                                       2005      1.058          1.083            2,829
                                                       2004      1.000          1.058               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.249          1.280               --
                                                       2006      1.110          1.249               --
                                                       2005      1.067          1.110               --
                                                       2004      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.298          1.317            2,355
                                                       2006      1.123          1.298            2,361
                                                       2005      1.079          1.123            2,368
                                                       2004      1.000          1.079               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.040          1.069           29,303
                                                       2006      1.018          1.040           29,303
                                                       2005      0.990          1.018           29,303
                                                       2004      1.000          0.990               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.299          1.359               --
                                                       2006      1.158          1.299               --
                                                       2005      1.094          1.158               --
                                                       2004      1.000          1.094               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.146          1.160               --
                                                       2006      1.045          1.146               --
                                                       2005      1.033          1.045               --
                                                       2004      1.000          1.033               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.316          1.414            2,577
                                                       2006      1.195          1.316               --
                                                       2005      1.166          1.195               --
                                                       2004      1.000          1.166               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.015          1.004               --
                                                       2006      0.998          1.015               --
                                                       2005      0.998          0.998               --
                                                       2004      1.000          0.998               --

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.104          1.099               --
                                                       2006      1.072          1.104               --
                                                       2005      1.070          1.072               --
                                                       2004      1.000          1.070               --

  LMPVIT High Income Subaccount (11/99)..............  2007      1.178          1.155               --
                                                       2006      1.087          1.178               --
                                                       2005      1.085          1.087               --
                                                       2004      1.000          1.085               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.020          1.045               --
                                                       2006      0.998          1.020               --
                                                       2005      0.993          0.998               --
                                                       2004      1.000          0.993               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.321          1.406               --
                                                       2006      1.198          1.321            2,574
                                                       2005      1.169          1.198            2,577
                                                       2004      1.000          1.169               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.240          1.297               --
                                                       2006      1.074          1.240               --
                                                       2005      1.057          1.074               --
                                                       2004      1.000          1.057               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.270          1.317               --
                                                       2006      1.109          1.270           22,559
                                                       2005      1.100          1.109           23,084
                                                       2004      1.000          1.100               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.345          1.479               --
                                                       2006      1.227          1.345               --
                                                       2005      1.161          1.227               --
                                                       2004      1.000          1.161               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.373          1.436               --
                                                       2006      1.303          1.373               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.424          1.428               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.338          1.295               --
                                                       2006      1.262          1.338               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.539          1.490               --
                                                       2006      1.404          1.539               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.359          1.732               --
                                                       2006      1.333          1.359               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.266          1.116               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.084           73,232
                                                       2006      1.001          1.070           48,374

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.067          1.048               --
                                                       2006      1.015          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.169          1.278               --
                                                       2006      1.190          1.169               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.282          1.395               --
                                                       2006      1.298          1.282               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.702          1.779               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.388          1.459            5,521
                                                       2006      1.262          1.388            5,528

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.010               --
                                                       2006      1.003          1.214               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.070          1.127           28,220

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.282          1.314            6,674
                                                       2006      1.198          1.282            6,678

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.162          1.280               --
                                                       2006      1.110          1.162               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.209            5,602
                                                       2006      1.126          1.161            5,609

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.024          0.970           30,477
                                                       2006      1.003          1.024           27,921

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.108          1.303               --
                                                       2006      1.141          1.108               --

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.040          1.078               --
                                                       2006      1.007          1.040               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.156          1.128               --
                                                       2006      1.130          1.156               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.154          1.172               --
                                                       2006      1.144          1.154               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.203          1.223               --
                                                       2006      1.179          1.203               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.064            3,247
                                                       2006      1.002          1.055            3,251

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.070               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.069               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.069               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.069          187,017
                                                       2006      1.002          1.054          166,860

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.207          1.228            6,928
                                                       2006      1.135          1.207            6,933

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.046          1.085           35,794
                                                       2006      0.996          1.046           35,886

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.134               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.047          1.065               --
                                                       2006      1.064          1.047           26,516
                                                       2005      1.067          1.064           24,352
                                                       2004      1.000          1.067               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.060          1.126           13,245
                                                       2006      1.045          1.060           13,256
                                                       2005      1.044          1.045            8,321
                                                       2004      1.000          1.044               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.585          1.712               --
                                                       2006      1.270          1.585               --
                                                       2005      1.159          1.270               --
                                                       2004      1.000          1.159               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.429          1.522               --
                                                       2006      1.247          1.429               --
                                                       2005      1.193          1.247               --
                                                       2004      1.000          1.193               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.120          1.190               --
                                                       2005      1.055          1.120               --
                                                       2004      1.000          1.055               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.125          1.179               --
                                                       2005      1.102          1.125               --
                                                       2004      1.000          1.102               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.113          1.144               --
                                                       2005      1.048          1.113               --
                                                       2004      1.000          1.048               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.073          1.138               --
                                                       2005      1.007          1.073            2,865

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.026          1.027               --
                                                       2005      1.000          1.026               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076               --
                                                       2005      1.000          1.041               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.103               --
                                                       2005      0.999          1.060          121,235

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.033          1.050               --
                                                       2005      1.007          1.033               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.019          1.007               --
                                                       2005      1.029          1.019               --
                                                       2004      1.000          1.029               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.230          1.303               --
                                                       2005      1.124          1.230               --
                                                       2004      1.000          1.124               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.081          1.141               --
                                                       2005      1.073          1.081               --
                                                       2004      1.000          1.073               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.102          1.135               --
                                                       2005      1.096          1.102            2,345
                                                       2004      1.000          1.096               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.171          1.262               --
                                                       2005      1.126          1.171            5,537
                                                       2004      1.002          1.126               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.225          1.404               --
                                                       2005      1.145          1.225               --
                                                       2004      1.000          1.145               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.132          1.198               --
                                                       2005      1.093          1.132            2,284
                                                       2004      1.000          1.093               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.110               --
                                                       2005      1.000          1.057               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.118          1.126               --
                                                       2005      1.104          1.118            5,618
                                                       2004      1.000          1.104               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.094          1.139               --
                                                       2005      1.098          1.094               --
                                                       2004      1.000          1.098               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.130          1.298               --
                                                       2005      1.031          1.130               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.262               --
                                                       2005      1.000          1.103               --

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.091          1.130               --
                                                       2005      1.036          1.091               --
                                                       2004      1.000          1.036               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.122          1.281               --
                                                       2006      1.116          1.122               --
                                                       2005      1.059          1.116               --
                                                       2004      1.000          1.059               --

         VINTAGE XTRA (SERIES II) -- SEPARATE ACCOUNT CHARGES 2.40% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/02)...................................  2006      1.240          1.293               --
                                                       2005      1.215          1.240               --
                                                       2004      1.119          1.215               --
                                                       2003      1.000          1.119               --

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.295          1.256               --
                                                       2005      1.155          1.295               --
                                                       2004      1.092          1.155               --
                                                       2003      1.000          1.092               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.721          1.929           79,418
                                                       2006      1.464          1.721           93,725
                                                       2005      1.314          1.464           91,963
                                                       2004      1.186          1.314           52,116
                                                       2003      1.000          1.186               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.539          1.687          562,278
                                                       2006      1.430          1.539          589,643
                                                       2005      1.260          1.430          554,662
                                                       2004      1.148          1.260          164,709
                                                       2003      1.000          1.148            2,817

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.434          1.471          554,228
                                                       2006      1.275          1.434          556,253
                                                       2005      1.234          1.275          519,131
                                                       2004      1.145          1.234          124,146
                                                       2003      1.000          1.145            2,846

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.540          1.519               --
                                                       2005      1.334          1.540               --
                                                       2004      1.143          1.334               --
                                                       2003      1.000          1.143               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.532          1.984               --
                                                       2005      1.464          1.532               --
                                                       2004      1.142          1.464               --
                                                       2003      1.000          1.142               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.287          1.396               --
                                                       2005      1.197          1.287           14,632
                                                       2004      1.073          1.197               --
                                                       2003      1.000          1.073               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.284          1.428               --
                                                       2005      1.195          1.284            3,203
                                                       2004      1.066          1.195               --
                                                       2003      1.000          1.066               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class)
  (11/99)............................................  2007      1.595          1.829           48,802
                                                       2006      1.464          1.595           28,261
                                                       2005      1.283          1.464           20,121
                                                       2004      1.139          1.283           13,377
                                                       2003      1.000          1.139            2,423

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.841          2.073           97,218
                                                       2006      1.678          1.841          106,833
                                                       2005      1.456          1.678          114,715
                                                       2004      1.196          1.456           68,712
                                                       2003      1.000          1.196              555

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Income Securities Subaccount (Class
  2) (5/05)..........................................  2007      1.207          1.223           59,769
                                                       2006      1.046          1.207               --
                                                       2005      1.027          1.046               --

  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (11/99).......................  2007      1.407          1.528           18,763
                                                       2006      1.326          1.407           19,219
                                                       2005      1.296          1.326           19,622
                                                       2004      1.191          1.296           80,618
                                                       2003      1.000          1.191            1,971

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.325          1.531               --
                                                       2005      1.227          1.325           13,501
                                                       2004      1.116          1.227           10,514
                                                       2003      1.000          1.116            1,934

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.389          3.004           23,952
                                                       2006      1.911          2.389           15,320
                                                       2005      1.536          1.911           15,091
                                                       2004      1.261          1.536           13,883
                                                       2003      1.000          1.261               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.733          1.953          256,175
                                                       2006      1.461          1.733          259,149
                                                       2005      1.359          1.461          260,951
                                                       2004      1.174          1.359          160,129
                                                       2003      1.000          1.174              684

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.396          1.661               --
                                                       2005      1.314          1.396            3,139
                                                       2004      1.160          1.314               --
                                                       2003      1.000          1.160               --

Janus Aspen Series
  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.623          1.929           35,527
                                                       2006      1.467          1.623           15,520
                                                       2005      1.341          1.467           16,050
                                                       2004      1.140          1.341           16,559
                                                       2003      1.000          1.140               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.334          1.487               --
                                                       2005      1.314          1.334           36,825
                                                       2004      1.172          1.314           13,437
                                                       2003      1.000          1.172               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      1.256          1.334               --
                                                       2006      1.199          1.256               --
                                                       2005      1.155          1.199               --
                                                       2004      1.150          1.155               --
                                                       2003      1.000          1.150               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (11/99)............................................  2007      1.410          1.397           33,911
                                                       2006      1.327          1.410           33,932
                                                       2005      1.218          1.327           33,956
                                                       2004      1.134          1.218           33,975
                                                       2003      1.000          1.134               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Appreciation Subaccount (Class I) (11/99)...  2007      1.355          1.434           15,863
                                                       2006      1.209          1.355           15,869
                                                       2005      1.188          1.209           15,875
                                                       2004      1.118          1.188           15,882
                                                       2003      1.000          1.118               --

  LMPVET Appreciation Subaccount (Class II) (11/07)..  2007      1.330          1.326               --

  LMPVET Capital and Income Subaccount (Class II)
  (10/02)............................................  2007      1.224          1.259          522,614
                                                       2006      1.135          1.224          538,996
                                                       2005      1.115          1.135          544,051
                                                       2004      1.088          1.115          397,146
                                                       2003      1.000          1.088           16,637

  LMPVET Capital Subaccount (10/02)..................  2007      1.338          1.330          532,314
                                                       2006      1.206          1.338          693,258
                                                       2005      1.174          1.206          709,894
                                                       2004      1.127          1.174          551,949
                                                       2003      1.000          1.127            3,351

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      1.246          1.294           39,986
                                                       2006      1.082          1.246           52,914
                                                       2005      1.110          1.082           71,552
                                                       2004      1.100          1.110           67,650
                                                       2003      1.000          1.100               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.389          1.423           10,015
                                                       2006      1.236          1.389           11,026
                                                       2005      1.214          1.236           12,124
                                                       2004      1.128          1.214           13,285
                                                       2003      1.000          1.128            2,516

  LMPVET Fundamental Value Subaccount (Class I)
  (11/99)............................................  2007      1.439          1.422           20,532
                                                       2006      1.262          1.439            3,485
                                                       2005      1.233          1.262            3,499
                                                       2004      1.167          1.233            3,514
                                                       2003      1.000          1.167               --

  LMPVET Global Equity Subaccount (10/02)............  2007      1.434          1.469          234,617
                                                       2006      1.275          1.434          238,540
                                                       2005      1.226          1.275          247,043
                                                       2004      1.139          1.226          165,956
                                                       2003      1.000          1.139            1,142

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.482          1.504               --
                                                       2006      1.284          1.482               --
                                                       2005      1.234          1.284               --
                                                       2004      1.146          1.234               --
                                                       2003      1.000          1.146               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.200          1.233           22,116
                                                       2006      1.175          1.200           22,128
                                                       2005      1.144          1.175           22,142
                                                       2004      1.167          1.144           22,157
                                                       2003      1.000          1.167               --

  LMPVET Mid Cap Core Subaccount (Class I) (11/99)...  2007      1.478          1.546           12,711
                                                       2006      1.319          1.478            5,408
                                                       2005      1.247          1.319            5,414
                                                       2004      1.157          1.247            5,419
                                                       2003      1.000          1.157               --

  LMPVET Multiple Discipline Subaccount-Large Cap
  Growth and Value (11/02)...........................  2007      1.295          1.310               --
                                                       2006      1.181          1.295               --
                                                       2005      1.168          1.181               --
                                                       2004      1.121          1.168               --
                                                       2003      1.000          1.121               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.565          1.681            6,665
                                                       2006      1.421          1.565            3,631
                                                       2005      1.388          1.421            3,641
                                                       2004      1.235          1.388            3,170
                                                       2003      1.000          1.235              321

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.000          0.989          159,682
                                                       2006      0.983          1.000          185,888
                                                       2005      0.984          0.983          244,644
                                                       2004      0.996          0.984          224,435
                                                       2003      1.000          0.996           24,623

  LMPVIT Diversified Srategic Income Subaccount
  (11/99)............................................  2007      1.134          1.129               --
                                                       2006      1.102          1.134            4,948
                                                       2005      1.100          1.102            4,948
                                                       2004      1.056          1.100            4,996
                                                       2003      1.000          1.056               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT High Income Subaccount (11/99)..............  2007      1.287          1.261           54,623
                                                       2006      1.188          1.287           60,831
                                                       2005      1.186          1.188           62,653
                                                       2004      1.100          1.186           49,104
                                                       2003      1.000          1.100               --

  LMPVIT Money Market Subaccount (11/99).............  2007      1.003          1.027           17,012
                                                       2006      0.981          1.003           32,121
                                                       2005      0.978          0.981           34,969
                                                       2004      0.993          0.978           25,772
                                                       2003      1.000          0.993           10,608

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.571          1.672               --
                                                       2006      1.425          1.571            3,038
                                                       2005      1.392          1.425            3,041
                                                       2004      1.233          1.392            3,043
                                                       2003      1.000          1.233               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.447          1.515               --
                                                       2006      1.255          1.447           24,905
                                                       2005      1.236          1.255           24,185
                                                       2004      1.168          1.236           23,385
                                                       2003      1.000          1.168               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.446          1.499               --
                                                       2006      1.263          1.446           79,503
                                                       2005      1.253          1.263           63,114
                                                       2004      1.139          1.253           47,265
                                                       2003      1.000          1.139               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.619          1.779               --
                                                       2006      1.477          1.619           53,237
                                                       2005      1.398          1.477           54,011
                                                       2004      1.154          1.398           27,876
                                                       2003      1.000          1.154               --

Met Investors Series Trust
  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.502          1.571               --
                                                       2006      1.426          1.502               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.558          1.561               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.337          1.293           16,248
                                                       2006      1.261          1.337            6,791

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.756          1.699            2,184
                                                       2006      1.602          1.756            2,187

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.549          1.973               --
                                                       2006      1.519          1.549               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.265          1.114               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.070          1.083          109,955
                                                       2006      1.001          1.070           18,226

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.066          1.047           67,737
                                                       2006      1.015          1.066               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.308          1.429               --
                                                       2006      1.331          1.308               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.281          1.393            2,447
                                                       2006      1.298          1.281            1,367

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.962          2.049               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.373          1.442           88,716
                                                       2006      1.249          1.373           73,029

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.214          1.009            4,062
                                                       2006      1.003          1.214               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.112          1.171           39,775

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.430          1.466               --
                                                       2006      1.337          1.430               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.161          1.279               --
                                                       2006      1.109          1.161               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.226          1.276           58,379
                                                       2006      1.190          1.226           53,997

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.023          0.969          105,328
                                                       2006      1.003          1.023           59,677

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.298          1.526            1,069
                                                       2006      1.337          1.298            1,070

  MSF BlackRock Bond Income Subaccount (Class E)
  (4/06).............................................  2007      1.042          1.079          298,375
                                                       2006      1.009          1.042          441,244

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/06)..........................................  2007      1.274          1.242               --
                                                       2006      1.246          1.274               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.283          1.302            6,716
                                                       2006      1.273          1.283            7,394

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.323          1.345            3,164
                                                       2006      1.297          1.323            8,116

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.055          1.063               --
                                                       2006      1.002          1.055               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.037          1.069               --
                                                       2006      1.001          1.037               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.044          1.068               --
                                                       2006      1.002          1.044               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.049          1.068               --
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.054          1.068               --
                                                       2006      1.002          1.054               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.290          1.312           18,557
                                                       2006      1.213          1.290           29,906

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.045          1.085           15,768
                                                       2006      0.996          1.045           25,278

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.063          1.133               --
                                                       2006      0.998          1.063               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.088          1.107               --
                                                       2006      1.107          1.088           39,778
                                                       2005      1.111          1.107           39,782
                                                       2004      1.044          1.111           33,732
                                                       2003      1.000          1.044               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.062          1.128          238,338
                                                       2006      1.048          1.062          228,803
                                                       2005      1.048          1.048          228,251
                                                       2004      1.023          1.048          173,655
                                                       2003      1.000          1.023               --

Putnam Variable Trust
  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.827          1.973               --
                                                       2006      1.465          1.827               --
                                                       2005      1.337          1.465               --
                                                       2004      1.179          1.337               --
                                                       2003      1.000          1.179               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.821          1.939               --
                                                       2006      1.590          1.821           28,019
                                                       2005      1.521          1.590           29,002
                                                       2004      1.235          1.521           21,691
                                                       2003      1.000          1.235               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.253          1.331               --
                                                       2005      1.180          1.253               --
                                                       2004      1.135          1.180               --
                                                       2003      1.000          1.135               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.238          1.297               --
                                                       2005      1.213          1.238            8,446
                                                       2004      1.131          1.213            6,516
                                                       2003      1.000          1.131              788

  Travelers Large Cap Subaccount (11/99).............  2006      1.238          1.273               --
                                                       2005      1.167          1.238            8,131
                                                       2004      1.122          1.167            8,909
                                                       2003      1.000          1.122            1,676

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.072          1.137               --
                                                       2005      1.007          1.072               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.025          1.026               --
                                                       2005      1.000          1.025               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.041          1.076               --
                                                       2005      1.000          1.041               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.060          1.102               --
                                                       2005      0.999          1.060               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.032          1.050               --
                                                       2005      1.007          1.032               --

  Travelers Managed Income Subaccount (11/99)........  2006      1.021          1.009               --
                                                       2005      1.032          1.021          426,825
                                                       2004      1.028          1.032          209,995
                                                       2003      1.000          1.028           17,126

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.347          1.426               --
                                                       2005      1.231          1.347               --
                                                       2004      1.088          1.231               --
                                                       2003      1.000          1.088               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.267          1.337               --
                                                       2005      1.259          1.267            1,071
                                                       2004      1.130          1.259               --
                                                       2003      1.000          1.130               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.178          1.213               --
                                                       2005      1.172          1.178           30,673
                                                       2004      1.077          1.172           16,504
                                                       2003      1.000          1.077            1,754

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.159          1.249               --
                                                       2005      1.115          1.159           73,029
                                                       2004      0.992          1.115               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.398          1.602               --
                                                       2005      1.308          1.398            2,190
                                                       2004      1.157          1.308           65,725
                                                       2003      1.000          1.157               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.264          1.337               --
                                                       2005      1.221          1.264               --
                                                       2004      1.126          1.221               --
                                                       2003      1.000          1.126               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.057          1.109               --
                                                       2005      1.000          1.057               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.181          1.190               --
                                                       2005      1.167          1.181           53,012
                                                       2004      1.078          1.167            2,480
                                                       2003      1.000          1.078               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.196          1.244               --
                                                       2005      1.200          1.196               --
                                                       2004      1.115          1.200               --
                                                       2003      1.000          1.115               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.130          1.298               --
                                                       2005      1.031          1.130              518

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.103          1.261               --
                                                       2005      1.000          1.103            2,824

  Travelers Van Kampen Enterprise Subaccount
  (11/99)............................................  2006      1.203          1.246               --
                                                       2005      1.143          1.203               --
                                                       2004      1.127          1.143               --
                                                       2003      1.000          1.127               --

Van Kampen Life Investment Trust
  Van Kampen LIT Strategic Growth Subaccount (Class
  I) (11/99).........................................  2007      1.232          1.407            2,063
                                                       2006      1.227          1.232            2,065
                                                       2005      1.164          1.227            2,069
                                                       2004      1.114          1.164            1,700
                                                       2003      1.000          1.114              238





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities VI Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Franklin Templeton Variable Insurance Products Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Managed Income Portfolio merged into Metropolitan Series Fund, Inc..-BlackRock Bond Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Van Kampen Enterprise Portfolio merged into Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Multiple Discipline Portfolio -- Large Cap Growth and Value merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

           CONDENSED FINANCIAL INFORMATION -- PORTFOLIO ARCHITECT XTRA

--------------------------------------------------------------------------------

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156               --
                                                       2006      1.000          1.080           21,186

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849               --
                                                       2005      0.777          0.808           26,568
                                                       2004      0.747          0.777           26,582
                                                       2003      0.607          0.747           47,692
                                                       2002      0.884          0.607           66,257
                                                       2001      1.000          0.884           38,368

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.749          0.733               --
                                                       2005      0.663          0.749          587,791
                                                       2004      0.622          0.663          435,517
                                                       2003      0.512          0.622          526,492
                                                       2002      0.752          0.512          553,711
                                                       2001      1.000          0.752          472,388

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.651          155,396
                                                       2006      1.233          1.461          378,365
                                                       2005      1.098          1.233          362,506
                                                       2004      0.983          1.098          259,242
                                                       2003      0.738          0.983          186,566
                                                       2002      0.879          0.738          225,675
                                                       2001      0.996          0.879           39,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.351          1.493          655,341
                                                       2006      1.245          1.351          832,088
                                                       2005      1.089          1.245          817,588
                                                       2004      0.984          1.089          822,055
                                                       2003      0.731          0.984          716,651
                                                       2002      0.983          0.731          665,207
                                                       2001      1.091          0.983          507,376

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.489          1.539          413,323
                                                       2006      1.314          1.489          506,326
                                                       2005      1.261          1.314          593,898
                                                       2004      1.161          1.261          692,311
                                                       2003      0.891          1.161          677,603
                                                       2002      1.109          0.891          637,610
                                                       2001      1.124          1.109          176,771

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.670          0.663               --
                                                       2005      0.576          0.670           61,171
                                                       2004      0.490          0.576            5,194
                                                       2003      0.398          0.490            5,201
                                                       2002      0.540          0.398           73,462
                                                       2001      1.000          0.540           63,779

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.645          1.723               --
                                                       2006      1.261          1.645           73,896
                                                       2005      1.002          1.261           44,890
                                                       2004      0.815          1.002            5,059
                                                       2003      0.579          0.815            5,064
                                                       2002      0.666          0.579            5,070
                                                       2001      1.000          0.666               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.325          3.034               --
                                                       2005      2.204          2.325           68,548
                                                       2004      1.704          2.204           68,141
                                                       2003      1.292          1.704           62,491
                                                       2002      1.256          1.292           39,432
                                                       2001      1.000          1.256            6,450

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.038          1.094           22,570
                                                       2006      0.905          1.038           24,735
                                                       2005      0.881          0.905           25,634
                                                       2004      0.852          0.881           26,540
                                                       2003      0.715          0.852           27,168
                                                       2002      0.872          0.715           27,763
                                                       2001      1.000          0.872            2,817

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.146          1.003           14,180
                                                       2006      1.122          1.146           27,509
                                                       2005      1.078          1.122           26,301
                                                       2004      0.984          1.078           25,016
                                                       2003      0.759          0.984           23,617
                                                       2002      0.954          0.759           21,685
                                                       2001      1.000          0.954            1,380

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424               --
                                                       2005      1.207          1.309               --
                                                       2004      1.074          1.207               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456               --
                                                       2005      1.205          1.306           19,564
                                                       2004      1.067          1.205           14,089
                                                       2003      1.000          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.273          1.470          161,778
                                                       2006      1.161          1.273          203,675
                                                       2005      1.011          1.161          214,332
                                                       2004      0.892          1.011          289,477
                                                       2003      0.707          0.892          235,695
                                                       2002      0.795          0.707          184,568
                                                       2001      1.000          0.795           21,463

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.249          1.312               --
                                                       2006      1.115          1.249               --
                                                       2005      0.939          1.115               --
                                                       2004      0.942          0.939               --
                                                       2003      0.766          0.942           16,123
                                                       2002      0.842          0.766           16,801
                                                       2001      1.000          0.842               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213           48,181
                                                       2006      1.763          1.950           38,034
                                                       2005      1.518          1.763           41,237
                                                       2004      1.237          1.518           44,749
                                                       2003      0.909          1.237           53,053
                                                       2002      1.027          0.909           16,792
                                                       2001      1.000          1.027               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460               --
                                                       2005      1.152          1.253           84,767
                                                       2004      1.039          1.152           61,625
                                                       2003      0.844          1.039           80,317
                                                       2002      1.000          0.844           63,760

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556            4,300
                                                       2006      2.226          2.806            6,366
                                                       2005      1.775          2.226               --
                                                       2004      1.446          1.775               --
                                                       2003      1.000          1.446               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.392          1.582          571,459
                                                       2006      1.165          1.392          629,814
                                                       2005      1.074          1.165          643,897
                                                       2004      0.921          1.074          490,264
                                                       2003      0.708          0.921          362,736
                                                       2002      0.883          0.708          363,371
                                                       2001      1.031          0.883          372,306

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508               --
                                                       2005      1.174          1.258           22,978
                                                       2004      1.028          1.174               --
                                                       2003      0.791          1.028               --
                                                       2002      1.000          0.791               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.065          1.089               --
                                                       2005      1.068          1.065               --
                                                       2004      0.998          1.068               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.056          1.091               --
                                                       2005      0.997          1.056           45,236
                                                       2004      0.935          0.997           45,244
                                                       2003      0.836          0.935           61,559
                                                       2002      0.910          0.836           82,622
                                                       2001      1.000          0.910           37,431

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.041          1.247           13,455
                                                       2006      0.995          1.041           13,455
                                                       2005      0.900          0.995           27,169
                                                       2004      0.801          0.900           27,169
                                                       2003      0.645          0.801           27,169
                                                       2002      0.930          0.645           25,111
                                                       2001      1.000          0.930           17,231

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.480           33,528
                                                       2006      0.377          0.400           33,528
                                                       2005      0.344          0.377           33,528
                                                       2004      0.347          0.344          103,432
                                                       2003      0.241          0.347          103,432
                                                       2002      0.414          0.241           33,528
                                                       2001      1.000          0.414           33,528

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.671          0.722           30,982
                                                       2006      0.578          0.671           54,146
                                                       2005      0.557          0.578           53,652
                                                       2004      0.541          0.557           53,290
                                                       2003      0.444          0.541           56,129
                                                       2002      0.608          0.444           51,596
                                                       2001      1.000          0.608           43,088

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733               --
                                                       2005      1.508          1.544            3,347
                                                       2004      1.334          1.508           65,979
                                                       2003      1.000          1.334           62,628

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.509          1.455          373,650

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.234          1.277           52,880

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.994          1.026           49,310
                                                       2006      0.877          0.994           69,147
                                                       2005      0.855          0.877           67,852
                                                       2004      0.788          0.855          135,502
                                                       2003      0.627          0.788          143,048
                                                       2002      0.820          0.627           50,016
                                                       2001      1.000          0.820           18,820

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.612          1.544          469,731

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.421          1.453          192,644
                                                       2006      1.221          1.421          228,253
                                                       2005      1.165          1.221          227,875
                                                       2004      1.072          1.165          243,422
                                                       2003      0.823          1.072          295,422
                                                       2002      1.087          0.823          166,026
                                                       2001      1.000          1.087          118,438

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.009          1.010          132,422

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.559          1.688           14,594
                                                       2006      1.405          1.559           14,568
                                                       2005      1.361          1.405           15,629
                                                       2004      1.201          1.361           15,192
                                                       2003      0.820          1.201           13,436
                                                       2002      1.276          0.820           28,961
                                                       2001      1.000          1.276           15,650

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.178          1.285               --
                                                       2006      1.111          1.178               --
                                                       2005      1.082          1.111               --
                                                       2004      1.000          1.082               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024           55,141
                                                       2006      1.002          1.026           59,269
                                                       2005      0.994          1.002           59,269
                                                       2004      0.999          0.994               --
                                                       2003      1.000          0.999               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.546          1.622               --
                                                       2006      1.330          1.546          389,440
                                                       2005      1.299          1.330          318,767
                                                       2004      1.219          1.299          364,905
                                                       2003      0.891          1.219          390,414
                                                       2002      1.208          0.891          338,073
                                                       2001      1.000          1.208          267,374

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.194          1.244               --
                                                       2006      1.164          1.194               --
                                                       2005      1.124          1.164               --
                                                       2004      1.137          1.124               --
                                                       2003      0.799          1.137               --
                                                       2002      1.000          0.799               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.324          1.371               --
                                                       2006      1.211          1.324               --
                                                       2005      1.120          1.211               --
                                                       2004      1.043          1.120           25,323
                                                       2003      0.757          1.043           25,323
                                                       2002      1.000          0.757               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.232          1.287               --
                                                       2006      1.114          1.232               --
                                                       2005      1.092          1.114               --
                                                       2004      1.024          1.092               --
                                                       2003      0.799          1.024               --
                                                       2002      1.000          0.799               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679               --
                                                       2006      1.400          1.616               --
                                                       2005      1.378          1.400               --
                                                       2004      1.243          1.378               --
                                                       2003      1.000          1.243               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991               --
                                                       2006      1.636          1.807           51,049
                                                       2005      1.536          1.636           64,733
                                                       2004      1.258          1.536           50,181
                                                       2003      1.000          1.258           44,319

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.100          1.135               --
                                                       2005      1.077          1.100               --
                                                       2004      1.009          1.077               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.448          1.512           57,490
                                                       2006      1.521          1.448           57,060

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.365          1.381          160,168
                                                       2006      1.295          1.365          237,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.368          1.383           47,377
                                                       2006      1.298          1.368           49,599

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.002          1.051               --
                                                       2006      0.947          1.002           35,730

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.042          1.050           35,490

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            5,535
                                                       2006      1.271          1.355               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.154          1.126            1,296
                                                       2006      1.048          1.154               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.680          0.872          165,196
                                                       2006      0.663          0.680           64,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138            1,213

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256               --
                                                       2006      1.135          1.200               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.317          1.385           76,626
                                                       2006      1.257          1.317          129,061

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.078          1.103           22,649
                                                       2006      1.001          1.078           22,662

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061           18,144
                                                       2006      1.015          1.072               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069               --
                                                       2006      0.982          0.971               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423               --
                                                       2006      1.307          1.298               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.712          2.158           21,552

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575           40,893

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485           10,677
                                                       2006      1.269          1.402               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023           68,018
                                                       2006      1.003          1.220          201,566

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211           79,484

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634               --
                                                       2006      1.471          1.582               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299               --
                                                       2006      1.118          1.177               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.455          1.526           30,308
                                                       2006      1.404          1.455           54,184

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982           41,406
                                                       2006      1.003          1.029           33,372

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.588          0.697          133,836
                                                       2006      0.603          0.588          166,896

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.270          1.328           88,697
                                                       2006      1.222          1.270           20,155

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.188          1.228           90,839
                                                       2006      1.162          1.188           89,985

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.776          0.735           51,129

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.844          0.863          187,810
                                                       2006      0.832          0.844          214,405

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.364          1.397          126,317
                                                       2006      1.330          1.364          177,571

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077               --
                                                       2006      1.002          1.060               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083               --
                                                       2006      1.001          1.043               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082          235,067
                                                       2006      1.002          1.049               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083           67,813
                                                       2006      1.002          1.054           67,850

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083               --
                                                       2006      1.002          1.059               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.489          1.527          346,080
                                                       2006      1.393          1.489          370,563

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099           29,177
                                                       2006      0.996          1.051           30,350

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          362,118
                                                       2006      0.998          1.069          407,590

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201               --
                                                       2006      1.089          1.157               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.077          1.107          193,092
                                                       2006      1.040          1.077           28,536

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.151          1.162               --
                                                       2005      1.137          1.151          263,728
                                                       2004      1.144          1.137          358,163
                                                       2003      1.153          1.144          403,387
                                                       2002      1.156          1.153          489,209
                                                       2001      1.000          1.156          409,277

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.116          1.179               --
                                                       2005      1.072          1.116               --
                                                       2004      1.037          1.072               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139               --
                                                       2006      1.127          1.117            9,383
                                                       2005      1.122          1.127          101,465
                                                       2004      1.046          1.122            9,383
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328          256,667
                                                       2006      1.214          1.241          284,670
                                                       2005      1.204          1.214          350,967
                                                       2004      1.167          1.204          655,940
                                                       2003      1.129          1.167          668,500
                                                       2002      1.051          1.129          428,795
                                                       2001      1.000          1.051          133,797

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961           11,352
                                                       2006      0.810          0.885           11,362
                                                       2005      0.767          0.810           11,374
                                                       2004      0.724          0.767           11,387
                                                       2003      0.558          0.724           34,347
                                                       2002      0.805          0.558           35,744
                                                       2001      1.000          0.805           20,652

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508               --
                                                       2006      1.108          1.393          114,334
                                                       2005      1.003          1.108           13,188
                                                       2004      0.877          1.003           13,200
                                                       2003      0.694          0.877           12,398
                                                       2002      0.856          0.694           12,408
                                                       2001      1.000          0.856           12,419

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077               --
                                                       2006      1.685          1.945           92,301
                                                       2005      1.599          1.685          120,081
                                                       2004      1.288          1.599           62,695
                                                       2003      0.874          1.288           65,416
                                                       2002      1.087          0.874           99,145
                                                       2001      1.000          1.087           19,095

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982               --
                                                       2005      0.862          0.923               --
                                                       2004      0.823          0.862               --
                                                       2003      0.646          0.823           19,478
                                                       2002      0.863          0.646               --
                                                       2001      1.000          0.863               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.179          1.257               --
                                                       2005      1.194          1.179          133,806
                                                       2004      1.141          1.194          197,549
                                                       2003      0.919          1.141          186,438
                                                       2002      1.003          0.919          123,805
                                                       2001      1.000          1.003           57,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.393          1.521               --
                                                       2005      1.259          1.393           58,517
                                                       2004      1.098          1.259           58,496
                                                       2003      0.834          1.098           55,894
                                                       2002      0.990          0.834           92,994
                                                       2001      1.000          0.990           30,415

  Travelers Equity Income Subaccount (11/99).........  2006      1.266          1.330               --
                                                       2005      1.231          1.266          206,627
                                                       2004      1.138          1.231          220,797
                                                       2003      0.882          1.138          263,231
                                                       2002      1.041          0.882          179,228
                                                       2001      1.000          1.041          147,790

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.266          1.298               --
                                                       2005      1.254          1.266          172,196
                                                       2004      1.154          1.254          136,921
                                                       2003      0.958          1.154          148,818
                                                       2002      0.939          0.958           32,221
                                                       2001      1.000          0.939           31,439

  Travelers Federated Stock Subaccount (5/00)........  2006      1.177          1.219               --
                                                       2005      1.136          1.177            1,155
                                                       2004      1.044          1.136            1,159
                                                       2003      0.831          1.044           10,046
                                                       2002      1.047          0.831            9,762
                                                       2001      1.000          1.047            1,279

  Travelers Large Cap Subaccount (11/99).............  2006      0.808          0.832               --
                                                       2005      0.755          0.808          172,921
                                                       2004      0.720          0.755          180,057
                                                       2003      0.587          0.720          179,411
                                                       2002      0.773          0.587          177,655
                                                       2001      1.000          0.773          129,126

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145               --
                                                       2005      1.007          1.077               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035               --
                                                       2005      1.000          1.031               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083               --
                                                       2005      1.000          1.046               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111               --
                                                       2005      0.999          1.065               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058               --
                                                       2005      1.008          1.037               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.891          0.947               --
                                                       2005      0.808          0.891           18,532
                                                       2004      0.709          0.808           19,382
                                                       2003      0.594          0.709           19,501
                                                       2002      0.807          0.594           18,731
                                                       2001      1.000          0.807           60,196

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.569          0.603               --
                                                       2005      0.561          0.569          164,440
                                                       2004      0.500          0.561           43,464
                                                       2003      0.371          0.500           39,281
                                                       2002      0.736          0.371           34,171
                                                       2001      1.000          0.736           29,507

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.350          1.393               --
                                                       2005      1.332          1.350          503,733
                                                       2004      1.214          1.332          536,015
                                                       2003      1.059          1.214          539,413
                                                       2002      1.136          1.059          498,176
                                                       2001      1.000          1.136          418,483

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269               --
                                                       2005      1.121          1.174               --
                                                       2004      0.994          1.121               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.912          1.048               --
                                                       2005      0.846          0.912           23,507
                                                       2004      0.743          0.846           23,976
                                                       2003      0.587          0.743           24,841
                                                       2002      0.685          0.587           25,850
                                                       2001      1.000          0.685           25,867

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471               --
                                                       2005      1.329          1.386               --
                                                       2004      1.215          1.329               --
                                                       2003      1.000          1.215               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118               --
                                                       2005      1.000          1.062               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.390          1.404               --
                                                       2005      1.363          1.390           72,521
                                                       2004      1.248          1.363           15,251
                                                       2003      1.061          1.248           25,250
                                                       2002      1.018          1.061           27,197
                                                       2001      1.000          1.018            8,403

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.234          1.222               --
                                                       2005      1.233          1.234           24,490
                                                       2004      1.213          1.233           48,503
                                                       2003      1.152          1.213           69,321
                                                       2002      1.107          1.152           54,866
                                                       2001      1.000          1.107           97,909

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.734          0.766               --
                                                       2005      0.731          0.734           58,711
                                                       2004      0.674          0.731           95,314
                                                       2003      0.517          0.674          219,977
                                                       2002      0.790          0.517          213,950
                                                       2001      1.000          0.790          300,275

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307               --
                                                       2005      1.032          1.136               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271               --
                                                       2005      1.000          1.108               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.079          1.040               --
                                                       2005      1.051          1.079               --
                                                       2004      0.990          1.051               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.259          1.210            4,960
                                                       2006      1.102          1.259            6,114
                                                       2005      1.076          1.102            7,430
                                                       2004      0.931          1.076            8,855
                                                       2003      0.723          0.931           27,498
                                                       2002      0.912          0.723           26,178
                                                       2001      1.000          0.912               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.886          0.980               --
                                                       2006      0.843          0.886               --
                                                       2005      0.794          0.843               --
                                                       2004      0.777          0.794               --
                                                       2003      0.628          0.777               --
                                                       2002      0.907          0.628               --
                                                       2001      1.000          0.907               --






         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.60% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                 --
                                                       2006      1.000          1.080            317,819

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.808          0.849                 --
                                                       2005      0.777          0.808            612,796
                                                       2004      0.747          0.777            622,723
                                                       2003      0.607          0.747            669,878
                                                       2002      0.884          0.607            647,408
                                                       2001      1.000          0.884            672,046

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.747          0.730                 --
                                                       2005      0.661          0.747         14,626,122
                                                       2004      0.620          0.661         17,458,468
                                                       2003      0.511          0.620         20,231,448
                                                       2002      0.750          0.511         23,790,186
                                                       2001      0.923          0.750         29,036,887
                                                       2000      1.127          0.923         28,034,507

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.457          1.647         19,183,765
                                                       2006      1.229          1.457         19,776,634
                                                       2005      1.095          1.229         19,285,993
                                                       2004      0.980          1.095         19,534,649
                                                       2003      0.736          0.980         19,281,519
                                                       2002      0.877          0.736         18,146,401
                                                       2001      1.039          0.877         18,176,320
                                                       2000      1.301          1.039         17,191,023
                                                       1999      1.000          1.301          1,335,904

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.347          1.489         30,203,794
                                                       2006      1.242          1.347         33,918,597
                                                       2005      1.086          1.242         36,160,240
                                                       2004      0.981          1.086         37,953,580
                                                       2003      0.728          0.981         39,131,474
                                                       2002      0.980          0.728         37,722,692
                                                       2001      1.217          0.980         38,023,813
                                                       2000      1.183          1.217         27,954,276
                                                       1999      1.000          1.183          4,513,981

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.485          1.535         26,356,379
                                                       2006      1.310          1.485         29,002,433
                                                       2005      1.258          1.310         30,202,180
                                                       2004      1.158          1.258         31,453,754
                                                       2003      0.888          1.158         31,844,180
                                                       2002      1.105          0.888         29,371,372
                                                       2001      1.095          1.105         27,111,322
                                                       2000      1.031          1.095         18,696,964
                                                       1999      1.000          1.031          2,847,709

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.669          0.662                 --
                                                       2005      0.575          0.669          2,658,924
                                                       2004      0.489          0.575          2,729,895
                                                       2003      0.398          0.489          2,896,937
                                                       2002      0.539          0.398          4,241,626
                                                       2001      0.741          0.539          5,279,528
                                                       2000      1.000          0.741          4,763,562

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.642          1.720                 --
                                                       2006      1.259          1.642            174,821
                                                       2005      1.000          1.259            186,364
                                                       2004      0.813          1.000            209,683
                                                       2003      0.578          0.813            176,933
                                                       2002      0.664          0.578            191,348
                                                       2001      0.747          0.664            206,344
                                                       2000      1.000          0.747             79,044

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.320          3.029                 --
                                                       2005      2.200          2.320            285,298
                                                       2004      1.701          2.200            209,914
                                                       2003      1.290          1.701            223,691
                                                       2002      1.254          1.290            468,581
                                                       2001      1.171          1.254            208,173
                                                       2000      1.000          1.171            156,666

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.036          1.092            278,379
                                                       2006      0.904          1.036            309,227
                                                       2005      0.880          0.904            318,431
                                                       2004      0.851          0.880            362,735
                                                       2003      0.713          0.851            408,473
                                                       2002      0.870          0.713            406,091
                                                       2001      0.975          0.870            411,354
                                                       2000      1.000          0.975            173,282

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.144          1.001            610,279
                                                       2006      1.120          1.144            839,443
                                                       2005      1.076          1.120          1,062,941
                                                       2004      0.982          1.076          1,212,831
                                                       2003      0.758          0.982          1,466,342
                                                       2002      0.952          0.758          1,416,832
                                                       2001      1.030          0.952          1,341,650
                                                       2000      1.000          1.030            729,351

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.309          1.424                 --
                                                       2005      1.207          1.309            213,917
                                                       2004      1.074          1.207             62,688
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.306          1.456                 --
                                                       2005      1.205          1.306            146,198
                                                       2004      1.067          1.205             47,630
                                                       2003      1.000          1.067             15,770

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.271          1.467          1,177,555
                                                       2006      1.159          1.271          1,212,131
                                                       2005      1.009          1.159          1,227,474
                                                       2004      0.891          1.009          1,035,330
                                                       2003      0.706          0.891            935,155
                                                       2002      0.793          0.706          1,054,469
                                                       2001      0.921          0.793            829,809
                                                       2000      1.000          0.921            453,646

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.249          1.312                 --
                                                       2006      1.115          1.249             25,557
                                                       2005      0.939          1.115             25,594
                                                       2004      0.942          0.939             29,476
                                                       2003      0.766          0.942             26,125
                                                       2002      0.842          0.766             24,619
                                                       2001      1.000          0.842              6,006

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.950          2.213          1,653,101
                                                       2006      1.763          1.950          1,788,070
                                                       2005      1.518          1.763          1,983,789
                                                       2004      1.237          1.518          1,776,115
                                                       2003      0.909          1.237          1,361,791
                                                       2002      1.027          0.909            910,419
                                                       2001      1.000          1.027             38,047

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.253          1.460                 --
                                                       2005      1.152          1.253          2,085,945
                                                       2004      1.039          1.152          1,872,962
                                                       2003      0.844          1.039          1,312,095
                                                       2002      1.000          0.844            528,176

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.806          3.556          1,067,643
                                                       2006      2.226          2.806          1,367,536
                                                       2005      1.775          2.226            753,422
                                                       2004      1.446          1.775            431,376
                                                       2003      1.000          1.446            176,686

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.388          1.577          6,656,198
                                                       2006      1.162          1.388          7,115,909
                                                       2005      1.071          1.162          6,722,221
                                                       2004      0.918          1.071          6,539,777
                                                       2003      0.706          0.918          6,430,070
                                                       2002      0.881          0.706          6,448,965
                                                       2001      1.065          0.881          6,421,300
                                                       2000      1.109          1.065          4,608,384
                                                       1999      1.000          1.109            940,873

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.258          1.508                 --
                                                       2005      1.174          1.258            903,404
                                                       2004      1.028          1.174            248,943
                                                       2003      0.791          1.028            120,308
                                                       2002      1.000          0.791             31,749

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.065          1.089                 --
                                                       2005      1.068          1.065            199,785
                                                       2004      0.998          1.068             20,544

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.054          1.089                 --
                                                       2005      0.995          1.054          1,014,426
                                                       2004      0.934          0.995          1,066,469
                                                       2003      0.834          0.934          1,105,106
                                                       2002      0.908          0.834          1,003,351
                                                       2001      0.971          0.908            886,354
                                                       2000      1.000          0.971            587,392

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.039          1.245            363,375
                                                       2006      0.993          1.039            352,074
                                                       2005      0.898          0.993            419,366
                                                       2004      0.799          0.898            545,448
                                                       2003      0.643          0.799            581,258
                                                       2002      0.928          0.643            667,607
                                                       2001      1.133          0.928            784,602
                                                       2000      1.000          1.133            824,538

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.400          0.479            437,278
                                                       2006      0.377          0.400            539,635
                                                       2005      0.343          0.377            572,273
                                                       2004      0.347          0.343            619,679
                                                       2003      0.240          0.347            717,237
                                                       2002      0.414          0.240            712,511
                                                       2001      0.671          0.414            936,653
                                                       2000      1.000          0.671            948,697

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.670          0.721            520,632
                                                       2006      0.577          0.670            636,353
                                                       2005      0.556          0.577            749,088
                                                       2004      0.540          0.556          1,102,102
                                                       2003      0.444          0.540          1,239,219
                                                       2002      0.607          0.444          1,331,685
                                                       2001      0.797          0.607          2,535,231
                                                       2000      1.000          0.797          2,920,931

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.544          1.733                 --
                                                       2005      1.508          1.544            561,389
                                                       2004      1.334          1.508            364,644
                                                       2003      1.000          1.334            186,971

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.504          1.451         15,757,776

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.231          1.274          6,321,737

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.991          1.023          4,836,606
                                                       2006      0.875          0.991          5,326,021
                                                       2005      0.853          0.875          6,345,475
                                                       2004      0.786          0.853          7,817,980
                                                       2003      0.625          0.786          8,846,088
                                                       2002      0.818          0.625          9,715,715
                                                       2001      0.949          0.818          8,473,335
                                                       2000      1.063          0.949          4,565,965

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.608          1.540         13,941,874

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.418          1.449          7,892,197
                                                       2006      1.218          1.418          2,786,619
                                                       2005      1.162          1.218          3,326,998
                                                       2004      1.069          1.162          4,126,063
                                                       2003      0.821          1.069          4,429,588
                                                       2002      1.084          0.821          4,799,603
                                                       2001      1.150          1.084          4,504,340
                                                       2000      1.000          1.150          1,547,583

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.006          1.008         11,936,103

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.555          1.683          1,820,498
                                                       2006      1.401          1.555          1,713,292
                                                       2005      1.357          1.401          2,032,093
                                                       2004      1.198          1.357          2,216,423
                                                       2003      0.817          1.198          2,308,032
                                                       2002      1.272          0.817          2,406,334
                                                       2001      1.394          1.272          2,141,864
                                                       2000      1.000          1.394          1,757,555

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.178          1.285                 --
                                                       2006      1.111          1.178                 --
                                                       2005      1.082          1.111                 --
                                                       2004      1.000          1.082                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.026          1.024            439,337
                                                       2006      1.002          1.026            470,841
                                                       2005      0.994          1.002            740,724
                                                       2004      0.999          0.994            307,514
                                                       2003      1.000          0.999                 --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.542          1.618                 --
                                                       2006      1.327          1.542          6,385,593
                                                       2005      1.296          1.327          7,391,810
                                                       2004      1.215          1.296          8,771,738
                                                       2003      0.888          1.215          9,793,869
                                                       2002      1.204          0.888         10,775,602
                                                       2001      1.032          1.204          8,547,628

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.194          1.244                 --
                                                       2006      1.164          1.194            105,510
                                                       2005      1.124          1.164            248,863
                                                       2004      1.137          1.124             51,428
                                                       2003      0.799          1.137             54,361
                                                       2002      1.000          0.799             35,399

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.324          1.371                 --
                                                       2006      1.211          1.324             53,411
                                                       2005      1.120          1.211            260,253
                                                       2004      1.043          1.120            177,203
                                                       2003      0.757          1.043            150,691
                                                       2002      1.000          0.757             15,996

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.232          1.287                 --
                                                       2006      1.114          1.232             75,842
                                                       2005      1.092          1.114             87,847
                                                       2004      1.024          1.092            108,010
                                                       2003      0.799          1.024            105,948
                                                       2002      1.000          0.799             10,171

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.616          1.679                 --
                                                       2006      1.400          1.616          1,079,868
                                                       2005      1.378          1.400            936,461
                                                       2004      1.243          1.378            809,362
                                                       2003      1.000          1.243            229,799

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.807          1.991                 --
                                                       2006      1.636          1.807          1,240,529
                                                       2005      1.536          1.636          1,372,077
                                                       2004      1.258          1.536            979,299
                                                       2003      1.000          1.258            495,913

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.100          1.135                 --
                                                       2005      1.077          1.100              8,371
                                                       2004      1.009          1.077              8,371

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.446          1.509            289,341
                                                       2006      1.518          1.446            301,182

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.000          1.048                 --
                                                       2006      0.944          1.000          3,997,351

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.039          1.047          3,293,521

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.355          1.321            253,992
                                                       2006      1.271          1.355            142,969

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.152          1.124          1,648,075
                                                       2006      1.046          1.152          1,554,940

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.678          0.871          2,241,881
                                                       2006      0.662          0.678          2,168,032

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.284          1.138             62,624

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.200          1.256             69,711
                                                       2006      1.135          1.200             73,739

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.315          1.382            574,099
                                                       2006      1.255          1.315            562,651

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.078          1.103            779,904
                                                       2006      1.001          1.078            687,784

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.061          2,319,332
                                                       2006      1.015          1.072            250,296

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.971          1.069            410,332
                                                       2006      0.982          0.971            366,388

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.298          1.423            109,358
                                                       2006      1.307          1.298             76,565

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.709          2.154            124,259

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.500          1.575          1,034,787

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.402          1.485          1,441,798
                                                       2006      1.269          1.402          1,201,313

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.023            928,088
                                                       2006      1.003          1.220          1,148,222

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.144          1.211          1,099,444

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.582          1.634            162,189
                                                       2006      1.471          1.582            131,639

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.177          1.299                 --
                                                       2006      1.118          1.177             40,153

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.452          1.524          1,191,726
                                                       2006      1.402          1.452          1,028,046

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.029          0.982          3,479,210
                                                       2006      1.003          1.029          1,282,676

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.587          0.696          5,379,836
                                                       2006      0.601          0.587          6,129,204

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.267          1.326            451,337
                                                       2006      1.220          1.267            545,597

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.180          1.220         13,189,094
                                                       2006      1.154          1.180          4,834,255

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.774          0.733          2,747,777

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.841          0.861         10,390,845
                                                       2006      0.830          0.841         12,075,524

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.361          1.394          3,811,702
                                                       2006      1.326          1.361          4,497,198

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            544,942
                                                       2006      1.002          1.060            486,418

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.043          1.083          1,303,744
                                                       2006      1.001          1.043          1,108,097

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.082            682,055
                                                       2006      1.002          1.049            707,013

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.083          1,679,410
                                                       2006      1.002          1.054          1,332,449

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.083          1,343,117
                                                       2006      1.002          1.059          1,135,681

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.485          1.522         12,945,772
                                                       2006      1.389          1.485         14,619,974

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.099          1,526,232
                                                       2006      0.996          1.051          1,582,905

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.069          1.148          8,030,829
                                                       2006      0.998          1.069          9,371,222

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.157          1.201                 --
                                                       2006      1.089          1.157             35,274

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.077          1.107             14,135
                                                       2006      1.040          1.077             14,817

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.144          1.154                 --
                                                       2005      1.129          1.144          2,308,719
                                                       2004      1.136          1.129          2,441,789
                                                       2003      1.145          1.136          2,806,624
                                                       2002      1.148          1.145          3,881,409
                                                       2001      1.124          1.148          2,937,481
                                                       2000      1.076          1.124          2,772,218

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.116          1.179                 --
                                                       2005      1.072          1.116                 --
                                                       2004      1.037          1.072                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.117          1.139                 --
                                                       2006      1.127          1.117          1,239,409
                                                       2005      1.122          1.127          1,537,058
                                                       2004      1.046          1.122          1,221,214
                                                       2003      1.000          1.046            462,507

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.241          1.328         12,065,855
                                                       2006      1.214          1.241         13,091,146
                                                       2005      1.204          1.214         14,134,110
                                                       2004      1.167          1.204         14,780,009
                                                       2003      1.129          1.167         16,838,317
                                                       2002      1.051          1.129         18,004,391
                                                       2001      1.000          1.051          4,242,977

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.885          0.961            386,182
                                                       2006      0.810          0.885            214,674
                                                       2005      0.767          0.810            177,501
                                                       2004      0.724          0.767            181,548
                                                       2003      0.558          0.724            175,579
                                                       2002      0.805          0.558            197,673
                                                       2001      1.000          0.805            124,658

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.393          1.508                 --
                                                       2006      1.108          1.393          1,181,497
                                                       2005      1.003          1.108            986,287
                                                       2004      0.877          1.003          1,233,206
                                                       2003      0.694          0.877          1,354,191
                                                       2002      0.856          0.694          1,800,769
                                                       2001      1.000          0.856            749,754

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.945          2.077                 --
                                                       2006      1.685          1.945          1,747,195
                                                       2005      1.599          1.685          2,065,988
                                                       2004      1.288          1.599          1,944,449
                                                       2003      0.874          1.288          1,886,162
                                                       2002      1.087          0.874          2,220,650
                                                       2001      1.000          1.087            839,211

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.923          0.982                 --
                                                       2005      0.862          0.923            425,111
                                                       2004      0.823          0.862            440,180
                                                       2003      0.646          0.823            497,831
                                                       2002      0.863          0.646            355,655
                                                       2001      1.000          0.863            295,944

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.177          1.255                 --
                                                       2005      1.192          1.177            686,186
                                                       2004      1.139          1.192            796,306
                                                       2003      0.917          1.139            931,975
                                                       2002      1.002          0.917            917,113
                                                       2001      1.026          1.002            729,396
                                                       2000      1.000          1.026            201,003

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.390          1.518                 --
                                                       2005      1.256          1.390            498,805
                                                       2004      1.096          1.256            546,523
                                                       2003      0.833          1.096            537,382
                                                       2002      0.988          0.833            622,049
                                                       2001      1.046          0.988            517,427
                                                       2000      1.000          1.046            114,999

  Travelers Equity Income Subaccount (11/99).........  2006      1.262          1.326                 --
                                                       2005      1.228          1.262          5,616,164
                                                       2004      1.135          1.228          5,913,660
                                                       2003      0.879          1.135          5,904,217
                                                       2002      1.038          0.879          5,817,969
                                                       2001      1.130          1.038          5,670,567
                                                       2000      1.052          1.130          3,655,356

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.263          1.295                 --
                                                       2005      1.252          1.263            296,133
                                                       2004      1.152          1.252            475,283
                                                       2003      0.956          1.152            651,192
                                                       2002      0.937          0.956          1,035,531
                                                       2001      0.934          0.937            490,815
                                                       2000      1.000          0.934            137,160

  Travelers Federated Stock Subaccount (5/00)........  2006      1.175          1.217                 --
                                                       2005      1.134          1.175            204,112
                                                       2004      1.042          1.134            219,478
                                                       2003      0.830          1.042            200,695
                                                       2002      1.045          0.830            148,619
                                                       2001      1.045          1.045             82,221
                                                       2000      1.000          1.045             63,079

  Travelers Large Cap Subaccount (11/99).............  2006      0.805          0.830                 --
                                                       2005      0.753          0.805          4,571,202
                                                       2004      0.718          0.753          5,226,240
                                                       2003      0.585          0.718          5,685,645
                                                       2002      0.771          0.585          5,323,665
                                                       2001      0.947          0.771          6,056,750
                                                       2000      1.125          0.947          4,871,712

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                 --
                                                       2005      1.007          1.077                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.031          1.035                 --
                                                       2005      1.000          1.031            501,967

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                 --
                                                       2005      1.000          1.046            312,286

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.065          1.111                 --
                                                       2005      0.999          1.065            293,220

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.058                 --
                                                       2005      1.008          1.037            642,758

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.889          0.944                 --
                                                       2005      0.806          0.889          4,211,631
                                                       2004      0.707          0.806          4,709,694
                                                       2003      0.593          0.707          5,233,477
                                                       2002      0.805          0.593          5,820,389
                                                       2001      1.055          0.805          6,519,866
                                                       2000      1.135          1.055          5,293,596

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.568          0.601                 --
                                                       2005      0.560          0.568          7,662,188
                                                       2004      0.499          0.560          1,478,253
                                                       2003      0.370          0.499          1,596,673
                                                       2002      0.735          0.370          1,768,966
                                                       2001      0.978          0.735          1,549,655
                                                       2000      1.000          0.978            805,876

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.346          1.389                 --
                                                       2005      1.328          1.346         16,014,386
                                                       2004      1.211          1.328         18,088,224
                                                       2003      1.056          1.211         18,653,914
                                                       2002      1.132          1.056         17,726,342
                                                       2001      1.151          1.132         15,105,160
                                                       2000      1.002          1.151          6,755,149

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.174          1.269                 --
                                                       2005      1.121          1.174            347,774
                                                       2004      0.994          1.121            187,778

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.910          1.046                 --
                                                       2005      0.845          0.910          1,296,681
                                                       2004      0.742          0.845          1,560,195
                                                       2003      0.586          0.742            740,372
                                                       2002      0.684          0.586            456,329
                                                       2001      0.942          0.684            559,918
                                                       2000      1.000          0.942            154,822

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.386          1.471                 --
                                                       2005      1.329          1.386             62,762
                                                       2004      1.215          1.329             61,089
                                                       2003      1.000          1.215             39,407

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.118                 --
                                                       2005      1.000          1.062             24,552

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.388          1.402                 --
                                                       2005      1.360          1.388            954,234
                                                       2004      1.246          1.360            173,019
                                                       2003      1.059          1.246             70,780
                                                       2002      1.016          1.059             74,246
                                                       2001      0.991          1.016            299,331
                                                       2000      1.000          0.991             74,942

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.231          1.220                 --
                                                       2005      1.231          1.231            741,435
                                                       2004      1.211          1.231            810,254
                                                       2003      1.150          1.211          1,210,032
                                                       2002      1.105          1.150          1,913,513
                                                       2001      1.048          1.105          2,064,167
                                                       2000      1.000          1.048          1,180,840

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.732          0.764                 --
                                                       2005      0.729          0.732         10,540,702
                                                       2004      0.672          0.729         12,016,100
                                                       2003      0.515          0.672         13,185,712
                                                       2002      0.788          0.515         14,018,634
                                                       2001      0.925          0.788         18,452,438
                                                       2000      1.149          0.925         15,213,070

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.136          1.307                 --
                                                       2005      1.032          1.136                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                 --
                                                       2005      1.000          1.108                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.079          1.040                 --
                                                       2005      1.051          1.079             33,804
                                                       2004      0.990          1.051                 --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.259          1.210            457,975
                                                       2006      1.102          1.259            623,933
                                                       2005      1.076          1.102            640,884
                                                       2004      0.931          1.076            625,967
                                                       2003      0.723          0.931            561,593
                                                       2002      0.912          0.723            700,496
                                                       2001      1.000          0.912            221,448

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.886          0.980             54,709
                                                       2006      0.843          0.886             33,941
                                                       2005      0.794          0.843             33,959
                                                       2004      0.777          0.794             51,442
                                                       2003      0.628          0.777             69,573
                                                       2002      0.907          0.628            135,032
                                                       2001      1.000          0.907              5,757






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.65%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.080          1.156                --
                                                       2006      1.000          1.080                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.204          1.265                --
                                                       2005      1.159          1.204                --
                                                       2004      1.114          1.159                --
                                                       2003      1.000          1.114                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.318          1.288                --
                                                       2005      1.167          1.318            14,223
                                                       2004      1.095          1.167                --
                                                       2003      1.000          1.095                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.765          1.994         1,118,078
                                                       2006      1.490          1.765           818,557
                                                       2005      1.328          1.490           855,094
                                                       2004      1.189          1.328           285,553
                                                       2003      1.000          1.189            76,218

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.578          1.744         2,342,841
                                                       2006      1.456          1.578         2,323,601
                                                       2005      1.274          1.456         2,193,349
                                                       2004      1.151          1.274           925,645
                                                       2003      1.000          1.151           272,019

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.471          1.520         1,824,287
                                                       2006      1.298          1.471         2,230,112
                                                       2005      1.247          1.298         2,413,867
                                                       2004      1.149          1.247         1,228,864
                                                       2003      1.000          1.149           114,363

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.567          1.551                --
                                                       2005      1.348          1.567            13,149
                                                       2004      1.147          1.348                --
                                                       2003      1.000          1.147                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.470          2.588                --
                                                       2006      1.895          2.470                --
                                                       2005      1.506          1.895                --
                                                       2004      1.225          1.506                --
                                                       2003      1.000          1.225                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.560          2.035                --
                                                       2005      1.480          1.560            40,633
                                                       2004      1.145          1.480                --
                                                       2003      1.000          1.145                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.354          1.427                --
                                                       2006      1.182          1.354                --
                                                       2005      1.151          1.182                --
                                                       2004      1.114          1.151                --
                                                       2003      1.000          1.114                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.338          1.171                --
                                                       2006      1.311          1.338                --
                                                       2005      1.260          1.311                --
                                                       2004      1.150          1.260                --
                                                       2003      1.000          1.150                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.308          1.422                --
                                                       2005      1.207          1.308                --
                                                       2004      1.074          1.207                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.305          1.454                --
                                                       2005      1.205          1.305            11,074
                                                       2004      1.067          1.205                --
                                                       2003      1.050          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.628          1.878                --
                                                       2006      1.485          1.628                --
                                                       2005      1.294          1.485                --
                                                       2004      1.143          1.294                --
                                                       2003      1.000          1.143                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.466          1.539                --
                                                       2006      1.309          1.466                --
                                                       2005      1.103          1.309                --
                                                       2004      1.107          1.103                --
                                                       2003      1.000          1.107                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.889          2.142           338,028
                                                       2006      1.708          1.889           343,524
                                                       2005      1.471          1.708           284,045
                                                       2004      1.200          1.471           164,788
                                                       2003      1.000          1.200            47,679

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.348          1.570                --
                                                       2005      1.240          1.348           106,153
                                                       2004      1.119          1.240            58,171
                                                       2003      1.000          1.119            15,016

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.451          3.104           101,745
                                                       2006      1.945          2.451            22,245
                                                       2005      1.552          1.945            28,839
                                                       2004      1.265          1.552             9,075
                                                       2003      1.000          1.265                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.777          2.018           688,024
                                                       2006      1.488          1.777           631,890
                                                       2005      1.373          1.488           559,313
                                                       2004      1.177          1.373           145,525
                                                       2003      1.000          1.177             6,581

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.421          1.703                --
                                                       2005      1.327          1.421            83,892
                                                       2004      1.163          1.327                --
                                                       2003      1.000          1.163                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.064          1.088                --
                                                       2005      1.068          1.064                --
                                                       2004      0.998          1.068                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.217          1.256                --
                                                       2005      1.149          1.217                --
                                                       2004      1.078          1.149                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.453          1.739                --
                                                       2006      1.389          1.453                --
                                                       2005      1.257          1.389                --
                                                       2004      1.119          1.257                --
                                                       2003      1.000          1.119                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.383          1.655                --
                                                       2006      1.304          1.383                --
                                                       2005      1.188          1.304                --
                                                       2004      1.201          1.188                --
                                                       2003      1.000          1.201                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.416          1.523                --
                                                       2006      1.221          1.416                --
                                                       2005      1.176          1.221                --
                                                       2004      1.143          1.176                --
                                                       2003      1.000          1.143                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.358          1.524                --
                                                       2005      1.328          1.358           131,766
                                                       2004      1.175          1.328           132,634
                                                       2003      1.000          1.175                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.498          1.444           455,138

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.433          1.482           579,765

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.425          1.470           212,950
                                                       2006      1.258          1.425           214,579
                                                       2005      1.227          1.258           405,906
                                                       2004      1.132          1.227            18,984
                                                       2003      1.000          1.132            18,984

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.535          1.470           307,471

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.520          1.554           132,954
                                                       2006      1.307          1.520           134,186
                                                       2005      1.247          1.307           134,616
                                                       2004      1.149          1.247            45,124
                                                       2003      1.000          1.149             4,620

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.273          1.274           172,434

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.605          1.737            81,010
                                                       2006      1.447          1.605           201,504
                                                       2005      1.402          1.447           275,633
                                                       2004      1.239          1.402            79,221
                                                       2003      1.000          1.239            23,027

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.176          1.283                --
                                                       2006      1.110          1.176                --
                                                       2005      1.081          1.110                --
                                                       2004      1.000          1.081                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.021            31,023
                                                       2006      1.001          1.025            31,023
                                                       2005      0.994          1.001            31,029
                                                       2004      0.999          0.994            31,036
                                                       2003      1.000          0.999                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.485          1.557                --
                                                       2006      1.278          1.485            45,872
                                                       2005      1.248          1.278            46,309
                                                       2004      1.172          1.248            46,775
                                                       2003      1.000          1.172                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.221          1.272                --
                                                       2006      1.191          1.221                --
                                                       2005      1.151          1.191                --
                                                       2004      1.164          1.151                --
                                                       2003      1.000          1.164                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.453          1.505                --
                                                       2006      1.330          1.453                --
                                                       2005      1.231          1.330                --
                                                       2004      1.147          1.231                --
                                                       2003      1.000          1.147                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.354          1.414                --
                                                       2006      1.225          1.354                --
                                                       2005      1.201          1.225                --
                                                       2004      1.127          1.201                --
                                                       2003      1.000          1.127                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.483          1.541                --
                                                       2006      1.286          1.483           207,320
                                                       2005      1.266          1.286           207,557
                                                       2004      1.142          1.266           101,869
                                                       2003      1.000          1.142                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.660          1.830                --
                                                       2006      1.504          1.660           191,484
                                                       2005      1.413          1.504           179,170
                                                       2004      1.158          1.413            95,984
                                                       2003      1.000          1.158                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.099          1.134                --
                                                       2005      1.076          1.099                --
                                                       2004      1.009          1.076                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.546          1.613                --
                                                       2006      1.624          1.546                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.293          1.307                --
                                                       2006      1.227          1.293                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.541          1.616                --
                                                       2006      1.456          1.541                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.602          1.614                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.354          1.319            19,167
                                                       2006      1.271          1.354           105,120

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.801          1.756            70,126
                                                       2006      1.635          1.801            37,222

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.589          2.039            13,140
                                                       2006      1.551          1.589            13,144

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.283          1.137                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.198          1.253                --
                                                       2006      1.134          1.198                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.273          1.338                --
                                                       2006      1.216          1.273                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.077          1.102                --
                                                       2006      1.001          1.077                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.072          1.060           295,747
                                                       2006      1.015          1.072                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.341          1.476                --
                                                       2006      1.358          1.341                --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.297          1.421                --
                                                       2006      1.307          1.297                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.571          3.239                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.017          2.118             9,253

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.400          1.482            90,330
                                                       2006      1.267          1.400            88,544

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.220          1.022            68,320
                                                       2006      1.003          1.220            68,320

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.143          1.210            46,597

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.467          1.515            13,603
                                                       2006      1.365          1.467            14,106

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.176          1.298                --
                                                       2006      1.117          1.176                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.258          1.319           367,127
                                                       2006      1.214          1.258           269,360

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.028          0.981           291,733
                                                       2006      1.003          1.028           277,734

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.332          1.577            29,790
                                                       2006      1.365          1.332            30,287

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.072          1.121                --
                                                       2006      1.032          1.072                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.033          1.067                --
                                                       2006      1.010          1.033                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.356          1.284                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.316          1.345             5,200
                                                       2006      1.299          1.316             5,208

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.357          1.390            30,113
                                                       2006      1.324          1.357            29,368

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.060          1.077            48,825
                                                       2006      1.002          1.060            48,825

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.042          1.082                --
                                                       2006      1.001          1.042                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.049          1.081                --
                                                       2006      1.002          1.049                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.054          1.082                --
                                                       2006      1.002          1.054                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.059          1.082           148,318
                                                       2006      1.002          1.059           165,906

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.323          1.356           456,871
                                                       2006      1.238          1.323           457,167

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.051          1.098           319,778
                                                       2006      0.996          1.051           320,188

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.068          1.147            36,434
                                                       2006      0.998          1.068            19,817

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.156          1.200                --
                                                       2006      1.088          1.156                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.075          1.105                --
                                                       2006      1.039          1.075                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.002          1.010                --
                                                       2005      0.990          1.002                --
                                                       2004      0.996          0.990                --
                                                       2003      1.000          0.996                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.115          1.178                --
                                                       2005      1.072          1.115                --
                                                       2004      1.037          1.072                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.116          1.139                --
                                                       2006      1.127          1.116            47,079
                                                       2005      1.122          1.127            49,662
                                                       2004      1.048          1.122            59,583
                                                       2003      1.000          1.048             8,722

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.090          1.166           896,402
                                                       2006      1.067          1.090           524,630
                                                       2005      1.059          1.067           380,657
                                                       2004      1.026          1.059           232,845
                                                       2003      1.000          1.026            14,929

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.376          1.493                --
                                                       2006      1.259          1.376                --
                                                       2005      1.193          1.259                --
                                                       2004      1.128          1.193                --
                                                       2003      1.000          1.128                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.874          2.028                --
                                                       2006      1.491          1.874                --
                                                       2005      1.351          1.491                --
                                                       2004      1.182          1.351                --
                                                       2003      1.000          1.182                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.868          1.994                --
                                                       2006      1.619          1.868            23,539
                                                       2005      1.537          1.619             9,448
                                                       2004      1.238          1.537             8,411
                                                       2003      1.000          1.238                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.276          1.358                --
                                                       2005      1.193          1.276                --
                                                       2004      1.138          1.193                --
                                                       2003      1.000          1.138                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.141          1.216                --
                                                       2005      1.155          1.141                --
                                                       2004      1.105          1.155                --
                                                       2003      1.000          1.105                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.487          1.624                --
                                                       2005      1.345          1.487                --
                                                       2004      1.174          1.345                --
                                                       2003      1.000          1.174                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.260          1.324                --
                                                       2005      1.226          1.260            29,181
                                                       2004      1.134          1.226            49,924
                                                       2003      1.000          1.134            11,270

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.197          1.227                --
                                                       2005      1.186          1.197                --
                                                       2004      1.093          1.186                --
                                                       2003      1.000          1.093                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.293          1.339                --
                                                       2005      1.248          1.293                --
                                                       2004      1.148          1.248                --
                                                       2003      1.000          1.148                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.260          1.299                --
                                                       2005      1.179          1.260                --
                                                       2004      1.125          1.179                --
                                                       2003      1.000          1.125                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.077          1.145                --
                                                       2005      1.007          1.077            42,718

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.030          1.034                --
                                                       2005      1.000          1.030                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.046          1.083                --
                                                       2005      1.000          1.046                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.064          1.110                --
                                                       2005      0.999          1.064           206,728

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.037          1.057                --
                                                       2005      1.008          1.037                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.371          1.456                --
                                                       2005      1.244          1.371                --
                                                       2004      1.091          1.244                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.290          1.365                --
                                                       2005      1.272          1.290            11,949
                                                       2004      1.134          1.272                --
                                                       2003      1.000          1.134                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.200          1.238                --
                                                       2005      1.185          1.200           554,230
                                                       2004      1.080          1.185           137,796
                                                       2003      1.000          1.080            19,332

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.173          1.267                --
                                                       2005      1.120          1.173            89,467
                                                       2004      0.993          1.120                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.423          1.635                --
                                                       2005      1.321          1.423            35,399
                                                       2004      1.160          1.321            33,057
                                                       2003      1.000          1.160             3,089

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.286          1.365                --
                                                       2005      1.234          1.286            14,582
                                                       2004      1.129          1.234            12,386
                                                       2003      1.000          1.129                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.062          1.117                --
                                                       2005      1.000          1.062                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.203          1.214                --
                                                       2005      1.179          1.203           413,524
                                                       2004      1.081          1.179           334,613
                                                       2003      1.000          1.081                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.042          1.032                --
                                                       2005      1.042          1.042                --
                                                       2004      1.026          1.042                --
                                                       2003      1.000          1.026                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.217          1.270                --
                                                       2005      1.213          1.217             5,336
                                                       2004      1.118          1.213             5,345
                                                       2003      1.000          1.118             5,347

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.135          1.307                --
                                                       2005      1.032          1.135                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.108          1.271                --
                                                       2005      1.000          1.108                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.078          1.039                --
                                                       2005      1.051          1.078                --
                                                       2004      0.990          1.051                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.537          1.476                --
                                                       2006      1.346          1.537                --
                                                       2005      1.314          1.346                --
                                                       2004      1.138          1.314                --
                                                       2003      1.000          1.138                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.291          1.428                --
                                                       2006      1.229          1.291                --
                                                       2005      1.158          1.229                --
                                                       2004      1.135          1.158                --
                                                       2003      1.000          1.135                --






         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                --
                                                       2006      1.000          1.078            17,348

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.276          1.339                --
                                                       2005      1.229          1.276            12,608
                                                       2004      1.183          1.229            12,240
                                                       2003      0.963          1.183            11,651
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.378          1.345                --
                                                       2005      1.222          1.378           343,889
                                                       2004      1.148          1.222           335,426
                                                       2003      0.948          1.148           303,021
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.932          2.180           595,217
                                                       2006      1.634          1.932           594,758
                                                       2005      1.458          1.634           423,223
                                                       2004      1.308          1.458           391,637
                                                       2003      0.984          1.308           331,023
                                                       2002      1.000          0.984                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.762          1.944         2,479,382
                                                       2006      1.628          1.762         2,801,814
                                                       2005      1.426          1.628         2,685,092
                                                       2004      1.291          1.426         2,613,580
                                                       2003      0.961          1.291         2,130,194
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.611          1.662         2,739,488
                                                       2006      1.424          1.611         2,774,071
                                                       2005      1.370          1.424         2,824,669
                                                       2004      1.263          1.370         2,800,733
                                                       2003      0.971          1.263         2,191,185
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.619          1.601                --
                                                       2005      1.395          1.619           244,334
                                                       2004      1.188          1.395           245,288
                                                       2003      0.968          1.188           238,033
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.766          2.896                --
                                                       2006      2.125          2.766                --
                                                       2005      1.691          2.125                --
                                                       2004      1.378          1.691                --
                                                       2003      0.982          1.378                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.798          2.342                --
                                                       2005      1.708          1.798           239,775
                                                       2004      1.323          1.708           260,396
                                                       2003      1.005          1.323           259,814
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.398          1.471            52,601
                                                       2006      1.222          1.398            56,433
                                                       2005      1.192          1.222           102,633
                                                       2004      1.156          1.192            97,968
                                                       2003      0.971          1.156            39,887
                                                       2002      1.000          0.971                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.463          1.278            86,823
                                                       2006      1.435          1.463           143,434
                                                       2005      1.381          1.435           184,798
                                                       2004      1.263          1.381           305,093
                                                       2003      0.976          1.263           299,062
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                --
                                                       2005      1.205          1.304            29,277
                                                       2004      1.074          1.205             4,023
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                --
                                                       2005      1.203          1.301            25,709
                                                       2004      1.067          1.203            27,414
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.770          2.039           373,561
                                                       2006      1.617          1.770           401,338
                                                       2005      1.411          1.617           382,096
                                                       2004      1.248          1.411           350,625
                                                       2003      0.991          1.248           269,820
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.542          1.616            20,076
                                                       2006      1.379          1.542            20,495
                                                       2005      1.164          1.379            45,009
                                                       2004      1.170          1.164            44,391
                                                       2003      0.954          1.170             8,358
                                                       2002      1.000          0.954                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.099          2.377           667,755
                                                       2006      1.901          2.099           911,516
                                                       2005      1.640          1.901         1,041,220
                                                       2004      1.339          1.640         1,018,483
                                                       2003      0.986          1.339           869,633
                                                       2002      1.000          0.986                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.468          1.707                --
                                                       2005      1.352          1.468           425,632
                                                       2004      1.222          1.352           461,125
                                                       2003      0.994          1.222           352,384
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523           173,937
                                                       2006      2.214          2.785           174,027
                                                       2005      1.769          2.214           151,462
                                                       2004      1.444          1.769           148,057
                                                       2003      1.000          1.444            80,388

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.930          2.188           434,084
                                                       2006      1.618          1.930           464,250
                                                       2005      1.495          1.618           434,471
                                                       2004      1.284          1.495           359,092
                                                       2003      0.989          1.284           277,388
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.544          1.848                --
                                                       2005      1.444          1.544           140,590
                                                       2004      1.267          1.444           128,602
                                                       2003      0.977          1.267            91,055
                                                       2002      1.000          0.977                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.085                --
                                                       2005      1.067          1.062                --
                                                       2004      0.998          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.249          1.289                --
                                                       2005      1.181          1.249           215,882
                                                       2004      1.111          1.181           261,195
                                                       2003      0.994          1.111           485,689
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.584          1.893             9,332
                                                       2006      1.516          1.584            20,162
                                                       2005      1.374          1.516            19,809
                                                       2004      1.225          1.374            34,043
                                                       2003      0.988          1.225            25,340
                                                       2002      1.000          0.988                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.557          1.861            10,309
                                                       2006      1.470          1.557            14,171
                                                       2005      1.342          1.470             8,528
                                                       2004      1.359          1.342            27,353
                                                       2003      0.944          1.359            22,180
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.468          1.576            17,757
                                                       2006      1.267          1.468            17,866
                                                       2005      1.222          1.267            17,913
                                                       2004      1.190          1.222            21,747
                                                       2003      0.980          1.190            20,039
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                --
                                                       2005      1.503          1.536           169,292
                                                       2004      1.332          1.503           157,360
                                                       2003      1.000          1.332           131,801

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.646          1.585         1,130,092

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.519          1.571           568,041

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.521          1.567           479,799
                                                       2006      1.345          1.521           674,343
                                                       2005      1.314          1.345           666,600
                                                       2004      1.213          1.314           741,960
                                                       2003      0.967          1.213           721,895
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.716          1.641           630,119

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.642          1.675           163,577
                                                       2006      1.413          1.642           168,886
                                                       2005      1.351          1.413           192,356
                                                       2004      1.246          1.351           200,936
                                                       2003      0.959          1.246            39,902
                                                       2002      1.000          0.959                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.484          1.484           306,961

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.830          1.977           204,771
                                                       2006      1.652          1.830           184,956
                                                       2005      1.604          1.652           177,985
                                                       2004      1.418          1.604           175,643
                                                       2003      0.970          1.418            69,052
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.172          1.276                --
                                                       2006      1.108          1.172                --
                                                       2005      1.080          1.108                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015            27,119
                                                       2006      0.997          1.020           207,989
                                                       2005      0.992          0.997             2,098
                                                       2004      0.998          0.992            12,394
                                                       2003      1.000          0.998             2,100

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.653          1.733                --
                                                       2006      1.425          1.653           417,242
                                                       2005      1.395          1.425           396,412
                                                       2004      1.311          1.395           470,075
                                                       2003      0.960          1.311           460,823
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.425          1.483                --
                                                       2006      1.392          1.425            56,928
                                                       2005      1.346          1.392            87,671
                                                       2004      1.364          1.346            81,583
                                                       2003      0.961          1.364             5,988
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.648          1.705                --
                                                       2006      1.511          1.648           186,606
                                                       2005      1.400          1.511           201,027
                                                       2004      1.306          1.400           262,449
                                                       2003      0.949          1.306           312,432
                                                       2002      1.000          0.949                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.479          1.544                --
                                                       2006      1.340          1.479            51,745
                                                       2005      1.316          1.340            74,470
                                                       2004      1.237          1.316           113,821
                                                       2003      0.967          1.237            30,211
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                --
                                                       2006      1.393          1.604           405,915
                                                       2005      1.373          1.393           375,409
                                                       2004      1.241          1.373           347,456
                                                       2003      1.000          1.241           331,917

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                --
                                                       2006      1.627          1.793           284,527
                                                       2005      1.531          1.627           358,390
                                                       2004      1.256          1.531           329,638
                                                       2003      1.000          1.256           158,082

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.097          1.131                --
                                                       2005      1.075          1.097            13,695
                                                       2004      1.009          1.075            13,702

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.683          1.753           146,737
                                                       2006      1.769          1.683           149,620

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.350          1.362            98,916
                                                       2006      1.282          1.350           102,047

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.421          1.434           100,092
                                                       2006      1.350          1.421           112,708

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.628          1.706                --
                                                       2006      1.539          1.628            17,599

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.692          1.702            17,148

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            56,621
                                                       2006      1.269          1.351            17,638

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.954          1.903           167,420
                                                       2006      1.775          1.954           153,202

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.640          2.101           116,867
                                                       2006      1.601          1.640           253,919

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             6,730

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247            11,923
                                                       2006      1.131          1.194            12,387

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.416          1.486            33,097
                                                       2006      1.353          1.416            44,620

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.076          1.099           225,854
                                                       2006      1.001          1.076           322,123

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058           456,934
                                                       2006      1.015          1.071            35,959

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.440          1.583           116,218
                                                       2006      1.460          1.440           126,872

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415            18,010
                                                       2006      1.305          1.294             7,621

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.878          3.621                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.131          2.235           190,488

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474           202,516
                                                       2006      1.264          1.395           206,971

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020           263,609
                                                       2006      1.003          1.218           448,086

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200           276,156

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619            35,637
                                                       2006      1.462          1.570            39,520

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                --
                                                       2006      1.116          1.173                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.371          1.436           232,282
                                                       2006      1.326          1.371           172,003

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979         1,127,921
                                                       2006      1.003          1.027           322,776

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.533          1.813           136,900
                                                       2006      1.573          1.533           147,439

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.108          1.157           345,777
                                                       2006      1.068          1.108           354,922

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.021          1.054           817,538
                                                       2006      1.000          1.021           361,378

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.423          1.346             7,331

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.378          1.407           286,226
                                                       2006      1.361          1.378           319,211

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.471          1.504           275,993
                                                       2006      1.436          1.471           412,381

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079         1,138,220
                                                       2006      1.002          1.048                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079           461,489
                                                       2006      1.002          1.053            65,856

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079           406,305
                                                       2006      1.002          1.058           291,452

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.376          1.407         1,717,836
                                                       2006      1.289          1.376         2,095,103

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096           178,860
                                                       2006      0.996          1.050           257,299

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144           361,231
                                                       2006      0.998          1.067           501,531

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                --
                                                       2006      1.085          1.151                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.071          1.099            33,438
                                                       2006      1.036          1.071                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          1.000                --
                                                       2005      0.982          0.992           253,238
                                                       2004      0.989          0.982           359,014
                                                       2003      1.000          0.989           505,871
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.112          1.175                --
                                                       2005      1.071          1.112            13,844
                                                       2004      1.036          1.071            13,851

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.121          1.109           290,204
                                                       2005      1.118          1.121           287,094
                                                       2004      1.045          1.118           320,774
                                                       2003      1.000          1.045           287,921

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.104          1.179         2,905,179
                                                       2006      1.082          1.104         3,028,632
                                                       2005      1.075          1.082         3,093,826
                                                       2004      1.044          1.075         3,486,677
                                                       2003      1.012          1.044         2,727,021
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.508          1.634             2,459
                                                       2006      1.383          1.508             2,461
                                                       2005      1.313          1.383             2,463
                                                       2004      1.242          1.313             2,465
                                                       2003      0.958          1.242             2,466
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.981          2.143                --
                                                       2006      1.579          1.981           173,392
                                                       2005      1.433          1.579           120,905
                                                       2004      1.255          1.433           119,645
                                                       2003      0.994          1.255           119,420
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.156          2.300                --
                                                       2006      1.871          2.156           487,356
                                                       2005      1.780          1.871           489,753
                                                       2004      1.436          1.780           474,438
                                                       2003      0.977          1.436           306,882
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.372          1.460                --
                                                       2005      1.285          1.372            45,533
                                                       2004      1.228          1.285            49,918
                                                       2003      0.967          1.228            33,110
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.271          1.353                --
                                                       2005      1.289          1.271            72,436
                                                       2004      1.235          1.289            82,547
                                                       2003      0.996          1.235           108,099
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.621          1.769                --
                                                       2005      1.468          1.621           164,674
                                                       2004      1.284          1.468           181,327
                                                       2003      0.977          1.284            52,889
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.367          1.436                --
                                                       2005      1.333          1.367           579,568
                                                       2004      1.235          1.333           640,163
                                                       2003      0.958          1.235           530,915
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.317          1.350                --
                                                       2005      1.308          1.317           104,380
                                                       2004      1.206          1.308           115,233
                                                       2003      1.003          1.206            90,792
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.376          1.424                --
                                                       2005      1.331          1.376            34,213
                                                       2004      1.225          1.331            38,957
                                                       2003      0.978          1.225            38,121
                                                       2002      1.000          0.978                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (11/99).............  2006      1.322          1.361                --
                                                       2005      1.238          1.322           144,967
                                                       2004      1.184          1.238           169,135
                                                       2003      0.967          1.184           136,097
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                --
                                                       2005      1.000          1.045            55,685

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                --
                                                       2005      0.999          1.063           190,567

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                --
                                                       2005      1.008          1.036                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.451          1.539                --
                                                       2005      1.318          1.451            37,100
                                                       2004      1.158          1.318            59,739
                                                       2003      0.973          1.158            73,087
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.487          1.573                --
                                                       2005      1.469          1.487           149,347
                                                       2004      1.311          1.469            78,618
                                                       2003      0.974          1.311            58,567
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.249          1.289                --
                                                       2005      1.235          1.249         1,951,130
                                                       2004      1.128          1.235         2,014,082
                                                       2003      0.986          1.128         1,900,092
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                --
                                                       2005      1.119          1.170            51,129
                                                       2004      0.993          1.119                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.547          1.775                --
                                                       2005      1.438          1.547           137,217
                                                       2004      1.265          1.438           134,480
                                                       2003      1.001          1.265           104,454
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                --
                                                       2005      1.325          1.379            40,007
                                                       2004      1.214          1.325            43,534
                                                       2003      1.000          1.214             6,184

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.314          1.326                --
                                                       2005      1.290          1.314            30,704
                                                       2004      1.184          1.290                --
                                                       2003      1.008          1.184                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.079          1.068                --
                                                       2005      1.081          1.079           358,890
                                                       2004      1.066          1.081           366,911
                                                       2003      1.014          1.066           238,924
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.369          1.428                --
                                                       2005      1.366          1.369           268,177
                                                       2004      1.262          1.366           329,178
                                                       2003      0.970          1.262           326,199
                                                       2002      1.000          0.970                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.076          1.036                --
                                                       2005      1.050          1.076                --
                                                       2004      0.990          1.050                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.683          1.614           295,517
                                                       2006      1.476          1.683           311,172
                                                       2005      1.444          1.476           331,570
                                                       2004      1.252          1.444           253,536
                                                       2003      0.975          1.252           186,325
                                                       2002      1.000          0.975                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.351          1.492                --
                                                       2006      1.288          1.351                --
                                                       2005      1.216          1.288                --
                                                       2004      1.193          1.216             6,550
                                                       2003      0.966          1.193            12,937
                                                       2002      1.000          0.966                --






         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.80% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.154                 --
                                                       2006      1.000          1.078            401,941

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.801          0.840                 --
                                                       2005      0.772          0.801            488,309
                                                       2004      0.743          0.772            502,360
                                                       2003      0.605          0.743            503,521
                                                       2002      0.883          0.605            550,900
                                                       2001      1.000          0.883            241,785

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      0.740          0.722                 --
                                                       2005      0.656          0.740          1,737,738
                                                       2004      0.616          0.656          2,422,021
                                                       2003      0.509          0.616          2,534,558
                                                       2002      0.749          0.509          2,761,613
                                                       2001      1.000          0.749          2,203,655

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.440          1.625         13,245,134
                                                       2006      1.218          1.440         13,657,569
                                                       2005      1.087          1.218         13,499,365
                                                       2004      0.975          1.087         14,038,586
                                                       2003      0.734          0.975         12,687,639
                                                       2002      0.875          0.734          8,371,123
                                                       2001      0.993          0.875          1,544,419

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.332          1.469         16,856,562
                                                       2006      1.230          1.332         17,694,815
                                                       2005      1.078          1.230         18,663,020
                                                       2004      0.975          1.078         17,617,208
                                                       2003      0.726          0.975         16,287,152
                                                       2002      0.978          0.726         10,871,684
                                                       2001      1.088          0.978          4,340,090

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.468          1.514         20,486,553
                                                       2006      1.297          1.468         21,164,791
                                                       2005      1.248          1.297         21,344,424
                                                       2004      1.151          1.248         21,686,362
                                                       2003      0.885          1.151         19,684,170
                                                       2002      1.104          0.885         13,136,644
                                                       2001      1.121          1.104          2,553,991

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.662          0.655                 --
                                                       2005      0.571          0.662            505,995
                                                       2004      0.486          0.571            277,389
                                                       2003      0.396          0.486            346,932
                                                       2002      0.538          0.396            407,014
                                                       2001      1.000          0.538            649,555

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.623          1.699                 --
                                                       2006      1.247          1.623             95,043
                                                       2005      0.992          1.247             84,660
                                                       2004      0.809          0.992             44,770
                                                       2003      0.576          0.809             44,773
                                                       2002      0.663          0.576             36,564
                                                       2001      1.000          0.663              4,156

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      2.298          2.994                 --
                                                       2005      2.183          2.298            185,547
                                                       2004      1.692          2.183            184,395
                                                       2003      1.285          1.692            183,010
                                                       2002      1.252          1.285            145,664
                                                       2001      1.000          1.252             11,465

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.024          1.077            123,316
                                                       2006      0.895          1.024            169,752
                                                       2005      0.873          0.895            187,894
                                                       2004      0.846          0.873            283,652
                                                       2003      0.711          0.846            331,469
                                                       2002      0.869          0.711            209,810
                                                       2001      1.000          0.869             34,515

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.131          0.988            191,848
                                                       2006      1.110          1.131            222,980
                                                       2005      1.068          1.110            233,465
                                                       2004      0.977          1.068            244,542
                                                       2003      0.755          0.977            280,003
                                                       2002      0.950          0.755            179,886
                                                       2001      1.000          0.950             27,031

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.304          1.417                 --
                                                       2005      1.205          1.304             29,766
                                                       2004      1.074          1.205             21,094
                                                       2003      1.000          1.074                 --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.301          1.449                 --
                                                       2005      1.203          1.301             86,508
                                                       2004      1.067          1.203             38,258
                                                       2003      1.000          1.067                 --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.256          1.447            303,315
                                                       2006      1.148          1.256            377,033
                                                       2005      1.002          1.148            349,362
                                                       2004      0.886          1.002            331,786
                                                       2003      0.703          0.886            300,573
                                                       2002      0.792          0.703            239,965
                                                       2001      1.000          0.792             90,527

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.235          1.295             20,856
                                                       2006      1.105          1.235             28,571
                                                       2005      0.932          1.105             29,235
                                                       2004      0.937          0.932             30,144
                                                       2003      0.764          0.937             36,629
                                                       2002      0.841          0.764             20,856
                                                       2001      1.000          0.841              8,651

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.928          2.184            672,647
                                                       2006      1.746          1.928            716,973
                                                       2005      1.507          1.746            802,560
                                                       2004      1.230          1.507            814,467
                                                       2003      0.906          1.230            653,619
                                                       2002      1.025          0.906            307,773
                                                       2001      1.000          1.025              7,278

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.244          1.447                 --
                                                       2005      1.146          1.244            463,669
                                                       2004      1.036          1.146            519,463
                                                       2003      0.842          1.036            339,300
                                                       2002      1.000          0.842             10,755

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.785          3.523            394,199
                                                       2006      2.214          2.785            326,263
                                                       2005      1.769          2.214            293,516
                                                       2004      1.444          1.769            127,549
                                                       2003      1.000          1.444             81,239

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.372          1.556          1,587,080
                                                       2006      1.151          1.372          1,809,044
                                                       2005      1.063          1.151          1,501,530
                                                       2004      0.913          1.063          1,163,252
                                                       2003      0.703          0.913            926,381
                                                       2002      0.879          0.703            848,308
                                                       2001      1.028          0.879            629,693

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.249          1.494                 --
                                                       2005      1.168          1.249             95,208
                                                       2004      1.025          1.168             60,904
                                                       2003      0.790          1.025             36,914
                                                       2002      1.000          0.790             14,815

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.062          1.085                 --
                                                       2005      1.067          1.062                 --
                                                       2004      0.998          1.067                 --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.044          1.078                 --
                                                       2005      0.988          1.044            353,202
                                                       2004      0.929          0.988            479,954
                                                       2003      0.831          0.929            499,603
                                                       2002      0.907          0.831            447,203
                                                       2001      1.000          0.907            240,551

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.027          1.228             62,032
                                                       2006      0.984          1.027             79,531
                                                       2005      0.892          0.984             79,559
                                                       2004      0.795          0.892             79,588
                                                       2003      0.641          0.795             95,897
                                                       2002      0.927          0.641             84,104
                                                       2001      1.000          0.927             86,994

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      0.395          0.472             20,610
                                                       2006      0.373          0.395             66,021
                                                       2005      0.340          0.373             81,444
                                                       2004      0.345          0.340            127,596
                                                       2003      0.240          0.345            118,715
                                                       2002      0.413          0.240            131,205
                                                       2001      1.000          0.413            156,658

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.662          0.711            137,751
                                                       2006      0.572          0.662            230,286
                                                       2005      0.551          0.572            290,156
                                                       2004      0.537          0.551            310,158
                                                       2003      0.442          0.537            350,206
                                                       2002      0.606          0.442            267,863
                                                       2001      1.000          0.606            538,280

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.536          1.720                 --
                                                       2005      1.503          1.536            187,492
                                                       2004      1.332          1.503            143,569
                                                       2003      1.000          1.332            110,206

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.486          1.431          5,063,184

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.216          1.257          2,741,508

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      0.980          1.009          1,032,421
                                                       2006      0.866          0.980          1,229,220
                                                       2005      0.846          0.866          1,303,137
                                                       2004      0.781          0.846          1,710,378
                                                       2003      0.623          0.781          1,904,694
                                                       2002      0.817          0.623          1,645,211
                                                       2001      1.000          0.817          2,026,387

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.588          1.519          6,572,810

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.401          1.430          2,274,646
                                                       2006      1.206          1.401            907,943
                                                       2005      1.153          1.206          1,105,738
                                                       2004      1.064          1.153          1,177,171
                                                       2003      0.818          1.064          1,323,286
                                                       2002      1.083          0.818          1,169,456
                                                       2001      1.000          1.083          1,074,948

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      0.994          0.994          2,987,839

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.537          1.661            710,882
                                                       2006      1.388          1.537            592,814
                                                       2005      1.347          1.388            604,912
                                                       2004      1.191          1.347            574,902
                                                       2003      0.815          1.191            576,668
                                                       2002      1.270          0.815            485,599
                                                       2001      1.000          1.270            272,556

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.172          1.276                 --
                                                       2006      1.108          1.172                 --
                                                       2005      1.080          1.108                 --
                                                       2004      1.000          1.080                 --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.020          1.015             17,815
                                                       2006      0.997          1.020             20,545
                                                       2005      0.992          0.997             12,967
                                                       2004      0.998          0.992            134,836
                                                       2003      1.000          0.998              1,896

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.524          1.598                 --
                                                       2006      1.314          1.524          1,886,357
                                                       2005      1.286          1.314          2,155,632
                                                       2004      1.209          1.286          2,291,751
                                                       2003      0.885          1.209          2,556,109
                                                       2002      1.203          0.885          2,730,229
                                                       2001      1.000          1.203          1,624,219

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.183          1.232                 --
                                                       2006      1.156          1.183                 35
                                                       2005      1.118          1.156                 36
                                                       2004      1.133          1.118             17,927
                                                       2003      0.798          1.133             20,691
                                                       2002      1.000          0.798                 --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.312          1.357                 --
                                                       2006      1.203          1.312                 --
                                                       2005      1.114          1.203                 --
                                                       2004      1.040          1.114                 --
                                                       2003      0.756          1.040                 --
                                                       2002      1.000          0.756                 --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.220          1.274                 --
                                                       2006      1.105          1.220             30,872
                                                       2005      1.086          1.105             38,189
                                                       2004      1.020          1.086             52,267
                                                       2003      0.798          1.020             80,714
                                                       2002      1.000          0.798              9,207

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.604          1.666                 --
                                                       2006      1.393          1.604            307,543
                                                       2005      1.373          1.393            290,785
                                                       2004      1.241          1.373            139,195
                                                       2003      1.000          1.241             69,924

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.793          1.975                 --
                                                       2006      1.627          1.793            611,811
                                                       2005      1.531          1.627            695,119
                                                       2004      1.256          1.531            579,899
                                                       2003      1.000          1.256            184,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.097          1.131                 --
                                                       2005      1.075          1.097                 --
                                                       2004      1.009          1.075                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.489            116,452
                                                       2006      1.503          1.429            222,874

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      0.988          1.035                 --
                                                       2006      0.934          0.988            825,415

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.027          1.033            924,596

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.351          1.314            156,252
                                                       2006      1.269          1.351             90,298

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.139          1.109            698,065
                                                       2006      1.035          1.139            573,755

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      0.671          0.859            613,725
                                                       2006      0.655          0.671            386,705

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.279          1.132             47,848

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.194          1.247                 --
                                                       2006      1.131          1.194                 --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.300          1.364             91,232
                                                       2006      1.242          1.300             45,012

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.099             69,903
                                                       2006      1.001          1.076            208,394

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.071          1.058            947,864
                                                       2006      1.015          1.071            127,962

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      0.960          1.055            124,834
                                                       2006      0.973          0.960            161,496

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.294          1.415             16,629
                                                       2006      1.305          1.294                928

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.688          2.125             48,628

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.554            190,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.395          1.474            594,073
                                                       2006      1.264          1.395            476,839

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.020            478,049
                                                       2006      1.003          1.218            536,697

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200            467,936

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.570          1.619              4,709
                                                       2006      1.462          1.570              4,714

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.294                 --
                                                       2006      1.116          1.173              6,324

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.435          1.503            240,999
                                                       2006      1.388          1.435            140,064

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.979            919,079
                                                       2006      1.003          1.027            402,744

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      0.580          0.686            910,279
                                                       2006      0.595          0.580            972,237

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.253          1.308            227,540
                                                       2006      1.208          1.253            275,369

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.166          1.203            428,855
                                                       2006      1.142          1.166            129,005

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      0.765          0.723            486,918

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      0.832          0.849          1,260,761
                                                       2006      0.822          0.832          1,597,235

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.345          1.375            746,511
                                                       2006      1.313          1.345            961,336

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.074             38,414
                                                       2006      1.002          1.059             47,700

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.080            128,604
                                                       2006      1.001          1.041                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.048          1.079            450,376
                                                       2006      1.002          1.048            116,832

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.079          1,879,974
                                                       2006      1.002          1.053          1,137,572

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.079            390,395
                                                       2006      1.002          1.058            413,868

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.468          1.502         10,357,364
                                                       2006      1.375          1.468         11,377,250

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.050          1.096            206,808
                                                       2006      0.996          1.050            403,058

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.144          1,031,603
                                                       2006      0.998          1.067          1,100,035

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.151          1.194                 --
                                                       2006      1.085          1.151                 --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.071          1.099                 --
                                                       2006      1.036          1.071                 --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.133          1.142                 --
                                                       2005      1.121          1.133            181,676
                                                       2004      1.130          1.121            272,462
                                                       2003      1.141          1.130            606,702
                                                       2002      1.146          1.141            659,403
                                                       2001      1.000          1.146            311,856

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.112          1.175                 --
                                                       2005      1.071          1.112                 --
                                                       2004      1.036          1.071                 --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                 --
                                                       2006      1.121          1.109            455,584
                                                       2005      1.118          1.121            507,343
                                                       2004      1.045          1.118            966,189
                                                       2003      1.000          1.045             66,862

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.227          1.310          3,593,841
                                                       2006      1.203          1.227          3,876,869
                                                       2005      1.195          1.203          4,170,974
                                                       2004      1.160          1.195          4,288,696
                                                       2003      1.125          1.160          4,958,737
                                                       2002      1.050          1.125          7,601,486
                                                       2001      1.000          1.050          1,040,045

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.875          0.948             31,826
                                                       2006      0.802          0.875             32,139
                                                       2005      0.761          0.802             32,678
                                                       2004      0.721          0.761             38,783
                                                       2003      0.556          0.721             39,926
                                                       2002      0.804          0.556             29,622
                                                       2001      1.000          0.804             14,734

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490                 --
                                                       2006      1.098          1.377            212,109
                                                       2005      0.996          1.098            158,085
                                                       2004      0.873          0.996            146,052
                                                       2003      0.691          0.873            211,713
                                                       2002      0.855          0.691            322,648
                                                       2001      1.000          0.855             86,605

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.923          2.052                 --
                                                       2006      1.669          1.923            417,164
                                                       2005      1.588          1.669            463,651
                                                       2004      1.281          1.588            465,147
                                                       2003      0.871          1.281            572,206
                                                       2002      1.086          0.871            653,195
                                                       2001      1.000          1.086            141,792

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.914          0.973                 --
                                                       2005      0.856          0.914            169,742
                                                       2004      0.818          0.856            171,322
                                                       2003      0.644          0.818            221,463
                                                       2002      0.862          0.644            139,857
                                                       2001      1.000          0.862            898,773

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.166          1.242                 --
                                                       2005      1.183          1.166             45,018
                                                       2004      1.133          1.183             80,263
                                                       2003      0.914          1.133            118,626
                                                       2002      1.000          0.914             93,674
                                                       2001      1.000          1.000            909,851

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.377          1.503                 --
                                                       2005      1.247          1.377            243,296
                                                       2004      1.090          1.247            227,247
                                                       2003      0.830          1.090            219,879
                                                       2002      0.986          0.830             66,258
                                                       2001      1.000          0.986              7,202

  Travelers Equity Income Subaccount (11/99).........  2006      1.250          1.313                 --
                                                       2005      1.218          1.250            995,006
                                                       2004      1.129          1.218          1,068,502
                                                       2003      0.876          1.129          1,009,582
                                                       2002      1.037          0.876          1,084,598
                                                       2001      1.000          1.037            993,080

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.251          1.282                 --
                                                       2005      1.242          1.251            118,531
                                                       2004      1.146          1.242            128,538
                                                       2003      0.953          1.146            143,727
                                                       2002      0.936          0.953             77,295
                                                       2001      1.000          0.936             48,230

  Travelers Federated Stock Subaccount (5/00)........  2006      1.164          1.205                 --
                                                       2005      1.125          1.164            109,437
                                                       2004      1.036          1.125            101,534
                                                       2003      0.827          1.036            116,257
                                                       2002      1.044          0.827             63,998
                                                       2001      1.000          1.044             18,229

  Travelers Large Cap Subaccount (11/99).............  2006      0.798          0.822                 --
                                                       2005      0.747          0.798            781,209
                                                       2004      0.714          0.747            869,453
                                                       2003      0.583          0.714            855,552
                                                       2002      0.769          0.583            677,781
                                                       2001      1.000          0.769            439,291

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                 --
                                                       2005      1.007          1.076             33,731

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.033                 --
                                                       2005      1.000          1.029                 --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.081                 --
                                                       2005      1.000          1.045                 --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.109                 --
                                                       2005      0.999          1.063            344,293

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.056                 --
                                                       2005      1.008          1.036            110,884

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      0.881          0.934                 --
                                                       2005      0.800          0.881            861,839
                                                       2004      0.703          0.800            783,000
                                                       2003      0.591          0.703            735,879
                                                       2002      0.803          0.591            698,259
                                                       2001      1.000          0.803            662,621

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      0.563          0.595                 --
                                                       2005      0.556          0.563          1,006,935
                                                       2004      0.496          0.556            224,455
                                                       2003      0.369          0.496            243,051
                                                       2002      0.734          0.369            281,572
                                                       2001      1.000          0.734            107,322

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.333          1.375                 --
                                                       2005      1.318          1.333         11,368,224
                                                       2004      1.204          1.318         11,877,187
                                                       2003      1.052          1.204         10,446,839
                                                       2002      1.131          1.052          7,540,877
                                                       2001      1.000          1.131          3,539,246

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.170          1.264                 --
                                                       2005      1.119          1.170            336,557
                                                       2004      0.993          1.119                 --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      0.902          1.035                 --
                                                       2005      0.838          0.902            380,664
                                                       2004      0.737          0.838            222,987
                                                       2003      0.584          0.737            138,766
                                                       2002      0.683          0.584             53,081
                                                       2001      1.000          0.683             25,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.379          1.462                 --
                                                       2005      1.325          1.379              6,594
                                                       2004      1.214          1.325              6,543
                                                       2003      1.000          1.214                 --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.116                 --
                                                       2005      1.000          1.061              2,137

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.375          1.388                 --
                                                       2005      1.350          1.375            137,201
                                                       2004      1.239          1.350             27,029
                                                       2003      1.055          1.239              2,981
                                                       2002      1.015          1.055             17,525
                                                       2001      1.000          1.015              7,608

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.220          1.208                 --
                                                       2005      1.222          1.220            279,043
                                                       2004      1.204          1.222            360,186
                                                       2003      1.146          1.204            439,841
                                                       2002      1.103          1.146            335,801
                                                       2001      1.000          1.103            227,168

  Travelers Strategic Equity Subaccount (11/99)......  2006      0.725          0.756                 --
                                                       2005      0.724          0.725          1,165,219
                                                       2004      0.668          0.724          1,352,969
                                                       2003      0.513          0.668          1,595,899
                                                       2002      0.787          0.513          1,454,962
                                                       2001      1.000          0.787          1,336,240

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.305                 --
                                                       2005      1.032          1.134                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.269                 --
                                                       2005      1.000          1.107              9,121

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.076          1.036                 --
                                                       2005      1.050          1.076                 --
                                                       2004      0.990          1.050                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.245          1.194            462,061
                                                       2006      1.092          1.245            522,527
                                                       2005      1.068          1.092            560,677
                                                       2004      0.926          1.068            689,021
                                                       2003      0.721          0.926            722,215
                                                       2002      0.911          0.721            625,949
                                                       2001      1.000          0.911            158,937

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      0.876          0.967            140,562
                                                       2006      0.835          0.876            148,810
                                                       2005      0.788          0.835            158,132
                                                       2004      0.773          0.788            222,946
                                                       2003      0.626          0.773            237,911
                                                       2002      0.906          0.626            196,781
                                                       2001      1.000          0.906             26,673






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.85%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153                --
                                                       2006      1.000          1.078                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.199          1.258                --
                                                       2005      1.156          1.199                --
                                                       2004      1.113          1.156                --
                                                       2003      1.000          1.113                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.312          1.279                --
                                                       2005      1.163          1.312             9,868
                                                       2004      1.094          1.163             9,271
                                                       2003      1.000          1.094                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.753          1.976           199,582
                                                       2006      1.483          1.753           190,511
                                                       2005      1.324          1.483           192,656
                                                       2004      1.188          1.324           153,924
                                                       2003      1.000          1.188                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.568          1.729           364,768
                                                       2006      1.449          1.568           466,594
                                                       2005      1.270          1.449           472,693
                                                       2004      1.150          1.270           479,818
                                                       2003      1.000          1.150            44,022

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.461          1.507         1,389,509
                                                       2006      1.292          1.461         1,535,674
                                                       2005      1.244          1.292         1,549,452
                                                       2004      1.148          1.244         1,427,039
                                                       2003      1.000          1.148             6,912

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.560          1.542                --
                                                       2005      1.344          1.560            69,179
                                                       2004      1.146          1.344                --
                                                       2003      1.000          1.146                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.454          2.568                --
                                                       2006      1.886          2.454                --
                                                       2005      1.502          1.886                --
                                                       2004      1.224          1.502                --
                                                       2003      1.000          1.224                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.552          2.021                --
                                                       2005      1.475          1.552           129,943
                                                       2004      1.144          1.475                --
                                                       2003      1.000          1.144                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.345          1.414                --
                                                       2006      1.176          1.345                --
                                                       2005      1.148          1.176                --
                                                       2004      1.113          1.148                --
                                                       2003      1.000          1.113                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.329          1.160                --
                                                       2006      1.305          1.329                --
                                                       2005      1.256          1.305                --
                                                       2004      1.149          1.256                --
                                                       2003      1.000          1.149                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.302          1.415                --
                                                       2005      1.204          1.302            10,550
                                                       2004      1.074          1.204                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.299          1.447                --
                                                       2005      1.202          1.299            22,867
                                                       2004      1.067          1.202                --
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.617          1.862                --
                                                       2006      1.478          1.617                --
                                                       2005      1.291          1.478                --
                                                       2004      1.142          1.291                --
                                                       2003      1.000          1.142                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.456          1.525                --
                                                       2006      1.303          1.456                --
                                                       2005      1.100          1.303                --
                                                       2004      1.106          1.100                --
                                                       2003      1.000          1.106                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.876          2.124           149,854
                                                       2006      1.700          1.876           151,053
                                                       2005      1.467          1.700           150,707
                                                       2004      1.199          1.467            47,014
                                                       2003      1.000          1.199                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.342          1.560                --
                                                       2005      1.236          1.342            82,653
                                                       2004      1.118          1.236            29,759
                                                       2003      1.000          1.118                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.434          3.077           152,885
                                                       2006      1.936          2.434           175,387
                                                       2005      1.547          1.936           175,863
                                                       2004      1.264          1.547           120,614
                                                       2003      1.000          1.264                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.765          2.001            34,313
                                                       2006      1.481          1.765            67,492
                                                       2005      1.369          1.481            69,043
                                                       2004      1.176          1.369            49,391
                                                       2003      1.000          1.176                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.415          1.692                --
                                                       2005      1.324          1.415             3,963
                                                       2004      1.162          1.324                --
                                                       2003      1.000          1.162                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.061          1.084                --
                                                       2005      1.067          1.061                --
                                                       2004      0.997          1.067                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.211          1.250                --
                                                       2005      1.146          1.211                --
                                                       2004      1.078          1.146                --
                                                       2003      1.000          1.078                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.443          1.724                --
                                                       2006      1.382          1.443                --
                                                       2005      1.253          1.382                --
                                                       2004      1.118          1.253                --
                                                       2003      1.000          1.118                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.374          1.641                --
                                                       2006      1.298          1.374                --
                                                       2005      1.185          1.298                --
                                                       2004      1.200          1.185                --
                                                       2003      1.000          1.200                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.407          1.510                --
                                                       2006      1.215          1.407                --
                                                       2005      1.172          1.215                --
                                                       2004      1.142          1.172                --
                                                       2003      1.000          1.142                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.352          1.514                --
                                                       2005      1.324          1.352            16,111
                                                       2004      1.174          1.324             8,143
                                                       2003      1.000          1.174                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.487          1.431            89,884

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.422          1.469            95,649

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.415          1.458           148,013
                                                       2006      1.252          1.415           193,468
                                                       2005      1.224          1.252           193,468
                                                       2004      1.131          1.224           149,335
                                                       2003      1.000          1.131                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.524          1.457            58,393

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.510          1.540             3,595
                                                       2006      1.301          1.510             4,579
                                                       2005      1.244          1.301             5,671
                                                       2004      1.148          1.244             6,842
                                                       2003      1.000          1.148                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.264          1.263            10,206

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.594          1.722            25,107
                                                       2006      1.440          1.594            23,159
                                                       2005      1.399          1.440            23,159
                                                       2004      1.238          1.399            23,159
                                                       2003      1.000          1.238            23,159

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.170          1.274                --
                                                       2006      1.107          1.170                --
                                                       2005      1.080          1.107                --
                                                       2004      1.000          1.080                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.018          1.013                --
                                                       2006      0.996          1.018                --
                                                       2005      0.991          0.996                --
                                                       2004      0.998          0.991                --
                                                       2003      1.000          0.998                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.475          1.546                --
                                                       2006      1.272          1.475                --
                                                       2005      1.245          1.272                --
                                                       2004      1.171          1.245                --
                                                       2003      1.000          1.171                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.213          1.263                --
                                                       2006      1.186          1.213                --
                                                       2005      1.148          1.186                --
                                                       2004      1.163          1.148                --
                                                       2003      1.000          1.163                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.444          1.493                --
                                                       2006      1.324          1.444                --
                                                       2005      1.227          1.324                --
                                                       2004      1.146          1.227                --
                                                       2003      1.000          1.146                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.345          1.404                --
                                                       2006      1.219          1.345                --
                                                       2005      1.198          1.219                --
                                                       2004      1.126          1.198                --
                                                       2003      1.000          1.126                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.473          1.529                --
                                                       2006      1.279          1.473            50,463
                                                       2005      1.262          1.279            50,469
                                                       2004      1.141          1.262             7,853
                                                       2003      1.000          1.141             1,380

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.649          1.816                --
                                                       2006      1.497          1.649           244,771
                                                       2005      1.409          1.497           245,762
                                                       2004      1.157          1.409           142,694
                                                       2003      1.000          1.157            21,860

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.096          1.130                --
                                                       2005      1.075          1.096                --
                                                       2004      1.009          1.075                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.536          1.599                --
                                                       2006      1.615          1.536                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.284          1.295                --
                                                       2006      1.220          1.284                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.531          1.604                --
                                                       2006      1.448          1.531                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.590          1.600                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.312                --
                                                       2006      1.268          1.350                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.789          1.741            28,571
                                                       2006      1.626          1.789            29,585

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.579          2.021                --
                                                       2006      1.542          1.579                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.278          1.131                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.192          1.244                --
                                                       2006      1.130          1.192                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.265          1.327                --
                                                       2006      1.209          1.265                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.076          1.098                --
                                                       2006      1.001          1.076                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.057           255,570
                                                       2006      1.015          1.070                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.332          1.464           150,905
                                                       2006      1.351          1.332           152,266

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.292          1.413                --
                                                       2006      1.304          1.292                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.552          3.211                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.002          2.099            37,791

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.393          1.472            23,992
                                                       2006      1.262          1.393            23,999

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.019            57,174
                                                       2006      1.003          1.218           306,869

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.135          1.200             6,699

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.457          1.502                --
                                                       2006      1.357          1.457                --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.172          1.293                --
                                                       2006      1.115          1.172                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.249          1.308            38,036
                                                       2006      1.208          1.249            22,356

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.978           174,034
                                                       2006      1.003          1.027            56,360

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.323          1.563                --
                                                       2006      1.357          1.323                --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.065          1.111                --
                                                       2006      1.027          1.065                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.026          1.058                --
                                                       2006      1.005          1.026                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.346          1.273                --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.307          1.334                --
                                                       2006      1.292          1.307                --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.348          1.377                --
                                                       2006      1.316          1.348                --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.059          1.073                --
                                                       2006      1.002          1.059                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.079                --
                                                       2006      1.001          1.041                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.078            27,695
                                                       2006      1.002          1.047            27,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.053          1.078                --
                                                       2006      1.002          1.053                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.058          1.078           464,459
                                                       2006      1.002          1.058           421,937

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.314          1.344            40,340
                                                       2006      1.231          1.314            59,180

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.095            19,894
                                                       2006      0.996          1.049            20,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.143            12,522
                                                       2006      0.998          1.067            12,421

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.150          1.192                --
                                                       2006      1.084          1.150                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.069          1.097                --
                                                       2006      1.035          1.069                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.997          1.005                --
                                                       2005      0.987          0.997                --
                                                       2004      0.995          0.987                --
                                                       2003      1.000          0.995                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.111          1.173                --
                                                       2005      1.071          1.111                --
                                                       2004      1.036          1.071                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.109          1.130                --
                                                       2006      1.122          1.109            38,942
                                                       2005      1.119          1.122            38,952
                                                       2004      1.047          1.119            15,246
                                                       2003      1.000          1.047             1,446

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.082          1.156            73,288
                                                       2006      1.062          1.082            98,403
                                                       2005      1.056          1.062            98,403
                                                       2004      1.025          1.056            36,092
                                                       2003      1.000          1.025            25,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.366          1.480                --
                                                       2006      1.253          1.366                --
                                                       2005      1.190          1.253                --
                                                       2004      1.127          1.190                --
                                                       2003      1.000          1.127                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.861          2.013                --
                                                       2006      1.484          1.861                --
                                                       2005      1.348          1.484                --
                                                       2004      1.181          1.348                --
                                                       2003      1.000          1.181                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.855          1.979                --
                                                       2006      1.611          1.855            96,041
                                                       2005      1.533          1.611            96,396
                                                       2004      1.237          1.533             7,466
                                                       2003      1.000          1.237                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.270          1.351                --
                                                       2005      1.189          1.270           152,266
                                                       2004      1.138          1.189           152,252
                                                       2003      1.000          1.138                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.135          1.209                --
                                                       2005      1.152          1.135                --
                                                       2004      1.104          1.152                --
                                                       2003      1.000          1.104                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.480          1.615                --
                                                       2005      1.341          1.480                --
                                                       2004      1.173          1.341                --
                                                       2003      1.000          1.173                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.254          1.316                --
                                                       2005      1.223          1.254                --
                                                       2004      1.133          1.223                --
                                                       2003      1.000          1.133                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.191          1.220                --
                                                       2005      1.183          1.191                --
                                                       2004      1.092          1.183                --
                                                       2003      1.000          1.092                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)........  2006      1.287          1.332                --
                                                       2005      1.245          1.287                --
                                                       2004      1.147          1.245                --
                                                       2003      1.000          1.147                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.254          1.292                --
                                                       2005      1.176          1.254                --
                                                       2004      1.124          1.176                --
                                                       2003      1.000          1.124                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.076          1.143                --
                                                       2005      1.007          1.076                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032                --
                                                       2005      1.000          1.029                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.081                --
                                                       2005      1.000          1.044                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108                --
                                                       2005      0.999          1.063           381,359

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055                --
                                                       2005      1.008          1.036            26,298

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.365          1.448                --
                                                       2005      1.241          1.365                --
                                                       2004      1.091          1.241                --
                                                       2003      1.000          1.091                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.284          1.357                --
                                                       2005      1.269          1.284                --
                                                       2004      1.133          1.269                --
                                                       2003      1.000          1.133                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.194          1.231                --
                                                       2005      1.181          1.194            61,038
                                                       2004      1.080          1.181            65,315
                                                       2003      1.000          1.080             8,740

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.169          1.262                --
                                                       2005      1.119          1.169            24,007
                                                       2004      0.993          1.119            12,670

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.417          1.626                --
                                                       2005      1.318          1.417            30,763
                                                       2004      1.160          1.318            31,131
                                                       2003      1.000          1.160            21,973

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.280          1.357                --
                                                       2005      1.231          1.280                --
                                                       2004      1.128          1.231                --
                                                       2003      1.000          1.128                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.115                --
                                                       2005      1.000          1.061                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.197          1.208                --
                                                       2005      1.176          1.197            22,356
                                                       2004      1.080          1.176                --
                                                       2003      1.000          1.080                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.037          1.027                --
                                                       2005      1.039          1.037                --
                                                       2004      1.025          1.039                --
                                                       2003      1.000          1.025                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.211          1.263                --
                                                       2005      1.209          1.211                --
                                                       2004      1.118          1.209                --
                                                       2003      1.000          1.118                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304                --
                                                       2005      1.032          1.134                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.107          1.268                --
                                                       2005      1.000          1.107                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.075          1.035                --
                                                       2005      1.049          1.075                --
                                                       2004      0.990          1.049                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.526          1.463                --
                                                       2006      1.340          1.526                --
                                                       2005      1.311          1.340                --
                                                       2004      1.137          1.311                --
                                                       2003      1.000          1.137                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.282          1.415                --
                                                       2006      1.223          1.282                --
                                                       2005      1.155          1.223                --
                                                       2004      1.134          1.155                --
                                                       2003      1.000          1.134                --






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 1.90%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.078          1.153               --
                                                       2006      1.000          1.078               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.043          1.094               --
                                                       2005      1.000          1.043               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.159          1.130               --
                                                       2005      1.000          1.159               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.324          1.491          197,993
                                                       2006      1.120          1.324          181,275
                                                       2005      1.000          1.120          168,933

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.240          1.367          428,012
                                                       2006      1.147          1.240          423,851
                                                       2005      1.000          1.147          313,562

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.178          1.214          428,828
                                                       2006      1.042          1.178          429,613
                                                       2005      1.000          1.042          376,426

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.169          1.156               --
                                                       2005      1.000          1.169               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      1.589          1.663               --
                                                       2006      1.222          1.589               --
                                                       2005      1.000          1.222               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.087          1.415               --
                                                       2005      1.000          1.087           66,535

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.154          1.213               --
                                                       2006      1.010          1.154               --
                                                       2005      1.000          1.010               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.080          0.943               --
                                                       2006      1.061          1.080               --
                                                       2005      1.000          1.061               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.080          1.173               --
                                                       2005      1.000          1.080               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.106          1.232               --
                                                       2005      1.000          1.106               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.240          1.427               --
                                                       2006      1.134          1.240               --
                                                       2005      1.000          1.134               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.318          1.380               --
                                                       2006      1.180          1.318               --
                                                       2005      1.000          1.180               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.259          1.425           65,873
                                                       2006      1.142          1.259           65,873
                                                       2005      1.000          1.142           13,430

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.083          1.258               --
                                                       2005      1.000          1.083          162,991

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      1.523          1.924           46,682
                                                       2006      1.211          1.523           29,157
                                                       2005      1.000          1.211            3,626

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.281          1.451          115,660
                                                       2006      1.075          1.281          112,602
                                                       2005      1.000          1.075           24,059

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.065          1.273               --
                                                       2005      1.000          1.065               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      0.989          1.011               --
                                                       2005      1.000          0.989               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.061          1.095               --
                                                       2005      1.000          1.061               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.183          1.412               --
                                                       2006      1.134          1.183               --
                                                       2005      1.000          1.134               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.191          1.422               --
                                                       2006      1.126          1.191               --
                                                       2005      1.000          1.126               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.207          1.295               --
                                                       2006      1.043          1.207               --
                                                       2005      1.000          1.043               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.032          1.155               --
                                                       2005      1.000          1.032               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.227          1.181           17,481

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.179          1.218            8,391

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.162          1.196               --
                                                       2006      1.029          1.162               --
                                                       2005      1.000          1.029               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.241          1.186            2,797

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.217          1.240            2,667
                                                       2006      1.049          1.217            2,670
                                                       2005      1.000          1.049            2,673

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.122          1.121           35,844

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.192          1.287           41,790
                                                       2006      1.078          1.192               --
                                                       2005      1.000          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.106          1.203               --
                                                       2006      1.047          1.106               --
                                                       2005      1.000          1.047               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.025          1.020               --
                                                       2006      1.004          1.025               --
                                                       2005      1.000          1.004               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.201          1.259               --
                                                       2006      1.036          1.201               --
                                                       2005      1.000          1.036               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.081          1.125               --
                                                       2006      1.058          1.081               --
                                                       2005      1.000          1.058               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.191          1.232               --
                                                       2006      1.093          1.191               --
                                                       2005      1.000          1.093               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.136          1.185               --
                                                       2006      1.030          1.136               --
                                                       2005      1.000          1.030               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.182          1.227               --
                                                       2006      1.027          1.182          101,240
                                                       2005      1.000          1.027           92,966

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.185          1.305               --
                                                       2006      1.076          1.185           51,794
                                                       2005      1.000          1.076           51,824

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.020          1.051               --
                                                       2005      1.000          1.020               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.137          1.183               --
                                                       2006      1.196          1.137               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.078          1.087               --
                                                       2006      1.025          1.078               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.225          1.283               --
                                                       2006      1.159          1.225               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.272          1.279               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.348          1.310               --
                                                       2006      1.268          1.348               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.351          1.314           47,798
                                                       2006      1.229          1.351           28,638

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.183          1.514               --
                                                       2006      1.156          1.183               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.277          1.129               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.109          1.157               --
                                                       2006      1.051          1.109               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.114          1.167               --
                                                       2006      1.065          1.114               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.097               --
                                                       2006      1.001          1.075               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.070          1.056           57,389
                                                       2006      1.015          1.070               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.135          1.247               --
                                                       2006      1.152          1.135               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.291          1.411               --
                                                       2006      1.304          1.291               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      1.653          2.079               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.482          1.553               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.236          1.305           74,165
                                                       2006      1.120          1.236           44,940

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.218          1.018           95,350
                                                       2006      1.003          1.218           81,292

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.004          1.061            7,942

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.191          1.227               --
                                                       2006      1.110          1.191               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.171          1.291               --
                                                       2006      1.115          1.171               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.052          1.101           22,477
                                                       2006      1.018          1.052           22,477

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.027          0.977           46,819
                                                       2006      1.003          1.027               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.080          1.275           46,380
                                                       2006      1.108          1.080           38,929

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.018          1.062               --
                                                       2006      0.982          1.018               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.038          1.070               --
                                                       2006      1.017          1.038               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.185          1.120               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.122          1.144               --
                                                       2006      1.109          1.122               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.108          1.132           36,384
                                                       2006      1.082          1.108           36,393

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.058          1.072               --
                                                       2006      1.002          1.058               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.041          1.078               --
                                                       2006      1.001          1.041               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.047          1.077          249,695
                                                       2006      1.002          1.047          249,695

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.077           53,095
                                                       2006      1.002          1.052           90,721

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.077          149,081
                                                       2006      1.002          1.057          149,081

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.113          1.137           87,785
                                                       2006      1.043          1.113           87,816

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.049          1.094            8,457
                                                       2006      0.996          1.049            8,465

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.067          1.142            8,319
                                                       2006      0.998          1.067               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.072          1.111               --
                                                       2006      1.011          1.072               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      0.995          1.020               --
                                                       2006      0.963          0.995               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      1.009          1.017               --
                                                       2005      1.000          1.009               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.044          1.102               --
                                                       2005      1.000          1.044               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      0.981          0.999               --
                                                       2006      0.993          0.981            7,942
                                                       2005      1.000          0.993            7,946

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.020          1.088           56,607
                                                       2006      1.001          1.020           56,633
                                                       2005      1.000          1.001           76,851

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.166          1.262               --
                                                       2006      1.070          1.166               --
                                                       2005      1.000          1.070               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.377          1.490               --
                                                       2006      1.099          1.377               --
                                                       2005      1.000          1.099               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.216          1.297               --
                                                       2006      1.056          1.216           39,275
                                                       2005      1.000          1.056           13,937

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.083          1.152               --
                                                       2005      1.000          1.083               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.000          1.065               --
                                                       2005      1.000          1.000               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.096          1.196               --
                                                       2005      1.000          1.096               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.031          1.082               --
                                                       2005      1.000          1.031           36,401

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.001          1.025               --
                                                       2005      1.000          1.001               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.033          1.068               --
                                                       2005      1.000          1.033               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.077          1.109               --
                                                       2005      1.000          1.077               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.142               --
                                                       2005      1.007          1.075               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.029          1.032               --
                                                       2005      1.000          1.029               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.080               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.063          1.108               --
                                                       2005      0.999          1.063               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.036          1.055               --
                                                       2005      1.008          1.036          237,205

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.092          1.159               --
                                                       2005      1.000          1.092               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.048          1.108               --
                                                       2005      1.000          1.048           29,365

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.011          1.043               --
                                                       2005      1.000          1.011           69,569

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.038          1.120               --
                                                       2005      1.000          1.038               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.071          1.229               --
                                                       2005      1.000          1.071           28,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.047          1.110               --
                                                       2005      1.000          1.047               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.115               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.009          1.018               --
                                                       2005      1.000          1.009           22,476

  Travelers Quality Bond Subaccount (5/00)...........  2006      0.992          0.982               --
                                                       2005      1.000          0.992               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.046          1.090               --
                                                       2005      1.000          1.046               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.134          1.304               --
                                                       2005      1.032          1.134               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.106          1.268               --
                                                       2005      1.000          1.106               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.000          0.963               --
                                                       2005      1.000          1.000               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.175          1.125               --
                                                       2006      1.031          1.175               --
                                                       2005      1.000          1.031               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.126          1.242               --
                                                       2006      1.074          1.126               --
                                                       2005      1.000          1.074               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (A)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152               --
                                                       2006      1.000          1.077               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330               --
                                                       2005      1.224          1.268               --
                                                       2004      1.181          1.224               --
                                                       2003      0.963          1.181               --
                                                       2002      1.000          0.963               --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334               --
                                                       2005      1.217          1.370               --
                                                       2004      1.146          1.217               --
                                                       2003      0.948          1.146               --
                                                       2002      1.000          0.948               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           35,121
                                                       2006      1.624          1.917           35,126
                                                       2005      1.452          1.624           33,966
                                                       2004      1.305          1.452           23,757
                                                       2003      0.984          1.305           14,210
                                                       2002      1.000          0.984               --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925           45,095
                                                       2006      1.618          1.748           45,099
                                                       2005      1.420          1.618           43,539
                                                       2004      1.288          1.420           29,816
                                                       2003      0.961          1.288           18,424
                                                       2002      1.000          0.961               --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645           17,467
                                                       2006      1.415          1.598           17,480
                                                       2005      1.364          1.415           17,494
                                                       2004      1.261          1.364           17,509
                                                       2003      0.971          1.261           12,992
                                                       2002      1.000          0.971               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591               --
                                                       2005      1.389          1.610            3,713
                                                       2004      1.186          1.389            4,177
                                                       2003      0.968          1.186            8,793
                                                       2002      1.000          0.968               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871               --
                                                       2006      2.112          2.744               --
                                                       2005      1.684          2.112               --
                                                       2004      1.375          1.684               --
                                                       2003      0.982          1.375               --
                                                       2002      1.000          0.982               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323               --
                                                       2005      1.701          1.787               --
                                                       2004      1.321          1.701               --
                                                       2003      1.005          1.321               --
                                                       2002      1.000          1.005               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456               --
                                                       2006      1.215          1.387               --
                                                       2005      1.187          1.215               --
                                                       2004      1.153          1.187               --
                                                       2003      0.971          1.153               --
                                                       2002      1.000          0.971               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            5,215
                                                       2006      1.427          1.451            4,412
                                                       2005      1.375          1.427            4,217
                                                       2004      1.260          1.375            4,086
                                                       2003      0.976          1.260            8,127
                                                       2002      1.000          0.976               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410               --
                                                       2005      1.202          1.298               --
                                                       2004      1.074          1.202               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442               --
                                                       2005      1.200          1.295               --
                                                       2004      1.067          1.200               --
                                                       2003      1.000          1.067               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.756          2.018               --
                                                       2006      1.607          1.756               --
                                                       2005      1.406          1.607               --
                                                       2004      1.245          1.406               --
                                                       2003      0.991          1.245               --
                                                       2002      1.000          0.991               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.530          1.600               --
                                                       2006      1.371          1.530               --
                                                       2005      1.159          1.371               --
                                                       2004      1.167          1.159               --
                                                       2003      0.953          1.167               --
                                                       2002      1.000          0.953               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353               --
                                                       2006      1.889          2.082               --
                                                       2005      1.633          1.889           18,885
                                                       2004      1.336          1.633           12,999
                                                       2003      0.986          1.336            9,625
                                                       2002      1.000          0.986               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693               --
                                                       2005      1.347          1.459            3,077
                                                       2004      1.220          1.347            3,116
                                                       2003      0.994          1.220            3,153
                                                       2002      1.000          0.994               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490               --
                                                       2006      2.202          2.765               --
                                                       2005      1.763          2.202               --
                                                       2004      1.442          1.763               --
                                                       2003      1.000          1.442               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           21,921
                                                       2006      1.608          1.914           21,921
                                                       2005      1.489          1.608               --
                                                       2004      1.281          1.489               --
                                                       2003      0.989          1.281               --
                                                       2002      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833               --
                                                       2005      1.438          1.535               --
                                                       2004      1.265          1.438               --
                                                       2003      0.976          1.265               --
                                                       2002      1.000          0.976               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081               --
                                                       2005      1.066          1.058               --
                                                       2004      0.997          1.066               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281               --
                                                       2005      1.176          1.241               --
                                                       2004      1.108          1.176               --
                                                       2003      0.994          1.108               --
                                                       2002      1.000          0.994               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.571          1.874               --
                                                       2006      1.507          1.571               --
                                                       2005      1.369          1.507               --
                                                       2004      1.223          1.369               --
                                                       2003      0.988          1.223               --
                                                       2002      1.000          0.988               --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843               --
                                                       2006      1.461          1.545               --
                                                       2005      1.337          1.461               --
                                                       2004      1.356          1.337               --
                                                       2003      0.944          1.356               --
                                                       2002      1.000          0.944               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.456          1.561               --
                                                       2006      1.259          1.456               --
                                                       2005      1.217          1.259               --
                                                       2004      1.188          1.217               --
                                                       2003      0.980          1.188               --
                                                       2002      1.000          0.980               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708               --
                                                       2005      1.498          1.527               --
                                                       2004      1.330          1.498               --
                                                       2003      1.000          1.330               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.631          1.569           11,855

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555               --

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551               --
                                                       2006      1.337          1.509               --
                                                       2005      1.308          1.337               --
                                                       2004      1.211          1.308               --
                                                       2003      0.967          1.211               --
                                                       2002      1.000          0.967               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.701          1.625            9,575

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658               --
                                                       2006      1.405          1.628               --
                                                       2005      1.345          1.405               --
                                                       2004      1.243          1.345               --
                                                       2003      0.958          1.243               --
                                                       2002      1.000          0.958               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.472          1.469               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957               --
                                                       2006      1.642          1.815               --
                                                       2005      1.597          1.642               --
                                                       2004      1.415          1.597               --
                                                       2003      0.970          1.415               --
                                                       2002      1.000          0.970               --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.165          1.267               --
                                                       2006      1.104          1.165               --
                                                       2005      1.079          1.104               --
                                                       2004      1.000          1.079               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006               --
                                                       2006      0.993          1.013               --
                                                       2005      0.989          0.993               --
                                                       2004      0.998          0.989               --
                                                       2003      1.000          0.998               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718               --
                                                       2006      1.417          1.640            9,474
                                                       2005      1.389          1.417            9,670
                                                       2004      1.308          1.389            9,553
                                                       2003      0.960          1.308            9,550
                                                       2002      1.000          0.960               --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.413          1.470               --
                                                       2006      1.383          1.413               --
                                                       2005      1.341          1.383               --
                                                       2004      1.361          1.341               --
                                                       2003      0.961          1.361               --
                                                       2002      1.000          0.961               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.635          1.691               --
                                                       2006      1.502          1.635            1,240
                                                       2005      1.394          1.502            1,300
                                                       2004      1.304          1.394            1,332
                                                       2003      0.949          1.304            6,047
                                                       2002      1.000          0.949               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.467          1.531               --
                                                       2006      1.332          1.467               --
                                                       2005      1.311          1.332               --
                                                       2004      1.234          1.311               --
                                                       2003      0.967          1.234               --
                                                       2002      1.000          0.967               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653               --
                                                       2006      1.385          1.592               --
                                                       2005      1.369          1.385               --
                                                       2004      1.239          1.369               --
                                                       2003      1.000          1.239               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960               --
                                                       2006      1.618          1.780               --
                                                       2005      1.525          1.618               --
                                                       2004      1.255          1.525               --
                                                       2003      1.000          1.255               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.093          1.126               --
                                                       2005      1.074          1.093               --
                                                       2004      1.009          1.074               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735               --
                                                       2006      1.758          1.669               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.410          1.420            4,674
                                                       2006      1.341          1.410           20,231

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06).............................................  2007      1.410          1.420               --
                                                       2006      1.341          1.410               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691               --
                                                       2006      1.529          1.615               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307               --
                                                       2006      1.266          1.346               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883               --
                                                       2006      1.764          1.938               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080            3,322
                                                       2006      1.591          1.626            3,916

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237               --
                                                       2006      1.126          1.187               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.405          1.471               --
                                                       2006      1.344          1.405               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06)...................................  2007      1.075          1.095            4,508
                                                       2006      1.001          1.075            4,460

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054               --
                                                       2006      1.015          1.069               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567               --
                                                       2006      1.450          1.429               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408               --
                                                       2006      1.303          1.289               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463               --
                                                       2006      1.259          1.387               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016               --
                                                       2006      1.003          1.217               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189               --

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604               --
                                                       2006      1.453          1.559               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289               --
                                                       2006      1.114          1.169               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422           20,063
                                                       2006      1.317          1.360           20,063

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975               --
                                                       2006      1.003          1.026               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795               --
                                                       2006      1.562          1.521               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.146               --
                                                       2006      1.061          1.100               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.043               --
                                                       2006      0.993          1.013               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.411          1.332               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393               --
                                                       2006      1.352          1.367               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489               --
                                                       2006      1.426          1.459               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076               --
                                                       2006      1.001          1.040               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076               --
                                                       2006      1.002          1.052               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075               --
                                                       2006      1.002          1.057               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393           85,919
                                                       2006      1.280          1.365           85,924

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092               --
                                                       2006      0.996          1.048               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140               --
                                                       2006      0.998          1.066               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187               --
                                                       2006      1.081          1.145               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)........................  2007      1.065          1.091               --
                                                       2006      1.032          1.065               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993               --
                                                       2005      0.978          0.986               --
                                                       2004      0.987          0.978               --
                                                       2003      1.000          0.987               --
                                                       2002      1.000          1.000               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.109          1.170               --
                                                       2005      1.070          1.109               --
                                                       2004      1.035          1.070               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121               --
                                                       2006      1.115          1.101               --
                                                       2005      1.114          1.115               --
                                                       2004      1.044          1.114               --
                                                       2003      1.000          1.044               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167           36,373
                                                       2006      1.076          1.095           36,588
                                                       2005      1.071          1.076           35,267
                                                       2004      1.042          1.071           25,374
                                                       2003      1.012          1.042           24,369
                                                       2002      1.000          1.012               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618               --
                                                       2006      1.374          1.496               --
                                                       2005      1.307          1.374               --
                                                       2004      1.240          1.307               --
                                                       2003      0.958          1.240               --
                                                       2002      1.000          0.958               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124               --
                                                       2006      1.569          1.965               --
                                                       2005      1.427          1.569               --
                                                       2004      1.253          1.427               --
                                                       2003      0.994          1.253               --
                                                       2002      1.000          0.994               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281               --
                                                       2006      1.860          2.138               --
                                                       2005      1.773          1.860               --
                                                       2004      1.433          1.773               --
                                                       2003      0.977          1.433               --
                                                       2002      1.000          0.977               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450               --
                                                       2005      1.279          1.364               --
                                                       2004      1.226          1.279               --
                                                       2003      0.967          1.226               --
                                                       2002      1.000          0.967               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.263          1.344               --
                                                       2005      1.284          1.263               --
                                                       2004      1.232          1.284               --
                                                       2003      0.996          1.232               --
                                                       2002      1.000          0.996               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758               --
                                                       2005      1.462          1.611               --
                                                       2004      1.281          1.462               --
                                                       2003      0.977          1.281               --
                                                       2002      1.000          0.977               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426               --
                                                       2005      1.327          1.359               --
                                                       2004      1.232          1.327               --
                                                       2003      0.958          1.232               --
                                                       2002      1.000          0.958               --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.309          1.341               --
                                                       2005      1.303          1.309               --
                                                       2004      1.204          1.303               --
                                                       2003      1.003          1.204               --
                                                       2002      1.000          1.003               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415               --
                                                       2005      1.325          1.368               --
                                                       2004      1.223          1.325               --
                                                       2003      0.978          1.223               --
                                                       2002      1.000          0.978               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352               --
                                                       2005      1.233          1.314               --
                                                       2004      1.181          1.233               --
                                                       2003      0.967          1.181               --
                                                       2002      1.000          0.967               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141               --
                                                       2005      1.007          1.075               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031               --
                                                       2005      1.000          1.028               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079               --
                                                       2005      1.000          1.044               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054               --
                                                       2005      1.008          1.035               --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529               --
                                                       2005      1.313          1.442               --
                                                       2004      1.156          1.313               --
                                                       2003      0.973          1.156               --
                                                       2002      1.000          0.973               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562               --
                                                       2005      1.463          1.478               --
                                                       2004      1.308          1.463               --
                                                       2003      0.974          1.308               --
                                                       2002      1.000          0.974               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280               --
                                                       2005      1.230          1.242           82,303
                                                       2004      1.126          1.230           53,215
                                                       2003      0.986          1.126           34,407
                                                       2002      1.000          0.986               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259               --
                                                       2005      1.118          1.166               --
                                                       2004      0.993          1.118               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764               --
                                                       2005      1.432          1.537               --
                                                       2004      1.262          1.432               --
                                                       2003      1.001          1.262               --
                                                       2002      1.000          1.001               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453               --
                                                       2005      1.320          1.372               --
                                                       2004      1.212          1.320               --
                                                       2003      1.000          1.212               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114               --
                                                       2005      1.000          1.060               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317               --
                                                       2005      1.285          1.306               --
                                                       2004      1.181          1.285               --
                                                       2003      1.008          1.181               --
                                                       2002      1.000          1.008               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061               --
                                                       2005      1.077          1.073               --
                                                       2004      1.063          1.077               --
                                                       2003      1.014          1.063               --
                                                       2002      1.000          1.014               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418               --
                                                       2005      1.361          1.361               --
                                                       2004      1.260          1.361               --
                                                       2003      0.969          1.260               --
                                                       2002      1.000          0.969               --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303               --
                                                       2005      1.032          1.133               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.072          1.032               --
                                                       2005      1.048          1.072               --
                                                       2004      0.989          1.048               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.669          1.598               --
                                                       2006      1.467          1.669               --
                                                       2005      1.438          1.467               --
                                                       2004      1.249          1.438               --
                                                       2003      0.974          1.249               --
                                                       2002      1.000          0.974               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.340          1.477               --
                                                       2006      1.280          1.340               --
                                                       2005      1.211          1.280               --
                                                       2004      1.190          1.211               --
                                                       2003      0.966          1.190               --
                                                       2002      1.000          0.966               --

         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.00% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.152                --
                                                       2006      1.000          1.077             6,213

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.268          1.330                --
                                                       2005      1.224          1.268             4,676
                                                       2004      1.181          1.224            12,413
                                                       2003      0.963          1.181            17,759
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.370          1.334                --
                                                       2005      1.217          1.370           104,732
                                                       2004      1.146          1.217           215,603
                                                       2003      0.948          1.146           140,484
                                                       2002      1.000          0.948                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.917          2.158           499,634
                                                       2006      1.624          1.917           628,631
                                                       2005      1.452          1.624           576,073
                                                       2004      1.305          1.452           568,405
                                                       2003      0.984          1.305           230,499
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.748          1.925         1,995,283
                                                       2006      1.618          1.748         2,262,900
                                                       2005      1.420          1.618         2,311,340
                                                       2004      1.288          1.420         2,174,558
                                                       2003      0.961          1.288         1,570,074
                                                       2002      1.000          0.961                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.598          1.645         2,158,603
                                                       2006      1.415          1.598         2,334,870
                                                       2005      1.364          1.415         2,450,277
                                                       2004      1.261          1.364         2,464,499
                                                       2003      0.971          1.261         1,651,863
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.610          1.591                --
                                                       2005      1.389          1.610           108,294
                                                       2004      1.186          1.389           116,560
                                                       2003      0.968          1.186            78,193
                                                       2002      1.000          0.968                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.744          2.871                --
                                                       2006      2.112          2.744             5,490
                                                       2005      1.684          2.112             4,145
                                                       2004      1.375          1.684             4,145
                                                       2003      0.982          1.375                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.787          2.323                --
                                                       2005      1.701          1.787            49,108
                                                       2004      1.321          1.701            58,237
                                                       2003      1.005          1.321            37,104
                                                       2002      1.000          1.005                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.387          1.456            23,706
                                                       2006      1.215          1.387            23,717
                                                       2005      1.187          1.215            44,682
                                                       2004      1.153          1.187            44,460
                                                       2003      0.971          1.153            40,094
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.451          1.265            71,410
                                                       2006      1.427          1.451           109,272
                                                       2005      1.375          1.427           114,766
                                                       2004      1.260          1.375           112,582
                                                       2003      0.976          1.260            47,616
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.298          1.410                --
                                                       2005      1.202          1.298            24,867
                                                       2004      1.074          1.202                --
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.295          1.442                --
                                                       2005      1.200          1.295                --
                                                       2004      1.067          1.200                --
                                                       2003      1.000          1.067                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.756          2.018           240,179
                                                       2006      1.607          1.756           234,952
                                                       2005      1.406          1.607           231,090
                                                       2004      1.245          1.406           230,274
                                                       2003      0.991          1.245           173,538
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.530          1.600                --
                                                       2006      1.371          1.530                --
                                                       2005      1.159          1.371                --
                                                       2004      1.167          1.159                --
                                                       2003      0.953          1.167                --
                                                       2002      1.000          0.953                --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.082          2.353           290,887
                                                       2006      1.889          2.082           305,836
                                                       2005      1.633          1.889           449,084
                                                       2004      1.336          1.633           440,395
                                                       2003      0.986          1.336           412,733
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.459          1.693                --
                                                       2005      1.347          1.459           522,692
                                                       2004      1.220          1.347           480,020
                                                       2003      0.994          1.220           399,669
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.765          3.490            94,223
                                                       2006      2.202          2.765            75,587
                                                       2005      1.763          2.202            91,590
                                                       2004      1.442          1.763           100,794
                                                       2003      1.000          1.442            71,761

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.914          2.166           320,527
                                                       2006      1.608          1.914           375,537
                                                       2005      1.489          1.608           328,303
                                                       2004      1.281          1.489           310,191
                                                       2003      0.989          1.281           244,758
                                                       2002      1.000          0.989                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.535          1.833                --
                                                       2005      1.438          1.535            77,237
                                                       2004      1.265          1.438            53,572
                                                       2003      0.976          1.265            21,906
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.058          1.081                --
                                                       2005      1.066          1.058                --
                                                       2004      0.997          1.066                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.241          1.281                --
                                                       2005      1.176          1.241               213
                                                       2004      1.108          1.176                --
                                                       2003      0.994          1.108                --
                                                       2002      1.000          0.994                --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.571          1.874            50,942
                                                       2006      1.507          1.571            47,206
                                                       2005      1.369          1.507            45,287
                                                       2004      1.223          1.369            43,713
                                                       2003      0.988          1.223            33,138
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.545          1.843                --
                                                       2006      1.461          1.545                --
                                                       2005      1.337          1.461                --
                                                       2004      1.356          1.337                --
                                                       2003      0.944          1.356                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.456          1.561                --
                                                       2006      1.259          1.456                --
                                                       2005      1.217          1.259                --
                                                       2004      1.188          1.217             5,065
                                                       2003      0.980          1.188             5,148
                                                       2002      1.000          0.980                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.527          1.708                --
                                                       2005      1.498          1.527           185,107
                                                       2004      1.330          1.498           150,508
                                                       2003      1.000          1.330            97,171

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.631          1.569         1,377,897

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.506          1.555           937,091

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.509          1.551           262,292
                                                       2006      1.337          1.509           268,238
                                                       2005      1.308          1.337           283,325
                                                       2004      1.211          1.308           411,322
                                                       2003      0.967          1.211           374,650
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.701          1.625           694,811

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.628          1.658           253,891
                                                       2006      1.405          1.628           231,247
                                                       2005      1.345          1.405           244,928
                                                       2004      1.243          1.345           294,184
                                                       2003      0.958          1.243           275,654
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.472          1.469           289,058

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.815          1.957           227,745
                                                       2006      1.642          1.815           100,852
                                                       2005      1.597          1.642            99,006
                                                       2004      1.415          1.597           103,106
                                                       2003      0.970          1.415           115,709
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.165          1.267                --
                                                       2006      1.104          1.165                --
                                                       2005      1.079          1.104                --
                                                       2004      1.000          1.079                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.013          1.006            83,479
                                                       2006      0.993          1.013            85,099
                                                       2005      0.989          0.993            85,790
                                                       2004      0.998          0.989            59,976
                                                       2003      1.000          0.998            19,961

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.640          1.718                --
                                                       2006      1.417          1.640           240,038
                                                       2005      1.389          1.417           248,233
                                                       2004      1.308          1.389           248,890
                                                       2003      0.960          1.308           211,895
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.413          1.470                --
                                                       2006      1.383          1.413             8,527
                                                       2005      1.341          1.383             5,051
                                                       2004      1.361          1.341            11,791
                                                       2003      0.961          1.361             9,226
                                                       2002      1.000          0.961                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.635          1.691                --
                                                       2006      1.502          1.635            52,525
                                                       2005      1.394          1.502            49,133
                                                       2004      1.304          1.394            48,898
                                                       2003      0.949          1.304            13,010
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.467          1.531                --
                                                       2006      1.332          1.467            38,985
                                                       2005      1.311          1.332            40,374
                                                       2004      1.234          1.311            42,439
                                                       2003      0.967          1.234            35,379
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.592          1.653                --
                                                       2006      1.385          1.592           377,032
                                                       2005      1.369          1.385           341,133
                                                       2004      1.239          1.369           290,674
                                                       2003      1.000          1.239           167,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.780          1.960                --
                                                       2006      1.618          1.780           295,597
                                                       2005      1.525          1.618           320,871
                                                       2004      1.255          1.525           349,328
                                                       2003      1.000          1.255           217,985

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.093          1.126                --
                                                       2005      1.074          1.093                --
                                                       2004      1.009          1.074                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.669          1.735            35,856
                                                       2006      1.758          1.669            45,057

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.615          1.691                --
                                                       2006      1.529          1.615            32,936

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.677          1.685            32,213

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.346          1.307                --
                                                       2006      1.266          1.346                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.938          1.883           186,375
                                                       2006      1.764          1.938           192,080

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.626          2.080             8,148
                                                       2006      1.591          1.626           113,033

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.274          1.126            25,543

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.187          1.237                --
                                                       2006      1.126          1.187                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.405          1.471            34,402
                                                       2006      1.344          1.405            34,404

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.075          1.095           147,220
                                                       2006      1.001          1.075            89,773

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.054           450,430
                                                       2006      1.015          1.069                --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.429          1.567            40,284
                                                       2006      1.450          1.429            41,909

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.289          1.408                --
                                                       2006      1.303          1.289                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.853          3.585             9,746

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.113          2.213           233,008

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.387          1.463            97,428
                                                       2006      1.259          1.387            66,418

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.217          1.016           121,804
                                                       2006      1.003          1.217           144,660

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189           332,092

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.559          1.604            43,526
                                                       2006      1.453          1.559            10,758

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.169          1.289                --
                                                       2006      1.114          1.169            17,457

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.360          1.422             1,721
                                                       2006      1.317          1.360             5,955

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.975           524,955
                                                       2006      1.003          1.026           286,299

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.521          1.795           306,871
                                                       2006      1.562          1.521           280,513

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.100          1.146            32,616
                                                       2006      1.061          1.100            32,810

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.013          1.043           167,201
                                                       2006      0.993          1.013           161,956

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.411          1.332            26,623

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.367          1.393           175,543
                                                       2006      1.352          1.367           181,146

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.459          1.489           827,289
                                                       2006      1.426          1.459           863,921

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.070            72,518
                                                       2006      1.002          1.057                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.076                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.075            25,057
                                                       2006      1.002          1.046            26,488

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.052          1.076           445,185
                                                       2006      1.002          1.052           329,787

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.057          1.075           319,705
                                                       2006      1.002          1.057           258,637

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.365          1.393         1,658,650
                                                       2006      1.280          1.365         1,719,060

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.092           135,875
                                                       2006      0.996          1.048           138,503

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.140           110,938
                                                       2006      0.998          1.066           130,654

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.145          1.187                --
                                                       2006      1.081          1.145                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.065          1.091            11,895
                                                       2006      1.032          1.065                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.986          0.993                --
                                                       2005      0.978          0.986           110,192
                                                       2004      0.987          0.978           105,774
                                                       2003      1.000          0.987            46,731
                                                       2002      1.000          1.000                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.109          1.170                --
                                                       2005      1.070          1.109                --
                                                       2004      1.035          1.070                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.121                --
                                                       2006      1.115          1.101           333,054
                                                       2005      1.114          1.115           352,054
                                                       2004      1.044          1.114           281,739
                                                       2003      1.000          1.044           240,797

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.095          1.167         1,780,306
                                                       2006      1.076          1.095         2,021,694
                                                       2005      1.071          1.076         2,231,359
                                                       2004      1.042          1.071         2,095,600
                                                       2003      1.012          1.042         2,115,078
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.496          1.618                --
                                                       2006      1.374          1.496                --
                                                       2005      1.307          1.374                --
                                                       2004      1.240          1.307                --
                                                       2003      0.958          1.240                --
                                                       2002      1.000          0.958                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.965          2.124                --
                                                       2006      1.569          1.965           214,063
                                                       2005      1.427          1.569           259,913
                                                       2004      1.253          1.427           238,693
                                                       2003      0.994          1.253           219,951
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.138          2.281                --
                                                       2006      1.860          2.138           164,389
                                                       2005      1.773          1.860           169,474
                                                       2004      1.433          1.773           164,028
                                                       2003      0.977          1.433           153,913
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.364          1.450                --
                                                       2005      1.279          1.364            42,170
                                                       2004      1.226          1.279            43,412
                                                       2003      0.967          1.226            30,573
                                                       2002      1.000          0.967                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.263          1.344                --
                                                       2005      1.284          1.263            33,645
                                                       2004      1.232          1.284            33,549
                                                       2003      0.996          1.232             4,148
                                                       2002      1.000          0.996                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.611          1.758                --
                                                       2005      1.462          1.611            48,000
                                                       2004      1.281          1.462            46,858
                                                       2003      0.977          1.281            28,513
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.359          1.426                --
                                                       2005      1.327          1.359           871,998
                                                       2004      1.232          1.327           837,507
                                                       2003      0.958          1.232           783,027
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.309          1.341                --
                                                       2005      1.303          1.309            19,909
                                                       2004      1.204          1.303            26,152
                                                       2003      1.003          1.204            23,988
                                                       2002      1.000          1.003                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.368          1.415                --
                                                       2005      1.325          1.368               964
                                                       2004      1.223          1.325               967
                                                       2003      0.978          1.223                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.314          1.352                --
                                                       2005      1.233          1.314           102,730
                                                       2004      1.181          1.233           113,899
                                                       2003      0.967          1.181           112,890
                                                       2002      1.000          0.967                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.075          1.141                --
                                                       2005      1.007          1.075                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.031                --
                                                       2005      1.000          1.028                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.044          1.079                --
                                                       2005      1.000          1.044                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           157,445

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.054                --
                                                       2005      1.008          1.035             7,235

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.442          1.529                --
                                                       2005      1.313          1.442            35,013
                                                       2004      1.156          1.313            35,453
                                                       2003      0.973          1.156            30,775
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.478          1.562                --
                                                       2005      1.463          1.478           281,973
                                                       2004      1.308          1.463            92,733
                                                       2003      0.974          1.308           104,184
                                                       2002      1.000          0.974                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.242          1.280                --
                                                       2005      1.230          1.242         1,858,321
                                                       2004      1.126          1.230         1,650,696
                                                       2003      0.986          1.126         1,307,672
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.166          1.259                --
                                                       2005      1.118          1.166            79,307
                                                       2004      0.993          1.118                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.537          1.764                --
                                                       2005      1.432          1.537           192,449
                                                       2004      1.262          1.432           193,163
                                                       2003      1.001          1.262           115,622
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.372          1.453                --
                                                       2005      1.320          1.372             8,791
                                                       2004      1.212          1.320            16,095
                                                       2003      1.000          1.212            16,215

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.060          1.114                --
                                                       2005      1.000          1.060            17,457

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.306          1.317                --
                                                       2005      1.285          1.306             1,732
                                                       2004      1.181          1.285             1,738
                                                       2003      1.008          1.181                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.073          1.061                --
                                                       2005      1.077          1.073            31,342
                                                       2004      1.063          1.077            29,955
                                                       2003      1.014          1.063             5,772
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.361          1.418                --
                                                       2005      1.361          1.361            67,802
                                                       2004      1.260          1.361            74,728
                                                       2003      0.969          1.260            73,289
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.303                --
                                                       2005      1.032          1.133                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.072          1.032                --
                                                       2005      1.048          1.072                --
                                                       2004      0.989          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.669          1.598            21,752
                                                       2006      1.467          1.669            42,420
                                                       2005      1.438          1.467            49,619
                                                       2004      1.249          1.438            50,022
                                                       2003      0.974          1.249            37,078
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.340          1.477                --
                                                       2006      1.280          1.340                --
                                                       2005      1.211          1.280                --
                                                       2004      1.190          1.211                --
                                                       2003      0.966          1.190                --
                                                       2002      1.000          0.966                --

           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.05%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.077          1.151                --
                                                       2006      1.000          1.077                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.193          1.251                --
                                                       2005      1.152          1.193                --
                                                       2004      1.112          1.152                --
                                                       2003      1.000          1.112                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.305          1.271                --
                                                       2005      1.160          1.305           116,353
                                                       2004      1.093          1.160             1,456
                                                       2003      1.000          1.093                --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.741          1.959         1,801,100
                                                       2006      1.476          1.741         1,831,802
                                                       2005      1.320          1.476         1,656,597
                                                       2004      1.188          1.320           781,699
                                                       2003      1.000          1.188           163,988

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.557          1.714         4,035,520
                                                       2006      1.442          1.557         4,490,303
                                                       2005      1.266          1.442         4,170,128
                                                       2004      1.149          1.266         2,184,750
                                                       2003      1.000          1.149           117,074

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.451          1.493         5,106,165
                                                       2006      1.286          1.451         5,333,569
                                                       2005      1.240          1.286         4,908,904
                                                       2004      1.147          1.240         2,243,737
                                                       2003      1.000          1.147           210,838

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.553          1.534                --
                                                       2005      1.341          1.553                --
                                                       2004      1.145          1.341                --
                                                       2003      1.000          1.145                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.437          2.549                --
                                                       2006      1.877          2.437                --
                                                       2005      1.497          1.877                --
                                                       2004      1.223          1.497                --
                                                       2003      1.000          1.223                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.545          2.008                --
                                                       2005      1.471          1.545            70,144
                                                       2004      1.143          1.471                --
                                                       2003      1.000          1.143                --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.336          1.402                --
                                                       2006      1.171          1.336                --
                                                       2005      1.145          1.171                --
                                                       2004      1.112          1.145                --
                                                       2003      1.000          1.112                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.320          1.150                --
                                                       2006      1.299          1.320                --
                                                       2005      1.253          1.299                --
                                                       2004      1.148          1.253                --
                                                       2003      1.000          1.148                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.297          1.408                --
                                                       2005      1.201          1.297            24,687
                                                       2004      1.074          1.201            11,644
                                                       2003      1.000          1.074                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.294          1.440                --
                                                       2005      1.199          1.294           122,256
                                                       2004      1.067          1.199            29,854
                                                       2003      1.049          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.606          1.846                --
                                                       2006      1.471          1.606                --
                                                       2005      1.287          1.471                --
                                                       2004      1.141          1.287                --
                                                       2003      1.000          1.141                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.446          1.512                --
                                                       2006      1.297          1.446                --
                                                       2005      1.097          1.297                --
                                                       2004      1.105          1.097                --
                                                       2003      1.000          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.863          2.105           593,780
                                                       2006      1.692          1.863           627,194
                                                       2005      1.463          1.692           529,369
                                                       2004      1.198          1.463           320,461
                                                       2003      1.000          1.198            52,180

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.336          1.549                --
                                                       2005      1.233          1.336           527,630
                                                       2004      1.117          1.233           259,463
                                                       2003      1.000          1.117            19,158

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.418          3.050           263,334
                                                       2006      1.927          2.418           255,907
                                                       2005      1.543          1.927           204,648
                                                       2004      1.263          1.543           100,690
                                                       2003      1.000          1.263                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.753          1.983         1,261,881
                                                       2006      1.474          1.753         1,444,064
                                                       2005      1.365          1.474         1,197,361
                                                       2004      1.176          1.365           350,933
                                                       2003      1.000          1.176            58,222

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.408          1.680                --
                                                       2005      1.320          1.408           211,820
                                                       2004      1.161          1.320            34,020
                                                       2003      1.000          1.161                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.080                --
                                                       2005      1.065          1.057                --
                                                       2004      0.997          1.065                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.205          1.243                --
                                                       2005      1.142          1.205                --
                                                       2004      1.077          1.142                --
                                                       2003      1.000          1.077                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.433          1.709                --
                                                       2006      1.376          1.433                --
                                                       2005      1.250          1.376                --
                                                       2004      1.117          1.250                --
                                                       2003      1.000          1.117                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.364          1.627                --
                                                       2006      1.291          1.364                --
                                                       2005      1.182          1.291                --
                                                       2004      1.199          1.182                --
                                                       2003      1.000          1.199                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.397          1.497                --
                                                       2006      1.209          1.397                --
                                                       2005      1.169          1.209                --
                                                       2004      1.142          1.169                --
                                                       2003      1.000          1.142                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.345          1.504                --
                                                       2005      1.320          1.345           150,337
                                                       2004      1.173          1.320            71,596
                                                       2003      1.000          1.173            31,851

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.476          1.419         1,466,444

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.411          1.457           650,529

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.406          1.445            70,037
                                                       2006      1.246          1.406            71,710
                                                       2005      1.220          1.246            54,094
                                                       2004      1.130          1.220            31,513
                                                       2003      1.000          1.130                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.512          1.444         1,533,286

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.500          1.527           176,672
                                                       2006      1.295          1.500           178,913
                                                       2005      1.240          1.295           211,338
                                                       2004      1.147          1.240            59,890
                                                       2003      1.000          1.147            35,867

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.255          1.252           708,136

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.584          1.707           306,710
                                                       2006      1.433          1.584           176,924
                                                       2005      1.395          1.433           171,490
                                                       2004      1.237          1.395           153,471
                                                       2003      1.000          1.237                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.164          1.264                --
                                                       2006      1.103          1.164                --
                                                       2005      1.078          1.103                --
                                                       2004      1.000          1.078                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.011          1.004           197,082
                                                       2006      0.991          1.011           197,881
                                                       2005      0.989          0.991           175,898
                                                       2004      0.997          0.989           113,933
                                                       2003      1.000          0.997                --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.465          1.534                --
                                                       2006      1.266          1.465           333,463
                                                       2005      1.242          1.266           343,752
                                                       2004      1.170          1.242           276,133
                                                       2003      1.000          1.170            28,599

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.205          1.253                --
                                                       2006      1.180          1.205                --
                                                       2005      1.145          1.180                --
                                                       2004      1.162          1.145                --
                                                       2003      1.000          1.162                --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.434          1.482                --
                                                       2006      1.318          1.434                --
                                                       2005      1.224          1.318                --
                                                       2004      1.145          1.224                --
                                                       2003      1.000          1.145                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.336          1.393                --
                                                       2006      1.213          1.336                --
                                                       2005      1.195          1.213                --
                                                       2004      1.125          1.195                --
                                                       2003      1.000          1.125                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.463          1.518                --
                                                       2006      1.273          1.463         1,010,675
                                                       2005      1.259          1.273           867,751
                                                       2004      1.140          1.259           527,515
                                                       2003      1.000          1.140                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.638          1.803                --
                                                       2006      1.490          1.638           874,567
                                                       2005      1.405          1.490           884,793
                                                       2004      1.156          1.405           254,563
                                                       2003      1.000          1.156            56,642

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.092          1.125                --
                                                       2005      1.073          1.092                --
                                                       2004      1.009          1.073                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.525          1.585                --
                                                       2006      1.607          1.525                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.275          1.284                --
                                                       2006      1.214          1.275                --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.520          1.592                --
                                                       2006      1.440          1.520           142,552

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.578          1.586           141,628

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.345          1.305            56,892
                                                       2006      1.266          1.345            28,505

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.776          1.726           730,659
                                                       2006      1.617          1.776           743,416

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.568          2.004            12,433
                                                       2006      1.534          1.568                --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.273          1.125            56,464

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.186          1.235                --
                                                       2006      1.125          1.186                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.256          1.315                --
                                                       2006      1.202          1.256                --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.094                --
                                                       2006      1.001          1.074                --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.069          1.053         1,009,131
                                                       2006      1.015          1.069            14,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.323          1.451            95,526
                                                       2006      1.344          1.323            95,808

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.288          1.406            12,707
                                                       2006      1.302          1.288            12,716

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.533          3.183                --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.988          2.081            23,706

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.385          1.461           367,269
                                                       2006      1.257          1.385           434,857

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.015           183,159
                                                       2006      1.003          1.216           163,301

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.126          1.189         1,009,227

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.447          1.489             3,035
                                                       2006      1.350          1.447             3,302

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.168          1.288                --
                                                       2006      1.113          1.168                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.241          1.296           311,164
                                                       2006      1.201          1.241           246,615

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.026          0.974           544,121
                                                       2006      1.003          1.026           402,340

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.314          1.550            41,528
                                                       2006      1.350          1.314            41,728

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.058          1.101                --
                                                       2006      1.021          1.058                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.019          1.049                --
                                                       2006      0.999          1.019                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.336          1.261                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.298          1.322           318,389
                                                       2006      1.285          1.298           342,858

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.339          1.365           626,371
                                                       2006      1.309          1.339           668,790

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.069            15,996
                                                       2006      1.002          1.057            16,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.040          1.075                --
                                                       2006      1.001          1.040                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.074            73,045
                                                       2006      1.002          1.046            73,050

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.075         1,124,177
                                                       2006      1.002          1.051           246,752

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074         1,355,072
                                                       2006      1.002          1.056           157,572

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.305          1.332         1,405,393
                                                       2006      1.225          1.305         1,736,193

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.048          1.091           306,946
                                                       2006      0.996          1.048           336,936

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.066          1.139           228,841
                                                       2006      0.998          1.066           194,415

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.143          1.185                --
                                                       2006      1.080          1.143                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.064          1.089                --
                                                       2006      1.031          1.064                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.992          0.999                --
                                                       2005      0.984          0.992                --
                                                       2004      0.995          0.984                --
                                                       2003      1.000          0.995                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.108          1.169                --
                                                       2005      1.069          1.108                --
                                                       2004      1.034          1.069                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.101          1.122                --
                                                       2006      1.116          1.101         1,034,670
                                                       2005      1.116          1.116           761,159
                                                       2004      1.046          1.116           360,434
                                                       2003      1.000          1.046                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.075          1.145         1,913,809
                                                       2006      1.057          1.075         2,118,939
                                                       2005      1.053          1.057         2,038,278
                                                       2004      1.025          1.053         1,320,238
                                                       2003      1.000          1.025           212,809

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.357          1.467                --
                                                       2006      1.247          1.357                --
                                                       2005      1.187          1.247                --
                                                       2004      1.126          1.187                --
                                                       2003      1.000          1.126                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.849          1.998                --
                                                       2006      1.477          1.849             2,466
                                                       2005      1.344          1.477                --
                                                       2004      1.180          1.344                --
                                                       2003      1.000          1.180                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.842          1.965                --
                                                       2006      1.603          1.842           137,272
                                                       2005      1.529          1.603           114,865
                                                       2004      1.236          1.529            42,012
                                                       2003      1.000          1.236                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.264          1.344                --
                                                       2005      1.186          1.264            91,615
                                                       2004      1.137          1.186             8,207
                                                       2003      1.000          1.137                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.130          1.202                --
                                                       2005      1.149          1.130                --
                                                       2004      1.103          1.149                --
                                                       2003      1.000          1.103                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.473          1.607                --
                                                       2005      1.337          1.473                --
                                                       2004      1.172          1.337                --
                                                       2003      1.000          1.172                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.248          1.309                --
                                                       2005      1.219          1.248           594,858
                                                       2004      1.133          1.219           356,171
                                                       2003      1.000          1.133            46,186

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.185          1.214                --
                                                       2005      1.180          1.185                --
                                                       2004      1.091          1.180                --
                                                       2003      1.000          1.091                --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.281          1.325                --
                                                       2005      1.241          1.281                --
                                                       2004      1.146          1.241                --
                                                       2003      1.000          1.146                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.249          1.285                --
                                                       2005      1.172          1.249            15,297
                                                       2004      1.123          1.172                --
                                                       2003      1.000          1.123                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.141                --
                                                       2005      1.007          1.074            14,121

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.028          1.030                --
                                                       2005      1.000          1.028           205,689

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.079                --
                                                       2005      1.000          1.043           202,439

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.106                --
                                                       2005      0.999          1.062           142,792

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.035          1.053                --
                                                       2005      1.008          1.035            58,836

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.358          1.440                --
                                                       2005      1.237          1.358            63,233
                                                       2004      1.090          1.237            21,338
                                                       2003      1.000          1.090                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.278          1.350                --
                                                       2005      1.265          1.278            41,707
                                                       2004      1.132          1.265                --
                                                       2003      1.000          1.132                --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.188          1.225                --
                                                       2005      1.178          1.188         1,715,890
                                                       2004      1.079          1.178         1,111,199
                                                       2003      1.000          1.079            78,205

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.165          1.257                --
                                                       2005      1.117          1.165           303,452
                                                       2004      0.993          1.117           122,142

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.410          1.617                --
                                                       2005      1.314          1.410           708,291
                                                       2004      1.159          1.314           575,019
                                                       2003      1.000          1.159               788

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.274          1.350                --
                                                       2005      1.227          1.274             3,586
                                                       2004      1.127          1.227                --
                                                       2003      1.000          1.127                --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113                --
                                                       2005      1.000          1.059                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.191          1.201                --
                                                       2005      1.173          1.191           253,499
                                                       2004      1.079          1.173            65,381
                                                       2003      1.000          1.079                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.032          1.021                --
                                                       2005      1.037          1.032                --
                                                       2004      1.024          1.037                --
                                                       2003      1.000          1.024                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.206          1.256                --
                                                       2005      1.206          1.206           329,452
                                                       2004      1.117          1.206           126,430
                                                       2003      1.000          1.117                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.133          1.302                --
                                                       2005      1.032          1.133             1,556

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.266                --
                                                       2005      1.000          1.105                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.071          1.031                --
                                                       2005      1.048          1.071                --
                                                       2004      0.989          1.048                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.516          1.450                --
                                                       2006      1.333          1.516                --
                                                       2005      1.307          1.333                --
                                                       2004      1.136          1.307                --
                                                       2003      1.000          1.136                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.274          1.403                --
                                                       2006      1.218          1.274                --
                                                       2005      1.152          1.218                --
                                                       2004      1.133          1.152                --
                                                       2003      1.000          1.133                --






           PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.10%



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.151               --
                                                       2006      1.000          1.076               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.191          1.249               --
                                                       2005      1.152          1.191               --
                                                       2004      1.112          1.152               --
                                                       2003      1.000          1.112               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.304          1.269               --
                                                       2005      1.159          1.304               --
                                                       2004      1.093          1.159               --
                                                       2003      1.000          1.093               --

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.738          1.955           83,938
                                                       2006      1.474          1.738           86,022
                                                       2005      1.319          1.474           89,838
                                                       2004      1.187          1.319           37,649
                                                       2003      1.000          1.187            6,649

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.554          1.710          110,272
                                                       2006      1.440          1.554          160,431
                                                       2005      1.266          1.440          162,056
                                                       2004      1.149          1.266           50,046
                                                       2003      1.000          1.149            8,761

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.449          1.490          119,046
                                                       2006      1.284          1.449          170,659
                                                       2005      1.239          1.284          171,218
                                                       2004      1.147          1.239           75,789
                                                       2003      1.000          1.147            8,885

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.551          1.532               --
                                                       2005      1.340          1.551               --
                                                       2004      1.145          1.340               --
                                                       2003      1.000          1.145               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.433          2.545               --
                                                       2006      1.875          2.433               --
                                                       2005      1.496          1.875               --
                                                       2004      1.223          1.496               --
                                                       2003      1.000          1.223               --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.543          2.004               --
                                                       2005      1.470          1.543               --
                                                       2004      1.143          1.470               --
                                                       2003      1.000          1.143               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.334          1.399               --
                                                       2006      1.169          1.334               --
                                                       2005      1.144          1.169               --
                                                       2004      1.112          1.144               --
                                                       2003      1.000          1.112               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.318          1.148               --
                                                       2006      1.297          1.318               --
                                                       2005      1.252          1.297               --
                                                       2004      1.148          1.252               --
                                                       2003      1.000          1.148               --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.295          1.406               --
                                                       2005      1.201          1.295               --
                                                       2004      1.074          1.201               --
                                                       2003      1.000          1.074               --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.293          1.438               --
                                                       2005      1.199          1.293           23,446
                                                       2004      1.067          1.199           23,446
                                                       2003      1.049          1.067               --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.603          1.842               --
                                                       2006      1.469          1.603               --
                                                       2005      1.286          1.469               --
                                                       2004      1.141          1.286               --
                                                       2003      1.000          1.141               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.444          1.509               --
                                                       2006      1.295          1.444               --
                                                       2005      1.096          1.295               --
                                                       2004      1.105          1.096               --
                                                       2003      1.000          1.105               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.860          2.101           22,313
                                                       2006      1.690          1.860           22,317
                                                       2005      1.462          1.690           22,322
                                                       2004      1.198          1.462           21,134
                                                       2003      1.000          1.198               --

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
                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.334          1.547               --
                                                       2005      1.232          1.334               --
                                                       2004      1.117          1.232               --
                                                       2003      1.000          1.117               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.414          3.044            3,285
                                                       2006      1.924          2.414            3,420
                                                       2005      1.542          1.924            3,578
                                                       2004      1.263          1.542               --
                                                       2003      1.000          1.263               --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.750          1.979               --
                                                       2006      1.472          1.750           12,064
                                                       2005      1.364          1.472           12,064
                                                       2004      1.175          1.364            3,451
                                                       2003      1.000          1.175               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.406          1.678               --
                                                       2005      1.319          1.406               --
                                                       2004      1.161          1.319               --
                                                       2003      1.000          1.161               --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.057          1.078               --
                                                       2005      1.065          1.057               --
                                                       2004      0.997          1.065               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.204          1.241               --
                                                       2005      1.142          1.204               --
                                                       2004      1.077          1.142               --
                                                       2003      1.000          1.077               --

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.431          1.705               --
                                                       2006      1.374          1.431               --
                                                       2005      1.249          1.374               --
                                                       2004      1.117          1.249               --
                                                       2003      1.000          1.117               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.362          1.623               --
                                                       2006      1.290          1.362               --
                                                       2005      1.181          1.290               --
                                                       2004      1.199          1.181               --
                                                       2003      1.000          1.199               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.395          1.494               --
                                                       2006      1.208          1.395               --
                                                       2005      1.168          1.208               --
                                                       2004      1.141          1.168               --
                                                       2003      1.000          1.141               --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.344          1.502               --
                                                       2005      1.320          1.344            4,952
                                                       2004      1.173          1.320              409
                                                       2003      1.000          1.173               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.473          1.415            8,376

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.409          1.453            2,347

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.403          1.442               --
                                                       2006      1.245          1.403               --
                                                       2005      1.219          1.245               --
                                                       2004      1.130          1.219               --
                                                       2003      1.000          1.130               --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.510          1.441           46,876

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.498          1.523               --
                                                       2006      1.293          1.498               --
                                                       2005      1.240          1.293               --
                                                       2004      1.147          1.240               --
                                                       2003      1.000          1.147               --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.252          1.250            6,057

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.581          1.703               --
                                                       2006      1.432          1.581               --
                                                       2005      1.394          1.432               --
                                                       2004      1.236          1.394               --
                                                       2003      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.162          1.262               --
                                                       2006      1.102          1.162               --
                                                       2005      1.078          1.102               --
                                                       2004      1.000          1.078               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.010          1.002           17,210
                                                       2006      0.990          1.010           17,210
                                                       2005      0.988          0.990           21,619
                                                       2004      0.997          0.988           21,622
                                                       2003      1.000          0.997               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.462          1.532               --
                                                       2006      1.264          1.462            6,735
                                                       2005      1.241          1.264            6,742
                                                       2004      1.170          1.241            6,750
                                                       2003      1.000          1.170            6,753

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.203          1.251               --
                                                       2006      1.179          1.203               --
                                                       2005      1.144          1.179               --
                                                       2004      1.162          1.144               --
                                                       2003      1.000          1.162               --

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.431          1.480               --
                                                       2006      1.316          1.431               --
                                                       2005      1.223          1.316               --
                                                       2004      1.145          1.223               --
                                                       2003      1.000          1.145               --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.334          1.391               --
                                                       2006      1.212          1.334               --
                                                       2005      1.194          1.212               --
                                                       2004      1.125          1.194               --
                                                       2003      1.000          1.125               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.461          1.515               --
                                                       2006      1.272          1.461           94,216
                                                       2005      1.258          1.272           92,498
                                                       2004      1.140          1.258           29,092
                                                       2003      1.000          1.140               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.635          1.799               --
                                                       2006      1.488          1.635           24,865
                                                       2005      1.404          1.488           23,389
                                                       2004      1.156          1.404              514
                                                       2003      1.000          1.156               --

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.091          1.124               --
                                                       2005      1.073          1.091               --
                                                       2004      1.008          1.073               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.523          1.581               --
                                                       2006      1.604          1.523               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.273          1.281               --
                                                       2006      1.212          1.273               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.518          1.589               --
                                                       2006      1.438          1.518               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.576          1.582               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.344          1.303               --
                                                       2006      1.265          1.344               --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.773          1.722               --
                                                       2006      1.615          1.773               --

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.565          1.999               --
                                                       2006      1.532          1.565               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.272          1.123               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.184          1.233               --
                                                       2006      1.124          1.184               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.254          1.312               --
                                                       2006      1.201          1.254               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.074          1.093               --
                                                       2006      1.001          1.074               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.052           38,734
                                                       2006      1.015          1.068               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.321          1.448               --
                                                       2006      1.342          1.321               --

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.287          1.404               --
                                                       2006      1.301          1.287               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.529          3.176               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      1.984          2.077               --

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.384          1.458               --
                                                       2006      1.256          1.384               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.216          1.014               --
                                                       2006      1.003          1.216               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.124          1.186           24,961

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.445          1.485               --
                                                       2006      1.348          1.445               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.167          1.286               --
                                                       2006      1.113          1.167               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.239          1.293            3,641
                                                       2006      1.200          1.239            3,644

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.974           41,741
                                                       2006      1.003          1.025           41,024

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.312          1.546               --
                                                       2006      1.348          1.312               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.056          1.099               --
                                                       2006      1.020          1.056               --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.017          1.046               --
                                                       2006      0.998          1.017               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.334          1.259               --

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.296          1.319               --
                                                       2006      1.283          1.296               --

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.337          1.362           29,123
                                                       2006      1.308          1.337           29,130

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.057          1.068               --
                                                       2006      1.002          1.057               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.039          1.074               --
                                                       2006      1.001          1.039               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.046          1.073               --
                                                       2006      1.002          1.046               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.051          1.074               --
                                                       2006      1.002          1.051               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.056          1.074           17,248
                                                       2006      1.002          1.056           17,267

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.303          1.329           50,007
                                                       2006      1.223          1.303          115,433

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.090               --
                                                       2006      0.996          1.047               --

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.065          1.138               --
                                                       2006      0.998          1.065               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.142          1.184               --
                                                       2006      1.078          1.142               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.062          1.087               --
                                                       2006      1.030          1.062               --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.991          0.998               --
                                                       2005      0.984          0.991               --
                                                       2004      0.994          0.984               --
                                                       2003      1.000          0.994               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.107          1.168               --
                                                       2005      1.069          1.107               --
                                                       2004      1.034          1.069               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.099          1.120               --
                                                       2006      1.115          1.099           25,681
                                                       2005      1.115          1.115           27,032
                                                       2004      1.046          1.115              321
                                                       2003      1.000          1.046               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.073          1.143           87,003
                                                       2006      1.056          1.073           86,378
                                                       2005      1.052          1.056           85,546
                                                       2004      1.024          1.052           25,853
                                                       2003      1.000          1.024               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.355          1.463               --
                                                       2006      1.246          1.355               --
                                                       2005      1.186          1.246               --
                                                       2004      1.126          1.186               --
                                                       2003      1.000          1.126               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.845          1.995               --
                                                       2006      1.475          1.845               --
                                                       2005      1.343          1.475               --
                                                       2004      1.180          1.343               --
                                                       2003      1.000          1.180               --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.839          1.961               --
                                                       2006      1.601          1.839               --
                                                       2005      1.528          1.601               --
                                                       2004      1.236          1.528               --
                                                       2003      1.000          1.236               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.262          1.342               --
                                                       2005      1.185          1.262               --
                                                       2004      1.136          1.185               --
                                                       2003      1.000          1.136               --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.128          1.201               --
                                                       2005      1.148          1.128               --
                                                       2004      1.103          1.148               --
                                                       2003      1.000          1.103               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.471          1.604               --
                                                       2005      1.336          1.471               --
                                                       2004      1.172          1.336               --
                                                       2003      1.000          1.172               --

  Travelers Equity Income Subaccount (11/99).........  2006      1.246          1.308               --
                                                       2005      1.218          1.246           27,363
                                                       2004      1.132          1.218            6,969
                                                       2003      1.000          1.132            6,972

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.184          1.212               --
                                                       2005      1.179          1.184               --
                                                       2004      1.091          1.179               --
                                                       2003      1.000          1.091               --

  Travelers Federated Stock Subaccount (5/00)........  2006      1.279          1.323               --
                                                       2005      1.241          1.279               --
                                                       2004      1.146          1.241               --
                                                       2003      1.000          1.146               --

  Travelers Large Cap Subaccount (11/99).............  2006      1.247          1.283               --
                                                       2005      1.172          1.247               --
                                                       2004      1.123          1.172               --
                                                       2003      1.000          1.123               --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.140               --
                                                       2005      1.007          1.074               --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.030               --
                                                       2005      1.000          1.027               --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.043          1.078               --
                                                       2005      1.000          1.043               --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.062          1.105               --
                                                       2005      0.999          1.062               --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.053               --
                                                       2005      1.008          1.034               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.357          1.438               --
                                                       2005      1.236          1.357               --
                                                       2004      1.090          1.236               --
                                                       2003      1.000          1.090               --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.276          1.348               --
                                                       2005      1.264          1.276               --
                                                       2004      1.132          1.264               --
                                                       2003      1.000          1.132               --

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.187          1.223               --
                                                       2005      1.177          1.187          109,722
                                                       2004      1.078          1.177           41,109
                                                       2003      1.000          1.078               --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.164          1.256               --
                                                       2005      1.117          1.164               --
                                                       2004      0.992          1.117               --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.408          1.615               --
                                                       2005      1.313          1.408               --
                                                       2004      1.158          1.313               --
                                                       2003      1.000          1.158               --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.273          1.348               --
                                                       2005      1.226          1.273               --
                                                       2004      1.127          1.226               --
                                                       2003      1.000          1.127               --

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.059          1.113               --
                                                       2005      1.000          1.059               --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.190          1.200               --
                                                       2005      1.172          1.190            3,647
                                                       2004      1.079          1.172              307
                                                       2003      1.000          1.079               --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.031          1.020               --
                                                       2005      1.036          1.031               --
                                                       2004      1.024          1.036               --
                                                       2003      1.000          1.024               --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.204          1.254               --
                                                       2005      1.205          1.204               --
                                                       2004      1.116          1.205               --
                                                       2003      1.000          1.116               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.301               --
                                                       2005      1.032          1.132               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.105          1.265               --
                                                       2005      1.000          1.105               --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.070          1.030               --
                                                       2005      1.047          1.070               --
                                                       2004      0.989          1.047               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.513          1.447               --
                                                       2006      1.332          1.513               --
                                                       2005      1.306          1.332               --
                                                       2004      1.136          1.306               --
                                                       2003      1.000          1.136               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.271          1.400               --
                                                       2006      1.216          1.271               --
                                                       2005      1.151          1.216               --
                                                       2004      1.133          1.151               --
                                                       2003      1.000          1.133               --






         PORTFOLIO ARCHITECT XTRA -- SEPARATE ACCOUNT CHARGES 2.20% (B)



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (4/06)..  2007      1.076          1.149                --
                                                       2006      1.000          1.076             7,862

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      1.260          1.321                --
                                                       2005      1.219          1.260             5,955
                                                       2004      1.178          1.219             5,958
                                                       2003      0.963          1.178             5,962
                                                       2002      1.000          0.963                --

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (11/99)..................................  2006      1.362          1.324                --
                                                       2005      1.212          1.362             8,136
                                                       2004      1.144          1.212             8,147
                                                       2003      0.948          1.144             8,158
                                                       2002      1.000          0.948                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series
  American Funds Global Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.902          2.136           264,698
                                                       2006      1.614          1.902           243,233
                                                       2005      1.446          1.614           263,482
                                                       2004      1.303          1.446           234,185
                                                       2003      0.984          1.303            11,565
                                                       2002      1.000          0.984                --

  American Funds Growth Subaccount (Class 2)
  (11/99)............................................  2007      1.734          1.905           560,251
                                                       2006      1.608          1.734           591,139
                                                       2005      1.415          1.608           608,837
                                                       2004      1.285          1.415           542,802
                                                       2003      0.960          1.285           291,762
                                                       2002      1.000          0.960                --

  American Funds Growth-Income Subaccount (Class 2)
  (11/99)............................................  2007      1.585          1.629           976,013
                                                       2006      1.406          1.585           981,249
                                                       2005      1.358          1.406         1,000,046
                                                       2004      1.258          1.358           950,041
                                                       2003      0.971          1.258           704,556
                                                       2002      1.000          0.971                --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      1.600          1.580                --
                                                       2005      1.384          1.600             5,253
                                                       2004      1.183          1.384             5,256
                                                       2003      0.968          1.183             5,056
                                                       2002      1.000          0.968                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/00).............................................  2007      2.722          2.846                --
                                                       2006      2.100          2.722                --
                                                       2005      1.677          2.100                --
                                                       2004      1.373          1.677                --
                                                       2003      0.982          1.373                --
                                                       2002      1.000          0.982                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (6/00).............................................  2006      1.776          2.304                --
                                                       2005      1.694          1.776            47,056
                                                       2004      1.318          1.694            47,056
                                                       2003      1.005          1.318            45,031
                                                       2002      1.000          1.005                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (5/00).....................................  2007      1.376          1.442            25,626
                                                       2006      1.208          1.376            25,626
                                                       2005      1.183          1.208            25,626
                                                       2004      1.151          1.183            25,626
                                                       2003      0.971          1.151            25,626
                                                       2002      1.000          0.971                --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (5/00).....................................  2007      1.439          1.252            47,700
                                                       2006      1.418          1.439            49,794
                                                       2005      1.370          1.418            51,780
                                                       2004      1.258          1.370            52,963
                                                       2003      0.976          1.258            47,826
                                                       2002      1.000          0.976                --

FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation V.I. Subaccount
  (Class III) (11/03)................................  2006      1.293          1.403                --
                                                       2005      1.199          1.293                --
                                                       2004      1.073          1.199                --
                                                       2003      1.000          1.073                --

  FAMVS Mercury Value Opportunities V.I. Subaccount
  (Class III) (12/03)................................  2006      1.290          1.435                --
                                                       2005      1.197          1.290             1,812
                                                       2004      1.067          1.197                --
                                                       2003      1.000          1.067                --

Fidelity(R) Variable Insurance Products
  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/00).............................................  2007      1.742          1.998            43,121
                                                       2006      1.598          1.742            44,740
                                                       2005      1.400          1.598            44,572
                                                       2004      1.243          1.400            22,535
                                                       2003      0.991          1.243            22,351
                                                       2002      1.000          0.991                --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (8/01)...........................  2007      1.517          1.584                --
                                                       2006      1.363          1.517                --
                                                       2005      1.154          1.363                --
                                                       2004      1.165          1.154                --
                                                       2003      0.953          1.165                --
                                                       2002      1.000          0.953                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.065          2.330            73,601
                                                       2006      1.878          2.065            71,557
                                                       2005      1.626          1.878            71,714
                                                       2004      1.334          1.626            47,123
                                                       2003      0.986          1.334                --
                                                       2002      1.000          0.986                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/02)..........................................  2006      1.450          1.680                --
                                                       2005      1.341          1.450           288,138
                                                       2004      1.217          1.341           292,095
                                                       2003      0.994          1.217           223,043
                                                       2002      1.000          0.994                --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2007      2.745          3.458            45,795
                                                       2006      2.190          2.745            47,212
                                                       2005      1.757          2.190            44,244
                                                       2004      1.440          1.757            50,617
                                                       2003      1.000          1.440            30,640

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (11/99)..................................  2007      1.899          2.144            79,486
                                                       2006      1.598          1.899            77,535
                                                       2005      1.483          1.598            65,940
                                                       2004      1.279          1.483            61,084
                                                       2003      0.989          1.279            19,323
                                                       2002      1.000          0.989                --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/02)...................................  2006      1.526          1.818                --
                                                       2005      1.433          1.526            77,554
                                                       2004      1.262          1.433            65,648
                                                       2003      0.976          1.262            36,044
                                                       2002      1.000          0.976                --

High Yield Bond Trust
  High Yield Bond Trust (6/04).......................  2006      1.055          1.076                --
                                                       2005      1.064          1.055                --
                                                       2004      0.997          1.064                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/00).............................................  2006      1.234          1.272                --
                                                       2005      1.172          1.234            14,308
                                                       2004      1.106          1.172            14,322
                                                       2003      0.994          1.106            14,338
                                                       2002      1.000          0.994                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2007      1.558          1.855            10,968
                                                       2006      1.498          1.558            10,973
                                                       2005      1.363          1.498            10,788
                                                       2004      1.220          1.363            10,794
                                                       2003      0.988          1.220            10,590
                                                       2002      1.000          0.988                --

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2007      1.532          1.824                --
                                                       2006      1.453          1.532                --
                                                       2005      1.331          1.453                --
                                                       2004      1.353          1.331                --
                                                       2003      0.944          1.353                --
                                                       2002      1.000          0.944                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      1.444          1.545            31,119
                                                       2006      1.252          1.444            26,415
                                                       2005      1.212          1.252            26,415
                                                       2004      1.185          1.212            26,415
                                                       2003      0.980          1.185            26,415
                                                       2002      1.000          0.980                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.519          1.696                --
                                                       2005      1.493          1.519            28,004
                                                       2004      1.329          1.493            23,228
                                                       2003      1.000          1.329             4,528

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (4/07).............................................  2007      1.617          1.553           271,215

  LMPVET Appreciation Subaccount (Class I) (4/07)....  2007      1.493          1.539           214,546

  LMPVET Equity Index Subaccount (Class II) (11/99)..  2007      1.496          1.536            16,213
                                                       2006      1.329          1.496            29,531
                                                       2005      1.303          1.329            65,689
                                                       2004      1.208          1.303            31,447
                                                       2003      0.967          1.208            14,964
                                                       2002      1.000          0.967                --

  LMPVET Fundamental Value Subaccount (Class I)
  (4/00).............................................  2007      1.686          1.609           354,564

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investors Subaccount (Class I) (11/99)......  2007      1.615          1.642            28,456
                                                       2006      1.396          1.615             5,940
                                                       2005      1.340          1.396             5,943
                                                       2004      1.241          1.340             5,946
                                                       2003      0.958          1.241                --
                                                       2002      1.000          0.958                --

  LMPVET Large Cap Growth Subaccount (Class I)
  (4/07).............................................  2007      1.459          1.455           144,412

  LMPVET Small Cap Growth Subaccount (Class I)
  (11/99)............................................  2007      1.801          1.938            52,625
                                                       2006      1.632          1.801            49,057
                                                       2005      1.591          1.632            62,378
                                                       2004      1.412          1.591            75,282
                                                       2003      0.970          1.412            51,166
                                                       2002      1.000          0.970                --

  LMPVET Social Awareness Subaccount (5/04)..........  2007      1.159          1.257                --
                                                       2006      1.100          1.159                --
                                                       2005      1.077          1.100                --
                                                       2004      1.000          1.077                --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.006          0.998            33,007
                                                       2006      0.988          1.006            65,692
                                                       2005      0.987          0.988           105,280
                                                       2004      0.997          0.987            71,789
                                                       2003      1.000          0.997            30,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (11/99)........  2007      1.627          1.704                --
                                                       2006      1.408          1.627           171,439
                                                       2005      1.383          1.408           184,824
                                                       2004      1.305          1.383           185,914
                                                       2003      0.960          1.305           145,744
                                                       2002      1.000          0.960                --

  LMPVPI Large Cap Growth Subaccount (Class I)
  (9/02).............................................  2007      1.402          1.457                --
                                                       2006      1.375          1.402                --
                                                       2005      1.336          1.375                --
                                                       2004      1.358          1.336                --
                                                       2003      0.961          1.358                --
                                                       2002      1.000          0.961                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios II
  LMPVPII Aggressive Growth Subaccount (Class I)
  (8/02).............................................  2007      1.622          1.676                --
                                                       2006      1.493          1.622                --
                                                       2005      1.388          1.493                --
                                                       2004      1.301          1.388                --
                                                       2003      0.949          1.301                --
                                                       2002      1.000          0.949                --

  LMPVPII Growth and Income Subaccount (Class I)
  (9/02).............................................  2007      1.456          1.517                --
                                                       2006      1.324          1.456           112,384
                                                       2005      1.306          1.324           119,210
                                                       2004      1.231          1.306           122,909
                                                       2003      0.967          1.231           106,380
                                                       2002      1.000          0.967                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/03).............................................  2007      1.581          1.640                --
                                                       2006      1.378          1.581           112,858
                                                       2005      1.364          1.378           126,897
                                                       2004      1.238          1.364            96,031
                                                       2003      1.000          1.238            60,061

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/03).............................................  2007      1.767          1.944                --
                                                       2006      1.610          1.767            78,050
                                                       2005      1.520          1.610            96,218
                                                       2004      1.253          1.520            56,353
                                                       2003      1.000          1.253            25,857

Managed Assets Trust
  Managed Assets Trust (6/04)........................  2006      1.089          1.122                --
                                                       2005      1.072          1.089                --
                                                       2004      1.008          1.072                --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2007      1.656          1.718                --
                                                       2006      1.746          1.656                --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2007      1.398          1.406            52,600
                                                       2006      1.332          1.398            55,852

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.602          1.676                --
                                                       2006      1.519          1.602           125,866

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.662          1.668           118,235

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.342          1.300                --
                                                       2006      1.264          1.342                --

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2007      1.922          1.865            34,166
                                                       2006      1.752          1.922            48,650

  MIST Janus Forty Subaccount (Class A) (4/06).......  2007      1.613          2.059             7,981
                                                       2006      1.580          1.613             5,443

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.269          1.120            14,166

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2007      1.181          1.228            10,055
                                                       2006      1.122          1.181                --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2007      1.394          1.457            57,100
                                                       2006      1.335          1.394            49,830

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (4/06) *.................................  2007      1.073          1.092           191,645
                                                       2006      1.001          1.073           147,048

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (5/06).............................................  2007      1.068          1.051           158,828
                                                       2006      1.015          1.068             4,159

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2007      1.417          1.551            57,496
                                                       2006      1.440          1.417            60,677

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2007      1.285          1.400                --
                                                       2006      1.300          1.285                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.828          3.549               724

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07)...................................  2007      2.094          2.191             8,699

  MIST MFS(R) Value Subaccount (Class A) (4/06)......  2007      1.380          1.453            31,954
                                                       2006      1.254          1.380            10,775

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/06)..........................................  2007      1.215          1.013            63,472
                                                       2006      1.003          1.215            82,139

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)...................................  2007      1.117          1.178            76,508

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2007      1.547          1.589             5,074
                                                       2006      1.445          1.547             5,084

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.165          1.284                --
                                                       2006      1.112          1.165                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2007      1.350          1.408            33,826
                                                       2006      1.308          1.350             8,500

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (4/06)..........................................  2007      1.025          0.972           111,671
                                                       2006      1.003          1.025            36,008

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2007      1.509          1.777            40,751
                                                       2006      1.552          1.509            43,270

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2007      1.091          1.134                --
                                                       2006      1.054          1.091                --

  MSF BlackRock Money Market Subaccount (Class A)
  (4/06).............................................  2007      1.005          1.033                --
                                                       2006      0.987          1.005                --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07)..........................................  2007      1.399          1.319             6,394

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2007      1.356          1.379            97,173
                                                       2006      1.343          1.356           100,347

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2007      1.447          1.474            58,373
                                                       2006      1.417          1.447            69,711

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.056          1.067                --
                                                       2006      1.002          1.056                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2007      1.038          1.072                --
                                                       2006      1.001          1.038                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2007      1.045          1.071            43,320
                                                       2006      1.002          1.045                --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2007      1.050          1.072                --
                                                       2006      1.002          1.050                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2007      1.055          1.072            32,231
                                                       2006      1.002          1.055                --

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2007      1.354          1.379           348,319
                                                       2006      1.271          1.354           364,487

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/06) *...........................................  2007      1.047          1.088           123,985
                                                       2006      0.996          1.047           130,335

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2007      1.064          1.136            10,994
                                                       2006      0.998          1.064            11,006

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.139          1.180                --
                                                       2006      1.076          1.139                --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2007      1.060          1.083                --
                                                       2006      1.028          1.060                --

Money Market Portfolio
  Money Market Subaccount (10/97)....................  2006      0.980          0.987                --
                                                       2005      0.974          0.980                --
                                                       2004      0.985          0.974                --
                                                       2003      0.999          0.985                --
                                                       2002      1.000          0.999                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (11/04)....................................  2006      1.105          1.165                --
                                                       2005      1.068          1.105                --
                                                       2004      1.034          1.068                --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (5/03)......................................  2007      1.092          1.112                --
                                                       2006      1.109          1.092            81,833
                                                       2005      1.110          1.109           104,374
                                                       2004      1.042          1.110           168,773
                                                       2003      1.000          1.042            54,678

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.086          1.155           471,554
                                                       2006      1.069          1.086           561,674
                                                       2005      1.067          1.069           596,876
                                                       2004      1.040          1.067           576,706
                                                       2003      1.012          1.040           514,636
                                                       2002      1.000          1.012                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      1.484          1.602                --
                                                       2006      1.366          1.484             3,627
                                                       2005      1.302          1.366             4,172
                                                       2004      1.237          1.302             4,172
                                                       2003      0.958          1.237             9,165
                                                       2002      1.000          0.958                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.949          2.106                --
                                                       2006      1.560          1.949             2,316
                                                       2005      1.421          1.560                --
                                                       2004      1.250          1.421             2,038
                                                       2003      0.994          1.250             2,129
                                                       2002      1.000          0.994                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.121          2.261                --
                                                       2006      1.848          2.121            32,939
                                                       2005      1.765          1.848            31,893
                                                       2004      1.430          1.765            15,972
                                                       2003      0.977          1.430            17,788
                                                       2002      1.000          0.977                --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      1.355          1.440                --
                                                       2005      1.274          1.355            76,662
                                                       2004      1.223          1.274            74,577
                                                       2003      0.967          1.223            55,722
                                                       2002      1.000          0.967                --

  Travelers Convertible Securities Subaccount
  (6/00).............................................  2006      1.255          1.335                --
                                                       2005      1.278          1.255            52,858
                                                       2004      1.230          1.278            54,485
                                                       2003      0.995          1.230            46,580
                                                       2002      1.000          0.995                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (5/00).............................................  2006      1.602          1.746                --
                                                       2005      1.456          1.602                --
                                                       2004      1.278          1.456                --
                                                       2003      0.977          1.278                --
                                                       2002      1.000          0.977                --

  Travelers Equity Income Subaccount (11/99).........  2006      1.351          1.417                --
                                                       2005      1.322          1.351            70,507
                                                       2004      1.230          1.322            51,434
                                                       2003      0.958          1.230            35,368
                                                       2002      1.000          0.958                --

  Travelers Federated High Yield Subaccount (6/00)...  2006      1.302          1.332                --
                                                       2005      1.297          1.302            59,245
                                                       2004      1.201          1.297            61,070
                                                       2003      1.003          1.201            52,061
                                                       2002      1.000          1.003                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Federated Stock Subaccount (5/00)........  2006      1.360          1.405                --
                                                       2005      1.320          1.360                --
                                                       2004      1.220          1.320                --
                                                       2003      0.978          1.220                --
                                                       2002      1.000          0.978                --

  Travelers Large Cap Subaccount (11/99).............  2006      1.306          1.343                --
                                                       2005      1.228          1.306             8,717
                                                       2004      1.179          1.228             5,234
                                                       2003      0.966          1.179             5,013
                                                       2002      1.000          0.966                --

  Travelers Managed Allocation Series: Aggressive
  Subaccount (6/05)..................................  2006      1.074          1.139                --
                                                       2005      1.007          1.074                --

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.027          1.029                --
                                                       2005      1.000          1.027                --

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.042          1.077                --
                                                       2005      1.000          1.042                --

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.061          1.104                --
                                                       2005      0.999          1.061                --

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.034          1.052                --
                                                       2005      1.007          1.034                --

  Travelers Mercury Large Cap Core Subaccount
  (11/99)............................................  2006      1.433          1.519                --
                                                       2005      1.308          1.433           141,770
                                                       2004      1.153          1.308           143,975
                                                       2003      0.973          1.153           116,827
                                                       2002      1.000          0.973                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/00)..  2006      1.469          1.552                --
                                                       2005      1.457          1.469            45,898
                                                       2004      1.306          1.457                --
                                                       2003      0.974          1.306                --
                                                       2002      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Total Return Subaccount (11/99)...  2006      1.234          1.271                --
                                                       2005      1.225          1.234           381,492
                                                       2004      1.124          1.225           348,726
                                                       2003      0.986          1.124           116,554
                                                       2002      1.000          0.986                --

  Travelers MFS(R) Value Subaccount (7/04)...........  2006      1.163          1.254                --
                                                       2005      1.116          1.163             6,545
                                                       2004      0.992          1.116                --

  Travelers Mondrian International Stock Subaccount
  (5/00).............................................  2006      1.528          1.752                --
                                                       2005      1.426          1.528            48,397
                                                       2004      1.259          1.426            47,726
                                                       2003      1.001          1.259             3,059
                                                       2002      1.000          1.001                --

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.364          1.445                --
                                                       2005      1.316          1.364            28,836
                                                       2004      1.210          1.316            28,853
                                                       2003      1.000          1.210             1,879

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.058          1.112                --
                                                       2005      1.000          1.058                --

  Travelers Pioneer Strategic Income Subaccount
  (6/00).............................................  2006      1.298          1.308                --
                                                       2005      1.280          1.298             8,500
                                                       2004      1.179          1.280             3,608
                                                       2003      1.008          1.179                --
                                                       2002      1.000          1.008                --

  Travelers Quality Bond Subaccount (5/00)...........  2006      1.066          1.054                --
                                                       2005      1.072          1.066                --
                                                       2004      1.061          1.072                --
                                                       2003      1.014          1.061                --
                                                       2002      1.000          1.014                --

  Travelers Strategic Equity Subaccount (11/99)......  2006      1.353          1.409                --
                                                       2005      1.355          1.353            90,468
                                                       2004      1.257          1.355            90,472
                                                       2003      0.969          1.257             4,218
                                                       2002      1.000          0.969                --

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (6/05)..................................  2006      1.132          1.300                --
                                                       2005      1.032          1.132                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Value
  Subaccount (5/05)..................................  2006      1.104          1.264                --
                                                       2005      1.000          1.104                --

  Travelers U.S. Government Securities Subaccount
  (6/04).............................................  2006      1.068          1.028                --
                                                       2005      1.047          1.068                --
                                                       2004      0.989          1.047                --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/01).............................................  2007      1.656          1.582            59,052
                                                       2006      1.458          1.656            64,046
                                                       2005      1.432          1.458           258,418
                                                       2004      1.247          1.432           282,224
                                                       2003      0.974          1.247           263,122
                                                       2002      1.000          0.974                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (6/01).............................................  2007      1.329          1.462                --
                                                       2006      1.273          1.329                --
                                                       2005      1.206          1.273            61,960
                                                       2004      1.188          1.206            61,960
                                                       2003      0.966          1.188            61,960
                                                       2002      1.000          0.966                --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix C for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/2005, The Travelers Series Trust-MFS Emerging Growth Portfolio merged into The Travelers Series Trust-MFS Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, AIM Variable Insurance Funds-AIM VI Premier Equity Fund merged into AIM Variable Insurance Funds-AIM VI Core Equity Fund and is no longer available as a funding option.



Effective on or about 05/01/2006, Alliance Bernstein Variable Products Series Fund-AllianceBernstein Large Cap Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth and is no longer available as a funding option.


Effective on or about 05/01/2006, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Delaware VIP Trust-Delaware VIP REIT Series was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Value Opportunities V.I. Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, FAM Variable Series Fund, Inc.-Mercury Global Allocation Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Mutual Shares Securities Fund was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, Franklin Templeton VIP Trust-Templeton Growth Securities Fund was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, Janus Aspen Series-Janus Aspen Balanced Portfolio was replaced by Metropolitan Series Fund, Inc.-MSF Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Managed Assets Trust merged into Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Disciplined Mid Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc.- MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Pioneer Strategic Income Portfolio merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2006, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Growth Portfolio merged into Met Investors Series Trust-Met/AIM Small Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2006, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/2006, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio and is no longer available as a funding option.


Effective on or about 11/13/2006, Lazard Retirement Series, Inc.-Lazard Retirement Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Large Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II, Inc.-Legg Mason Partners Variable Aggressive Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios II-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Fund BD IV for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

                                   APPENDIX B

AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount (Class A)
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Large Cap Growth and Value Subaccount
LMPVET Social Awareness Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPIII Large Cap Value Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                              AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS     DREYFUS VIF
                              GLOBAL GROWTH       GROWTH       GROWTH-INCOME    APPRECIATION
                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                (CLASS 2)        (CLASS 2)       (CLASS 2)     (INITIAL SHARES)
                              --------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value    $82,019,375    $145,823,341    $134,388,000      $1,263,057
                                -----------    ------------    ------------      ----------
         Total Assets            82,019,375     145,823,341     134,388,000       1,263,057
                                -----------    ------------    ------------      ----------
LIABILITIES:
   Other payables
      Insurance charges              10,266          18,156          17,124             147
      Administrative fees             1,017           1,813           1,668              16
      Equity protection fees             --              --              --              --
   Due to MetLife Insurance
      Company of Connecticut             --              --              --              --
                                -----------    ------------    ------------      ----------
         Total Liabilities           11,283          19,969          18,792             163
                                -----------    ------------    ------------      ----------
NET ASSETS                      $82,008,092    $145,803,372    $134,369,208      $1,262,894
                                ===========    ============    ============      ==========

   The accompanying notes are an integral part of these financial statements.

                                 DREYFUS VIF        FIDELITY VIP       FIDELITY VIP   FIDELITY VIP DYNAMIC
                              DEVELOPING LEADERS     CONTRAFUND         CONTRAFUND    CAPITAL APPRECIATION
                                  SUBACCOUNT         SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                               (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS)    (SERVICE CLASS 2)
                              ------------------  -----------------  ---------------  --------------------
ASSETS:
   Investments at fair value      $3,015,805         $7,713,025       $33,037,665           $175,277
                                  ----------         ----------       -----------           --------
         Total Assets              3,015,805          7,713,025        33,037,665            175,277
                                  ----------         ----------       -----------           --------
LIABILITIES:
   Other payables
      Insurance charges                  342                899             4,036                 20
      Administrative fees                 37                 95               411                  2
      Equity protection fees              --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                 --                --                 --
                                  ----------         ----------       -----------           --------
         Total Liabilities               379                994             4,447                 22
                                  ----------         ----------       -----------           --------
NET ASSETS                        $3,015,426         $7,712,031       $33,033,218           $175,255
                                  ==========         ==========       ===========           ========

   The accompanying notes are an integral part of these financial statements.

                                                                  FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN   SMALL-MID CAP
                                 FIDELITY VIP        INCOME            GROWTH
                                   MID CAP         SECURITIES        SECURITIES
                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                              (SERVICE CLASS 2)     (CLASS 2)        (CLASS 2)
                              -----------------  ---------------  ---------------
ASSETS:
   Investments at fair value    $18,561,816         $7,805,895       $8,908,181
                                -----------         ----------       ----------
         Total Assets            18,561,816          7,805,895        8,908,181
                                -----------         ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges               2,319              1,004            1,083
      Administrative fees               231                 96              110
      Equity protection fees             --                 --               --
   Due to MetLife Insurance
      Company of Connecticut             --                 --               --
                                -----------         ----------       ----------
         Total Liabilities            2,550              1,100            1,193
                                -----------         ----------       ----------
NET ASSETS                      $18,559,266         $7,804,795       $8,906,988
                                ===========         ==========       ==========

                              FTVIPT TEMPLETON
                                 DEVELOPING                           JANUS ASPEN
                                   MARKETS       FTVIPT TEMPLETON       GLOBAL
                                 SECURITIES     FOREIGN SECURITIES   LIFE SCIENCES
                                 SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                 (CLASS 2)          (CLASS 2)       (SERVICE SHARES)
                              ----------------  ------------------  ----------------
ASSETS:
   Investments at fair value     $14,003,149       $33,018,279          $1,685,042
                                 -----------       -----------          ----------
         Total Assets             14,003,149        33,018,279           1,685,042
                                 -----------       -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                1,777             4,093                 191
      Administrative fees                172               408                  20
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut           7,329                --                  --
                                 -----------       -----------          ----------
         Total Liabilities             9,278             4,501                 211
                                 -----------       -----------          ----------
NET ASSETS                       $13,993,871       $33,013,778          $1,684,831
                                 ===========       ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              JANUS ASPEN GLOBAL  JANUS ASPEN MID CAP     JANUS ASPEN    LMPVET AGGRESSIVE
                                  TECHNOLOGY            GROWTH         WORLDWIDE GROWTH       GROWTH
                                  SUBACCOUNT          SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                               (SERVICE SHARES)    (SERVICE SHARES)    (SERVICE SHARES)      (CLASS I)
                              ------------------  -------------------  ----------------  -----------------
ASSETS:
   Investments at fair value       $920,313            $7,233,865         $2,526,449        $60,863,592
                                   --------            ----------         ----------        -----------
         Total Assets               920,313             7,233,865          2,526,449         60,863,592
                                   --------            ----------         ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 100                   859                274              7,432
      Administrative fees                11                    89                 31                759
      Equity protection fees             --                    --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                    --                 --                 --
                                   --------            ----------         ----------        -----------
         Total Liabilities              111                   948                305              8,191
                                   --------            ----------         ----------        -----------
NET ASSETS                         $920,202            $7,232,917         $2,526,144        $60,855,401
                                   ========            ==========         ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET        LMPVET                                   LMPVET EQUITY  LMPVET EQUITY
                              APPRECIATION  APPRECIATION     LMPVET    LMPVET DIVIDEND      INDEX          INDEX
                               SUBACCOUNT    SUBACCOUNT      CAPITAL      STRATEGY        SUBACCOUNT     SUBACCOUNT
                                (CLASS I)    (CLASS II)    SUBACCOUNT    SUBACCOUNT        (CLASS I)     (CLASS II)
                              ------------  ------------  -----------  ---------------  -------------  -------------
ASSETS:
   Investments at fair value   $27,700,275   $3,155,447   $28,906,566     $1,516,690     $635,596,850   $22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Assets           27,700,275    3,155,447    28,906,566      1,516,690      635,596,850    22,883,401
                               -----------   ----------   -----------     ----------     ------------   -----------
LIABILITIES:
   Other payables
      Insurance charges              3,398          398         4,070            197           67,390         2,563
      Administrative fees              344           39           358             19            7,897           284
      Equity protection fees            --           --            --             --           85,825            --
   Due to MetLife Insurance
      Company of Connecticut            --           --            --             --               --            --
                               -----------   ----------   -----------     ----------     ------------   -----------
         Total Liabilities           3,742          437         4,428            216          161,112         2,847
                               -----------   ----------   -----------     ----------     ------------   -----------
NET ASSETS                     $27,696,533   $3,155,010   $28,902,138     $1,516,474     $635,435,738   $22,880,554
                               ===========   ==========   ===========     ==========     ============   ===========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVET                              LMPVET
                                        FUNDAMENTAL VALUE  LMPVET GLOBAL  INTERNATIONAL ALL CAP  LMPVET INVESTORS
                                            SUBACCOUNT        EQUITY           OPPORTUNITY          SUBACCOUNT
                                            (CLASS I)        SUBACCOUNT        SUBACCOUNT            (CLASS I)
                                        -----------------  -------------  ---------------------  ----------------
ASSETS:
   Investments at fair value               $60,019,902       $9,190,432         $5,655,892          $27,299,884
                                           -----------       ----------         ----------          -----------
         Total Assets                       60,019,902        9,190,432          5,655,892           27,299,884
                                           -----------       ----------         ----------          -----------
LIABILITIES:
   Other payables
      Insurance charges                          7,228            1,296                637                3,182
      Administrative fees                          744              114                 70                  338
      Equity protection fees                        --               --                 --                   --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --                 --                   --
                                           -----------       ----------         ----------          -----------
         Total Liabilities                       7,972            1,410                707                3,520
                                           -----------       ----------         ----------          -----------
NET ASSETS                                 $60,011,930       $9,189,022         $5,655,185          $27,296,364
                                           ===========       ==========         ==========          ===========

   The accompanying notes are an integral part of these financial statements.

                                        LMPVET LARGE CAP  LMPVET MID CAP  LMPVET SMALL CAP        LMPVET
                                             GROWTH            CORE            GROWTH       CAPITAL AND INCOME
                                           SUBACCOUNT       SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                           (CLASS I)         (CLASS I)        (CLASS I)          (CLASS II)
                                        ----------------  --------------  ----------------  ------------------
ASSETS:
   Investments at fair value               $31,240,461      $16,085,279      $9,776,577         $26,606,148
                                           -----------      -----------      ----------         -----------
         Total Assets                       31,240,461       16,085,279       9,776,577          26,606,148
                                           -----------      -----------      ----------         -----------
LIABILITIES:
   Other payables
      Insurance charges                          3,682            1,896           1,215               3,702
      Administrative fees                          388              199             121                 329
      Equity protection fees                        --               --              --                  --
   Due to MetLife Insurance Company of
      Connecticut                                   --               --              --              22,378
                                           -----------      -----------      ----------         -----------
         Total Liabilities                       4,070            2,095           1,336              26,409
                                           -----------      -----------      ----------         -----------
NET ASSETS                                 $31,236,391      $16,083,184      $9,775,241         $26,579,739
                                           ===========      ===========      ==========         ===========

                                        LMPVIT ADJUSTABLE  LMPVIT DIVERSIFIED
                                           RATE INCOME      STRATEGIC INCOME
                                            SUBACCOUNT          SUBACCOUNT
                                        -----------------  ------------------
ASSETS:
   Investments at fair value                $3,282,463        $12,176,596
                                            ----------        -----------
         Total Assets                        3,282,463         12,176,596
                                            ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                            436              1,434
      Administrative fees                           41                150
      Equity protection fees                        --                 --
   Due to MetLife Insurance Company of
      Connecticut                                   --                 --
                                            ----------        -----------
         Total Liabilities                         477              1,584
                                            ----------        -----------
NET ASSETS                                  $3,281,986        $12,175,012
                                            ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                                                         MIST BATTERYMARCH  MIST BLACKROCK
                                 LMPVIT    LMPVIT MONEY   MID-CAP STOCK       HIGH YIELD
                              HIGH INCOME     MARKET        SUBACCOUNT        SUBACCOUNT
                               SUBACCOUNT   SUBACCOUNT       (CLASS A)        (CLASS A)
                              -----------  ------------  -----------------  --------------
ASSETS:
   Investments at fair value  $17,960,653   $34,412,173      $2,429,292       $1,795,351
                              -----------   -----------      ----------       ----------
         Total Assets          17,960,653    34,412,173       2,429,292        1,795,351
                              -----------   -----------      ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges             2,261         4,144             278              187
      Administrative fees             221           425              30               22
      Equity protection fees           --            --              --               --
   Due to MetLife Insurance
      Company of Connecticut           --            --              --               --
                              -----------   -----------      ----------       ----------
         Total Liabilities          2,482         4,569             308              209
                              -----------   -----------      ----------       ----------
NET ASSETS                    $17,958,171   $34,407,604      $2,428,984       $1,795,142
                              ===========   ===========      ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS                              MIST LEGG MASON
                              MIST BLACKROCK     MIST DREMAN      OAKMARK         MIST     MIST LAZARD  PARTNERS MANAGED
                              LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY    MID-CAP         ASSETS
                                SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                 (CLASS E)        (CLASS A)      (CLASS A)     (CLASS A)    (CLASS B)      (CLASS A)
                              --------------  ---------------  -------------  -----------  -----------  ----------------
ASSETS:
   Investments at fair value    $7,353,692       $1,280,188      $8,917,966    $8,139,152    $423,030       $267,593
                                ----------       ----------      ----------    ----------    --------       --------
         Total Assets            7,353,692        1,280,188       8,917,966     8,139,152     423,030        267,593
                                ----------       ----------      ----------    ----------    --------       --------
LIABILITIES:
   Other payables
      Insurance charges                888              157           1,107           914          58             31
      Administrative fees               91               16             110           101           5              3
      Equity protection fees            --               --              --            --          --             --
   Due to MetLife Insurance
      Company of Connecticut            --               --              --            --          --             --
                                ----------       ----------      ----------    ----------    --------       --------
         Total Liabilities             979              173           1,217         1,015          63             34
                                ----------       ----------      ----------    ----------    --------       --------
NET ASSETS                      $7,352,713       $1,280,015      $8,916,749    $8,138,137    $422,967       $267,559
                                ==========       ==========      ==========    ==========    ========       ========

   The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT   MIST LORD ABBETT  MIST LORD ABBETT       MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                 (CLASS A)         (CLASS B)          (CLASS B)            (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value     $2,944,821        $22,314,353        $10,914,867          $1,822,526
                                 ----------        -----------        -----------          ----------
         Total Assets             2,944,821         22,314,353         10,914,867           1,822,526
                                 ----------        -----------        -----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 331              2,874              1,442                 240
      Administrative fees                36                277                136                  22
      Equity protection fees             --                 --                 --                  --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                  --
                                 ----------        -----------        -----------          ----------
         Total Liabilities              367              3,151              1,578                 262
                                 ----------        -----------        -----------          ----------
NET ASSETS                       $2,944,454        $22,311,202        $10,913,289          $1,822,264
                                 ==========        ===========        ===========          ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST MET/AIM SMALL  MIST MFS EMERGING  MIST MFS RESEARCH
                                 CAP GROWTH        MARKETS EQUITY      INTERNATIONAL
                                  SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)           (CLASS A)          (CLASS B)
                              ------------------  -----------------  -----------------
ASSETS:
   Investments at fair value        $510,987          $1,507,616         $7,041,546
                                    --------          ----------         ----------
         Total Assets                510,987           1,507,616          7,041,546
                                    --------          ----------         ----------
LIABILITIES:
   Other payables
      Insurance charges                   59                 166                816
      Administrative fees                  6                  19                 87
      Equity protection fees              --                  --                 --
   Due to MetLife Insurance
      Company of Connecticut              --                  --                 --
                                    --------          ----------         ----------
         Total Liabilities                65                 185                903
                                    --------          ----------         ----------
NET ASSETS                          $510,922          $1,507,431         $7,040,643
                                    ========          ==========         ==========

                                                                         MIST PIMCO
                                                  MIST NEUBERGER    INFLATION PROTECTED
                                MIST MFS VALUE  BERMAN REAL ESTATE         BOND
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                   (CLASS A)         (CLASS A)           (CLASS A)
                                --------------  ------------------  -------------------
ASSETS:
   Investments at fair value      $7,376,305        $4,927,764          $6,546,024
                                  ----------        ----------          ----------
         Total Assets              7,376,305         4,927,764           6,546,024
                                  ----------        ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  919               588                 870
      Administrative fees                 91                60                  81
      Equity protection fees              --                --                  --
   Due to MetLife Insurance
      Company of Connecticut              --                --                  --
                                  ----------        ----------          ----------
         Total Liabilities             1,010               648                 951
                                  ----------        ----------          ----------
NET ASSETS                        $7,375,295        $4,927,116          $6,545,073
                                  ==========        ==========          ==========

   The accompanying notes are an integral part of these financial statements.

                                                   MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                              MIST PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)          (CLASS A)         (CLASS B)          (CLASS D)
                              -----------------  ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value       $864,168         $7,471,868        $14,309,421        $10,041,020
                                   --------         ----------        -----------        -----------
         Total Assets               864,168          7,471,868         14,309,421         10,041,020
                                   --------         ----------        -----------        -----------
LIABILITIES:
   Other payables
      Insurance charges                 109                911              1,736              1,171
      Administrative fees                11                 92                177                124
      Equity protection fees             --                 --                 --                 --
   Due to MetLife Insurance
      Company of Connecticut             --                 --                 --                 --
                                   --------         ----------        -----------        -----------
         Total Liabilities              120              1,003              1,913              1,295
                                   --------         ----------        -----------        -----------
NET ASSETS                         $864,048         $7,470,865        $14,307,508        $10,039,725
                                   ========         ==========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF BLACKROCK  MSF BLACKROCK  MSF BLACKROCK  MSF CAPITAL GUARDIAN       MSF      MSF FI VALUE
                               BOND INCOME    BOND INCOME   MONEY MARKET        U.S. EQUITY      FI LARGE CAP     LEADERS
                               SUBACCOUNT     SUBACCOUNT     SUBACCOUNT         SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                (CLASS A)      (CLASS E)      (CLASS A)          (CLASS A)         (CLASS A)     (CLASS D)
                              -------------  -------------  -------------  --------------------  ------------  ------------
ASSETS:
   Investments at fair value    $4,852,709    $17,301,261    $44,666,372        $5,108,474        $20,788,682   $21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Assets            4,852,709     17,301,261     44,666,372         5,108,474         20,788,682    21,293,646
                                ----------    -----------    -----------        ----------        -----------   -----------
LIABILITIES:
   Other payables
      Insurance charges                533          2,056          4,989               580              2,397         2,470
      Administrative fees               60            214            559                63                258           264
      Equity protection fees            --             --             --                --                 --            --
   Due to MetLife Insurance
      Company of Connecticut            --             --             --                --                 --            --
                                ----------    -----------    -----------        ----------        -----------   -----------
         Total Liabilities             593          2,270          5,548               643              2,655         2,734
                                ----------    -----------    -----------        ----------        -----------   -----------
NET ASSETS                      $4,852,116    $17,298,991    $44,660,824        $5,107,831        $20,786,027   $21,290,912
                                ==========    ===========    ===========        ==========        ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                                                      MSF METLIFE      MSF METLIFE
                                    MSF METLIFE      CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                              AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                    SUBACCOUNT        SUBACCOUNT        SUBACCOUNT           SUBACCOUNT
                                    (CLASS B)          (CLASS B)         (CLASS B)           (CLASS B)
                              ---------------------  ------------  -------------------  -------------------
ASSETS:
   Investments at fair value        $1,232,449        $2,065,942        $4,281,787           $7,468,405
                                    ----------        ----------        ----------           ----------
         Total Assets                1,232,449         2,065,942         4,281,787            7,468,405
                                    ----------        ----------        ----------           ----------
LIABILITIES:
   Other payables
      Insurance charges                    146               243               535                  991
      Administrative fees                   15                25                53                   93
      Equity protection fees                --                --                --                   --
   Due to MetLife Insurance
      Company of Connecticut                --                --                --                   --
                                    ----------        ----------        ----------           ----------
         Total Liabilities                 161               268               588                1,084
                                    ----------        ----------        ----------           ----------
NET ASSETS                          $1,232,288        $2,065,674        $4,281,199           $7,467,321
                                    ==========        ==========        ==========           ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF METLIFE
                              MODERATE TO
                               AGGRESSIVE  MSF MFS TOTAL  MSF MORGAN STANLEY  MSF OPPENHEIMER  MSF RUSSELL 2000  MSF T. ROWE PRICE
                               ALLOCATION      RETURN         EAFE INDEX       GLOBAL EQUITY        INDEX        LARGE CAP GROWTH
                               SUBACCOUNT    SUBACCOUNT       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                               (CLASS B)     (CLASS F)         (CLASS A)          (CLASS B)       (CLASS A)          (CLASS B)
                              -----------  -------------  ------------------  ---------------  ----------------  -----------------
ASSETS:
   Investments at fair value   $7,164,565    $74,391,177       $1,329,156         $7,243,126        $4,409,108        $20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Assets           7,164,565     74,391,177        1,329,156          7,243,126         4,409,108         20,035,807
                               ----------    -----------       ----------         ----------        ----------        -----------
LIABILITIES:
   Other payables
      Insurance charges               962          9,023              152                874               494              2,309
      Administrative fees              88            919               17                 90                55                249
      Equity protection fees           --             --               --                 --                --                 --
   Due to MetLife Insurance
      Company of Connecticut           --             --               --                 --                --                 --
                               ----------    -----------       ----------         ----------        ----------        -----------
         Total Liabilities          1,050          9,942              169                964               549              2,558
                               ----------    -----------       ----------         ----------        ----------        -----------
NET ASSETS                     $7,163,515    $74,381,235       $1,328,987         $7,242,162        $4,408,559        $20,033,249
                               ==========    ===========       ==========         ==========        ==========        ===========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET  PIMCO VIT TOTAL
                                 MANAGEMENT          RETURN       PUTNAM VT DISCOVERY  VAN KAMPEN LIT
                               U.S. GOVERNMENT     SUBACCOUNT           GROWTH            COMSTOCK
                                 SUBACCOUNT      (ADMINISTRATIVE      SUBACCOUNT         SUBACCOUNT
                                 (CLASS A)           CLASS)           (CLASS IB)         (CLASS II)
                              -----------------  ---------------  -------------------  --------------
ASSETS:
   Investments at fair value      $345,243         $49,280,404         $578,479          $3,427,172
                                  --------         -----------         --------          ----------
         Total Assets              345,243          49,280,404          578,479           3,427,172
                                  --------         -----------         --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 37               6,015               68                 405
      Administrative fees                4                 607                7                  43
      Equity protection fees            --                  --               --                  --
   Due to MetLife Insurance
      Company of Connecticut            --                  --               --                  --
                                  --------         -----------         --------          ----------
         Total Liabilities              41               6,622               75                 448
                                  --------         -----------         --------          ----------
NET ASSETS                        $345,202         $49,273,782         $578,404          $3,426,724
                                  ========         ===========         ========          ==========

   The accompanying notes are an integral part of these financial statements.

                              VAN KAMPEN LIT   VAN KAMPEN LIT
                                ENTERPRISE    STRATEGIC GROWTH
                                SUBACCOUNT       SUBACCOUNT
                               (CLASS II)        (CLASS I)
                              --------------  ----------------
ASSETS:
   Investments at fair value     $344,802       $13,850,122
                                 --------       -----------
         Total Assets             344,802        13,850,122
                                 --------       -----------
LIABILITIES:
   Other payables
      Insurance charges                41             1,598
      Administrative fees               4               171
      Equity protection fees           --                --
   Due to MetLife Insurance
      Company of Connecticut           --                --
                                 --------       -----------
         Total Liabilities             45             1,769
                                 --------       -----------
NET ASSETS                       $344,757       $13,848,353
                                 ========       ===========

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                   AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                             AIM V.I. CORE EQUITY   GLOBAL GROWTH      GROWTH       GROWTH-INCOME
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                (SERIES I) (a)        (CLASS 2)       (CLASS 2)       (CLASS 2)
                                             --------------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                   $      --          $2,122,172      $ 1,139,995     $ 2,117,557
                                                  ---------          ----------      -----------     -----------
EXPENSES:
      Mortality and expense risk charges              9,683           1,201,275        2,255,037       2,203,358
      Administrative charges                          1,068             119,100          225,176         214,858
      Equity protection fees                             --                  --               --              --
                                                  ---------          ----------      -----------     -----------
         Total expenses                              10,751           1,320,375        2,480,213       2,418,216
                                                  ---------          ----------      -----------     -----------
            Net investment income (loss)            (10,751)            801,797       (1,340,218)       (300,659)
                                                  ---------          ----------      -----------     -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --           3,230,351       10,256,910       4,677,520
      Realized gains (losses) on sale of
         investments                                341,660           2,262,280        3,472,701       3,774,075
                                                  ---------          ----------      -----------     -----------
            Net realized gains (losses)             341,660           5,492,631       13,729,611       8,451,595
                                                  ---------          ----------      -----------     -----------
      Change in unrealized gains (losses)
         on investments                            (177,894)          3,258,903        2,573,451      (3,305,585)
                                                  ---------          ----------      -----------     -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 153,015          $9,553,331      $14,962,844     $ 4,845,351
                                                  =========          ==========      ===========     ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                     DREYFUS VIF        DREYFUS VIF     DWS VIT SMALL CAP
                                             CREDIT SUISSE TRUST    APPRECIATION    DEVELOPING LEADERS        INDEX
                                              EMERGING MARKETS       SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                               SUBACCOUNT (a)     (INITIAL SHARES)   (INITIAL SHARES)     (CLASS A) (a)
                                             -------------------  ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $      --            $21,200          $  29,171          $    50,050
                                                  ---------            -------          ---------          -----------
EXPENSES:
      Mortality and expense risk charges              5,860             18,825             51,763               25,745
      Administrative charges                            646              2,008              5,666                2,854
      Equity protection fees                             --                 --                 --                   --
                                                  ---------            -------          ---------          -----------
         Total expenses                               6,506             20,833             57,429               28,599
                                                  ---------            -------          ---------          -----------
            Net investment income (loss)             (6,506)               367            (28,258)              21,451
                                                  ---------            -------          ---------          -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                        --                 --            510,013              366,791
      Realized gains (losses) on sale of
         investments                                689,389             80,794            (38,885)           1,745,162
                                                  ---------            -------          ---------          -----------
            Net realized gains (losses)             689,389             80,794            471,128            2,111,953
                                                  ---------            -------          ---------          -----------
      Change in unrealized gains (losses)
         on investments                            (621,547)            (9,453)          (887,438)          (1,840,818)
                                                  ---------            -------          ---------          -----------
      Net increase (decrease) in net assets
         resulting from operations                $  61,336            $71,708          $(444,568)         $   292,586
                                                  =========            =======          =========          ===========

                                               FIDELITY VIP      FIDELITY VIP
                                                CONTRAFUND        CONTRAFUND
                                                SUBACCOUNT        SUBACCOUNT
                                             (SERVICE CLASS 2)  (SERVICE CLASS)
                                             -----------------  ---------------
INVESTMENT INCOME:
      Dividends                                 $    55,308      $   267,911
                                                -----------      -----------
EXPENSES:
      Mortality and expense risk charges            113,018          462,582
      Administrative charges                         12,134           47,180
      Equity protection fees                             --               --
                                                -----------      -----------
         Total expenses                             125,152          509,762
                                                -----------      -----------
            Net investment income (loss)            (69,844)        (241,851)
                                                -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized Gain Distributions                 1,892,980        8,003,053
      Realized gains (losses) on sale of
         investments                                644,622          900,729
                                                -----------      -----------
            Net realized gains (losses)           2,537,602        8,903,782
                                                -----------      -----------
      Change in unrealized gains (losses)
         on investments                          (1,316,670)      (4,120,638)
                                                -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations              $ 1,151,088      $ 4,541,293
                                                ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                                             FTVIPT FRANKLIN
                                             FIDELITY VIP DYNAMIC                         FTVIPT FRANKLIN     SMALL-MID CAP
                                             CAPITAL APPRECIATION  FIDELITY VIP MID CAP  INCOME SECURITIES  GROWTH SECURITIES
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                              (SERVICE CLASS 2)     (SERVICE CLASS 2)        (CLASS 2)          (CLASS 2)
                                             --------------------  --------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                    $    211              $   94,956          $ 227,439          $      --
                                                   --------              ----------          ---------          ---------
EXPENSES:
      Mortality and expense risk
         charges                                      3,523                 291,980            106,781            134,795
      Administrative charges                            389                  29,246             10,271             13,879
      Equity protection fees                             --                      --                 --                 --
                                                   --------              ----------          ---------          ---------
         Total expenses                               3,912                 321,226            117,052            148,674
                                                   --------              ----------          ---------          ---------
            Net investment income (loss)             (3,701)               (226,270)           110,387           (148,674)
                                                   --------              ----------          ---------          ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    21,397               1,804,010             42,179            656,613
      Realized gains (losses) on sale of
         investments                                 60,444                 934,364             48,333            171,679
                                                   --------              ----------          ---------          ---------
            Net realized gains (losses)              81,841               2,738,374             90,512            828,292
                                                   --------              ----------          ---------          ---------
      Change in unrealized gains (losses)
         on investments                             (52,862)                (50,615)          (130,043)           175,254
                                                   --------              ----------          ---------          ---------
      Net increase (decrease) in net assets
         resulting from operations                 $ 25,278              $2,461,489          $  70,856          $ 854,872
                                                   ========              ==========          =========          =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              FTVIPT TEMPLETON
                                             DEVELOPING MARKETS   FTVIPT TEMPLETON   JANUS ASPEN GLOBAL
                                                 SECURITIES      FOREIGN SECURITIES     LIFE SCIENCES
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS 2)           (CLASS 2)        (SERVICE SHARES)
                                             ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $  273,399          $  634,296           $     --
                                                 ----------          ----------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    190,839             482,216             21,981
      Administrative charges                         18,574              48,132              2,395
      Equity protection fees                             --                  --                 --
                                                 ----------          ----------           --------
         Total expenses                             209,413             530,348             24,376
                                                 ----------          ----------           --------
            Net investment income (loss)             63,986             103,948            (24,376)
                                                 ----------          ----------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   939,435           1,446,751                 --
      Realized gains (losses) on sale of
         investments                              1,757,177           1,413,431             47,205
                                                 ----------          ----------           --------
            Net realized gains (losses)           2,696,612           2,860,182             47,205
                                                 ----------          ----------           --------
      Change in unrealized gains (losses)
         on investments                              22,846           1,091,800            264,707
                                                 ----------          ----------           --------
      Net increase (decrease) in net assets
         resulting from operations               $2,783,444          $4,055,930           $287,536
                                                 ==========          ==========           ========

                                                JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                             GLOBAL TECHNOLOGY   MID CAP GROWTH   WORLDWIDE GROWTH
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                             (SERVICE SHARES)   (SERVICE SHARES)  (SERVICE SHARES)
                                             -----------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  2,923          $     4,667        $ 15,219
                                                 --------          -----------        --------
EXPENSES:
      Mortality and expense risk
         charges                                   12,223               98,308          36,415
      Administrative charges                        1,392               10,237           4,138
      Equity protection fees                           --                   --              --
                                                 --------          -----------        --------
         Total expenses                            13,615              108,545          40,553
                                                 --------          -----------        --------
            Net investment income (loss)          (10,692)            (103,878)        (25,334)
                                                 --------          -----------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --               36,688              --
      Realized gains (losses) on sale of
         investments                              (66,650)             314,852         191,430
                                                 --------          -----------        --------
            Net realized gains (losses)           (66,650)             351,540         191,430
                                                 --------          -----------        --------
      Change in unrealized gains (losses)
         on investments                           246,018              984,829          38,601
                                                 --------          -----------        --------
      Net increase (decrease) in net assets
         resulting from operations               $168,676          $ 1,232,491        $204,697
                                                 ========          ===========        ========

   The accompanying notes are an integral part of these financial statements.

                                            LMPIS PREMIER     LMPVET AGGRESSIVE     LMPVET         LMPVET
                                          SELECTIONS ALL CAP        GROWTH       APPRECIATION   APPRECIATION
                                                GROWTH            SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                            SUBACCOUNT (a)        (CLASS I)        (CLASS I)   (CLASS II) (b)
                                          ------------------  -----------------  ------------  --------------
INVESTMENT INCOME:
      Dividends                                $   1,112         $        --      $   295,089    $  25,033
                                               ---------         -----------      -----------    ---------
EXPENSES:
      Mortality and expense risk
         charges                                   6,990             991,284          419,251        6,901
      Administrative charges                         708             101,031           42,438          678
      Equity protection fees                          --                  --               --           --
                                               ---------         -----------      -----------    ---------
         Total expenses                            7,698           1,092,315          461,689        7,579
                                               ---------         -----------      -----------    ---------
            Net investment income (loss)          (6,586)         (1,092,315)        (166,600)      17,454
                                               ---------         -----------      -----------    ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                124,338             351,504        2,284,502      232,081
      Realized gains (losses) on sale of
         investments                             229,739           3,532,002          810,888          830
                                               ---------         -----------      -----------    ---------
            Net realized gains (losses)          354,077           3,883,506        3,095,390      232,911
                                               ---------         -----------      -----------    ---------
      Change in unrealized gains (losses)
         on investments                         (257,463)         (2,720,944)      (1,097,634)    (208,569)
                                               ---------         -----------      -----------    ---------
      Net increase (decrease) in net assets
         resulting from operations             $  90,028         $    70,247      $ 1,831,156    $  41,796
                                               =========         ===========      ===========    =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                             LMPVET EQUITY
                                                            LMPVET DIVIDEND      INDEX
                                            LMPVET CAPITAL      STRATEGY      SUBACCOUNT
                                              SUBACCOUNT       SUBACCOUNT      (CLASS I)
                                            --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                               $   117,055     $     31,241    $ 12,015,481
                                              -----------     ------------    ------------
EXPENSES:
      Mortality and expense risk
         charges                                  540,692           24,213       9,727,342
      Administrative charges                       47,751            2,293       1,136,694
      Equity protection fees                           --               --      12,304,753
                                              -----------     ------------    ------------
         Total expenses                           588,443           26,506      23,168,789
                                              -----------     ------------    ------------
            Net investment income (loss)         (471,388)           4,735     (11,153,308)
                                              -----------     ------------    ------------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               1,616,002               --      30,191,446
      Realized gains (losses) on sale of
         investments                            1,147,544           20,803      49,176,536
                                              -----------     ------------    ------------
            Net realized gains (losses)         2,763,546           20,803      79,367,982
                                              -----------     ------------    ------------
      Change in unrealized gains (losses)
         on investments                        (2,206,615)          40,654     (48,085,969)
                                              -----------     ------------    ------------
      Net increase (decrease) in net assets
        resulting from operations             $    85,543     $     66,192    $ 20,128,705
                                              ===========     ============    ============

                                            LMPVET EQUITY        LMPVET
                                                INDEX      FUNDAMENTAL VALUE  LMPVET GLOBAL
                                              SUBACCOUNT       SUBACCOUNT        EQUITY
                                              (CLASS II)        (CLASS I)       SUBACCOUNT
                                            -------------  -----------------  -------------
INVESTMENT INCOME:
      Dividends                               $  370,677      $   752,219       $  52,118
                                              ----------      -----------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                 329,901          860,038         158,355
      Administrative charges                      36,528           88,366          13,971
      Equity protection fees                          --               --              --
                                              ----------      -----------       ---------
         Total expenses                          366,429          948,404         172,326
                                              ----------      -----------       ---------
            Net investment income (loss)           4,248         (196,185)       (120,208)
                                              ----------      -----------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              1,072,796        2,946,898         445,949
      Realized gains (losses) on sale of
         investments                             701,544        1,188,640         205,163
                                              ----------      -----------       ---------
            Net realized gains (losses)        1,774,340        4,135,538         651,112
                                              ----------      -----------       ---------
      Change in unrealized gains (losses)
         on investments                         (916,617)      (5,123,022)       (266,850)
                                              ----------      -----------       ---------
      Net increase (decrease) in net assets
         resulting from operations            $  861,971      $(1,183,669)      $ 264,054
                                              ==========      ===========       =========

   The accompanying notes are an integral part of these financial statements.

                                                    LMPVET                            LMPVET LARGE CAP  LMPVET MID CAP
                                             INTERNATIONAL ALL CAP  LMPVET INVESTORS       GROWTH            CORE
                                                  OPPORTUNITY          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
                                                  SUBACCOUNT           (CLASS I)          (CLASS I)       (CLASS I)
                                             ---------------------  ----------------  ----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $    53,952          $   348,450       $   13,092       $    67,117
                                                  -----------          -----------       ----------       -----------
EXPENSES:
      Mortality and expense risk
         charges                                       81,673              336,604          473,037           259,861
      Administrative charges                            9,004               35,736           49,916            27,343
      Equity protection fees                               --                   --               --                --
                                                  -----------          -----------       ----------       -----------
         Total expenses                                90,677              372,340          522,953           287,204
                                                  -----------          -----------       ----------       -----------
            Net investment income (loss)              (36,725)             (23,890)        (509,861)         (220,087)
                                                  -----------          -----------       ----------       -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,824,933              745,118               --         3,087,664
      Realized gains (losses) on sale of
         investments                                  404,924              542,245          743,874           694,514
                                                  -----------          -----------       ----------       -----------
            Net realized gains (losses)             3,229,857            1,287,363          743,874         3,782,178
                                                  -----------          -----------       ----------       -----------
      Change in unrealized gains (losses)
         on investments                            (2,905,221)          (1,368,634)       1,024,404        (2,434,750)
                                                  -----------          -----------       ----------       -----------
      Net increase (decrease) in net assets
         resulting from operations                $   287,911          $  (105,161)      $1,258,417       $ 1,127,341
                                                  ===========          ===========       ==========       ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               LMPVET MULTIPLE     LMPVET SMALL CAP
                                             DISCIPLINE LARGE CAP       GROWTH       LMPVET SOCIAL  LMPVPI ALL CAP
                                               GROWTH AND VALUE       SUBACCOUNT       AWARENESS      SUBACCOUNT
                                                SUBACCOUNT (c)         (CLASS I)      SUBACCOUNT    (CLASS I) (a)
                                             --------------------  ----------------  -------------  --------------
INVESTMENT INCOME:
      Dividends
                                                  $  18,265            $      --          $ --        $    72,919
EXPENSES:                                         ---------            ---------          ----        -----------
      Mortality and expense risk
         charges                                     48,137              140,380            19            115,488
      Administrative charges                          4,681               14,131             2             12,159
      Equity protection fees                             --                   --            --                 --
                                                  ---------            ---------          ----        -----------
         Total expenses                              52,818              154,511            21            127,647
                                                  ---------            ---------          ----        -----------
            Net investment income (loss)            (34,553)            (154,511)          (21)           (54,728)
                                                  ---------            ---------          ----        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   153,571              684,627            --          1,264,156
      Realized gains (losses) on sale of
         investments                                596,867              266,021           (76)         5,988,394
                                                  ---------            ---------          ----        -----------
            Net realized gains (losses)             750,438              950,648           (76)         7,252,550
                                                  ---------            ---------          ----        -----------
      Change in unrealized gains (losses)
         on investments                            (603,535)            (154,658)           --         (5,988,433)
                                                  ---------            ---------          ----        -----------
      Net increase (decrease) in net assets
         resulting from operations                $ 112,350            $ 641,479          $(97)       $ 1,209,389
                                                  =========            =========          ====        ===========

                                                  LMPVPII
                                             GROWTH AND INCOME    LMPVPV SMALL CAP
                                                SUBACCOUNT      GROWTH OPPORTUNITIES
                                               (CLASS I) (a)       SUBACCOUNT (a)
                                             -----------------  --------------------
INVESTMENT INCOME:
      Dividends
                                                 $     434           $     673
EXPENSES:                                        ---------           ---------
      Mortality and expense risk
         charges                                     3,673              14,657
      Administrative charges                           354               1,357
      Equity protection fees                            --                  --
                                                 ---------           ---------
         Total expenses                              4,027              16,014
                                                 ---------           ---------
            Net investment income (loss)            (3,593)            (15,341)
                                                 ---------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   31,191              96,522
      Realized gains (losses) on sale of
         investments                               203,367             457,234
                                                 ---------           ---------
            Net realized gains (losses)            234,558             553,756
                                                 ---------           ---------
      Change in unrealized gains (losses)
         on investments                           (198,799)           (354,479)
                                                 ---------           ---------
      Net increase (decrease) in net assets
         resulting from operations               $  32,166           $ 183,936
                                                 =========           =========

   The accompanying notes are an integral part of these financial statements.

                                             LMPVPI LARGE CAP  LMPVPII AGGRESSIVE        LMPVET
                                                  GROWTH             GROWTH        CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                                SUBACCOUNT         SUBACCOUNT           SUBACCOUNT        RATE INCOME
                                              (CLASS I) (a)      (CLASS I) (a)          (CLASS II)         SUBACCOUNT
                                             ----------------  ------------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $     --          $      --          $   319,979         $ 158,463
                                                 --------          ---------          -----------         ---------
EXPENSES:
      Mortality and expense risk charges            2,385              4,338              470,799            58,425
      Administrative charges                          262                448               42,129             5,437
      Equity protection fees                           --                 --                   --                --
                                                 --------          ---------          -----------         ---------
         Total expenses                             2,647              4,786              512,928            63,862
                                                 --------          ---------          -----------         ---------
            Net investment income (loss)           (2,647)            (4,786)            (192,949)           94,601
                                                 --------          ---------          -----------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --              2,394            4,264,293                --
      Realized gains (losses) on sale of
         investments                              116,109            295,344              599,812            (2,747)
                                                 --------          ---------          -----------         ---------
            Net realized gains (losses)           116,109            297,738            4,864,105            (2,747)
                                                 --------          ---------          -----------         ---------
      Change in unrealized gains (losses)
         on investments                           (92,006)          (260,204)          (3,672,849)         (103,054)
                                                 --------          ---------          -----------         ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 21,456          $  32,748          $   998,307         $ (11,200)
                                                 ========          =========          ===========         =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             LMPVIT DIVERSIFIED     LMPVIT       LMPVIT
                                              STRATEGIC INCOME   HIGH INCOME  MONEY MARKET
                                                 SUBACCOUNT       SUBACCOUNT   SUBACCOUNT
                                             ------------------  -----------  ------------
INVESTMENT INCOME:
      Dividends                                  $ 653,371       $ 1,635,139   $1,553,553
                                                 ---------       -----------   ----------
EXPENSES:
      Mortality and expense risk charges           192,800           298,566      472,822
      Administrative charges                        20,153            29,405       48,702
      Equity protection fees                            --                --           --
                                                 ---------       -----------   ----------
         Total expenses                            212,953           327,971      521,524
                                                 ---------       -----------   ----------
            Net investment income (loss)           440,418         1,307,168    1,032,029
                                                 ---------       -----------   ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                --           --
      Realized gains (losses) on sale of
         investments                              (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
            Net realized gains (losses)           (118,406)          (82,675)          --
                                                 ---------       -----------   ----------
      Change in unrealized gains (losses)
         on investments                           (256,820)       (1,459,941)          --
                                                 ---------       -----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               $  65,192       $  (235,448)  $1,032,029
                                                 =========       ===========   ==========

                                                                    LORD ABBETT      LORD ABBETT
                                             LMPVPIII LARGE CAP  GROWTH AND INCOME   MID-CAP VALUE
                                                   VALUE             SUBACCOUNT       SUBACCOUNT
                                               SUBACCOUNT (a)      (CLASS VC) (a)   (CLASS VC) (a)
                                             ------------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                  $    65,321        $        --      $        --
                                                 -----------        -----------      -----------
EXPENSES:
      Mortality and expense risk charges              78,632             47,224           61,489
      Administrative charges                           8,377              4,354            5,742
      Equity protection fees                              --                 --               --
                                                 -----------        -----------      -----------
         Total expenses                               87,009             51,578           67,231
                                                 -----------        -----------      -----------
            Net investment income (loss)             (21,688)           (51,578)         (67,231)
                                                 -----------        -----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                 --               --
      Realized gains (losses) on sale of
         investments                               3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
            Net realized gains (losses)            3,170,622          1,486,632        2,602,143
                                                 -----------        -----------      -----------
      Change in unrealized gains (losses)
         on investments                           (2,273,194)        (1,091,220)      (1,372,756)
                                                 -----------        -----------      -----------
      Net increase (decrease) in net assets
         resulting from operations               $   875,740        $   343,834      $ 1,162,156
                                                 ===========        ===========      ===========

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE  LARGE-CAP CORE
                                                 SUBACCOUNT       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)        (CLASS A)     (CLASS E) (b)   (CLASS A) (a)
                                             -----------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $   7,609        $ 216,737        $     --       $  53,996
                                                 ---------        ---------        --------       ---------
EXPENSES:
      Mortality and expense risk
         charges                                    35,480           27,578          75,547          36,072
      Administrative charges                         3,843            3,189           7,789           3,742
      Equity protection fees                            --               --              --              --
                                                 ---------        ---------        --------       ---------
         Total expenses                             39,323           30,767          83,336          39,814
                                                 ---------        ---------        --------       ---------
            Net investment income (loss)           (31,714)         185,970         (83,336)         14,182
                                                 ---------        ---------        --------       ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  303,405               --              --         470,417
      Realized gains (losses) on sale of
         investments                               (10,362)           2,779           4,466         407,143
                                                 ---------        ---------        --------       ---------
            Net realized gains (losses)            293,043            2,779           4,466         877,560
                                                 ---------        ---------        --------       ---------
      Change in unrealized gains (losses)
         on investments                           (159,272)        (164,337)         67,324        (526,091)
                                                 ---------        ---------        --------       ---------
      Net increase (decrease) in net assets
         resulting from operations               $ 102,057        $  24,412        $(11,546)      $ 365,651
                                                 =========        =========        ========       =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                               MIST HARRIS
                                               MIST DREMAN       OAKMARK                        MIST LAZARD
                                             SMALL-CAP VALUE  INTERNATIONAL  MIST JANUS FORTY     MID-CAP
                                               SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                                                (CLASS A)       (CLASS A)        (CLASS A)     (CLASS B) (b)
                                             ---------------  -------------  ----------------  -------------
INVESTMENT INCOME:
      Dividends                                 $     --       $    90,686      $   11,805       $     --
                                                --------       -----------      ----------       --------
EXPENSES:
      Mortality and expense risk
         charges                                  18,172           145,692          95,040          4,701
      Administrative charges                       1,828            14,600          10,481            422
      Equity protection fees                          --                --              --             --
                                                --------       -----------      ----------       --------
         Total expenses                           20,000           160,292         105,521          5,123
                                                --------       -----------      ----------       --------
            Net investment income (loss)         (20,000)          (69,606)        (93,716)        (5,123)
                                                --------       -----------      ----------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  5,716           778,123       1,135,109             --
      Realized gains (losses) on sale of
         investments                              22,336           100,563          33,759           (297)
                                                --------       -----------      ----------       --------
            Net realized gains (losses)           28,052           878,686       1,168,868           (297)
                                                --------       -----------      ----------       --------
      Change in unrealized gains (losses)
         on investments                          (54,451)       (1,068,645)        710,407        (52,006)
                                                --------       -----------      ----------       --------
      Net increase (decrease) in net assets
         resulting from operations              $(46,399)      $  (259,565)     $1,785,559       $(57,426)
                                                ========       ===========      ==========       ========

                                             MIST LEGG MASON
                                             PARTNERS MANAGED  MIST LORD ABBETT
                                                  ASSETS        BOND DEBENTURE
                                                SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)         (CLASS A)
                                             ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  6,712          $162,534
                                                 --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                    3,657            40,539
      Administrative charges                          408             4,488
      Equity protection fees                           --                --
                                                 --------          --------
         Total expenses                             4,065            45,027
                                                 --------          --------
            Net investment income (loss)            2,647           117,507
                                                 --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  23,596             3,748
      Realized gains (losses) on sale of
         investments                                 (238)           49,550
                                                 --------          --------
            Net realized gains (losses)            23,358            53,298
                                                 --------          --------
      Change in unrealized gains (losses)
         on investments                           (13,192)          (13,053)
                                                 --------          --------
      Net increase (decrease) in net assets
         resulting from operations               $ 12,813          $157,752
                                                 ========          ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST LORD ABBETT   MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                                             GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                 (CLASS B)          (CLASS B)          (CLASS A)            (CLASS A)
                                             -----------------  ----------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $  149,152         $     6,185           $  1,590            $    --
                                                ----------         -----------           --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                   343,818             136,613             28,113              4,460
      Administrative charges                        33,473              12,908              2,639                475
      Equity protection fees                            --                  --                 --                 --
                                                ----------         -----------           --------            -------
         Total expenses                            377,291             149,521             30,752              4,935
                                                ----------         -----------           --------            -------
            Net investment income (loss)          (228,139)           (143,336)           (29,162)            (4,935)
                                                ----------         -----------           --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  766,406             130,399              4,364              2,509
      Realized gains (losses) on sale of
         investments                               246,810             (53,202)            (5,569)             5,699
                                                ----------         -----------           --------            -------
            Net realized gains (losses)          1,013,216              77,197             (1,205)             8,208
                                                ----------         -----------           --------            -------
      Change in unrealized gains (losses)
         on investments                           (600,676)         (1,129,642)           193,513              5,521
                                                ----------         -----------           --------            -------
      Net increase (decrease) in net assets
         resulting from operations              $  184,401         $(1,195,781)          $163,146            $ 8,794
                                                ==========         ===========           ========            =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST MFS EMERGING  MIST MFS RESEARCH
                                              MARKETS EQUITY      INTERNATIONAL    MIST MFS VALUE
                                                SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                               (CLASS A) (b)      (CLASS B) (b)       (CLASS A)
                                             -----------------  -----------------  --------------
INVESTMENT INCOME:
      Dividends                                   $     --           $     --         $      46
                                                  --------           --------         ---------
EXPENSES:
      Mortality and expense risk
         charges                                    12,759             64,057           109,926
      Administrative charges                         1,422              6,868            10,844
      Equity protection fees                            --                 --                --
                                                  --------           --------         ---------
         Total expenses                             14,181             70,925           120,770
                                                  --------           --------         ---------
            Net investment income (loss)           (14,181)           (70,925)         (120,724)
                                                  --------           --------         ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --                 --           137,554
      Realized gains (losses) on sale of
         investments                                23,368             18,437            81,966
                                                  --------           --------         ---------
            Net realized gains (losses)             23,368             18,437           219,520
                                                  --------           --------         ---------
      Change in unrealized gains (losses)
         on investments                            293,316            347,605           281,662
                                                  --------           --------         ---------
      Net increase (decrease) in net assets
         resulting from operations                $302,503           $295,117         $ 380,458
                                                  ========           ========         =========

                                                                     MIST PIMCO
                                               MIST NEUBERGER    INFLATION PROTECTED
                                             BERMAN REAL ESTATE         BOND          MIST PIONEER FUND
                                                 SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                  (CLASS A)         (CLASS A) (b)         (CLASS A)
                                             ------------------  -------------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $    95,129          $     --             $ 6,255
                                                 -----------          --------             -------
EXPENSES:
      Mortality and expense risk
         charges                                     109,189            70,047              12,452
      Administrative charges                          11,339             6,510               1,203
      Equity protection fees                              --                --                  --
                                                 -----------          --------             -------
         Total expenses                              120,528            76,557              13,655
                                                 -----------          --------             -------
            Net investment income (loss)             (25,399)          (76,557)             (7,400)
                                                 -----------          --------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    762,298                --                  --
      Realized gains (losses) on sale of
         investments                                  16,431            15,724               8,622
                                                 -----------          --------             -------
            Net realized gains (losses)              778,729            15,724               8,622
                                                 -----------          --------             -------
      Change in unrealized gains (losses)
         on investments                           (2,011,434)          444,119              14,264
                                                 -----------          --------             -------
      Net increase (decrease) in net assets
         resulting from operations               $(1,258,104)         $383,286             $15,486
                                                 ===========          ========             =======

   The accompanying notes are an integral part of these financial statements.

                                              MIST PIONEER     MIST PIONEER   MIST THIRD AVENUE    MSF BLACKROCK
                                             MID-CAP VALUE  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                             (CLASS A) (a)      (CLASS A)         (CLASS B)          (CLASS D)
                                             -------------  ----------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                $  1,493         $ 45,700         $    63,885        $       --
                                               --------         --------         -----------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                  1,480          102,447             199,082           139,244
      Administrative charges                        139           10,434              20,288            14,831
      Equity protection fees                         --               --                  --                --
                                               --------         --------         -----------        ----------
         Total expenses                           1,619          112,881             219,370           154,075
                                               --------         --------         -----------        ----------
            Net investment income (loss)           (126)         (67,181)           (155,485)         (154,075)
                                               --------         --------         -----------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                53,190               --             419,611                --
      Realized gains (losses) on sale of
         investments                             (8,026)          21,834             (79,640)          145,936
                                               --------         --------         -----------        ----------
            Net realized gains (losses)          45,164           21,834             339,971           145,936
                                               --------         --------         -----------        ----------
      Change in unrealized gains (losses)
         on investments                         (11,893)         383,363          (1,513,193)        1,678,643
                                               --------         --------         -----------        ----------
      Net increase (decrease) in net assets
         resulting from operations             $ 33,145         $338,016         $(1,328,707)       $1,670,504
                                               ========         ========         ===========        ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK BOND  MSF BLACKROCK BOND  MSF BLACKROCK
                                                   INCOME              INCOME         MONEY MARKET
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                                 (CLASS A)           (CLASS E)         (CLASS A)
                                             ------------------  ------------------  -------------
INVESTMENT INCOME:
      Dividends                                    $165,114            $558,628        $1,605,584
                                                   --------            --------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                     67,757             255,251           432,625
      Administrative charges                          7,576              26,621            48,728
      Equity protection fees                             --                  --                --
                                                   --------            --------        ----------
         Total expenses                              75,333             281,872           481,353
                                                   --------            --------        ----------
            Net investment income (loss)             89,781             276,756         1,124,231
                                                   --------            --------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --                  --                --
      Realized gains (losses) on sale of
         investments                                 54,021             191,950                --
                                                   --------            --------        ----------
            Net realized gains (losses)              54,021             191,950                --
                                                   --------            --------        ----------
      Change in unrealized gains (losses)
         on investments                              83,618             295,692                --
                                                   --------            --------        ----------
      Net increase (decrease) in net assets
         resulting from operations                 $227,420            $764,398        $1,124,231
                                                   ========            ========        ==========

                                                 MSF CAPITAL                        MSF FI VALUE
                                            GUARDIAN U.S. EQUITY  MSF FI LARGE CAP     LEADERS
                                                  SUBACCOUNT         SUBACCOUNT      SUBACCOUNT
                                                  (CLASS A)           (CLASS A)       (CLASS D)
                                             -------------------  ----------------  ------------
INVESTMENT INCOME:
      Dividends                                    $  17,522         $   37,482      $   197,334
                                                   ---------         ----------      -----------
EXPENSES:
      Mortality and expense risk
         charges                                      67,962            316,256          330,432
      Administrative charges                           7,408             34,087           35,179
      Equity protection fees                              --                 --               --
                                                   ---------         ----------      -----------
         Total expenses                               75,370            350,343          365,611
                                                   ---------         ----------      -----------
            Net investment income (loss)             (57,848)          (312,861)        (168,277)
                                                   ---------         ----------      -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    217,961          1,554,769        2,136,413
      Realized gains (losses) on sale of
         investments                                  19,828             46,157           53,635
                                                   ---------         ----------      -----------
            Net realized gains (losses)              237,789          1,600,926        2,190,048
                                                   ---------         ----------      -----------
      Change in unrealized gains (losses)
         on investments                             (342,429)          (703,438)      (1,381,207)
                                                   ---------         ----------      -----------
      Net increase (decrease) in net assets
         resulting from operations                 $(162,488)        $  584,627      $   640,564
                                                   =========         ==========      ===========

   The accompanying notes are an integral part of these financial statements.

                                                                    MSF METLIFE       MSF METLIFE
                                                  MSF METLIFE       CONSERVATIVE    CONSERVATIVE TO        MSF METLIFE
                                             AGGRESSIVE ALLOCATION   ALLOCATION   MODERATE ALLOCATION  MODERATE ALLOCATION
                                                  SUBACCOUNT         SUBACCOUNT       SUBACCOUNT            SUBACCOUNT
                                                   (CLASS B)         (CLASS B)         (CLASS B)            (CLASS B)
                                             ---------------------  ------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends                                     $    756          $     --          $     --            $     419
                                                    --------          --------          --------            ---------
EXPENSES:
      Mortality and expense risk
         charges                                      17,618            22,614            38,125               97,329
      Administrative charges                           1,854             2,339             3,746                9,103
      Equity protection fees                              --                --                --                   --
                                                    --------          --------          --------            ---------
         Total expenses                               19,472            24,953            41,871              106,432
                                                    --------          --------          --------            ---------
            Net investment income (loss)             (18,716)          (24,953)          (41,871)            (106,013)
                                                    --------          --------          --------            ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      2,173               830             3,500                7,538
      Realized gains (losses) on sale of
         investments                                   7,670             8,033            20,196               39,440
                                                    --------          --------          --------            ---------
            Net realized gains (losses)                9,843             8,863            23,696               46,978
                                                    --------          --------          --------            ---------
      Change in unrealized gains (losses)
         on investments                               22,836            85,578            70,304              122,216
                                                    --------          --------          --------            ---------
      Net increase (decrease) in net assets
         resulting from operations                  $ 13,963          $ 69,488          $ 52,129            $  63,181
                                                    ========          ========          ========            =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  MSF METLIFE
                                                  MODERATE TO          MSF MFS    MSF MORGAN STANLEY  MSF OPPENHEIMER
                                             AGGRESSIVE ALLOCATION  TOTAL RETURN      EAFE INDEX       GLOBAL EQUITY
                                                   SUBACCOUNT        SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                                   (CLASS B)          (CLASS F)        (CLASS A)         (CLASS B)
                                             ---------------------  ------------  ------------------  ---------------
INVESTMENT INCOME:
      Dividends                                     $  1,573         $ 1,609,486        $ 3,434           $ 63,124
                                                    --------         -----------        -------           --------
EXPENSES:
      Mortality and expense risk
         charges                                      90,509           1,187,904          7,584            104,515
      Administrative charges                           8,390             121,119            817             10,757
      Equity protection fees                              --                  --             --                 --
                                                    --------         -----------        -------           --------
         Total expenses                               98,899           1,309,023          8,401            115,272
                                                    --------         -----------        -------           --------
            Net investment income (loss)             (97,326)            300,463         (4,967)           (52,148)
                                                    --------         -----------        -------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      6,293           2,715,591          1,832            104,663
      Realized gains (losses) on sale of
         investments                                  29,874             868,014          2,642            112,971
                                                    --------         -----------        -------           --------
            Net realized gains (losses)               36,167           3,583,605          4,474            217,634
                                                    --------         -----------        -------           --------
      Change in unrealized gains (losses)
         on investments                               62,307          (1,780,298)        12,973            126,905
                                                    --------         -----------        -------           --------
      Net increase (decrease) in net assets
         resulting from operations                  $  1,148         $ 2,103,770        $12,480           $292,391
                                                    ========         ===========        =======           ========

                                             MSF RUSSELL 2000  MSF T. ROWE PRICE
                                                   INDEX        LARGE CAP GROWTH
                                                SUBACCOUNT         SUBACCOUNT
                                               (CLASS A) (b)       (CLASS B)
                                             ----------------  -----------------
INVESTMENT INCOME:
      Dividends                                  $      --        $   41,451
                                                 ---------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                    46,887           292,528
      Administrative charges                         5,208            31,535
      Equity protection fees                            --                --
                                                 ---------        ----------
         Total expenses                             52,095           324,063
                                                 ---------        ----------
            Net investment income (loss)           (52,095)         (282,612)
                                                 ---------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           191,209
      Realized gains (losses) on sale of
         investments                               (53,903)          488,290
                                                 ---------        ----------
            Net realized gains (losses)            (53,903)          679,499
                                                 ---------        ----------
      Change in unrealized gains (losses)
         on investments                           (317,247)        1,152,824
                                                 ---------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $(423,245)       $1,549,711
                                                 =========        ==========

   The accompanying notes are an integral part of these financial statements.

                                            MSF WESTERN ASSET  MSF WESTERN ASSET
                                               MANAGEMENT       MANAGEMENT U.S.              PIMCO                    PIMCO
                                             HIGH YIELD BOND      GOVERNMENT            VIT REAL RETURN          VIT TOTAL RETURN
                                               SUBACCOUNT         SUBACCOUNT              SUBACCOUNT                SUBACCOUNT
                                              (CLASS A) (a)        (CLASS A)      (ADMINISTRATIVE CLASS) (a)  (ADMINISTRATIVE CLASS)
                                            -----------------  -----------------  --------------------------  ----------------------
INVESTMENT INCOME:
      Dividends                                  $ 24,081           $6,364                 $ 100,708               $2,359,014
                                                 --------           ------                 ---------               ----------
EXPENSES:
      Mortality and expense risk
         charges                                      906            2,688                    34,284                  729,670
      Administrative charges                          106              309                     3,206                   73,720
      Equity protection fees                           --               --                        --                       --
                                                 --------           ------                 ---------               ----------
         Total expenses                             1,012            2,997                    37,490                  803,390
                                                 --------           ------                 ---------               ----------
            Net investment income (loss)           23,069            3,367                    63,218                1,555,624
                                                 --------           ------                 ---------               ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   2,065               --                        --                       --
      Realized gains (losses) on sale of
         investments                               (5,952)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
            Net realized gains (losses)            (3,887)           1,640                  (353,498)                 (42,115)
                                                 --------           ------                 ---------               ----------
      Change in unrealized gains (losses)
         on investments                           (10,816)             654                   413,026                1,776,066
                                                 --------           ------                 ---------               ----------
      Net increase (decrease) in net assets
         resulting from operations               $  8,366           $5,661                 $ 122,746               $3,289,575
                                                 ========           ======                 =========               ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PUTNAM VT DISCOVERY        PUTNAM VT          PUTNAM VT     VAN KAMPEN LIT
                                                    GROWTH        INTERNATIONAL EQUITY  SMALL CAP VALUE     COMSTOCK
                                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT      SUBACCOUNT
                                                  (CLASS IB)         (CLASS IB) (a)      (CLASS IB) (a)    (CLASS II)
                                             -------------------  --------------------  ---------------  --------------
INVESTMENT INCOME:
      Dividends                                    $    --            $   183,281         $    65,030      $  64,929
                                                   -------            -----------         -----------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                     6,907                 28,553              55,128         56,847
      Administrative charges                           739                  3,076               5,785          5,963
      Equity protection fees                            --                     --                  --             --
                                                   -------            -----------         -----------      ---------
         Total expenses                              7,646                 31,629              60,913         62,810
                                                   -------            -----------         -----------      ---------
            Net investment income (loss)            (7,646)               151,652               4,117          2,119
                                                   -------            -----------         -----------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   42,394                793,420           1,300,594         90,097
      Realized gains (losses) on sale of
         investments                                12,776              1,876,589           2,521,451        179,362
                                                   -------            -----------         -----------      ---------
            Net realized gains (losses)             55,170              2,670,009           3,822,045        269,459
                                                   -------            -----------         -----------      ---------
      Change in unrealized gains (losses)
         on investments                             (9,936)            (2,305,501)         (3,037,984)      (395,377)
                                                   -------            -----------         -----------      ---------
      Net increase (decrease) in net assets
         resulting from operations                 $37,588            $   516,160         $   788,178      $(123,799)
                                                   =======            ===========         ===========      =========


                                             VAN KAMPEN LIT   VAN KAMPEN LIT
                                               ENTERPRISE    STRATEGIC GROWTH
                                               SUBACCOUNT       SUBACCOUNT
                                               (CLASS II)        (CLASS I)
                                             --------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   531        $    6,456
                                                 -------        ----------
EXPENSES:
      Mortality and expense risk
         charges                                   4,852           193,820
      Administrative charges                         507            20,829
      Equity protection fees                          --                --
                                                 -------        ----------
         Total expenses                            5,359           214,649
                                                 -------        ----------
            Net investment income (loss)          (4,828)         (208,193)
                                                 -------        ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                --
      Realized gains (losses) on sale of
         investments                               9,944          (951,237)
                                                 -------        ----------
            Net realized gains (losses)            9,944          (951,237)
                                                 -------        ----------
      Change in unrealized gains (losses)
         on investments                           27,873         3,117,769
                                                 -------        ----------
      Net increase (decrease) in net assets
         resulting from operations               $32,989        $1,958,339
                                                 =======        ==========

   The accompanying notes are an integral part of these financial statements.

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                       AIM V.I. CORE EQUITY   AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                            SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                            (SERIES I)                 (CLASS 2)                    (CLASS 2)
                                     -----------------------  ----------------------------  --------------------------
                                       2007 (a)    2006 (b)        2007          2006           2007          2006
                                     -----------  ----------  ------------  --------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (10,751) $  (10,411)  $   801,797   $  (537,377)   $ (1,340,218) $ (1,206,246)
   Net realized gain (loss)              341,660      (8,022)    5,492,631     1,006,190      13,729,611     2,166,363
   Change in unrealized gains
      (losses) on investments           (177,894)    177,894     3,258,903    11,120,473       2,573,451    10,417,186
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from operations                 153,015     159,461     9,553,331    11,589,286      14,962,844    11,377,303
                                     -----------  ----------   -----------   -----------    ------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 7,732       9,203       120,683       409,673         421,257     1,499,421
   Transfers from other funding
      options                                 58   2,326,372     6,159,890     6,722,454       5,047,027     8,565,694
   Contract charges                           (8)       (651)      (10,457)      (10,894)        (23,486)      (25,403)
   Contract surrenders                   (23,335)    (54,075)   (4,048,845)   (2,774,339)     (9,833,403)   (6,000,146)
   Transfers to other funding
      options                         (2,400,590)   (167,470)   (4,168,455)   (2,782,618)     (8,327,080)   (6,545,963)
   Other receipts (payments)                  --      (9,712)     (628,154)     (401,035)     (1,443,145)   (1,118,190)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,416,143)  2,103,667    (2,575,338)    1,163,241     (14,158,830)   (3,624,587)
                                     -----------  ----------   -----------   -----------    ------------  ------------
      Net increase (decrease)
         in net assets                (2,263,128)  2,263,128     6,977,993    12,752,527         804,014     7,752,716
NET ASSETS:
   Beginning of period                 2,263,128          --    75,030,099    62,277,572     144,999,358   137,246,642
                                     -----------  ----------   -----------   -----------    ------------  ------------
   End of period                     $        --  $2,263,128   $82,008,092   $75,030,099    $145,803,372  $144,999,358
                                     ===========  ==========   ===========   ===========    ============  ============

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING
                                              SUBACCOUNT                      MARKETS
                                              (CLASS 2)                     SUBACCOUNT
                                     ----------------------------  ----------------------------
                                         2007            2006         2007 (a)         2006
                                     -------------  -------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $   (300,659) $   (161,422)   $    (6,506)   $  (12,035)
   Net investment income (loss)          8,451,595     5,040,742        689,389       124,232
   Net realized gain (loss)
   Change in unrealized gains
      (losses) on investments           (3,305,585)   11,713,035       (621,547)      223,544
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 4,845,351    16,592,355         61,336       335,741
                                      ------------  ------------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 198,509       921,532             26           504
   Transfers from other funding
      options                            4,755,283     7,354,412         10,069       244,566
   Contract charges                        (24,240)      (26,003)           (11)         (431)
   Contract surrenders                  (8,192,287)   (5,424,955)       (39,284)      (37,220)
   Transfers to other funding
      options                           (5,659,861)   (5,482,565)    (1,422,604)     (230,163)
   Other receipts (payments)            (1,636,409)   (1,738,105)            --            --
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (10,559,005)   (4,395,684)    (1,451,804)      (22,744)
                                      ------------  ------------    -----------    ----------
      Net increase (decrease)
         in net assets                  (5,713,654)   12,196,671     (1,390,468)      312,997
NET ASSETS:
   Beginning of period                 140,082,862   127,886,191      1,390,468     1,077,471
                                      ------------  ------------    -----------    ----------
   End of period                      $134,369,208  $140,082,862    $        --    $1,390,468
                                      ============  ============    ===========    ==========

                                     DREYFUS VIF APPRECIATION  DREYFUS VIF DEVELOPING LEADERS
                                            SUBACCOUNT                   SUBACCOUNT
                                         (INITIAL SHARES)             (INITIAL SHARES)
                                     ------------------------  ------------------------------
                                          2007        2006          2007            2006
                                     ------------  ----------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:                      $      367   $      603    $   (28,258)   $  (50,527)
   Net investment income (loss)           80,794       52,335        471,128       453,364
   Net realized gain (loss)
   Change in unrealized gains             (9,453)     148,018       (887,438)     (311,631)
      (losses) on investments
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  71,708      200,956       (444,568)       91,206
                                      ----------   ----------    -----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,646       14,660          6,114        12,644
   Transfers from other funding
      options                              9,464       23,825         42,744        65,912
   Contract charges                         (631)        (728)        (1,787)       (2,111)
   Contract surrenders                  (176,020)     (74,305)      (257,584)     (481,071)
   Transfers to other funding
      options                           (118,778)    (236,691)      (569,390)     (389,766)
   Other receipts (payments)             (16,109)          --         (9,320)      (20,305)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (300,428)    (273,239)      (789,223)     (814,697)
                                      ----------   ----------    -----------    ----------
      Net increase (decrease)
         in net assets                  (228,720)     (72,283)    (1,233,791)     (723,491)
NET ASSETS:
   Beginning of period                 1,491,614    1,563,897      4,249,217     4,972,708
                                      ----------   ----------    -----------    ----------
   End of period                      $1,262,894   $1,491,614    $ 3,015,426    $4,249,217
                                      ==========   ==========    ===========    ==========

   The accompanying notes are an integral part of these financial statements.

                                              DWS VIT SMALL CAP INDEX   FIDELITY VIP CONTRAFUND   FIDELITY VIP CONTRAFUND
                                                     SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                                      (CLASS A)            (SERVICE CLASS 2)         (SERVICE CLASS)
                                             -------------------------  -----------------------  ------------------------
                                               2007 (a)       2006         2007         2006          2007        2006
                                             -----------  ------------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $    21,451   $  (51,467)  $   (69,844) $  (45,301) $  (241,851) $  (140,048)
   Net realized gain (loss)                    2,111,953      781,948     2,537,602   1,099,291    8,903,782    3,094,691
   Change in unrealized gains (losses) on
      investments                             (1,840,818)     207,724    (1,316,670)   (298,571)  (4,120,638)    (295,013)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations               292,586      938,205     1,151,088     755,419    4,541,293    2,659,630
                                             -----------  -----------   -----------  ----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --           --        14,758      28,723      109,242      517,237
   Transfers from other funding options           63,376      217,857       744,995     478,236    3,405,316    3,971,073
   Contract charges                                  (42)      (1,107)       (2,666)     (2,990)      (7,120)      (7,708)
   Contract surrenders                          (354,523)  (1,697,021)     (640,769)   (459,207)  (2,350,233)  (2,034,447)
   Transfers to other funding options         (6,029,021)     (19,889)   (1,672,469)   (834,393)  (1,847,082)  (1,895,593)
   Other receipts (payments)                     (27,987)     (28,837)      (28,275)    (59,405)    (426,623)    (169,077)
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (6,348,197)  (1,528,997)   (1,584,426)   (849,036)  (1,116,500)     381,485
                                             -----------  -----------   -----------  ----------  -----------  -----------
      Net increase (decrease) in net assets   (6,055,611)    (590,792)     (433,338)    (93,617)   3,424,793    3,041,115
NET ASSETS:
   Beginning of period                         6,055,611    6,646,403     8,145,369   8,238,986   29,608,425   26,567,310
                                             -----------  -----------   -----------  ----------  -----------  -----------
   End of period                             $        --  $ 6,055,611   $ 7,712,031  $8,145,369  $33,033,218  $29,608,425
                                             ===========  ===========   ===========  ==========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             FIDELITY VIP DYNAMIC CAPITAL                            FTVIPT FRANKLIN INCOME
                                                     APPRECIATION            FIDELITY VIP MID CAP          SECURITIES
                                                      SUBACCOUNT                 SUBACCOUNT                SUBACCOUNT
                                                  (SERVICE CLASS 2)           (SERVICE CLASS 2)            (CLASS 2)
                                             ----------------------------  ------------------------  ----------------------
                                                    2007        2006           2007        2006         2007        2006
                                                 ---------    --------     -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                  $  (3,701)   $ (3,677)    $  (226,270) $  (272,607) $  110,387  $   42,659
   Net realized gain (loss)                         81,841      16,609       2,738,374    2,943,193      90,512      29,401
   Change in unrealized gains (losses) on
      investments                                  (52,862)     21,266         (50,615)    (863,507)   (130,043)    437,048
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                  25,278      34,198       2,461,489    1,807,079      70,856     509,108
                                                 ---------    --------     -----------  -----------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         2,510         889          45,210      238,618      30,886      59,868
   Transfers from other funding options             34,933         382       1,548,580    3,774,074   3,317,665   3,364,452
   Contract charges                                   (128)       (174)         (4,077)      (4,624)     (1,270)       (654)
   Contract surrenders                              (9,022)     (4,547)     (1,129,344)  (1,216,748)   (353,637)   (345,502)
   Transfers to other funding options             (168,169)    (32,322)     (2,835,220)  (2,602,443)   (304,805)   (411,416)
   Other receipts (payments)                        (9,667)         --        (358,677)    (133,424)   (125,353)         --
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             (149,543)    (35,772)     (2,733,528)      55,453   2,563,486   2,666,748
                                                 ---------    --------     -----------  -----------  ----------  ----------
      Net increase (decrease) in net assets       (124,265)     (1,574)       (272,039)   1,862,532   2,634,342   3,175,856
NET ASSETS:
   Beginning of period                             299,520     301,094      18,831,305   16,968,773   5,170,453   1,994,597
                                                 ---------    --------     -----------  -----------  ----------  ----------
   End of period                                 $ 175,255    $299,520     $18,559,266  $18,831,305  $7,804,795  $5,170,453
                                                 =========    ========     ===========  ===========  ==========  ==========

                                             FTVIPT FRANKLIN SMALL-MID CAP
                                                   GROWTH SECURITIES
                                                       SUBACCOUNT
                                                       (CLASS 2)
                                             -----------------------------
                                                   2007         2006
                                               -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (148,674) $  (156,681)
   Net realized gain (loss)                        828,292       18,809
   Change in unrealized gains (losses) on
      investments                                  175,254      782,805
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from operations                 854,872      644,933
                                               -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         1,365          630
   Transfers from other funding options            324,973      162,731
   Contract charges                                 (3,040)      (3,471)
   Contract surrenders                            (591,941)    (652,846)
   Transfers to other funding options             (811,951)  (1,033,407)
   Other receipts (payments)                       (13,711)    (105,129)
                                               -----------  -----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,094,305)  (1,631,492)
                                               -----------  -----------
      Net increase (decrease) in net assets       (239,433)    (986,559)
NET ASSETS:
   Beginning of period                           9,146,421   10,132,980
                                               -----------  -----------
   End of period                               $ 8,906,988  $ 9,146,421
                                               ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     FTVIPT TEMPLETON DEVELOPING      FTVIPT TEMPLETON
                                          MARKETS SECURITIES         FOREIGN SECURITIES     JANUS ASPEN GLOBAL LIFE SCIENCES
                                              SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
                                               (CLASS 2)                  (CLASS 2)                 (SERVICE SHARES)
                                     --------------------------  -------------------------  ---------------------------------
                                         2007           2006        2007          2006            2007             2006
                                      -----------   -----------  -----------   -----------     ----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    63,986   $   (57,715) $   103,948   $  (116,911)    $  (24,376)      $  (25,181)
   Net realized gain (loss)             2,696,612       615,069    2,860,182       604,700         47,205           57,798
   Change in unrealized gains
      (losses) on investments              22,846     1,592,210    1,091,800     4,466,599        264,707           56,082
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from operations                2,783,444     2,149,564    4,055,930     4,954,388        287,536           88,699
                                      -----------   -----------  -----------   -----------     ----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,841       265,004       79,004       480,752          1,063            3,467
   Transfers from other funding
      options                           7,111,319     5,207,757    2,366,798     5,235,525         60,383           32,939
   Contract charges                        (1,641)       (1,504)      (5,878)       (6,267)        (1,153)          (1,314)
   Contract surrenders                   (621,869)     (238,377)  (1,950,676)   (1,276,021)       (50,947)        (181,257)
   Transfers to other funding
      options                          (6,706,695)   (2,836,338)  (2,484,992)   (1,768,738)       (86,234)         (59,083)
   Other receipts (payments)             (112,021)       (4,503)    (330,744)      (61,477)            --          (70,260)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (280,066)    2,392,039   (2,326,488)    2,603,774        (76,888)        (275,508)
                                      -----------   -----------  -----------   -----------     ----------       ----------
      Net increase (decrease)
         in net assets                  2,503,378     4,541,603    1,729,442     7,558,162        210,648         (186,809)
NET ASSETS:
   Beginning of period                 11,490,493     6,948,890   31,284,336    23,726,174      1,474,183        1,660,992
                                      -----------   -----------  -----------   -----------     ----------       ----------
   End of period                      $13,993,871   $11,490,493  $33,013,778   $31,284,336     $1,684,831       $1,474,183
                                      ===========   ===========  ===========   ===========     ==========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     JANUS ASPEN GLOBAL TECHNOLOGY  JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH
                                              SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT
                                           (SERVICE SHARES)              (SERVICE SHARES)             (SERVICE SHARES)
                                     -----------------------------  --------------------------  ----------------------------
                                          2007           2006           2007          2006          2007           2006
                                     -------------   -------------  ------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $(10,692)     $  (13,874)    $ (103,878)   $ (102,020)   $  (25,334)    $    3,343
   Net realized gain (loss)              (66,650)        (84,276)       351,540       333,025       191,430         58,472
   Change in unrealized gains
      (losses) on investments            246,018         157,568        984,829       442,517        38,601        333,828
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 168,676          59,418      1,232,491       673,522       204,697        395,643
                                        --------      ----------     ----------    ----------    ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 5,529           1,369          3,955         3,349         4,816          1,155
   Transfers from other funding
      options                             30,302          22,151        457,557       648,955       326,995         27,178
   Contract charges                         (802)           (862)        (2,186)       (2,431)       (2,069)        (2,127)
   Contract surrenders                   163,985)        (90,852)      (545,513)     (462,198)     (399,326)      (281,617)
   Transfers to other funding
      options                            (55,527)        (69,643)      (265,074)     (847,251)     (339,956)       (57,503)
   Other receipts (payments)                  --          (3,337)       (56,216)     (190,848)      (10,420)       (57,540)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (184,483)       (141,174)      (407,477)     (850,424)     (419,960)      (370,454)
                                        --------      ----------     ----------    ----------    ----------     ----------
      Net increase (decrease)
         in net assets                   (15,807)        (81,756)       825,014      (176,902)     (215,263)        25,189
NET ASSETS:
   Beginning of period                   936,009       1,017,765      6,407,903     6,584,805     2,741,407      2,716,218
                                        --------      ----------     ----------    ----------    ----------     ----------
   End of period                        $920,202      $  936,009     $7,232,917    $6,407,903    $2,526,144     $2,741,407
                                        ========      ==========     ==========    ==========    ==========     ==========

                                      LMPIS PREMIER SELECTIONS
                                           ALL CAP GROWTH
                                             SUBACCOUNT
                                     -------------------------
                                       2007 (a)       2006
                                     -----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (6,586)  $  (24,388)
   Net realized gain (loss)              354,077       91,543
   Change in unrealized gains
      (losses) on investments           (257,463)      13,763
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  90,028       80,918
                                     -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --           --
   Transfers from other funding
      options                             18,005       50,103
   Contract charges                           (4)        (332)
   Contract surrenders                   (33,370)    (192,236)
   Transfers to other funding
      options                         (1,544,460)     (42,221)
   Other receipts (payments)                 (40)          --
                                     -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,559,869)    (184,686)
                                     -----------   ----------
      Net increase (decrease)
         in net assets                (1,469,841)    (103,768)
NET ASSETS:
   Beginning of period                 1,469,841    1,573,609
                                     -----------   ----------
   End of period                     $        --   $1,469,841
                                     ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION      LMPVET APPRECIATION
                                             SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                              (CLASS I)               (CLASS I)               (CLASS II)
                                     ------------------------  ------------------------  --------------------
                                         2007         2006         2007         2006         2007 (c)  2006
                                     -----------  -----------  -----------  -----------    ----------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $(1,092,315) $(1,180,966) $  (166,600) $  (142,076)   $   17,454   $--
   Net realized gain (loss)            3,883,506    2,295,344    3,095,390    1,366,018       232,911    --
   Change in unrealized gains
      (losses) on investments         (2,720,944)   3,807,430   (1,097,634)   2,089,056      (208,569)   --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from operations                  70,247    4,921,808    1,831,156    3,312,998        41,796    --
                                     -----------  -----------  -----------  -----------    ----------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                45,112      375,790           --       73,862            --    --
   Transfers from other funding
      options                          3,826,695    2,407,761      848,654      740,820     3,179,176    --
   Contract charges                      (23,079)     (27,709)      (7,085)      (8,085)           --    --
   Contract surrenders                (6,773,717)  (4,493,504)  (1,282,842)  (1,584,443)      (17,331)   --
   Transfers to other funding
      options                         (5,923,481)  (6,648,825)    (900,512)  (1,095,514)      (48,631)   --
   Other receipts (payments)          (1,057,936)    (762,910)    (747,307)    (245,819)           --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,906,406)  (9,149,397)  (2,089,092)  (2,119,179)    3,113,214    --
                                     -----------  -----------  -----------  -----------    ----------   ---
      Net increase (decrease)
         in net assets                (9,836,159)  (4,227,589)    (257,936)   1,193,819     3,155,010    --
NET ASSETS:
   Beginning of period                70,691,560   74,919,149   27,954,469   26,760,650            --    --
                                     -----------  -----------  -----------  -----------    ----------   ---
   End of period                     $60,855,401  $70,691,560  $27,696,533  $27,954,469    $3,155,010   $--
                                     ===========  ===========  ===========  ===========    ==========   ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                                              LMPVET EQUITY INDEX
                                           LMPVET CAPITAL      LMPVET DIVIDEND STRATEGY            SUBACCOUNT
                                             SUBACCOUNT              SUBACCOUNT                     (CLASS I)
                                     ------------------------  ------------------------  ----------------------------
                                         2007         2006          2007       2006           2007           2006
                                     -----------  -----------   ----------  ----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (471,388) $  (424,093)  $    4,735  $    3,974  $ (11,153,308) $ (12,811,790)
   Net realized gain (loss)            2,763,546    2,567,914       20,803      41,074     79,367,982     27,011,429
   Change in unrealized gains
      (losses) on investments         (2,206,615)   1,504,612       40,654     152,388    (48,085,969)    81,527,003
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from operations                  85,543    3,648,433       66,192     197,436     20,128,705     95,726,642
                                     -----------  -----------   ----------  ----------  -------------  -------------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 2,129      698,709        5,498          --      6,885,694      6,425,527
   Transfers from other funding
      options                            200,448      596,208      231,352     125,103      1,948,037        453,122
   Contract charges                       (7,068)      (8,399)        (334)       (408)      (199,452)      (259,040)
   Contract surrenders                (2,312,813)  (1,403,196)     (53,226)    (42,986)   (56,998,095)   (59,389,299)
   Transfers to other funding
      options                         (2,659,656)  (3,701,520)     (49,252)   (372,185)  (173,368,126)   (59,909,348)
   Other receipts (payments)            (131,768)    (976,090)          --     (32,135)    (9,911,375)   (11,545,128)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (4,908,728)  (4,794,288)     134,038    (322,611)  (231,643,317)  (124,224,166)
                                     -----------  -----------   ----------  ----------  -------------  -------------
      Net increase (decrease)
         in net assets                (4,823,185)  (1,145,855)     200,230    (125,175)  (211,514,612)   (28,497,524)
NET ASSETS:
   Beginning of period                33,725,323   34,871,178    1,316,244   1,441,419    846,950,350    875,447,874
                                     -----------  -----------   ----------  ----------  -------------  -------------
   End of period                     $28,902,138  $33,725,323   $1,516,474  $1,316,244  $ 635,435,738  $ 846,950,350
                                     ===========  ===========   ==========  ==========  =============  =============

                                        LMPVET EQUITY INDEX
                                            SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007          2006
                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     4,248  $   (48,244)
   Net realized gain (loss)            1,774,340      674,724
   Change in unrealized gains
      (losses) on investments           (916,617)   2,472,632
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 861,971    3,099,112
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                14,376       34,733
   Transfers from other funding
      options                            510,900      691,713
   Contract charges                       (5,665)      (6,257)
   Contract surrenders                (1,640,747)  (1,642,502)
   Transfers to other funding
      options                         (1,534,355)  (1,500,092)
   Other receipts (payments)            (329,892)     (93,852)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,985,383)  (2,516,257)
                                     -----------  -----------
      Net increase (decrease)
         in net assets                (2,123,412)     582,855
NET ASSETS:
   Beginning of period                25,003,966   24,421,111
                                     -----------  -----------
   End of period                     $22,880,554  $25,003,966
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                          LMPVET FUNDAMENTAL                               LMPVET INTERNATIONAL
                                           VALUE SUBACCOUNT      LMPVET GLOBAL EQUITY      ALL CAP OPPORTUNITY
                                              (CLASS I)               SUBACCOUNT                SUBACCOUNT
                                      ------------------------  -----------------------  -----------------------
                                         2007          2006        2007         2006         2007        2006
                                      -----------  -----------  ----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (196,185) $   (31,239) $ (120,208) $   (65,915) $   (36,725) $   33,383
   Net realized gain (loss)             4,135,538    2,662,699     651,112      525,027    3,229,857     407,940
   Change in unrealized gains
      (losses) on investments          (5,123,022)   3,519,703    (266,850)     712,162   (2,905,221)    782,613
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (1,183,669)   6,151,163     264,054    1,171,274      287,911   1,223,936
                                      -----------  -----------  ----------  -----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 36,292       67,080          --       85,277           --          --
   Transfers from other funding
      options                          26,221,729      753,840     320,513      649,278      178,807     150,442
   Contract charges                       (18,582)     (14,249)     (1,933)      (2,111)      (2,020)     (2,335)
   Contract surrenders                 (3,909,310)  (3,215,113)   (598,855)    (227,945)    (494,756)   (386,787)
   Transfers to other funding
      options                          (4,626,886)  (4,038,715)   (211,890)  (1,255,049)    (204,364)   (301,498)
   Other receipts (payments)           (1,061,807)    (261,561)    (52,349)          --     (173,640)    (85,369)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    16,641,436   (6,708,718)   (544,514)    (750,550)    (695,973)   (625,547)
                                      -----------  -----------  ----------  -----------  -----------  ----------
      Net increase (decrease)
         in net assets                 15,457,767     (557,555)   (280,460)     420,724     (408,062)    598,389
NET ASSETS:
   Beginning of period                 44,554,163   45,111,718   9,469,482    9,048,758    6,063,247   5,464,858
                                      -----------  -----------  ----------  -----------  -----------  ----------
   End of period                      $60,011,930  $44,554,163  $9,189,022  $ 9,469,482  $ 5,655,185  $6,063,247
                                      ===========  ===========  ==========  ===========  ===========  ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period May 1, 2006 December 31, 2006.

(c) For the period April 30, 2007 to December 31, 2007.

(d) For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                           LMPVET INVESTORS         LMPVET LARGE CAP           LMPVET MID CAP
                                              SUBACCOUNT            GROWTH SUBACCOUNT          CORE SUBACCOUNT
                                              (CLASS I)                 (CLASS I)                 (CLASS I)
                                      ------------------------  ------------------------  ------------------------
                                          2007         2006        2007          2006         2007        2006
                                      -----------  -----------  ----------   -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (23,890) $      (177) $  (509,861) $  (495,261) $  (220,087) $  (199,394)
   Net realized gain (loss)             1,287,363      864,748      743,874       60,992    3,782,178    2,861,458
   Change in unrealized gains
      (losses) on investments          (1,368,634)   1,076,051    1,024,404    1,295,539   (2,434,750)    (368,149)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (105,161)   1,940,622    1,258,417      861,270    1,127,341    2,293,915
                                      -----------  -----------  -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  4,126       10,558        7,211      103,190          410          885
   Transfers from other funding
      options                          17,829,502      187,240    1,556,566      715,240       57,330      142,826
   Contract charges                        (6,507)      (3,618)     (10,321)     (11,891)      (5,486)      (6,346)
   Contract surrenders                 (1,715,169)    (682,155)  (3,510,320)  (2,654,928)  (1,782,729)  (1,331,158)
   Transfers to other funding
      options                          (1,359,761)  (2,192,132)  (2,352,961)  (2,361,650)  (1,457,294)  (2,156,663)
   Other receipts (payments)             (291,769)    (160,599)    (490,984)    (337,770)    (384,803)    (105,252)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    14,460,422   (2,840,706)  (4,800,809)  (4,547,809)  (3,572,572)  (3,455,708)
                                      -----------  -----------  -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                 14,355,261     (900,084)  (3,542,392)  (3,686,539)  (2,445,231)  (1,161,793)
NET ASSETS:
   Beginning of period                 12,941,103   13,841,187   34,778,783   38,465,322   18,528,415   19,690,208
                                      -----------  -----------  -----------  -----------  -----------  -----------
   End of period                      $27,296,364  $12,941,103  $31,236,391  $34,778,783  $16,083,184  $18,528,415
                                      ===========  ===========  ===========  ===========  ===========  ===========


                                          LMPVET MULTIPLE
                                        DISCIPLINE LARGE CAP
                                          GROWTH AND VALUE
                                             SUBACCOUNT
                                      -----------------------
                                        2007 (d)      2006
                                      -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   (34,553) $  (37,043)
   Net realized gain (loss)               750,438     164,035
   Change in unrealized gains
      (losses) on investments            (603,535)    274,107
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  112,350     401,099
                                      -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    115      25,446
   Transfers from other funding
      options                             227,196     249,587
   Contract charges                        (1,043)     (1,256)
   Contract surrenders                 (1,197,609)   (212,985)
   Transfers to other funding
      options                          (3,222,920)   (173,578)
   Other receipts (payments)              (14,377)    (73,894)
                                      -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (4,208,638)   (186,680)
                                      -----------  ----------
      Net increase (decrease)
         in net assets                 (4,096,288)    214,419
NET ASSETS:
   Beginning of period                  4,096,288   3,881,869
                                      -----------  ----------
   End of period                      $        --  $4,096,288
                                      ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                         LMPVET SMALL CAP GROWTH                                LMPVPI ALL CAP
                                               SUBACCOUNT         LMPVET SOCIAL AWARENESS         SUBACCOUNT
                                               (CLASS I)                 SUBACCOUNT                (CLASS I)
                                         -----------------------  -----------------------  -------------------------
                                            2007         2006         2007        2006       2007 (a)       2006
                                         ----------  -----------  -----------   ---------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $ (154,511)  $ (127,068)   $   (21)       $--     $    (54,728) $   (71,967)
   Net realized gain (loss)                 950,648      629,034        (76)        --        7,252,550    1,811,677
   Change in unrealized gains
      (losses) on investments              (154,658)     292,926         --         --       (5,988,433)   2,133,637
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                    641,479      794,892        (97)        --        1,209,389    3,873,347
                                         ----------   ----------    -------        ---     ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,032       15,110         --         --            4,693       12,472
   Transfers from other funding
      options                             2,988,142      802,087      5,000         --          172,119      508,650
   Contract charges                          (2,475)      (2,411)        --         --              (23)      (7,474)
   Contract surrenders                     (874,585)    (590,452)        --         --         (595,924)  (1,870,383)
   Transfers to other funding
      options                              (594,120)    (973,840)    (4,903)        --      (26,408,145)  (1,715,338)
   Other receipts (payments)                (94,989)    (150,512)        --         --          (45,465)    (329,972)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,424,005     (900,018)        97         --      (26,872,745)  (3,402,045)
                                         ----------   ----------    -------        ---     ------------  -----------
      Net increase (decrease)
         in net assets                    2,065,484     (105,126)        --         --      (25,663,356)     471,302
NET ASSETS:
   Beginning of period                    7,709,757    7,814,883         --         --       25,663,356   25,192,054
                                         ----------   ----------    -------        ---     ------------  -----------
   End of period                         $9,775,241   $7,709,757    $    --        $--     $         --  $25,663,356
                                         ==========   ==========    =======        ===     ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         LMPVPII GROWTH AND INCOME  LMPVPV SMALL CAP GROWTH
                                                SUBACCOUNT               OPPORTUNITIES
                                                (CLASS I)                 SUBACCOUNT
                                         -------------------------  -----------------------
                                          2007 (a)        2006        2007 (a)      2006
                                         ----------  -------------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (3,593)  $    (9,542)  $   (15,341) $  (51,709)
   Net realized gain (loss)                 234,558        30,414       553,756     329,899
   Change in unrealized gains
      (losses) on investments              (198,799)       52,758      (354,479)     32,596
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     32,166        73,630       183,936     310,786
                                          ---------   -----------   -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    2,075            --            --      57,921
   Transfers from other funding
      options                                   240        18,994        10,739     267,439
   Contract charges                              --          (130)           (9)       (539)
   Contract surrenders                      (11,789)      (49,558)      (28,048)   (354,815)
   Transfers to other funding
      options                              (768,483)      (35,753)   (2,951,034)   (554,184)
   Other receipts (payments)                     --       (13,267)         (164)    (47,274)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (777,957)      (79,714)   (2,968,516)   (631,452)
                                          ---------   -----------   -----------  ----------
      Net increase (decrease)
         in net assets                     (745,791)       (6,084)   (2,784,580)   (320,666)
NET ASSETS:
   Beginning of period                      745,791       751,875     2,784,580   3,105,246
                                          ---------   -----------   -----------  ----------
   End of period                          $      --   $   745,791   $        --  $2,784,580
                                          =========   ===========   ===========  ==========

                                         LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                                SUBACCOUNT               SUBACCOUNT
                                                (CLASS I)                (CLASS I)
                                         -----------------------  -------------------------
                                           2007 (a)      2006      2007 (a)        2006
                                         ----------  -----------  ----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)           $  (2,647)  $ (12,081)   $  (4,786)  $  (18,993)
   Net realized gain (loss)                 116,109      21,384      297,738      125,469
   Change in unrealized gains
      (losses) on investments               (92,006)    (22,942)    (260,204)     (21,299)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                     21,456     (13,639)      32,748       85,177
                                          ---------   ---------    ---------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    1,046         955        7,770       13,138
   Transfers from other funding
      options                                 5,142     102,829        2,932       49,668
   Contract charges                              --        (104)          --         (368)
   Contract surrenders                       (2,611)    (48,383)      (3,337)     (46,798)
   Transfers to other funding
      options                              (658,704)   (356,598)    (987,801)    (497,249)
   Other receipts (payments)                     --          --           --           --
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions        (655,127)   (301,301)    (980,436)    (481,609)
                                          ---------   ---------    ---------   ----------
      Net increase (decrease)
         in net assets                     (633,671)   (314,940)    (947,688)    (396,432)
NET ASSETS:
   Beginning of period                      633,671     948,611      947,688    1,344,120
                                          ---------   ---------    ---------   ----------
   End of period                          $      --   $ 633,671    $      --   $  947,688
                                          =========   =========    =========   ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                             SUBACCOUNT         LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                            (CLASS II)                   SUBACCOUNT                     SUBACCOUNT
                                     -------------------------  -----------------------------  ----------------------------
                                          2007         2006           2007           2006           2007           2006
                                     ------------  -----------  ---------------  ------------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (192,956)  $   (72,400)    $   94,601     $  107,489    $   440,418    $   650,415
   Net realized gain (loss)            4,864,112     1,212,466         (2,747)        (3,106)      (118,406)       (76,748)
   Change in unrealized gains
      (losses) on investments         (3,672,849)    1,128,726       (103,054)       (22,146)      (256,820)       (25,278)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 998,307     2,268,792        (11,200)        82,237         65,192        548,389
                                     -----------   -----------     ----------     ----------    -----------    -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               179,553       786,754             --         47,812          4,725              1
   Transfers from other funding
      options                            419,262     1,175,735        252,733        642,551         71,139         71,918
   Contract charges                       (5,073)       (5,902)          (505)          (560)        (3,050)        (3,628)
   Contract surrenders                (1,868,984)   (1,215,733)      (199,261)      (238,822)      (860,005)      (861,788)
   Transfers to other funding
      options                           (909,622)   (1,848,410)      (562,019)      (584,090)    (1,533,028)    (1,263,435)
   Other receipts (payments)            (753,734)      (44,994)        (8,824)            --       (612,080)       (70,775)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,938,598)   (1,152,550)      (517,876)      (133,109)    (2,932,299)    (2,127,707)
                                     -----------   -----------     ----------     ----------    -----------    -----------
      Net increase (decrease)
         in net assets                (1,940,291)    1,116,242       (529,076)       (50,872)    (2,867,107)    (1,579,318)
NET ASSETS:
   Beginning of period                28,520,030    27,403,788      3,811,062      3,861,934     15,042,119     16,621,437
                                     -----------   -----------     ----------     ----------    -----------    -----------
   End of period                     $26,579,739   $28,520,030     $3,281,986     $3,811,062    $12,175,012    $15,042,119
                                     ===========   ===========     ==========     ==========    ===========    ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        LMPVIT HIGH INCOME        LMPVIT MONEY MARKET
                                            SUBACCOUNT                SUBACCOUNT
                                     ------------------------  -------------------------
                                         2007         2006         2007         2006
                                     -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ 1,307,168  $ 1,204,163  $  1,032,029  $   884,399
   Net realized gain (loss)              (82,675)     (97,184)           --           --
   Change in unrealized gains
      (losses) on investments         (1,459,941)     674,216            --           --
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (23,448)   1,781,195     1,032,029      884,399
                                     -----------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   302       54,489            --       26,285
   Transfers from other funding
      options                            573,693      695,548    24,610,607   16,202,588
   Contract charges                       (3,908)      (4,607)       (7,555)      (7,597)
   Contract surrenders                (1,203,507)    (882,096)  (10,396,091)  (3,638,049)
   Transfers to other funding
      options                         (1,067,967)  (1,999,880)  (11,597,443)  (7,942,293)
   Other receipts (payments)            (411,646)    (295,120)   (1,003,298)    (190,016)
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,113,033)  (2,431,666)    1,606,220    4,450,918
                                     -----------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                (2,348,481)    (650,471)    2,638,249    5,335,317
NET ASSETS:
   Beginning of period                20,306,652   20,957,123    31,769,355   26,434,038
                                     -----------  -----------  ------------  -----------
   End of period                     $17,958,171  $20,306,652  $ 34,407,604  $31,769,355
                                     ===========  ===========  ============  ===========

                                                                LORD ABBETT GROWTH AND INCOME
                                      LMPVPIII LARGE CAP VALUE           SUBACCOUNT
                                             SUBACCOUNT                  (CLASS VC)
                                     -------------------------  -----------------------------
                                        2007 (a)       2006         2007 (a)        2006
                                     ------------  -----------  --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    (21,688) $   (56,206)  $   (51,578)    $  (36,481)
   Net realized gain (loss)             3,170,622      488,063     1,486,632        361,537
   Change in unrealized gains
      (losses) on investments          (2,273,194)   2,202,086    (1,091,220)       833,622
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                  875,740    2,633,943       343,834      1,158,678
                                     ------------  -----------   -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --        4,416         4,473        150,997
   Transfers from other funding
      options                              24,816      267,061       138,705      1,354,939
   Contract charges                           (27)      (4,117)           (8)        (1,816)
   Contract surrenders                   (599,946)  (1,151,292)     (162,535)      (429,239)
   Transfers to other funding
      options                         (17,975,276)    (871,894)   (9,365,033)      (311,825)
   Other receipts (payments)             (109,616)    (109,787)     (138,886)        (7,255)
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (18,660,049)  (1,865,613)   (9,523,284)       755,801
                                     ------------  -----------   -----------     ----------
      Net increase (decrease)
         in net assets                (17,784,309)     768,330    (9,179,450)     1,914,479
NET ASSETS:
   Beginning of period                 17,784,309   17,015,979     9,179,450      7,264,971
                                     ------------  -----------   -----------     ----------
   End of period                     $         --  $17,784,309   $        --     $9,179,450
                                     ============  ===========   ===========     ==========

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST BATTERYMARCH
                                             LORD ABBETT MID-CAP VALUE       MID-CAP STOCK      MIST BLACKROCK HIGH YIELD
                                                    SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                                     (CLASS VC)                (CLASS A)                (CLASS A)
                                             -------------------------  ----------------------  -------------------------
                                               2007 (a)        2006        2007      2006 (b)       2007      2006 (b)
                                             ------------  -----------  ----------  ----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)              $    (67,231) $  (145,967) $  (31,714) $  (28,250)  $  185,970  $  (23,239)
   Net realized gain (loss)                     2,602,143    1,127,392     293,043     (42,906)       2,779       6,048
   Change in unrealized gains (losses) on
      investments                              (1,372,756)     141,472    (159,272)    (91,154)    (164,337)    136,098
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from operations              1,162,156    1,122,897     102,057    (162,310)      24,412     118,907
                                             ------------  -----------  ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       18,653       82,899       5,249       8,133       40,573      11,678
   Transfers from other funding options           109,345      748,690     286,775   3,266,172      402,543   2,394,622
   Contract charges                                   (28)      (2,527)     (1,161)     (1,245)        (582)       (663)
   Contract surrenders                           (341,154)    (346,949)   (385,323)   (341,613)    (383,110)   (217,125)
   Transfers to other funding options         (12,764,348)  (1,470,765)    (82,904)   (197,303)    (456,281)    (51,272)
   Other receipts (payments)                      (68,590)    (150,032)    (16,031)    (51,512)     (82,514)     (6,046)
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (13,046,122)  (1,138,684)   (193,395)  2,682,632     (479,371)  2,131,194
                                             ------------  -----------  ----------  ----------   ----------  ----------
      Net increase (decrease) in net assets   (11,883,966)     (15,787)    (91,338)  2,520,322     (454,959)  2,250,101
NET ASSETS:
   Beginning of period                         11,883,966   11,899,753   2,520,322          --    2,250,101          --
                                             ------------  -----------  ----------  ----------   ----------  ----------
   End of period                             $         --  $11,883,966  $2,428,984  $2,520,322   $1,795,142  $2,250,101
                                             ============  ===========  ==========  ==========   ==========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BLACKROCK LARGE-CAP CORE  MIST BLACKROCK LARGE-CAP CORE
                                                      SUBACCOUNT                      SUBACCOUNT
                                                       (CLASS E)                      (CLASS A)
                                             -----------------------------  -----------------------------
                                                 2007 (c)        2006          2007 (a)        2006 (b)
                                                ----------       ----        -----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                 $  (83,336)       $--        $    14,182     $  (82,548)
   Net realized gain (loss)                          4,466         --            877,560        (17,626)
   Change in unrealized gains (losses) on
      investments                                   67,324         --           (526,091)       526,091
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                 (11,546)        --            365,651        425,917
                                                ----------        ---        -----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                            --         --                 --        115,469
   Transfers from other funding options          8,098,866         --             71,641      8,196,385
   Contract charges                                 (2,382)        --                (11)        (2,726)
   Contract surrenders                            (515,852)        --           (393,220)      (437,796)
   Transfers to other funding options             (207,732)        --         (7,904,515)      (257,046)
   Other receipts (payments)                        (8,641)        --           (122,291)       (57,458)
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            7,364,259         --         (8,348,396)     7,556,828
                                                ----------        ---        -----------     ----------
      Net increase (decrease) in net assets      7,352,713         --         (7,982,745)     7,982,745
NET ASSETS:
   Beginning of period                                  --         --          7,982,745             --
                                                ----------        ---        -----------     ----------
   End of period                                $7,352,713        $--        $        --     $7,982,745
                                                ==========        ===        ===========     ==========

                                                                             MIST HARRIS OAKMARK
                                             MIST DREMAN SMALL-CAP VALUE        INTERNATIONAL
                                                      SUBACCOUNT                 SUBACCOUNT
                                                       (CLASS A)                   (CLASS A)
                                             ---------------------------  ------------------------
                                                  2007       2006 (b)         2007      2006 (b)
                                               ----------   ---------     -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net Investment Income (loss)                $  (20,000)  $  (2,308)    $   (69,606) $  (83,707)
   Net realized gain (loss)                        28,052       3,373         878,686     (14,818)
   Change in unrealized gains (losses) on
      investments                                 (54,451)     58,883      (1,068,645)    871,289
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from operations                (46,399)     59,948        (259,565)    772,764
                                               ----------   ---------     -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       15,263       8,642          64,844      24,459
   Transfers from other funding options           990,104     899,857       2,540,376   9,090,139
   Contract charges                                  (176)        (84)         (1,956)     (1,685)
   Contract surrenders                           (173,011)    (10,280)     (1,088,449)   (506,108)
   Transfers to other funding options            (229,278)   (234,571)     (1,157,793)   (460,151)
   Other receipts (payments)                           --          --         (75,906)    (24,220)
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                             602,902     663,564         281,116   8,122,434
                                               ----------   ---------     -----------  ----------
      Net increase (decrease) in net assets       556,503     723,512          21,551   8,895,198
NET ASSETS:
   Beginning of period                            723,512          --       8,895,198          --
                                               ----------   ---------     -----------  ----------
   End of period                               $1,280,015   $ 723,512     $ 8,916,749  $8,895,198
                                               ==========   =========     ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                                                                        MIST LEGG MASON
                                         MIST JANUS FORTY      MIST LAZARD MID-CAP  PARTNERS MANAGED ASSETS
                                            SUBACCOUNT             SUBACCOUNT              SUBACCOUNT
                                            (CLASS A)               (CLASS B)              (CLASS A)
                                     ------------------------  -------------------  -----------------------
                                         2007       2006 (b)   2007 (c)     2006      2007      2006 (b)
                                     ------------  ----------  --------  ---------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (93,716)  $  (69,131) $ (5,123)    $--     $  2,647     $ (1,659)
   Net realized gain (loss)            1,168,868      (57,153)     (297)     --       23,358          312
   Change in unrealized gains
      (losses) on investments            710,407      230,196   (52,006)     --      (13,192)      13,252
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from operations               1,785,559      103,912   (57,426)     --       12,813       11,905
                                     -----------   ----------  --------     ---     --------     --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                37,328       12,502     7,509      --           --           --
   Transfers from other funding
      options                          1,531,432    7,980,913   506,736      --       42,460      240,326
   Contract charges                       (3,874)      (4,308)      (96)     --          (30)         (40)
   Contract surrenders                  (753,670)    (492,502)   (4,194)     --      (15,988)      (7,830)
   Transfers to other funding
      options                         (1,018,183)    (999,241)  (29,562)     --      (16,057)          --
   Other receipts (payments)             (41,731)          --        --      --           --           --
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (248,698)   6,497,364   480,393      --       10,385      232,456
                                     -----------   ----------  --------     ---     --------     --------
      Net increase (decrease)
         in net assets                 1,536,861    6,601,276   422,967      --       23,198      244,361
NET ASSETS:
   Beginning of period                 6,601,276           --        --      --      244,360           --
                                     -----------   ----------  --------     ---     --------     --------
   End of period                     $ 8,138,137   $6,601,276  $422,967     $--     $267,558     $244,361
                                     ===========   ==========  ========     ===     ========     ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                           MIST LORD ABBETT
                                     MIST LORD ABBETT BOND DEBENTURE      GROWTH AND INCOME     MIST LORD ABBETT MID-CAP VALUE
                                               SUBACCOUNT                     SUBACCOUNT                  SUBACCOUNT
                                               (CLASS A)                      (CLASS B)                   (CLASS B)
                                     -------------------------------  ------------------------  ------------------------------
                                          2007           2006 (b)         2007       2006 (b)         2007            2006
                                       ----------      ----------     -----------  -----------    -----------       --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  117,507      $  (32,532)    $  (228,139) $  (185,861)   $  (143,336)      $ (3,404)
   Net realized gain (loss)                53,298           3,821       1,013,216        5,520         77,197          5,621
   Change in unrealized gains
      (losses) on investments             (13,053)        180,954        (600,676)   1,378,976     (1,129,642)        49,165
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from operations                  157,752         152,243         184,401    1,198,635     (1,195,781)        51,382
                                       ----------      ----------     -----------  -----------    -----------       --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  3,360           1,760          69,193       65,017          5,459             --
   Transfers from other funding
      options                             331,512       3,549,120       9,891,394   17,935,832     13,407,881        666,203
   Contract charges                        (1,054)         (1,336)         (5,298)      (4,197)        (2,493)           (38)
   Contract surrenders                   (274,147)       (235,360)     (1,854,515)    (473,350)      (870,179)        (6,983)
   Transfers to other funding
      options                            (264,538)       (210,170)     (3,174,142)  (1,131,998)      (973,172)       (91,156)
   Other receipts (payments)             (249,479)        (15,209)       (182,608)    (207,162)       (77,834)            --
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      (454,346)      3,088,805       4,744,024   16,184,142     11,489,662        568,026
                                       ----------      ----------     -----------  -----------    -----------       --------
      Net increase (decrease)
         in net assets                   (296,594)      3,241,048       4,928,425   17,382,777     10,293,881        619,408
NET ASSETS:
   Beginning of period                  3,241,048              --      17,382,777           --        619,408             --
                                       ----------      ----------     -----------  -----------    -----------       --------
   End of period                       $2,944,454      $3,241,048     $22,311,202  $17,382,777    $10,913,289       $619,408
                                       ==========      ==========     ===========  ===========    ===========       ========

                                     MIST MET/AIM CAPITAL APPRECIATION
                                                 SUBACCOUNT
                                                 (CLASS A)
                                     ---------------------------------
                                            2007         2006 (b)
                                         ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (29,162)    $  (16,679)
   Net realized gain (loss)                  (1,205)       166,889
   Change in unrealized gains
      (losses) on investments               193,513       (198,571)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    163,146        (48,361)
                                         ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   15,468          8,964
   Transfers from other funding
      options                               143,566      2,214,495
   Contract charges                            (435)          (519)
   Contract surrenders                      (73,916)       (87,836)
   Transfers to other funding
      options                               (76,265)      (409,184)
   Other receipts (payments)                 (4,671)       (22,188)
                                         ----------     ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions           3,747      1,703,732
                                         ----------     ----------
      Net increase (decrease)
         in net assets                      166,893      1,655,371
NET ASSETS:
   Beginning of period                    1,655,371             --
                                         ----------     ----------
   End of period                         $1,822,264     $1,655,371
                                         ==========     ==========

   The accompanying notes are an integral part of these financial statements.

                                        MIST MET/AIM              MIST MFS
                                      SMALL CAP GROWTH     EMERGING MARKETS EQUITY  MIST MFS RESEARCH INTERNATIONAL
                                         SUBACCOUNT              SUBACCOUNT                   SUBACCOUNT
                                          (CLASS A)              (CLASS A)                     (CLASS B)
                                     ------------------  -------------------------  -------------------------------
                                       2007    2006 (b)    2007 (c)       2006         2007 (c)          2006
                                     --------  --------   ----------      ----        ----------         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,935) $ (1,306)  $  (14,181)      $--        $  (70,925)         $--
   Net realized gain (loss)             8,208     1,205       23,368        --            18,437           --
   Change in unrealized gains
      (losses) on investments           5,521     6,027      293,316        --           347,605           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from operations                8,794     5,926      302,503        --           295,117           --
                                     --------  --------   ----------       ---        ----------          ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              1,127        --          310        --               620           --
   Transfers from other funding
      options                         412,011   174,091    1,548,131        --         7,630,819           --
   Contract charges                       (70)      (46)        (354)       --            (1,147)          --
   Contract surrenders                (55,938)   (1,910)     (75,435)       --          (338,088)          --
   Transfers to other funding
      options                         (20,077)  (12,986)    (267,724)       --          (498,223)          --
   Other receipts (payments)               --        --           --        --           (48,455)          --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   337,053   159,149    1,204,928        --         6,745,526           --
                                     --------  --------   ----------       ---        ----------          ---
      Net increase (decrease)
         in net assets                345,847   165,075    1,507,431        --         7,040,643           --
NET ASSETS:
   Beginning of period                165,075        --           --        --                --           --
                                     --------  --------   ----------       ---        ----------          ---
   End of period                     $510,922  $165,075   $1,507,431       $--        $7,040,643          $--
                                     ========  ========   ==========       ===        ==========          ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                              MIST NEUBERGER BERMAN   MIST PIMCO INFLATION
                                         MIST MFS VALUE            REAL ESTATE           PROTECTED BOND      MIST PIONEER FUND
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                           (CLASS A)                (CLASS A)              (CLASS A)             (CLASS A)
                                     ----------------------  -----------------------  --------------------  ------------------
                                        2007      2006 (b)       2007      2006 (b)    2007 (c)     2006      2007    2006 (b)
                                     ----------  ----------  -----------  ----------  ----------    ----    --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (120,724) $   20,144  $   (25,399) $  (76,785) $  (76,557)    $--    $ (7,400) $ (6,383)
   Net realized gain (loss)             219,520     249,246      778,729      59,886      15,724      --       8,622     4,029
   Change in unrealized gains
      (losses) on investments           281,662     273,082   (2,011,434)  1,453,636     444,119      --      14,264    39,852
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                380,458     542,472   (1,258,104)  1,436,737     383,286      --      15,486    37,498
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               34,890      70,112       37,402      12,092       4,380      --         499     2,964
   Transfers from other funding
      options                         2,039,983   6,099,637    1,465,007   8,122,590   7,034,672      --     294,740   720,042
   Contract charges                      (1,037)       (661)      (2,150)     (2,449)     (1,302)     --        (217)     (248)
   Contract surrenders                 (573,899)   (261,775)    (713,712)   (274,897)   (342,670)     --     (21,183)  (42,362)
   Transfers to other funding
      options                          (719,771)   (227,608)  (3,324,541)   (518,844)   (499,485)     --     (61,023)   (2,506)
   Other receipts (payments)                 --      (7,506)        (278)    (51,737)    (33,808)     --          --   (79,642)
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     780,166   5,672,199   (2,538,272)  7,286,755   6,161,787      --     212,816   598,248
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
      Net increase (decrease)
         in net assets                1,160,624   6,214,671   (3,796,376)  8,723,492   6,545,073      --     228,302   635,746
NET ASSETS:
   Beginning of period                6,214,671          --    8,723,492          --          --      --     635,746        --
                                     ----------  ----------  -----------  ----------  ----------     ---    --------  --------
   End of period                     $7,375,295  $6,214,671  $ 4,927,116  $8,723,492  $6,545,073     $--    $864,048  $635,746
                                     ==========  ==========  ===========  ==========  ==========     ===    ========  ========

   The accompanying notes are an integral part of these financial statements.

                                             MIST PIONEER MID-CAP VALUE  MIST PIONEER STRATEGIC INCOME
                                                     SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS A)                    (CLASS A)
                                             --------------------------  -----------------------------
                                                2007 (a)      2006 (b)       2007          2006 (b)
                                               ---------     ---------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $    (126)    $ (1,610)     $  (67,181)    $  232,937
   Net realized gain (loss)                       45,164        2,930          21,834          6,344
   Change in unrealized gains (losses) on
      investments                                (11,893)      11,893         383,363        (29,904)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from operations                33,145       13,213         338,016        209,377
                                               ---------     --------      ----------     ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                          --          628           9,232         24,319
   Transfers from other funding options          138,961      213,648       1,977,298      6,631,261
   Contract charges                                   --          (39)         (1,240)        (1,276)
   Contract surrenders                            (6,464)      (3,466)       (583,489)      (343,472)
   Transfers to other funding options           (381,749)      (7,869)       (460,078)      (154,192)
   Other receipts (payments)                          (8)          --        (164,853)       (10,038)
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (249,260)     202,902         776,870      6,146,602
                                               ---------     --------      ----------     ----------
      Net increase (decrease) in net assets     (216,115)     216,115       1,114,886      6,355,979
NET ASSETS:
   Beginning of period                           216,115           --       6,355,979             --
                                               ---------     --------      ----------     ----------
   End of period                               $      --     $216,115      $7,470,865     $6,355,979
                                               =========     ========      ==========     ==========

                                             MIST THIRD AVENUE SMALL CAP VALUE
                                                         SUBACCOUNT
                                                          (CLASS B)
                                             ---------------------------------
                                                   2007            2006 (b)
                                               -----------       ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (155,485)      $  (33,519)
   Net realized gain (loss)                        339,971            1,591
   Change in unrealized gains (losses) on
      investments                               (1,513,193)         182,997
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from operations              (1,328,707)         151,069
                                               -----------       ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                        22,515           20,760
   Transfers from other funding options         12,892,960        6,781,119
   Contract charges                                 (3,670)            (370)
   Contract surrenders                          (1,245,217)         (92,477)
   Transfers to other funding options           (2,319,128)        (431,151)
   Other receipts (payments)                      (121,977)         (18,218)
                                               -----------       ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                            9,225,483        6,259,663
                                               -----------       ----------
      Net increase (decrease) in net assets      7,896,776        6,410,732
NET ASSETS:
   Beginning of period                           6,410,732               --
                                               -----------       ----------
   End of period                               $14,307,508       $6,410,732
                                               ===========       ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MSF BLACKROCK AGGRESSIVE GROWTH  MSF BLACKROCK BOND INCOME
                                                       SUBACCOUNT                     SUBACCOUNT
                                                        (CLASS D)                      (CLASS A)
                                             -------------------------------  -------------------------
                                                   2007           2006 (b)        2007        2006 (b)
                                               -----------     -----------     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)                $  (154,075)    $  (104,871)    $   89,781   $  (54,250)
   Net realized gain (loss)                        145,936        (120,587)        54,021       14,744
   Change in unrealized gains (losses) on
      investments                                1,678,643        (122,638)        83,618      248,546
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from operations               1,670,504        (348,096)       227,420      209,040
                                               -----------     -----------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                         6,606          17,584         47,306        2,039
   Transfers from other funding options            323,429      11,642,355        393,510    5,669,440
   Contract charges                                 (4,761)         (5,160)        (2,334)      (2,834)
   Contract surrenders                            (894,760)       (465,850)      (517,461)    (308,282)
   Transfers to other funding options             (603,191)     (1,006,522)      (338,914)    (264,202)
   Other receipts (payments)                      (117,494)       (175,189)      (260,157)      (2,455)
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                           (1,290,171)     10,007,488       (678,050)   5,093,706
                                               -----------     -----------     ----------   ----------
      Net increase (decrease) in net assets        380,333       9,659,392       (450,630)   5,302,746
NET ASSETS:
   Beginning of period                           9,659,392              --      5,302,746           --
                                               -----------     -----------     ----------   ----------
   End of period                               $10,039,725     $ 9,659,392     $4,852,116   $5,302,746
                                               ===========     ===========     ==========   ==========

                                             MSF BLACKROCK BOND INCOME   MSF BLACKROCK MONEY MARKET
                                                    SUBACCOUNT                   SUBACCOUNT
                                                     (CLASS E)                    (CLASS A)
                                             -------------------------  ----------------------------
                                                 2007        2006 (b)       2007          2006 (b)
                                             ------------  -----------  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)              $   276,756   $  (208,459) $   1,124,231  $    409,338
   Net realized gain (loss)                      191,950        85,966             --            --
   Change in unrealized gains (losses) on
      investments                                295,692       843,482             --            --
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from operations               764,398       720,989      1,124,231       409,338
                                             -----------   -----------  -------------  ------------
CONTRACT TRANSACTIONS:
   Purchase payments received from contract
      owners                                       7,785        26,890         59,277        22,356
   Transfers from other funding options          764,101    20,586,204    175,273,090    58,753,068
   Contract charges                               (3,581)       (4,133)       (10,369)       (5,689)
   Contract surrenders                        (1,510,490)   (1,342,848)  (146,776,010)  (36,261,314)
   Transfers to other funding options           (606,316)   (1,257,630)    (5,498,291)   (1,953,190)
   Other receipts (payments)                    (757,363)      (89,015)      (393,375)      (82,298)
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets
         resulting from contract
         transactions                         (2,105,864)   17,919,468     22,654,322    20,472,933
                                             -----------   -----------  -------------  ------------
      Net increase (decrease) in net assets   (1,341,466)   18,640,457     23,778,553    20,882,271
NET ASSETS:
   Beginning of period                        18,640,457            --     20,882,271            --
                                             -----------   -----------  -------------  ------------
   End of period                             $17,298,991   $18,640,457  $  44,660,824  $ 20,882,271
                                             ===========   ===========  =============  ============

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN U.S. EQUITY      MSF FI LARGE CAP         MSF FI VALUE LEADERS
                                                SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                                 (CLASS A)                     (CLASS A)                  (CLASS D)
                                     --------------------------------  ------------------------  --------------------------
                                          2007           2006 (b)          2007       2006 (b)       2007       2006 (b)
                                       ----------       ----------     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (57,848)      $  (38,199)    $  (312,861) $  (245,388) $  (168,277) $  (253,432)
   Net realized gain (loss)               237,789           (2,365)      1,600,926     (176,177)   2,190,048      (52,467)
   Change in unrealized gains
      (losses) on investments            (342,429)         138,135        (703,438)     572,340   (1,381,207)     862,056
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 (162,488)          97,571         584,627      150,775      640,564      556,157
                                       ----------       ----------     -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 10,517               --          36,629       13,640       22,752       56,624
   Transfers from other funding
      options                           2,301,970        3,922,420         253,251   26,555,636      146,946   25,671,590
   Contract charges                        (1,872)          (1,505)         (8,292)      (9,651)      (5,498)      (6,613)
   Contract surrenders                   (238,738)         (98,200)     (1,808,268)  (1,025,614)  (1,313,240)    (990,527)
   Transfers to other funding
      options                            (226,586)        (267,847)     (1,495,219)  (1,606,743)  (1,842,035)  (1,101,326)
   Other receipts (payments)             (221,474)          (5,937)       (403,670)    (451,074)    (385,447)    (159,035)
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     1,623,817        3,548,931      (3,425,569)  23,476,194   (3,376,522)  23,470,713
                                       ----------       ----------     -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                  1,461,329        3,646,502      (2,840,942)  23,626,969   (2,735,958)  24,026,870
NET ASSETS:
   Beginning of period                  3,646,502               --      23,626,969           --   24,026,870           --
                                       ----------       ----------     -----------  -----------  -----------  -----------
   End of period                       $5,107,831       $3,646,502     $20,786,027  $23,626,969  $21,290,912  $24,026,870
                                       ==========       ==========     ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                        MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE
                                     MSF METLIFE AGGRESSIVE ALLOCATION          ALLOCATION         TO MODERATE ALLOCATION
                                                 SUBACCOUNT                     SUBACCOUNT               SUBACCOUNT
                                                  (CLASS B)                     (CLASS B)                (CLASS B)
                                     ---------------------------------  ------------------------  ------------------------
                                          2007           2006 (b)           2007       2006 (b)      2007       2006 (b)
                                       ----------       ----------      -----------  -----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (18,716)      $   (8,074)      $  (24,953)  $   (9,064) $  (41,871)  $  (16,945)
   Net realized gain (loss)                 9,843           (4,423)           8,863        1,467      23,696         (193)
   Change in unrealized gains
      (losses) on investments              22,836           65,285           85,578       45,053      70,304       86,907
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   13,963           52,788           69,488       37,456      52,129       69,769
                                       ----------       ----------       ----------   ----------  ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  2,983               --               --        4,725          --           --
   Transfers from other funding
      options                             206,978        1,295,341          917,119    1,311,689   3,227,517    1,565,257
   Contract charges                          (225)            (139)            (229)         (40)       (610)        (141)
   Contract surrenders                    (24,827)        (161,409)        (155,891)      (1,057)   (138,380)     (25,034)
   Transfers to other funding
      options                             (54,155)         (99,010)              --     (117,586)   (428,499)     (40,809)
   Other receipts (payments)                   --               --               --           --          --           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       130,754        1,034,783          760,999    1,197,731   2,660,028    1,499,273
                                       ----------       ----------       ----------   ----------  ----------   ----------
      Net increase (decrease)
         in net assets                    144,717        1,087,571          830,487    1,235,187   2,712,157    1,569,042
NET ASSETS:
   Beginning of period                  1,087,571               --        1,235,187           --   1,569,042           --
                                       ----------       ----------       ----------   ----------  ----------   ----------
   End of period                       $1,232,288       $1,087,571       $2,065,674   $1,235,187  $4,281,199   $1,569,042
                                       ==========       ==========       ==========   ==========  ==========   ==========

                                     MSF METLIFE MODERATE ALLOCATION
                                                SUBACCOUNT
                                                (CLASS B)
                                     -------------------------------
                                           2007          2006 (b)
                                        ----------      ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $ (106,013)     $  (40,193)
   Net realized gain (loss)                 46,978         (14,804)
   Change in unrealized gains
      (losses) on investments              122,216         247,637
                                        ----------      ----------
      Net increase (decrease)
        in net assets resulting
        from operations                     63,181         192,640
                                        ----------      ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  20,357              --
   Transfers from other funding
      options                            3,490,947       4,794,986
   Contract charges                           (926)           (492)
   Contract surrenders                    (332,139)       (108,156)
   Transfers to other funding
      options                             (157,064)       (174,861)
   Other receipts (payments)               (48,782)       (272,370)
                                        ----------      ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      2,972,393       4,239,107
                                        ----------      ----------
      Net increase (decrease)
         in net assets                   3,035,574       4,431,747
NET ASSETS:
   Beginning of period                   4,431,747              --
                                        ----------      ----------
   End of period                        $7,467,321      $4,431,747
                                        ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                       MSF METLIFE MODERATE                               MSF MORGAN STANLEY
                                     TO AGGRESSIVE ALLOCATION    MSF MFS TOTAL RETURN         EAFE INDEX
                                            SUBACCOUNT                SUBACCOUNT              SUBACCOUNT
                                            (CLASS B)                  (CLASS F)              (CLASS A)
                                     ------------------------  ------------------------  -------------------
                                         2007       2006 (b)      2007       2006 (b)       2007       2006
                                      ----------   ----------  -----------  -----------  ----------  -------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (97,326)  $  (40,410) $   300,463  $  (877,301) $   (4,967) $  (363)
   Net realized gain (loss)               36,167      (14,306)   3,583,605      119,305       4,474       27
   Change in unrealized gains
      (losses) on investments             62,307      300,738   (1,780,298)   6,096,664      12,973    8,326
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from operations                   1,148      246,022    2,103,770    5,338,668      12,480    7,990
                                      ----------   ----------  -----------  -----------  ----------  -------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                21,899       77,500       99,689      148,894          --       --
   Transfers from other funding
      options                          3,587,720    4,006,916    2,078,902   82,827,877   1,311,804   71,613
   Contract charges                       (1,221)        (771)     (22,021)     (24,680)        (59)     (32)
   Contract surrenders                  (259,570)     (40,985)  (5,342,781)  (3,347,461)    (58,509)      --
   Transfers to other funding
      options                           (110,309)    (364,834)  (4,595,366)  (2,766,536)    (16,300)      --
   Other receipts (payments)                  --           --   (1,865,552)    (252,168)         --       --
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    3,238,519    3,677,826   (9,647,129)  76,585,926   1,236,936   71,581
                                      ----------   ----------  -----------  -----------  ----------  -------
      Net increase (decrease)
         in net assets                 3,239,667    3,923,848   (7,543,359)  81,924,594   1,249,416   79,571
NET ASSETS:
   Beginning of period                 3,923,848           --   81,924,594           --      79,571       --
                                      ----------   ----------  -----------  -----------  ----------  -------
   End of period                      $7,163,515   $3,923,848  $74,381,235  $81,924,594  $1,328,987  $79,571
                                      ==========   ==========  ===========  ===========  ==========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX
                                              SUBACCOUNT                  SUBACCOUNT
                                              (CLASS B)                    (CLASS A)
                                     -----------------------------  ----------------------
                                           2007         2006 (b)      2007 (c)     2006
                                       ----------     ----------    -----------    -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (52,148)    $  (67,835)   $   (52,095)    $--
   Net realized gain (loss)               217,634        (32,707)       (53,903)     --
   Change in unrealized gains
      (losses) on investments             126,905        476,893       (317,247)     --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                  292,391        376,351       (423,245)     --
                                       ----------     ----------    -----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 50,421         23,160             --      --
   Transfers from other funding
      options                           1,134,888      7,267,736      6,796,114      --
   Contract charges                        (1,540)        (1,529)          (994)     --
   Contract surrenders                   (476,574)      (199,302)    (1,694,087)     --
   Transfers to other funding
      options                            (735,508)      (474,132)      (269,229)     --
   Other receipts (payments)               (1,253)       (12,947)            --      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (29,566)     6,602,986      4,831,804      --
                                       ----------     ----------    -----------     ---
      Net increase (decrease)
         in net assets                    262,825      6,979,337      4,408,559      --
NET ASSETS:
   Beginning of period                  6,979,337             --             --      --
                                       ----------     ----------    -----------     ---
   End of period                       $7,242,162     $6,979,337    $ 4,408,559     $--
                                       ==========     ==========    ===========     ===

                                         MSFT. ROWE PRICE      MSF WESTERN ASSET MANAGEMENT
                                         LARGE CAP GROWTH              HIGH YIELD BOND
                                            SUBACCOUNT                   SUBACCOUNT
                                             (CLASS B)                   (CLASS A)
                                     ------------------------  ----------------------------
                                         2007       2006 (b)      2007 (a)       2006 (b)
                                     -----------  -----------    ---------     ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (282,612) $  (221,854)   $  23,069     $  (2,212)
   Net realized gain (loss)              679,499       (4,855)      (3,887)       (1,681)
   Change in unrealized gains
      (losses) on investments          1,152,824    1,655,147      (10,816)       10,815
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from operations               1,549,711    1,428,438        8,366         6,922
                                     -----------  -----------    ---------     ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 9,125        9,887        6,296            --
   Transfers from other funding
      options                            553,085   23,109,837       48,074       391,714
   Contract charges                       (8,278)      (9,593)          --           (12)
   Contract surrenders                (2,301,609)  (1,008,112)        (364)       (2,222)
   Transfers to other funding
      options                         (1,043,745)  (1,553,985)    (242,131)     (216,643)
   Other receipts (payments)            (288,748)    (412,764)          --            --
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (3,080,170)  20,135,270     (188,125)      172,837
                                     -----------  -----------    ---------     ---------
      Net increase (decrease)
         in net assets                (1,530,459)  21,563,708     (179,759)      179,759
NET ASSETS:
   Beginning of period                21,563,708           --      179,759            --
                                     -----------  -----------    ---------     ---------
   End of period                     $20,033,249  $21,563,708    $      --     $ 179,759
                                     ===========  ===========    =========     =========

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT
                                            U.S. GOVERNMENT           PIMCO REAL RETURN       PIMCO VIT TOTAL RETURN
                                              SUBACCOUNT                  SUBACCOUNT                SUBACCOUNT
                                              (CLASS A)             (ADMINISTRATIVE CLASS)    (ADMINISTRATIVE CLASS)
                                     ----------------------------  ------------------------  ------------------------
                                          2007         2006 (b)      2007 (a)       2006         2007         2006
                                        --------       --------    -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)         $  3,367        $  (813)   $    63,218  $   179,829  $ 1,555,624  $ 1,393,738
   Net realized gain (loss)                1,640          1,644       (353,498)     164,734      (42,115)     203,683
   Change in unrealized gains
      (losses) on investments                654          2,332        413,026     (417,508)   1,776,066     (535,923)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                   5,661          3,163        122,746      (72,945)   3,289,575    1,061,498
                                        --------        -------    -----------  -----------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --             --          3,247      155,561       36,854      109,904
   Transfers from other funding
      options                            315,338         29,807        247,464    1,485,041    4,113,173    4,973,495
   Contract charges                          (29)           (64)            (6)      (1,575)     (13,087)     (15,603)
   Contract surrenders                   (31,854)        (1,138)      (336,720)    (424,485)  (3,788,471)  (4,355,746)
   Transfers to other funding
      options                                (13)       (75,669)    (7,086,414)  (1,213,929)  (3,758,647)  (3,563,320)
   Other receipts (payments)                  --             --        (30,067)     (27,594)    (506,411)     (54,159)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      283,442         52,936     (7,202,496)     (26,981)  (3,916,589)  (2,905,429)
                                        --------        -------    -----------  -----------  -----------  -----------
      Net increase (decrease)
         in net assets                   289,103         56,099     (7,079,750)     (99,926)    (627,014)  (1,843,931)
NET ASSETS:
   Beginning of period                    56,099             --      7,079,750    7,179,676   49,900,796   51,744,727
                                        --------        -------    -----------  -----------  -----------  -----------
   End of period                        $345,202        $56,099    $        --  $ 7,079,750  $49,273,782  $49,900,796
                                        ========        =======    ===========  ===========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY  PUTNAM VT SMALL CAP VALUE
                                             SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                            (CLASS IB)                     (CLASS IB)                   (CLASS IB)
                                     --------------------------  ------------------------------  -------------------------
                                         2007          2006          2007 (a)         2006         2007 (a)        2006
                                       --------      --------      -----------     ----------    ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (7,646)     $ (5,766)     $   151,652     $  (52,017)   $      4,117  $  (152,293)
   Net realized gain (loss)              55,170         4,245        2,670,009        295,104       3,822,045    1,804,410
   Change in unrealized gains
      (losses) on investments            (9,936)       33,910       (2,305,501)       975,627      (3,037,984)     120,357
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 37,588        32,389          516,160      1,218,714         788,178    1,772,474
                                       --------      --------      -----------     ----------    ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  764           779               --         57,637             315       19,857
   Transfers from other funding
      options                           224,216        37,988          131,079      1,447,155         719,611    1,099,045
   Contract charges                        (145)         (140)              (6)        (1,145)            (44)      (3,243)
   Contract surrenders                  (54,814)       (8,154)         (92,315)      (287,295)       (356,937)    (611,495)
   Transfers to other funding
      options                           (19,903)       (7,585)      (6,871,158)      (555,002)    (13,357,681)  (1,888,642)
   Other receipts (payments)                 --            --          (19,069)       (91,668)        (14,463)    (164,368)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     150,118        22,888       (6,851,469)       569,682     (13,009,199)  (1,548,846)
                                       --------      --------      -----------     ----------    ------------  -----------
      Net increase (decrease)
         in net assets                  187,706        55,277       (6,335,309)     1,788,396     (12,221,021)     223,628
NET ASSETS:
   Beginning of period                  390,698       335,421        6,335,309      4,546,913      12,221,021   11,997,393
                                       --------      --------      -----------     ----------    ------------  -----------
   End of period                       $578,404      $390,698      $        --     $6,335,309    $         --  $12,221,021
                                       ========      ========      ===========     ==========    ============  ===========

                                      VAN KAMPEN LIT COMSTOCK
                                             SUBACCOUNT
                                            (CLASS II)
                                     ------------------------
                                        2007         2006
                                     ----------   ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    2,119   $   (8,911)
   Net realized gain (loss)             269,459      420,832
   Change in unrealized gains
      (losses) on investments          (395,377)     115,557
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations               (123,799)     527,478
                                     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                5,620       15,993
   Transfers from other funding
      options                           129,452      175,871
   Contract charges                        (993)      (1,070)
   Contract surrenders                 (415,649)    (603,505)
   Transfers to other funding
      options                          (306,751)    (131,039)
   Other receipts (payments)            (24,873)    (163,918)
                                     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (613,194)    (707,668)
                                     ----------   ----------
      Net increase (decrease)
         in net assets                 (736,993)    (180,190)
NET ASSETS:
   Beginning of period                4,163,717    4,343,907
                                     ----------   ----------
   End of period                     $3,426,724   $4,163,717
                                     ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                                       VAN KAMPEN LIT         VAN KAMPEN LIT
                                         ENTERPRISE          STRATEGIC GROWTH
                                         SUBACCOUNT             SUBACCOUNT
                                         (CLASS II)              (CLASS I)
                                     -------------------  ------------------------
                                       2007       2006       2007          2006
                                     --------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (4,828) $  (5,500) $  (208,193) $  (235,108)
   Net realized gain (loss)             9,944     18,835     (951,237)  (1,321,131)
   Change in unrealized gains
      (losses) on investments          27,873     (4,116)   3,117,769    1,718,636
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations               32,989      9,219    1,958,339      162,397
                                     --------  ---------  -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --         --        1,827        3,736
   Transfers from other funding
      options                          27,763      1,892      179,968      234,423
   Contract charges                       (59)       (43)      (5,292)      (6,462)
   Contract surrenders                (18,199)  (135,526)  (1,010,451)    (937,280)
   Transfers to other funding
      options                         (16,717)   (23,182)  (1,318,434)  (1,290,680)
   Other receipts (payments)               --         --     (125,541)    (239,555)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (7,212)  (156,859)  (2,277,923)  (2,235,818)
                                     --------  ---------  -----------  -----------
      Net increase (decrease)
         in net assets                 25,777   (147,640)    (319,584)  (2,073,421)
NET ASSETS:
   Beginning of period                318,980    466,620   14,167,937   16,241,358
                                     --------  ---------  -----------  -----------
   End of period                     $344,757  $ 318,980  $13,848,353  $14,167,937
                                     ========  =========  ===========  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period May 1, 2006 December 31, 2006.

(c)  For the period April 30, 2007 to December 31, 2007.

(d)  For the period January 1, 2007 to November 12, 2007.

   The accompanying notes are an integral part of these financial statements.

                METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                  OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

MetLife of CT Fund BD IV for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on March 27, 1997 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Contrafund Subaccount (Service Class)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Appreciation Subaccount (Class II)
LMPVET Capital Subaccount
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class I)
LMPVET Equity Index Subaccount (Class II)

LMPVET Fundamental Value Subaccount (Class I)
LMPVET Global Equity Subaccount
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Mid Cap Core Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount*
LMPVET Capital and Income Subaccount (Class II)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT Diversified Strategic Income Subaccount
LMPVIT High Income Subaccount
LMPVIT Money Market Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)

MSF Russell 2000 Index Subaccount (Class A)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)

*    This Subaccount had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
DWS VIT Small Cap Index Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVET Multiple Discipline Subaccount - Large Cap Growth and Value LMPVPI All Cap Subaccount
LMPVPI Large Cap Growth Subaccount
LMPVPII Aggressive Growth Subaccount
LMPVPII Growth and Income Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount
Lord Abbett Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
MIST Pioneer Mid-Cap Value Subaccount
Putnam VT International Equity Subaccount
Putnam VT Small Cap Value Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable International All
   International All Cap            Cap Opportunity Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Social Awareness
   Social Awareness Stock           Portfolio
   Portfolio
Janus Capital Appreciation       Janus Forty Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Capital Portfolio
   Multiple Discipline
   Portfolio - All Cap Growth
   and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Global Equity
   Multiple Discipline              Portfolio
   Portfolio - Global All Cap
   Growth and Value
Legg Mason Partners Variable     Legg Mason Partners Variable Capital and Income
   Multiple Discipline              Portfolio
   Portfolio - Balanced All
   Cap Growth and Value

MERGERS:

OLD NAME                         NEW NAME
--------                         --------
Legg Mason Partners Variable     Legg Mason Partners Variable Aggressive Growth
   Premier Selections All Cap       Portfolio
   Growth Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable III Aggressive
   II Aggressive Growth             Growth Portfolio
   Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Fundamental Value
   All Cap Portfolio                Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Investors
   Large Cap Value Portfolio        Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Small Cap Growth
   Small Cap Growth                 Portfolio
   Opportunities Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Growth and Income Portfolio      Portfolio
Legg Mason Partners Variable     Legg Mason Partners Variable Appreciation
   Multiple Discipline              Portfolio
   Portfolio - Large Cap
   Growth and Value
Western Asset Management High    BlackRock High Yield Portfolio
   Yield Bond Portfolio
Pioneer Mid-Cap Value            Lazard Mid-Cap Portfolio
   Portfolio

SUBSTITUTIONS:

OLD NAME                         NEW NAME
--------                         --------
AIM V.I. Core Equity Fund        Capital Guardian U.S. Equity Portfolio
Emerging Markets Portfolio       MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and    Lord Abbett Growth and Income Portfolio
   Income Portfolio
Lord Abett Series Mid Cap        Lord Abbett Mid-Cap Value Portfolio
   Value Portfolio
DWS Small Cap Index VIP          Russell 2000 Index Portfolio
PIMCO VIT Real Return            PIMCO Inflation Protected Bond Portfolio
   Portfolio
Putnam VT International Equity   MSF Research International Portfolio
   Fund
Putnam VT Small Cap Value Fund   Third Avenue Small Cap Value Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD PORTFOLIO                    NEW PORTFOLIO
-------------                    -------------
BlackRock Large-Cap Core         BlackRock Large-Cap Core Portfolio (Class E)
   Portfolio (Class A)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes of net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     ENHANCED STEPPED-UP PROVISION -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

     GUARANTEED MINIMUM WITHDRAWAL BENEFIT -- For an additional charge, the Company will guarantee the periodic return on the investment.

     GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

     EQUITY PROTECTION -- For an additional charge, the Company will guarantee the contract principal (sum of purchase payments adjusted proportionately for any withdrawals).

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk               1.25% - 1.70%
Administrative                           0.15%
Enhanced Stepped Up-Provision            0.15% - 0.20%
Guaranteed Minimum Withdrawal Benefit    0.25% - 0.50%
Guaranteed Minimum Accumulation Benefit  0.50%
Equity Protection                        0.80% - 2.10%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

Depending on the product, a contract administrative charge which ranges from $30 for Contracts with a value of less than $50,000 to $40 for Contracts with a value of less than $100,000 is assessed on an annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
AIM VI Core Equity Subaccount (Series I) (Cost $0) (a)              --           --         7,446       2,434,528
American Funds Global Growth Subaccount
   (Class 2) (Cost $58,697,028)                              3,280,775   82,019,375     9,256,093       7,794,835
American Funds Growth Subaccount
   (Class 2) (Cost $121,261,944)                             2,185,602  145,823,341    14,077,132      19,312,420
American Funds Growth-Income Subaccount
   (Class 2) (Cost $105,668,487)                             3,180,028  134,388,000     9,083,601      15,259,899
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                    --           --         9,579       1,468,004
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $920,177)                             28,156    1,263,057        25,653         325,678
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $3,583,047)                           93,253    3,015,805       668,166         975,610
DWS VIT Small Cap Index Subaccount
   (Class A) (Cost $0) (a)                                          --           --       510,277       6,470,731
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $7,135,774)                         280,882    7,713,025     2,571,820       2,332,803
Fidelity VIP Contrafund Subaccount
   (Service Class) (Cost $31,706,766)                        1,188,405   33,037,665    10,696,724       4,050,198
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $157,494)                            19,519      175,277        67,934         199,783
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $13,965,520)                        520,960   18,561,816     2,898,573       4,053,506
FTVIPT Franklin Income Securities Subaccount
   (Class 2) (Cost $7,521,916)                                 450,947    7,805,895     3,483,117         766,452
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
   (Class 2) (Cost $8,247,439)                                 388,834    8,908,181       972,595       1,558,574
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $10,737,226)                                875,197   14,003,149     7,811,441       7,079,870
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $22,614,047)                              1,630,532   33,018,279     3,892,520       4,666,642
Janus Aspen Global Life Sciences Subaccount
   (Service Shares) (Cost $1,206,920)                          147,294    1,685,042       113,019         214,194
Janus Aspen Global Technology Subaccount
   (Service Shares) (Cost $1,070,210)                          177,667      920,313        44,825         239,964
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $4,507,922)                          185,722    7,233,865       437,955         912,231
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $1,970,707)                           72,122    2,526,449       357,965         803,173
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                    --           --       143,432       1,585,682
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $48,298,971)                              3,731,673   60,863,592     5,148,132      15,793,447
LMPVET Appreciation Subaccount
   (Class I) (Cost $23,264,915)                              1,050,845   27,700,275     3,600,512       3,570,458
LMPVET Appreciation Subaccount
   (Class II) (Cost $3,364,016) (b)                            119,434    3,155,447     3,436,291          73,105
LMPVET Capital Subaccount
   (Cost $25,276,024)                                        1,834,173   28,906,566     2,336,069       6,099,155
LMPVET Dividend Strategy Subaccount
   (Cost $1,288,497)                                           144,861    1,516,690       266,039         127,177
LMPVET Equity Index Subaccount
   (Class I) (Cost $551,568,212)                            18,939,120  635,596,850    42,706,095     255,291,516
LMPVET Equity Index Subaccount
   (Class II) (Cost $20,070,657)                               681,256   22,883,401     1,889,918       3,797,473

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $58,902,850)                              2,767,169   60,019,902    30,042,450      10,646,288
LMPVET Global Equity Subaccount
   (Cost $7,661,438)                                           515,737    9,190,432       768,713         987,033
LMPVET International All Cap Opportunity Subaccount
   (Cost $6,226,956)                                           631,943    5,655,892     3,097,901       1,005,461
LMPVET Investors Subaccount
   (Class I) (Cost $25,726,448)                              1,652,535   27,299,884    19,058,911       3,874,851
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $27,611,005)                              1,881,956   31,240,461     1,495,487       6,805,084
LMPVET Mid Cap Core Subaccount
   (Class I) (Cost $16,713,245)                              1,299,296   16,085,279     3,271,962       3,976,463
LMPVET Multiple Discipline Large Cap Growth and Value
   Subaccount (Cost $0) (c)                                         --           --       439,261       4,529,264
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $8,834,018)                                 650,471    9,776,577     3,679,687       1,724,906
LMPVET Social Awareness Subaccount (Cost $0)                        --           --         5,000           4,923
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                   --           --     1,477,357      27,142,890
LMPVPII Growth and Income Subaccount
   (Class I) (Cost $0) (a)                                          --           --        33,925         784,355
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                    --           --       104,688       2,992,292
LMPVPI Large Cap Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --         5,643         663,469
LMPVPII Aggressive Growth Subaccount
   (Class I) (Cost $0) (a)                                          --           --        11,461         994,372
LMPVET Capital and Income Subaccount
   (Class II) (Cost $26,839,709)                             2,140,472   26,588,258     5,275,302       4,119,003
LMPVIT Adjustable Rate Income Subaccount
   (Cost $3,456,238)                                           344,435    3,282,463       397,479         820,646
LMPVIT Diversified Strategic Income Subaccount
   (Cost $13,156,330)                                        1,412,598   12,176,596       811,057       3,302,655
LMPVIT High Income Subaccount
   (Cost $20,232,290)                                        2,692,752   17,960,653     2,098,406       2,903,646
LMPVIT Money Market Subaccount
   (Cost $34,412,173)                                       34,412,173   34,412,173    22,561,522      19,921,520
LMPVPIII Large Cap Value Subaccount (Cost $0) (a)                   --           --        74,307      18,757,562
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       108,074       9,683,831
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                         --           --       116,531      13,231,027
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $2,679,717)                                 134,512    2,429,292       598,504         520,114
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,823,590)                                 217,882    1,795,351       643,395         936,776
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $7,286,368) (b)                             664,290    7,353,692     8,087,976         806,074
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                          --           --       587,537       8,452,032
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $1,275,756)                                  94,340    1,280,188       967,738         379,014
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $9,115,323)                                 516,385    8,917,966     3,000,784       2,010,726
MIST Janus Forty Subaccount
   (Class A) (Cost $7,198,548)                                  97,114    8,139,152     2,634,991       1,841,829

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------  -----------  -------------  ---------------
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $475,037) (b)                                34,961      423,030       512,094          36,761
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $267,532)                                    15,594      267,593        72,723          36,081
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $2,776,920)                                 233,161    2,944,821       503,805         836,794
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $21,536,052)                                777,775   22,314,353    10,581,735       5,297,875
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $11,995,344)                                560,311   10,914,867    13,331,051       1,852,804
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $1,827,584)                                 150,871    1,822,526       159,610         180,558
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $499,439)                                    34,387      510,987       413,824          79,147
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $1,214,299) (b)                             104,841    1,507,616     1,532,613         341,681
MIST MFS Research International Subaccount
   (Class B) (Cost $6,693,941) (b)                             491,728    7,041,546     7,484,835         809,331
MIST MFS Value Subaccount
   (Class A) (Cost $6,821,561)                                 490,446    7,376,305     1,951,665       1,154,229
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $5,485,562)                                 349,983    4,927,764     2,027,939       3,829,419
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $6,101,905) (b)                             597,265    6,546,024     6,975,878         889,697
MIST Pioneer Fund Subaccount
   (Class A) (Cost $810,052)                                    56,741      864,168       297,379          91,904
MIST Pioneer Mid-Cap Value Subaccount
   (Class A) (Cost $0) (a)                                          --           --       193,645         389,861
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $7,118,408)                                 745,695    7,471,868     1,885,425       1,175,295
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $15,639,617)                                912,591   14,309,421    13,240,547       3,749,612
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $8,485,015)                                 350,350   10,041,020       357,126       1,800,898
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $4,520,545)                                  43,440    4,852,709       632,050       1,220,158
MSF BlackRock Bond Income Subaccount
   (Class E) (Cost $16,162,086)                                155,909   17,301,261     2,613,514       4,441,983
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $44,666,372)                                446,663   44,666,372    96,019,020      72,236,602
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $5,312,767)                                 410,649    5,108,474     2,546,578         762,312
MSF FI Large Cap Subaccount
   (Class A) (Cost $20,919,781)                              1,418,055   20,788,682     1,820,885       4,003,888
MSF FI Value Leaders Subaccount
   (Class D) (Cost $21,812,797)                                108,763   21,293,646     2,471,019       3,878,723
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,144,328)                                  97,736    1,232,449       208,862          94,582
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $1,935,311)                                 185,786    2,065,942       869,713         132,678
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $4,124,576)                                 371,361    4,281,787     3,183,331         561,230
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $7,098,552)                                 624,449    7,468,405     3,537,052         662,468
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $6,801,520)                                 578,721    7,164,565     3,575,870         427,713

                                                                                          FOR THE YEAR ENDED
                                                            AS OF DECEMBER 31, 2007        DECEMBER 31, 2007
                                                            -----------------------  ------------------------------
                                                                                        COST OF         PROCEEDS
                                                              SHARES      COST ($)   PURCHASES ($)   FROM SALES ($)
                                                            ----------   ----------  -------------   --------------

MSF MFS Total Return Subaccount
   (Class F) (Cost $70,074,811)                                484,791   74,391,177     5,657,765      12,286,168
MSF Morgan Stanley EAFE Index Subaccount
   (Class A) (Cost $1,307,857)                                  77,321    1,329,156     1,318,419          84,457
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $6,639,328)                                 415,317    7,243,126     1,194,239       1,170,929
MSF Russell 2000 Index Subaccount
   (Class A) (Cost $4,726,355) (b)                             310,938    4,409,108     6,736,492       1,956,233
MSF T. Rowe Price Large Cap Growth Subaccount
   (Class B) (Cost $17,227,836)                              1,221,696   20,035,807       892,446       4,063,281
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                          --           --        80,520         243,525
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $342,257)                                    27,642      345,243       321,702          34,857
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                             --           --       298,064       7,438,014
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $47,963,981)                 4,697,962   49,280,404     5,134,966       7,493,772
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $494,346)                                   97,387      578,479       266,701          81,792
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     1,092,659       6,999,591
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                         --           --     2,041,773      13,747,319
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $2,801,666)                                248,346    3,427,172       243,534         764,426
Van Kampen LIT Enterprise Subaccount
   (Class II) (Cost $255,334)                                   19,737      344,802        27,647          39,670
Van Kampen LIT Strategic Growth Subaccount
   (Class I) (Cost $17,185,873)                                411,227   13,850,122       206,105       2,691,653

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------  -----------------
AIM V.I. Core Equity                       2007       --  1.149 - 1.159       --         --         1.40 - 2.20          6.78 - 7.22
   Subaccount (Series I) (a)               2006    2,095  1.076 - 1.081    2,263       0.55         1.40 - 2.20          7.60 - 8.10

American Funds Global Growth               2007   48,512  1.491 - 2.180   82,008       2.67         1.40 - 2.50         8.20 - 13.26
   Subaccount (Class 2)                    2006   50,190  1.324 - 1.932   75,030       0.86         1.40 - 2.50        17.45 - 18.71
                                           2005   49,415  1.120 - 1.634   62,278       0.68         1.40 - 2.50         5.54 - 14.75
                                           2004   47,966  1.087 - 1.458   53,481       0.43         1.40 - 2.40         7.62 - 11.83
                                           2003   43,118  0.975 - 1.308   42,569       0.41         1.40 - 2.25         0.25 - 41.41

American Funds Growth                      2007   94,305  1.367 - 1.944  145,803       0.76         1.40 - 2.50         9.53 - 10.83
   Subaccount (Class 2)                    2006  103,614  1.240 - 1.762  144,999       0.79         1.40 - 2.50          7.48 - 8.67
                                           2005  106,505  1.147 - 1.628  137,247       0.72         1.40 - 2.50       (1.12) - 19.73
                                           2004  100,571  1.078 - 1.426  112,595       0.18         1.40 - 2.40         9.76 - 10.92
                                           2003   91,488  0.975 - 1.291   91,278       0.12         1.40 - 2.40         1.68 - 41.56

American Funds Growth-Income               2007   87,797  1.214 - 1.662  134,369       1.48         1.40 - 2.50          2.43 - 3.52
   Subaccount (Class 2)                    2006   94,505  1.178 - 1.611  140,083       1.56         1.40 - 2.50        12.39 - 13.65
                                           2005   97,605  1.042 - 1.424  127,886       1.36         1.40 - 2.50        (0.90) - 9.66
                                           2004   91,850  1.234 - 1.370  116,134       0.93         1.40 - 2.40          7.77 - 8.91
                                           2003   78,303  1.145 - 1.263   91,197       1.14         1.40 - 2.40         3.34 - 36.62

Credit Suisse Trust Emerging               2007       --  1.699 - 2.871       --         --         1.40 - 2.00          4.63 - 4.81
   Markets Subaccount (a)                  2006      838  1.623 - 2.744    1,390       0.58         1.40 - 2.00        29.92 - 30.71
                                           2005      848  1.247 - 2.112    1,077       0.69         1.40 - 2.00        25.42 - 26.16
                                           2004      899  0.992 - 1.684      907       0.29         1.40 - 2.00        10.57 - 23.20
                                           2003      782  0.809 - 0.819      639         --         1.40 - 1.80        40.45 - 40.96

Dreyfus VIF Appreciation                   2007    1,115  1.077 - 1.471    1,263       1.58         1.40 - 2.20          4.80 - 5.62
   Subaccount (Initial Shares)             2006    1,395  1.024 - 1.398    1,492       1.59         1.40 - 2.20        13.91 - 14.88
                                           2005    1,662  0.895 - 1.222    1,564       0.02         1.40 - 2.20          2.11 - 2.93
                                           2004    2,012  0.873 - 1.192    1,830       1.59         1.40 - 2.20          2.78 - 3.62
                                           2003    2,332  0.846 - 1.156    2,023       1.54         1.40 - 2.20        15.72 - 21.75

Dreyfus VIF Developing Leaders             2007    2,928  0.988 - 1.278    3,015       0.77         1.40 - 2.20    (13.00) - (12.33)
   Subaccount (Initial Shares)             2006    3,604  1.131 - 1.463    4,249       0.41         1.40 - 2.20          1.48 - 2.38
                                           2005    4,313  1.110 - 1.435    4,973         --         1.40 - 2.20          3.50 - 4.33
                                           2004    4,965  1.068 - 1.381    5,514       0.19         1.40 - 2.20          8.90 - 9.81
                                           2003    6,065  0.977 - 1.263    6,095       0.03         1.40 - 2.20        21.39 - 37.11

DWS VIT Small Cap Index                    2007       --  1.661 - 1.693       --       0.84         1.40 - 1.60          4.99 - 5.02
   Subaccount (Class A) (a)                2006    3,794  1.582 - 1.612    6,056       0.67         1.40 - 1.60        15.64 - 15.89
                                           2005    4,825  1.368 - 1.391    6,646       0.64         1.40 - 1.60          2.63 - 2.81
                                           2004    5,508  1.333 - 1.353    7,385       0.43         1.40 - 1.60        15.81 - 16.14
                                           2003    5,770  1.151 - 1.165    6,673       0.94         1.40 - 1.60        44.24 - 44.36

Fidelity VIP Contrafund                    2007    4,968  1.447 - 2.039    7,712       0.68         1.40 - 2.20        14.70 - 15.68
   Subaccount (Service Class 2)            2006    6,101  1.256 - 1.770    8,145       0.98         1.40 - 2.20          9.01 - 9.90
                                           2005    6,806  1.148 - 1.617    8,239       0.12         1.40 - 2.20        14.14 - 15.01
                                           2004    5,749  1.002 - 1.411    6,075       0.21         1.40 - 2.20        12.63 - 13.60
                                           2003    6,028  0.886 - 1.248    5,560       0.29         1.40 - 2.20        26.03 - 32.17

                                                        AS OF DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                                 -------------------------------  --------------------------------------------------
                                                          UNIT VALUE(1)    NET    INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                                  UNITS     LOWEST TO    ASSETS      INCOME         LOWEST TO          LOWEST TO
                                                  (000s)   HIGHEST ($)   ($000s)    RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                                 -------  -------------  -------  -------------  ----------------   ----------------
Fidelity VIP Contrafund                    2007   19,047  1.433 - 2.056   33,033       0.85         1.40 - 2.50        14.57 - 15.86
   Subaccount (Service Class)              2006   19,733  1.243 - 1.781   29,608       1.12         1.40 - 2.50          8.88 - 9.99
                                           2005   19,531  1.136 - 1.625   26,567       0.19         1.40 - 2.50         0.16 - 19.20
                                           2004   17,607  1.143 - 1.416   20,698       0.25         1.40 - 2.40        11.87 - 13.69
                                           2003   16,912  1.009 - 1.250   17,398       0.35         1.40 - 2.40         0.00 - 33.65

Fidelity VIP Dynamic Capital Appreciation  2007      128  1.295 - 1.616      175       0.08         1.40 - 1.80          4.80 - 5.30
   Subaccount (Service Class 2)            2006      233  1.235 - 1.542      300       0.24         1.40 - 1.80        11.76 - 12.17
                                           2005      258  1.105 - 1.379      301         --         1.40 - 1.80        18.47 - 19.03
                                           2004      176  0.932 - 1.164      175         --         1.40 - 1.80      (0.53) - (0.11)
                                           2003      157  0.937 - 1.170      150         --         1.40 - 1.80        22.64 - 26.49

Fidelity VIP Mid Cap                       2007    8,416  1.425 - 2.377   18,559       0.49         1.40 - 2.50        12.54 - 13.74
   Subaccount (Service Class 2)            2006    9,659  1.259 - 2.099   18,831       0.18         1.40 - 2.50         3.20 - 10.85
                                           2005    9,578  1.142 - 1.901   16,969         --         1.40 - 2.40       (0.28) - 17.96
                                           2004    8,013  1.456 - 1.640   12,315         --         1.40 - 2.40        18.86 - 22.91
                                           2003    5,541  1.196 - 1.339    6,985       0.16         1.40 - 2.40         2.66 - 46.33

FTVIPT Franklin Income Securities          2007    6,270  1.219 - 1.255    7,805       3.32         1.40 - 2.50        (3.33) - 2.28
   Subaccount (Class 2)                    2006    4,237  1.208 - 1.227    5,170       3.10         1.40 - 2.35        11.02 - 16.63
                                           2005    1,900  1.046 - 1.052    1,995       0.02         1.40 - 2.35        (3.14) - 2.33

FTVIPT Franklin Small-Mid Cap Growth       2007    8,132  0.995 - 1.716    8,907         --         1.40 - 2.40          8.60 - 9.63
   Securities Subaccount (Class 2)         2006    9,088  0.911 - 1.571    9,146         --         1.40 - 2.40          6.11 - 7.22
                                           2005   10,845  0.853 - 1.472   10,133         --         1.40 - 2.40         2.31 - 14.55
                                           2004   11,931  0.829 - 1.430   10,642         --         1.40 - 2.40         4.48 - 13.62
                                           2003   12,653  0.757 - 1.306    9,985         --         1.40 - 2.40       (0.83) - 42.11

FTVIPT Templeton Developing Markets        2007    4,157  1.924 - 3.589   13,994       2.21         1.40 - 2.40        25.74 - 27.00
   Securities Subaccount (Class 2)         2006    4,308  1.523 - 2.826   11,490       1.08         1.40 - 2.40        25.01 - 26.27
                                           2005    3,303  1.211 - 2.238    6,949       1.29         1.40 - 2.40         7.89 - 25.66
                                           2004    1,831  1.536 - 1.781    3,084       1.83         1.40 - 2.40        14.80 - 23.00
                                           2003      616  1.263 - 1.448      887       0.08         1.40 - 2.20         5.65 - 40.88

FTVIPT Templeton Foreign Securities        2007   19,668  1.451 - 2.188   33,014       1.98         1.40 - 2.50        12.59 - 13.85
   Subaccount (Class 2)                    2006   21,163  1.281 - 1.930   31,284       1.23         1.40 - 2.50         5.63 - 19.73
                                           2005   19,192  1.075 - 1.618   23,726       1.15         1.40 - 2.40         3.23 - 11.51
                                           2004   16,124  1.063 - 1.495   17,993       1.05         1.40 - 2.40        10.18 - 16.85
                                           2003   14,316  0.913 - 1.284   13,437       1.73         1.40 - 2.40         3.61 - 51.06

Janus Aspen Global Life Sciences           2007    1,306  1.228 - 1.893    1,685         --         1.40 - 2.20        19.06 - 20.04
   Subaccount (Service Shares)             2006    1,368  1.027 - 1.584    1,474         --         1.40 - 2.20          4.01 - 4.88
                                           2005    1,622  0.984 - 1.516    1,661         --         1.40 - 2.20         9.90 - 10.69
                                           2004    2,002  0.892 - 1.374    1,850         --         1.40 - 2.20        11.72 - 12.67
                                           2003    2,232  0.795 - 1.225    1,822         --         1.40 - 2.20        10.76 - 27.00

Janus Aspen Global Technology              2007    1,872  0.472 - 1.861      920       0.32         1.40 - 1.80        19.49 - 20.00
   Subaccount (Service Shares)             2006    2,280  0.395 - 1.557      936         --         1.40 - 1.80          5.90 - 6.30
                                           2005    2,656  0.373 - 1.470    1,018         --         1.40 - 1.80         9.54 - 10.12
                                           2004    3,327  0.340 - 1.342    1,176         --         1.40 - 1.80      (1.45) - (0.86)
                                           2003    4,109  0.345 - 1.359    1,454         --         1.40 - 1.80        43.35 - 44.58

Janus Aspen Mid Cap Growth                 2007    9,766  0.647 - 2.254    7,233       0.07         1.40 - 2.40        18.85 - 20.22
   Subaccount (Service Shares)             2006   10,335  0.541 - 1.885    6,408         --         1.40 - 2.40        10.63 - 11.69
                                           2005   12,037  0.486 - 1.694    6,585         --         1.40 - 2.40         5.50 - 10.47
                                           2004   13,113  0.442 - 1.540    6,267         --         1.40 - 2.40        14.81 - 18.78
                                           2003   14,579  0.373 - 1.301    5,712         --         1.40 - 2.20         1.73 - 36.80

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               -----------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS     LOWEST TO     NET ASSETS     INCOME         LOWEST TO        LOWEST TO
                                               (000S)    HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               -------  --------------  ----------  -------------  ----------------  ---------------
Janus Aspen Worldwide Growth             2007    3,407   0.711 - 1.576      2,526        0.55         1.40 - 2.20        6.99 - 7.81
   Subaccount (Service Shares)           2006    4,002   0.662 - 1.468      2,741        1.60         1.40 - 2.20      15.34 - 16.27
                                         2005    4,617   0.572 - 1.267      2,716        1.17         1.40 - 2.20        3.30 - 4.10
                                         2004    5,941   0.551 - 1.222      3,358        0.88         1.40 - 2.20        2.28 - 3.13
                                         2003    6,874   0.537 - 1.190      3,765        0.83         1.40 - 2.20      19.96 - 24.47

LMPIS Premier Selections All Cap Growth  2007       --   1.001 - 1.498         --        0.08         1.40 - 2.10        6.29 - 6.44
   Subaccount (a)                        2006    1,462   0.941 - 1.408      1,470          --         1.40 - 2.20        5.00 - 5.82
                                         2005    1,615   0.893 - 1.336      1,574        0.12         1.40 - 2.20        4.22 - 6.34
                                         2004    1,776   0.855 - 1.279      1,615          --         1.40 - 2.05      (1.85) - 9.83
                                         2003    1,830   0.846 - 1.266      1,597          --         1.40 - 2.00      15.13 - 33.12

LMPVET Aggressive Growth                 2007   41,672   1.181 - 1.585     60,855          --         1.40 - 2.50      (6.31) - 0.14
   Subaccount (Class I)                  2006   48,369   1.186 - 1.590     70,692          --         1.40 - 2.40        6.25 - 7.28
                                         2005   54,850   1.111 - 1.488     74,919          --         1.40 - 2.40       4.42 - 18.92
                                         2004   59,849   1.218 - 1.357     74,443          --         1.40 - 2.40        1.42 - 8.43
                                         2003   59,945   1.135 - 1.256     68,824          --         1.40 - 2.25       5.58 - 37.35

LMPVET Appreciation                      2007   20,864   1.218 - 1.571     27,697        1.04         1.40 - 2.50        5.74 - 6.94
   Subaccount (Class I)                  2006   22,505   1.145 - 1.475     27,954        1.10         1.40 - 2.50      11.09 - 13.18
                                         2005   24,355   1.016 - 1.308     26,761        0.84         1.40 - 2.40        1.58 - 7.29
                                         2004   25,168   1.022 - 1.277     26,698        1.14         1.40 - 2.40        3.48 - 7.22
                                         2003   24,486   0.956 - 1.195     24,001        0.71         1.40 - 2.25       5.25 - 30.24

LMPVET Appreciation
   Subaccount (Class II) (b)             2007    2,079   1.157 - 1.674      3,155        0.79         1.40 - 2.25        1.21 - 1.35

LMPVET Capital Subaccount                2007   19,830   1.165 - 1.690     28,902        0.37         1.40 - 2.50      (0.68) - 0.48
                                         2006   23,023   1.166 - 1.682     33,725        0.60         1.40 - 2.50      10.89 - 11.98
                                         2005   26,340   1.046 - 1.502     34,871        0.37         1.40 - 2.50      (1.29) - 8.18
                                         2004   25,718   1.174 - 1.447     33,676        0.37         1.40 - 2.40        3.30 - 5.16
                                         2003   15,221   1.127 - 1.376     19,820        0.11         1.40 - 2.40       2.08 - 34.70

LMPVET Dividend Strategy                 2007    1,382   0.947 - 1.408      1,516        2.04         1.40 - 2.40        3.85 - 4.96
   Subaccount                            2006    1,267   0.906 - 1.347      1,316        2.07         1.40 - 2.40      15.16 - 16.31
                                         2005    1,621   0.782 - 1.163      1,441        2.10         1.40 - 2.40      (2.52) - 0.82
                                         2004    1,247   0.798 - 1.186      1,128        1.10         1.40 - 2.40      (0.98) - 8.43
                                         2003    1,033   0.786 - 1.168        875        0.63         1.40 - 2.25       3.19 - 28.92

LMPVET Equity Index                      2007  510,910   0.930 - 1.578    635,436        1.59         1.40 - 3.50        1.56 - 3.68
   Subaccount (Class I)                  2006  696,948   0.908 - 1.539    846,950        1.53         1.40 - 3.50      11.34 - 13.84
                                         2005  802,906   0.809 - 1.381    875,448        1.49         1.40 - 3.60        0.77 - 3.08
                                         2004  827,617   0.796 - 1.368    888,905        1.66         1.40 - 3.60        6.60 - 8.99
                                         2003  790,182   0.740 - 1.282    784,654        1.44         1.40 - 3.60      23.60 - 28.20

LMPVET Equity Index                      2007   21,414   1.009 - 1.567     22,881        1.52         1.40 - 2.40        2.45 - 3.48
   Subaccount (Class II)                 2006   24,119   0.980 - 1.521     25,004        1.31         1.40 - 2.40      12.38 - 13.56
                                         2005   26,715   0.866 - 1.345     24,421        1.18         1.40 - 2.40        1.81 - 5.00
                                         2004   30,095   0.846 - 1.314     26,509        1.36         1.40 - 2.40        5.72 - 8.71
                                         2003   31,647   0.781 - 1.213     25,480        1.05         1.40 - 2.40       0.27 - 32.28

LMPVET Fundamental Value                 2007   38,925   1.186 - 1.641     60,012        1.28         1.40 - 2.40    (5.30) - (0.13)
   Subaccount (Class I)                  2006   28,840   1.194 - 1.650     44,554        1.55         1.40 - 2.40      14.03 - 15.14
                                         2005   33,539   1.042 - 1.439     45,112        0.90         1.40 - 2.40        1.76 - 6.47
                                         2004   37,666   1.233 - 1.398     49,206        0.66         1.40 - 2.40        0.90 - 7.09
                                         2003   37,720   1.168 - 1.315     46,332        0.64         1.40 - 2.25       1.83 - 45.30

                                                       AS OF DECEMBER 31                       FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------  -------------------------------------------------
                                                       UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                               UNITS      LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000S)    HIGHEST ($)    ($000S)      RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  --------------  ----------  -------------  ----------------  ---------------
LMPVET Global Equity Subaccount          2007   5,768  1.229 - 1.871      9,189         0.56         1.40 - 2.50        2.33 - 3.48
                                         2006   6,106  1.194 - 1.808      9,469         1.13         1.40 - 2.50      12.38 - 13.57
                                         2005   6,570  1.056 - 1.592      9,049         0.84         1.40 - 2.50        4.00 - 8.98
                                         2004   4,207  1.226 - 1.515      5,718         0.59         1.40 - 2.40        4.03 - 9.24
                                         2003   1,708  1.139 - 1.394      2,261         0.26         1.40 - 2.40       1.61 - 39.46

LMPVET International All Cap             2007   5,884  0.934 - 2.024      5,655         0.90         1.40 - 2.20        3.99 - 4.79
   Opportunity Subaccount                2006   6,613  0.894 - 1.938      6,063         2.09         1.40 - 2.20      23.11 - 24.22
                                         2005   7,392  0.724 - 1.568      5,465         1.32         1.40 - 2.20       9.32 - 10.13
                                         2004   8,715  0.659 - 1.429      5,867         0.86         1.40 - 2.20      15.60 - 18.88
                                         2003  11,293  0.570 - 1.234      6,532         1.10         1.40 - 2.00      20.33 - 32.97

LMPVET Investors Subaccount (Class I)    2007  18,649  1.240 - 1.675     27,296         1.46         1.40 - 2.35        1.46 - 2.43
                                         2006   8,987  1.217 - 1.642     12,941         1.56         1.40 - 2.35      15.58 - 16.63
                                         2005  11,202  1.049 - 1.413     13,841         1.17         1.40 - 2.35        4.12 - 6.93
                                         2004  12,331  1.153 - 1.351     14,502         1.39         1.40 - 2.25        2.76 - 8.91
                                         2003  14,232  1.064 - 1.246     15,341         1.47         1.40 - 2.05       3.89 - 37.38

LMPVET Large Cap Growth                  2007  30,054  0.994 - 1.484     31,236         0.04         1.40 - 2.40        2.75 - 3.85
   Subaccount (Class I)                  2006  34,705  0.961 - 1.435     34,779         0.15         1.40 - 2.40        2.13 - 3.14
                                         2005  39,492  0.936 - 1.397     38,465         0.13         1.40 - 2.40       0.20 - 11.99
                                         2004  43,792  0.905 - 1.352     40,897         0.35         1.40 - 2.40    (5.19) - (0.35)
                                         2003  46,327  0.918 - 1.371     43,289         0.02         1.40 - 2.25       3.17 - 47.74

LMPVET Mid Cap Core                      2007   9,556  1.269 - 1.708     16,083         0.37         1.40 - 2.40        4.60 - 5.63
   Subaccount (Class I)                  2006  11,609  1.208 - 1.620     18,528         0.52         1.40 - 2.40      12.05 - 13.24
                                         2005  13,957  1.072 - 1.436     19,690         0.60         1.40 - 2.40       2.58 - 12.72
                                         2004  15,651  1.247 - 1.350     20,750           --         1.40 - 2.40      (0.08) - 8.88
                                         2003  16,569  1.158 - 1.245     20,229           --         1.40 - 2.25       0.96 - 36.18

LMPVET Multiple Discipline Large Cap     2007      --  1.142 - 1.652         --         0.50         1.40 - 2.25        1.31 - 2.04
   Growth and Value Subaccount (c)       2006   2,799  1.124 - 1.619      4,096         0.78         1.40 - 2.25       8.49 - 10.74
                                         2005   2,948  1.048 - 1.462      3,882         0.67         1.40 - 2.25        1.20 - 3.35
                                         2004   2,708  1.171 - 1.432      3,556         0.89         1.40 - 2.25      (0.68) - 8.28
                                         2003   1,724  1.122 - 1.360      2,235         0.76         1.40 - 2.25       2.19 - 33.99

LMPVET Small Cap Growth                  2007   5,708  1.287 - 1.977      9,775           --         1.40 - 2.40        0.78 - 8.50
   Subaccount (Class I)                  2006   4,871  1.537 - 1.830      7,710           --         1.40 - 2.40      10.13 - 11.13
                                         2005   5,485  1.388 - 1.652      7,815           --         1.40 - 2.40        2.38 - 3.50
                                         2004   5,666  1.347 - 1.604      7,813           --         1.40 - 2.40       5.84 - 13.49
                                         2003   5,986  1.191 - 1.418      7,249           --         1.40 - 2.40       2.15 - 60.05

LMPVPI All Cap Subaccount (Class I) (a)  2007      --  1.515 - 1.733         --         0.29         1.40 - 2.40        4.67 - 4.99
                                         2006  16,546  1.447 - 1.653     25,663         1.29         1.40 - 2.40      15.30 - 16.46
                                         2005  18,894  1.255 - 1.425     25,192         0.84         1.40 - 2.40        1.54 - 2.60
                                         2004  21,027  1.236 - 1.395     27,387         0.52         1.40 - 2.40        0.98 - 6.86
                                         2003  22,824  1.170 - 1.311     27,887         0.26         1.40 - 2.20       0.34 - 46.15

LMPVPII Growth and Income                2007     --   1.274 - 1.544         --         0.06         1.40 - 2.20        4.19 - 4.59
   Subaccount (Class I) (a)              2006     565  1.220 - 1.479        746         0.39         1.40 - 2.20       9.97 - 10.78
                                         2005     628  1.105 - 1.340        752         0.35         1.40 - 2.20        1.38 - 2.19
                                         2004     707  1.086 - 1.316        834         0.86         1.40 - 2.20        6.09 - 6.91
                                         2003     756  1.020 - 1.237        811         0.46         1.40 - 2.20      10.70 - 32.69


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

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
LMPVPV Small Cap Growth                  2007      --  1.273 - 1.880        --         0.02         1.40 - 2.40        6.42 - 6.75
   Opportunities Subaccount (a)          2006   1,988  1.194 - 1.763     2,785           --         1.40 - 2.40       4.65 - 11.36
                                         2005   2,422  1.123 - 1.590     3,105           --         1.40 - 2.40       0.00 - 11.71
                                         2004   2,238  1.090 - 1.543     2,798         0.08         1.40 - 2.40     (0.14) - 17.67
                                         2003   1,932  0.960 - 1.359     1,986           --         1.40 - 2.25       2.07 - 54.61

LMPVPI Large Cap Growth                  2007      --  1.232 - 1.483        --           --         1.40 - 2.00        4.03 - 4.32
   Subaccount (Class I) (a)              2006     515  1.183 - 1.425       634           --         1.40 - 2.00        2.17 - 2.73
                                         2005     793  1.156 - 1.392       949         0.02         1.40 - 2.00        3.13 - 3.81
                                         2004     625  1.118 - 1.346       726         0.16         1.40 - 2.00    (1.47) - (0.88)
                                         2003     580  1.133 - 1.364       665         0.04         1.40 - 2.00      26.25 - 42.50

LMPVPII Aggressive Growth                2007      --  1.371 - 1.705        --           --         1.40 - 2.00        3.43 - 3.59
   Subaccount (Class I) (a)              2006     654  1.324 - 1.648       948           --         1.40 - 2.00        8.85 - 9.59
                                         2005   1,044  1.211 - 1.511     1,344           --         1.40 - 2.00        7.75 - 8.35
                                         2004     924  1.120 - 1.400     1,124           --         1.40 - 2.00        6.90 - 7.55
                                         2003     828  1.043 - 1.306       952           --         1.40 - 2.00       9.86 - 38.13

LMPVET Capital and Income                2007  19,503  1.156 - 1.505    26,580         1.14         1.40 - 2.40        2.86 - 3.94
   Subaccount (Class II)                 2006  21,523  1.119 - 1.448    28,520         1.56         1.40 - 2.40        0.48 - 8.95
                                         2005  22,405  1.032 - 1.329    27,404         1.24         1.40 - 2.40        0.96 - 4.24
                                         2004  20,182  1.115 - 1.293    24,276         0.98         1.40 - 2.40        0.90 - 3.52
                                         2003  11,039  1.088 - 1.249    13,312         0.57         1.40 - 2.40       3.52 - 23.08

LMPVIT Adjustable Rate Income            2007   3,229  0.989 - 1.033     3,282         4.37         1.40 - 2.40      (1.10) - 0.00
   Subaccount                            2006   3,734  1.000 - 1.033     3,811         4.71         1.40 - 2.40        1.73 - 2.68
                                         2005   3,871  0.983 - 1.006     3,862         3.28         1.40 - 2.40      (0.10) - 0.90
                                         2004   3,037  0.984 - 0.997     3,010         2.24         1.40 - 2.40    (1.20) - (0.20)
                                         2003     192  0.996 - 0.999       191         0.85         1.40 - 2.40      (0.30) - 0.00

LMPVIT Diversified Strategic Income      2007   9,550  1.107 - 1.306    12,175         4.87         1.40 - 2.40      (0.44) - 0.62
   Subaccount                            2006  11,836  1.109 - 1.298    15,042         5.76         1.40 - 2.40        2.90 - 3.92
                                         2005  13,581  1.075 - 1.249    16,621         5.25         1.40 - 2.40        0.18 - 1.42
                                         2004  15,046  1.100 - 1.235    18,290         4.81         1.40 - 2.40        3.67 - 5.26
                                         2003  15,907  1.057 - 1.174    18,523         6.38         1.40 - 2.20       0.76 - 10.23

LMPVIT High Income Subaccount            2007  14,004  1.072 - 1.481    17,958         8.34         1.40 - 2.40    (2.02) - (1.11)
                                         2006  15,674  1.089 - 1.504    20,307         7.56         1.40 - 2.40        8.33 - 9.44
                                         2005  17,665  1.000 - 1.379    20,957         7.64         1.40 - 2.40      (0.91) - 2.06
                                         2004  19,445  1.121 - 1.369    22,743         8.71         1.40 - 2.40        7.44 - 9.51
                                         2003  18,911  1.033 - 1.262    20,255         9.13         1.40 - 2.25       0.27 - 25.81

LMPVIT Money Market Subaccount           2007  30,893  1.026 - 1.148    34,408         4.78         1.40 - 2.40        2.39 - 3.52
                                         2006  29,384  1.000 - 1.109    31,769         4.54         1.40 - 2.40        2.24 - 3.16
                                         2005  25,021  0.977 - 1.075    26,434         2.76         1.40 - 2.40        0.31 - 1.42
                                         2004  28,307  0.971 - 1.060    29,632         0.87         1.40 - 2.40    (1.51) - (0.56)
                                         2003  32,260  0.984 - 1.066    34,143         0.67         1.40 - 2.40    (1.40) - (0.10)

LMPVPIII Large Cap Value Subaccount (a)  2007      --  1.276 - 1.670        --         0.38         1.40 - 2.20        4.88 - 5.13
                                         2006  14,404  1.215 - 1.591    17,784         1.23         1.40 - 2.20      15.69 - 16.65
                                         2005  16,048  1.046 - 1.372    17,016         1.52         1.40 - 2.20        4.20 - 5.01
                                         2004  19,248  1.000 - 1.314    19,458         1.85         1.40 - 2.20        8.18 - 9.11
                                         2003  21,186  0.920 - 1.212    19,661         1.73         1.40 - 2.20      19.57 - 26.51


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

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                               ---------------------------------  ------------------------------------------------
                                                       UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                               (000s)   HIGHEST ($)     ($000s)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                               ------  -------------  ----------  -------------  ---------------- ----------------
Lord Abbett Growth and Income            2007      --  1.227 - 1.693        --           --         1.40 - 2.40       3.67 -  3.99
   Subaccount (Class VC) (a)             2006   5,963  1.182 - 1.628     9,179         1.34         1.40 - 2.40      14.49 - 15.63
                                         2005   5,440  1.027 - 1.408     7,265         1.13         1.40 - 2.40      (0.98) - 7.54
                                         2004   3,429  1.253 - 1.382     4,595         1.25         1.40 - 2.40       7.28 - 11.09
                                         2003   1,289  1.141 - 1.244     1,588         1.19         1.40 - 2.20       2.24 - 22.07

Lord Abbett Mid-Cap Value                2007      --  1.305 - 2.007        --           --         1.40 - 2.50       9.88 - 10.27
   Subaccount (Class VC) (a)             2006   6,904  1.185 - 1.820    11,884         0.49         1.40 - 2.50       9.48 - 10.71
                                         2005   7,589  1.076 - 1.644    11,900         0.51         1.40 - 2.50       4.53 - 13.03
                                         2004   5,149  1.398 - 1.541     7,715         0.45         1.40 - 2.40       0.86 - 22.30
                                         2003   1,811  1.155 - 1.260     2,264         1.07         1.40 - 2.25       0.26 - 23.99

MIST Batterymarch Mid-Cap Stock          2007   1,568  1.489 - 1.753     2,429         0.30         1.40 - 2.00       3.95 -  4.57
   Subaccount (Class A)                  2006   1,702  1.429 - 1.683     2,520           --         1.40 - 2.00    (5.06) - (4.68)

MIST BlackRock High Yield                2007   1,284  1.362 - 1.434     1,795        10.20         1.29 - 2.09        0.57 - 1.30
   Subaccount (Class A)                  2006   1,629  1.350 - 1.421     2,250           --         1.40 - 2.20        4.95 - 5.57

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)              2007   6,780  1.033 - 1.702     7,353           --         1.40 - 2.50      (0.70) - 0.00

MIST BlackRock Large-Cap Core            2007      --  1.035 - 1.706        --         0.69         1.40 - 2.50        4.53 - 4.93
   Subaccount (Class A) (a)              2006   7,745  0.988 - 1.628     7,983           --         1.40 - 2.50        5.31 - 6.07

MIST Dreman Small-Cap Value              2007     970  1.289 - 1.328     1,280           --         1.40 - 2.50   (11.59) - (2.35)
   Subaccount (Class A)                  2006     535  1.337 - 1.360       724         0.62         1.40 - 2.40       6.03 - 17.13

MIST Harris Oakmark International        2007   6,922  1.109 - 1.903     8,917         0.93         1.39 - 2.49   (11.52) - (2.23)
   Subaccount (Class A)                  2006   6,710  1.139 - 1.954     8,895           --         1.36 - 2.36       9.61 - 10.40

MIST Janus Forty Subaccount (Class A)    2007   8,920  0.859 - 2.101     8,138         0.17         1.40 - 2.20      10.73 - 28.49
                                         2006   9,058  0.671 - 1.640     6,601           --         1.40 - 2.20        2.09 - 2.69

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)              2007     374  1.119 - 1.144       423           --         1.40 - 2.25   (14.80) - (9.15)

MIST Legg Mason Partners Managed Assets  2007     212  1.228 - 1.265       268         2.47         1.40 - 2.20      (0.32) - 4.89
   Subaccount (Class A)                  2006     203  1.194 - 1.206       244           --         1.40 - 1.80        5.57 - 5.79

MIST Lord Abbett Bond Debenture          2007   2,104  1.364 - 1.486     2,944         5.43         1.40 - 2.20        4.52 - 5.41
   Subaccount (Class A)                  2006   2,436  1.300 - 1.416     3,241           --         1.40 - 2.20        4.42 - 4.88

MIST Lord Abbett Growth and Income       2007  20,355  1.082 - 1.106    22,311         0.67         1.15 - 2.50      (2.16) - 2.50
   Subaccount (Class B)                  2006  16,165  1.069 - 1.079    17,383           --         1.15 - 2.50        6.79 - 7.79

MIST Lord Abbett Mid-Cap Value           2007  10,309  1.045 - 1.065    10,913         0.07         1.40 - 2.50   (10.68) - (0.75)
   Subaccount (Class B)                  2006     578  1.068 - 1.073       619           --         1.40 - 2.20       3.89 - 14.42

MIST Met/AIM Capital Appreciation        2007   1,472  1.055 - 1.583     1,822         0.09         1.40 - 2.25       9.44 - 10.29
   Subaccount (Class A)                  2006   1,460  0.960 - 1.440     1,655         0.17         1.40 - 2.25    (1.65) - (1.01)

MIST Met/AIM Small Cap Growth            2007     359  1.393 - 1.430       511           --         1.40 - 2.40        8.74 - 9.83
   Subaccount (Class A)                  2006     127  1.281 - 1.302       165           --         1.40 - 2.40     (1.31) - 14.16

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)              2007     686  2.125 - 3.585     1,507           --         1.40 - 2.20      10.46 - 25.40

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ---------------- ----------------
MIST MFS Research International
   Subaccount (Class B) (b)               2007   4,232  1.554 - 2.235     7,041           --         1.40 - 2.20      (0.85) - 4.59

MIST MFS Value Subaccount (Class A)       2007   4,985  1.305 - 1.496     7,375           --         1.40 - 2.40        5.03 - 6.10
                                          2006   4,445  1.236 - 1.410     6,215         1.57         1.40 - 2.40       0.58 - 10.68

MIST Neuberger Berman Real Estate         2007   4,818  1.008 - 1.026     4,927         1.26         1.40 - 2.50   (16.90) - (2.70)
   Subaccount (Class A)                   2006   7,149  1.213 - 1.222     8,723           --         1.40 - 2.50       3.93 - 21.83

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)               2007   5,457  1.061 - 1.223     6,545           --         1.40 - 2.50        5.66 - 6.44

MIST Pioneer Fund Subaccount (Class A)    2007     545  1.314 - 1.650       864         0.78         1.40 - 2.35        2.50 - 3.58
                                          2006     418  1.282 - 1.593       636           --         1.40 - 2.35        7.00 - 7.64

MIST Pioneer Mid-Cap Value                2007      --  1.284 - 1.304        --         0.51         1.40 - 2.20       7.99 - 10.51
   Subaccount (Class A) (a)               2006     184  1.166 - 1.180       216         0.26         1.40 - 2.15       4.86 - 14.59

MIST Pioneer Strategic Income             2007   5,144  1.101 - 1.547     7,471         0.66         1.40 - 2.40        4.08 - 5.17
   Subaccount (Class A)                   2006   4,573  1.052 - 1.471     6,356         5.11         1.40 - 2.40        1.64 - 3.66

MIST Third Avenue Small Cap Value         2007  14,577  0.969 - 0.985    14,308         0.47         1.40 - 2.40   (10.20) - (4.37)
   Subaccount (Class B)                   2006   6,235  1.023 - 1.030     6,411           --         1.40 - 2.40        1.99 - 5.99

MSF BlackRock Aggressive Growth           2007  13,328  0.686 - 1.813    10,040           --         1.40 - 2.40      17.57 - 18.82
   Subaccount (Class D)                   2006  15,366  0.580 - 1.533     9,659           --         1.40 - 2.40    (2.92) - (0.09)

MSF BlackRock Bond Income                 2007   3,672  1.146 - 1.346     4,852         3.27         1.40 - 2.00        4.18 - 4.83
   Subaccount (Class A)                   2006   4,196  1.100 - 1.284     5,303           --         1.40 - 2.00        3.68 - 3.97

MSF BlackRock Bond Income                 2007  13,734  1.072 - 1.315    17,299         3.15         1.40 - 2.50        3.55 - 4.70
   Subaccount (Class E)                   2006  15,501  1.042 - 1.256    18,640           --         1.40 - 2.40        3.27 - 3.89

MSF BlackRock Money Market                2007  36,314  1.043 - 1.245    44,661         4.93         1.40 - 2.00        2.96 - 3.66
   Subaccount (Class A)                   2006  17,555  1.013 - 1.201    20,882         3.29         1.40 - 2.00        2.01 - 2.30

MSF Capital Guardian U.S. Equity          2007   6,847  0.723 - 1.346     5,108         0.35         1.40 - 2.25    (6.65) - (1.46)
   Subaccount (Class A)                   2006   4,806  0.737 - 1.371     3,647           --         1.40 - 2.25        2.32 - 2.86

MSF FI Large Cap Subaccount (Class A)     2007  23,441  0.849 - 1.407    20,786         0.17         1.40 - 2.40        1.48 - 2.58
                                          2006  27,324  0.832 - 1.378    23,627           --         1.40 - 2.40        0.79 - 1.46

MSF FI Value Leaders                      2007  15,102  1.132 - 1.504    21,291         0.84         1.40 - 2.40        1.66 - 2.68
   Subaccount (Class D)                   2006  17,467  1.108 - 1.471    24,027           --         1.40 - 2.40        2.00 - 2.68

MSF MetLife Aggressive Allocation         2007   1,143  1.061 - 1.081     1,232         0.06         1.40 - 2.50      (7.41) - 1.79
   Subaccount (Class B)                   2006   1,025  1.054 - 1.062     1,088           --         1.40 - 2.50        5.19 - 5.99

MSF MetLife Conservative Allocation       2007   1,906  1.077 - 1.087     2,066           --         1.40 - 1.95        3.35 - 4.12
   Subaccount (Class B)                   2006   1,185  1.040 - 1.044     1,235           --         1.40 - 1.95        3.90 - 4.30

MSF MetLife Conservative to Moderate      2007   3,961  1.071 - 1.086     4,281           --         1.40 - 2.20      (0.37) - 3.33
   Allocation Subaccount (Class B)        2006   1,496  1.045 - 1.051     1,569           --         1.40 - 2.15        4.29 - 4.89

MSF MetLife Moderate Allocation           2007   6,915  1.073 - 1.086     7,467         0.01         1.40 - 2.15        2.09 - 2.84
   Subaccount (Class B)                   2006   4,206  1.051 - 1.056     4,432           --         1.40 - 2.15        4.15 - 5.39

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
MSF MetLife Moderate to Aggressive        2007   6,637  1.069 - 1.086     7,164        0.03          1.40 - 2.35      (0.56) - 2.36
   Allocation Subaccount (Class B)        2006   3,708  1.054 - 1.061     3,924          --          1.40 - 2.35        5.19 - 5.89

MSF MFS Total Return                      2007  49,655  1.137 - 1.547    74,381        1.99          1.40 - 2.50        1.58 - 2.72
   Subaccount (Class F)                   2006  56,041  1.113 - 1.506    81,925          --          1.40 - 2.50        6.18 - 7.04

MSF Morgan Stanley EAFE Index             2007   1,121  1.184 - 1.188     1,329        0.63          1.40 - 1.60        9.02 - 9.29
   Subaccount (Class A)                   2006      73  1.086 - 1.087        80          --          1.40 - 1.60      15.90 - 18.41

MSF Oppenheimer Global Equity             2007   6,590  1.085 - 1.103     7,242        0.88          1.40 - 2.40        3.73 - 4.85
   Subaccount (Class B)                   2006   6,643  1.045 - 1.052     6,979          --          1.34 - 2.34        4.92 - 5.62

MSF Russell 2000 Index
   Subaccount (Class A) (b)               2007   2,854  1.530 - 1.561     4,409          --          1.40 - 1.60    (7.89) - (7.80)

MSF T. Rowe Price Large Cap Growth        2007  17,433  1.136 - 1.152    20,033        0.20          1.40 - 2.20      (0.18) - 7.66
   Subaccount (Class B)                   2006  20,169  1.064 - 1.070    21,564          --          1.40 - 2.20        6.61 - 7.21

MSF Western Asset Management High         2007      --  1.201 - 1.209        --       10.95          1.40 - 1.60        3.80 - 3.96
   Yield Bond Subaccount (Class A) (a)    2006     155  1.157 - 1.163       180          --          1.40 - 1.60        6.24 - 6.31

MSF Western Asset Management              2007     312  1.091 - 1.115       345        3.07          1.25 - 1.85        1.10 - 3.05
   U.S. Government Subaccount (Class A)   2006      52  1.077 - 1.082        56          --          1.25 - 1.45        3.56 - 3.64

PIMCO VIT Real Return                     2007      --  0.999 - 1.148        --        1.55          1.40 - 2.50        1.72 - 2.06
   Subaccount (Administrative Class) (a)  2006   6,380  0.981 - 1.125     7,080        4.24          1.40 - 2.50    (1.79) - (0.71)
                                          2005   6,401  0.993 - 1.133     7,180        2.82          1.40 - 2.50      (0.70) - 0.71
                                          2004   5,123  1.110 - 1.125     5,741        1.05          1.40 - 2.40      (0.18) - 7.35
                                          2003   1,642  1.042 - 1.048     1,718        0.48          1.40 - 2.25      (0.19) - 4.81

PIMCO VIT Total Return                    2007  38,392  1.088 - 1.346    49,274        4.80          1.40 - 2.50        6.06 - 7.25
   Subaccount (Administrative Class)      2006  41,512  1.020 - 1.255    49,901        4.42          1.40 - 2.50        0.48 - 2.37
                                          2005  43,917  1.001 - 1.226    51,745        3.41          1.40 - 2.40        0.00 - 1.36
                                          2004  44,262  1.048 - 1.213    52,072        1.88          1.40 - 2.40        0.77 - 3.41
                                          2003  46,045  1.024 - 1.173    53,044        2.86          1.40 - 2.25        0.10 - 3.62

Putnam VT Discovery Growth                2007     599  0.948 - 1.634       578          --          1.40 - 2.20        7.95 - 8.83
   Subaccount (Class IB)                  2006     436  0.875 - 1.508       391          --          1.40 - 2.20        8.64 - 9.55
                                          2005     408  0.802 - 1.383       335          --          1.40 - 2.20        4.92 - 5.69
                                          2004     427  0.761 - 1.313       332          --          1.40 - 2.20        5.25 - 6.18
                                          2003     481  0.721 - 1.242       355          --          1.40 - 2.20       3.60 - 41.46

Putnam VT International Equity            2007      --  1.490 - 2.143        --        2.86          1.40 - 2.20        8.06 - 8.38
   Subaccount (Class IB) (a)              2006   4,354  1.377 - 1.981     6,335        0.58          1.40 - 2.20      12.33 - 25.94
                                          2005   3,917  1.098 - 1.579     4,547        1.48          1.40 - 2.20       9.78 - 10.58
                                          2004   4,207  0.996 - 1.433     4,403        1.61          1.40 - 2.20      13.68 - 14.63
                                          2003   5,465  0.873 - 1.255     4,950        0.79          1.40 - 2.20       4.41 - 36.91

Putnam VT Small Cap Value                 2007      --  1.297 - 2.300        --        0.54          1.40 - 2.40        6.48 - 6.86
   Subaccount (Class IB) (a)              2006   6,232  1.216 - 2.156    12,221        0.32          1.40 - 2.40      14.53 - 15.64
                                          2005   7,054  1.056 - 1.871    11,997        0.18          1.40 - 2.40       0.68 - 13.21
                                          2004   6,803  1.521 - 1.780    11,022        0.35          1.40 - 2.40      11.65 - 24.40
                                          2003   6,680  1.235 - 1.436     8,691        0.32          1.40 - 2.25       0.00 - 56.94

                                                        AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                ---------------------------------  ------------------------------------------------
                                                        UNIT VALUE(1)              INVESTMENT(2)  EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                 UNITS    LOWEST TO    NET ASSETS     INCOME         LOWEST TO         LOWEST TO
                                                (000S)   HIGHEST ($)     ($000S)     RATIO (%)       HIGHEST (%)      HIGHEST (%)
                                                ------  -------------  ----------  -------------  ----------------  ---------------
Van Kampen LIT Comstock                   2007   2,695  1.194 - 1.614     3,427        1.63          1.40 - 2.20    (4.47) - (3.69)
   Subaccount (Class II)                  2006   3,156  1.245 - 1.683     4,164        1.38          1.40 - 2.20      13.58 - 14.38
                                          2005   3,716  1.092 - 1.476     4,344        0.96          1.40 - 2.20        1.82 - 2.68
                                          2004   3,828  1.068 - 1.444     4,340        0.78          1.40 - 2.20      14.84 - 15.81
                                          2003   4,051  0.926 - 1.252     3,934        0.62          1.40 - 2.20      25.58 - 31.61

Van Kampen LIT Enterprise                 2007     351  0.967 - 0.994       345        0.16          1.40 - 1.80      10.39 - 10.94
   Subaccount (Class II)                  2006     360  0.876 - 1.329       319        0.22          1.40 - 2.20        4.40 - 5.29
                                          2005     521  0.835 - 1.288       467        0.51          1.40 - 2.20        5.56 - 6.38
                                          2004     616  0.788 - 1.216       518        0.14          1.40 - 2.20        1.52 - 2.30
                                          2003     665  0.773 - 1.193       548        0.22          1.40 - 2.20       9.05 - 23.93

Van Kampen LIT Strategic Growth           2007  15,200  0.889 - 1.552    13,848        0.05          1.40 - 2.40      14.20 - 15.37
   Subaccount (Class I)                   2006  17,726  0.774 - 1.351    14,168          --          1.40 - 2.40        0.41 - 1.40
                                          2005  20,659  0.766 - 1.338    16,241        0.27          1.40 - 2.40       5.41 - 13.65
                                          2004  24,100  0.722 - 1.262    17,717          --          1.40 - 2.40       1.56 - 10.17
                                          2003  29,344  0.687 - 1.200    20,412          --          1.40 - 2.40       2.58 - 27.12

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                    AIM V.I. CORE EQUITY  AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                         SUBACCOUNT                SUBACCOUNT                  SUBACCOUNT
                                         (SERIES I)                 (CLASS 2)                   (CLASS 2)
                                   ---------------------  ----------------------------  ------------------------
                                     2007 (a)    2006            2007        2006           2007         2006
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   beginning of year                2,094,655         --      50,190,254  49,414,866    103,614,238  106,505,439
Accumulation units issued and
   transferred from other funding
   options                              7,196  2,335,777       3,764,208   5,126,890      3,637,115    7,438,851
Accumulation units redeemed and
   transferred to other funding
   options                         (2,101,851)  (241,122)     (5,442,642) (4,351,502)   (12,946,369) (10,330,052)
Annuity units                              --         --              --          --             --           --
                                   ----------  ---------      ----------  ----------    -----------  -----------
Accumulation and annuity units
   end of year                             --  2,094,655      48,511,820  50,190,254     94,304,984  103,614,238
                                   ==========  =========      ==========  ==========    ===========  ===========

                                        DREYFUS VIF
                                    DEVELOPING LEADERS   DWS VIT SMALL CAP INDEX  FIDELITY VIP CONTRAFUND
                                        SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                     (INITIAL SHARES)           (CLASS A)            (SERVICE CLASS 2)
                                   --------------------  -----------------------  -----------------------
                                      2007       2006      2007 (a)      2006         2007        2006
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   beginning of year               3,603,600  4,312,595    3,793,537   4,824,507    6,101,415   6,806,143
Accumulation units issued and
   transferred from other funding
   options                            42,056     68,011       39,470     143,588      527,304     406,374
Accumulation units redeemed and
   transferred to other funding
   options                          (717,394)  (777,006)  (3,833,007) (1,174,558)  (1,660,776) (1,111,102)
Annuity units                             --         --           --          --           --          --
                                   ---------  ---------   ----------  ----------   ----------  ----------
Accumulation and annuity units
   end of year                     2,928,262  3,603,600           --   3,793,537    4,967,943   6,101,415
                                   =========  =========   ==========  ==========   ==========  ==========

                                   AMERICAN FUNDS GROWTH-INCOME  CREDIT SUISSE TRUST EMERGING  DREYFUS VIF APPRECIATION
                                            SUBACCOUNT                      MARKETS                   SUBACCOUNT
                                             (CLASS 2)                    SUBACCOUNT               (INITIAL SHARES)
                                   ----------------------------  ----------------------------  ------------------------
                                         2007        2006             2007 (a)    2006              2007       2006
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   beginning of year                  94,505,141  97,605,047           837,619   847,806         1,395,412  1,661,622
Accumulation units issued and
   transferred from other funding
   options                             3,192,881   6,175,162             6,263   175,594             9,592     35,383
Accumulation units redeemed and
   transferred to other funding
   options                            (9,900,828) (9,275,068)         (843,882) (185,781)         (290,308)  (301,593)
Annuity units                                 --          --                --        --                --         --
                                      ----------  ----------          --------  --------         ---------  ---------
Accumulation and annuity units
   end of year                        87,797,194  94,505,141                --   837,619         1,114,696  1,395,412
                                      ==========  ==========          ========  ========         =========  =========

                                                                  FIDELITY
                                                             VIP DYNAMIC CAPITAL        FIDELITY
                                    FIDELITY VIP CONTRAFUND     APPRECIATION           VIP MID CAP
                                          SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                        (SERVICE CLASS)       (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                    -----------------------  -------------------  -----------------------
                                        2007        2006         2007      2006       2007        2006
                                     ----------  ----------    --------  -------  -----------  ----------
Accumulation and annuity units
   beginning of year                 19,732,513  19,531,218     233,484   58,116    9,659,437   9,577,957
Accumulation units issued and
   transferred from other funding
   options                            2,156,430   3,122,995      26,660    1,018      738,311   2,168,944
Accumulation units redeemed and
   transferred to other funding
   options                           (2,841,911) (2,921,700)   (132,129) (25,650)  (1,982,038) (2,087,464)
Annuity units                                --          --          --       --           --          --
                                     ----------  ----------    --------  -------  ----------   ----------
Accumulation and annuity units
   end of year                       19,047,032  19,732,513     128,015   33,484    8,415,710   9,659,437
                                     ==========  ==========    ========  =======  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   FTVIPT FRANKLIN INCOME  FTVIPT FRANKLIN SMALL-MID CAP  FTVIPT TEMPLETON DEVELOPING
                                         SECURITIES              GROWTH SECURITIES             MARKETS SECURITIES
                                         SUBACCOUNT                 SUBACCOUNT                     SUBACCOUNT
                                          (CLASS 2)                  (CLASS 2)                     (CLASS 2)
                                   ----------------------  -----------------------------  ---------------------------
                                       2007       2006         2007            2006           2007           2006
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   beginning of year                4,236,758  1,900,195     9,087,711      10,844,985      4,307,996      3,303,010
Accumulation units issued and
   transferred from other funding
   options                          2,655,365  3,016,682       313,379         175,693      2,329,884      2,269,090
Accumulation units redeemed and
   transferred to other funding
   options                           (622,618)  (680,119)   (1,269,299)     (1,932,967)    (2,480,458)    (1,264,104)
Annuity units                              --         --            --              --             --             --
                                    ---------  ---------    ----------      ----------     ----------     ----------
Accumulation and annuity units
   end of year                      6,269,505  4,236,758     8,131,791       9,087,711      4,157,422      4,307,996
                                    =========  =========    ==========      ==========     ==========     ==========

                                   JANUS ASPEN MID CAP GROWTH  JANUS ASPEN WORLDWIDE GROWTH  LMPIS PREMIER SELECTIONS
                                           SUBACCOUNT                   SUBACCOUNT                ALL CAP GROWTH
                                        (SERVICE SHARES)             (SERVICE SHARES)               SUBACCOUNT
                                   --------------------------  ----------------------------  ------------------------
                                       2007           2006          2007           2006        2007 (a)       2006
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and annuity units
   beginning of year                10,334,662     12,036,964     4,002,013     4,616,624      1,461,635    1,615,227
Accumulation units issued and
   transferred  from other funding
   options                             579,318        668,034       437,800        46,272         18,755       53,811
Accumulation units redeemed and
   transferred to other funding
   options                          (1,147,835)    (2,370,336)   (1,032,518)     (660,883)    (1,480,390)    (207,403)
Annuity units                               --             --            --            --             --           --
                                    ----------     ----------    ----------     ---------     ----------    ---------
Accumulation and  annuity units
   end of year                       9,766,145     10,334,662     3,407,295     4,002,013             --    1,461,635
                                    ==========     ==========    ==========     =========     ==========    =========

                                   FTVIPT TEMPLETON FOREIGN
                                          SECURITIES         JANUS ASPEN GLOBAL LIFE SCIENCES  JANUS ASPEN GLOBAL TECHNOLOGY
                                          SUBACCOUNT                    SUBACCOUNT                       SUBACCOUNT
                                           (CLASS 2)                 (SERVICE SHARES)                 (SERVICE SHARES)
                                   ------------------------  --------------------------------  -----------------------------
                                       2007         2006           2007             2006            2007            2006
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   beginning of year                21,163,311   19,191,641     1,367,798        1,622,218       2,279,926       2,656,206
Accumulation units issued and
   transferred from other funding
   options                           1,535,947    4,374,577        45,547           31,155          77,985          44,443
Accumulation units redeemed and
   transferred to other funding
   options                          (3,031,176)  (2,402,907)     (107,371)        (285,575)       (486,199)       (420,723)
Annuity units                               --           --            --               --              --              --
                                    ----------   ----------     ---------        ---------       ---------       ---------
Accumulation and annuity units
   end of year                      19,668,082   21,163,311     1,305,974        1,367,798       1,871,712       2,279,926
                                    ==========   ==========     =========        =========       =========       =========

                                     LMPVET AGGRESSIVE GROWTH    LMPVET APPRECIATION   LMPVET APPRECIATION
                                            SUBACCOUNT                SUBACCOUNT            SUBACCOUNT
                                             (CLASS I)                 (CLASS I)            (CLASS II)
                                     ------------------------  ----------------------  -------------------
                                         2007        2006         2007        2006      2007 (b)     2006
                                     ----------   ----------   ----------  ----------   ---------   ------
Accumulation and annuity units
   beginning of year                 48,369,150   54,850,372   22,504,904  24,354,907          --     --
Accumulation units issued and
   transferred from other funding
   options                            2,545,694    1,991,251      626,158     699,436   2,122,513     --
Accumulation units redeemed and
   transferred to other funding
   options                           (9,239,595)  (8,472,473)  (2,267,035) (2,549,439)    (43,704)    --
Annuity units                            (3,644)          --           --          --          --     --
                                     ----------   ----------   ----------  ----------   ---------    ---
Accumulation and annuity units
   end of year                       41,671,605   48,369,150   20,864,027  22,504,904   2,078,809     --
                                     ==========   ==========   ==========  ==========   =========    ===

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006


                                                              LMPVET DIVIDEND       LMPVET EQUITY INDEX
                                       LMPVET CAPITAL            STRATEGY               SUBACCOUNT
                                         SUBACCOUNT             SUBACCOUNT               (CLASS I)
                                   ----------------------  --------------------  --------------------------
                                      2007        2006        2007       2006        2007          2006
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   beginning of year               23,023,332  26,340,134  1,266,847  1,621,186   696,948,337   802,906,459
Accumulation units issued and
   transferred from other funding
   options                            119,691   1,044,457    207,685    141,063     7,366,986     5,743,860
Accumulation units redeemed and
   transferred to other funding
   options                         (3,312,903) (4,361,259)   (92,971)  (495,402) (193,405,761) (111,701,982)
Annuity units                              --          --         --         --            --            --
                                   ----------  ----------  ---------  ---------  ------------  ------------
Accumulation and annuity units
   end of year                     19,830,120  23,023,332  1,381,561  1,266,847   510,909,562   696,948,337
                                   ==========  ==========  =========  =========  ============  ============


                                          LMPVET                LMPVET              LMPVET LARGE CAP
                                    INTERNATIONAL ALL         INVESTORS                  GROWTH
                                     CAP OPPORTUNITY          SUBACCOUNT               SUBACCOUNT
                                        SUBACCOUNT            (CLASS I)                (CLASS I)
                                   --------------------  ----------------------  ----------------------
                                      2007       2006       2007        2006        2007        2006
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   beginning of year               6,613,123  7,391,529   8,986,940  11,201,914  34,705,192  39,491,739
Accumulation units issued and
   transferred from other funding
   options                           193,472    197,335  11,927,556     144,062   1,509,604     860,049
Accumulation units redeemed and
   transferred to other funding
   options                          (922,284)  (975,741) (2,265,147) (2,359,036) (6,160,545) (5,646,596)
Annuity units                             --         --          --          --          --          --
                                   ---------  ---------  ----------  ----------  ----------  ----------
Accumulation and annuity units
   end of year                     5,884,311  6,613,123  18,649,349   8,986,940  30,054,251  34,705,192
                                   =========  =========  ==========  ==========  ==========  ==========

                                                                    LMPVET
                                       LMPVET EQUITY INDEX     FUNDAMENTAL VALUE            LMPVET
                                           SUBACCOUNT              SUBACCOUNT           GLOBAL EQUITY
                                           (CLASS II)              (CLASS I)              SUBACCOUNT
                                     ----------------------  ----------------------  --------------------
                                        2007        2006        2007        2006        2007       2006
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                 24,118,702  26,715,181  28,839,509  33,539,136  6,105,697  6,569,949
Accumulation units issued and
   transferred from other funding
   options                              492,579     765,926  16,109,299     582,762    182,991    519,632
Accumulation units redeemed and
   transferred to other funding
   options                           (3,197,501) (3,362,405) (6,023,869) (5,282,389)  (521,161)  (983,884)
Annuity units                                --          --          --          --         --         --
                                     ----------  ----------  ----------  ----------  ---------  ---------
Accumulation and  annuity units
   end of year                       21,413,780  24,118,702  38,924,939  28,839,509  5,767,527  6,105,697
                                     ==========  ==========  ==========  ==========  =========  =========

                                                                   LMPVET
                                          LMPVET             MULTIPLE DISCIPLINE           LMPVET
                                       MID CAP CORE           LARGE CAP GROWTH        SMALL CAP GROWTH
                                        SUBACCOUNT                AND VALUE              SUBACCOUNT
                                         (CLASS I)               SUBACCOUNT              (CLASS I)
                                   ----------------------  ----------------------  ---------------------
                                      2007        2006       2007 (c)      2006       2007       2006
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   beginning of year               11,609,290  13,956,724   2,799,079   2,947,979  4,870,535   5,484,572
Accumulation units issued and
   transferred from other funding
   options                             34,946      91,797     138,128     200,751  1,772,652     537,370
Accumulation units redeemed and
   transferred to other funding
   options                         (2,088,217) (2,439,231) (2,937,207)   (349,651)  (935,305) (1,151,407)
Annuity units                              --          --          --          --         --          --
                                   ----------  ----------  ----------   ---------  ---------  ----------
Accumulation and annuity units
   end of year                      9,556,019  11,609,290          --   2,799,079  5,707,882   4,870,535
                                   ==========  ==========  ==========   =========  =========   =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                 LMPVPI ALL CAP      LMPVPII GROWTH AND INCOME
                                   LMPVET SOCIAL AWARENESS         SUBACCOUNT                SUBACCOUNT
                                          SUBACCOUNT                (CLASS I)                (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                       2007        2006       2007 (a)      2006       2007 (a)        2006
                                   -----------   ---------  -----------  ----------    --------      -------
Accumulation and annuity units
   beginning of year                     --          --      16,546,378  18,893,674     565,128      627,998
Accumulation units issued and
   transferred from other funding
   options                            4,063          --         112,660     369,999       1,843       15,613
Accumulation units redeemed and
   transferred to other funding
   options                           (4,063)         --     (16,659,038) (2,717,295)   (566,971)     (78,483)
Annuity units                            --          --              --          --          --           --
                                     ------         ---     -----------  ----------    --------      -------
Accumulation and annuity units
   end of year                           --          --              --  16,546,378          --      565,128
                                     ======         ===     ===========  ==========    ========      =======

                                   LMPVET CAPITAL AND INCOME                                 LMPVIT DIVERSIFIED STRATEGIC
                                          SUBACCOUNT          LMPVIT ADJUSTABLE RATE INCOME             INCOME
                                          (CLASS II)                    SUBACCOUNT                    SUBACCOUNT
                                   -------------------------  -----------------------------  ----------------------------
                                       2007         2006           2007           2006            2007           2006
                                   ----------    -----------  -------------    ------------  --------------   -----------
Accumulation and annuity units
   beginning of year               21,522,665    22,404,754     3,733,821       3,870,652      11,835,535     13,581,327
Accumulation units issued and
   transferred from other
   funding options                    458,416     1,569,541       243,055         684,349          59,388         60,889
Accumulation units redeemed and
   transferred to other funding
   options                         (2,478,322)   (2,451,630)     (747,548)       (821,180)     (2,344,836)    (1,806,681)
Annuity units                              --            --            --              --              --             --
                                   ----------    ----------     ---------       ---------      ----------     ----------
Accumulation and annuity units
   end of year                     19,502,759    21,522,665     3,229,328       3,733,821       9,550,087     11,835,535
                                   ==========    ==========     =========       =========      ==========     ==========

                                   LMPVPV SMALL CAP GROWTH  LMPVPI LARGE CAP GROWTH  LMPVPII AGGRESSIVE GROWTH
                                        OPPORTUNITIES             SUBACCOUNT                 SUBACCOUNT
                                         SUBACCOUNT                (CLASS I)                 (CLASS I)
                                   -----------------------  -----------------------  -------------------------
                                      2007 (a)      2006      2007 (a)      2006       2007 (a)        2006
                                    ----------   ---------    --------    --------     --------     ---------
Accumulation and annuity units
   beginning of year                 1,987,530   2,421,526     514,870     793,372      654,082     1,043,857
Accumulation units issued and
   transferred from other funding
   options                               7,532     261,902       4,816      89,664        7,838        47,032
Accumulation units redeemed and
   transferred to other funding
   options                          (1,995,062)   (695,898)   (519,686)   (368,166)    (661,920)     (436,807)
Annuity units                               --          --          --          --           --            --
                                    ----------   ---------    --------    --------     --------      --------
Accumulation and annuity units
   end of year                              --   1,987,530          --     514,870           --       654,082
                                    ==========   =========    ========    ========     ========      ========

                                     LMPVIT HIGH INCOME       LMPVIT MONEY MARKET    LMPVPIII LARGE CAP VALUE
                                         SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                      2007        2006         2007        2006        2007 (a)      2006
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   beginning of year               15,674,140  17,664,790   29,384,014   25,021,233   14,404,111  16,048,036
Accumulation units issued and
   transferred from other
   funding options                    427,184     593,320   22,245,868   15,530,746       20,336     243,693
Accumulation units redeemed and
   transferred to other funding
   options                         (2,097,335) (2,583,970) (20,737,261) (11,167,965) (14,424,447) (1,887,618)
Annuity units                              --          --           --           --           --          --
                                   ----------  ----------  -----------  -----------  -----------  ----------
Accumulation and annuity units
   end of year                     14,003,989  15,674,140   30,892,621   29,384,014           --  14,404,111
                                   ==========  ==========   ==========  ===========  ===========  ==========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                                                                        MIST
                                   LORD ABBETT GROWTH AND INCOME  LORD ABBETT MID-CAP VALUE  BATTERYMARCH MID-CAP STOCK
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                            (CLASS VC)                    (CLASS VC)                  (CLASS A)
                                   -----------------------------  -------------------------  --------------------------
                                       2007 (a)         2006        2007 (a)        2006         2007          2006
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   beginning of year                  5,962,703      5,440,430      6,903,549    7,588,906    1,701,921            --
Accumulation units issued and
   transferred from other
   funding options                       89,368      1,029,178         68,963      515,269      175,641     2,113,080
Accumulation units redeemed and
   transferred to other funding
   options                           (6,052,071)      (506,905)    (6,972,512)  (1,200,626)    (309,766)     (411,159)
Annuity units                                --             --             --           --           --            --
                                     ----------      ---------     ----------   ----------    ---------     ---------
Accumulation and annuity units
   end of year                               --      5,962,703             --    6,903,549    1,567,796     1,701,921
                                     ==========      =========     ==========   ==========    =========     =========

                                           MIST             MIST HARRIS OAKMARK
                                   DREMAN SMALL-CAP VALUE       INTERNATIONAL           MIST JANUS FORTY
                                         SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                         (CLASS A)                (CLASS A)                 (CLASS A)
                                   ----------------------  -----------------------  ------------------------
                                      2007        2006         2007        2006         2007         2006
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   beginning of year                 534,685          --    6,710,411          --    9,058,497           --
Accumulation units issued and
   transferred from other
   funding options                   724,023     737,777    1,961,134   7,602,498    1,866,635   11,246,145
Accumulation units redeemed and
   transferred to other funding
   options                          (288,555)   (203,092)  (1,749,277)   (892,087)  (2,004,855)  (2,187,648)
Annuity units                             --          --           --          --           --           --
                                    --------    --------   ----------   ---------   ----------   ----------
Accumulation and annuity units
   end of year                       970,153     534,685    6,922,268   6,710,411    8,920,277    9,058,497
                                    ========    ========   ==========   =========   ==========   ==========

                                                                        MIST                      MIST
                                   MIST BLACKROCK HIGH YIELD  BLACKROCK LARGE-CAP CORE  BLACKROCK LARGE-CAP CORE
                                           SUBACCOUNT                SUBACCOUNT                SUBACCOUNT
                                           (CLASS A)                  (CLASS E)                 (CLASS A)
                                   -------------------------  ------------------------  ------------------------
                                       2007          2006        2007 (b)       2006      2007 (a)       2006
                                    ---------     ---------     ---------       ----    ----------    ----------
Accumulation and annuity units
   beginning of year                1,628,582            --            --         --     7,744,544           --
Accumulation units issued and
   transferred from other
   funding options                    311,003     1,836,626     7,472,768         --        57,404    8,512,799
Accumulation units redeemed and
   transferred to other funding
   options                           (655,887)     (208,044)     (692,807)        --    (7,801,948)    (768,255)
Annuity units                              --            --            --         --            --           --
                                    ---------     ---------     ---------        ---    ----------    ---------
Accumulation and annuity units
   end of year                      1,283,698     1,628,582     6,779,961         --            --    7,744,544
                                    =========     =========     =========        ===    ==========    =========

                                                        MIST LEGG MASON PARTNERS             MIST
                                   MIST LAZARD MID-CAP       MANAGED ASSETS       LORD ABBETT BOND DEBENTURE
                                       SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT
                                        (CLASS B)              (CLASS A)                  (CLASS A)
                                   -------------------  ------------------------  --------------------------
                                     2007 (b)    2006       2007         2006         2007          2006
                                    ---------    ----     -------      -------     ---------     ---------
Accumulation and annuity units
   beginning of year                      --      --      203,096           --     2,435,784            --
Accumulation units issued and
   transferred from other
   funding options                   399,858      --       35,027      209,763       242,763     2,800,720
Accumulation units redeemed and
   transferred to other funding
   options                           (26,148)     --      (25,639)      (6,667)     (574,372)     (364,936)
Annuity units                             --      --           --           --            --            --
                                     -------     ---      -------      -------     ---------     ---------
Accumulation and annuity units
   end of year                       373,710      --      212,484      203,096     2,104,175     2,435,784
                                     =======     ===      =======      =======     =========     =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                               MIST LORD ABBETT       MIST LORD ABBETT   MIST MET/AIM CAPITAL
                              GROWTH AND INCOME        MID-CAP VALUE         APPRECIATION
                                  SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
                                   (CLASS B)             (CLASS B)             (CLASS A)
                            ----------------------  -------------------  --------------------
                               2007        2006        2007       2006      2007       2006
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   beginning of year        16,165,188          --     577,962       --  1,459,777         --
Accumulation units
   issued and transferred
   from other funding
   options                   8,914,538  17,984,101  11,416,136  672,783    148,365  2,016,323
Accumulation units
   redeemed and
   transferred to other
   funding options          (4,725,049) (1,818,913) (1,685,482) (94,821)  (135,965)  (556,546)
Annuity units                       --          --          --       --         --         --
                            ----------  ----------  ----------  -------  ---------  ---------
Accumulation and
   annuity units
   end of year              20,354,677  16,165,188  10,308,616  577,962  1,472,177  1,459,777
                            ==========  ==========  ==========  =======  =========  =========

                                                       MIST NEUBERGER     MIST PIMCO INFLATION
                                MIST MFS VALUE      BERMAN REAL ESTATE       PROTECTED BOND
                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                   (CLASS A)             (CLASS A)              (CLASS A)
                             --------------------  ---------------------  --------------------
                                2007       2006       2007        2006     2007 (b)    2006
                             ---------  ---------  ----------  ---------  ---------    ----
Accumulation and
   annuity units
   beginning of year         4,445,270         --   7,149,179         --         --     --
Accumulation units
   issued and transferred
   from other funding
   options                   1,417,962  4,831,452   1,198,229  7,913,721  6,217,076     --
Accumulation units
   redeemed and
   transferred to other
   funding options            (878,599)  (386,182) (3,529,705)  (764,542)  (759,814)    --
Annuity units                       --         --          --         --         --     --
                             ---------  ---------  ----------  ---------  ---------    ---
Accumulation and
   annuity units
   end of year               4,984,633  4,445,270   4,817,703  7,149,179  5,457,262     --
                             =========  =========  ==========  =========  =========    ===

                              MIST MET/AIM     MIST MFS EMERGING  MIST MFS RESEARCH
                            SMALL CAP GROWTH     MARKETS EQUITY     INTERNATIONAL
                               SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                (CLASS A)           (CLASS A)         (CLASS B)
                            ----------------  ------------------  -----------------
                              2007     2006     2007 (b)   2006    2007 (b)  2006
                            -------  -------    --------  ------  ---------  -----
Accumulation and
   annuity units
   beginning of year        127,299       --          --     --          --    --
Accumulation units
   issued and transferred
   from other funding
   options                  283,039  139,711     870,666     --   4,793,089    --
Accumulation units
   redeemed and
   transferred to other
   funding options          (51,726) (12,412)   (184,526)    --    (561,341)   --
Annuity units                    --       --          --     --          --    --
                            -------  -------    --------    ---   ---------   ---
Accumulation and
   annuity units
   end of year              358,612  127,299     686,140     --   4,231,748    --
                            =======  =======    ========    ===   =========   ===

                                                   MIST PIONEER         MIST PIONEER
                               MIST PIONEER       MID-CAP VALUE       STRATEGIC INCOME
                              FUND SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                (CLASS A)            (CLASS A)            (CLASS A)
                             ----------------  -------------------  --------------------
                               2007     2006    2007 (a)    2006       2007       2006
                             -------  -------  ---------  --------  ---------  ---------
Accumulation and
   annuity units
   beginning of year         418,435       --    183,910        --  4,573,165         --
Accumulation units
   issued and transferred
   from other funding
   options                   176,029  501,755    116,354   194,201  1,399,186  4,934,595
Accumulation units
   redeemed and
   transferred to other
   funding options           (49,119) (83,320)  (300,264)  (10,291)  (828,813)  (361,430)
Annuity units                     --       --         --        --         --         --
                             -------  -------   --------   -------  ---------  ---------
Accumulation and
   annuity units
   end of year               545,345  418,435         --   183,910  5,143,538  4,573,165
                             =======  =======   ========   =======  =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MIST THIRD AVENUE    MSF BLACKROCK AGGRESSIVE      MSF BLACKROCK
                                      SMALL CAP VALUE              GROWTH                BOND INCOME
                                        SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                         (CLASS B)                (CLASS D)              (CLASS A)
                                   ---------------------  ------------------------  --------------------
                                      2007        2006        2007         2006        2007      2006
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   beginning of year                6,234,540         --   15,365,651           --  4,196,469         --
Accumulation units issued and
   transferred from other
   funding options                 11,849,092  6,777,485      434,697   18,288,370    346,085  4,657,549
Accumulation units redeemed and
   transferred to other funding
   options                         (3,506,578)  (542,945)  (2,472,821)  (2,922,719)  (870,217)  (461,080)
Annuity units                              --         --           --           --         --         --
                                   ----------  ---------   ----------   ----------  ---------  ---------
Accumulation and annuity units
   end of year                     14,577,054  6,234,540   13,327,527   15,365,651  3,672,337  4,196,469
                                   ==========  =========   ==========   ==========  =========  =========

                                                                                                MSF
                                      MSF FI LARGE CAP      MSF FI VALUE LEADERS   METLIFE AGGRESSIVE ALLOCATION
                                        SUBACCOUNT               SUBACCOUNT                  SUBACCOUNT
                                         (CLASS A)                (CLASS D)                  (CLASS B)
                                   ----------------------  ----------------------  -----------------------------
                                      2007        2006        2007        2006          2007           2006
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   beginning of year               27,324,100          --  17,467,298          --    1,025,423            --
Accumulation units issued and
   transferred from other funding
   options                            329,243  31,209,098     116,619  19,188,589      190,427      1,295,460
Accumulation units redeemed and
   transferred to other funding
   options                         (4,212,179) (3,884,998) (2,482,091) (1,721,291)     (72,633)      (270,037)
Annuity units                              --          --          --          --           --             --
                                   ----------  ----------  ----------  ----------    ---------      ---------
Accumulation and annuity units
   end of year                     23,441,164  27,324,100  15,101,826  17,467,298    1,143,217      1,025,423
                                   ==========  ==========  ==========  ==========    =========      =========

                                                                                          MSF CAPITAL GUARDIAN
                                   MSF BLACKROCK BOND INCOME  MSF BLACKROCK MONEY MARKET       U.S. EQUITY
                                           SUBACCOUNT                 SUBACCOUNT               SUBACCOUNT
                                           (CLASS E)                   (CLASS A)                (CLASS A)
                                   -------------------------  --------------------------  --------------------
                                       2007         2006          2007          2006         2007       2006
                                   -----------   -----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   beginning of year                15,500,754            --    17,554,542           --   4,806,282         --
Accumulation units issued and
   transferred from other
   funding options                     638,978    17,756,579   144,396,944   49,981,457   2,911,951  5,297,761
Accumulation units redeemed and
   transferred to other funding
   options                          (2,405,856)   (2,255,825) (125,637,416) (32,426,915)   (871,293)  (491,479)
Annuity units                               --            --            --           --          --         --
                                    ----------    ----------  ------------  -----------   ---------  ---------
Accumulation and annuity units
   end of year                      13,733,876    15,500,754    36,314,070   17,554,542   6,846,940  4,806,282
                                    ==========    ==========  ============  ===========   =========  =========

                                   MSF METLIFE CONSERVATIVE  MSF METLIFE CONSERVATIVE        MSF METLIFE
                                          ALLOCATION          TO MODERATE ALLOCATION     MODERATE ALLOCATION
                                          SUBACCOUNT               SUBACCOUNT                SUBACCOUNT
                                          (CLASS B)                 (CLASS B)                 (CLASS B)
                                   ------------------------  -------------------------   --------------------
                                      2007          2006          2007          2006        2007       2006
                                   ----------    ---------     ---------     ---------   ---------  ---------
Accumulation and  annuity units
   beginning of year                1,184,847           --     1,496,255            --   4,206,488         --
Accumulation units issued and
   transferred from other funding
   options                            867,132    1,302,715     2,994,763     1,562,746   3,207,903  4,770,029
Accumulation units redeemed and
   transferred to other funding
   options                           (145,579)    (117,868)     (530,284)      (66,491)   (499,295)  (563,541)
Annuity units                              --           --            --            --          --         --
                                    ---------    ---------     ---------     ---------   ---------  ---------
Accumulation and annuity units
   end of year                      1,906,400    1,184,847     3,960,734     1,496,255   6,915,096  4,206,488
                                    =========    =========     =========     =========   =========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     MSF METLIFE MODERATE                                       MSF
                                   TO AGGRESSIVE ALLOCATION   MSF MFS TOTAL RETURN   MORGAN STANLEY EAFE INDEX
                                          SUBACCOUNT               SUBACCOUNT               SUBACCOUNT
                                           (CLASS B)                (CLASS F)                 (CLASS A)
                                   ------------------------  ----------------------  -------------------------
                                       2007         2006        2007        2006         2007         2006
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   beginning of year                 3,708,235           --  56,040,560          --      73,275          --
Accumulation units issued and
   transferred from other
   funding options                   3,269,358    4,133,627   1,460,557  60,619,676   1,112,022      73,308
Accumulation units redeemed and
   transferred to other funding
   options                            (341,051)    (425,392) (7,826,251) (4,678,871)    (63,863)        (33)
Annuity units                               --           --     (20,207)     99,755          --          --
                                     ---------    ---------  ----------  ----------   ---------      ------
Accumulation and annuity units
   end of year                       6,636,542    3,708,235  49,654,659  56,040,560   1,121,434      73,275
                                     =========    =========  ==========  ==========   =========      ======

                                   MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT
                                          HIGH YIELD BOND               U.S. GOVERNMENT         PIMCO VIT REAL RETURN
                                            SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                             (CLASS A)                     (CLASS A)           (ADMINISTRATIVE CLASS)
                                   ----------------------------  ----------------------------  ----------------------
                                     2007 (a)         2006            2007           2006       2007 (a)      2006
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   beginning of year                  154,708             --         52,065             --      6,380,426   6,401,192
Accumulation units  issued and
   transferred  from other
   funding options                     46,170        357,827        289,010        124,433        222,095   1,464,434
Accumulation units redeemed and
   transferred to other funding
   options                           (200,878)      (203,119)       (29,316)       (72,368)    (6,602,521) (1,485,200)
Annuity units                              --             --             --             --             --          --
                                     --------       --------        -------        -------     ----------  ----------
Accumulation and annuity units
   end of year                             --        154,708        311,759         52,065             --   6,380,426
                                     ========       ========        =======        =======     ==========  ==========

                                                                                             MSF T. ROWE PRICE
                                   MSF OPPENHEIMER GLOBAL EQUITY  MSF RUSSELL 2000 INDEX     LARGE CAP GROWTH
                                             SUBACCOUNT                SUBACCOUNT               SUBACCOUNT
                                              (CLASS B)                 (CLASS A)               (CLASS B)
                                   -----------------------------  ----------------------  ----------------------
                                          2007        2006           2007 (b)      2006      2007        2006
                                   --------------  -------------  -------------  -------  ----------  ----------
Accumulation and annuity units
   beginning of year                   6,642,911          --                 --    --     20,169,196          --
Accumulation units issued and
   transferred from other
   funding options                     1,047,418   7,374,402          4,066,808    --        490,012  23,184,076
Accumulation units redeemed and
   transferred to other funding
   options                            (1,100,683)   (731,491)        (1,212,736)   --     (3,225,829) (3,014,880)
Annuity units                                 --          --                 --    --             --          --
                                      ----------   ---------         ----------   ---     ----------  ----------
Accumulation and annuity units
   end of year                         6,589,646   6,642,911          2,854,072    --     17,433,379  20,169,196
                                      ==========   =========         ==========   ===     ==========  ==========

                                   PIMCO VIT TOTAL RETURN  PUTNAM VT DISCOVERY GROWTH  PUTNAM VT INTERNATIONAL EQUITY
                                         SUBACCOUNT                SUBACCOUNT                   SUBACCOUNT
                                   (ADMINISTRATIVE CLASS)          (CLASS IB)                   (CLASS IB)
                                   ----------------------  --------------------------  ------------------------------
                                      2007        2006           2007      2006             2007 (a)      2006
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   beginning of year               41,512,462  43,916,918       435,755  408,357            4,354,394  3,917,056
Accumulation units issued and
   transferred from other
   funding options                  3,403,537   4,333,356       239,344   45,733               77,035  1,157,070
Accumulation units redeemed and
   transferred to other funding
   options                         (6,524,436) (6,737,812)      (76,557) (18,335)          (4,431,429)  (719,732)
Annuity units                              --          --            --       --                   --         --
                                   ----------  ----------       -------  -------           ----------  ---------
Accumulation and annuity units
   end of year                     38,391,563  41,512,462       598,542  435,755                   --  4,354,394
                                   ==========  ==========       =======  =======           ==========  =========

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                   PUTNAM VT SMALL CAP VALUE  VAN KAMPEN LIT COMSTOCK   VAN KAMPEN LIT ENTERPRISE
                                           SUBACCOUNT                SUBACCOUNT                 SUBACCOUNT
                                           (CLASS IB)                (CLASS II)                 (CLASS II)
                                   -------------------------  -----------------------   -------------------------
                                     2007 (a)       2006          2007        2006          2007         2006
                                    ----------   ----------    ---------   ---------      -------      --------
Accumulation and annuity units
   beginning of year                 6,232,391    7,054,453    3,156,259   3,715,783      359,761       520,892
Accumulation units issued and
   transferred from other
   funding options                     362,149      630,959       97,588     153,696       27,825         2,273
Accumulation units redeemed and
   transferred to other funding
   options                          (6,594,540)  (1,453,021)    (558,598)   (713,220)     (36,172)     (163,404)
Annuity units                               --           --           --          --           --            --
                                    ----------   ----------     --------    --------      -------      --------
Accumulation and annuity units
   end of year                              --    6,232,391    2,695,249   3,156,259      351,414       359,761
                                    ==========   ==========    =========   =========      =======      ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 12, 2007.

                                   VAN KAMPEN LIT STRATEGIC GROWTH
                                              SUBACCOUNT
                                              (CLASS I)
                                   -------------------------------
                                           2007       2006
                                        ----------  ----------
Accumulation and annuity units
   beginning of year                    17,725,881  20,658,714
Accumulation units issued and
   transferred from other
   funding options                         206,360     248,670
Accumulation units redeemed and
   transferred to other funding
   options                              (2,732,041) (3,181,503)
Annuity units                                   --          --
                                        ----------  ----------
Accumulation and annuity units
   end of year                          15,200,200  17,725,881
                                        ==========  ==========

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                                  VINTAGE XTRA

                            VINTAGE XTRA (SERIES II)

                            PORTFOLIO ARCHITECT XTRA

                       STATEMENT OF ADDITIONAL INFORMATION

                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415

MLAC-Book-05-09-86                                         April 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2007

     (2)  Statement of Operations for the year ended December 31, 2007

     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006

     (2) Consolidated Statements of Income for the years ended December 31, 2007, December 31, 2006 and 2005

     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007, 2006 and 2005

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2007, 2006 and 2005


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  EXHIBITS

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1(a).     Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, filed  May 23, 1997.)

1(b).     Resolution of Board of Directors of MetLife Insurance Company of
          Connecticut (including Agreement and Plan of Merger) (Incorporated herein by reference to Exhibit 1(b) to Registrant's Registration
          Statement on Form N-4, 333- 147895/811-08223, filed on December 7,
          2007.)

2.        Not Applicable.

3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Insurance Company and Travelers
          Distribution LLC (Incorporated herein by reference to Exhibit 3(a) the Registration Statement on Form S-2, File No. 333-58809, filed
          February 26, 2001.)

3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343, filed April 6, 2006.)

3(c).     Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463, filed April 6, 2007.)

3(d). Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463,  filed April 6,
          2007.)

3(e).     Services Agreement between MetLife Investors Distribution Company and
          MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to
          MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)

4(a).     Variable Annuity Contract. (Incorporated herein by reference to
          Exhibit 4 to the Registration Statement on Form N-4, File No. 333-
          70659, filed January 15, 1999.)


EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)

4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339, filed on April 7, 2006.)

4(d). Merger Endorsement (6-48E-07) (December 7, 2007) (Incorporated herein by reference to Exhibit 4(d) to Registrant's Registration Statement on Form N-4, 333- 147895/811-08223, filed on December 7, 2007.)

5(a).     Application. (Incorporated herein by reference to Exhibit 5 to Pre-
          Effective Amendment No. 2 to the Registration Statement on Form N-4,
          File No. 333-70659, filed September 29, 1999.)

5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343, filed April 6, 2006.)

6(a).     Charter of The Travelers Life and Annuity Company, as amended on
          October 19, 1994. (Incorporated herein by reference to Exhibit 3 (a)
          (i) to Registration Statement on Form S-2, File No. 033-58677, filed
          April 18, 1995.)

6(b).     By-Laws of The Travelers Insurance Company, as amended on October 20,
          1994. (Incorporated herein by reference to Exhibit 3 (b) (i) to the Registration Statement on Form S-2, File No. 033-58677, filed April
          18, 1995.)

6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No.
          14 to The Travelers Fund  ABD for Variable Annuities Registration
          Statement on Form N-14, File No. 033-65343, filed April 6, 2006.)

6(d).     Certificate of Correction of MetLife Insurance Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to Post-Effective No. 11 to MetLife of CT Separate Account Nine for
          Variable Annuities' Registration Statement on Form N-4, File Nos.
          333-65926/811-09411, filed on October 31, 2007.)

7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 the Registration
          Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration
          Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)

8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, MetLife Investors Distribution Company and MetLife
          Insurance Company of Connecticut (effective August 31, 2007).
          (Incorporated herein by reference to Exhibit 6(d) to Post-Effective
          No. 11 to MetLife of CT Separate Account Nine for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 333-65926/811-09411, filed on October 31, 2007.)

8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343, filed April 6, 2006.)

9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to Registrant's
          Registration Statement on Form N-4, 333- 147895/811-08223, filed on
          December 7, 2007.)

10.       Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. (filed herewith)

11.       Not applicable.

12.       Not applicable.

13.       Powers of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (filed herewith)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney          Director
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Lisa M. Weber                Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Joseph J. Prochaska, Jr.     Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Stanley J. Talbi             Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Gwenn L. Carr                Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Eric T. Steigerwalt          Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

William D. Cammarata         Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget          Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman               Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

S. Peter Headley             Vice President and Assistant Secretary
3717 W. 100(th) Street
Suite 700
Overland Park, KS 62210

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg         Vice President and Actuary
185 Asylum Street
Hartford, CT 06103


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Christopher A. Kremer        Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley           Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey N. Altman            Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Steven J. Brash              Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Herbert B. Brown             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

Deidre E. Curran             Vice President
300 Davidson Ave.
Somerset, NJ 08873

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison          Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

James W. Koeger              Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
8717 W. 110(th) Street
Suite 700
Overland Park, KS 62210


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
--------------------------   ---------------------------------------------------------------------
Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008, there were 2,993 qualified contracts and 5,457 non-qualified contracts of Vintage XTRA Annuity; there were 1,218 qualified contracts and 744 non-qualified contracts of Portfolio Architect XTRA; and there were 565 qualified contracts and 840 non-qualified contracts of Vintage XTRA-Series II offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the

Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT  Fund U for Variable Annuities

MetLife of CT  Fund BD for Variable Annuities

MetLife of CT  Fund BD II for Variable Annuities

MetLife of CT  Fund BD III for Variable Annuities



MetLife of CT  Fund ABD for Variable Annuities

MetLife of CT  Fund ABD II for Variable Annuities

MetLife of CT  Separate Account PF for Variable Annuities

MetLife of CT  Separate Account PF II for Variable Annuities

MetLife of CT  Separate Account QP for Variable Annuities

MetLife of CT  Separate Account QPN for Variable Annuities

MetLife of CT  Separate Account TM for Variable Annuities

MetLife of CT  Separate Account TM II for Variable Annuities

MetLife of CT  Separate Account Five for Variable Annuities

MetLife of CT  Separate Account Six for Variable Annuities

MetLife of CT  Separate Account Seven for Variable Annuities

MetLife of CT  Separate Account Eight for Variable Annuities

MetLife of CT  Separate Account Nine for Variable Annuities

MetLife of CT  Separate Account Ten for Variable Annuities

MetLife of CT  Fund UL for Variable Life Insurance,

MetLife of CT  Fund UL II for Variable Life Insurance

MetLife of CT  Fund UL III for Variable Life Insurance

MetLife of CT  Variable Life Insurance Separate Account One

MetLife of CT  Variable Life Insurance Separate Account Two

MetLife of CT  Variable Life Insurance Separate Account Three



MetLife of CT  Separate Account Eleven for Variable Annuities

MetLife of CT  Separate Account Twelve for Variable Annuities

MetLife of CT  Separate Account Thirteen for Variable Annuities

MetLife of CT  Separate Account Fourteen for Variable Annuities

MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002

MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002


Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II


Met Investors Series Trust

MetLife Investors Variable Annuity Account One

MetLife Investors Variable Annuity Account Five

MetLife Investors Variable Life Account One

MetLife Investors Variable Life Account Five

MetLife Investors USA Separate Account A

MetLife Investors USA Variable Life Account A

First MetLife Investors Variable Annuity Account One

General American Separate Account Eleven

General American Separate Account Twenty-Eight

General American Separate Account Twenty-Nine

General American Separate Account Two

Security Equity Separate Account Twenty-Six

Security Equity Separate Account Twenty-Seven

Metropolitan Life Separate Account E

Metropolitan Life Separate Account UL

Metropolitan Tower Life Separate Account One

Metropolitan Tower Life Separate Account Two

Paragon Separate Account A

Paragon Separate Account B

Paragon Separate Account C

Paragon Separate Account D
Metropolitan Series Fund, Inc.

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
260 Madison Avenue
New York, NY 10016


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                   (2)
                                                   NET
                    (1)                        UNDERWRITING         (3)              (4)              (5)
             NAME OF PRINCIPAL                DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                UNDERWRITER                    COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
             -----------------               ---------------  ---------------  ---------------  ---------------
MetLife Investors..........................    $128,299,602          $0               $0               $0
Distribution Company




ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


METLIFE INSURANCE COMPANY OF CONNECTICUT

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


The MetLife Insurance Company of Connecticut hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts, on this 8th day of April 2008.


                 METLIFE OF CT FUND BD IV FOR VARIABLE ANNUITIES
                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:       /s/ DANIEL D. JORDAN
                                            ------------------------------------
                                            Daniel D. Jordan, Vice President and
                                                     Assistant Secretary



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 8th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   President and Director
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact
* MetLife Insurance Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX



10    Consent of Deloitte & Touche LLP, Independent Registered Public
      Accounting Firm

13    Powers of Attorney